UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Floating Rate Fund Class A - IFRAX

Voya Floating Rate Fund Class C - IFRCX

Voya Floating Rate Fund Class I - IFRIX

Voya Floating Rate Fund Class R - IFRRX

Voya Floating Rate Fund Class W - IFRWX

Voya GNMA Income Fund Class A - LEXNX

Voya GNMA Income Fund Class C - LEGNX

Voya GNMA Income Fund Class I - LEINX

Voya GNMA Income Fund Class R6 - VGMBX

Voya GNMA Income Fund Class W - IGMWX

Voya Government Money Market Fund Class A - VYAXX

Voya Government Money Market Fund Class C - VYBXX

Voya Government Money Market Fund Class I - VYCXX

Voya Government Money Market Fund Class R6 - VYHXX

Voya Government Money Market Fund Class W - VYGXX

Voya High Yield Bond Fund Class A - IHYAX

Voya High Yield Bond Fund Class C - IMYCX

Voya High Yield Bond Fund Class I - IHYIX

Voya High Yield Bond Fund Class R - IRSTX

Voya High Yield Bond Fund Class R6 - VHYRX

Voya High Yield Bond Fund Class W - IHYWX

Voya Intermediate Bond Fund Class A - IIBAX

Voya Intermediate Bond Fund Class C - IICCX

Voya Intermediate Bond Fund Class I - IICIX

Voya Intermediate Bond Fund Class R - IIBOX

Voya Intermediate Bond Fund Class R6 - IIBZX

Voya Intermediate Bond Fund Class W - IIBWX

Voya Short Duration High Income Fund Class A - VVJBX

Voya Short Duration High Income Fund Class C - VVJGX

Voya Short Duration High Income Fund Class I - VVJCX

Voya Short Duration High Income Fund Class R6 - VVJDX

Voya Short Duration Bond Fund Class A - IASBX

Voya Short Duration Bond Fund Class C - ICSBX

Voya Short Duration Bond Fund Class I - IISBX

Voya Short Duration Bond Fund Class R - VSTRX

Voya Short Duration Bond Fund Class R6 - IGZAX

Voya Short Duration Bond Fund Class W - IWSBX

Voya Strategic Income Opportunities Fund Class A - ISIAX

Voya Strategic Income Opportunities Fund Class C - ISICX

Voya Strategic Income Opportunities Fund Class I - IISIX

Voya Strategic Income Opportunities Fund Class R - ISIRX

Voya Strategic Income Opportunities Fund Class R6 - VSIRX

Voya Strategic Income Opportunities Fund Class W - ISIWX

Voya VACS Series HYB Fund Portfolio - VVITX

Class A: IFRAX

Voya Floating Rate Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$115	1.11%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$9,750	$10,000	$10,000	$10,000
2016	$9,725	$9,975	$10,196	$9,875
2017	$10,356	$10,622	$10,241	$10,835
2018	$10,676	$10,950	$10,364	$11,315
2019	$10,879	$11,158	$10,828	$11,651
2020	$9,536	$9,782	$11,795	$10,584
2021	$11,127	$11,414	$11,879	$12,776
2022	$11,367	$11,659	$11,386	$13,191
2023	$11,221	$11,510	$10,842	$13,526
2024	$12,329	$12,646	$11,026	$15,213
2025	$13,155	$13,494	$11,564	$16,256

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	4.07%	6.09%	2.78%
Class A - Excluding Sales Charge	6.70%	6.65%	3.04%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Morningstar®  LSTA® U.S. Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar®  LSTA® U.S. Leveraged Loan Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$177,346,128
  # of Portfolio Holdings372
  Portfolio Turnover Rate78%
  Investment Advisory Fees Paid$1,041,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IFRAX

Voya Floating Rate Fund

92913L791-AR

Class C: IFRCX

Voya Floating Rate Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$191	1.86%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,900	$9,900	$10,196	$9,875
2017	$10,464	$10,464	$10,241	$10,835
2018	$10,717	$10,717	$10,364	$11,315
2019	$10,829	$10,829	$10,828	$11,651
2020	$9,421	$9,421	$11,795	$10,584
2021	$10,911	$10,911	$11,879	$12,776
2022	$11,050	$11,050	$11,386	$13,191
2023	$10,827	$10,827	$10,842	$13,526
2024	$11,895	$11,895	$11,026	$15,213
2025	$12,693	$12,693	$11,564	$16,256

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.95%	5.85%	2.41%
Class C - Excluding Sales Charge	5.91%	5.85%	2.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Morningstar®  LSTA® U.S. Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar®  LSTA® U.S. Leveraged Loan Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$177,346,128
  # of Portfolio Holdings372
  Portfolio Turnover Rate78%
  Investment Advisory Fees Paid$1,041,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IFRCX

Voya Floating Rate Fund

92913L817-AR

Class I: IFRIX

Voya Floating Rate Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$89	0.86%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$250,000	$250,000	$250,000
2016	$250,021	$254,900	$246,875
2017	$266,933	$256,022	$270,871
2018	$276,179	$259,094	$282,871
2019	$281,885	$270,701	$291,272
2020	$247,736	$294,875	$264,592
2021	$289,785	$296,968	$319,389
2022	$296,753	$284,644	$329,769
2023	$293,689	$271,038	$338,145
2024	$323,867	$275,640	$380,327
2025	$346,465	$289,090	$406,400

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.98%	6.94%	3.32%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

Effective with this report, the Adviser changed the primary benchmark from the Morningstar®  LSTA® U.S. Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar®  LSTA® U.S. Leveraged Loan Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$177,346,128
  # of Portfolio Holdings372
  Portfolio Turnover Rate78%
  Investment Advisory Fees Paid$1,041,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IFRIX

Voya Floating Rate Fund

92913L825-AR

Class R: IFRRX

Voya Floating Rate Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$140	1.36%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$10,000	$10,000	$10,000
2016	$9,950	$10,196	$9,875
2017	$10,560	$10,241	$10,835
2018	$10,870	$10,364	$11,315
2019	$11,050	$10,828	$11,651
2020	$9,660	$11,795	$10,584
2021	$11,247	$11,879	$12,776
2022	$11,447	$11,386	$13,191
2023	$11,272	$10,842	$13,526
2024	$12,371	$11,026	$15,213
2025	$13,167	$11,564	$16,256

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	6.44%	6.39%	2.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

Effective with this report, the Adviser changed the primary benchmark from the Morningstar®  LSTA® U.S. Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar®  LSTA® U.S. Leveraged Loan Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$177,346,128
  # of Portfolio Holdings372
  Portfolio Turnover Rate78%
  Investment Advisory Fees Paid$1,041,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IFRRX

Voya Floating Rate Fund

92913L841-AR

Class W: IFRWX

Voya Floating Rate Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Floating Rate Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$89	0.86%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes I and W shares outperformed and Classes A, C, and R shares underperformed the Morningstar® LSTA® US Leveraged Loan Index primarily due to avoidance of underperforming loans & maintaining higher-rated quality positions, particularly single-B rated loans. The limited exposure to CCC rated loans boosted performance.

↑ Top contributors to performance: By industry, selection in the software space, food products, chemicals, commercial services and supplies and beverages contributed. At an issuer level, the avoidance of weaker loans such as Ascend Performance Materials Llc, Tropicana Products Inc. and Mcafee Enterprise contributed.

↓ Top detractors from performance: Underweight in diversified telecommunication services and selection in specialty retail and pharmaceuticals were the main detractors. By issuer, an underweight allocation in Altice France S.A. (Fka Sfr Group S.A., Aka Numericable) and the overweight allocation in Leslies Poolmart, Inc. detracted.

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index	Morningstar®LSTA® US Leveraged Loan Index
2015	$10,000	$10,000	$10,000
2016	$10,001	$10,196	$9,875
2017	$10,676	$10,241	$10,835
2018	$11,045	$10,364	$11,315
2019	$11,261	$10,828	$11,651
2020	$9,898	$11,795	$10,584
2021	$11,589	$11,879	$12,776
2022	$11,854	$11,386	$13,191
2023	$11,731	$10,842	$13,526
2024	$12,934	$11,026	$15,213
2025	$13,837	$11,564	$16,256

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	6.98%	6.93%	3.30%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Morningstar®LSTA® US Leveraged Loan Index	6.86%	8.96%	4.98%

Effective with this report, the Adviser changed the primary benchmark from the Morningstar®  LSTA® U.S. Leveraged Loan Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Morningstar®  LSTA® U.S. Leveraged Loan Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$177,346,128
  # of Portfolio Holdings372
  Portfolio Turnover Rate78%
  Investment Advisory Fees Paid$1,041,391

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

AssuredPartners Inc., 7.825%, 02/14/31	0.7%
UKG Inc., 7.300%, 02/10/31	0.7%
Great Outdoors Group LLC, 7.575%, 01/16/32	0.7%
Sedgwick Claims Management Services Inc, 8.250%, 07/31/31	0.7%
AthenaHealth Group Inc., 7.325%, 02/15/29	0.7%
Opella Healthc, 03/01/32	0.6%
Cotiviti Inc., 7.073%, 05/01/31	0.6%
Alliant Holdings Intermediate LLC, 7.069%, 09/19/31	0.6%
Focus Financial Partners LLC, 7.075%, 09/15/31	0.6%
Fertitta Entertainment LLC, 7.825%, 01/27/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.2%
Preferred Stock	0.0%
Common Stock	0.1%
Corporate Bonds/Notes	6.7%
Loans	93.0%

Material Fund Changes

This is a summary of certain changes to the Fund during the year ended March 31, 2025. For more complete information, you may review the Fund's next Prospectus, which we expect to be available on or about July 31, 2025. Copies of the Prospectus can be requested by calling us at 1-800-992-0180. The Fund’s net annual operating expenses increased 0.12% from fiscal year ended March 31, 2024 to March 31, 2025 due to proxy and solicitation costs associated with obtaining shareholder approval relating to the proposed reorganization into Voya Short Duration High Income Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IFRWX

Voya Floating Rate Fund

92913L833-AR

Class A: LEXNX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$86	0.84%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$9,753	$10,000	$10,000	$10,000
2016	$9,969	$10,221	$10,196	$10,240
2017	$10,013	$10,266	$10,241	$10,249
2018	$10,021	$10,274	$10,364	$10,278
2019	$10,407	$10,670	$10,828	$10,736
2020	$10,973	$11,250	$11,795	$11,470
2021	$11,091	$11,371	$11,879	$11,428
2022	$10,607	$10,876	$11,386	$10,903
2023	$10,127	$10,383	$10,842	$10,414
2024	$10,248	$10,507	$11,026	$10,586
2025	$10,795	$11,068	$11,564	$11,134

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.67%	-0.83%	0.77%
Class A - Excluding Sales Charge	5.34%	-0.33%	1.02%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg GNMA Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg GNMA Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,109,751,915
  # of Portfolio Holdings804
  Portfolio Turnover Rate457%
  Investment Advisory Fees Paid$4,692,226

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: LEXNX

Voya GNMA Income Fund

92913L692-AR

Class C: LEGNX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$163	1.59%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,146	$10,146	$10,196	$10,240
2017	$10,108	$10,108	$10,241	$10,249
2018	$10,052	$10,052	$10,364	$10,278
2019	$10,349	$10,349	$10,828	$10,736
2020	$10,832	$10,832	$11,795	$11,470
2021	$10,879	$10,879	$11,879	$11,428
2022	$10,324	$10,324	$11,386	$10,903
2023	$9,779	$9,779	$10,842	$10,414
2024	$9,896	$9,896	$11,026	$10,586
2025	$10,424	$10,424	$11,564	$11,134

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.71%	-1.03%	0.42%
Class C - Excluding Sales Charge	4.71%	-1.03%	0.42%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg GNMA Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg GNMA Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,109,751,915
  # of Portfolio Holdings804
  Portfolio Turnover Rate457%
  Investment Advisory Fees Paid$4,692,226

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: LEGNX

Voya GNMA Income Fund

92913L726-AR

Class I: LEINX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$56	0.54%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$250,000	$250,000	$250,000
2016	$256,251	$254,900	$256,000
2017	$258,189	$256,022	$256,230
2018	$259,146	$259,094	$256,948
2019	$269,916	$270,701	$268,408
2020	$285,431	$294,875	$286,740
2021	$289,710	$296,968	$285,708
2022	$277,609	$284,644	$272,565
2023	$266,201	$271,038	$260,354
2024	$269,887	$275,640	$264,647
2025	$285,530	$289,090	$278,355

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	5.80%	0.01%	1.34%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg GNMA Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg GNMA Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,109,751,915
  # of Portfolio Holdings804
  Portfolio Turnover Rate457%
  Investment Advisory Fees Paid$4,692,226

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: LEINX

Voya GNMA Income Fund

92913L734-AR

Class R6: VGMBX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$50	0.50%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
7/31/2020	$1,000,000	$1,000,000	$1,000,000
2021	$1,006,408	$964,356	$993,128
2022	$965,562	$924,336	$947,444
2023	$924,879	$880,152	$905,000
2024	$938,182	$895,096	$919,924
2025	$993,060	$938,776	$967,572

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (7/31/2020)
Class R6	5.85%	-0.15%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.35%
Bloomberg GNMA Index	5.18%	-0.70%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg GNMA Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg GNMA Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,109,751,915
  # of Portfolio Holdings804
  Portfolio Turnover Rate457%
  Investment Advisory Fees Paid$4,692,226

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VGMBX

Voya GNMA Income Fund

92913L577-AR

Class W: IGMWX

Voya GNMA Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$61	0.59%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A (excluding sales charge), I, R6, and W shares outperformed and Class C underperformed the Bloomberg GNMA Index.

↑ Top contributors to performance: Outperformance largely driven by off-benchmark collateralized mortgage obligation (CMO) holdings. The Fund uses Treasury futures to manage exposure to interest rate risk. The Fund had a slight overweight to duration for most of the year & the positioning contributed to performance.

↓ Top detractors from performance: Meanwhile, security selection in GNMA pools detracted.

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg GNMA Index
2015	$10,000	$10,000	$10,000
2016	$10,246	$10,196	$10,240
2017	$10,320	$10,241	$10,249
2018	$10,354	$10,364	$10,278
2019	$10,780	$10,828	$10,736
2020	$11,393	$11,795	$11,470
2021	$11,559	$11,879	$11,428
2022	$11,071	$11,386	$10,903
2023	$10,612	$10,842	$10,414
2024	$10,754	$11,026	$10,586
2025	$11,371	$11,564	$11,134

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	5.74%	-0.04%	1.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg GNMA Index	5.18%	-0.59%	1.08%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg GNMA Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg GNMA Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$1,109,751,915
  # of Portfolio Holdings804
  Portfolio Turnover Rate457%
  Investment Advisory Fees Paid$4,692,226

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Ginnie Mae, 5.500%, 04/20/55	11.6%
Ginnie Mae, 5.000%, 04/20/55	11.4%
Ginnie Mae, 6.000%, 04/20/55	5.1%
Ginnie Mae, 2.000%, 03/20/52	3.2%
Ginnie Mae, 4.500%, 04/20/55	3.1%
Ginnie Mae - Class FE, 5.594%, 01/20/55	2.8%
Ginnie Mae, 2.000%, 05/15/54	2.6%
Ginnie Mae, 2.500%, 03/20/51	2.4%
Ginnie Mae, 2.000%, 12/20/50	2.3%
Ginnie Mae, 3.000%, 10/20/51	1.9%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(31.5)%
Asset-Backed Securities	0.1%
Commercial Mortgage-Backed Securities	3.7%
Collateralized Mortgage Obligations	48.6%
U.S. Government Agency Obligations	79.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IGMWX

Voya GNMA Income Fund

92913L767-AR

Class A: VYAXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$36	0.35%

Fund Statistics

  Total Net Assets$424,383,095
  # of Portfolio Holdings16
  Investment Advisory Fees Paid$757,419

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VYAXX

Voya Government Money Market Fund

92913L379-AR

Class C: VYBXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$137	1.35%

Fund Statistics

  Total Net Assets$424,383,095
  # of Portfolio Holdings16
  Investment Advisory Fees Paid$757,419

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VYBXX

Voya Government Money Market Fund

92913L361-AR

Class I: VYCXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.35%

Fund Statistics

  Total Net Assets$424,383,095
  # of Portfolio Holdings16
  Investment Advisory Fees Paid$757,419

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VYCXX

Voya Government Money Market Fund

92913L353-AR

Class R6: VYHXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of June 11, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6Footnote Reference*	$29	0.35%
Footnote	Description
Footnote*	Expenses are for the period from June 11, 2024, commencement of operations, to March 31, 2025. Expenses for the full reporting period would be higher.

Fund Statistics

  Total Net Assets$424,383,095
  # of Portfolio Holdings16
  Investment Advisory Fees Paid$757,419

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VYHXX

Voya Government Money Market Fund

92913L213-AR

Class W: VYGXX

Voya Government Money Market Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$36	0.35%

Fund Statistics

  Total Net Assets$424,383,095
  # of Portfolio Holdings16
  Investment Advisory Fees Paid$757,419

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	21.9%
U.S. Government Agency Debt	17.1%
U.S. Treasury Repurchase Agreements	27.4%
U.S. Treasury Debt	33.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: VYGXX

Voya Government Money Market Fund

92913L320-AR

Class A: IHYAX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$104	1.01%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$9,749	$10,000	$10,000	$10,000
2016	$9,616	$9,864	$10,196	$9,634
2017	$10,782	$11,060	$10,241	$11,213
2018	$11,053	$11,339	$10,364	$11,637
2019	$11,609	$11,908	$10,828	$12,327
2020	$10,940	$11,222	$11,795	$11,471
2021	$13,101	$13,439	$11,879	$14,184
2022	$13,020	$13,356	$11,386	$14,091
2023	$12,359	$12,678	$10,842	$13,619
2024	$13,458	$13,806	$11,026	$15,138
2025	$14,337	$14,707	$11,564	$16,302

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.81%	5.02%	3.67%
Class A - Excluding Sales Charge	6.53%	5.56%	3.93%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$357,363,343
  # of Portfolio Holdings328
  Portfolio Turnover Rate75%
  Investment Advisory Fees Paid$2,230,115

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IHYAX

Voya High Yield Bond Fund

92913L627-AR

Class C: IMYCX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$181	1.76%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,776	$9,776	$10,196	$9,634
2017	$10,895	$10,895	$10,241	$11,213
2018	$11,086	$11,086	$10,364	$11,637
2019	$11,556	$11,556	$10,828	$12,327
2020	$10,808	$10,808	$11,795	$11,471
2021	$12,848	$12,848	$11,879	$14,184
2022	$12,673	$12,673	$11,386	$14,091
2023	$11,929	$11,929	$10,842	$13,619
2024	$12,990	$12,990	$11,026	$15,138
2025	$13,838	$13,838	$11,564	$16,302

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.89%	4.78%	3.30%
Class C - Excluding Sales Charge	5.89%	4.78%	3.30%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$357,363,343
  # of Portfolio Holdings328
  Portfolio Turnover Rate75%
  Investment Advisory Fees Paid$2,230,115

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IMYCX

Voya High Yield Bond Fund

92913L643-AR

Class I: IHYIX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$70	0.68%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$250,000	$250,000	$250,000
2016	$247,205	$254,900	$240,850
2017	$278,195	$256,022	$280,325
2018	$286,189	$259,094	$290,922
2019	$301,618	$270,701	$308,173
2020	$285,194	$294,875	$286,786
2021	$342,783	$296,968	$354,611
2022	$341,809	$284,644	$352,271
2023	$325,308	$271,038	$340,469
2024	$355,490	$275,640	$378,438
2025	$380,012	$289,090	$407,544

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	6.90%	5.91%	4.28%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$357,363,343
  # of Portfolio Holdings328
  Portfolio Turnover Rate75%
  Investment Advisory Fees Paid$2,230,115

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IHYIX

Voya High Yield Bond Fund

92913L783-AR

Class R: IRSTX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$130	1.26%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000
2016	$9,829	$10,196	$9,634
2017	$10,994	$10,241	$11,213
2018	$11,257	$10,364	$11,637
2019	$11,794	$10,828	$12,327
2020	$11,088	$11,795	$11,471
2021	$13,244	$11,879	$14,184
2022	$13,129	$11,386	$14,091
2023	$12,424	$10,842	$13,619
2024	$13,494	$11,026	$15,138
2025	$14,340	$11,564	$16,302

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	6.26%	5.28%	3.67%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$357,363,343
  # of Portfolio Holdings328
  Portfolio Turnover Rate75%
  Investment Advisory Fees Paid$2,230,115

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IRSTX

Voya High Yield Bond Fund

92913L544-AR

Class R6: VHYRX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$63	0.61%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
8/3/2016	$1,000,000	$1,000,000	$1,000,000
2017	$1,064,042	$985,848	$1,076,236
2018	$1,095,676	$997,676	$1,116,916
2019	$1,156,215	$1,042,372	$1,183,148
2020	$1,092,708	$1,135,456	$1,101,040
2021	$1,315,550	$1,143,520	$1,361,432
2022	$1,312,785	$1,096,064	$1,352,448
2023	$1,250,548	$1,043,672	$1,307,140
2024	$1,367,296	$1,061,392	$1,452,908
2025	$1,462,503	$1,113,184	$1,564,656

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (8/3/2016)
Class R6	6.96%	6.00%	4.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.25%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.31%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$357,363,343
  # of Portfolio Holdings328
  Portfolio Turnover Rate75%
  Investment Advisory Fees Paid$2,230,115

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VHYRX

Voya High Yield Bond Fund

92913L528-AR

Class W: IHYWX

Voya High Yield Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$80	0.76%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index primarily due to not owning select distressed names that rallied due to idiosyncratic reasons.

↑ Top contributors to performance: Security selection within: chemicals, primarily due to owning Trinseo Materials Operating SGA & Iris Holdings; within energy, primarily due midstream over exploration and production (E&P); and lastly within financials, overweight to wealth management firms & insurance brokers positively impacted performance.

↓ Top detractors from performance: Security selection in: cable and satellite, primarily due to owning CSC Holdings & the avoidance of prior underperforming credits that rallied due to company-specific reasons;  within media, largely due to owning Scripps Escrow; and lastly, in healthcare and pharma, primarily due to the owning select underperforming credits & avoiding select issuers that saw their price increases.

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2015	$10,000	$10,000	$10,000
2016	$9,892	$10,196	$9,634
2017	$11,118	$10,241	$11,213
2018	$11,427	$10,364	$11,637
2019	$12,031	$10,828	$12,327
2020	$11,368	$11,795	$11,471
2021	$13,646	$11,879	$14,184
2022	$13,613	$11,386	$14,091
2023	$12,949	$10,842	$13,619
2024	$14,135	$11,026	$15,138
2025	$15,095	$11,564	$16,302

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	6.79%	5.84%	4.20%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	7.28%	5.01%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond-2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$357,363,343
  # of Portfolio Holdings328
  Portfolio Turnover Rate75%
  Investment Advisory Fees Paid$2,230,115

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Service Corp. International, 5.750%, 10/15/32	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
CSC Holdings LLC, 5.500%, 04/15/27	0.6%
DISH Network Corp., 11.750%, 11/15/27	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%
Carvana Co., 9.000%, 12/01/28	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Bank Loans	6.0%
Corporate Bonds/Notes	89.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IHYWX

Voya High Yield Bond Fund

92913L866-AR

Class A: IIBAX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$70	0.68%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2015	$9,752	$10,000	$10,000
2016	$9,862	$10,112	$10,196
2017	$10,077	$10,334	$10,241
2018	$10,254	$10,514	$10,364
2019	$10,693	$10,965	$10,828
2020	$11,152	$11,436	$11,795
2021	$11,835	$12,136	$11,879
2022	$11,279	$11,566	$11,386
2023	$10,623	$10,893	$10,842
2024	$10,960	$11,238	$11,026
2025	$11,554	$11,848	$11,564

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	2.81%	0.20%	1.45%
Class A - Excluding Sales Charge	5.42%	0.71%	1.71%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Fund Statistics

  Total Net Assets$9,506,411,538
  # of Portfolio Holdings2,404
  Portfolio Turnover Rate152%
  Investment Advisory Fees Paid$24,138,421

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IIBAX

Voya Intermediate Bond Fund

92913L650-AR

Class C: IICCX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$146	1.43%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,037	$10,037	$10,196
2017	$10,190	$10,190	$10,241
2018	$10,291	$10,291	$10,364
2019	$10,652	$10,652	$10,828
2020	$11,016	$11,016	$11,795
2021	$11,604	$11,604	$11,879
2022	$10,974	$10,974	$11,386
2023	$10,256	$10,256	$10,842
2024	$10,581	$10,581	$11,026
2025	$11,155	$11,155	$11,564

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.64%	-0.03%	1.10%
Class C - Excluding Sales Charge	4.64%	-0.03%	1.10%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Fund Statistics

  Total Net Assets$9,506,411,538
  # of Portfolio Holdings2,404
  Portfolio Turnover Rate152%
  Investment Advisory Fees Paid$24,138,421

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: IICCX

Voya Intermediate Bond Fund

92913L676-AR

Class I: IICIX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.36%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
2015	$250,000	$250,000
2016	$253,394	$254,900
2017	$260,062	$256,022
2018	$265,509	$259,094
2019	$277,806	$270,701
2020	$290,377	$294,875
2021	$309,449	$296,968
2022	$295,854	$284,644
2023	$279,556	$271,038
2024	$289,790	$275,640
2025	$306,253	$289,090

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	5.68%	1.07%	2.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Fund Statistics

  Total Net Assets$9,506,411,538
  # of Portfolio Holdings2,404
  Portfolio Turnover Rate152%
  Investment Advisory Fees Paid$24,138,421

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IICIX

Voya Intermediate Bond Fund

92913L684-AR

Class R: IIBOX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$95	0.93%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,088	$10,196
2017	$10,283	$10,241
2018	$10,447	$10,364
2019	$10,857	$10,828
2020	$11,295	$11,795
2021	$11,956	$11,879
2022	$11,366	$11,386
2023	$10,679	$10,842
2024	$10,991	$11,026
2025	$11,557	$11,564

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	5.16%	0.46%	1.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Fund Statistics

  Total Net Assets$9,506,411,538
  # of Portfolio Holdings2,404
  Portfolio Turnover Rate152%
  Investment Advisory Fees Paid$24,138,421

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: IIBOX

Voya Intermediate Bond Fund

92913L742-AR

Class R6: IIBZX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$33	0.31%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index
2015	$1,000,000	$1,000,000
2016	$1,014,679	$1,019,600
2017	$1,040,450	$1,024,088
2018	$1,063,404	$1,036,376
2019	$1,112,866	$1,082,804
2020	$1,164,838	$1,179,500
2021	$1,240,617	$1,187,872
2022	$1,187,821	$1,138,576
2023	$1,123,000	$1,084,152
2024	$1,163,468	$1,102,560
2025	$1,231,681	$1,156,360

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	5.86%	1.12%	2.11%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Fund Statistics

  Total Net Assets$9,506,411,538
  # of Portfolio Holdings2,404
  Portfolio Turnover Rate152%
  Investment Advisory Fees Paid$24,138,421

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IIBZX

Voya Intermediate Bond Fund

92913L569-AR

Class W: IIBWX

Voya Intermediate Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$44	0.43%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R, R6, and W shares outperformed and Class C shares underperformed the Bloomberg US Aggregate Bond Index. Both sector allocation & security selection decisions contributed, while duration positioning detracted.

↑ Top contributors to performance: Security selection within agency mortgage-backed securities, investement grade corporates & commerical mortgage-backed securities. Allocation to non-agency residential mortgage-backed securities and credit risk transfer.

↓ Top detractors from performance: Duration positioning.

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index
2015	$10,000	$10,000
2016	$10,128	$10,196
2017	$10,386	$10,241
2018	$10,594	$10,364
2019	$11,076	$10,828
2020	$11,580	$11,795
2021	$12,320	$11,879
2022	$11,770	$11,386
2023	$11,112	$10,842
2024	$11,506	$11,026
2025	$12,147	$11,564

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	5.57%	0.96%	1.96%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

Fund Statistics

  Total Net Assets$9,506,411,538
  # of Portfolio Holdings2,404
  Portfolio Turnover Rate152%
  Investment Advisory Fees Paid$24,138,421

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Bonds, 4.750%, 02/15/45	3.6%
United States Treasury Notes, 3.875%, 03/15/28	1.7%
United States Treasury Notes, 4.625%, 02/15/35	1.3%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
Ginnie Mae, 5.500%, 04/20/55	1.2%
United States Treasury Notes, 3.875%, 03/31/27	1.1%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.0%
Ginnie Mae, 4.500%, 07/20/53	0.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.7%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	9.9%
U.S. Treasury Obligations	11.1%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.7%
U.S. Government Agency Obligations	21.0%
Corporate Bonds/Notes	27.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IIBWX

Voya Intermediate Bond Fund

92913L775-AR

Class A: VVJBX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$86	0.83%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$9,747	$10,000	$10,000	$10,000
2023	$9,727	$9,979	$10,095	$10,127
2024	$10,788	$11,068	$10,267	$10,427
2025	$11,454	$11,752	$10,768	$10,993

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/9/2023)
Class A - Including Sales ChargeFootnote Reference*	3.52%	6.56%
Class A - Excluding Sales Charge	6.18%	7.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.52%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.53%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA 1-3 year U.S. Treasury Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA 1-3 year U.S. Treasury Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$268,014,621
  # of Portfolio Holdings112
  Portfolio Turnover Rate68%
  Investment Advisory Fees Paid$903,894

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: VVJBX

Voya Short Duration High Income Fund

92913L254-AR

Class C: VVJGX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$161	1.58%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
4/20/2023	$10,000	$10,000	$10,000	$10,000
2024	$10,969	$10,969	$10,176	$10,293
2025	$11,574	$11,574	$10,673	$10,852

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (4/20/2023)
Class C - Including Sales ChargeFootnote Reference*	4.54%	7.78%
Class C - Excluding Sales Charge	5.51%	7.78%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.41%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.29%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA 1-3 year U.S. Treasury Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA 1-3 year U.S. Treasury Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$268,014,621
  # of Portfolio Holdings112
  Portfolio Turnover Rate68%
  Investment Advisory Fees Paid$903,894

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: VVJGX

Voya Short Duration High Income Fund

92913L221-AR

Class I: VVJCX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$62	0.60%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$250,000	$250,000	$250,000
2023	$249,577	$252,381	$253,178
2024	$277,502	$256,666	$260,686
2025	$295,382	$269,191	$274,833

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/9/2023)
Class I	6.44%	8.12%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.52%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.53%

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA 1-3 year U.S. Treasury Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA 1-3 year U.S. Treasury Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$268,014,621
  # of Portfolio Holdings112
  Portfolio Turnover Rate68%
  Investment Advisory Fees Paid$903,894

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: VVJCX

Voya Short Duration High Income Fund

92913L247-AR

Class R6: VVJDX

Voya Short Duration High Income Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$58	0.56%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed ICE BofA 1-3 Year US Treasury Index.

↑ Top contributors to performance: Performance benefited from industry weightings & a consistent fundamental credit selection framework. Industries that aided performance in the period: financial services, air transportation and energy made the largest positive contributions.

↓ Top detractors from performance: Utilities, retail & automotive were the largest detractors from performance.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 year U.S. Treasury Index
2/9/2023	$1,000,000	$1,000,000	$1,000,000
2023	$998,264	$1,009,524	$1,012,712
2024	$1,109,225	$1,026,664	$1,042,744
2025	$1,181,866	$1,076,764	$1,099,332

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/9/2023)
Class R6	6.55%	8.13%
Bloomberg U.S. Aggregate Bond Index	4.88%	3.52%
ICE BofA 1-3 year U.S. Treasury Index	5.43%	4.53%

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA 1-3 year U.S. Treasury Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA 1-3 year U.S. Treasury Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$268,014,621
  # of Portfolio Holdings112
  Portfolio Turnover Rate68%
  Investment Advisory Fees Paid$903,894

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

NFE Financing LLC, 12.000%, 11/15/29	3.5%
CVR Energy, Inc., 8.500%, 01/15/29	2.6%
Consensus Cloud Solutions, Inc., 6.000%, 10/15/26	2.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/28	2.5%
Mobius Merger Sub, Inc., 9.000%, 06/01/30	2.5%
Champions Financing, Inc., 8.750%, 02/15/29	2.4%
Asurion LLC, 8.840%, 01/20/29	2.4%
HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/27	2.4%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/28	2.4%
Quikrete Holdings Inc, 6.593%, 02/10/32	2.2%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.6%
Common Stock	0.2%
Bank Loans	8.8%
Corporate Bonds/Notes	84.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VVJDX

Voya Short Duration High Income Fund

92913L239-AR

Class A: IASBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$66	0.64%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$9,746	$10,000	$10,000	$10,000
2016	$9,812	$10,068	$10,196	$10,104
2017	$9,925	$10,184	$10,241	$10,176
2018	$9,960	$10,220	$10,364	$10,200
2019	$10,244	$10,511	$10,828	$10,509
2020	$10,230	$10,496	$11,795	$10,985
2021	$10,893	$11,177	$11,879	$11,158
2022	$10,587	$10,863	$11,386	$10,833
2023	$10,499	$10,772	$10,842	$10,861
2024	$10,907	$11,191	$11,026	$11,240
2025	$11,527	$11,827	$11,564	$11,871

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	3.02%	1.91%	1.43%
Class A - Excluding Sales Charge	5.68%	2.42%	1.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$594,132,543
  # of Portfolio Holdings672
  Portfolio Turnover Rate284%
  Investment Advisory Fees Paid$1,447,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: IASBX

Voya Short Duration Bond Fund

92913L502-AR

Class C: ICSBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$142	1.39%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$9,980	$9,980	$10,196	$10,104
2017	$10,021	$10,021	$10,241	$10,176
2018	$9,981	$9,981	$10,364	$10,200
2019	$10,178	$10,178	$10,828	$10,509
2020	$10,098	$10,098	$11,795	$10,985
2021	$10,673	$10,673	$11,879	$11,158
2022	$10,295	$10,295	$11,386	$10,833
2023	$10,144	$10,144	$10,842	$10,861
2024	$10,538	$10,538	$11,026	$11,240
2025	$11,137	$11,137	$11,564	$11,871

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	3.79%	1.65%	1.08%
Class C - Excluding Sales Charge	4.79%	1.65%	1.08%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$594,132,543
  # of Portfolio Holdings672
  Portfolio Turnover Rate284%
  Investment Advisory Fees Paid$1,447,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: ICSBX

Voya Short Duration Bond Fund

92913L403-AR

Class I: IISBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$36	0.35%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$250,000	$250,000	$250,000
2016	$252,125	$254,900	$252,600
2017	$255,804	$256,022	$254,393
2018	$257,214	$259,094	$255,004
2019	$265,324	$270,701	$262,731
2020	$265,749	$294,875	$274,632
2021	$283,839	$296,968	$278,944
2022	$276,681	$284,644	$270,827
2023	$275,186	$271,038	$271,531
2024	$286,655	$275,640	$281,011
2025	$303,770	$289,090	$296,765

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	5.97%	2.71%	1.97%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$594,132,543
  # of Portfolio Holdings672
  Portfolio Turnover Rate284%
  Investment Advisory Fees Paid$1,447,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISBX

Voya Short Duration Bond Fund

92913L304-AR

Class R: VSTRX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$90	0.89%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,040	$10,196	$10,104
2017	$10,130	$10,241	$10,176
2018	$10,140	$10,364	$10,200
2019	$10,403	$10,828	$10,509
2020	$10,385	$11,795	$10,985
2021	$11,041	$11,879	$11,158
2022	$10,705	$11,386	$10,833
2023	$10,602	$10,842	$10,861
2024	$10,975	$11,026	$11,240
2025	$11,569	$11,564	$11,871

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	5.42%	2.18%	1.47%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$594,132,543
  # of Portfolio Holdings672
  Portfolio Turnover Rate284%
  Investment Advisory Fees Paid$1,447,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: VSTRX

Voya Short Duration Bond Fund

92913L205-AR

Class R6: IGZAX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$31	0.30%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$1,000,000	$1,000,000	$1,000,000
2016	$1,009,838	$1,019,600	$1,010,400
2017	$1,023,845	$1,024,088	$1,017,572
2018	$1,030,857	$1,036,376	$1,020,016
2019	$1,062,576	$1,082,804	$1,050,924
2020	$1,065,715	$1,179,500	$1,098,528
2021	$1,138,542	$1,187,872	$1,115,776
2022	$1,110,208	$1,138,576	$1,083,308
2023	$1,104,631	$1,084,152	$1,086,124
2024	$1,151,254	$1,102,560	$1,124,044
2025	$1,220,584	$1,156,360	$1,187,060

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R6	6.02%	2.75%	2.01%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$594,132,543
  # of Portfolio Holdings672
  Portfolio Turnover Rate284%
  Investment Advisory Fees Paid$1,447,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: IGZAX

Voya Short Duration Bond Fund

92913L551-AR

Class W: IWSBX

Voya Short Duration Bond Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$40	0.39%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, Classes A, I, R6, and W shares outperformed and Classes C and R shares underperformed the Bloomberg U.S. 1-3 Year Government/Credit Bond Index primarily due to favorable asset allocation decisions, offset partially by duration and yield curve decisions.

↑ Top contributors to performance: Contributions were primarily sourced from allocations to off-benchmark securitized credit sectors. This includes allocation to higher quality commercial mortgage-backed securities (CMBS) bonds & asset-backed securities (ABS), including collateralized loan obligations (CLOs). Allocation to corporate credit also contributed, primarily via high yield corporates.

↓ Top detractors from performance: Due to having a relatively long duration position for most of the year, the elevated treasury rates over the period meant it detracted from performance.

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
2015	$10,000	$10,000	$10,000
2016	$10,090	$10,196	$10,104
2017	$10,233	$10,241	$10,176
2018	$10,284	$10,364	$10,200
2019	$10,625	$10,828	$10,509
2020	$10,637	$11,795	$10,985
2021	$11,365	$11,879	$11,158
2022	$11,063	$11,386	$10,833
2023	$11,011	$10,842	$10,861
2024	$11,468	$11,026	$11,240
2025	$12,137	$11,564	$11,871

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	5.83%	2.67%	1.96%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
Bloomberg U.S. 1-3 Year Government/Credit Bond Index	5.61%	1.56%	1.73%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg U.S. 1-3 Year Government/Credit Bond Index to the Bloomberg U.S Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg U.S. 1-3 Year Government/Credit Bond Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$594,132,543
  # of Portfolio Holdings672
  Portfolio Turnover Rate284%
  Investment Advisory Fees Paid$1,447,059

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 3.875%, 03/31/27	7.5%
Fannie Mae REMIC Trust - Class FL, 5.790%, 12/25/54	2.8%
United States Treasury Notes, 3.875%, 03/15/28	1.9%
Fannie Mae REMIC Trust - Class FD, 5.790%, 06/25/54	1.6%
Freddie Mac REMIC Trust - Class DF, 5.790%, 05/25/54	0.9%
Fannie Mae REMIC Trust - Class FH, 5.590%, 01/25/55	0.9%
Freddie Mac REMIC Trust - Class FA, 5.013%, 04/15/36	0.8%
DC Commercial Mortgage Trust - Class A, 6.314%, 09/12/40	0.7%
ILPT Commercial Mortgage Trust - Class A, 6.564%, 10/15/39	0.7%
BRSP Ltd. - Class B, 6.331%, 08/19/38	0.7%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	2.1%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	10.1%
Collateralized Mortgage Obligations	12.6%
Commercial Mortgage-Backed Securities	13.3%
Asset-Backed Securities	16.5%
Corporate Bonds/Notes	45.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: IWSBX

Voya Short Duration Bond Fund

92913L106-AR

Class A: ISIAX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class A	$88	0.85%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Total Return Based on $10,000 Investment

	Class A with Sale Charges	Class A without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$9,746	$10,000	$10,000	$10,000	$10,000
2016	$9,771	$10,025	$10,196	$10,033	$10,175
2017	$10,436	$10,709	$10,241	$10,107	$10,370
2018	$10,855	$11,138	$10,364	$10,230	$10,528
2019	$11,288	$11,582	$10,828	$10,483	$11,005
2020	$10,556	$10,832	$11,795	$10,733	$11,792
2021	$12,139	$12,455	$11,879	$10,801	$12,140
2022	$11,838	$12,147	$11,386	$10,807	$11,626
2023	$11,490	$11,790	$10,842	$11,065	$11,090
2024	$12,328	$12,649	$11,026	$11,658	$11,386
2025	$13,162	$13,505	$11,564	$12,264	$11,983

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class A - Including Sales ChargeFootnote Reference*	4.15%	3.99%	2.79%
Class A - Excluding Sales Charge	6.77%	4.51%	3.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%
Footnote	Description
Footnote*	Reflects deduction of the maximum Class A sales charge of 5.75%.

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,103,427,379
  # of Portfolio Holdings1,604
  Portfolio Turnover Rate283%
  Investment Advisory Fees Paid10,024,561

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class A: ISIAX

Voya Strategic Income Opportunities Fund

92913L700-AR

Class C: ISICX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class C	$165	1.60%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Total Return Based on $10,000 Investment

	Class C with Sale Charges	Class C without Sales Charge	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2016	$9,943	$9,943	$10,196	$10,033	$10,175
2017	$10,545	$10,545	$10,241	$10,107	$10,370
2018	$10,887	$10,887	$10,364	$10,230	$10,528
2019	$11,248	$11,248	$10,828	$10,483	$11,005
2020	$10,433	$10,433	$11,795	$10,733	$11,792
2021	$11,915	$11,915	$11,879	$10,801	$12,140
2022	$11,536	$11,536	$11,386	$10,807	$11,626
2023	$11,100	$11,100	$10,842	$11,065	$11,090
2024	$11,910	$11,910	$11,026	$11,658	$11,386
2025	$12,715	$12,715	$11,564	$12,264	$11,983

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class C - Including Sales ChargeFootnote Reference*	4.99%	3.76%	2.43%
Class C - Excluding Sales Charge	5.99%	3.76%	2.43%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%
Footnote	Description
Footnote*	Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,103,427,379
  # of Portfolio Holdings1,604
  Portfolio Turnover Rate283%
  Investment Advisory Fees Paid10,024,561

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class C: ISICX

Voya Strategic Income Opportunities Fund

92913L601-AR

Class I: IISIX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$64	0.62%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Total Return Based on $250,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$250,000	$250,000	$250,000	$250,000
2016	$252,279	$254,900	$250,825	$254,375
2017	$270,907	$256,022	$252,681	$259,259
2018	$282,754	$259,094	$255,739	$263,200
2019	$295,257	$270,701	$262,081	$275,123
2020	$276,645	$294,875	$268,318	$294,794
2021	$319,109	$296,968	$270,036	$303,490
2022	$312,038	$284,644	$270,171	$290,653
2023	$303,171	$271,038	$276,628	$277,254
2024	$326,407	$275,640	$291,462	$284,658
2025	$349,322	$289,090	$306,598	$299,583

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class I	7.02%	4.78%	3.40%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,103,427,379
  # of Portfolio Holdings1,604
  Portfolio Turnover Rate283%
  Investment Advisory Fees Paid10,024,561

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class I: IISIX

Voya Strategic Income Opportunities Fund

92913L874-AR

Class R: ISIRX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R	$114	1.10%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Total Return Based on $10,000 Investment

	Class R	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,017	$10,196	$10,033	$10,175
2017	$10,674	$10,241	$10,107	$10,370
2018	$11,075	$10,364	$10,230	$10,528
2019	$11,488	$10,828	$10,483	$11,005
2020	$10,707	$11,795	$10,733	$11,792
2021	$12,292	$11,879	$10,801	$12,140
2022	$11,953	$11,386	$10,807	$11,626
2023	$11,564	$10,842	$11,065	$11,090
2024	$12,392	$11,026	$11,658	$11,386
2025	$13,199	$11,564	$12,264	$11,983

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class R	6.51%	4.28%	2.81%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,103,427,379
  # of Portfolio Holdings1,604
  Portfolio Turnover Rate283%
  Investment Advisory Fees Paid10,024,561

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R: ISIRX

Voya Strategic Income Opportunities Fund

92913L882-AR

Class R6: VSIRX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$57	0.55%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Total Return Based on $1,000,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Index
10/23/2015	$1,000,000	$1,000,000	$1,000,000	$1,000,000
2016	$1,002,196	$1,021,000	$1,001,664	$1,018,888
2017	$1,074,315	$1,025,492	$1,009,076	$1,038,448
2018	$1,121,655	$1,037,796	$1,021,288	$1,054,232
2019	$1,170,566	$1,084,288	$1,046,616	$1,101,988
2020	$1,097,076	$1,181,116	$1,071,524	$1,180,784
2021	$1,266,633	$1,189,504	$1,078,384	$1,215,616
2022	$1,239,103	$1,140,140	$1,078,920	$1,164,196
2023	$1,205,750	$1,085,640	$1,104,708	$1,110,524
2024	$1,297,719	$1,104,072	$1,163,948	$1,140,184
2025	$1,389,860	$1,157,948	$1,224,392	$1,199,964

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	Since Inception (10/23/2015)
Class R6	7.10%	4.84%	3.55%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.57%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.17%
Bloomberg U.S. Universal Index	5.24%	0.32%	1.95%

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,103,427,379
  # of Portfolio Holdings1,604
  Portfolio Turnover Rate283%
  Investment Advisory Fees Paid10,024,561

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VSIRX

Voya Strategic Income Opportunities Fund

92913L536-AR

Class W: ISIWX

Voya Strategic Income Opportunities Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class W	$62	0.60%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund (before fees and expenses) outperformed the ICE BofA US Dollart 3-Month Deposit Offered Rate Constant Maturity Index primarily due to favorable asset allocation and security selection decisions, while duration and yield curve decisions detracted.

↑ Top contributors to performance: Overweight to securitized credit broadly contributed to performance, led by the non-agency residential mortgage-backed securities (RMBS) & single-family (SF) credit risk transfer (CRT) sector. The commercial mortgage-backed securities (CMBS) sector also provided strong contributions. Contributions were also sourced from allocation to corporate credit, particularly high yield as spreads in the sector tightened throughout the year.

↓ Top detractors from performance: Due to a relatively long duration position, the elevated treasury rates for the year detracted from performance. Foreign exchange (FX) decisions also detracted.

Total Return Based on $10,000 Investment

	Class W	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	Bloomberg U.S. Universal Bond Index
2015	$10,000	$10,000	$10,000	$10,000
2016	$10,017	$10,196	$10,033	$10,175
2017	$10,738	$10,241	$10,107	$10,370
2018	$11,196	$10,364	$10,230	$10,528
2019	$11,683	$10,828	$10,483	$11,005
2020	$10,939	$11,795	$10,733	$11,792
2021	$12,627	$11,879	$10,801	$12,140
2022	$12,344	$11,386	$10,807	$11,626
2023	$11,994	$10,842	$11,065	$11,090
2024	$12,916	$11,026	$11,658	$11,386
2025	$13,825	$11,564	$12,264	$11,983

For the above performance graph and below table: Past performance does not guarantee future results. Call 1-800-992-0180 or visit https://individuals.voya.com/product/mutual-fund/performance for current month-end performance. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	5 Years	10 Years
Class W	7.04%	4.79%	3.29%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%
ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index	5.19%	2.70%	2.06%
Bloomberg U.S. Universal Bond Index	5.24%	0.32%	1.83%

Effective with this report, the Adviser changed the primary benchmark from the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA  U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$2,103,427,379
  # of Portfolio Holdings1,604
  Portfolio Turnover Rate283%
  Investment Advisory Fees Paid10,024,561

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.940%, 02/25/55	2.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.6%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Uniform Mortgage-Backed Securities, 6.500%, 04/01/55	1.1%
Mexican Udibonos, 2.750%, 11/27/31	1.0%
Ginnie Mae, 5.500%, 04/20/55	1.0%
Uniform Mortgage-Backed Securities, 6.000%, 04/01/55	0.8%
Ginnie Mae, 4.500%, 04/20/55	0.8%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.5%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.7%
Common Stock	0.0%
Preferred Stock	0.0%
U.S. Treasury Obligations	1.2%
Sovereign Bonds	4.0%
U.S. Government Agency Obligations	6.0%
Bank Loans	6.8%
Asset-Backed Securities	12.7%
Commercial Mortgage-Backed Securities	17.9%
Corporate Bonds/Notes	18.7%
Collateralized Mortgage Obligations	29.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Class W: ISIWX

Voya Strategic Income Opportunities Fund

92913L809-AR

Portfolio: VVITX

Voya VACS Series HYB Fund

Annual Shareholder Report

                   March 31, 2025

This annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2024 to March 31, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last year?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Series	$13	0.13%

How did the Fund perform in the past 12 months?

For the year ended March 31, 2025, the Fund underperformed the Bloomberg High Yield - 2% Issuer Constrained Composite Index.

↑ Top contributors to performance: Security selection in select outperforming names in chemicals & in energy space due to preference for midstream over exploration and production (E&P). Lastly, security selection within utilities was additive.

↓ Top detractors from performance: Security selection in cable and satellite, primarily due to the avoidance of prior underperforming credits that rallied due to company-specific reasons.   Security selection in healthcare and pharma, primarily due to the owning select underperforming credits and avoiding stressed issuers that saw their price increase on idiosyncratic news.   Lastly, selection within utilities.

Total Return Based on $10,000 Investment

	Voya VACS Series HYB Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index
2/24/2023	$10,000	$10,000	$10,000
2023	$10,186	$10,267	$10,153
2024	$11,189	$10,442	$11,285
2025	$12,001	$10,951	$12,153

For the above performance graph and below table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Average Annual Total Returns

Fund	1 Year	Since Inception (2/24/2023)
Voya VACS Series HYB Fund	7.26%	9.09%
Bloomberg U.S. Aggregate Bond Index	4.88%	4.49%
Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index	7.69%	9.75%

Effective with this report, the Adviser changed the primary benchmark from the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index to the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Securitized MBS/ABS/CMBS Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index as an additional benchmark that the Adviser believes more closely reflects the Fund’s principal investment strategies.

Fund Statistics

  Total Net Assets$170,612,617
  # of Portfolio Holdings371
  Portfolio Turnover Rate86%
  Investment Advisory Fees Paid$0

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Sirius XM Radio, Inc., 5.000%, 08/01/27	0.9%
Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	0.7%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/29	0.6%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.6%
Hilton Domestic Operating Co., Inc., 5.875%, 03/15/33	0.6%
Univision Communications, Inc., 6.625%, 06/01/27	0.6%
Iron Mountain, Inc., 5.250%, 07/15/30	0.6%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/29	0.6%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.0%
Bank Loans	5.2%
Corporate Bonds/Notes	91.8%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/mutual-fund/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVITX

Voya VACS Series HYB Fund

92913L262-AR

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 19(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Christopher P. Sullivan are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Sullivan are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Registrant’s current Independent Registered Public Accounting Firm, billed and paid to the Fund during the Fund’s fiscal years ended March 31, 2025 and March 31, 2024.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $256,885 for the year ended March 31, 2025 and $241,753 for the year ended March 31, 2024.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended March 31, 2025 and $0 for the year ended March 31, 2024.

(c)	Tax Fees: The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $87,895 for the year ended March 31, 2025 and $87,892 for the year ended March 31, 2024. Such services included review of excise distribution calculations (if applicable), preparation of the Registrants’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2025 and $0 for the year ended March 31, 2024.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved:    November 14, 2024

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $840 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions (Funds fees)	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Tax compliance services related to return preparation for the Funds (Adviser Fees)		√	As presented to Audit Committee[3]
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period
EU Reclaims IRS Closing Agreement Filings	√		$20,000 per Fund first closing agreement, $5,000 for subsequent closing agreements for same Fund

[3]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Service
German Tax Treaty Reclaims	√	Not to exceed $2,500 per fund during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2025 through December 31, 2025

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services
Dated:     January 1, 2025 to December 31, 2025

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA CREDIT INCOME FUND

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA ENHANCED SECURITIZED INCOME FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SEPARATE PORTFOLIOS TRUST

VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

There were no services, or 0%, provided to the registrant by EY that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to the Registrant by the independent registered public accounting firm for the Registrant’s fiscal years ended March 31, 2025 and March 31, 2024; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2025	2024
Voya Funds Trust	$87,895	$87,892
Voya Investments, LLC (1)	$15,080,826	$20,108,761

(1) The Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Annual Financial Statements and Other Information

March 31, 2025

Classes A, C, I, R, R6 and W

Fixed-Income Funds

◼	Voya GNMA Income Fund	◼	Voya Short Duration Bond Fund (Formerly, Voya Short Term Bond Fund)
◼	Voya High Yield Bond Fund	◼	Voya Short Duration High Income Fund
◼	Voya Intermediate Bond Fund	◼	Voya Strategic Income Opportunities Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund), Voya Short Duration High Income Fund and Voya Strategic Income Opportunities Fund and the Board of Trustees of Voya Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund), Voya Short Duration High Income Fund, and Voya Strategic Income Opportunities Fund (collectively referred to as the “Funds”) (six of the funds constituting Voya Funds Trust (the “Trust”)), including the portfolios of investments, as of March 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting Voya Funds Trust) at March 31, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Funds Trust	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya GNMA Income Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Voya High Yield Bond Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Voya Intermediate Bond Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund)	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Voya Short Duration High Income Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from February 9, 2023 (commencement of operations) through March 31, 2023
Voya Strategic Income Opportunities Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 29, 2025

STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 2025

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
ASSETS:
Investments in securities at fair value+*	$1,459,027,300	$340,702,130	$9,443,151,090
Short-term investments at fair value†	46,185,392	47,199,400	851,593,656
Cash	–	199,935	1,015,401
Cash collateral for futures contracts	4,505,125	–	42,229,052
Cash pledged for centrally cleared swaps (Note 2)	–	–	8,400,000
Cash pledged as collateral for OTC derivatives (Note 2)	–	–	2,540,000
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	1,458,000	–	350,000
Foreign currencies at value‡	–	–	24
Receivables:
Investment securities sold	1,311,008	6,662,262	118,792,160
Investment securities sold on a delayed-delivery or when-
issued basis	67,405,179	–	–
Fund shares sold	1,562,563	170,613	10,071,313
Dividends	–	2,345	51,408
Interest	3,925,747	5,610,805	65,721,999
Variation margin on futures contracts	2	–	2,673,776
Unrealized appreciation on forward foreign currency contracts	–	–	936,491
Unrealized appreciation on forward premium swaptions	–	–	8,302,348
Prepaid expenses	37,739	58,732	105,059
Reimbursement due from Investment Adviser	50,542	–	–
Due from broker	296,000	–	–
Other assets	52,516	22,665	230,724
Total assets	1,585,817,113	400,628,887	10,556,164,501
LIABILITIES:
Income distribution payable	469,979	117,521	4,696,303
Payable for investment securities purchased	–	8,144,806	175,106,606
Payable for investment securities purchased on a delayed-delivery or when-issued basis	466,566,725	–	289,795,865
Payable for fund shares redeemed	2,740,902	303,828	19,573,208
Payable upon receipt of securities loaned	–	34,337,545	545,646,136
Sales commitments^^^	4,666,126	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	2,010,640
Unrealized depreciation on forward premium swaptions	–	–	3,655,063
Variation margin payable on centrally cleared swaps	–	–	53,889
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	433,175	–	–
Cash received as collateral for OTC derivatives (Note 2)	–	–	4,090,000
Payable for investment management fees	405,061	172,220	2,180,050
Payable for distribution and shareholder service fees	67,036	8,470	87,801
Payable to custodian due to bank overdraft	310,602	–	–
Payable to trustees under the deferred compensation plan (Note 6)	52,516	22,665	230,724
Payable for trustee fees	2,984	995	22,353
Other accrued expenses and liabilities	350,092	157,494	1,238,760
Written options, at fair value^	–	–	1,365,565
Total liabilities	476,065,198	43,265,544	1,049,752,963
NET ASSETS	$1,109,751,915	$357,363,343	$9,506,411,538

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 2025 (CONTINUED)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,316,360,681	$408,361,863	$10,919,420,652
Total distributable loss	(206,608,766)	(50,998,520)	(1,413,009,114)
NET ASSETS	$1,109,751,915	$357,363,343	$9,506,411,538
+ Including securities loaned at value	$—	$33,336,990	$530,294,534
* Cost of investments in securities	$1,557,243,299	$340,132,042	$9,675,155,339
† Cost of short-term investments	$46,185,413	$47,199,992	$851,626,467
‡ Cost of foreign currencies	$—	$—	$24
^ Premiums received on written options	$—	$—	$1,368,826
^^^ Proceeds receivable from sales commitments	$4,619,285	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 2025 (CONTINUED)

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
Class A
Net assets	$286,903,930	$32,966,421	$188,702,075
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	38,538,567	4,790,468	21,569,703
Net asset value and redemption price per share†	$7.44	$6.88	$8.75
Maximum offering price per share (2.50%)(1)	$7.63	$7.06	$8.97
Class C
Net assets	$7,699,053	$1,491,502	$5,818,444
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,039,417	216,939	666,041
Net asset value and redemption price per share†	$7.41	$6.88	$8.74
Class I
Net assets	$750,880,089	$126,861,174	$6,370,144,475
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	100,672,234	18,487,734	727,874,889
Net asset value and redemption price per share	$7.46	$6.86	$8.75
Class R
Net assets	n/a	$324,445	$102,337,799
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	47,146	11,682,174
Net asset value and redemption price per share	n/a	$6.88	$8.76
Class R6
Net assets	$17,992,422	$158,046,590	$2,749,280,729
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	2,411,731	22,972,453	313,976,722
Net asset value and redemption price per share	$7.46	$6.88	$8.76
Class W
Net assets	$46,276,421	$37,673,211	$90,128,016
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,194,053	5,466,398	10,310,459
Net asset value and redemption price per share	$7.47	$6.89	$8.74

(1)     Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†        Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 2025

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
ASSETS:
Investments in securities at fair value+*	$581,322,980	$250,460,542	$2,026,177,844
Short-term investments at fair value†	16,735,462	32,928,295	141,517,631
Cash	41,023	–	51,765,224
Cash collateral for futures contracts	1,202,988	–	4,084,919
Cash pledged for centrally cleared swaps (Note 2)	–	–	5,346,846
Cash pledged as collateral for OTC derivatives (Note 2)	–	–	2,800,000
Foreign currencies at value‡	–	–	151,238
Receivables:
Investment securities sold	5,651,823	–	15,077,403
Investment securities sold on a delayed-delivery or when-issued basis	–	–	141,602,316
Fund shares sold	98,000	565,744	1,348,396
Dividends	12,999	66,328	20,978
Interest	3,786,515	5,411,770	15,566,642
Unrealized appreciation on forward foreign currency contracts	–	–	1,508,450
Unrealized appreciation on forward premium swaptions	–	–	3,702,194
Unrealized appreciation on OTC swap agreements	–	–	664,904
Prepaid expenses	52,776	62,984	55,271
Reimbursement due from Investment Adviser	–	24,169	–
Other assets	8,088	596	41,170
Total assets	608,912,654	289,520,428	2,411,431,426
LIABILITIES:
Income distribution payable	991	10,848	668,528
Payable for investment securities purchased	5,416,078	3,082,810	29,063,589
Payable for investment securities purchased on a delayed-delivery or when-issued basis	–	–	163,101,809
Payable for fund shares redeemed	505,496	1,064,047	2,488,536
Payable upon receipt of securities loaned	8,537,738	17,189,542	35,867,742
Sales commitments^^^	–	–	66,095,859
Unrealized depreciation on forward foreign currency contracts	–	–	1,677,356
Unrealized depreciation on forward premium swaptions	–	–	1,645,925
Upfront payments received on OTC swap agreements	–	–	1,102,380
Unrealized depreciation on OTC swap agreements	–	–	722,141
Variation margin payable on centrally cleared swaps	–	–	59,179
Variation margin payable on futures contracts	10,563	–	346,567
Cash received as collateral for OTC derivatives (Note 2)	–	–	1,930,000
Payable for investment management fees	145,266	112,222	874,190
Payable for distribution and shareholder service fees	858	8,772	45,900
Payable to trustees under the deferred compensation plan (Note 6)	8,088	596	41,170
Payable for trustee fees	1,452	475	5,013
Other accrued expenses and liabilities	62,326	36,495	369,985
Unfunded loan commitments (Note 10)	–	–	415,305
Written options, at fair value^	91,255	–	1,482,873
Total liabilities	14,780,111	21,505,807	308,004,047
NET ASSETS	$594,132,543	$268,014,621	$2,103,427,379

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF MARCH 31, 2025 (CONTINUED)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$622,523,288	$274,573,070	$2,366,878,860
Total distributable loss	(28,390,745)	(6,558,449)	(263,451,481)
NET ASSETS	$594,132,543	$268,014,621	$2,103,427,379
+ Including securities loaned at value	$8,301,918	$16,707,828	$34,832,754
* Cost of investments in securities	$578,085,484	$257,258,706	$2,063,903,928
† Cost of short-term investments	$16,735,738	$32,928,295	$141,531,941
‡ Cost of foreign currencies	$—	$—	$151,425
^ Premiums received on written options	$89,366	$—	$1,602,404
^^^ Proceeds receivable from sales commitments	$—	$—	$65,840,732

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2025 (continued)

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
Class A
Net assets	$3,870,274	$20,575,687	$74,707,731
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	413,203	2,082,012	8,058,007
Net asset value and redemption price per share†	$9.37	$9.88	$9.27
Maximum offering price per share (2.50%)(1)	$9.61	$10.13	$9.51
Class C
Net assets	$91,222	$5,125,771	$30,365,499
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	9,732	512,367	3,324,033
Net asset value and redemption price per share†	$9.37	$10.00	$9.14
Class I
Net assets	$37,425,417	$232,455,611	$1,654,327,986
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,999,188	23,527,685	178,283,779
Net asset value and redemption price per share	$9.36	$9.88	$9.28
Class R
Net assets	$43,283	n/a	$15,010,444
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	4,604	n/a	1,632,109
Net asset value and redemption price per share	$9.40	n/a	$9.20
Class R6
Net assets	$545,288,258	$9,857,552	$312,091,221
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	58,198,953	997,503	33,734,123
Net asset value and redemption price per share	$9.37	$9.88	$9.25
Class W
Net assets	$7,414,089	n/a	$16,924,498
Shares authorized	unlimited	n/a	unlimited
Par value	$0.001	n/a	$0.001
Shares outstanding	789,224	n/a	1,829,842
Net asset value and redemption price per share	$9.39	n/a	$9.25

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2025

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Dividends	$—	$55,045	$337,796
Interest, net of foreign taxes withheld*	49,069,778	29,237,299	441,383,319
Securities lending income, net	—	245,225	3,192,329
Other	6,554	2,213	48,253
Total investment income	49,076,332	29,539,782	444,961,697
EXPENSES:
Investment management fees	5,331,146	2,429,239	24,138,421
Distribution and shareholder service fees:
Class A	756,663	84,298	534,920
Class C	87,212	41,044	63,479
Class R	—	1,625	521,865
Transfer agent fees:
Class A	399,220	48,652	270,527
Class C	11,510	5,979	7,983
Class I	807,987	94,594	3,227,537
Class R	—	468	130,529
Class R6	49	894	25,897
Class W	63,306	58,889	116,538
Shareholder reporting expense	76,665	9,225	191,830
Registration fees	137,569	106,133	219,564
Professional fees	111,338	27,227	358,455
Custody and accounting expense	240,147	24,085	1,123,200
Trustee fees	29,836	9,956	223,529
Miscellaneous expense	73,760	26,922	937,528
Interest expense	162	—	—
Total expenses	8,126,570	2,969,230	32,091,802
Waived and reimbursed fees	(638,920)	(199,124)	—
Net expenses	7,487,650	2,770,106	32,091,802
Net investment income	41,588,682	26,769,676	412,869,895
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,323,200)	(4,248,320)	(71,641,439)
Forward foreign currency contracts	—	—	3,115
Foreign currency related transactions	—	—	(230,647)
Futures	2,326,251	—	(58,209,915)
Swaps	—	—	(536,157)
Written options	—	—	7,908,196
Sales commitments	(107,753)	—	—
Net realized loss	(104,702)	(4,248,320)	(122,706,847)
Net change in unrealized appreciation (depreciation) on:
Investments	24,709,271	3,995,045	185,898,802
Forward foreign currency contracts	—	—	(1,079,354)
Foreign currency related transactions	—	—	28,567
Futures	(2,510,801)	—	6,218,987

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2025

	Voya GNMA	Voya High Yield	Voya Intermediate
	Income Fund	Bond Fund	Bond Fund
Swaps	—	—	1,521,280
Written options	—	—	(4,189,221)
Sales commitments	(171,536)	—	—
Net change in unrealized appreciation (depreciation)	22,026,934	3,995,045	188,399,061
Net realized and unrealized gain (loss)	21,922,232	(253,275)	65,692,214
Increase in net assets resulting from operations	$63,510,914	$26,516,401	$478,562,109
* Foreign taxes withheld	$47,954	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2025

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
INVESTMENT INCOME:
Dividends	$212,918	$627,425	$525,160
Interest	29,305,212	15,381,978	122,808,668
Securities lending income, net	48,626	251,008	193,238
Other	3,148	978	10,791
Total investment income	29,569,904	16,261,389	123,537,857
EXPENSES:
Investment management fees	1,451,836	911,156	10,024,561
Distribution and shareholder service fees:
Class A	8,847	41,222	164,668
Class C	842	29,595	314,691
Class R	181	—	78,278
Transfer agent fees:
Class A	3,072	2,687	30,679
Class C	73	521	14,843
Class I	23,163	60,925	1,103,169
Class R	33	—	7,364
Class R6	1,068	172	582
Class W	7,536	—	7,835
Shareholder reporting expense	4,286	4,492	93,850
Registration fees	103,667	78,162	255,383
Professional fees	46,658	28,945	123,740
Custody and accounting expense	95,075	27,054	362,415
Trustee fees	14,519	4,745	50,127
Miscellaneous expense	38,183	18,136	106,106
Interest expense	—	—	8,834
Total expenses	1,799,039	1,207,812	12,747,125
Waived and reimbursed fees	(4,777)	(7,262)	—
Net expenses	1,794,262	1,200,550	12,747,125
Net investment income	27,775,642	15,060,839	110,790,732
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	155,766	1,593,237	(33,615,125)
Forward foreign currency contracts	—	—	301,731
Foreign currency related transactions	—	—	(226,951)
Futures	(2,104,971)	—	(1,533,864)
Swaps	267,263	—	(4,051,782)
Written options	185,596	—	5,135,710
Sales commitments	—	—	397,332
Net realized gain (loss)	(1,496,346)	1,593,237	(33,592,949)
Net change in unrealized appreciation (depreciation) on:
Investments	5,316,559	(7,311,506)	55,737,942
Forward foreign currency contracts	—	—	1,037,117
Foreign currency related transactions	—	—	(4,729)
Futures	991,246	—	2,250,908

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2025

	Voya Short	Voya Short
	Duration	Duration	Voya Strategic
	Bond	High Income	Income
	Fund	Fund	Opportunities Fund
Swaps	—	—	2,011,036
Written options	(1,888)	—	(2,857,296)
Sales commitments	—	—	189,064
Net change in unrealized appreciation (depreciation)	6,305,917	(7,311,506)	58,364,042
Net realized and unrealized gain (loss)	4,809,571	(5,718,269)	24,771,093
Increase in net assets resulting from operations	$32,585,213	$9,342,570	$135,561,825

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya GNMA Income Fund		Voya High Yield Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$41,588,682	$44,514,711	$26,769,676	$31,480,157
Net realized loss	(104,702)	(7,538,616)	(4,248,320)	(21,607,148)
Net change in unrealized appreciation (depreciation)	22,026,934	(21,722,086)	3,995,045	34,044,141
Increase in net assets resulting from operations	63,510,914	15,254,009	26,516,401	43,917,150
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(10,029,263)	(12,123,296)	(2,138,491)	(2,259,494)
Class C	(223,589)	(380,277)	(229,759)	(347,258)
Class I	(29,261,043)	(31,637,063)	(9,402,040)	(12,955,684)
Class R	—	—	(19,785)	(16,515)
Class R6	(898,365)	(1,386,386)	(12,077,257)	(12,562,699)
Class W	(1,710,697)	(2,495,272)	(2,689,695)	(3,810,308)
Total distributions	(42,122,957)	(48,022,294)	(26,557,027)	(31,951,958)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	357,259,822	567,140,914	123,520,158	254,267,728
Reinvestment of distributions	35,954,488	41,021,431	24,863,213	30,358,921
	393,214,310	608,162,345	148,383,371	284,626,649
Cost of shares redeemed	(571,644,335)	(635,223,162)	(266,598,395)	(205,422,210)
Net increase (decrease) in net assets resulting from capital share transactions	(178,430,025)	(27,060,817)	(118,215,024)	79,204,439
Net increase (decrease) in net assets	(157,042,068)	(59,829,102)	(118,255,650)	91,169,631
NET ASSETS:
Beginning of year or period	1,266,793,983	1,326,623,085	475,618,993	384,449,362
End of year or period	$1,109,751,915	$1,266,793,983	$357,363,343	$475,618,993

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

			Voya Short Duration
	Voya Intermediate Bond Fund		Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$412,869,895	$332,052,550	$27,775,642	$23,300,468
Net realized loss	(122,706,847)	(217,976,060)	(1,496,346)	(7,585,245)
Net change in unrealized appreciation (depreciation)	188,399,061	177,319,087	6,305,917	7,075,042
Increase in net assets resulting from operations	478,562,109	291,395,577	32,585,213	22,790,265
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(9,379,446)	(8,809,565)	(157,956)	(239,790)
Class C	(230,359)	(245,467)	(3,125)	(3,665)
Class I	(280,755,291)	(222,485,923)	(1,736,225)	(1,493,293)
Class R	(4,302,815)	(3,933,902)	(1,522)	(1,092)
Class R6	(124,105,599)	(101,531,654)	(25,431,988)	(21,319,070)
Class W	(4,291,956)	(3,486,173)	(410,891)	(487,725)
Total distributions	(423,065,466)	(340,492,684)	(27,741,707)	(23,544,635)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,736,763,127	2,506,939,881	278,286,657	282,224,676
Reinvestment of distributions	367,698,110	298,308,043	27,542,616	23,449,458
	3,104,461,237	2,805,247,924	305,829,273	305,674,134
Cost of shares redeemed	(2,154,398,990)	(1,929,067,994)	(268,802,186)	(143,991,340)
Net increase in net assets resulting from capital share transactions	950,062,247	876,179,930	37,027,087	161,682,794
Net increase in net assets	1,005,558,890	827,082,823	41,870,593	160,928,424
NET ASSETS:
Beginning of year or period	8,500,852,648	7,673,769,825	552,261,950	391,333,526
End of year or period	$9,506,411,538	$8,500,852,648	$594,132,543	$552,261,950

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Short Duration		Voya Strategic
	High Income Fund		Income Opportunities Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$15,060,839	$4,559,769	$110,790,732	$93,394,865
Net realized gain (loss)	1,593,237	535,877	(33,592,949)	(77,746,487)
Net change in unrealized appreciation (depreciation)	(7,311,506)	804,480	58,364,042	108,796,787
Increase in net assets resulting from operations	9,342,570	5,900,126	135,561,825	124,445,165
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,422,657)	(900,991)	(3,456,860)	(3,313,843)
Class C	(238,344)	(2,750)	(1,420,366)	(1,541,527)
Class I	(13,780,624)	(2,532,932)	(87,091,265)	(77,401,507)
Class R	—	—	(784,703)	(841,060)
Class R6	(1,460,398)	(1,172,298)	(16,127,689)	(5,783,413)
Class W	—	—	(918,821)	(880,392)
Total distributions	(16,902,023)	(4,608,971)	(109,799,704)	(89,761,742)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	234,554,161	111,077,076	581,918,585	747,508,298
Reinvestment of distributions	16,577,886	4,530,308	101,586,222	81,532,765
	251,132,047	115,607,384	683,504,807	829,041,063
Cost of shares redeemed	(110,861,371)	(7,326,326)	(455,076,650)	(873,990,211)
Net increase (decrease) in net assets resulting from capital share transactions	140,270,676	108,281,058	228,428,157	(44,949,148)
Net increase (decrease) in net assets	132,711,223	109,572,213	254,190,278	(10,265,725)
NET ASSETS:
Beginning of year or period	135,303,398	25,731,185	1,849,237,101	1,859,502,826
End of year or period	$268,014,621	$135,303,398	$2,103,427,379	$1,849,237,101

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya GNMA Income Fund Class A
03-31-25	7.30	0.24•	0.14	0.38	0.24	—	—	0.24	—	7.44	5.34	0.88	0.84	0.84	3.27	286,904	457
03-31-24	7.47	0.23•	(0.15)	0.08	0.25	—	—	0.25	—	7.30	1.20	0.86	0.84	0.84	3.23	317,375	495
03-31-23	8.03	0.16•	(0.53)	(0.37)	0.19	—	—	0.19	—	7.47	(4.53)	0.83	0.84	0.84	2.17	389,829	353
03-31-22	8.50	0.04•	(0.40)	(0.36)	0.10	—	0.01	0.11	—	8.03	(4.36)	0.84	0.84	0.84	0.45	464,615	539
03-31-21	8.58	0.07•	0.02	0.09	0.14	—	0.03	0.17	—	8.50	1.08	0.85	0.84	0.84	0.82	591,762	419
Class C
03-31-25	7.26	0.18•	0.16	0.34	0.19	—	—	0.19	—	7.41	4.71	1.63	1.59	1.59	2.53	7,699	457
03-31-24	7.43	0.18•	(0.15)	0.03	0.20	—	—	0.20	—	7.26	0.44	1.61	1.59	1.59	2.48	10,785	495
03-31-23	7.99	0.10•	(0.52)	(0.42)	0.14	—	—	0.14	—	7.43	(5.28)	1.58	1.59	1.59	1.39	17,679	353
03-31-22	8.46	(0.03)•	(0.40)	(0.43)	0.03	—	0.01	0.04	—	7.99	(5.10)	1.59	1.59	1.59	(0.32)	26,837	539
03-31-21	8.53	0.01•	0.03	0.04	0.08	—	0.03	0.11	—	8.46	0.44	1.60	1.59	1.59	0.09	48,911	419
Class I
03-31-25	7.31	0.26•	0.16	0.42	0.27	—	—	0.27	—	7.46	5.80	0.60	0.54	0.54	3.57	750,880	457
03-31-24	7.49	0.26•	(0.16)	0.10	0.28	—	—	0.28	—	7.31	1.39	0.59	0.54	0.54	3.53	861,582	495
03-31-23	8.04	0.19•	(0.52)	(0.33)	0.22	—	—	0.22	—	7.49	(4.11)	0.56	0.54	0.54	2.48	822,846	353
03-31-22	8.52	0.06•	(0.41)	(0.35)	0.12	—	0.01	0.13	—	8.04	(4.18)	0.56	0.54	0.54	0.74	834,623	539
03-31-21	8.59	0.09•	0.04	0.13	0.17	—	0.03	0.20	—	8.52	1.50	0.57	0.54	0.54	1.10	968,367	419
Class R6
03-31-25	7.31	0.27•	0.15	0.42	0.27	—	—	0.27	—	7.46	5.85	0.50	0.50	0.50	3.60	17,992	457
03-31-24	7.49	0.26•	(0.16)	0.10	0.28	—	—	0.28	—	7.31	1.44	0.50	0.50	0.50	3.58	28,497	495
03-31-23	8.05	0.19•	(0.53)	(0.34)	0.22	—	—	0.22	—	7.49	(4.21)	0.49	0.49	0.49	2.57	29,707	353
03-31-22	8.52	0.07•	(0.41)	(0.34)	0.12	—	0.01	0.13	—	8.05	(4.06)	0.48	0.48	0.48	0.81	23,951	539
07-31-20(4)_
03-31-21	8.58	0.04•	0.02	0.06	0.09	—	0.03	0.11	—	8.52	0.64	0.48	0.48	0.48	0.62	41,739	419
Class W
03-31-25	7.32	0.26•	0.15	0.41	0.26	—	—	0.26	—	7.47	5.74	0.63	0.59	0.59	3.52	46,276	457
03-31-24	7.50	0.25•	(0.16)	0.09	0.27	—	—	0.27	—	7.32	1.34	0.61	0.59	0.59	3.48	48,555	495
03-31-23	8.05	0.18•	(0.52)	(0.34)	0.21	—	—	0.21	—	7.50	(4.15)	0.58	0.59	0.59	2.36	66,562	353
03-31-22	8.53	0.06•	(0.41)	(0.35)	0.12	—	0.01	0.13	—	8.05	(4.22)	0.59	0.59	0.59	0.70	110,824	539
03-31-21	8.60	0.09•	0.04	0.13	0.17	—	0.03	0.20	—	8.53	1.45	0.60	0.59	0.59	1.02	179,530	419
Voya High Yield Bond Fund Class A
03-31-25	6.88	0.44•	—	0.44	0.44	—	—	0.44	—	6.88	6.53	1.06	1.01	1.01	6.41	32,966	75
03-31-24	6.73	0.42•	0.16	0.58	0.43	—	—	0.43	—	6.88	8.89	1.09	1.04	1.04	6.24	35,358	62
03-31-23	7.58	0.37•	(0.77)	(0.40)	0.36	0.09	—	0.45	—	6.73	(5.07)	1.08	1.07	1.07	5.46	38,546	70
03-31-22	7.99	0.36•	(0.40)	(0.04)	0.37	0.00*	—	0.37	—	7.58	(0.62)	1.04	1.04	1.04	4.55	45,842	63
03-31-21	7.02	0.38•	0.99	1.37	0.38	—	0.02	0.40	—	7.99	19.76	1.04	1.04	1.04	4.86	49,805	78
Class C
03-31-25	6.87	0.39•	0.01	0.40	0.39	—	—	0.39	—	6.88	5.89	1.81	1.76	1.76	5.69	1,492	75
03-31-24	6.72	0.37•	0.16	0.53	0.38	—	—	0.38	—	6.87	8.08	1.84	1.79	1.79	5.49	5,982	62
03-31-23	7.58	0.32•	(0.77)	(0.45)	0.32	0.09	—	0.41	—	6.72	(5.87)	1.83	1.82	1.82	4.69	6,562	70
03-31-22	7.99	0.30•	(0.40)	(0.10)	0.31	0.00*	—	0.31	—	7.58	(1.37)	1.79	1.79	1.79	3.80	9,496	63
03-31-21	7.02	0.32•	0.99	1.31	0.32	—	0.02	0.34	—	7.99	18.88	1.79	1.79	1.79	4.12	10,150	78
Class I
03-31-25	6.86	0.47•	(0.01)	0.46	0.46	—	—	0.46	—	6.86	6.90	0.73	0.68	0.68	6.74	126,861	75
03-31-24	6.71	0.44•	0.16	0.60	0.45	—	—	0.45	—	6.86	9.28	0.75	0.70	0.70	6.59	193,044	62

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya High Yield Bond Fund (continued)
Class I (continued)
03-31-23	7.57	0.40•	(0.78)	(0.38)	0.39	0.09	—	0.48	—	6.71	(4.83)	0.73	0.72	0.72	5.82	188,736	70
03-31-22	7.98	0.39•	(0.40)	(0.01)	0.40	0.00*	—	0.40	—	7.57	(0.28)	0.69	0.69	0.69	4.90	193,357	63
03-31-21	7.01	0.40•	0.99	1.39	0.40	—	0.02	0.42	—	7.98	20.19	0.69	0.69	0.69	5.18	171,058	78
Class R
03-31-25	6.88	0.43•	(0.01)	0.42	0.42	—	—	0.42	—	6.88	6.26	1.31	1.26	1.26	6.16	324	75
03-31-24	6.73	0.40•	0.16	0.56	0.41	—	—	0.41	—	6.88	8.62	1.34	1.29	1.29	6.00	297	62
03-31-23	7.59	0.36•	(0.78)	(0.42)	0.35	0.09	—	0.44	—	6.73	(5.38)	1.33	1.32	1.32	5.26	256	70
03-31-22	8.00	0.34•	(0.40)	(0.06)	0.35	0.00*	—	0.35	—	7.59	(0.87)	1.29	1.29	1.29	4.29	182	63
03-31-21	7.03	0.36•	0.99	1.35	0.36	—	0.02	0.38	—	8.00	19.44	1.29	1.29	1.29	4.61	547	78
Class R6
03-31-25	6.88	0.47•	—	0.47	0.47	—	—	0.47	—	6.88	6.96	0.66	0.61	0.61	6.81	158,047	75
03-31-24	6.73	0.45•	0.15	0.60	0.45	—	—	0.45	—	6.88	9.34	0.68	0.63	0.63	6.69	197,092	62
03-31-23	7.59	0.40•	(0.77)	(0.37)	0.40	0.09	—	0.49	—	6.73	(4.74)	0.67	0.66	0.66	5.94	93,175	70
03-31-22	8.00	0.40•	(0.41)	(0.01)	0.40	0.00*	—	0.40	—	7.59	(0.21)	0.63	0.63	0.63	4.91	44,338	63
03-31-21	7.02	0.41•	1.00	1.41	0.41	—	0.02	0.43	—	8.00	20.39	0.63	0.63	0.63	5.26	242,749	78
Class W
03-31-25	6.89	0.46•	—	0.46	0.46	—	—	0.46	—	6.89	6.79	0.81	0.76	0.76	6.66	37,673	75
03-31-24	6.74	0.44•	0.15	0.59	0.44	—	—	0.44	—	6.89	9.16	0.84	0.79	0.79	6.46	43,846	62
03-31-23	7.60	0.39•	(0.77)	(0.38)	0.39	0.09	—	0.48	—	6.74	(4.88)	0.83	0.82	0.82	5.70	57,159	70
03-31-22	8.00	0.38•	(0.39)	(0.01)	0.39	0.00*	—	0.39	—	7.60	(0.24)	0.79	0.79	0.79	4.79	84,428	63
03-31-21	7.03	0.40•	0.99	1.39	0.40	—	0.02	0.42	—	8.00	20.03	0.79	0.79	0.79	5.09	145,963	78
Voya Intermediate Bond Fund
Class A
03-31-25	8.67	0.37•	0.09	0.46	0.38	—	—	0.38	—	8.75	5.42	0.68	0.68	0.68	4.30	188,702	152††
03-31-24	8.74	0.33•	(0.06)	0.27	0.34	—	—	0.34	—	8.67	3.17	0.72	0.72	0.72	3.82	223,398	277††
03-31-23	9.55	0.26•	(0.82)	(0.56)	0.25	—	—	0.25	—	8.74	(5.82)	0.72	0.72	0.72	2.93	245,387	247††
03-31-22	10.25	0.20•	(0.66)	(0.46)	0.22	—	0.02	0.24	—	9.55	(4.70)	0.69	0.69	0.69	1.97	364,121	222††
03-31-21	10.11	0.25•	0.38	0.63	0.29	0.17	0.03	0.49	—	10.25	6.12	0.70	0.70	0.70	2.35	459,960	159††
Class C
03-31-25	8.66	0.31•	0.08	0.39	0.31	—	—	0.31	—	8.74	4.64	1.43	1.43	1.43	3.55	5,818	152††
03-31-24	8.72	0.26•	(0.05)	0.21	0.27	—	—	0.27	—	8.66	2.52	1.47	1.47	1.47	3.06	7,103	277††
03-31-23	9.53	0.19•	(0.81)	(0.62)	0.19	—	—	0.19	—	8.72	(6.54)	1.47	1.47	1.47	2.17	9,687	247††
03-31-22	10.23	0.12•	(0.66)	(0.54)	0.14	—	0.02	0.16	—	9.53	(5.43)	1.44	1.44	1.44	1.22	15,564	222††
03-31-21	10.09	0.17•	0.38	0.55	0.21	0.17	0.03	0.41	—	10.23	5.34	1.45	1.45	1.45	1.62	22,702	159††
Class I
03-31-25	8.68	0.40•	0.08	0.48	0.41	—	—	0.41	—	8.75	5.68	0.36	0.36	0.36	4.62	6,370,144	152††
03-31-24	8.74	0.36•	(0.05)	0.31	0.37	—	—	0.37	—	8.68	3.66	0.34	0.34	0.34	4.21	5,613,853	277††
03-31-23	9.55	0.29•	(0.82)	(0.53)	0.28	—	—	0.28	—	8.74	(5.51)	0.36	0.36	0.36	3.29	4,938,036	247††
03-31-22	10.25	0.24•	(0.67)	(0.43)	0.25	—	0.02	0.27	—	9.55	(4.39)	0.35	0.35	0.35	2.32	6,092,396	222††
03-31-21	10.10	0.29•	0.38	0.67	0.32	0.17	0.03	0.52	—	10.25	6.57	0.34	0.34	0.34	2.70	6,175,479	159††
Class R
03-31-25	8.68	0.35•	0.09	0.44	0.36	—	—	0.36	—	8.76	5.16	0.93	0.93	0.93	4.05	102,338	152††
03-31-24	8.75	0.31•	(0.06)	0.25	0.32	—	—	0.32	—	8.68	2.92	0.97	0.97	0.97	3.57	112,487	277††
03-31-23	9.56	0.24•	(0.82)	(0.58)	0.23	—	—	0.23	—	8.75	(6.04)	0.97	0.97	0.97	2.70	115,639	247††
03-31-22	10.26	0.18•	(0.67)	(0.49)	0.19	—	0.02	0.21	—	9.56	(4.93)	0.94	0.94	0.94	1.72	143,085	222††
03-31-21	10.12	0.22•	0.38	0.60	0.26	0.17	0.03	0.46	—	10.26	5.86	0.95	0.95	0.95	2.11	175,289	159††
Class R6
03-31-25	8.68	0.41*	0.09	0.50	0.42	—	—	0.42	—	8.76	5.86	0.31	0.31	0.31	4.67	2,749,281	152††

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Intermediate Bond Fund (continued)
Class R6 (continued)
03-31-24	8.75	0.36•	(0.06)	0.30	0.37	—	—	0.37	—	8.68	3.60	0.29	0.29	0.29	4.25	2,440,996	277††
03-31-23	9.56	0.30•	(0.83)	(0.53)	0.28	—	—	0.28	—	8.75	(5.46)	0.30	0.30	0.30	3.37	2,302,998	247††
03-31-22	10.25	0.24•	(0.66)	(0.42)	0.25	—	0.02	0.27	—	9.56	(4.25)	0.29	0.29	0.29	2.37	2,563,038	222††
03-31-21	10.11	0.29•	0.38	0.67	0.33	0.17	0.03	0.53	—	10.25	6.50	0.30	0.30	0.30	2.74	2,861,963	159††
Class W
03-31-25	8.67	0.40•	0.07	0.47	0.40	—	—	0.40	—	8.74	5.57	0.43	0.43	0.43	4.55	90,128	152††
03-31-24	8.73	0.35•	(0.05)	0.30	0.36	—	—	0.36	—	8.67	3.55	0.47	0.47	0.47	4.10	103,015	277††
03-31-23	9.54	0.28•	(0.82)	(0.54)	0.27	—	—	0.27	—	8.73	(5.59)	0.47	0.47	0.47	3.11	62,837	247††
03-31-22	10.24	0.23•	(0.67)	(0.44)	0.24	—	0.02	0.26	—	9.54	(4.47)	0.44	0.44	0.44	2.22	174,769	222††
03-31-21	10.10	0.27•	0.38	0.65	0.31	0.17	0.03	0.51	—	10.24	6.39	0.45	0.45	0.45	2.59	268,634	159††
Voya Short Duration Bond Fund
Class A
03-31-25	9.27	0.42•	0.10	0.52	0.42	—	—	0.42	—	9.37	5.68	0.64	0.64	0.64	4.46	3,870	284
03-31-24	9.29	0.36•	(0.01)	0.35	0.37	—	—	0.37	—	9.27	3.89	0.64	0.63	0.63	3.93	4,124	348
03-31-23	9.58	0.21•	(0.29)	(0.08)	0.21	—	—	0.21	—	9.29	(0.83)	0.64	0.62	0.62	2.26	9,054	225
03-31-22	9.98	0.09•	(0.36)	(0.27)	0.10	—	0.03	0.13	—	9.58	(2.81)	0.64	0.63	0.63	0.93	15,351	250
03-31-21	9.55	0.16•	0.46	0.62	0.17	—	0.02	0.19	—	9.98	6.48	0.68	0.60	0.60	1.62	19,499	145
Class C
03-31-25	9.28	0.35•	0.09	0.44	0.35	—	—	0.35	—	9.37	4.79	1.39	1.39	1.39	3.71	91	284
03-31-24	9.30	0.30•	(0.02)	0.28	0.30	—	—	0.30	—	9.28	3.11	1.39	1.38	1.38	3.19	82	348
03-31-23	9.58	0.13•	(0.27)	(0.14)	0.14	—	—	0.14	—	9.30	(1.47)	1.39	1.37	1.37	1.34	149	225
03-31-22	9.98	0.02•	(0.37)	(0.35)	0.02	—	0.03	0.05	—	9.58	(3.54)	1.39	1.38	1.38	0.18	442	250
03-31-21	9.55	0.09•	0.45	0.54	0.09	—	0.02	0.11	—	9.98	5.69	1.43	1.35	1.35	0.89	548	145
Class I
03-31-25	9.26	0.44•	0.10	0.54	0.44	—	—	0.44	—	9.36	5.97	0.37	0.35	0.35	4.74	37,425	284
03-31-24	9.28	0.40•	(0.02)	0.38	0.40	—	—	0.40	—	9.26	4.17	0.38	0.35	0.35	4.29	34,484	348
03-31-23	9.57	0.25•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.28	(0.54)	0.40	0.35	0.35	2.67	31,011	225
03-31-22	9.97	0.12•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.57	(2.52)	0.40	0.35	0.35	1.19	31,691	250
03-31-21	9.54	0.19•	0.46	0.65	0.20	—	0.02	0.22	—	9.97	6.81	0.48	0.35	0.35	1.91	16,762	145
Class R
03-31-25	9.30	0.39•	0.10	0.49	0.39	—	—	0.39	—	9.40	5.42	0.89	0.89	0.89	4.20	43	284
03-31-24	9.33	0.35•	(0.03)	0.32	0.35	—	—	0.35	—	9.30	3.52	0.89	0.88	0.88	3.78	34	348
03-31-23	9.61	0.20•	(0.29)	(0.09)	0.19	—	—	0.19	—	9.33	(0.96)	0.89	0.87	0.87	2.14	23	225
03-31-22	10.01	0.07•	(0.37)	(0.30)	0.07	—	0.03	0.10	—	9.61	(3.04)	0.89	0.88	0.88	0.66	17	250
03-31-21	9.57	0.14•	0.46	0.60	0.14	—	0.02	0.16	—	10.01	6.32	0.93	0.85	0.85	1.39	8	145
Class R6
03-31-25	9.27	0.45•	0.10	0.55	0.45	—	—	0.45	—	9.37	6.02	0.30	0.30	0.30	4.79	545,288	284
03-31-24	9.29	0.40•	(0.02)	0.38	0.40	—	—	0.40	—	9.27	4.22	0.31	0.30	0.30	4.35	503,455	348
03-31-23	9.58	0.25•	(0.30)	(0.05)	0.24	—	—	0.24	—	9.29	(0.50)	0.32	0.30	0.30	2.63	338,437	225
03-31-22	9.98	0.12•	(0.36)	(0.24)	0.13	—	0.03	0.16	—	9.58	(2.49)	0.31	0.30	0.30	1.18	372,853	250
03-31-21	9.55	0.20•	0.45	0.65	0.20	—	0.02	0.22	—	9.98	6.83	0.38	0.30	0.30	2.01	51,298	145
Class W
03-31-25	9.30	0.44•	0.09	0.53	0.44	—	—	0.44	—	9.39	5.83	0.39	0.39	0.39	4.71	7,414	284
03-31-24	9.32	0.39•	(0.01)	0.38	0.40	—	—	0.40	—	9.30	4.15	0.39	0.38	0.38	4.22	10,083	348
03-31-23	9.60	0.23•	(0.28)	(0.05)	0.23	—	—	0.23	—	9.32	(0.47)	0.39	0.37	0.37	2.47	12,660	225
03-31-22	10.01	0.12•	(0.38)	(0.26)	0.12	—	0.03	0.15	—	9.60	(2.65)	0.39	0.38	0.38	1.18	19,721	250
03-31-21	9.57	0.18•	0.47	0.65	0.19	—	0.02	0.21	—	10.01	6.84	0.43	0.35	0.35	1.85	21,981	145

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Short Duration High Income Fund
Class A
03-31-25	10.14	0.79•	(0.17)	0.62	0.78	0.10	—	0.88	—	9.88	6.18	0.83	0.83	0.83	7.75	20,576	68
03-31-24	9.88	0.77•	0.27	1.04	0.78	—	—	0.78	—	10.14	10.91	1.12	0.85	0.85	7.74	13,674	55
02-09-23-
03-31-23	10.00	0.10•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.21)	1.22	0.85	0.85	7.35	8,605	1
Class C
03-31-25	10.25	0.72*	(0.16)	0.56	0.71	0.10	—	0.81	—	10.00	5.51	1.58	1.58	1.58	6.98	5,126	68
04-20-23-
03-31-24	10.00	0.68*	0.25	0.93	0.68	—	—	0.68	—	10.25	9.66	1.87	1.60	1.60	7.06	349	55
Class I
03-31-25	10.14	0.81•	(0.16)	0.65	0.81	0.10	—	0.91	—	9.88	6.44	0.61	0.60	0.60	7.96	232,456	68
03-31-24	9.88	0.79•	0.27	1.06	0.80	—	—	0.80	—	10.14	11.19	0.89	0.60	0.60	7.89	94,349	55
02-09-23	-
03-31-23	10.00	0.10•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.61	8,805	1
Class R6
03-31-25	10.13	0.82•	(0.16)	0.66	0.81	0.10	—	0.91	—	9.88	6.55	0.56	0.56	0.56	8.03	9,858	68
03-31-24	9.88	0.79•	0.27	1.06	0.81	—	—	0.81	—	10.13	11.12	0.86	0.60	0.60	7.90	26,931	55
02-09-23	-
03-31-23	10.00	0.10•	(0.12)	(0.02)	0.10	—	—	0.10	—	9.88	(0.17)	0.97	0.60	0.60	7.59	8,321	1
Voya Strategic Income Opportunities Fund
Class A
03-31-25	9.15	0.49•	0.12	0.61	0.49	—	—	0.49	—	9.27	6.77	0.85	0.85	0.85	5.32	74,708	283
03-31-24	8.98	0.49•	0.15	0.64	0.47	—	—	0.47	—	9.15	7.29	0.86	0.86	0.86	5.39	62,536	303
03-31-23	9.59	0.35•	(0.63)	(0.28)	0.33	—	—	0.33	—	8.98	(2.94)	0.85	0.85	0.85	3.81	72,353	110
03-31-22	10.12	0.28•	(0.52)	(0.24)	0.23	—	0.06	0.29	—	9.59	(2.47)	0.85	0.85	0.85	2.81	104,975	76
03-31-21	9.12	0.32•	1.03	1.35	0.30	—	0.05	0.35	—	10.12	14.99	0.88	0.88	0.88	3.26	147,463	45
Class C
03-31-25	9.02	0.42•	0.11	0.53	0.41	—	—	0.41	—	9.14	5.99	1.60	1.60	1.60	4.58	30,365	283
03-31-24	8.84	0.41•	0.16	0.57	0.39	—	—	0.39	—	9.02	6.64	1.61	1.61	1.61	4.65	33,296	303
03-31-23	9.45	0.28•	(0.64)	(0.36)	0.25	—	—	0.25	—	8.84	(3.78)	1.60	1.60	1.60	3.06	36,708	110
03-31-22	9.97	0.20•	(0.51)	(0.31)	0.15	—	0.06	0.21	—	9.45	(3.18)	1.60	1.60	1.60	2.07	49,839	76
03-31-21	8.98	0.24•	1.02	1.26	0.22	—	0.05	0.27	—	9.97	14.20	1.63	1.63	1.63	2.51	53,646	45
Class I
03-31-25	9.16	0.51•	0.12	0.63	0.51	—	—	0.51	—	9.28	7.02	0.62	0.62	0.62	5.54	1,654,328	283
03-31-24	8.98	0.51•	0.16	0.67	0.49	—	—	0.49	—	9.16	7.66	0.63	0.63	0.63	5.63	1,477,280	303
03-31-23	9.61	0.37•	(0.65)	(0.28)	0.35	—	—	0.35	—	8.98	(2.84)	0.61	0.61	0.61	4.05	1,546,189	110
03-31-22	10.15	0.31•	(0.53)	(0.22)	0.26	—	0.06	0.32	—	9.61	(2.22)	0.62	0.62	0.62	3.06	2,096,038	76
03-31-21	9.15	0.34•	1.04	1.38	0.33	—	0.05	0.38	—	10.15	15.35	0.63	0.63	0.63	3.51	2,029,154	45
Class R
03-31-25	9.08	0.46•	0.12	0.58	0.46	—	—	0.46	—	9.20	6.51	1.10	1.10	1.10	5.07	15,010	283
03-31-24	8.90	0.46•	0.16	0.62	0.44	—	—	0.44	—	9.08	7.16	1.11	1.11	1.11	5.15	16,377	303
03-31-23	9.51	0.33•	(0.64)	(0.31)	0.30	—	—	0.30	—	8.90	(3.25)	1.10	1.10	1.10	3.59	18,607	110
03-31-22	10.04	0.26•	(0.53)	(0.27)	0.20	—	0.06	0.26	—	9.51	(2.76)	1.10	1.10	1.10	2.58	20,854	76
03-31-21	9.04	0.29•	1.03	1.32	0.27	—	0.05	0.32	—	10.04	14.81	1.13	1.13	1.13	3.00	22,403	45
Class R6
03-31-25	9.13	0.52•	0.11	0.63	0.51	—	—	0.51	—	9.25	7.10	0.55	0.55	0.55	5.60	312,091	283
03-31-24	8.96	0.52•	0.14	0.66	0.49	—	—	0.49	—	9.13	7.63	0.56	0.56	0.56	5.72	243,077	303
03-31-23	9.58	0.38•	(0.64)	(0.26)	0.36	—	—	0.36	—	8.96	(2.69)	0.54	0.54	0.54	4.19	167,243	110
03-31-22	10.12	0.31•	(0.52)	(0.21)	0.27	—	0.06	0.33	—	9.58	(2.17)	0.54	0.54	0.54	3.14	159,175	76

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS  (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya Strategic Income Opportunities Fund (continued)
Class R6 (continued)
03-31-21	9.12	0.35•	1.04	1.39	0.34	—	0.05	0.39	—	10.12	15.46	0.57	0.57	0.57	3.59	154,515	45
Class W
03-31-25	9.13	0.51•	0.12	0.63	0.51	—	—	0.51	—	9.25	7.04	0.60	0.60	0.60	5.58	16,924	283
03-31-24	8.95	0.51•	0.16	0.67	0.49	—	—	0.49	—	9.13	7.68	0.61	0.61	0.61	5.64	16,672	303
03-31-23	9.57	0.37•	(0.64)	(0.27)	0.35	—	—	0.35	—	8.95	(2.83)	0.60	0.60	0.60	3.99	18,980	110
03-31-22	10.10	0.31•	(0.53)	(0.22)	0.25	—	0.06	0.31	—	9.57	(2.24)	0.60	0.60	0.60	3.06	36,224	76
03-31-21	9.09	0.34•	1.04	1.38	0.32	—	0.05	0.37	—	10.10	15.42	0.63	0.63	0.63	3.53	48,958	45

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
††	The Fund’s use of treasury securities and “to be announced” (TBA) securities contribute significantly to the portfolio turnover rate. Excluding all purchase and sale transactions involving treasury securities and TBAs, the Fund’s portfolio turnover rate was 47% for the year ended March 31, 2025 and 45%, 36%, 33%, and 39% for the fiscal years ended March 31, 2024, 2023, 2022, and 2021, respectively. The Fund’s strategies involving treasury securities and TBA securities are employed to increase liquidity and to manage interest rate risk while not changing the economic exposure to treasury and mortgage backed securities. The Fund invests in treasury securities and may purchase and sell treasury securities to manage the duration of the Fund and for hedging purposes when selling or buying corporate bonds. In addition, the Fund commonly employs an investment strategy involving the purchase of the most recently issued treasury security with a particular time to maturity while selling its position in a previously issued treasury security with a substantially similar time to maturity. This strategy is employed in order for the Fund to own the most liquid treasury security available for a given time to maturity. The Fund also invests in TBA securities whereby the actual identity of the securities to be delivered at settlement is not specified, but rather the general characteristics of the securities are agreed to (i.e. issuer, mortgage type, maturity, coupon and month of settlement). The Fund may engage in rolling strategies with TBAs whereby the Fund seeks to extend the expiration or maturity of a TBA position by closing out the position before expiration and simultaneously opening a new position that has substantially similar terms except for a later expiration date. Such rolls enable the Fund to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for: Voya GNMA Income Fund (“GNMA Income”), Voya High Yield Bond Fund (“High Yield Bond”), Voya Intermediate Bond Fund (“Intermediate Bond”), Voya Short Duration Bond Fund (“Short Duration Bond”), Voya Short Duration High Income Fund (“Short Duration High Income”) and Voya Strategic Income Opportunities Fund (“Strategic Income Opportunities”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust. Prior to August 1, 2024, Short Duration Bond was known as Voya Short Term Bond Fund.

Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.

When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At March 31, 2025, the maximum amount of loss that Intermediate Bond and Strategic Income Opportunities would incur if the counterparties to their derivative transactions failed to perform would be $9,238,839 and $5,712,994, respectively, which represents the gross payments to be received by the Funds on OTC purchased options, forward premium swaptions, open forward foreign currency contracts and OTC volatility swaps were they to be unwound as of March 31, 2025. To reduce the amount of potential loss to Intermediate Bond and Strategic Income Opportunities, the Funds received $4,090,000 and $1,930,000, respectively, in cash collateral from certain counterparties at March 31, 2025.

The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.

As of March 31, 2025, Intermediate Bond and Strategic Income Opportunities had a liability position of $7,031,268 and $6,372,371, respectively, on open forward foreign currency contracts, forward premium swaptions, OTC written options, OTC interest rate swaps and OTC total return swaps. If a contingent feature would have been triggered as of March 31, 2025, the Funds could have been required to pay this amount in cash to their counterparties. At March 31, 2025, Intermediate Bond and Strategic Income Opportunities had pledged $2,540,000 and $2,800,000, respectively, in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

For the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Funds used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.

During the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at March 31, 2025.

	Buy	Sell
Intermediate Bond	$3,224,227	$62,688,922
Strategic Income Opportunities	159,704,725	192,184,221

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the each Fund’s Statement of Operations. Realized gains (losses) are reported in the each Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2025, GNMA Income, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have purchased and sold futures contracts on various bonds and notes to manage duration and yield curve exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2025, the following Funds had an average notional value on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at March 31, 2025.

	Purchased	Sold
GNMA Income	$—	$269,698,597
Intermediate Bond	1,907,915,097	249,525,036
Short Duration Bond	296,416,147	53,255,486
Strategic Income Opportunities	711,323,003	280,824,078

F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. All Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from possibly overnight to one week, (although it may extend over a number of months) while the underlying securities generally have longer maturities. Each Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, and it may incur disposition costs in liquidating the collateral.

J. Securities Lending. Each Fund has the option to temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.

K. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

L. Delayed-Delivery or When-Issued Transactions. The Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide or collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At March 31, 2025, GNMA Income and Intermediate Bond had pledged $1,458,000 and $350,000, respectively, to certain counterparties. In addition, GNMA Income received $433,175 in cash collateral from certain counterparties for open delayed-delivery or when-issued transactions.

M. Mortgage Dollar Roll Transactions. Each Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued or to be issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker/ dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Funds account for dollar roll transactions as purchases and sales.

N. Options Contracts. The Funds may write call and put options on futures, swap options (“swaptions”), securities, commodity or currencies they own or in which they may invest. Writing put options tends to increase the Funds exposure to the underlying instrument. Writing call options tends to decrease the Funds exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Forward premium swaptions include premiums that have extended

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. Each Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.

The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had purchased interest rate swaptions to generate income with an average notional value of $295,706,506 and $159,629,606, respectively. There were no open purchased interest rate swaptions contracts for Intermediate Bond and Strategic Income Opportunities at March 31, 2025.

During the year ended March 31, 2025, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had written interest rate swaptions to generate income with an average notional value of $550,733,779, $142,766,500 and $445,830,545, respectively. There were no open written interest rate swaptions for any Fund at March 31, 2025.

During the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had purchased foreign currency options to manage their foreign exchange exposure with average notional values of $19,009,400 and $79,094,811, respectively. Please refer to the tables within the Portfolio of Investments for open purchased options on foreign currencies for Strategic Income Opportunities at March 31, 2025. There were no open purchased options on foreign currencies for Intermediate Bond at March 31, 2025.

During the year ended March 31, 2025, Strategic Income Opportunities had written foreign currency options to generate income with an average notional value of $51,314,433. Please refer to the tables within the Portfolio of Investments for open written options on foreign currency contracts for Strategic Income Opportunities at March 31, 2025.

During the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had purchased forward premium swaptions with average notional values of $280,763,098 and $133,091,392, respectively, to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at March 31, 2025.

During the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had written forward premium swaptions with average notional values of $384,157,520 and $177,512,647, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions for Intermediate Bond and Strategic Income Opportunities at March 31, 2025.

During the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had purchased and written exchange-traded options to gain additional exposure to interest rates and to generate income. Intermediate Bond and Strategic Income Opportunities had average notional amounts of $524,972,370 and $228,834,110 on purchased and written exchange-traded options, respectively. There were no open purchased or written exchange-trade options at March 31, 2025.

During the year ended March 31, 2025, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had written credit default swaptions to generate income with an average notional value of $189,519,000, $12,023,000 and $52,653,000, respectively. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions for Intermediate Bond, Short Duration Bond and Strategic Income Opportunities at March 31, 2025.

O. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Fund’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2025, if any, for which a Fund is seller of protection, are disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

For the year ended March 31, 2025, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Funds enter into CDX swap contracts to hedge the credit risk associated within various sectors with the credit markets.

During the year ended March 31, 2025, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities had average notional values on credit default swaps to buy protection of $349,025,000, $300,000 and $93,716,667, respectively.

Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection for Intermediate Bond and Strategic Income Opportunities at March 31, 2025. There were no open credit default swaps to buy protection for Short Duration Bond at March 31, 2025.

Interest Rate Swap Agreements. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.

For the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $62,396,380 and $140,877,238, respectively.

For the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps for Intermediate Bond and Strategic Income Opportunities was $614,144,227 and $230,492,741, respectively.

Please refer to the tables within the Portfolio of Investments for Intermediate Bond and Strategic Income Opportunities for open centrally cleared interest rate swaps at March 31, 2025. Please also refer to the Portfolio of Investments for Strategic Income Opportunities for open OTC interest rate swaps at March 31, 2025.

At March 31, 2025, Intermediate Bond and Strategic Income Opportunities had pledged $8,400,000 and $5,346,846, respectively, as cash collateral for open centrally cleared swaps.

Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps. Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

For the year ended March 31, 2025, Strategic Income Opportunities had an average notional amount of $20,678,794 on cross-currency swaps in which the Fund receives the floating rate. There were no open cross-currency swaps for Strategic Income Opportunities at March 31, 2025.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Volatility Swap Contracts. Certain Funds may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

For the year ended March 31, 2025, Intermediate Bond and Strategic Income Opportunities had an average notional amount of $1,123,800 and $9,498,093 on foreign currency volatility swaps (receiver), respectively. Strategic Income Opportunities had an average notional amount of $18,426,750 on foreign currency volatility swaps (payer). Please refer to the table within the Portfolio of Investments for Strategic Income Opportunities for open foreign currency volatility swaps at March 31, 2025. There were no open foreign currency volatility swaps for Intermediate Bond at March 31, 2025.

Total Return Swap Contracts. Certain Funds may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the year ended March 31, 2025, Strategic Income Opportunities had an average notional amount of $122,000,000 on receiver total return swaps. Please refer to the table within the Portfolio of Investments for Strategic Income Opportunities for open receiver total return swaps at March 31, 2025.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
GNMA Income	$11,356,536	$826,021
High Yield Bond	289,467,794	409,532,943
Intermediate Bond	4,364,820,432	3,845,139,544
Short Duration Bond	220,149,463	211,462,627
Short Duration High Income	243,573,816	117,976,017
Strategic Income Opportunities	859,649,915	744,216,074

U.S. government securities not included above were as follows:

	Purchases	Sales
GNMA Income	$7,034,622,770	$7,205,368,944
Intermediate Bond	9,913,379,754	9,565,501,572
Short Duration Bond	1,411,535,525	1,383,926,269
Strategic Income Opportunities	4,555,831,627	4,445,130,275

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Fund	Fees
GNMA Income	0.45% on the first $1 billion,
0.43% on the next $500 million and
0.41% on assets thereafter
High Yield Bond	0.61% on the first $500 million,
0.55% on the next $4.5 billion and
0.50% on assets thereafter
Intermediate Bond	0.27% on all assets
Short Duration Bond	0.25% on all assets
Short Duration High Income	0.48% on all assets
Strategic Income Opportunities	0.50% on all assets

The Investment Adviser of High Yield Bond has agreed to waive 0.05% of the management fee through August 1, 2025. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Funds’ assets in accordance with each Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R of the respective Funds each has a distribution and/or service and distribution plan (the “Plan”), whereby the Distributor is compensated by certain of the Funds for expenses incurred in the distribution and/or shareholder servicing of each Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of certain of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, High Yield Bond, Intermediate Bond, Short Duration Bond and Strategic Income Opportunities have a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:

	Class A	Class C	Class R
GNMA Income	0.25%	1.00%	N/A
High Yield Bond	0.25%	1.00%	0.50%
Intermediate Bond	0.25%	1.00%	0.50%
Short Duration Bond	0.25%	1.00%	0.50%
Short Duration High Income	0.25%	1.00%	N/A
Strategic Income Opportunities	0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended March 31, 2025, the Distributor retained the following amounts in sales charges:

	Class A	Class C
Initial Sales Charges:
GNMA Income	$6,386	$—
High Yield Bond	1,593	—
Intermediate Bond	5,290	—
Short Duration Bond	92	—
Short Duration High Income	12,805	—
Strategic Income Opportunities	6,128	—
Contingent Deferred Sales Charges:
GNMA Income	$263	$633
High Yield Bond	—	32
Intermediate Bond	16,187	320
Short Duration High Income	2,282	334
Strategic Income Opportunities	438	1,746

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2025, the following direct or indirect, wholly owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment
Company	Fund	Percentage

Voya Index Solution 2025 Portfolio	Short Duration Bond	9.12%
Voya Index Solution Income Portfolio	Short Duration Bond	7.61
Voya Institutional Trust Company	GNMA Income	15.60
Voya Investments LLC	Short Duration High Income	9.02
Voya Retirement Conservative Portfolio	Short Duration Bond	5.93
Voya Retirement Growth Portfolio	High Yield Bond	9.51
	Short Duration Bond	14.43
Voya Retirement Insurance and Annuity Company	Intermediate Bond	7.80
Voya Retirement Moderate Growth Portfolio	High Yield Bond	6.47
	Short Duration Bond	15.70

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Voya Retirement Moderate Portfolio	High Yield Bond	7.02
	Short Duration Bond	12.77

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2025, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:

Fund	Amount
GNMA Income	$256,237
High Yield Bond	4,115
Intermediate Bond	300,785
Short Duration Bond	6
Strategic Income Opportunities	24,170

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, as applicable, to the levels listed below:

	Class	Class	Class	Class	Class	Class
Fund	A	C	I	R	R6	W
GNMA Income	0.84%	1.59%	0.54%	N/A	0.54%	0.59%
High Yield Bond	1.10%	1.85%	0.85%	1.35%	0.83%	0.85%
Intermediate Bond	0.75%	1.50%	0.50%	1.00%	0.50%	0.50%
Short Duration Bond	0.65%	1.40%	0.35%	0.90%	0.30%	0.40%
Short Duration High Income	0.85%	1.60%	0.60%	N/A	0.60%	N/A
Strategic Income Opportunities	1.15%	1.90%	0.72%	1.40%	0.60%	0.90%

With the exception of Strategic Income Opportunities and the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of March 31, 2025 the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	March 31,
	2026	2027	2028	Total
Short Duration Bond	$56,303	$28,738	$—	$85,041
Short Duration High Income	12,491	155,312	—	167,803

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of March 31, 2025, are as follows:

	March 31,
	2026	2027	2028	Total
GNMA Income
Class A	$—	$54,219	$127,825	$182,044
Class C	—	1,885	3,690	5,575
Class I	126,505	399,458	487,133	1,013,096
Class W	—	8,618	20,272	28,890
Short Duration Bond
Class I	$10,349	$7,806	$4,777	$22,932
Class R6	—	661	—	661
Short Duration High Income
Class A	$—	$1,003	$—	$1,003
Class C	—	3	—	3
Class I	7	7,922	7,262	15,191

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 8 — LINE OF CREDIT (continued)

used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance. The following Funds utilized the line of credit during the year ended March 31, 2025.

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
GNMA Income	1	$1,097,000	5.33%
Strategic Income
Opportunities	1	59,667,000	5.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
GNMA Income
Class A
3/31/2025	4,401,865	—	1,186,137	(10,546,834)	—	(4,958,832)	32,414,045	—	8,722,824	(77,565,382)	—	(36,428,513)
3/31/2024	3,310,384	—	1,485,894	(13,470,625)	—	(8,674,347)	24,125,160	—	10,791,825	(97,219,846)	—	(62,302,861)
Class C
3/31/2025	249,247	—	29,865	(725,461)	—	(446,349)	1,847,411	—	218,264	(5,303,924)	—	(3,238,249)
3/31/2024	176,750	—	50,785	(1,119,781)	—	(892,246)	1,277,614	—	366,959	(8,075,451)	—	(6,430,878)
Class I
3/31/2025	42,102,160	—	3,318,805	(62,613,807)	—	(17,192,842)	310,866,507	—	24,444,801	(459,711,932)	—	(124,400,624)
3/31/2024	63,549,408	—	3,575,002	(59,166,658)	—	7,957,752	463,223,480	—	26,004,389	(430,099,169)	—	59,128,700
Class R6
3/31/2025	578,790	—	117,929	(2,182,547)	—	(1,485,828)	4,251,850	—	868,497	(16,245,938)	—	(11,125,591)
3/31/2024	4,300,885	—	190,209	(4,557,954)	—	(66,860)	31,315,868	—	1,385,676	(33,426,972)	—	(725,428)
Class W
3/31/2025	1,070,973	—	230,341	(1,738,626)	—	(437,312)	7,880,009	—	1,700,102	(12,817,160)	—	(3,237,049)
3/31/2024	6,474,272	—	338,969	(9,062,582)	—	(2,249,341)	47,198,792	—	2,472,582	(66,401,724)	—	(16,730,350)
High Yield Bond
Class A
3/31/2025	1,003,458	—	278,038	(1,629,865)	—	(348,369)	6,893,745	—	1,925,866	(11,219,843)	—	(2,400,232)
3/31/2024	361,829	—	298,396	(1,250,087)	—	(589,862)	2,449,971	—	2,011,301	(8,416,434)	—	(3,955,162)
Class C
3/31/2025	9,990	—	33,244	(696,564)	—	(653,330)	69,500	—	229,731	(4,859,462)	—	(4,560,231)
3/31/2024	4,651	—	51,558	(162,054)	—	(105,845)	31,608	—	347,254	(1,085,964)	—	(707,102)
Class I
3/31/2025	13,880,494	—	1,159,596	(24,674,456)	—	(9,634,366)	95,593,862	—	8,014,872	(169,130,118)	—	(65,521,384)
3/31/2024	8,875,745	—	1,727,448	(10,597,062)	—	6,131	59,917,986	—	11,619,274	(71,662,084)	—	(124,824)
Class R
3/31/2025	7,421	—	2,855	(6,229)	—	4,047	51,098	—	19,785	(43,321)	—	27,562
3/31/2024	4,988	—	2,447	(2,354)	—	5,081	33,784	—	16,502	(15,901)	—	34,385
Class R6
3/31/2025	2,682,565	—	1,731,965	(10,089,734)	—	(5,675,204)	18,545,920	—	11,989,942	(70,082,687)	—	(39,546,825)
3/31/2024	22,255,944	—	1,863,295	(9,319,419)	—	14,799,820	149,057,401	—	12,561,973	(62,809,363)	—	98,810,011
Class W
3/31/2025	341,120	—	386,813	(1,624,681)	—	(896,748)	2,366,033	—	2,683,017	(11,262,964)	—	(6,213,914)
3/31/2024	6,398,285	—	563,784	(9,082,366)	—	(2,120,297)	42,776,978	—	3,802,617	(61,432,464)	—	(14,852,869)
Intermediate Bond
Class A
3/31/2025	7,202,038	—	794,796	(12,186,789)	—	(4,189,955)	62,496,274	—	6,925,680	(106,090,493)	—	(36,668,539)
3/31/2024	5,977,567	—	762,513	(9,065,853)	—	(2,325,773)	51,208,990	—	6,538,618	(77,758,223)	—	(20,010,615)
Class C
3/31/2025	139,927	—	22,235	(316,293)	—	(154,131)	1,231,412	—	193,420	(2,742,926)	—	(1,318,094)

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Intermediate Bond (continued)
Class C
3/31/2024	151,165	—	23,175	(464,479)	—	(290,139)	1,294,652	—	198,461	(3,967,156)	—	(2,474,043)
Class I
3/31/2025	207,889,446	—	27,055,266	(153,860,582)	—	81,084,130	1,823,006,163	—	235,880,685	(1,335,308,019)	—	723,578,829
3/31/2024	207,565,223	—	22,038,851	(147,659,644)	—	81,944,430	1,774,833,300	—	189,035,741	(1,256,215,956)	—	707,653,085
Class R
3/31/2025	1,896,717	—	490,967	(3,658,571)	—	(1,270,887)	16,535,380	—	4,284,207	(31,789,885)	—	(10,970,298)
3/31/2024	2,526,079	—	454,892	(3,245,441)	—	(264,470)	21,721,201	—	3,905,475	(27,844,780)	—	(2,218,104)
Class R6
3/31/2025	93,241,404	—	13,435,325	(73,773,535)	—	32,903,194	815,536,721	—	117,249,514	(643,770,861)	—	289,015,374
3/31/2024	67,453,322	—	11,141,203	(60,758,350)	—	17,836,175	579,836,589	—	95,629,666	(520,789,748)	—	154,676,507
Class W
3/31/2025	2,067,083	—	363,754	(4,008,345)	—	(1,577,508)	17,957,176	—	3,164,604	(34,696,806)	—	(13,575,026)
3/31/2024	9,303,807	—	350,011	(4,964,061)	—	4,689,757	78,045,149	—	3,000,082	(42,492,131)	—	38,553,100
Short Duration Bond
Class A
3/31/2025	147,467	—	16,927	(196,076)	—	(31,682)	1,382,486	—	157,824	(1,834,298)	—	(293,988)
3/31/2024	115,065	—	25,815	(670,464)	—	(529,584)	1,070,046	—	238,645	(6,196,518)	—	(4,887,827)
Class C
3/31/2025	1,195	—	328	(624)	—	899	11,165	—	3,067	(5,821)	—	8,411
3/31/2024	4,005	—	376	(11,557)	—	(7,176)	37,161	—	3,473	(107,031)	—	(66,397)
Class I
3/31/2025	1,793,760	—	183,771	(1,701,697)	—	275,834	16,685,054	—	1,714,146	(15,795,448)	—	2,603,752
3/31/2024	1,927,775	—	154,690	(1,700,440)	—	382,025	17,790,266	—	1,428,953	(15,749,402)	—	3,469,817
Class P2
3/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2024	—	—	—	—	—	—	748	—	—	—	—	748
Class P3
3/31/2025	—	—	—	—	—	—	—	—	—	—	—	—
3/31/2024	—	—	—	—	—	—	1	—	—	(2,664)	—	(2,663)
Class R
3/31/2025	1,326	—	162	(534)	—	954	12,414	—	1,522	(4,948)	—	8,988
3/31/2024	1,264	—	118	(184)	—	1,198	11,712	—	1,092	(1,715)	—	11,089
Class R6
3/31/2025	27,730,193	—	2,705,993	(26,535,013)	—	3,901,173	259,597,908	—	25,255,219	(247,390,485)	—	37,462,642
3/31/2024	28,350,341	—	2,301,592	(12,773,278)	—	17,878,655	262,517,916	—	21,290,120	(118,109,582)	—	165,698,454
Class W
3/31/2025	63,887	—	43,925	(403,005)	—	(295,193)	597,630	—	410,838	(3,771,186)	—	(2,762,718)
3/31/2024	85,854	—	52,518	(412,476)	—	(274,104)	796,826	—	487,175	(3,824,428)	—	(2,540,427)
Short Duration High Income
Class A
3/31/2025	1,003,354	—	139,109	(409,582)	—	732,881	10,241,820	—	1,415,888	(4,193,626)	—	7,464,082
3/31/2024	412,758	—	89,091	(23,348)	—	478,501	4,110,562	—	893,099	(231,044)	—	4,772,617
Class C
3/31/2025	492,568	—	23,102	(37,324)	—	478,346	5,051,552	—	238,344	(385,959)	—	4,903,937
4/20/2023(1)-
3/31/2024	33,769	—	269	(17)	—	34,021	345,881	—	2,750	(177)	—	348,454
Class I
3/31/2025	21,511,636	—	1,327,249	(8,620,173)	—	14,218,712	219,192,829	—	13,510,585	(87,809,900)	—	144,893,514
3/31/2024	8,835,757	—	244,182	(661,895)	—	8,418,044	89,205,650	—	2,462,161	(6,700,266)	—	84,967,545
Class R6
3/31/2025	6,719	—	139,119	(1,805,761)	—	(1,659,923)	67,960	—	1,413,069	(18,471,886)	—	(16,990,857)
3/31/2024	1,737,978	—	116,351	(38,894)	—	1,815,435	17,414,983	—	1,172,298	(394,839)	—	18,192,442
Strategic Income Opportunities
Class A
3/31/2025	3,486,937	—	345,236	(2,609,551)	—	1,222,622	32,170,409	—	3,187,034	(24,038,115)	—	11,319,328
3/31/2024	1,858,965	—	330,515	(3,414,365)	—	(1,224,885)	16,846,508	—	2,981,715	(30,673,283)	—	(10,845,060)
Class C
3/31/2025	764,491	—	144,032	(1,277,814)	—	(369,291)	6,952,342	—	1,309,580	(11,599,529)	—	(3,337,607)
3/31/2024	457,911	—	159,618	(1,074,816)	—	(457,287)	4,070,200	—	1,418,716	(9,548,534)	—	(4,059,618)
Class I
3/31/2025	52,433,230	—	8,624,023	(44,088,484)	—	16,968,769	484,604,446	—	79,695,725	(407,432,318)	—	156,867,853
3/31/2024	54,963,363	—	7,816,338	(73,556,964)	—	(10,777,263)	496,584,223	—	70,581,373	(663,120,840)	—	(95,955,244)

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Strategic Income Opportunities (continued)
Class R
3/31/2025	149,408	—	85,702	(407,466)	—	(172,356)	1,369,513	—	784,704	(3,728,433)	—	(1,574,216)
3/31/2024	117,724	—	94,007	(497,018)	—	(285,287)	1,053,945	—	841,057	(4,428,359)	—	(2,533,357)
Class R6
3/31/2025	5,826,925	—	1,749,842	(463,819)	—	7,112,948	53,278,904	—	16,127,571	(4,275,219)	—	65,131,256
3/31/2024	24,859,430	—	575,826	(17,485,848)	—	7,949,408	222,565,950	—	5,228,912	(156,757,231)	—	71,037,631
Class W
3/31/2025	386,114	—	52,302	(435,274)	—	3,142	3,542,971	—	481,608	(4,003,036)	—	21,543
3/31/2024	705,782	—	53,452	(1,052,082)	—	(292,848)	6,387,472	—	480,992	(9,461,964)	—	(2,593,500)

___________

(1)	Commencement of operations.

NOTE 10 — UNFUNDED LOAN COMMITMENTS

Certain Funds may enter into credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented in the Portfolio of Investments. At March 31, 2025, Strategic Income Opportunities had the following unfunded loan commitments:

Unfunded
Loan
Loan	Commitment
ABG Intermediate Holdings 2 LLC 2025 Delayed Draw Term Loan	$220,000
Chrysaor Bidco S.A R.L. Delayed Draw Term Loan (Usd)	10,329
Hanger Inc. Delayed Draw Term Loan	40,494
Kaman Corporation Delayed Draw Term Loan	62,155
Raven Acquisition Holdings, LLC 2024 Delayed Draw Term Loan Commitment	46,334
US Fertility Enterprises LLC Initial Delayed Draw Term Loan	12,174
USALCO LLC Delayed Draw Term Commitment	23,819
$415,305

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2025:

High Yield Bond
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas	$672,532	$(672,532)	$—
BNP Paribas Prime Brokerage Int'l Ltd.	1,211,382	(1,211,382)	—
Citigroup Global Markets Inc.	19,262	(19,262)	—
Goldman, Sachs & Co. LLC	1,242,420	(1,242,420)	—
J.P. Morgan Securities LLC	24,171,208	(24,171,208)	—
Scotia Capital (USA) INC	436,771	(436,771)	—
State Street Bank and Trust Company	3,978,290	(3,978,290)	—
TD Prime Services LLC	356,681	(356,681)	—
UBS AG	1,100,901	(1,100,901)	—
Wells Fargo Bank NA	147,543	(147,543)	—
Total	$33,336,990	$(33,336,990)	$—

__________

(1)	Cash collateral with a fair value of $34,337,545 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$38,285,310	$(38,285,310)	$—
Barclays Capital Inc.	10,969,296	(10,969,296)	—
BMO Capital Markets Corp	844,175	(844,175)	—
BNP Paribas	42,840,136	(42,840,136)	—
BNP Paribas Prime Brokerage Int'l Ltd.	3,525,439	(3,525,439)	—
BNP Paribas Securities Corp.	681,868	(681,868)	—
BofA Securities Inc	41,167,105	(41,167,105)	—
Canadian Imperial Bank Of Commerce	6,768,604	(6,768,604)	—
Citadel Clearing LLC	2,273,359	(2,273,359)	—
Citigroup Global Markets Inc.	21,950,090	(21,950,090)	—
Daiwa Capital Markets America Inc.	10,712,301	(10,712,301)	—
Deutsche Bank Securities Inc.	13,843,721	(13,843,721)	—
Goldman, Sachs & Co. LLC	35,176,701	(35,176,701)	—
HSBC Securities (USA) Inc.	14,470,927	(14,470,927)	—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
J.P. Morgan Securities LLC	$81,546,137	$(81,546,137)	$—
Jefferies LLC	6,089,916	(6,089,916)	—
Mizuho Securities USA LLC.	442,713	(442,713)	—
Morgan Stanley & Co. LLC	13,744,252	(13,744,252)	—
MUFG Securities Americas Inc.	12,847,905	(12,847,905)	—
National Bank Financial Inc.	7,985,643	(7,985,643)	—
NatWest Markets Securities Inc.	10,744,278	(10,744,278)	—
Nomura Securities International, Inc.	1,127,308	(1,127,308)	—
RBC Capital Markets, LLC	499,064	(499,064)	—
Scotia Capital (USA) INC	3,316,398	(3,316,398)	—
State Street Bank and Trust Company	13,344,355	(13,344,355)	—
TD Prime Services LLC	49,751,316	(49,751,316)	—
TD Securities (USA) Inc.	20,040,092	(20,040,092)	—
TD Securities Inc.	3,236,607	(3,236,607)	—
Truist Securities INC	9,907,913	(9,907,913)	—
US Bancorp Investments	1,348,553	(1,348,553)	—
Wells Fargo Securities LLC	50,813,052	(50,813,052)	—
Total	$530,294,534	$(530,294,534)	$—

_________

(1)	Cash collateral with a fair value of $545,646,136 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration Bond
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$548,263	$(548,263)	$—
BNP Paribas Prime Brokerage Int'l Ltd.	213,987	(213,987)	—
BofA Securities Inc	1,943,488	(1,943,488)	—
Citigroup Global Markets Inc.	225,553	(225,553)	—
Goldman, Sachs & Co. LLC	622,765	(622,765)	—
J.P. Morgan Securities LLC	3,202,450	(3,202,450)	—
NatWest Markets Securities Inc.	375,232	(375,232)	—
RBC Capital Markets, LLC	10,080	(10,080)	—
Truist Securities INC	136,597	(136,597)	—
Wells Fargo Clearing Services, LLC	999,340	(999,340)	—

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Wells Fargo Securities LLC	$24,163	$(24,163)	$—
Total	$8,301,918	$(8,301,918)	$—

___________

(1)	Cash collateral with a fair value of $8,537,738 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Short Duration High Income
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$5,470,377	$(5,470,377)	$—
BofA Securities Inc	3,375,922	(3,375,922)	—
Goldman, Sachs & Co. LLC	7,545,582	(7,545,582)	—
J.P. Morgan Securities LLC	315,947	(315,947)	—
Total	$16,707,828	$(16,707,828)	$—

__________

(1)	Cash collateral with a fair value of $17,189,542 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Strategic Income Opportunities
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas	$1,106,371	$(1,106,371)	$—
BNP Paribas Prime Brokerage Int'l Ltd.	1,244,409	(1,244,409)	—
BofA Securities Inc	4,277,973	(4,277,973)	—
Citigroup Global Markets Inc.	1,565,875	(1,565,875)	—
Goldman, Sachs & Co. LLC	1,487,037	(1,487,037)	—
J.P. Morgan Securities LLC	17,839,738	(17,839,738)	—
Merrill Lynch International	477,655	(477,655)	—
Morgan Stanley & Co. LLC	252,685	(252,685)	—
MUFG Securities Americas Inc.	194,518	(194,518)	—
RBC Dominion Securities Inc.	1,440,234	(1,440,234)	—
State Street Bank and Trust Company	863,148	(863,148)	—
TD Prime Services LLC	2,253,042	(2,253,042)	—
UBS AG	1,176,825	(1,176,825)	—
Wells Fargo Bank NA	653,244	(653,244)	—
Total	$34,832,754	$(34,832,754)	$—

___________

(1)	Cash collateral with a fair value of $35,867,742 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, interest only securities, paydowns, swaps, straddle loss deferrals, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2025		March 31, 2024
	Ordinary	Long-term	Ordinary
	Income	Capital Gains	Income
GNMA Income	$42,122,957	$—	$48,022,294
High Yield Bond	26,557,027	—	31,951,958
Intermediate Bond	423,065,466	—	340,492,684
Short Duration Bond	27,741,707	—	23,544,635
Short Duration High Income	16,555,065	346,958	4,608,971
Strategic Income Opportunities	109,799,704	—	89,761,742

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025 were:

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
GNMA Income	$2,254,566	$(101,418,495)	$(72,338,632)	Short-term	$(469,975)	$(206,608,764)
			(34,636,228)	Long-term

			$(106,974,860)
High Yield Bond	335,232	(134,395)	(4,933,534)	Short-term	(117,521)	(50,998,520)
			(46,148,302)	Long-term

			$(51,081,836)
Intermediate Bond	20,195,841	(268,393,491)	(316,765,339)	Short-term	(4,696,304)	(1,413,009,113)
			(843,349,820)	Long-term

			$(1,160,115,159)
Short Duration Bond	378,033	3,069,556	(6,496,355)	Short-term	(991)	(28,390,745)
			(25,340,988)	Long-term

			$(31,837,343)
Short Duration High Income	250,562	(6,798,163)	—	—	(10,848)	(6,558,449)
Strategic Income Opportunities	260,829	(42,227,234)	(21,402,363)	Short-term	(668,528)	(263,451,482)
			(199,414,186)	Long-term
			$(220,816,549)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2025, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
GNMA Income
Class A	$ 0.0210	May 1, 2025	Daily
Class C	$ 0.0162	May 1, 2025	Daily
Class I	$ 0.0228	May 1, 2025	Daily
Class R6	$ 0.0232	May 1, 2025	Daily
Class W	$ 0.0226	May 1, 2025	Daily

High Yield Bond
Class A	$ 0.0366	May 1, 2025	Daily
Class C	$ 0.0322	May 1, 2025	Daily
Class I	$ 0.0385	May 1, 2025	Daily
Class R	$ 0.0351	May 1, 2025	Daily
Class R6	$ 0.0389	May 1, 2025	Daily
Class W	$ 0.0381	May 1, 2025	Daily

Intermediate Bond
Class A	$ 0.0288	May 1, 2025	Daily
Class C	$ 0.0234	May 1, 2025	Daily
Class I	$ 0.0314	May 1, 2025	Daily
Class R	$ 0.0270	May 1, 2025	Daily
Class R6	$ 0.0319	May 1, 2025	Daily
Class W	$ 0.0306	May 1, 2025	Daily

Short Duration Bond
Class A	$ 0.0345	May 1, 2025	Daily
Class C	$ 0.0288	May 1, 2025	Daily
Class I	$ 0.0366	May 1, 2025	Daily
Class R	$ 0.0327	May 1, 2025	Daily
Class R6	$ 0.0370	May 1, 2025	Daily
Class W	$ 0.0366	May 1, 2025	Daily

Short Duration High Income
Class A	$ 0.0641	May 1, 2025	Daily
Class C	$ 0.0585	May 1, 2025	Daily
Class I	$ 0.0661	May 1, 2025	Daily
Class R6	$ 0.0661	May 1, 2025	Daily

Strategic Income Opportunities
Class A	$ 0.0355	May 1, 2025	Daily
Class C	$ 0.0294	May 1, 2025	Daily
Class I	$ 0.0375	May 1, 2025	Daily
Class R	$ 0.0335	May 1, 2025	Daily
Class R6	$ 0.0379	May 1, 2025	Daily
Class W	$ 0.0374	May 1, 2025	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 15 — SUBSEQUENT EVENTS (continued)

events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 79.1%
	Federal Home Loan Mortgage Corporation: 1.0%(1)
594,410	3.500%, 07/01/2047	$544,567	0.1
1,279,245	3.500%, 12/01/2047	1,173,977	0.1
2,482,518	3.500%, 03/01/2048	2,288,121	0.2
2,762,699	3.500%, 11/01/2048	2,546,357	0.2
792,792	4.000%, 07/01/2047	750,450	0.1
312,056	4.500%, 08/01/2047	304,501	0.0
329,091	5.000%, 11/01/2035	332,381	0.0
16,707	5.000%, 12/01/2035	16,860	0.0
7,942	5.000%, 01/01/2038	8,025	0.0
7,944	5.000%, 03/01/2038	8,026	0.0
32,123	5.000%, 03/01/2038	32,457	0.0
91,312	5.000%, 02/01/2039	91,746	0.0
335,486	5.000%, 07/01/2039	338,984	0.1
105,728	5.000%, 01/01/2040	106,831	0.0
378,084	5.000%, 04/01/2040	379,881	0.1
1,180,302	5.000%, 10/01/2040	1,192,618	0.1
141,034	5.000%, 05/01/2041	142,245	0.0
116,933	5.290%, 10/01/2037	118,843	0.0
5,618	5.410%, 08/01/2037	5,603	0.0
30,866	5.440%, 01/01/2037	31,497	0.0
20,400	5.440%, 04/01/2037	20,869	0.0
25,600	5.440%, 09/01/2037	26,033	0.0
24,071	5.440%, 02/01/2038	24,550	0.0
87,377	5.450%, 12/01/2037	88,493	0.0
111,295	5.450%, 12/01/2037	112,310	0.0
28,883	5.460%, 08/01/2037	29,432	0.0
32,108	5.460%, 01/01/2038	32,463	0.0
46,577	5.500%, 08/01/2037	47,483	0.0
76,449	5.500%, 11/01/2037	77,953	0.0
30,859	5.620%, 12/01/2036	31,847	0.0
54,023	5.620%, 08/01/2037	55,432	0.0
62,886	5.625%, 12/01/2036	64,644	0.0
76,848	5.625%, 01/01/2037	78,903	0.0
81,208	5.625%, 03/01/2037	83,578	0.0
76,844	5.625%, 06/01/2037	78,762	0.0
36,480	5.625%, 02/01/2038	37,622	0.0
284,012	5.750%, 09/01/2037	292,925	0.0
49,589	5.750%, 10/01/2037	51,246	0.0
80,463	6.090%, 12/01/2037	82,677	0.0
2,268	7.500%, 01/01/2030	2,333	0.0
		11,733,525	1.0

	Federal National Mortgage Association: 0.6%(1)
57,380	3.125%, 11/01/2041	54,254	0.0
23,511	3.250%, 04/01/2041	23,292	0.0
84,730	3.475%, 10/01/2041	81,592	0.0
63,481	3.750%, 09/01/2041	61,887	0.0
56,136	3.750%, 10/01/2041	54,460	0.0
3,959,891	4.000%, 07/01/2056	3,703,076	0.4
619,567	4.500%, 09/01/2047	605,587	0.1
77,648	5.290%, 09/01/2037	77,532	0.0
224,029	5.290%, 11/01/2037	224,582	0.0
68,165	5.290%, 12/01/2037	67,524	0.0
105,611	5.290%, 04/01/2038	105,489	0.0
10,997	5.350%, 04/01/2029	10,961	0.0
56,718	5.390%, 05/01/2038	56,689	0.0
106,386	5.440%, 08/01/2047	105,201	0.0
153,637	5.440%, 08/01/2047	152,135	0.0
162,570	5.440%, 08/01/2047	161,023	0.0
164,365	5.440%, 09/01/2047	162,809	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
256,771	5.440%, 10/01/2047	$254,994	0.1
53,834	5.620%, 12/01/2036	54,011	0.0
95,862	5.890%, 08/01/2047	95,248	0.0
103,041	5.890%, 10/01/2047	102,601	0.0
3,266	6.600%, 07/01/2027	3,258	0.0
		6,218,205	0.6
	Government National Mortgage Association: 75.3%
4,323,189	2.000%, 08/20/2050	3,539,782	0.3
30,291,373	2.000%, 12/20/2050	24,802,257	2.3
16,838,126	2.000%, 01/20/2051	13,786,880	1.3
14,187,310	2.000%, 02/20/2051	11,620,115	1.1
6,529,352	2.000%, 06/20/2051	5,346,164	0.5
11,604,685	2.000%, 08/20/2051	9,501,794	0.9
3,299,205	2.000%, 10/20/2051	2,701,354	0.3
2,303,934	2.000%, 11/20/2051	1,886,436	0.2
19,452,696	2.000%, 12/20/2051	15,927,662	1.5
42,763,584	2.000%, 03/20/2052	35,014,371	3.2
35,000,000 (2)	2.000%, 05/15/2054	28,627,794	2.6
8,675,451	2.500%, 12/20/2050	7,417,555	0.7
30,947,413	2.500%, 03/20/2051	26,423,698	2.4
15,607,272	2.500%, 04/20/2051	13,331,496	1.2
15,480,521	2.500%, 05/20/2051	13,217,794	1.2
3,570,856	2.500%, 08/20/2051	3,048,889	0.3
23,744,227	2.500%, 10/20/2051	20,273,433	1.8
3,568,172	2.500%, 12/20/2051	3,046,597	0.3
15,709,325	2.500%, 03/20/2052	13,413,026	1.2
8,180,000 (2)	2.500%, 05/15/2054	6,976,887	0.6
117,320	3.000%, 12/15/2041	107,845	0.0
77,148	3.000%, 01/15/2042	69,322	0.0
154,266	3.000%, 01/15/2042	142,161	0.0
154,753	3.000%, 01/15/2042	142,448	0.0
434,179	3.000%, 02/15/2042	394,434	0.1
149,963	3.000%, 03/15/2042	136,235	0.0
126,442	3.000%, 04/15/2042	113,617	0.0
52,166	3.000%, 05/15/2042	48,070	0.0
41,036	3.000%, 06/15/2042	36,874	0.0
21,514,056	3.000%, 04/20/2045	19,377,078	1.8
314,338	3.000%, 11/20/2045	278,746	0.0
55,154	3.000%, 12/20/2045	48,908	0.0
82,491	3.000%, 12/20/2045	73,163	0.0
86,115	3.000%, 12/20/2045	76,363	0.0
48,315	3.000%, 01/20/2046	42,981	0.0
1,819,873	3.000%, 02/20/2050	1,586,458	0.2
2,448,041	3.000%, 10/20/2051	2,170,615	0.2
21,044,407	3.000%, 10/20/2051	18,237,877	1.7
16,451,475	3.000%, 11/20/2051	14,257,469	1.3
1,333,751	3.000%, 01/20/2052	1,182,603	0.1
7,484,411	3.000%, 03/20/2052	6,621,445	0.6
3,459,676	3.000%, 04/20/2052	3,067,605	0.3
45,272	3.250%, 03/15/2041	41,842	0.0
225,521	3.250%, 04/15/2041	208,612	0.0
67,563	3.250%, 05/15/2041	62,510	0.0
285,028	3.250%, 06/15/2041	263,750	0.0
53,854	3.250%, 07/15/2041	49,732	0.0
325,056	3.250%, 07/15/2041	300,531	0.0
558,295	3.250%, 08/15/2041	516,435	0.1
175,118	3.250%, 09/15/2041	162,051	0.0
233,304	3.250%, 09/15/2041	215,893	0.0
37,645	3.250%, 11/15/2041	34,763	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
128,784	3.250%, 11/15/2041	$119,170	0.0
59,734	3.250%, 12/15/2041	55,274	0.0
35,123	3.250%, 04/15/2042	32,434	0.0
24,957	3.250%, 06/15/2042	23,039	0.0
72,064	3.250%, 06/15/2042	66,547	0.0
746,297	3.500%, 04/20/2043	686,934	0.1
872,909	3.500%, 06/20/2045	806,929	0.1
3,306,793	3.500%, 03/20/2047	3,113,909	0.3
416,128	3.500%, 07/20/2047	385,044	0.0
699,779	3.500%, 07/20/2047	648,591	0.1
17,405,931	3.500%, 12/20/2047	16,098,089	1.5
6,283,879	3.500%, 01/20/2048	5,824,784	0.5
2,393,222	3.500%, 02/20/2048	2,225,031	0.2
4,688,776	3.500%, 02/20/2048	4,320,050	0.4
8,887,825	3.500%, 03/20/2048	8,239,383	0.8
3,755,375	3.500%, 03/20/2052	3,448,515	0.3
4,967,000 (2)	3.500%, 05/15/2054	4,534,351	0.4
60,846	3.640%, 10/20/2064	60,551	0.0
45,717	3.650%, 12/15/2040	43,311	0.0
12,085	3.750%, 09/15/2041	12,011	0.0
223,341	3.750%, 09/15/2041	211,842	0.0
65,879	3.750%, 10/15/2041	62,677	0.0
96,066	3.750%, 10/15/2041	91,347	0.0
1,602,176	3.750%, 05/20/2042	1,489,170	0.1
2,283,926	3.750%, 05/20/2042	2,103,134	0.2
78,966	3.900%, 10/15/2041	75,448	0.0
40,198	4.000%, 05/20/2033	38,768	0.0
23,382	4.000%, 01/15/2034	23,177	0.0
250,585	4.000%, 05/20/2034	245,685	0.0
289,911	4.000%, 07/20/2034	284,072	0.0
328,455	4.000%, 07/20/2034	323,138	0.0
62,745	4.000%, 08/20/2035	60,044	0.0
571,624	4.000%, 09/20/2040	538,814	0.1
873,339	4.000%, 07/20/2041	822,262	0.1
3,733,826	4.000%, 08/20/2042	3,586,178	0.3
102,513	4.000%, 09/15/2042	97,878	0.0
566,241	4.000%, 10/20/2043	546,978	0.1
1,125,048	4.000%, 12/20/2044	1,063,205	0.1
956,010	4.000%, 01/20/2045	903,459	0.1
257,521	4.000%, 06/20/2045	246,378	0.0
1,060,138	4.000%, 07/20/2045	1,013,938	0.1
1,175,900	4.000%, 09/20/2045	1,123,928	0.1
60,245	4.000%, 12/20/2045	57,678	0.0
180,993	4.000%, 01/20/2046	172,491	0.0
2,272,398	4.000%, 01/20/2046	2,165,652	0.2
54,466	4.000%, 02/20/2046	52,008	0.0
1,274,446	4.000%, 03/20/2046	1,214,579	0.1
650,514	4.000%, 04/20/2046	620,959	0.1
279,764	4.000%, 08/20/2046	266,019	0.0
990,149	4.000%, 09/20/2047	927,749	0.1
10,283,615	4.000%, 02/20/2050	9,692,470	0.9
7,989,844	4.000%, 06/20/2052	7,493,634	0.7
18,900,000 (2)	4.000%, 04/20/2055	17,694,223	1.6
4,336	4.287%, 09/20/2062	4,264	0.0
315,620	4.334%, 01/20/2065	312,683	0.0
3,535	4.356%, 04/20/2066	3,492	0.0
449,141	4.390%, 02/20/2065	445,625	0.1
5,589	4.424%, 10/20/2067	5,523	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
100,988	4.450%, 07/15/2040	$95,623	0.0
56,649	4.450%, 09/15/2040	54,344	0.0
9,317	4.455%, 02/20/2068	9,208	0.0
3,178	4.495%, 04/20/2065	3,148	0.0
4,263	4.500%, 07/20/2036	4,187	0.0
334,812	4.500%, 10/15/2039	326,072	0.0
225,704	4.500%, 11/15/2039	221,893	0.0
244,502	4.500%, 11/15/2039	240,977	0.0
74,493	4.500%, 12/15/2039	73,267	0.0
186,831	4.500%, 01/15/2040	183,275	0.0
21,985	4.500%, 01/20/2040	21,264	0.0
871,828	4.500%, 02/15/2040	847,719	0.1
46,600	4.500%, 06/15/2040	45,326	0.0
20,570	4.500%, 07/20/2040	19,895	0.0
64,573	4.500%, 08/20/2040	62,695	0.0
479,971	4.500%, 09/20/2041	472,156	0.1
171,345	4.500%, 10/20/2048	166,693	0.0
79,843	4.500%, 11/20/2048	77,671	0.0
2,443,828	4.500%, 12/20/2048	2,377,221	0.2
60,094	4.500%, 01/20/2049	58,303	0.0
4,251,057	4.500%, 02/20/2049	4,134,805	0.4
206,713	4.500%, 03/20/2049	201,060	0.0
33,820	4.500%, 05/20/2049	32,837	0.0
3,748,120	4.500%, 11/20/2049	3,608,849	0.3
4,666,384	4.500%, 12/20/2049	4,539,016	0.4
8,150,862	4.500%, 10/20/2052	7,830,389	0.7
651,500	4.500%, 01/20/2053	628,175	0.1
8,655,453	4.500%, 02/20/2053	8,341,991	0.8
36,080,000 (2)	4.500%, 04/20/2055	34,619,888	3.1
137,845	4.526%, 01/20/2065	136,487	0.0
22,346	4.580%, 01/20/2034	21,768	0.0
34,656	4.580%, 03/20/2034	33,759	0.0
27,251	4.580%, 04/20/2034	26,546	0.0
35,247	4.580%, 04/20/2034	34,334	0.0
34,671	4.580%, 06/20/2034	33,774	0.0
47,679	4.690%, 10/20/2064	47,360	0.0
463	4.700%, 06/20/2061	460	0.0
17,239	4.700%, 09/20/2064	17,143	0.0
56,108	4.700%, 09/20/2064	55,789	0.0
214,312	4.750%, 06/15/2029	214,483	0.0
45,260	4.750%, 01/15/2030	45,296	0.0
41,410	4.750%, 06/20/2033	40,327	0.0
14,865	4.750%, 07/20/2033	14,805	0.0
25,647	4.750%, 07/20/2033	25,428	0.0
37,360	4.750%, 07/20/2033	36,383	0.0
20,771	4.750%, 08/20/2033	20,188	0.0
40,094	4.750%, 08/20/2033	39,865	0.0
17,289	4.750%, 09/20/2033	17,211	0.0
24,048	4.750%, 10/20/2033	23,621	0.0
19,390	4.750%, 11/20/2033	18,846	0.0
17,385	4.750%, 12/20/2033	16,888	0.0
129,156	4.750%, 09/15/2034	127,715	0.0
16,626	4.920%, 04/20/2033	16,492	0.0
35,394	4.920%, 04/20/2033	35,231	0.0
20,777	4.920%, 05/20/2033	20,681	0.0
21,150	4.920%, 05/20/2033	21,061	0.0
23,200	4.920%, 05/20/2033	23,102	0.0
278,811	5.000%, 04/20/2030	280,437	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
116,463	5.000%, 07/15/2033	$115,836	0.0
25,682	5.000%, 03/15/2034	25,605	0.0
28,233	5.000%, 01/15/2035	28,027	0.0
6,607	5.000%, 03/15/2035	6,594	0.0
35,029	5.000%, 03/15/2035	34,767	0.0
16,245	5.000%, 04/15/2035	16,214	0.0
112,480	5.000%, 04/15/2035	113,217	0.0
11,582	5.000%, 05/15/2035	11,740	0.0
29,169	5.000%, 05/20/2035	29,425	0.0
166,387	5.000%, 11/20/2035	168,087	0.0
80,558	5.000%, 04/20/2036	81,184	0.0
12,619	5.000%, 08/20/2038	12,604	0.0
147,973	5.000%, 10/20/2038	146,698	0.0
26,310	5.000%, 11/20/2038	26,083	0.0
99,335	5.000%, 01/20/2039	99,196	0.0
31,304	5.000%, 02/15/2039	31,756	0.0
138,080	5.000%, 03/15/2039	140,064	0.0
52,637	5.000%, 11/15/2039	52,995	0.0
346,372	5.000%, 11/15/2039	345,335	0.0
508,255	5.000%, 11/15/2039	511,868	0.1
38,157	5.000%, 04/15/2040	38,124	0.0
545,574	5.000%, 09/15/2040	543,136	0.1
360,698	5.000%, 07/20/2041	364,953	0.0
128,570,000 (2)	5.000%, 04/20/2055	126,474,087	11.4
10,102	5.250%, 06/15/2028	10,154	0.0
29,504	5.250%, 06/15/2029	29,655	0.0
679,944	5.250%, 01/20/2036	685,779	0.1
97,361	5.290%, 07/20/2037	101,194	0.0
64,827	5.290%, 08/20/2037	67,222	0.0
84,483	5.290%, 09/20/2037	87,659	0.0
105,009	5.290%, 09/20/2037	109,150	0.0
97,941	5.290%, 01/20/2038	101,804	0.0
17,657	5.350%, 04/20/2029	17,601	0.0
15,865	5.350%, 06/20/2029	15,815	0.0
57,293	5.350%, 07/20/2033	57,637	0.0
9,856	5.350%, 08/20/2033	9,937	0.0
57,965	5.390%, 08/20/2038	57,554	0.0
63,611	5.390%, 09/15/2038	65,474	0.0
20,218	5.490%, 08/20/2033	20,616	0.0
33,953	5.490%, 09/20/2033	33,856	0.0
36,101	5.490%, 09/20/2033	36,812	0.0
93,802	5.490%, 09/20/2033	95,063	0.0
122,125	5.490%, 10/20/2033	123,629	0.0
212,869	5.490%, 10/20/2033	216,568	0.0
109,408	5.490%, 11/20/2033	109,469	0.0
178,387	5.490%, 11/20/2033	181,570	0.0
95,433	5.490%, 12/20/2033	97,136	0.0
131,683	5.490%, 12/20/2033	134,274	0.0
176,184	5.490%, 12/20/2033	178,533	0.0
36,468	5.490%, 01/20/2034	37,187	0.0
31,038	5.490%, 03/20/2034	31,649	0.0
68,547	5.490%, 03/20/2034	68,395	0.0
31,376	5.490%, 06/20/2034	31,994	0.0
50	5.500%, 04/20/2029	51	0.0
70,578	5.500%, 09/15/2029	71,513	0.0
50,102	5.500%, 10/15/2029	50,611	0.0
15,786	5.500%, 12/20/2032	16,250	0.0
49,951	5.500%, 08/20/2033	51,191	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
43,452	5.500%, 11/20/2033	$43,346	0.0
14,629	5.500%, 12/20/2033	15,004	0.0
50,313	5.500%, 03/20/2034	50,181	0.0
76,396	5.500%, 04/20/2034	76,279	0.0
86,441	5.500%, 04/20/2034	88,809	0.0
32,499	5.500%, 06/20/2034	32,408	0.0
75,918	5.500%, 06/20/2034	77,226	0.0
57,553	5.500%, 07/20/2034	58,990	0.0
84,495	5.500%, 01/20/2035	84,325	0.0
57,559	5.500%, 05/15/2035	59,193	0.0
96,377	5.500%, 07/15/2035	98,281	0.0
67,234	5.500%, 08/15/2035	69,141	0.0
67,960	5.500%, 09/20/2035	69,133	0.0
124,922	5.500%, 04/15/2036	130,314	0.0
21,423	5.500%, 06/20/2036	22,012	0.0
1,864	5.500%, 06/20/2038	1,877	0.0
10,307	5.500%, 08/20/2038	10,397	0.0
6,691	5.500%, 09/20/2038	6,728	0.0
1,320	5.500%, 10/20/2038	1,308	0.0
13,481	5.500%, 11/20/2038	13,578	0.0
666	5.500%, 12/20/2038	670	0.0
42,231	5.500%, 01/15/2039	43,640	0.0
5,100	5.500%, 01/20/2039	5,024	0.0
21,458	5.500%, 06/15/2039	22,384	0.0
71,344	5.500%, 06/20/2039	70,645	0.0
16,595	5.500%, 10/20/2039	17,052	0.0
148,355	5.500%, 09/15/2040	153,491	0.0
1,295,400	5.500%, 05/20/2054	1,318,803	0.1
2,033,220	5.500%, 05/20/2054	2,061,648	0.2
2,068,284	5.500%, 05/20/2054	2,095,106	0.2
128,063,000 (2)	5.500%, 04/20/2055	128,346,201	11.6
30,827	5.580%, 12/20/2033	31,732	0.0
77,116	5.580%, 01/20/2034	78,775	0.0
39,018	5.580%, 02/20/2034	40,072	0.0
31,831	5.580%, 03/20/2034	32,691	0.0
37,716	5.580%, 04/20/2034	38,840	0.0
49,367	5.580%, 04/20/2034	50,603	0.0
102,104	5.580%, 04/20/2034	104,864	0.0
28,195	5.580%, 06/20/2034	29,103	0.0
44,619	5.580%, 09/20/2034	45,950	0.0
86,636	5.590%, 06/20/2033	86,775	0.0
10,388	5.590%, 07/20/2033	10,414	0.0
24,271	5.590%, 07/20/2033	24,208	0.0
72,796	5.590%, 07/20/2033	72,717	0.0
119,136	5.590%, 07/20/2033	119,780	0.0
64,354	5.590%, 08/20/2033	64,263	0.0
16,834	5.590%, 09/20/2033	17,021	0.0
32,600	5.590%, 09/20/2033	33,645	0.0
128,888	5.590%, 09/20/2033	132,403	0.0
49,178	5.590%, 10/20/2033	49,062	0.0
20,986	5.590%, 11/20/2033	21,605	0.0
37,628	5.590%, 11/20/2033	37,531	0.0
60,102	5.590%, 12/20/2033	61,854	0.0
68,892	5.740%, 09/20/2037	71,043	0.0
212,483	5.740%, 09/20/2037	219,121	0.0
71,975	5.740%, 10/20/2037	74,223	0.0
72,731	5.740%, 04/20/2038	74,998	0.0
160,140	5.750%, 07/15/2029	162,109	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
78,858	5.750%, 08/15/2029	$79,522	0.0
19,897	5.750%, 11/15/2029	20,128	0.0
178,982	5.750%, 11/15/2029	181,053	0.0
30,726	5.770%, 03/20/2033	30,963	0.0
107,959	5.770%, 03/20/2033	108,673	0.0
26,660	5.770%, 04/20/2033	26,878	0.0
55,726	5.770%, 04/20/2033	56,501	0.0
63,284	5.770%, 05/20/2033	63,293	0.0
69,677	5.770%, 05/20/2033	69,710	0.0
12,021	5.770%, 07/20/2033	12,025	0.0
36,055	5.770%, 07/20/2033	36,578	0.0
16,256	5.900%, 05/20/2028	16,412	0.0
873,054	5.970%, 11/15/2031	871,407	0.1
8,651	6.000%, 04/15/2026	8,662	0.0
6,691	6.000%, 10/20/2027	6,713	0.0
49,004	6.000%, 05/15/2029	49,372	0.0
20,079	6.000%, 07/15/2029	20,409	0.0
30,142	6.000%, 10/20/2034	31,484	0.0
74,492	6.000%, 03/15/2037	78,299	0.0
48,995	6.000%, 08/20/2038	49,573	0.0
10,601	6.000%, 09/20/2038	10,821	0.0
11,654	6.000%, 10/20/2038	12,117	0.0
61,222	6.000%, 11/15/2038	62,815	0.0
66,286	6.000%, 12/15/2038	67,997	0.0
37,615	6.000%, 08/15/2039	38,590	0.0
127,458	6.000%, 08/15/2039	131,730	0.0
55,593,000 (2)	6.000%, 04/20/2055	56,429,528	5.1
7,958	6.500%, 07/20/2029	8,169	0.0
31,282	6.500%, 07/20/2032	31,773	0.0
43,531	6.500%, 02/15/2034	43,398	0.0
146	6.500%, 09/20/2034	146	0.0
1,342	7.500%, 08/20/2027	1,357	0.0
		835,545,652	75.3
	Uniform Mortgage-Backed Securities: 2.2%
2,477,285	2.000%, 12/01/2051	1,976,534	0.2
2,369,137	2.500%, 12/01/2051	1,978,245	0.2
1,427,352	2.500%, 02/01/2052	1,207,398	0.1
2,129,035	3.000%, 11/01/2051	1,858,611	0.2
1,365,200	3.000%, 01/01/2052	1,193,924	0.1
1,365,047	3.500%, 02/01/2052	1,237,166	0.1
4,404,761	3.500%, 03/01/2052	4,016,788	0.4
4,319,494	4.000%, 05/01/2042	4,154,633	0.4
258,767	4.000%, 05/01/2045	245,225	0.0
307,973	4.000%, 08/01/2046	291,694	0.0
265,842	4.250%, 08/01/2035	259,893	0.0
3,882,268	4.500%, 07/01/2052	3,721,381	0.4
41,738	4.750%, 11/01/2034	41,528	0.0
188,551	4.750%, 11/01/2034	187,516	0.0
134,402	4.750%, 02/01/2035	133,652	0.0
288,269	4.750%, 04/01/2035	286,995	0.0
328,570	4.750%, 05/01/2035	327,186	0.0
59,331	4.750%, 07/01/2035	58,393	0.0
359,933	4.750%, 07/01/2035	358,195	0.1
13,094	5.030%, 05/01/2037	13,149	0.0
82,569	5.030%, 09/01/2037	83,364	0.0
126,466	5.155%, 01/01/2037	128,043	0.0
27,809	5.250%, 04/01/2032	28,073	0.0
37,428	5.250%, 04/01/2032	37,541	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
22,095	5.280%, 11/01/2036	$22,408	0.0
61,290	5.280%, 11/01/2036	62,258	0.0
37,399	5.280%, 01/01/2037	37,927	0.0
73,627	5.290%, 08/01/2037	74,910	0.0
53,490	5.290%, 09/01/2037	54,434	0.0
58,000	5.290%, 09/01/2037	59,000	0.0
9,740	5.300%, 10/01/2036	9,871	0.0
55,379	5.300%, 12/01/2036	56,077	0.0
41,108	5.300%, 05/01/2037	41,901	0.0
178,454	5.300%, 08/01/2037	179,613	0.0
88,482	5.390%, 12/01/2037	90,066	0.0
138,380	5.405%, 11/01/2036	141,068	0.0
172,865	5.405%, 02/01/2037	176,467	0.0
49,705	5.740%, 07/01/2037	50,823	0.0
		24,881,950	2.2
	Total U.S. Government Agency Obligations
	(Cost $920,358,467)	878,379,332	79.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 48.6%
105,320 (3)	Fannie Mae REMIC Trust 2002-W1 3A, 3.679%, 04/25/2042	100,582	0.0
460,139 (3)	Fannie Mae REMIC Trust 2002-W6 3A, 4.991%, 01/25/2042	442,039	0.0
3,013,082	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	3,035,490	0.3
431,308	Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	450,455	0.0
1,371,181	Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	1,387,373	0.1
2,315,308	Fannie Mae REMIC Trust 2003-W15 2A7, 5.550%, 08/25/2043	2,316,148	0.2
2,231,013	Fannie Mae REMIC Trust 2004-28 PZ, 6.000%, 05/25/2034	2,265,686	0.2
69,983 (3)	Fannie Mae REMIC Trust 2004-61 SH, 6.180%, (-1.000*SOFR30A + 23.530%), 11/25/2032	73,274	0.0
13,214	Fannie Mae REMIC Trust 2004-68 LC, 5.000%, 09/25/2029	13,317	0.0
1,464,540	Fannie Mae REMIC Trust 2004-88 ZC, 6.500%, 12/25/2034	1,564,122	0.1
1,530,512 (3)	Fannie Mae REMIC Trust 2004-W11 2A, 4.695%, 03/25/2043	1,461,449	0.1
1,919,388	Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	1,957,190	0.2

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
93,370 (3)	Fannie Mae REMIC Trust 2005-122 SE, 7.510%, (-1.000*SOFR30A + 22.699%), 11/25/2035	$95,537	0.0
3,686,820 (3)	Fannie Mae REMIC Trust 2005-17 B, 6.500%, 03/25/2035	3,841,201	0.4
65,123 (3)(4)	Fannie Mae REMIC Trust 2005-17 ES, 2.296%, (-1.000*SOFR30A + 6.636%), 03/25/2035	871	0.0
1,483,793 (3)(4)	Fannie Mae REMIC Trust 2005-17 SA, 2.246%, (-1.000*SOFR30A + 6.586%), 03/25/2035	124,529	0.0
927,782	Fannie Mae REMIC Trust 2005-43 PZ, 6.000%, 05/25/2035	971,770	0.1
100,300 (3)	Fannie Mae REMIC Trust 2005-59 NQ, 5.740%, (-1.000*SOFR30A + 16.589%), 05/25/2035	102,282	0.0
184,740 (3)	Fannie Mae REMIC Trust 2005-75 GS, 6.887%, (-1.000*SOFR30A + 19.907%), 08/25/2035	202,158	0.0
306,404	Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	310,768	0.0
1,861,549	Fannie Mae REMIC Trust 2005-99 XA, 5.500%, 12/25/2035	1,887,312	0.2
45,561 (3)	Fannie Mae REMIC Trust 2006-115 ES, 8.743%, (-1.000*SOFR30A + 26.102%), 12/25/2036	51,063	0.0
271,656 (3)(4)	Fannie Mae REMIC Trust 2006-36 SP, 2.246%, (-1.000*SOFR30A + 6.586%), 05/25/2036	17,131	0.0
11,233 (5)	Fannie Mae REMIC Trust 2006-44 P, 0.000%, 12/25/2033	9,534	0.0
1,535,685 (3)(4)	Fannie Mae REMIC Trust 2006-79 SH, 1.996%, (-1.000*SOFR30A + 6.336%), 08/25/2036	131,479	0.0
2,932,818 (3)(4)	Fannie Mae REMIC Trust 2006-8 HL, 2.246%, (-1.000*SOFR30A + 6.586%), 03/25/2036	223,520	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,446 (3)	Fannie Mae REMIC Trust 2007-1 NR, 13.648%, (-1.000*SOFR30A + 46.630%), 02/25/2037	$813,021	0.1
399,948	Fannie Mae REMIC Trust 2007-60 ZB, 4.750%, 05/25/2037	395,341	0.0
86,956 (3)	Fannie Mae REMIC Trust 2009-12 LK, 14.369%, 03/25/2039	97,492	0.0
4,714,979 (3)(4)	Fannie Mae REMIC Trust 2010-147 LS, 1.996%, (-1.000*SOFR30A + 6.336%), 01/25/2041	514,322	0.1
4,816,916	Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	4,884,781	0.4
656,845 (3)	Fannie Mae REMIC Trust 2010-26 F, 5.224%, (SOFR30A + 0.884%), 11/25/2036	659,598	0.1
686,778 (3)	Fannie Mae REMIC Trust 2010-39 FN, 5.284%, (SOFR30A + 0.944%), 05/25/2040	688,764	0.1
470,947	Fannie Mae REMIC Trust 2010-80 PZ, 5.000%, 07/25/2040	477,936	0.0
810,012	Fannie Mae REMIC Trust 2010-87 PL, 4.000%, 06/25/2040	796,354	0.1
1,286,488 (3)(4)	Fannie Mae REMIC Trust 2010-95 SB, 2.146%, (-1.000*SOFR30A + 6.486%), 09/25/2040	89,051	0.0
908,161	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	910,848	0.1
750,000	Fannie Mae REMIC Trust 2011-105 MB, 4.000%, 10/25/2041	669,229	0.1
984,335	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	963,872	0.1
993,912 (3)	Fannie Mae REMIC Trust 2011-4 CS, 3.992%, (-1.000*SOFR30A + 12.671%), 05/25/2040	943,500	0.1
4,462,143	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	4,383,657	0.4
2,021,308 (3)(4)	Fannie Mae REMIC Trust 2012-128 VS, 1.796%, (-1.000*SOFR30A + 6.136%), 06/25/2042	99,652	0.0

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
694,736 (4)	Fannie Mae REMIC Trust 2012-137 EI, 3.000%, 12/25/2027	$15,987	0.0
448,145 (4)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	6,202	0.0
3,199,333 (4)	Fannie Mae REMIC Trust 2012-148 HI, 3.500%, 05/25/2042	318,808	0.0
3,414,457 (4)	Fannie Mae REMIC Trust 2012-148 IM, 3.000%, 01/25/2028	92,264	0.0
1,377,812	Fannie Mae REMIC Trust 2012-148 KH, 3.000%, 03/25/2042	1,318,382	0.1
1,143,271 (4)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	132,274	0.0
3,308,578	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	3,153,861	0.3
2,720,669	Fannie Mae REMIC Trust 2012-27 EZ, 4.250%, 03/25/2042	2,612,186	0.2
2,500,000	Fannie Mae REMIC Trust 2012-40 MY, 3.500%, 04/25/2042	2,301,575	0.2
1,700,000	Fannie Mae REMIC Trust 2012-66 KE, 4.000%, 06/25/2042	1,609,430	0.2
689,968 (3)(4)	Fannie Mae REMIC Trust 2012-68 SD, 2.246%, (-1.000*SOFR30A + 6.586%), 06/25/2032	39,557	0.0
3,457,000	Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	2,952,850	0.3
841,835	Fannie Mae REMIC Trust 2013-125 AZ, 4.000%, 11/25/2039	745,514	0.1
348,792 (4)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	23,275	0.0
950,745 (5)	Fannie Mae REMIC Trust 2013-135 PO, 0.000%, 01/25/2044	687,930	0.1
44,523	Fannie Mae REMIC Trust 2013-18 NA, 2.000%, 12/25/2042	39,561	0.0
1,295,381 (4)	Fannie Mae REMIC Trust 2013-25 BI, 3.000%, 03/25/2033	86,073	0.0
768,901 (4)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	38,153	0.0
1,125,976	Fannie Mae REMIC Trust 2013-55 VZ, 3.000%, 06/25/2043	1,014,014	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,233,758 (4)	Fannie Mae REMIC Trust 2013-62 AI, 3.000%, 06/25/2033	$88,655	0.0
1,401,927	Fannie Mae REMIC Trust 2015-22 DY, 3.000%, 04/25/2045	1,092,370	0.1
1,425,402	Fannie Mae REMIC Trust 2015-26 UZ, 3.000%, 05/25/2045	1,173,855	0.1
711,932	Fannie Mae REMIC Trust 2015-68 JW, 3.500%, 09/25/2030	686,756	0.1
2,630,000	Fannie Mae REMIC Trust 2016-103 PB, 3.000%, 01/25/2047	2,281,701	0.2
3,633,530 (3)(4)	Fannie Mae REMIC Trust 2016-4 DS, 1.646%, (-1.000*SOFR30A + 5.986%), 02/25/2046	396,034	0.0
2,167,678 (3)	Fannie Mae REMIC Trust 2016-51 S, 1.466%, (-1.000*SOFR30A + 5.806%), 10/25/2043	1,888,256	0.2
4,333,554	Fannie Mae REMIC Trust 2016-64 LD, 3.500%, 09/25/2046	3,943,527	0.4
5,916,787	Fannie Mae REMIC Trust 2017-22 DZ, 4.000%, 04/25/2047	5,588,872	0.5
7,510,000	Fannie Mae REMIC Trust 2018-16 TV, 3.000%, 05/25/2041	6,802,522	0.6
443,764	Fannie Mae REMIC Trust 2018-25 AL, 3.500%, 04/25/2048	391,502	0.0
572,611	Fannie Mae REMIC Trust 2018-37 DZ, 4.000%, 06/25/2048	542,493	0.1
3,374,288 (4)	Fannie Mae REMIC Trust 2019-49 IG, 3.000%, 03/25/2033	233,574	0.0
2,785,826	Fannie Mae REMIC Trust 2019-6 GZ, 4.000%, 03/25/2059	2,441,462	0.2
17,985,517 (4)	Fannie Mae REMIC Trust 2020-34 AI, 3.500%, 06/25/2035	1,379,545	0.1
2,433,023 (4)	Fannie Mae REMIC Trust 2020-44 TI, 5.500%, 12/25/2035	345,380	0.0
23,895,815 (4)	Fannie Mae REMIC Trust 2020-89 KI, 4.000%, 12/25/2050	4,544,922	0.4
3,816,287	Fannie Mae REMIC Trust 2023-55 AY, 6.500%, 11/25/2053	4,037,687	0.4

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,334,227 (3)	Fannie Mae REMIC Trust 2025-1 FE, 5.790%, (SOFR30A + 1.450%), 02/25/2055	$19,503,563	1.8
906,371 (3)	Fannie Mae Trust 2004-W2 3A, 4.861%, 02/25/2044	889,145	0.1
664,205 (3)	Fannie Mae Trust 2004-W2 4A, 4.762%, 02/25/2044	654,117	0.1
199,993 (3)	Freddie Mac REMIC Trust 2653 SC, 4.567%, (-1.000*SOFR30A + 6.743%), 07/15/2033	192,682	0.0
417,826	Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	434,385	0.0
88,462 (5)	Freddie Mac REMIC Trust 2974 KO, 0.000%, 05/15/2035	72,250	0.0
23,795 (3)	Freddie Mac REMIC Trust 3012 ST, 5.893%, (-1.000*SOFR30A + 21.548%), 04/15/2035	24,189	0.0
124,743 (3)	Freddie Mac REMIC Trust 3065 DC, 6.471%, (-1.000*SOFR30A + 19.517%), 03/15/2035	128,191	0.0
197,270	Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	205,301	0.0
1,973,729 (3)(4)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-1.000*SOFR30A + 5.544%), 07/15/2036	30,700	0.0
4,336,299	Freddie Mac REMIC Trust 3196 ZK, 6.500%, 04/15/2032	4,524,622	0.4
94,852 (4)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	10,439	0.0
972,875	Freddie Mac REMIC Trust 3658 CZ, 5.000%, 04/15/2040	968,166	0.1
2,935,137	Freddie Mac REMIC Trust 3770 GA, 4.500%, 10/15/2040	2,913,191	0.3
170,107 (3)	Freddie Mac REMIC Trust 3864 NT, 5.500%, (-1.000*SOFR30A + 59.451%), 03/15/2039	169,788	0.0
879,410	Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	844,671	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,389,037 (3)(4)	Freddie Mac REMIC Trust 3960 SG, 1.537%, (-1.000*SOFR30A + 5.886%), 11/15/2041	$311,245	0.0
1,607,747	Freddie Mac REMIC Trust 4040 UZ, 5.000%, 05/15/2042	1,563,548	0.1
5,075,000	Freddie Mac REMIC Trust 4059 DY, 3.500%, 06/15/2042	4,797,195	0.4
1,033,241	Freddie Mac REMIC Trust 4097 ZA, 3.500%, 08/15/2042	967,371	0.1
4,169,545	Freddie Mac REMIC Trust 4136 ZG, 3.000%, 11/15/2042	3,782,136	0.3
9,440,076	Freddie Mac REMIC Trust 4159 LZ, 3.500%, 01/15/2043	8,726,332	0.8
2,555,327 (4)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	62,136	0.0
1,871,677 (3)	Freddie Mac REMIC Trust 4249 CS, 1.300%, (-1.000*SOFR30A + 4.564%), 09/15/2043	1,351,077	0.1
2,494,478 (3)	Freddie Mac REMIC Trust 4274 US, 1.387%, (-1.000*SOFR30A + 5.736%), 10/15/2035	2,125,797	0.2
10,386,489	Freddie Mac REMIC Trust 4367 MZ, 4.000%, 07/15/2044	9,971,399	0.9
2,484,208	Freddie Mac REMIC Trust 4372 Z, 3.000%, 08/15/2044	2,250,999	0.2
5,225,010 (3)(4)	Freddie Mac REMIC Trust 4438 AS, 1.737%, (-1.000*SOFR30A + 6.086%), 02/15/2045	448,662	0.0
5,008,370	Freddie Mac REMIC Trust 4480 ZX, 4.000%, 11/15/2044	4,851,891	0.4
3,510,113	Freddie Mac REMIC Trust 4631 CZ, 3.500%, 11/15/2046	3,244,173	0.3
2,024,874	Freddie Mac REMIC Trust 4818 GZ, 4.000%, 08/15/2048	1,908,006	0.2
2,329,559	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	2,057,748	0.2
2,597,868	Freddie Mac REMIC Trust 5000 DC, 2.500%, 03/25/2040	2,253,673	0.2

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,475,678 (4)	Freddie Mac REMIC Trust 5013 QI, 3.500%, 09/25/2050	$3,729,540	0.3
8,800,000	Freddie Mac REMIC Trust 5361 BY, 7.000%, 12/25/2053	9,465,173	0.9
4,643,779	Freddie Mac REMIC Trust 5369 B, 6.000%, 01/25/2054	4,749,429	0.4
1,260,750 (3)	Freddie Mac Securities REMIC Trust 2005-S001 2A2, 4.585%, (TSFR1M + 0.264%), 09/25/2045	1,238,181	0.1
725,506 (3)	Freddie Mac Structured Pass-Through Certificates T-48 2A, 4.216%, 07/25/2033	684,060	0.1
390,563 (3)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 4.268%, 02/25/2043	373,425	0.0
6,580,707	Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	5,637,927	0.5
46,996	Ginnie Mae 2004-16 AE, 5.500%, 02/20/2034	47,570	0.0
319,137	Ginnie Mae 2004-28 CZ, 5.500%, 04/20/2034	324,063	0.0
156,242 (5)	Ginnie Mae 2004-37 OA, 0.000%, 04/17/2034	133,840	0.0
460,202	Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	467,450	0.0
1,134,296	Ginnie Mae 2004-81 Z, 5.000%, 10/20/2034	1,130,515	0.1
475,974 (3)(4)	Ginnie Mae 2004-98 SA, 2.266%, (-1.000*TSFR1M + 6.586%), 11/20/2034	39,890	0.0
401,552	Ginnie Mae 2005-21 Z, 5.000%, 03/20/2035	403,246	0.0
49,761 (3)(4)	Ginnie Mae 2005-25 SI, 6.000%, (-1.000*TSFR1M + 42.513%), 01/20/2034	6,059	0.0
229,828 (3)(4)	Ginnie Mae 2005-7 AH, 2.336%, (-1.000*TSFR1M + 6.656%), 02/16/2035	16,271	0.0
658,273	Ginnie Mae 2005-80 Z, 5.000%, 10/20/2035	660,683	0.1
23,381 (3)	Ginnie Mae 2005-91 UP, 5.433%, (-1.000*TSFR1M + 14.071%), 09/16/2031	23,694	0.0
1,435,656	Ginnie Mae 2006-17 TW, 6.000%, 04/20/2036	1,459,719	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,574 (3)	Ginnie Mae 2006-61 FA, 4.684%, (TSFR1M + 0.364%), 11/20/2036	$37,576	0.0
992,140	Ginnie Mae 2006-7 ZA, 5.500%, 02/20/2036	1,010,204	0.1
678,823 (4)	Ginnie Mae 2007-17 CI, 7.500%, 04/16/2037	97,890	0.0
779,777 (5)	Ginnie Mae 2007-41 OL, 0.000%, 07/20/2037	639,485	0.1
44,665	Ginnie Mae 2007-45 PE, 5.500%, 07/16/2037	45,563	0.0
172,298 (3)	Ginnie Mae 2007-48 SY, 6.949%, (-1.000*TSFR1M + 19.907%), 08/16/2037	170,130	0.0
29,424 (3)	Ginnie Mae 2007-53 SW, 6.903%, (-1.000*TSFR1M + 19.862%), 09/20/2037	31,543	0.0
491,497	Ginnie Mae 2007-60 YZ, 5.500%, 10/20/2037	491,308	0.0
275,715 (3)(4)	Ginnie Mae 2008-3 SA, 2.116%, (-1.000*TSFR1M + 6.436%), 01/20/2038	25,788	0.0
388,595 (3)(4)	Ginnie Mae 2008-40 PS, 2.066%, (-1.000*TSFR1M + 6.386%), 05/16/2038	23,366	0.0
640,694 (3)(4)	Ginnie Mae 2008-51 GS, 1.796%, (-1.000*TSFR1M + 6.116%), 06/16/2038	54,471	0.0
1,179,556 (3)(4)	Ginnie Mae 2008-82 SA, 1.566%, (-1.000*TSFR1M + 5.886%), 09/20/2038	89,461	0.0
328,955 (3)(4)	Ginnie Mae 2009-110 SA, 1.916%, (-1.000*TSFR1M + 6.236%), 04/16/2039	2,231	0.0
7,029,172	Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	7,098,015	0.6
995,572	Ginnie Mae 2009-110 ZC, 4.500%, 11/16/2039	958,993	0.1
1,656,051	Ginnie Mae 2009-118 XZ, 5.000%, 12/20/2039	1,682,875	0.2
766,967	Ginnie Mae 2009-121 ZQ, 5.500%, 09/20/2039	787,930	0.1
679,171	Ginnie Mae 2009-31 BP, 5.000%, 05/20/2039	681,884	0.1
1,004,564	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	1,002,046	0.1
977,503	Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	1,011,587	0.1
815,282	Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	856,142	0.1
1,018,066	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	1,018,263	0.1

See Accompanying Notes to Financial Statements

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,113	Ginnie Mae 2009-53 ZB, 6.000%, 07/16/2039	$1,362,077	0.1
258,241	Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	258,639	0.0
123,777 (3)(4)	Ginnie Mae 2009-55 BI, 1.000%, (-1.000*TSFR1M + 159.638%), 06/16/2037	3,743	0.0
1,816,507	Ginnie Mae 2009-61 EZ, 7.500%, 08/20/2039	1,921,167	0.2
8,301,449	Ginnie Mae 2009-61 PZ, 7.500%, 08/20/2039	8,912,435	0.8
6,998,940	Ginnie Mae 2009-61 ZQ, 6.000%, 08/16/2039	7,367,156	0.7
463,323 (3)(4)	Ginnie Mae 2009-66 QS, 1.666%, (-1.000*TSFR1M + 5.986%), 07/20/2039	17,260	0.0
3,385,467	Ginnie Mae 2009-68 ZC, 5.500%, 08/16/2039	3,500,826	0.3
364,436 (3)(4)	Ginnie Mae 2009-77 SA, 1.716%, (-1.000*TSFR1M + 6.036%), 09/16/2039	27,287	0.0
2,954,164	Ginnie Mae 2009-77 ZB, 5.500%, 09/16/2039	3,039,521	0.3
1,368,251	Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,451,495	0.1
745,683	Ginnie Mae 2009-87 PZ, 5.500%, 10/20/2039	770,726	0.1
2,717,347	Ginnie Mae 2009-87 WZ, 6.000%, 10/20/2039	2,799,067	0.3
759,601	Ginnie Mae 2009-92 DZ, 4.500%, 10/16/2039	736,396	0.1
1,834,392	Ginnie Mae 2009-98 MZ, 5.000%, 10/16/2039	1,849,419	0.2
193,244 (3)	Ginnie Mae 2009-H01 FA, 5.584%, (TSFR1M + 1.264%), 11/20/2059	194,532	0.0
464,145 (4)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	24,710	0.0
5,491,101	Ginnie Mae 2010-113 BE, 4.500%, 09/20/2040	5,472,836	0.5
529,421 (3)(4)	Ginnie Mae 2010-116 NS, 2.216%, (-1.000*TSFR1M + 6.536%), 09/16/2040	38,008	0.0
2,000,000	Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,031,635	0.2
4,262,860	Ginnie Mae 2010-117 ZQ, 4.500%, 09/20/2040	4,154,406	0.4
918,000	Ginnie Mae 2010-121 TB, 4.000%, 09/20/2040	871,110	0.1
1,902,002	Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	1,897,986	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
509,540 (3)(4)	Ginnie Mae 2010-158 SA, 1.616%, (-1.000*TSFR1M + 5.936%), 12/20/2040	$51,273	0.0
704,933	Ginnie Mae 2010-162 ZE, 4.000%, 12/16/2040	679,729	0.1
5,590,067 (3)(4)	Ginnie Mae 2010-166 GS, 1.566%, (-1.000*TSFR1M + 5.886%), 12/20/2040	553,486	0.1
509,021	Ginnie Mae 2010-169 AW, 4.500%, 12/20/2040	508,731	0.1
8,215 (4)	Ginnie Mae 2010-19 LI, 5.000%, 07/16/2039	20	0.0
721,716	Ginnie Mae 2010-31 BP, 5.000%, 03/20/2040	726,986	0.1
398,934 (4)	Ginnie Mae 2010-4 WI, 6.000%, 01/16/2040	50,303	0.0
3,899,986	Ginnie Mae 2010-42 VZ, 5.500%, 10/20/2039	4,018,359	0.4
567,146	Ginnie Mae 2010-59 ZA, 4.500%, 05/20/2040	562,432	0.1
278,078 (3)	Ginnie Mae 2010-H11 FA, 5.438%, (TSFR1M + 1.114%), 06/20/2060	279,387	0.0
791,641 (3)	Ginnie Mae 2010-H20 AF, 4.753%, (TSFR1M + 0.444%), 10/20/2060	789,189	0.1
49,701 (3)	Ginnie Mae 2010-H26 LF, 4.773%, (TSFR1M + 0.464%), 08/20/2058	49,642	0.0
85,550 (4)	Ginnie Mae 2011-123 QI, 5.000%, 05/20/2041	5,185	0.0
337,706 (3)	Ginnie Mae 2011-128 TF, 4.884%, (TSFR1M + 0.564%), 05/16/2041	333,971	0.0
1,328,368 (3)(4)	Ginnie Mae 2011-141 PS, 2.266%, (-1.000*TSFR1M + 6.586%), 06/16/2041	76,419	0.0
1,297,722 (4)	Ginnie Mae 2011-146 EI, 5.000%, 11/16/2041	229,275	0.0
945,000	Ginnie Mae 2011-151 PY, 3.000%, 11/20/2041	810,920	0.1
22,964	Ginnie Mae 2011-169 BC, 7.000%, 05/16/2032	23,563	0.0
90,956 (3)	Ginnie Mae 2011-169 BG, 5.450%, 04/16/2039	91,914	0.0
4,127,451	Ginnie Mae 2011-25 Z, 4.000%, 02/20/2041	4,022,108	0.4
1,093,571	Ginnie Mae 2011-59 QC, 4.000%, 12/20/2040	1,076,080	0.1
1,599,888	Ginnie Mae 2011-89 Z, 3.500%, 06/20/2041	1,501,621	0.1
366,054 (3)	Ginnie Mae 2011-H01 AF, 4.873%, (TSFR1M + 0.564%), 11/20/2060	365,557	0.0

See Accompanying Notes to Financial Statements

50

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
760,658 (3)	Ginnie Mae 2011-H03 FA, 4.923%, (TSFR1M + 0.614%), 01/20/2061	$760,069	0.1
136,369 (3)	Ginnie Mae 2011-H07 FA, 4.923%, (TSFR1M + 0.614%), 02/20/2061	136,246	0.0
121,999 (3)	Ginnie Mae 2011-H08 FD, 4.923%, (TSFR1M + 0.614%), 02/20/2061	121,913	0.0
402,780 (3)	Ginnie Mae 2011-H09 AF, 4.923%, (TSFR1M + 0.614%), 03/20/2061	402,418	0.0
825,430 (3)	Ginnie Mae 2011-H19 FA, 4.893%, (TSFR1M + 0.584%), 08/20/2061	824,547	0.1
226,495 (3)	Ginnie Mae 2011-H21 FT, 4.890%, (H15T1Y + 0.700%), 10/20/2061	225,808	0.0
393,357 (4)	Ginnie Mae 2012-103 IC, 3.500%, 08/16/2040	8,434	0.0
176,687 (4)	Ginnie Mae 2012-124 MI, 4.000%, 03/20/2042	16,109	0.0
10,341,472 (4)	Ginnie Mae 2012-136 BI, 3.500%, 11/20/2042	1,699,846	0.2
253,051 (4)	Ginnie Mae 2012-146 AI, 3.000%, 10/20/2037	1,062	0.0
133,374 (3)(4)	Ginnie Mae 2012-34 MS, 2.266%, (-1.000*TSFR1M + 6.586%), 04/16/2041	5,056	0.0
1,907,197 (3)(4)	Ginnie Mae 2012-48 SA, 2.216%, (-1.000*TSFR1M + 6.536%), 04/16/2042	215,500	0.0
2,558,974 (3)(4)	Ginnie Mae 2012-60 SG, 1.666%, (-1.000*TSFR1M + 5.986%), 05/16/2042	219,671	0.0
488,971 (3)(4)	Ginnie Mae 2012-93 NS, 1.666%, (-1.000*TSFR1M + 5.986%), 07/20/2042	38,489	0.0
521,153 (4)	Ginnie Mae 2012-98 EI, 4.000%, 04/20/2041	46,711	0.0
814,076 (3)	Ginnie Mae 2012-H06 FS, 5.123%, (TSFR1M + 0.814%), 03/20/2062	816,115	0.1
98,749 (3)	Ginnie Mae 2012-H11 FA, 5.123%, (TSFR1M + 0.814%), 02/20/2062	98,982	0.0
116,406 (3)	Ginnie Mae 2012-H11 GA, 5.003%, (TSFR1M + 0.694%), 05/20/2062	116,446	0.0
311,383 (3)	Ginnie Mae 2012-H11 VA, 5.073%, (TSFR1M + 0.764%), 05/20/2062	312,041	0.0
480,532 (3)	Ginnie Mae 2012-H12 FA, 4.973%, (TSFR1M + 0.664%), 04/20/2062	480,477	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
133,659 (3)	Ginnie Mae 2012-H14 FK, 5.003%, (TSFR1M + 0.694%), 07/20/2062	$133,638	0.0
106,302 (3)	Ginnie Mae 2012-H29 FA, 4.938%, (TSFR1M + 0.629%), 10/20/2062	106,247	0.0
548,780 (3)	Ginnie Mae 2012-H30 GA, 4.773%, (TSFR1M + 0.464%), 12/20/2062	547,602	0.1
962,427	Ginnie Mae 2013-119 TZ, 3.000%, 08/20/2043	862,883	0.1
7,000,000	Ginnie Mae 2013-147 BE, 4.000%, 12/20/2039	6,625,938	0.6
1,590,747	Ginnie Mae 2013-167 Z, 3.000%, 10/16/2043	1,454,505	0.1
1,900,000 (4)	Ginnie Mae 2013-186 UI, 2.500%, 11/20/2043	253,818	0.0
388,736 (4)	Ginnie Mae 2013-186 VI, 4.000%, 12/20/2042	53,875	0.0
2,632,052	Ginnie Mae 2013-186 ZE, 2.500%, 12/16/2043	2,306,288	0.2
1,846,851 (4)	Ginnie Mae 2013-20 LI, 4.500%, 12/16/2042	177,537	0.0
1,360,578 (4)	Ginnie Mae 2013-23 IO, 3.500%, 02/20/2043	218,546	0.0
539,141 (3)(4)	Ginnie Mae 2013-88 AI, 1.413%, (-1.000*TSFR1M + 5.736%), 06/20/2043	38,909	0.0
930,651 (3)(4)	Ginnie Mae 2013-99 SK, 1.463%, (-1.000*TSFR1M + 5.786%), 07/20/2043	55,854	0.0
441,300 (3)	Ginnie Mae 2013-H02 FD, 4.763%, (TSFR1M + 0.454%), 12/20/2062	439,881	0.0
75,754 (3)	Ginnie Mae 2013-H07 HA, 4.833%, (TSFR1M + 0.524%), 03/20/2063	75,602	0.0
227,408 (3)	Ginnie Mae 2013-H10 FT, 4.640%, (H15T1Y + 0.450%), 04/20/2063	225,893	0.0
484,522 (3)	Ginnie Mae 2013-H14 FC, 4.893%, (TSFR1M + 0.584%), 06/20/2063	483,978	0.0
147,268 (3)	Ginnie Mae 2013-H14 FD, 4.893%, (TSFR1M + 0.584%), 06/20/2063	147,036	0.0
164,800 (3)	Ginnie Mae 2013-H14 FG, 4.893%, (TSFR1M + 0.584%), 05/20/2063	164,600	0.0
125,336 (3)	Ginnie Mae 2013-H17 FA, 4.973%, (TSFR1M + 0.664%), 07/20/2063	125,319	0.0
40,323 (3)	Ginnie Mae 2013-H18 EA, 4.923%, (TSFR1M + 0.614%), 07/20/2063	40,273	0.0
449,261 (3)	Ginnie Mae 2013-H18 FA, 4.923%, (TSFR1M + 0.614%), 06/20/2063	448,941	0.0

See Accompanying Notes to Financial Statements

51

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
543,481 (3)	Ginnie Mae 2013-H19 DF, 5.073%, (TSFR1M + 0.764%), 05/20/2063	$542,908	0.1
111,177 (3)	Ginnie Mae 2013-H20 FB, 5.423%, (TSFR1M + 1.114%), 08/20/2063	112,044	0.0
48,584 (3)	Ginnie Mae 2013-H21 FB, 5.123%, (TSFR1M + 0.814%), 09/20/2063	48,660	0.0
195,884 (3)	Ginnie Mae 2013-H22 FB, 5.123%, (TSFR1M + 0.814%), 08/20/2063	196,291	0.0
391,210 (3)	Ginnie Mae 2013-H22 FT, 4.840%, (H15T1Y + 0.650%), 04/20/2063	389,884	0.0
153,628 (3)	Ginnie Mae 2013-H23 FA, 5.723%, (TSFR1M + 1.414%), 09/20/2063	155,077	0.0
1,479,900 (3)(4)	Ginnie Mae 2014-107 XS, 1.166%, (-1.000*TSFR1M + 5.486%), 07/16/2044	111,640	0.0
2,793,200	Ginnie Mae 2014-115 EM, 4.000%, 08/20/2044	2,627,219	0.2
2,121,127	Ginnie Mae 2014-118 ZP, 4.000%, 08/20/2044	2,011,493	0.2
954,328 (3)(4)	Ginnie Mae 2014-129 WS, 1.463%, (-1.000*TSFR1M + 5.786%), 09/20/2044	63,750	0.0
1,850,316	Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,671,546	0.2
736,533 (3)(4)	Ginnie Mae 2014-161 WS, 1.463%, (-1.000*TSFR1M + 5.786%), 11/20/2044	50,443	0.0
825,021 (4)	Ginnie Mae 2014-183 IM, 5.000%, 06/20/2035	122,776	0.0
1,022,455 (3)(4)	Ginnie Mae 2014-30 ES, 0.566%, (-1.000*TSFR1M + 4.886%), 03/20/2040	58,265	0.0
705,227 (3)(4)	Ginnie Mae 2014-96 SQ, 1.166%, (-1.000*TSFR1M + 5.486%), 07/16/2044	53,604	0.0
1,560,801 (4)	Ginnie Mae 2014-99 IO, 4.500%, 06/20/2044	322,253	0.0
296,932 (3)	Ginnie Mae 2014-H04 FB, 5.073%, (TSFR1M + 0.764%), 02/20/2064	297,355	0.0
358,548 (3)	Ginnie Mae 2014-H05 FB, 5.023%, (TSFR1M + 0.714%), 12/20/2063	358,790	0.0
270,178 (3)	Ginnie Mae 2014-H06 FA, 4.993%, (TSFR1M + 0.684%), 03/20/2064	270,224	0.0
131,477 (3)	Ginnie Mae 2014-H06 HB, 5.073%, (TSFR1M + 0.764%), 03/20/2064	131,628	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
954,954 (3)	Ginnie Mae 2014-H21 FA, 5.073%, (TSFR1M + 0.764%), 10/20/2064	$953,616	0.1
7,756,774 (3)	Ginnie Mae 2015-10 Q, 2.423%, 10/20/2044	6,678,937	0.6
130,000	Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	101,644	0.0
2,364,266 (3)(4)	Ginnie Mae 2015-141 IX, 0.311%, (-1.000*TSFR1M + 2.060%), 06/20/2045	34,767	0.0
15,125,000	Ginnie Mae 2015-143 B, 3.500%, 04/20/2045	13,836,011	1.3
1,611,887 (4)	Ginnie Mae 2015-149 IL, 4.500%, 10/20/2045	345,312	0.0
809,104 (4)	Ginnie Mae 2015-157 PI, 4.000%, 03/20/2044	80,302	0.0
2,082,622	Ginnie Mae 2015-165 ZA, 3.500%, 07/20/2045	1,958,736	0.2
4,960,239	Ginnie Mae 2015-64 ZH, 2.500%, 05/16/2045	4,357,710	0.4
433,610 (3)	Ginnie Mae 2015-H03 FA, 4.923%, (TSFR1M + 0.614%), 12/20/2064	433,309	0.0
517,690 (3)	Ginnie Mae 2015-H06 FA, 4.903%, (TSFR1M + 0.594%), 02/20/2065	517,222	0.1
761,424 (3)	Ginnie Mae 2015-H08 FC, 4.903%, (TSFR1M + 0.594%), 03/20/2065	760,821	0.1
759,776 (3)	Ginnie Mae 2015-H10 FH, 5.023%, (TSFR1M + 0.714%), 04/20/2065	757,748	0.1
83,285 (3)	Ginnie Mae 2015-H12 FA, 4.903%, (TSFR1M + 0.594%), 05/20/2065	83,220	0.0
117,367 (3)	Ginnie Mae 2015-H14 FB, 4.853%, (TSFR1M + 0.544%), 05/20/2065	117,169	0.0
474,866 (3)	Ginnie Mae 2015-H18 FB, 5.023%, (TSFR1M + 0.714%), 07/20/2065	473,763	0.0
434,153 (3)	Ginnie Mae 2015-H20 FB, 5.023%, (TSFR1M + 0.714%), 08/20/2065	433,151	0.0
935,144 (3)	Ginnie Mae 2015-H22 FC, 5.023%, (TSFR1M + 0.714%), 09/20/2065	933,271	0.1
159,245 (3)	Ginnie Mae 2015-H26 FC, 5.023%, (TSFR1M + 0.714%), 08/20/2065	159,310	0.0
592,761 (3)	Ginnie Mae 2015-H26 FG, 4.943%, (TSFR1M + 0.634%), 10/20/2065	592,516	0.1
172,989 (3)	Ginnie Mae 2015-H31 FT, 5.073%, (TSFR1M + 0.764%), 11/20/2065	173,148	0.0
9,160,639 (4)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	1,131,451	0.1
4,227,824 (4)	Ginnie Mae 2016-145 IU, 3.500%, 10/20/2046	765,831	0.1

See Accompanying Notes to Financial Statements

52

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,274,906 (3)(4)	Ginnie Mae 2016-20 BS, 1.666%, (-1.000*TSFR1M + 5.986%), 02/20/2046	$507,730	0.1
2,211,256 (3)	Ginnie Mae 2016-5 AB, 4.692%, 01/20/2046	2,226,751	0.2
3,732,613	Ginnie Mae 2016-69 B, 3.000%, 05/20/2046	3,309,943	0.3
87,363 (3)	Ginnie Mae 2016-H01 FL, 5.073%, (TSFR1M + 0.764%), 12/20/2065	87,481	0.0
797,647 (3)	Ginnie Mae 2016-H02 FH, 5.423%, (TSFR1M + 1.114%), 01/20/2066	799,715	0.1
184,360 (3)	Ginnie Mae 2016-H03 FB, 5.073%, (TSFR1M + 0.764%), 01/20/2066	184,557	0.0
910,405 (3)	Ginnie Mae 2016-H09 FB, 5.323%, (TSFR1M + 1.014%), 04/20/2066	911,560	0.1
455,558 (3)	Ginnie Mae 2016-H11 FE, 5.273%, (TSFR1M + 0.964%), 04/20/2066	455,939	0.0
320,646 (3)	Ginnie Mae 2016-H13 FD, 4.640%, (H15T1Y + 0.450%), 05/20/2066	318,689	0.0
52,956 (3)	Ginnie Mae 2016-H13 FT, 5.003%, (TSFR1M + 0.694%), 05/20/2066	52,973	0.0
51,315 (3)	Ginnie Mae 2016-H20 FG, 5.123%, (TSFR1M + 0.814%), 08/20/2066	51,395	0.0
4,022,899	Ginnie Mae 2017-107 QZ, 3.000%, 08/20/2045	3,326,964	0.3
1,000,000	Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	826,842	0.1
1,000,000	Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	810,060	0.1
1,775,968	Ginnie Mae 2017-122 CZ, 3.000%, 08/20/2047	1,402,648	0.1
1,711,185 (4)	Ginnie Mae 2017-123 IO, 5.000%, 08/16/2047	369,035	0.0
2,890,000	Ginnie Mae 2017-162 PL, 3.000%, 10/20/2047	2,251,772	0.2
750,000	Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	620,964	0.1
10,000,000	Ginnie Mae 2017-180 QB, 2.500%, 12/20/2047	8,537,397	0.8
1,076,927	Ginnie Mae 2017-56 HM, 3.000%, 12/20/2046	986,882	0.1
5,356,754	Ginnie Mae 2017-56 JZ, 3.000%, 04/20/2047	4,491,230	0.4
523,565 (3)	Ginnie Mae 2017-H07 FG, 4.883%, (TSFR1M + 0.574%), 02/20/2067	522,843	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
595,793 (3)	Ginnie Mae 2017-H14 FV, 4.923%, (TSFR1M + 0.614%), 06/20/2067	$595,282	0.1
687,215 (3)	Ginnie Mae 2017-H17 FG, 4.923%, (TSFR1M + 0.614%), 08/20/2067	686,718	0.1
186,426 (3)	Ginnie Mae 2017-H19 FA, 4.873%, (TSFR1M + 0.564%), 08/20/2067	186,074	0.0
1,179,420	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	1,079,538	0.1
374,759	Ginnie Mae 2018-163 DZ, 4.500%, 11/20/2048	341,928	0.0
544,280 (4)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	79,819	0.0
1,000,000	Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	835,724	0.1
126,818 (3)	Ginnie Mae 2018-H07 FE, 4.773%, (TSFR1M + 0.464%), 02/20/2068	126,467	0.0
10,324,543	Ginnie Mae 2019-1 LZ, 3.500%, 01/20/2049	8,742,174	0.8
1,380,065	Ginnie Mae 2019-1 Z, 4.000%, 01/20/2049	1,294,004	0.1
2,550,972 (3)	Ginnie Mae 2019-100 FD, 4.834%, (TSFR1M + 0.514%), 08/20/2049	2,507,146	0.2
9,506,793	Ginnie Mae 2019-123 CA, 3.000%, 10/20/2049	8,550,753	0.8
694,788 (4)	Ginnie Mae 2019-29 AI, 5.000%, 07/20/2048	163,675	0.0
10,939,075 (4)	Ginnie Mae 2019-56 YI, 5.000%, 05/20/2049	2,738,907	0.3
109,899	Ginnie Mae 2019-71 EN, 4.000%, 06/20/2049	91,668	0.0
225,308 (3)	Ginnie Mae 2019-H10 FM, 4.823%, (TSFR1M + 0.514%), 05/20/2069	224,809	0.0
693,241 (3)	Ginnie Mae 2019-H19 FB, 4.873%, (TSFR1M + 0.564%), 11/20/2069	692,224	0.1
17,375,114 (4)	Ginnie Mae 2020-47 LI, 3.500%, 04/20/2050	3,408,872	0.3
18,157,118 (4)	Ginnie Mae 2020-63 BI, 3.500%, 05/20/2035	1,889,515	0.2
174,113 (3)	Ginnie Mae 2020-H01 FT, 4.690%, (H15T1Y + 0.500%), 01/20/2070	173,119	0.0
7,414,098 (3)(4)	Ginnie Mae 2021-58 SB, 1.866%, (-1.000*TSFR1M + 6.186%), 04/20/2051	896,594	0.1
5,204,400 (4)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	823,378	0.1
13,582,623 (3)(4)	Ginnie Mae 2021-77 SK, 0.286%, (-1.000*TSFR1M + 3.186%), 05/20/2051	249,681	0.0

See Accompanying Notes to Financial Statements

53

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,054 (3)	Ginnie Mae 2021-H09 Z, 3.092%, 10/20/2066	$105,546	0.0
11,891,216	Ginnie Mae 2022-205 ZG, 5.500%, 12/20/2052	11,926,775	1.1
2,346,452	Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	1,974,341	0.2
1,036,871 (3)	Ginnie Mae 2023-111 FC, 5.494%, (SOFR30A + 1.150%), 08/20/2053	1,040,345	0.1
1,933,336	Ginnie Mae 2023-112 MZ, 6.000%, 08/20/2053	1,989,090	0.2
10,890,878	Ginnie Mae 2023-149 EZ, 6.000%, 09/20/2063	11,279,303	1.0
1,250,802	Ginnie Mae 2023-189 AY, 6.000%, 12/20/2053	1,285,698	0.1
6,367,498	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,451,421	0.6
5,154,000	Ginnie Mae 2024-61 CY, 6.000%, 04/20/2054	5,235,797	0.5
9,980,691 (3)	Ginnie Mae 2025-1 FJ, 5.644%, (SOFR30A + 1.300%), 01/20/2055	10,031,364	0.9
9,336,846 (3)	Ginnie Mae 2025-1 GF, 5.644%, (SOFR30A + 1.300%), 01/20/2055	9,354,720	0.8
31,205,340 (3)	Ginnie Mae 2025-9 FE, 5.594%, (SOFR30A + 1.250%), 01/20/2055	31,199,838	2.8
1,229,028 (3)	Seasoned Credit Risk Transfer Trust Series 2018-2 HA, 3.000%, 11/25/2057	1,160,901	0.1
3,668,484	Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	3,437,928	0.3
1,560,127	Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,466,741	0.1
7,955,000	Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	7,677,245	0.7
2,744,672	Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	2,610,499	0.2
987,813	Vendee Mortgage Trust 2003-2 Z, 5.000%, 05/15/2033	991,955	0.1
2,156,950	Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	2,015,138	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
18,892,364 (3)(4)	Vendee Mortgage Trust 2011-2 IO, 0.370%, 10/15/2041	$277,351	0.0

	Total Collateralized Mortgage Obligations
	(Cost $582,947,592)	539,376,921	48.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.7%
8,724,587 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.317%, 01/25/2030	468,071	0.1
29,709,878 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K108 X1, 1.691%, 03/25/2030	2,018,008	0.2
18,311,620 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.655%, 04/25/2030	1,214,829	0.1
2,955,192 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.924%, 09/25/2030	121,828	0.0
16,377,057 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.508%, 05/25/2035	1,802,624	0.2
14,642,940 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.323%, 07/25/2035	1,393,042	0.1
33,785,373 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.591%, 12/25/2035	1,470,409	0.1
24,303,757 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.733%, 09/25/2027	368,432	0.0
31,317,411 (4)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.363%, 12/25/2029	1,354,171	0.1
34,076,925 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 1.931%, 01/25/2031	2,698,284	0.3
206,684 (3)	Ginnie Mae 2004-23 Z, 5.769%, 03/16/2044	205,075	0.0

See Accompanying Notes to Financial Statements

54

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,382,785 (3)(4)	Ginnie Mae 2006-67 IO, 0.676%, 11/16/2046	$7,889	0.0
40,643 (3)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	40,530	0.0
446,791	Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	431,337	0.1
214,128 (3)(4)	Ginnie Mae 2008-45 IO, 0.862%, 02/16/2048	2,203	0.0
52,904 (3)(4)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	536	0.0
7,330,403 (3)(4)	Ginnie Mae 2011-47 IO, 0.203%, 01/16/2051	19,891	0.0
389,700 (3)(4)	Ginnie Mae 2017-9 IO, 0.656%, 01/16/2057	14,343	0.0
2,071,090 (3)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,553,135	0.2
11,673,693	Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	9,641,378	0.9
2,083,878	Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,364,530	0.1
2,073,018	Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,303,645	0.1
2,757,122 (3)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,174,222	0.2
3,585,472	Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,553,919	0.2
5,346,661	Ginnie Mae 2021-79 Z, 1.750%, 08/16/2063	2,183,605	0.2
2,647,868	Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	1,085,024	0.1
2,333,712	Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	1,097,486	0.1
4,039,633 (3)(4)	Ginnie Mae 2023-88 IO, 0.923%, 03/16/2065	286,758	0.0
57,727,398 (3)(4)	Ginnie Mae 2024-82 AI, 0.741%, 10/16/2065	3,747,922	0.3
	Total Commercial Mortgage-Backed Securities
	(Cost $53,288,595)	40,623,126	3.7

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
592,271 (3)	Fannie Mae Grantor Trust 2001-T9 A1, 4.545%, (TSFR1M + 0.224%), 09/25/2031	587,414	0.1
52,928 (3)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.421%, 07/26/2033	52,297	0.0
2,454 (3)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	2,447	0.0
3,176 (3)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	3,151	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
2,592 (3)	Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	$2,612	0.0
		647,921	0.1
	Total Asset-Backed Securities
	(Cost $648,645)	647,921	0.1
	Total Long-Term Investments
	(Cost $1,557,243,299)	1,459,027,300	131.5

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.1%
	U.S. Treasury Obligations: 4.1%
3,475,000 (6)	United States Treasury Bill, 04/01/2025	3,475,000	0.3
475,000 (6)	United States Treasury Bill, 2.870%, 04/03/2025	474,888	0.0
15,000,000 (6)	United States Treasury Bill, 3.880%, 04/10/2025	14,984,081	1.3
4,000,000 (6)	United States Treasury Bill, 4.160%, 05/01/2025	3,985,909	0.4
23,400,000 (6)	United States Treasury Bill, 4.220%, 05/20/2025	23,265,514	2.1
	Total U.S. Treasury Obligations
	(Cost $46,185,413)	46,185,392	4.1
	Total Short-Term Investments
	(Cost $46,185,413)	46,185,392	4.1
	Total Investments in Securities
	(Cost $1,603,428,712)	$1,505,212,692	135.6
	Liabilities in Excess of Other Assets	(395,460,777)	(35.6)
	Net Assets	$1,109,751,915	100.0

See Accompanying Notes to Financial Statements

55

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(2)	Represents or includes a TBA transaction.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(4)

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

56

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$878,379,332	$—	$878,379,332
Collateralized Mortgage Obligations	—	539,376,921	—	539,376,921
Commercial Mortgage-Backed Securities	—	40,623,126	—	40,623,126
Asset-Backed Securities	—	647,921	—	647,921
Short-Term Investments	—	46,185,392	—	46,185,392
Total Investments, at fair value	$—	$1,505,212,692	$—	$1,505,212,692
Liabilities Table
Other Financial Instruments+
Futures	$(3,058,588)	$—	$—	$(3,058,588)
Sales Commitments	—	(4,666,126)	—	(4,666,126)
Total Liabilities	$(3,058,588)	$(4,666,126)	$—	$(7,724,714)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya GNMA Income Fund:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Short Contracts:
U.S. Treasury 2-Year Note	(48)	06/30/25	$(9,944,250)	$(47,717)
U.S. Treasury 5-Year Note	(1,827)	06/30/25	(197,601,469)	(1,688,437)
U.S. Treasury 10-Year Note	(748)	06/18/25	(83,191,625)	(881,218)
U.S. Treasury Long Bond	(165)	06/18/25	(19,351,406)	(225,939)
U.S. Treasury Ultra 10-Year Note	(129)	06/18/25	(14,722,125)	(205,860)
U.S. Treasury Ultra Long Bond	(33)	06/18/25	(4,034,250)	(9,417)
			$(328,845,125)	$(3,058,588)

The following sales commitments were held by the Voya GNMA Income Fund at March 31, 2025:

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(5,100,000)	GNMA, 3.500%, due 04/20/55	04/21/25	$(4,666,126)
	Total Sales Commitments
	Proceeds receivable $(4,619,285)		$(4,666,126)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$3,058,588
Total Liability Derivatives		$3,058,588

See Accompanying Notes to Financial Statements

57

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$2,326,251

Total	$2,326,251

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,510,801)
Total	$(2,510,801)

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,603,525,758.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,759,164
Gross Unrealized Depreciation	(108,177,659)
Net Unrealized Depreciation	$(101,418,495)

See Accompanying Notes to Financial Statements

58

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 89.3%
	Basic Materials: 5.5%
1,375,000 (1)	Avient Corp., 6.250%, 11/01/2031	$1,363,229	0.4
800,000 (1)(2)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	826,066	0.2
300,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	274,602	0.1
1,275,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	1,271,105	0.4
1,115,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,037,280	0.3
565,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	492,332	0.1
185,000 (1)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	181,220	0.0
1,200,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,164,978	0.3
315,000 (1)(2)	Constellium SE, 6.375%, 08/15/2032	307,903	0.1
1,440,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,419,553	0.4
1,242,350 (1)	Innophos Holdings, Inc., 11.500%, 06/15/2029	1,271,670	0.4
1,320,000 (1)(2)	Mativ Holdings, Inc., 8.000%, 10/01/2029	1,139,332	0.3
1,300,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	1,313,876	0.4
1,150,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,199,894	0.3
360,000 (1)	Novelis Corp., 3.250%, 11/15/2026	348,352	0.1
875,000 (1)	Novelis Corp., 3.875%, 08/15/2031	761,554	0.2
320,000 (1)	Novelis Corp., 4.750%, 01/30/2030	298,096	0.1
1,005,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	936,539	0.3
550,000 (1)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	508,767	0.1
800,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	800,540	0.2
1,375,000 (1)	SPCM SA, 3.125%, 03/15/2027	1,308,140	0.4
1,535,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	1,314,144	0.4
		19,539,172	5.5
	Communications: 13.1%
2,500,000 (1)	Altice Financing SA, 5.750%, 08/15/2029	1,832,259	0.5
1,560,000 (1)	Arches Buyer, Inc., 6.125%, 12/01/2028	1,372,049	0.4
1,400,000 (1)	Cablevision Lightpath LLC, 5.625%, 09/15/2028	1,288,819	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,570,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	$2,341,725	0.7
2,045,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,776,693	0.5
1,540,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,495,849	0.4
1,585,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,562,364	0.4
605,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	604,424	0.2
1,350,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	1,201,905	0.3
1,660,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	1,515,545	0.4
1,270,000 (1)	CSC Holdings LLC, 4.125%, 12/01/2030	921,293	0.3
2,330,000 (1)	CSC Holdings LLC, 5.500%, 04/15/2027	2,159,298	0.6
1,540,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	818,241	0.2
1,895,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.000%, 02/15/2031	1,821,190	0.5
2,045,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	2,154,820	0.6
1,895,000	EchoStar Corp., 10.750%, 11/30/2029	1,992,882	0.6
1,055,000 (1)	GCI LLC, 4.750%, 10/15/2028	974,087	0.3
931,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	582,369	0.2
1,565,000 (2)	Lamar Media Corp., 4.000%, 02/15/2030	1,450,931	0.4
1,795,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	1,355,225	0.4
1,595,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	1,717,007	0.5
1,875,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	1,800,884	0.5
1,460,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,437,593	0.4
1,005,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	919,907	0.3

See Accompanying Notes to Financial Statements

59

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,545,000 (1)	Sinclair Television Group, Inc., 8.125%, 02/15/2033	$1,525,578	0.4
2,925,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,860,238	0.8
1,300,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,239,327	0.3
1,910,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	1,895,767	0.5
630,000 (1)(2)	Viasat, Inc., 7.500%, 05/30/2031	476,515	0.1
1,305,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	1,329,882	0.4
770,000 (1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	702,116	0.2
1,855,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,545,340	0.4
		46,672,122	13.1
	Consumer, Cyclical: 15.6%
1,055,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	955,693	0.3
1,345,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	1,354,802	0.4
485,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	470,507	0.1
1,160,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,156,455	0.3
1,055,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	1,050,367	0.3
268,750 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	268,218	0.1
1,145,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,053,322	0.3
1,375,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,394,695	0.4
995,000 (1)	Carnival Corp., 4.000%, 08/01/2028	952,563	0.3
2,070,000 (1)(2)	Carnival Corp., 6.000%, 05/01/2029	2,056,795	0.6
2,011,466 (1)(3)	Carvana Co., 9.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	2,073,655	0.6
1,400,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,403,076	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,330,000 (1)(2)	CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.500%, 10/15/2029	$1,215,287	0.3
1,115,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	1,153,333	0.3
1,250,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	1,385,385	0.4
1,115,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	911,416	0.2
340,000 (1)	Gap, Inc., 3.625%, 10/01/2029	307,112	0.1
775,000 (1)(2)	Gap, Inc., 3.875%, 10/01/2031	669,448	0.2
1,070,000 (1)	Gates Corp., 6.875%, 07/01/2029	1,089,874	0.3
1,235,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,240,740	0.3
2,225,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	2,205,193	0.6
1,005,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	993,070	0.3
1,140,000 (1)	Interface, Inc., 5.500%, 12/01/2028	1,111,153	0.3
425,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	419,995	0.1
1,500,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,467,082	0.4
1,140,000 (1)(2)	Lithia Motors, Inc., 4.375%, 01/15/2031	1,033,727	0.3
245,000	M/I Homes, Inc., 3.950%, 02/15/2030	224,159	0.1
720,000	M/I Homes, Inc., 4.950%, 02/01/2028	699,422	0.2
500,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	400,507	0.1
1,355,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	1,240,627	0.3
740,000	MGM Resorts International, 4.625%, 09/01/2026	732,039	0.2
605,000 (2)	MGM Resorts International, 4.750%, 10/15/2028	582,938	0.2
320,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	314,104	0.1
1,920,000 (1)	Michaels Cos., Inc., 5.250%, 05/01/2028	1,327,675	0.4
77,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	76,887	0.0

See Accompanying Notes to Financial Statements

60

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,840,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	$1,818,836	0.5
155,000	Newell Brands, Inc., 6.375%, 09/15/2027	156,058	0.0
995,000 (1)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	1,058,313	0.3
2,860,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	2,850,653	0.8
670,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	658,364	0.2
1,105,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	1,108,438	0.3
985,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	929,961	0.2
654,875 (1)	Staples, Inc., 12.750%, 01/15/2030	444,374	0.1
1,425,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	1,365,937	0.4
730,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	641,761	0.2
245,000 (1)(2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	227,773	0.1
720,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	709,105	0.2
1,205,000 (1)(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,055,052	0.3
1,970,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,961,263	0.5
340,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	341,362	0.1
1,180,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	1,035,204	0.3
1,370,000 (1)	William Carter Co., 5.625%, 03/15/2027	1,363,045	0.4
1,495,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,480,293	0.4
1,000,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	997,712	0.3
600,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	590,080	0.2
		55,784,905	15.6
	Consumer, Non-cyclical: 16.9%
1,260,000 (1)(2)	1375209 BC Ltd., 9.000%, 01/30/2028	1,259,812	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,115,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	$1,085,964	0.3
850,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	789,674	0.2
590,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	543,607	0.2
1,180,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,180,723	0.3
555,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.250%, 03/15/2033	560,932	0.2
1,070,000 (1)(2)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	937,307	0.3
540,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	500,862	0.1
450,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	420,464	0.1
1,395,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	1,128,081	0.3
1,105,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	1,121,161	0.3
1,170,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	1,162,921	0.3
535,000 (1)	Brink's Co., 6.500%, 06/15/2029	542,881	0.2
420,000 (1)	Brink's Co., 6.750%, 06/15/2032	426,271	0.1
1,560,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,397,442	0.4
1,820,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	1,503,737	0.4
1,355,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	1,246,827	0.3
1,115,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	1,187,967	0.3
410,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	357,301	0.1
1,545,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,423,550	0.4
1,330,000 (1)	Embecta Corp., 5.000%, 02/15/2030	1,192,130	0.3
1,305,000 (2)	Encompass Health Corp., 4.750%, 02/01/2030	1,256,418	0.4

See Accompanying Notes to Financial Statements

61

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,030,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	$1,064,424	0.3
340,000 (1)	Fiesta Purchaser, Inc., 9.625%, 09/15/2032	350,245	0.1
1,070,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,070,951	0.3
1,160,000 (1)(2)	Grifols SA, 4.750%, 10/15/2028	1,072,580	0.3
360,000 (1)	Insulet Corp., 6.500%, 04/01/2033	366,175	0.1
1,150,000 (1)(2)	Jazz Securities DAC, 4.375%, 01/15/2029	1,093,532	0.3
1,830,000 (1)	LifePoint Health, Inc., 10.000%, 06/01/2032	1,747,943	0.5
950,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	888,647	0.2
940,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	902,648	0.3
405,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	410,661	0.1
1,160,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,072,247	0.3
765,000	New Albertsons L.P., 7.450%, 08/01/2029	796,354	0.2
1,880,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,640,629	0.5
1,520,000 (2)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	1,497,550	0.4
950,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	888,287	0.2
805,000 (1)(2)	Post Holdings, Inc., 6.250%, 10/15/2034	794,586	0.2
300,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	295,745	0.1
1,745,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	1,747,652	0.5
1,325,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,289,972	0.4
1,525,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	1,487,544	0.4
2,250,000 (2)	Service Corp. International, 5.750%, 10/15/2032	2,213,969	0.6
1,580,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	1,466,757	0.4
935,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	951,719	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,055,000 (1)	Star Parent, Inc., 9.000%, 10/01/2030	$1,041,185	0.3
1,510,000 (1)	Surgery Center Holdings, Inc., 7.250%, 04/15/2032	1,495,101	0.4
955,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	911,670	0.3
1,250,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,232,624	0.3
1,630,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,624,501	0.5
1,295,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,280,769	0.4
1,055,000	United Rentals North America, Inc., 4.875%, 01/15/2028	1,037,798	0.3
245,000	United Rentals North America, Inc., 5.500%, 05/15/2027	244,326	0.1
1,330,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	1,332,494	0.4
1,265,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	1,233,774	0.3
1,155,000 (1)	Veritiv Operating Co., 10.500%, 11/30/2030	1,224,387	0.3
1,275,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,289,752	0.4
		60,285,230	16.9
	Energy: 10.6%
775,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	758,075	0.2
935,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	932,875	0.3
955,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	956,520	0.3
211,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	211,259	0.1
1,350,000 (1)(2)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,318,483	0.4
1,105,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	1,123,369	0.3
1,250,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,237,509	0.3

See Accompanying Notes to Financial Statements

62

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
775,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	$777,231	0.2
920,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	954,011	0.3
410,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	386,238	0.1
720,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	662,920	0.2
1,060,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,080,784	0.3
1,375,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,398,763	0.4
1,081,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	1,110,016	0.3
1,510,000 (1)	EQM Midstream Partners L.P., 4.750%, 01/15/2031	1,452,985	0.4
1,030,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,059,640	0.3
1,440,000 (1)	Hess Midstream Operations L.P., 5.875%, 03/01/2028	1,447,635	0.4
720,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	685,512	0.2
720,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	673,557	0.2
1,550,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	1,589,214	0.4
1,225,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,213,128	0.3
1,205,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,229,283	0.3
1,220,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	1,190,798	0.3
1,505,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,520,285	0.4
850,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	839,518	0.2
565,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	563,208	0.2
1,330,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,358,398	0.4
360,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	368,576	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
500,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	$473,965	0.1
910,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	851,702	0.2
1,450,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.000%, 03/01/2027	1,443,336	0.4
585,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	601,659	0.2
760,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	774,000	0.2
609,000 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	605,717	0.2
167,381 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	171,109	0.1
1,205,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	1,095,718	0.3
1,375,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	1,355,617	0.4
1,400,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,431,439	0.4
1,100,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,116,397	0.3
		38,020,449	10.6
	Financial: 10.6%
560,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	537,200	0.2
1,170,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	1,191,124	0.3
450,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	469,139	0.1
1,060,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	1,041,910	0.3
1,205,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	1,211,799	0.3
800,000	Ally Financial, Inc., 5.750%, 11/20/2025	802,477	0.2
360,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	360,274	0.1

See Accompanying Notes to Financial Statements

63

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,225,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	$1,204,129	0.3
1,185,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,140,012	0.3
1,000,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	988,541	0.3
1,060,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	1,111,918	0.3
1,135,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	1,120,394	0.3
605,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	667,117	0.2
1,030,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	1,007,283	0.3
2,095,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	2,082,947	0.6
1,680,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,612,384	0.5
860,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	852,326	0.2
1,685,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	1,659,190	0.5
320,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	311,889	0.1
1,055,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,005,496	0.3
450,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	408,730	0.1
900,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	868,421	0.3
1,055,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	805,479	0.2
1,300,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,176,114	0.3
920,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	916,894	0.3
1,340,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,343,265	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
500,000	Navient Corp., 6.750%, 06/25/2025	$500,735	0.1
1,250,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,190,188	0.3
520,000	OneMain Finance Corp., 7.125%, 03/15/2026	527,954	0.2
1,285,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,310,162	0.4
1,135,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	1,144,357	0.3
1,330,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	1,323,350	0.4
1,060,000 (1)	PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/01/2029	1,023,981	0.3
940,000 (1)(2)	PRA Group, Inc., 5.000%, 10/01/2029	866,685	0.2
1,370,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,403,839	0.4
1,565,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	1,547,086	0.4
1,125,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,156,795	0.3
		37,891,584	10.6
	Industrial: 11.8%
1,005,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	1,022,199	0.3
1,295,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	1,289,619	0.4
1,260,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	1,278,458	0.4
1,535,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	1,309,171	0.4
695,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	713,361	0.2
447,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	448,973	0.1
320,000 (1)	Bombardier, Inc., 8.750%, 11/15/2030	337,776	0.1
1,125,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032	1,072,470	0.3

See Accompanying Notes to Financial Statements

64

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
265,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	$262,849	0.1
1,115,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,081,620	0.3
1,140,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,153,409	0.3
1,765,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	1,778,639	0.5
1,655,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,657,802	0.5
930,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	912,347	0.2
745,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	712,689	0.2
1,160,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,103,673	0.3
695,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	656,199	0.2
520,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	501,312	0.1
750,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	740,931	0.2
1,475,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,441,769	0.4
1,310,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,245,145	0.3
1,055,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,027,427	0.3
1,560,000 (1)	Madison IAQ LLC, 5.875%, 06/30/2029	1,475,223	0.4
1,320,000 (1)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	1,186,614	0.3
1,620,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,583,550	0.4
1,330,000	Park-Ohio Industries, Inc., 6.625%, 04/15/2027	1,287,405	0.4
1,895,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	1,908,578	0.5
1,300,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	1,252,492	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
565,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	$566,184	0.2
1,325,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,158,634	0.3
1,245,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	1,291,160	0.4
905,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	787,609	0.2
630,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	581,817	0.2
1,195,000 (1)	Terex Corp., 6.250%, 10/15/2032	1,160,514	0.3
1,490,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	1,468,220	0.4
865,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	877,105	0.2
1,655,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,664,721	0.5
1,005,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	954,685	0.3
1,470,000 (1)	Wilsonart LLC, 11.000%, 08/15/2032	1,351,055	0.4
		42,303,404	11.8

	Technology: 2.7%
1,075,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	1,058,620	0.3
1,170,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	1,138,183	0.3
775,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	771,952	0.2
520,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	478,499	0.1
1,070,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,080,000	0.3
605,000 (1)	Open Text Corp., 3.875%, 12/01/2029	551,095	0.2
1,140,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,041,000	0.3
1,225,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	1,080,052	0.3
1,330,000 (1)	Rocket Software, Inc., 6.500%, 02/15/2029	1,255,171	0.3
1,300,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,319,726	0.4
		9,774,298	2.7

	Utilities: 2.5%
1,205,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	1,206,711	0.3

See Accompanying Notes to Financial Statements

65

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
800,000 (1)	Calpine Corp., 4.500%, 02/15/2028	$776,200	0.2
1,030,000 (1)	Calpine Corp., 5.125%, 03/15/2028	1,014,353	0.3
1,250,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	1,288,012	0.4
865,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	842,408	0.2
785,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	773,452	0.2
645,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	613,038	0.2
1,185,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,185,154	0.3
565,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	563,342	0.2
720,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	754,657	0.2
		9,017,327	2.5
	Total Corporate Bonds/ Notes
	(Cost $318,655,907)	319,288,491	89.3

BANK LOANS: 6.0%
	Communications: 0.7%
1,575,000	Getty Images Inc., Dollar Fixed Rate Term B-1 Loans, 11.250%, 02/21/2030	1,590,750	0.4
805,947	MH Sub I LLC, 2023 May New Term Loans, 9.096%, (TSFR1M+4.250%), 05/03/2028	770,183	0.2
230,516	MH Sub I LLC, Tranche B, 8.577%, 12/31/2031	211,844	0.1
		2,572,777	0.7
	Consumer, Cyclical: 1.2%
1,198,281	American Greetings Corporation, Tranche C Term Loan, 10.075%, (TSFR1M+5.750%), 10/30/2029	1,203,149	0.4
1,421,438	Great Outdoors Group LLC, Term B-3 Loan, 7.575%, (TSFR1M+3.250%), 01/16/2032	1,420,905	0.4
1,550,000	Hanesbrands, Inc., Tranche B, 7.071%, (TSFR1M+2.750%), 03/08/2032	1,551,937	0.4
		4,175,991	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: 0.9%
2,125,000	1261229 BC Ltd., 3.950%, 04/01/2030	$1,978,248	0.6
1,157,557	Bausch & Lomb Corporation, Initial Term Loan, 7.672%, (TSFR1M+3.350%), 05/10/2027	1,154,560	0.3
		3,132,808	0.9
	Energy: 1.0%
1,417,875	Epic Y Grade Services L.P., Term Loan B, 10.044%, (TSFR3M+5.750%), 06/29/2029	1,419,795	0.4
1,178,125	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 8.825%, (TSFR1M+4.500%), 06/04/2029	1,178,125	0.3
1,162,500	Hilcorp Energy I L.P., Term Loan B, 6.322%, (TSFR1M+2.000%), 02/05/2030	1,165,406	0.3
		3,763,326	1.0
	Financial: 1.1%
2,021,984	HUB International Ltd., 2025 Incremental Term Loan, 6.787%, (TSFR3M+2.500%), 06/20/2030	2,015,285	0.6
719,881	Osaic Holdings Inc., Term B4 Loan, 7.824%, (TSFR1M+3.500%), 08/17/2028	715,382	0.2
1,275,000	Sedgwick Claims Management Services, Inc., Term Loan B, 7.313%, (TSFR3M+3.000%), 07/31/2031	1,257,910	0.3
		3,988,577	1.1
	Technology: 1.1%
1,175,000	Cotiviti Holdings Inc., Initial Fixed Rate Term Loan, 7.625%, 05/01/2031	1,170,594	0.3
495,013	Cotiviti Inc., Initial Floating Rate Term Loans, 7.073%, (TSFR1M+2.750%), 05/01/2031	492,383	0.2
996,875	Indy Us Bidco, LLC, Eleventh Amendment Term Loan, 7.824%, (TSFR1M+3.500%), 03/06/2028	994,694	0.3

See Accompanying Notes to Financial Statements

66

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
1,121,438	PointClickCare Technologies Inc., 2024-1 Term Loan, 7.549%, (TSFR3M+3.250%), 11/03/2031	$1,122,489	0.3
		3,780,160	1.1
	Total Bank Loans
	(Cost $21,476,135)	21,413,639	6.0
	Total Long-Term Investments
	(Cost $340,132,042)	340,702,130	95.3

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 13.2%
	Commercial Paper: 1.4%
2,900,000 (1)	Enterprise Products, 4.580%, 04/01/2025	2,899,636	0.8
2,000,000	HP, Inc., 4.650%, 04/07/2025	1,998,219	0.6
	Total Commercial Paper
	(Cost $4,898,447)	4,897,855	1.4
	Repurchase Agreements: 9.6%
8,106,639 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/2025, 4.390%, due 04/01/2025 (Repurchase Amount $8,107,614, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $8,268,772, due 02/01/36-02/01/57)	8,106,639	2.3
6,246,356 (4)	CF Secured LLC, Repurchase Agreement dated 03/31/2025, 4.390%, due 04/01/2025 (Repurchase Amount $6,247,107, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $6,371,283, due 04/01/51-04/20/74)	6,246,356	1.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
687,545 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 03/31/2025, 4.350%, due 04/01/2025 (Repurchase Amount $687,627, collateralized by various U.S. Government Securities, 1.500%-3.500%, Market Value plus accrued interest $701,296, due 08/15/26-09/30/26)	$687,545	0.2
6,911,003 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 03/31/2025, 4.450%, due 04/01/2025 (Repurchase Amount $6,911,846, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $7,049,223, due 07/01/42-11/01/54)	6,911,003	1.9
6,574,002 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 03/31/2025, 4.470%, due 04/01/2025 (Repurchase Amount $6,574,807, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.538%, Market Value plus accrued interest $6,706,657, due 04/21/25-03/15/66)	6,574,002	1.8

See Accompanying Notes to Financial Statements

67

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,812,000 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $5,812,694, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $5,928,240, due 04/10/25-12/15/66)	$5,812,000	1.6
	Total Repurchase Agreements
	(Cost $34,337,545)	34,337,545	9.6

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.2%
7,964,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $7,964,000)	$7,964,000	2.2

	Total Short-Term Investments
	(Cost $47,199,992)	47,199,400	13.2
	Total Investments in Securities
	(Cost $387,332,034)	$387,901,530	108.5
	Liabilities in Excess of Other Assets	(30,538,187)	(8.5)
	Net Assets	$357,363,343	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

68

VOYA HIGH YIELD BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$319,288,491	$—	$319,288,491
Bank Loans	—	21,413,639	—	21,413,639
Short-Term Investments	7,964,000	39,235,400	—	47,199,400
Total Investments, at fair value	$7,964,000	$379,937,530	$—	$387,901,530

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $388,035,925.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,349,407
Gross Unrealized Depreciation	(5,483,802)
Net Unrealized Depreciation	$(134,395)

See Accompanying Notes to Financial Statements

69

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 27.8%
	Basic Materials: 0.8%
671,000 (1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$670,242	0.0
1,748,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	1,756,801	0.0
4,750,000 (2)	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	4,377,410	0.1
4,025,000 (1)	Antofagasta PLC, 6.250%, 05/02/2034	4,177,195	0.1
3,776,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	3,818,319	0.0
2,904,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	2,984,884	0.0
1,775,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	1,769,577	0.0
3,395,000 (1)(2)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	3,261,977	0.0
5,200,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	5,275,400	0.1
4,175,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	4,312,775	0.1
3,250,000 (1)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	3,381,625	0.0
3,889,000 (1)(2)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	4,015,393	0.1
256,000 (1)(2)	Glencore Funding LLC, 5.893%, 04/04/2054	249,646	0.0
1,500,000 (1)	Inversiones CMPC SA, 6.125%, 02/26/2034	1,524,563	0.0
1,825,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,904,179	0.0
3,175,000 (1)	Novelis Corp., 4.750%, 01/30/2030	2,957,671	0.0
4,514,000	Nucor Corp., 5.100%, 06/01/2035	4,452,884	0.1
1,605,000 (1)(2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,495,667	0.0
307,000	Nutrien Ltd., 5.875%, 12/01/2036	316,702	0.0
6,800,000 (1)	OCP SA, 6.750%, 05/02/2034	6,995,500	0.1
2,745,000 (1)	Olin Corp., 6.625%, 04/01/2033	2,670,506	0.0
3,831,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	3,849,611	0.0
4,700,000 (1)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	4,563,606	0.1
2,943,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	2,738,233	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
1,974,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	$1,963,494	0.0
2,225,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	1,904,867	0.0
		77,388,727	0.8
	Communications: 1.9%
2,713,000	Amazon.com, Inc., 2.100%, 05/12/2031	2,365,814	0.0
2,095,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	1,909,920	0.0
1,576,000 (2)	AT&T, Inc., 3.550%, 09/15/2055	1,068,904	0.0
2,306,000	AT&T, Inc., 3.650%, 09/15/2059	1,556,498	0.0
1,039,000	AT&T, Inc., 3.800%, 12/01/2057	729,975	0.0
393,000	AT&T, Inc., 4.500%, 05/15/2035	369,550	0.0
2,106,000	AT&T, Inc., 4.900%, 08/15/2037	2,010,740	0.0
5,185,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	4,504,720	0.1
2,136,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	1,924,371	0.0
902,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	599,427	0.0
1,674,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	1,262,890	0.0
2,458,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	1,987,613	0.0
4,569,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	4,719,365	0.1

See Accompanying Notes to Financial Statements

70

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,424,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	$2,494,846	0.0
3,729,000	Cisco Systems, Inc., 4.950%, 02/26/2031	3,804,771	0.1
5,396,000 (2)	Cisco Systems, Inc., 4.950%, 02/24/2032	5,472,915	0.1
1,219,000 (2)	Cisco Systems, Inc., 5.100%, 02/24/2035	1,236,204	0.0
3,781,000 (2)	Cisco Systems, Inc., 5.300%, 02/26/2054	3,703,790	0.1
4,316,000	Cisco Systems, Inc., 5.500%, 02/24/2055	4,348,555	0.1
1,924,000 (2)	Comcast Corp., 1.500%, 02/15/2031	1,608,493	0.0
1,792,000 (2)	Comcast Corp., 1.950%, 01/15/2031	1,538,484	0.0
4,057,000 (2)	Comcast Corp., 2.650%, 02/01/2030	3,715,372	0.1
1,729,000	Comcast Corp., 3.200%, 07/15/2036	1,430,043	0.0
1,829,000	Comcast Corp., 3.900%, 03/01/2038	1,570,682	0.0
1,318,000 (2)	Comcast Corp., 5.300%, 06/01/2034	1,340,525	0.0
1,042,000 (2)	Comcast Corp., 5.500%, 05/15/2064	979,400	0.0
1,098,000 (2)	Comcast Corp., 5.650%, 06/01/2054	1,076,014	0.0
2,000,000 (1)	CSC Holdings LLC, 4.125%, 12/01/2030	1,450,855	0.0
2,548,000	Discovery Communications LLC, 3.625%, 05/15/2030	2,293,090	0.0
1,970,000	EchoStar Corp., 10.750%, 11/30/2029	2,071,756	0.0
3,252,000 (2)	Expedia Group, Inc., 5.400%, 02/15/2035	3,241,093	0.1
2,500,000 (1)	GCI LLC, 4.750%, 10/15/2028	2,308,264	0.0
1,735,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	1,867,716	0.0
3,425,000 (1)(2)	Match Group Holdings II LLC, 3.625%, 10/01/2031	2,954,905	0.0
1,825,000 (1)	McGraw-Hill Education, Inc., 7.375%, 09/01/2031	1,836,910	0.0
5,746,000	Meta Platforms, Inc., 4.750%, 08/15/2034	5,707,348	0.1
7,388,000	Meta Platforms, Inc., 5.400%, 08/15/2054	7,244,056	0.1
7,951,000	Meta Platforms, Inc., 5.550%, 08/15/2064	7,829,160	0.1
2,283,000 (2)	Motorola Solutions, Inc., 5.000%, 04/15/2029	2,307,797	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,960,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	$1,898,823	0.0
3,507,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	3,343,976	0.1
1,369,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	1,179,819	0.0
1,962,000 (1)(2)	NBN Co. Ltd., 6.000%, 10/06/2033	2,103,411	0.0
3,685,000 (2)	Netflix, Inc., 5.875%, 11/15/2028	3,855,189	0.1
2,000,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,830,661	0.0
402,000 (2)	Paramount Global, 4.950%, 05/19/2050	308,739	0.0
2,440,000 (1)	Sinclair Television Group, Inc., 8.125%, 02/15/2033	2,409,328	0.0
2,500,000 (1)(2)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	2,416,265	0.0
7,112,000	Sprint Capital Corp., 6.875%, 11/15/2028	7,594,987	0.1
4,847,000	Sprint Capital Corp., 8.750%, 03/15/2032	5,831,869	0.1
1,970,000 (1)(2)	Stagwell Global LLC, 5.625%, 08/15/2029	1,878,057	0.0
1,506,000	Time Warner Cable LLC, 5.500%, 09/01/2041	1,307,339	0.0
597,000	Time Warner Cable LLC, 5.875%, 11/15/2040	547,850	0.0
2,371,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	2,214,970	0.0
593,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	581,386	0.0
1,798,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	1,665,941	0.0
220,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	159,711	0.0
6,621,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	6,128,945	0.1
5,304,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	5,086,287	0.1
512,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	450,920	0.0
3,448,000 (2)	T-Mobile USA, Inc., 5.300%, 05/15/2035	3,467,914	0.1
3,283,000	T-Mobile USA, Inc., 5.875%, 11/15/2055	3,307,391	0.1
3,116,000 (2)	Uber Technologies, Inc., 4.300%, 01/15/2030	3,063,212	0.0
2,356,000 (1)(2)	Uber Technologies, Inc., 4.500%, 08/15/2029	2,318,819	0.0
3,097,000	Uber Technologies, Inc., 5.350%, 09/15/2054	2,896,311	0.0
2,380,000 (1)(2)	Univision Communications, Inc., 6.625%, 06/01/2027	2,362,265	0.0

See Accompanying Notes to Financial Statements

71

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
287,000	Verizon Communications, Inc., 1.750%, 01/20/2031	$242,764	0.0
2,435,000	Verizon Communications, Inc., 2.355%, 03/15/2032	2,061,257	0.0
291,000	Verizon Communications, Inc., 2.550%, 03/21/2031	256,503	0.0
824,000	Verizon Communications, Inc., 4.400%, 11/01/2034	778,607	0.0
2,814,000	Verizon Communications, Inc., 4.812%, 03/15/2039	2,629,525	0.0
2,500,000 (1)(2)	Viasat, Inc., 5.625%, 04/15/2027	2,401,628	0.0
1,900,000 (1)(2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,653,647	0.0
2,679,000	Vodafone Group PLC, 5.875%, 06/28/2064	2,571,062	0.0
		183,248,209	1.9
	Consumer, Cyclical: 2.5%
2,450,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	2,219,381	0.0
253,538	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	245,885	0.0
1,847,495	American Airlines Pass Through Trust 2016-1, A, 4.100%, 07/15/2029	1,790,864	0.0
1,502,284	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	1,454,326	0.0
333,635	American Airlines Pass Through Trust 2016-2, A, 3.650%, 12/15/2029	316,567	0.0
2,255,499	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	2,151,233	0.0
4,442,698	American Airlines Pass Through Trust 2016-3, A, 3.250%, 04/15/2030	4,155,328	0.1
4,367,608	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	4,149,510	0.1
3,718,000	American Honda Finance Corp., 4.700%, 01/12/2028	3,737,793	0.1
2,009,000	American Honda Finance Corp., 5.650%, 11/15/2028	2,079,049	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
4,670,000 (2)	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	$4,650,446	0.1
1,332,000 (2)	AutoZone, Inc., 6.250%, 11/01/2028	1,402,288	0.0
3,970,000 (2)	Bath & Body Works, Inc., 6.750%, 07/01/2036	3,962,034	0.1
2,241,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	2,253,636	0.0
4,018,000 (1)	BMW US Capital LLC, 5.400%, 03/21/2035	3,983,767	0.1
2,542,000 (2)	BorgWarner, Inc., 5.400%, 08/15/2034	2,515,906	0.0
1,655,000 (1)(2)	CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.500%, 10/15/2029	1,512,256	0.0
2,415,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	2,440,128	0.0
960,570	Delta Air Lines Pass Through Trust 2015-1, AA, 3.625%, 01/30/2029	935,094	0.0
632,291 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	629,860	0.0
3,570,000 (1)(2)	Denso Corp., 4.420%, 09/11/2029	3,550,062	0.0
3,092,000 (2)	Ford Motor Co., 3.250%, 02/12/2032	2,549,581	0.0
3,291,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	2,832,613	0.0
5,432,000 (2)	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	5,249,019	0.1
3,434,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,312,005	0.0
1,345,000	General Motors Co., 6.125%, 10/01/2025	1,351,927	0.0
1,302,000	General Motors Co., 6.250%, 10/02/2043	1,253,711	0.0
4,658,000 (2)	General Motors Financial Co., Inc., 2.350%, 01/08/2031	3,944,256	0.1
4,985,000 (2)	General Motors Financial Co., Inc., 4.900%, 10/06/2029	4,905,996	0.1
8,192,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	8,259,924	0.1
4,860,000 (2)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	4,816,171	0.1
1,155,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	1,160,497	0.0
2,490,000	Genuine Parts Co., 4.950%, 08/15/2029	2,499,106	0.0

See Accompanying Notes to Financial Statements

72

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,500,000 (1)(2)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	$2,511,619	0.0
3,490,000 (2)	Home Depot, Inc., 2.700%, 04/15/2030	3,204,676	0.0
1,500,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	1,515,109	0.0
3,779,000 (1)(2)	Hyundai Capital America, 5.150%, 03/27/2030	3,767,418	0.1
3,491,000 (1)(2)	Hyundai Capital America, 5.300%, 06/24/2029	3,526,182	0.0
5,465,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	5,449,449	0.1
2,815,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	2,874,873	0.0
7,291,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	7,559,680	0.1
3,206,000 (1)(2)	Hyundai Capital America, 6.500%, 01/16/2029	3,365,458	0.0
158,000 (2)	Lowe's Cos., Inc., 4.450%, 04/01/2062	123,019	0.0
250,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	244,519	0.0
4,285,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	3,432,346	0.0
3,170,000	Marriott International, Inc., 4.800%, 03/15/2030	3,163,824	0.0
2,110,000	Marriott International, Inc., 5.350%, 03/15/2035	2,091,568	0.0
3,720,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	3,708,854	0.1
3,825,000 (2)	MGM Resorts International, 6.500%, 04/15/2032	3,754,524	0.1
3,590,000 (1)(2)	NCL Corp. Ltd., 6.750%, 02/01/2032	3,548,707	0.0
1,200,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	1,168,737	0.0
2,389,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	2,348,786	0.0
2,844,000 (1)(2)	Panasonic Holdings Corp., 5.302%, 07/16/2034	2,894,411	0.0
3,025,000 (2)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	3,034,411	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,500,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	$2,360,307	0.0
3,305,000 (1)(2)	Station Casinos LLC, 6.625%, 03/15/2032	3,280,863	0.0
3,672,000	Target Corp., 5.000%, 04/15/2035	3,657,734	0.1
1,560,000 (1)(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,371,435	0.0
1,310,000 (1)(2)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	1,217,889	0.0
2,985,000 (2)	Toyota Motor Credit Corp., 4.550%, 08/09/2029	2,986,558	0.0
2,214,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	2,251,204	0.0
3,710,000 (2)	Toyota Motor Credit Corp., 5.550%, 11/20/2030	3,860,406	0.1
3,645,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	3,647,112	0.1
627,814	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	639,941	0.0
3,224,515	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	3,034,785	0.0
2,325,000 (1)(2)	United Airlines, Inc., 4.625%, 04/15/2029	2,201,857	0.0
2,125,000 (1)(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,860,569	0.0
6,862,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	6,853,135	0.1
7,425,000 (1)(2)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	7,489,291	0.1
5,591,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	5,863,974	0.1
8,392,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	8,187,861	0.1
8,210,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	5,989,728	0.1
2,838,000	Warnermedia Holdings, Inc., 5.391%, 03/15/2062	2,055,784	0.0
3,950,000 (1)(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	3,850,778	0.1

See Accompanying Notes to Financial Statements

73

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,610,000 (1)(2)	ZF North America Capital, Inc., 7.125%, 04/14/2030	$3,478,548	0.0
		231,698,148	2.5
	Consumer, Non-cyclical: 4.1%
1,468,000	AbbVie, Inc., 3.200%, 11/21/2029	1,387,214	0.0
1,423,000	AbbVie, Inc., 4.050%, 11/21/2039	1,248,563	0.0
4,246,000	AbbVie, Inc., 4.300%, 05/14/2036	3,970,328	0.1
3,317,000	AbbVie, Inc., 4.500%, 05/14/2035	3,184,777	0.0
1,889,000 (2)	AbbVie, Inc., 4.650%, 03/15/2028	1,904,728	0.0
5,490,000	AbbVie, Inc., 4.950%, 03/15/2031	5,579,094	0.1
1,416,000	Aetna, Inc., 6.625%, 06/15/2036	1,511,017	0.0
2,500,000 (1)(2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	2,303,418	0.0
1,970,000 (1)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	1,996,733	0.0
2,795,000 (2)	Altria Group, Inc., 6.200%, 11/01/2028	2,936,134	0.0
758,000 (2)	Amgen, Inc., 5.750%, 03/02/2063	739,275	0.0
1,609,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	1,483,105	0.0
5,490,000 (2)	Astrazeneca Finance LLC, 4.900%, 02/26/2031	5,589,621	0.1
245,000	BAT Capital Corp., 3.557%, 08/15/2027	239,123	0.0
3,462,000	BAT Capital Corp., 4.390%, 08/15/2037	3,041,417	0.0
1,359,000	BAT Capital Corp., 5.834%, 02/20/2031	1,413,582	0.0
674,000	BAT Capital Corp., 7.079%, 08/02/2043	736,775	0.0
3,983,000	Becton Dickinson & Co., 4.693%, 02/13/2028	3,999,005	0.1
1,440,000 (1)(2)	Brink's Co., 6.500%, 06/15/2029	1,461,213	0.0
1,440,000 (1)(2)	Brink's Co., 6.750%, 06/15/2032	1,461,502	0.0
892,000 (2)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	788,979	0.0
2,283,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	2,338,052	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
737,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	$806,767	0.0
2,900,000	Bunge Ltd. Finance Corp., 4.200%, 09/17/2029	2,851,418	0.0
3,195,000 (2)	Campbell Soup Co., 5.200%, 03/21/2029	3,244,825	0.1
4,508,000 (2)	Cardinal Health, Inc., 4.700%, 11/15/2026	4,528,249	0.1
636,000 (2)	Cardinal Health, Inc., 5.450%, 02/15/2034	646,675	0.0
2,355,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	2,003,262	0.0
2,015,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	1,797,398	0.0
1,475,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	1,470,935	0.0
2,357,000 (2)	Cencora, Inc., 5.125%, 02/15/2034	2,353,421	0.0
13,115,000	Centene Corp., 3.000%, 10/15/2030	11,483,217	0.1
2,944,000	Centene Corp., 4.625%, 12/15/2029	2,822,776	0.0
1,950,000 (1)(2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,746,802	0.0
2,330,000 (1)(2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	1,925,115	0.0
4,968,000	Cigna Group, 2.375%, 03/15/2031	4,336,717	0.1
4,416,000	Cigna Group, 4.800%, 08/15/2038	4,128,588	0.1
2,176,000 (2)	Cigna Group, 5.250%, 02/15/2034	2,188,404	0.0
2,984,000 (2)	Cigna Group, 5.600%, 02/15/2054	2,842,725	0.0
3,207,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	3,278,417	0.1
1,191,000	CVS Health Corp., 4.125%, 04/01/2040	969,329	0.0
2,373,000	CVS Health Corp., 4.780%, 03/25/2038	2,130,318	0.0
947,000 (2)	CVS Health Corp., 5.050%, 03/25/2048	808,782	0.0
1,757,000 (2)	CVS Health Corp., 5.125%, 02/21/2030	1,769,043	0.0
219,000	CVS Health Corp., 6.000%, 06/01/2063	206,847	0.0
3,760,000 (1)(2)	DaVita, Inc., 4.625%, 06/01/2030	3,464,433	0.1
5,555,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	5,648,404	0.1
1,641,000	Elevance Health, Inc., 4.900%, 02/08/2026	1,641,183	0.0
3,805,000	Elevance Health, Inc., 4.950%, 11/01/2031	3,815,696	0.1

See Accompanying Notes to Financial Statements

74

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,639,000 (2)	Elevance Health, Inc., 5.200%, 02/15/2035	$1,645,124	0.0
2,172,000 (2)	Eli Lilly & Co., 5.500%, 02/12/2055	2,200,762	0.0
2,125,000 (1)(2)	Embecta Corp., 5.000%, 02/15/2030	1,904,718	0.0
2,548,000	Equifax, Inc., 3.100%, 05/15/2030	2,349,831	0.0
1,785,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,844,656	0.0
3,339,000 (2)	Gilead Sciences, Inc., 5.600%, 11/15/2064	3,303,330	0.1
4,017,000 (2)	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	3,979,125	0.1
9,320,000	Global Payments, Inc., 1.200%, 03/01/2026	9,028,010	0.1
429,000 (2)	Global Payments, Inc., 5.950%, 08/15/2052	415,524	0.0
1,168,000 (2)	GXO Logistics, Inc., 6.250%, 05/06/2029	1,205,856	0.0
1,030,000	HCA, Inc., 2.375%, 07/15/2031	876,816	0.0
2,372,000 (2)	HCA, Inc., 3.125%, 03/15/2027	2,304,439	0.0
1,149,000 (2)	HCA, Inc., 3.500%, 09/01/2030	1,065,856	0.0
7,884,000 (2)	HCA, Inc., 4.125%, 06/15/2029	7,657,429	0.1
990,000	HCA, Inc., 4.375%, 03/15/2042	819,128	0.0
2,839,000	HCA, Inc., 4.500%, 02/15/2027	2,830,305	0.0
2,162,000	HCA, Inc., 5.125%, 06/15/2039	2,008,398	0.0
1,337,000	HCA, Inc., 5.250%, 04/15/2025	1,337,092	0.0
3,776,000 (2)	HCA, Inc., 5.250%, 03/01/2030	3,821,640	0.1
3,102,000	HCA, Inc., 5.450%, 04/01/2031	3,151,730	0.0
3,963,000	HCA, Inc., 6.000%, 04/01/2054	3,837,190	0.1
443,000 (2)	HCA, Inc., 6.100%, 04/01/2064	428,495	0.0
2,316,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	2,302,952	0.0
4,569,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	4,648,376	0.1
6,979,000 (2)	Hershey Co., 4.950%, 02/24/2032	7,057,170	0.1
1,419,000 (2)	Hershey Co., 5.100%, 02/24/2035	1,430,895	0.0
3,193,000	Humana, Inc., 5.375%, 04/15/2031	3,219,174	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
4,596,000	Icon Investments Six DAC, 5.849%, 05/08/2029	$4,742,550	0.1
4,596,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	4,701,536	0.1
1,733,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	1,756,795	0.0
1,972,000	Johnson & Johnson, 3.625%, 03/03/2037	1,758,074	0.0
5,396,000 (2)	Johnson & Johnson, 4.700%, 03/01/2030	5,488,509	0.1
1,924,000 (2)	Kenvue, Inc., 5.050%, 03/22/2028	1,965,922	0.0
1,639,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	1,661,143	0.0
1,505,000 (2)	Kraft Heinz Foods Co., 5.200%, 03/15/2032	1,522,227	0.0
2,535,000	Kroger Co., 5.500%, 09/15/2054	2,392,877	0.0
3,315,000	Kroger Co., 5.650%, 09/15/2064	3,133,016	0.0
2,856,000 (2)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	2,781,079	0.0
2,500,000 (1)(2)	LifePoint Health, Inc., 8.375%, 02/15/2032	2,519,547	0.0
3,013,000 (1)	Mars, Inc., 5.000%, 03/01/2032	3,026,883	0.0
5,023,000 (1)(2)	Mars, Inc., 5.200%, 03/01/2035	5,050,051	0.1
2,740,000	McKesson Corp., 4.250%, 09/15/2029	2,714,622	0.0
3,070,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	2,871,734	0.0
10,375,000 (1)(2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	11,046,262	0.1
2,593,000 (2)	Mondelez International, Inc., 4.750%, 02/20/2029	2,623,964	0.0
3,300,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	2,879,827	0.0
2,670,000 (2)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	2,630,564	0.0
2,169,000	Pfizer Investment Enterprises Pte Ltd., 4.650%, 05/19/2030	2,180,720	0.0
2,031,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	2,009,596	0.0
3,672,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	3,421,598	0.1
3,266,000	Philip Morris International, Inc., 4.750%, 11/01/2031	3,257,520	0.1

See Accompanying Notes to Financial Statements

75

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,689,000	Philip Morris International, Inc., 4.875%, 02/13/2029	$3,728,627	0.1
4,595,000 (1)(2)	Post Holdings, Inc., 6.375%, 03/01/2033	4,529,822	0.1
1,760,000 (1)(2)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	1,685,904	0.0
924,000 (2)	Quest Diagnostics, Inc., 2.800%, 06/30/2031	821,210	0.0
951,000 (2)	Quest Diagnostics, Inc., 2.950%, 06/30/2030	874,621	0.0
4,985,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	4,963,795	0.1
2,038,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	2,007,172	0.0
1,494,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	1,620,139	0.0
3,025,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	2,945,030	0.0
1,154,000	Reynolds American, Inc., 5.850%, 08/15/2045	1,102,303	0.0
1,390,000 (1)(2)	Roche Holdings, Inc., 4.592%, 09/09/2034	1,360,640	0.0
6,559,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	6,871,571	0.1
1,501,000 (2)	Royalty Pharma PLC, 1.200%, 09/02/2025	1,477,881	0.0
1,897,000	Royalty Pharma PLC, 1.750%, 09/02/2027	1,771,121	0.0
3,901,000	Royalty Pharma PLC, 2.200%, 09/02/2030	3,375,306	0.1
931,000	Royalty Pharma PLC, 3.300%, 09/02/2040	687,889	0.0
2,100,000	Royalty Pharma PLC, 5.150%, 09/02/2029	2,114,555	0.0
1,614,000	S&P Global, Inc., 1.250%, 08/15/2030	1,369,233	0.0
4,660,000	S&P Global, Inc., 2.700%, 03/01/2029	4,369,706	0.1
1,735,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	1,692,386	0.0
1,785,000 (1)(2)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	1,657,064	0.0
3,198,000	Solventum Corp., 5.450%, 03/13/2031	3,259,352	0.1
1,784,000	Solventum Corp., 5.600%, 03/23/2034	1,809,140	0.0
2,047,000 (2)	Solventum Corp., 5.900%, 04/30/2054	2,026,214	0.0
2,365,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	2,407,289	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,981,000	Stryker Corp., 4.850%, 02/10/2030	$4,021,901	0.1
1,515,000	Sysco Corp., 5.400%, 03/23/2035	1,526,449	0.0
916,000 (2)	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	927,273	0.0
2,441,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	2,394,904	0.0
1,995,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,988,270	0.0
4,406,000 (2)	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	4,495,159	0.1
2,271,000 (1)(2)	Triton Container International Ltd., 2.050%, 04/15/2026	2,203,873	0.0
2,173,000	Tyson Foods, Inc., 5.400%, 03/15/2029	2,223,058	0.0
4,485,000 (2)	Unilever Capital Corp., 4.625%, 08/12/2034	4,412,597	0.1
530,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	383,163	0.0
1,281,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	1,043,112	0.0
4,985,000 (2)	UnitedHealth Group, Inc., 4.950%, 01/15/2032	5,021,772	0.1
1,680,000 (2)	UnitedHealth Group, Inc., 5.150%, 07/15/2034	1,691,976	0.0
557,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	528,062	0.0
2,695,000 (2)	UnitedHealth Group, Inc., 5.750%, 07/15/2064	2,652,699	0.0
1,800,000	Universal Health Services, Inc., 4.625%, 10/15/2029	1,753,644	0.0
2,150,000 (1)(2)	US Foods, Inc., 7.250%, 01/15/2032	2,237,603	0.0
407,000 (2)	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	325,854	0.0
3,170,000 (2)	Viatris, Inc., 2.700%, 06/22/2030	2,761,865	0.0
2,351,000	Viatris, Inc., 3.850%, 06/22/2040	1,710,258	0.0
1,732,000 (2)	Viatris, Inc., 4.000%, 06/22/2050	1,136,720	0.0
1,700,000 (1)(2)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,741,272	0.0
3,265,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	3,306,268	0.1

See Accompanying Notes to Financial Statements

76

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
2,631,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	$2,691,218	0.0
		392,740,978	4.1
	Energy: 2.5%
2,528,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	2,413,789	0.0
3,500,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	3,561,364	0.1
5,014,000 (1)	APA Corp., 6.750%, 02/15/2055	4,908,077	0.1
2,480,000 (1)(2)	Baytex Energy Corp., 8.500%, 04/30/2030	2,521,225	0.0
1,061,000 (2)	BP Capital Markets America, Inc., 4.893%, 09/11/2033	1,045,807	0.0
565,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	559,648	0.0
3,139,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	3,156,360	0.0
2,930,000 (2)(3)	BP Capital Markets PLC, 4.875%, 12/31/2199	2,811,747	0.0
2,659,000 (2)(3)	BP Capital Markets PLC, 6.125%, 12/31/2199	2,623,366	0.0
2,348,000 (1)(2)	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	2,321,019	0.0
420,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	374,363	0.0
2,421,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	2,355,744	0.0
2,518,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	2,489,165	0.0
3,990,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	4,128,901	0.1
930,000	ConocoPhillips Co., 5.700%, 09/15/2063	905,950	0.0
2,260,000 (1)(2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	2,237,416	0.0
3,669,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	3,667,462	0.1
2,900,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	3,007,207	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
3,758,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	$3,626,402	0.1
1,207,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	917,004	0.0
901,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	848,380	0.0
2,514,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	2,519,063	0.0
3,760,000 (1)(2)	DT Midstream, Inc., 4.375%, 06/15/2031	3,461,918	0.1
4,450,000	Ecopetrol SA, 6.875%, 04/29/2030	4,413,955	0.1
11,510,000	Ecopetrol SA, 8.375%, 01/19/2036	11,255,054	0.1
2,878,665	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,537,723	0.0
2,382,343 (1)(2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	2,100,184	0.0
4,959,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	4,803,238	0.1
2,455,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	2,497,428	0.0
2,548,000	Energy Transfer L.P., 3.750%, 05/15/2030	2,410,228	0.0
268,000	Energy Transfer L.P., 4.900%, 03/15/2035	254,952	0.0
2,698,000 (2)	Energy Transfer L.P., 5.200%, 04/01/2030	2,729,788	0.0
1,382,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,240,564	0.0
280,000	Energy Transfer L.P., 5.350%, 05/15/2045	251,654	0.0
1,001,000	Energy Transfer L.P., 6.050%, 09/01/2054	972,845	0.0
1,637,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	1,628,578	0.0
3,507,000 (1)	EnLink Midstream LLC, 6.500%, 09/01/2030	3,722,972	0.1
1,748,000 (2)	Enterprise Products Operating LLC, 4.950%, 02/15/2035	1,724,451	0.0
2,115,000 (3)	Enterprise Products Operating LLC D, 7.571%, (TSFR3M + 3.248%), 08/16/2077	2,108,618	0.0
2,642,000	Equinor ASA, 3.125%, 04/06/2030	2,478,161	0.0
1,225,000 (1)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	1,259,073	0.0
2,875,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	3,008,867	0.0
4,785,000	Hess Corp., 4.300%, 04/01/2027	4,761,999	0.1

See Accompanying Notes to Financial Statements

77

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,610,000 (1)(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	$2,677,338	0.0
2,875,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	2,947,736	0.0
599,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	531,263	0.0
4,476,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	4,420,387	0.1
3,553,000	Marathon Petroleum Corp., 5.125%, 12/15/2026	3,580,384	0.1
2,715,000	Marathon Petroleum Corp., 5.150%, 03/01/2030	2,732,418	0.0
3,207,000 (2)	Marathon Petroleum Corp., 5.700%, 03/01/2035	3,195,391	0.1
1,376,000	MPLX L.P., 1.750%, 03/01/2026	1,340,305	0.0
4,472,000	MPLX L.P., 2.650%, 08/15/2030	3,983,638	0.1
2,119,000	MPLX L.P., 4.000%, 03/15/2028	2,081,160	0.0
989,000	MPLX L.P., 5.500%, 06/01/2034	985,819	0.0
2,340,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	2,363,765	0.0
1,889,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	1,862,540	0.0
1,038,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	972,536	0.0
5,344,000 (2)	Occidental Petroleum Corp., 6.125%, 01/01/2031	5,497,432	0.1
2,034,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	2,013,924	0.0
520,000 (2)	Occidental Petroleum Corp., 6.600%, 03/15/2046	524,648	0.0
873,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	926,352	0.0
780,000	ONEOK Partners L.P., 6.200%, 09/15/2043	789,206	0.0
2,450,000 (1)	ORLEN SA, 6.000%, 01/30/2035	2,511,250	0.0
1,079,000	Ovintiv, Inc., 5.650%, 05/15/2028	1,106,248	0.0
5,524,000 (2)	Ovintiv, Inc., 7.100%, 07/15/2053	5,840,842	0.1
2,425,000 (1)(2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	2,417,310	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
4,000,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	$3,008,000	0.0
2,280,000	Petroleos del Peru SA, 4.750%, 06/19/2032	1,714,560	0.0
10,350,000 (2)	Petroleos Mexicanos, 5.950%, 01/28/2031	8,791,808	0.1
3,135,000	Petroleos Mexicanos, 6.500%, 03/13/2027	3,061,014	0.0
4,750,000 (1)(2)	Raizen Fuels Finance S.A., 6.450%, 03/05/2034	4,811,750	0.1
3,550,000 (1)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	3,373,032	0.1
1,047,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	1,035,521	0.0
4,017,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	4,036,759	0.1
2,187,000 (1)(2)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	1,974,576	0.0
2,960,000 (1)(2)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	3,005,976	0.0
2,195,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	2,241,868	0.0
2,910,000 (1)	Sunoco L.P., 6.250%, 07/01/2033	2,915,055	0.0
883,000	Targa Resources Corp., 5.500%, 02/15/2035	878,246	0.0
470,000	Targa Resources Corp., 6.250%, 07/01/2052	475,144	0.0
3,166,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	3,100,682	0.0
677,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	661,711	0.0
4,247,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	4,189,363	0.1
1,073,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	993,753	0.0
5,575,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	5,658,101	0.1
2,199,000 (2)	Western Midstream Operating L.P., 5.300%, 03/01/2048	1,889,425	0.0
3,890,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	3,802,607	0.1
10,037,000	Williams Cos., Inc., 4.000%, 09/15/2025	10,009,742	0.1

See Accompanying Notes to Financial Statements

78

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,169,000 (2)	Williams Cos., Inc., 4.900%, 03/15/2029	$1,176,981	0.0
		240,729,275	2.5
	Financial: 8.5%
3,337,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	2,903,121	0.0
2,490,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	2,534,957	0.0
3,207,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	3,222,763	0.0
1,338,000	Alleghany Corp., 3.250%, 08/15/2051	893,459	0.0
2,525,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	2,481,908	0.0
1,355,000 (3)	American Express Co., 4.990%, 05/01/2026	1,355,170	0.0
3,094,000 (3)	American Express Co., 5.098%, 02/16/2028	3,131,826	0.0
5,808,000 (2)(3)	American Express Co., 5.282%, 07/27/2029	5,927,382	0.1
3,613,000 (2)(3)	American Express Co., 5.532%, 04/25/2030	3,726,095	0.1
793,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	720,307	0.0
1,453,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	1,438,298	0.0
4,174,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	4,180,815	0.1
3,407,000	American International Group, Inc., 3.400%, 06/30/2030	3,189,053	0.0
4,191,000 (2)	American International Group, Inc., 4.200%, 04/01/2028	4,143,280	0.1
2,342,000	American Tower Corp., 3.650%, 03/15/2027	2,303,208	0.0
1,649,000	American Tower Corp., 5.250%, 07/15/2028	1,678,880	0.0
3,666,000	Ameriprise Financial, Inc., 5.200%, 04/15/2035	3,658,872	0.1
2,351,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	2,446,026	0.0
1,364,000	Aon North America, Inc., 5.125%, 03/01/2027	1,379,069	0.0
3,047,000 (2)	Aon North America, Inc., 5.150%, 03/01/2029	3,101,772	0.0
7,172,000 (1)(2)	Athene Global Funding, 5.322%, 11/13/2031	7,180,279	0.1
9,127,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	9,220,870	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
7,003,000 (1)(2)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	$7,067,141	0.1
2,000,000 (2)	Banco Nacional de Panama, 2.500%, 08/11/2030	1,662,000	0.0
3,750,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	3,116,250	0.0
5,800,000	Banco Santander SA, 5.439%, 07/15/2031	5,947,557	0.1
2,800,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	2,860,020	0.0
6,829,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	6,583,793	0.1
949,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	810,874	0.0
3,524,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	3,041,565	0.0
4,890,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	4,393,670	0.1
2,505,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	2,205,503	0.0
8,584,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	8,320,854	0.1
1,938,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	1,969,357	0.0
5,459,000 (2)(3)	Bank of America Corp., 5.511%, 01/24/2036	5,557,850	0.1
7,118,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	6,986,887	0.1
4,977,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	4,969,342	0.1
4,192,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	4,376,021	0.1
3,817,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	3,735,976	0.1
4,519,000 (2)(3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	4,179,548	0.1
5,945,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	5,338,712	0.1
2,122,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	2,047,719	0.0
8,223,000 (2)(3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	7,583,324	0.1
2,409,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	2,112,864	0.0
6,040,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	5,666,875	0.1
7,475,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	7,436,664	0.1
4,569,000	Bank of Montreal, 5.511%, 06/04/2031	4,710,329	0.1

See Accompanying Notes to Financial Statements

79

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
6,877,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	$6,778,316	0.1
3,391,000 (3)	Bank of Nova Scotia, 5.130%, 02/14/2031	3,423,016	0.0
6,096,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	6,118,760	0.1
5,517,000 (2)(3)	Barclays PLC, 5.367%, 02/25/2031	5,579,275	0.1
1,539,000 (1)(2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	1,402,558	0.0
6,481,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	5,354,410	0.1
641,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	583,259	0.0
3,286,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	3,323,125	0.0
8,469,000 (1)(2)	Blackstone Private Credit Fund, 6.000%, 11/22/2034	8,152,855	0.1
994,000	Blackstone Reg Finance Co. LLC, 5.000%, 12/06/2034	980,362	0.0
4,824,000	Blackstone Secured Lending Fund, 2.125%, 02/15/2027	4,567,489	0.1
3,202,000 (1)(2)	BPCE SA, 5.203%, 01/18/2027	3,240,670	0.0
3,212,000 (1)	BPCE SA, 5.281%, 05/30/2029	3,270,229	0.0
3,202,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	3,265,912	0.0
1,910,000 (1)(2)(3)	CaixaBank SA, 5.673%, 03/15/2030	1,959,717	0.0
3,316,000	Camden Property Trust, 5.850%, 11/03/2026	3,386,012	0.0
3,027,000 (2)(3)	Capital One Financial Corp., 1.878%, 11/02/2027	2,896,453	0.0
1,628,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	1,717,850	0.0
6,408,000 (2)	CME Group, Inc., 4.400%, 03/15/2030	6,399,541	0.1
4,569,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	4,687,745	0.1
1,128,000 (3)	CoBank ACB M, 7.125%, 12/31/2199	1,148,449	0.0
8,835,000 (1)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	9,089,018	0.1
4,493,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	4,415,379	0.1
1,130,000 (2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	1,045,270	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,106,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	$1,135,801	0.0
3,544,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	3,700,614	0.1
2,700,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	2,528,415	0.0
1,712,000	Credit Suisse AG/ New York NY, 1.250%, 08/07/2026	1,642,156	0.0
3,515,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	3,555,972	0.0
1,830,000	Crown Castle, Inc., 2.100%, 04/01/2031	1,539,634	0.0
310,000	Crown Castle, Inc., 2.500%, 07/15/2031	264,883	0.0
2,368,000	Crown Castle, Inc., 2.900%, 03/15/2027	2,287,942	0.0
2,548,000	Crown Castle, Inc., 3.300%, 07/01/2030	2,337,983	0.0
4,108,000	Crown Castle, Inc., 4.800%, 09/01/2028	4,101,506	0.1
4,985,000	Crown Castle, Inc., 4.900%, 09/01/2029	4,964,360	0.1
705,000 (2)	Crown Castle, Inc., 5.100%, 05/01/2033	689,398	0.0
2,142,000	Crown Castle, Inc., 5.600%, 06/01/2029	2,189,742	0.0
1,212,000 (2)	Crown Castle, Inc., 5.800%, 03/01/2034	1,235,999	0.0
3,304,000	CubeSmart L.P., 2.250%, 12/15/2028	3,029,054	0.0
2,604,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	2,569,278	0.0
3,006,000 (1)(2)(3)	Danske Bank A/S, 5.705%, 03/01/2030	3,093,999	0.0
2,157,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	2,094,857	0.0
6,876,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	7,060,530	0.1
2,647,000	Discover Bank, 4.250%, 03/13/2026	2,635,128	0.0
2,154,000 (3)	Discover Bank, 5.974%, 08/09/2028	2,202,291	0.0
2,602,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	2,621,794	0.0
2,660,000	Enact Holdings, Inc., 6.250%, 05/28/2029	2,730,667	0.0
6,567,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	6,597,612	0.1
4,827,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	4,758,580	0.1
2,869,000 (2)	Essex Portfolio L.P., 5.375%, 04/01/2035	2,876,667	0.0

See Accompanying Notes to Financial Statements

80

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,123,000	Extra Space Storage L.P., 3.900%, 04/01/2029	$2,050,236	0.0
1,534,000	Extra Space Storage L.P., 4.000%, 06/15/2029	1,483,971	0.0
1,831,000	Extra Space Storage L.P., 5.350%, 01/15/2035	1,817,154	0.0
6,190,000 (1)(2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	6,313,984	0.1
2,510,000 (1)(2)	Focus Financial Partners LLC, 6.750%, 09/15/2031	2,477,699	0.0
2,285,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	2,302,281	0.0
2,954,000 (2)(3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	2,973,264	0.0
1,500,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	1,514,406	0.0
3,553,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	3,456,063	0.0
1,958,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	1,949,178	0.0
6,529,000 (2)(3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	6,622,644	0.1
3,000,000 (3)	Goldman Sachs Group, Inc., 5.561%, 11/19/2045	2,924,937	0.0
1,800,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	1,857,348	0.0
10,011,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	9,978,711	0.1
1,800,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	1,901,778	0.0
5,371,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.710%, (TSFR3M + 2.387%), 02/12/2067	4,957,672	0.1
2,408,000	Healthpeak OP LLC, 5.250%, 12/15/2032	2,418,942	0.0
2,554,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	2,504,250	0.0
8,371,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	8,331,376	0.1
6,173,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	5,657,866	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,826,000 (2)(3)	HSBC Holdings PLC, 2.804%, 05/24/2032	$2,472,763	0.0
2,300,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	2,338,389	0.0
5,231,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	5,270,884	0.1
3,922,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	3,938,326	0.1
1,000,000 (1)(2)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	994,247	0.0
5,003,000 (2)(3)	ING Groep NV, 5.525%, 03/25/2036	5,012,929	0.1
4,715,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	4,160,733	0.1
3,874,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	3,778,496	0.1
1,749,000 (2)	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	1,761,021	0.0
2,548,000 (2)	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	2,133,757	0.0
5,183,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	4,752,904	0.1
1,870,000 (1)(2)	Iron Mountain, Inc., 6.250%, 01/15/2033	1,853,314	0.0
2,585,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	2,545,404	0.0
3,211,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	3,117,866	0.0
3,179,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	3,041,440	0.0
6,974,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	6,763,901	0.1
7,717,000 (2)(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	7,146,376	0.1
2,799,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	2,794,465	0.0
1,949,000 (2)(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,855,213	0.0
2,208,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	2,026,790	0.0
5,976,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	5,806,864	0.1
1,171,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,138,398	0.0
2,548,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	2,452,544	0.0

See Accompanying Notes to Financial Statements

81

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,307,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	$4,278,171	0.1
4,024,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	3,998,412	0.1
2,885,000 (2)(3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	2,911,672	0.0
1,139,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	1,151,900	0.0
3,708,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	3,766,625	0.1
3,741,000 (3)	JPMorgan Chase & Co., 5.534%, 11/29/2045	3,706,057	0.1
2,548,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	2,599,205	0.0
2,548,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	2,628,631	0.0
1,759,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	1,828,964	0.0
2,077,000 (2)(3)	KeyCorp, 6.401%, 03/06/2035	2,195,217	0.0
2,240,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	2,148,929	0.0
1,188,000	Kite Realty Group L.P., 4.000%, 10/01/2026	1,175,673	0.0
3,100,000 (1)(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	2,954,537	0.0
4,294,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	4,466,937	0.1
4,016,000 (2)	LPL Holdings, Inc., 5.200%, 03/15/2030	4,033,517	0.1
2,427,000	LPL Holdings, Inc., 5.700%, 05/20/2027	2,467,427	0.0
3,429,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	3,457,112	0.0
2,939,000 (1)(2)	Lseg US Fin Corp., 5.297%, 03/28/2034	2,968,601	0.0
14,396,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	14,251,790	0.2
2,285,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	2,323,928	0.0
1,950,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,881,580	0.0
1,426,000 (2)(3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	1,448,472	0.0
6,922,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.574%, 01/16/2036	7,079,365	0.1
3,662,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	3,546,973	0.0
943,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	941,147	0.0
2,238,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	2,158,955	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,124,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	$1,761,516	0.0
1,589,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,549,726	0.0
1,477,000 (3)	Morgan Stanley, 4.457%, 04/22/2039	1,356,701	0.0
2,815,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	2,839,076	0.0
1,668,000 (2)(3)	Morgan Stanley, 5.516%, 11/19/2055	1,630,636	0.0
11,723,000 (3)	Morgan Stanley, 5.587%, 01/18/2036	11,976,809	0.1
1,368,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	1,418,298	0.0
7,434,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	7,732,310	0.1
10,277,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	9,881,100	0.1
2,538,000	Morgan Stanley, GMTN, 3.875%, 01/27/2026	2,525,502	0.0
1,595,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	1,567,804	0.0
3,973,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	4,027,589	0.1
2,500,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	1,669,944	0.0
4,401,000	National Bank of Canada, 5.600%, 12/18/2028	4,537,857	0.1
3,900,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	3,956,932	0.1
3,083,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	3,103,525	0.0
3,277,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	3,344,970	0.0
5,686,000 (1)(2)	NatWest Markets PLC, 5.410%, 05/17/2029	5,823,158	0.1
3,072,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	3,168,659	0.0
2,285,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	2,329,743	0.0
2,660,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	2,681,929	0.0
1,282,000 (2)	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	1,036,071	0.0
3,549,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	3,727,401	0.1
4,614,000 (1)(2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	4,709,846	0.1

See Accompanying Notes to Financial Statements

82

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,012,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	$1,025,585	0.0
670,000	Realty Income Corp., 3.950%, 08/15/2027	662,630	0.0
2,632,000	Regions Bank/ Birmingham AL, 6.450%, 06/26/2037	2,719,880	0.0
12,391,000 (2)(3)	Regions Financial Corp., 5.502%, 09/06/2035	12,237,134	0.1
8,558,000 (2)	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	7,159,326	0.1
950,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	974,884	0.0
4,750,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	4,714,567	0.1
2,455,000 (2)(3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	2,473,299	0.0
4,323,000 (2)(3)	Royal Bank of Canada, GMTN, 4.970%, 05/02/2031	4,345,505	0.1
2,932,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	2,968,137	0.0
1,440,000	Sabra Health Care L.P., 3.200%, 12/01/2031	1,251,521	0.0
2,845,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	2,735,017	0.0
2,160,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	2,163,464	0.0
10,390,000 (3)	State Street Corp., 3.031%, 11/01/2034	9,461,899	0.1
6,680,000 (2)(3)	State Street Corp., 4.675%, 10/22/2032	6,608,332	0.1
2,942,000 (2)	State Street Corp., 4.729%, 02/28/2030	2,958,507	0.0
773,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	723,152	0.0
3,914,000 (2)	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	3,991,942	0.1
750,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	767,159	0.0
4,639,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	4,770,711	0.1
2,811,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	2,876,501	0.0
5,262,000 (3)	Sumitomo Mitsui Financial Group, Inc., 6.450%, 12/31/2199	5,168,994	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
2,347,000	Sun Communities Operating L.P., 5.500%, 01/15/2029	$2,402,582	0.0
3,796,000 (2)	Toronto-Dominion Bank, 5.298%, 01/30/2032	3,861,970	0.1
2,046,000	TPG Operating Group II L.P., 5.875%, 03/05/2034	2,095,715	0.0
1,277,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	1,238,317	0.0
4,848,000 (2)(3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	4,949,363	0.1
3,465,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	3,565,933	0.1
1,472,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	1,548,799	0.0
2,380,000 (1)	Trust Fibra Uno, 7.700%, 01/23/2032	2,463,240	0.0
3,556,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	3,461,363	0.0
1,175,000 (1)(3)	UBS Group AG, 1.494%, 08/10/2027	1,125,937	0.0
2,972,000 (1)(3)	UBS Group AG, 2.193%, 06/05/2026	2,958,154	0.0
2,510,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	2,732,235	0.0
477,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	545,546	0.0
2,582,000 (3)	US Bancorp, 5.384%, 01/23/2030	2,634,808	0.0
1,800,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,850,872	0.0
1,234,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	1,251,218	0.0
727,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	784,537	0.0
2,126,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	2,081,900	0.0
2,724,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	2,722,943	0.0
3,714,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	3,763,928	0.1
1,289,000	Weyerhaeuser Co., 4.750%, 05/15/2026	1,291,240	0.0
		808,195,066	8.5
	Industrial: 2.1%
2,378,000 (2)	3M Co., 5.150%, 03/15/2035	2,378,184	0.0
2,598,000	AGCO Corp., 5.450%, 03/21/2027	2,631,495	0.0

See Accompanying Notes to Financial Statements

83

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,602,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	$1,638,949	0.0
2,360,000 (1)(2)	Arcosa, Inc., 6.875%, 08/15/2032	2,394,572	0.0
4,985,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	5,011,783	0.1
2,410,000	Avnet, Inc., 6.250%, 03/15/2028	2,494,043	0.0
4,458,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	4,528,263	0.1
4,153,000	Berry Global, Inc., 1.650%, 01/15/2027	3,941,099	0.1
980,000	Boeing Co., 5.705%, 05/01/2040	953,237	0.0
1,210,000	Boeing Co., 5.930%, 05/01/2060	1,139,445	0.0
426,000 (2)	Boeing Co., 6.858%, 05/01/2054	463,106	0.0
2,692,000	Boeing Co., 7.008%, 05/01/2064	2,919,652	0.0
3,080,000 (1)(2)	Bombardier, Inc., 7.250%, 07/01/2031	3,094,327	0.0
1,637,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	1,518,187	0.0
726,000	Carrier Global Corp., 2.722%, 02/15/2030	664,257	0.0
632,000	Carrier Global Corp., 5.900%, 03/15/2034	665,127	0.0
3,020,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	2,929,590	0.0
2,490,000 (2)	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	2,486,093	0.0
4,407,000 (2)	CNH Industrial Capital LLC, 5.100%, 04/20/2029	4,464,417	0.1
4,269,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	4,390,126	0.1
3,300,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	3,358,681	0.1
474,000	CSX Corp., 4.650%, 03/01/2068	394,526	0.0
3,910,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	3,916,620	0.1
2,800,000 (1)(2)	Energizer Holdings, Inc., 4.375%, 03/31/2029	2,610,229	0.0
441,000 (1)	FedEx Corp., 4.550%, 04/01/2046	358,343	0.0
50,000 (1)	FedEx Corp., 4.750%, 11/15/2045	41,801	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
2,107,261	FedEx Corp. Class AA Pass Through Trust 20-1, AA, 1.875%, 08/20/2035	$1,787,447	0.0
4,985,000	Flex Ltd., 5.250%, 01/15/2032	4,953,445	0.1
2,548,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	2,385,859	0.0
1,269,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	1,319,066	0.0
1,420,000 (2)	GATX Corp., 4.000%, 06/30/2030	1,365,342	0.0
948,000	GATX Corp., 6.050%, 06/05/2054	955,072	0.0
1,670,000 (1)	Goat Holdco LLC, 6.750%, 02/01/2032	1,636,007	0.0
4,453,000	HEICO Corp., 5.250%, 08/01/2028	4,532,857	0.1
5,096,000	Honeywell International, Inc., 4.750%, 02/01/2032	5,091,074	0.1
1,444,000	Honeywell International, Inc., 5.000%, 03/01/2035	1,439,137	0.0
2,548,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	2,448,264	0.0
2,830,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	2,689,893	0.0
1,264,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	1,285,952	0.0
1,492,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	1,528,546	0.0
818,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	830,534	0.0
3,845,000	John Deere Capital Corp., 4.400%, 09/08/2031	3,808,318	0.1
6,989,000	John Deere Capital Corp., MTN, 4.700%, 06/10/2030	7,060,865	0.1
2,972,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	3,021,107	0.0
5,507,000 (2)	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	5,600,606	0.1
2,283,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	2,313,388	0.0
757,000 (2)	Mohawk Industries, Inc., 5.850%, 09/18/2028	784,639	0.0
358,000 (2)	Norfolk Southern Corp., 5.050%, 08/01/2030	365,641	0.0
1,007,000 (2)	Norfolk Southern Corp., 5.550%, 03/15/2034	1,046,341	0.0
399,000 (2)	Norfolk Southern Corp., 5.950%, 03/15/2064	411,619	0.0

See Accompanying Notes to Financial Statements

84

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
2,950,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	$2,883,625	0.0
3,339,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	3,264,113	0.1
4,543,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	4,387,961	0.1
5,559,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	5,628,850	0.1
4,405,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	4,459,846	0.1
8,023,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	8,182,022	0.1
1,945,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	1,958,936	0.0
2,191,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	2,000,393	0.0
3,856,000	Ryder System, Inc., 5.000%, 03/15/2030	3,880,457	0.1
1,870,000 (2)	Ryder System, Inc., 6.600%, 12/01/2033	2,037,391	0.0
2,315,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	2,330,573	0.0
2,279,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	2,319,634	0.0
436,000 (2)	Ryder System, Inc., MTN, 5.375%, 03/15/2029	446,184	0.0
3,121,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	3,206,464	0.0
2,986,000 (1)(2)	Sealed Air Corp., 1.573%, 10/15/2026	2,841,794	0.0
2,825,000 (1)(2)	Sealed Air Corp/Sealed Air Corp. US, 7.250%, 02/15/2031	2,927,833	0.0
1,200,000 (1)(2)	Sensata Technologies, Inc., 6.625%, 07/15/2032	1,189,522	0.0
5,944,000 (1)(2)	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	6,042,323	0.1
1,983,000 (1)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	1,996,250	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
847,000 (1)	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	$835,864	0.0
1,940,000 (1)(2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	2,011,927	0.0
2,530,000 (2)	Sonoco Products Co., 4.600%, 09/01/2029	2,494,624	0.0
720,000 (1)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	720,618	0.0
3,925,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	3,624,812	0.1
2,500,000 (1)(2)	Terex Corp., 6.250%, 10/15/2032	2,427,854	0.0
485,000	Union Pacific Corp., 3.750%, 02/05/2070	331,783	0.0
131,000	Union Pacific Corp., 3.799%, 04/06/2071	90,596	0.0
131,000	Union Pacific Corp., 4.100%, 09/15/2067	97,651	0.0
2,683,000 (2)	Union Pacific Corp., 5.100%, 02/20/2035	2,707,182	0.0
2,500,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	2,514,685	0.0
2,548,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	2,552,652	0.0
		202,441,590	2.1
	Technology: 2.2%
8,155,000	Accenture Capital, Inc., 4.250%, 10/04/2031	8,009,214	0.1
5,427,000 (2)	Adobe, Inc., 4.950%, 01/17/2030	5,557,961	0.1
2,400,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	2,363,431	0.0
5,860,000	AppLovin Corp., 5.125%, 12/01/2029	5,884,643	0.1
4,835,000 (2)	AppLovin Corp., 5.375%, 12/01/2031	4,861,482	0.1
4,431,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	4,210,320	0.1
4,630,000 (1)(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	4,358,288	0.1
5,806,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	5,109,804	0.1
5,531,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	4,542,235	0.1
3,076,000	Broadcom, Inc., 4.800%, 10/15/2034	3,003,864	0.0
7,900,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	7,599,120	0.1
2,788,000	Broadcom, Inc., 5.050%, 04/15/2030	2,825,953	0.0
2,574,000	Broadcom, Inc., 5.150%, 11/15/2031	2,611,455	0.0

See Accompanying Notes to Financial Statements

85

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
1,338,000	Broadcom, Inc., 5.200%, 04/15/2032	$1,358,060	0.0
3,865,000 (2)	Cadence Design Systems, Inc., 4.300%, 09/10/2029	3,827,553	0.0
2,490,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	2,487,831	0.0
3,620,000 (1)	Cloud Software Group, Inc., 8.250%, 06/30/2032	3,684,635	0.0
976,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	1,018,986	0.0
3,196,000 (1)(2)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	3,243,768	0.0
736,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	745,609	0.0
3,310,000	Fiserv, Inc., 5.150%, 03/15/2027	3,343,510	0.0
1,402,000	Fiserv, Inc., 5.150%, 08/12/2034	1,391,391	0.0
1,770,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,786,542	0.0
1,013,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	1,016,423	0.0
1,750,000 (1)(2)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	1,813,733	0.0
1,600,000 (1)	Foundry JV Holdco LLC, 6.100%, 01/25/2036	1,639,975	0.0
2,599,000 (1)(2)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	2,681,947	0.0
5,432,000 (2)	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	5,378,182	0.1
4,082,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	3,978,359	0.1
8,498,000 (2)	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	8,090,869	0.1
2,585,000 (2)	HP, Inc., 2.650%, 06/17/2031	2,251,022	0.0
4,513,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	4,519,474	0.1
247,000 (2)	Intel Corp., 5.600%, 02/21/2054	224,773	0.0
904,000	Intel Corp., 5.700%, 02/10/2053	831,568	0.0
1,400,000	International Business Machines Corp., 3.500%, 05/15/2029	1,345,117	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
5,430,000 (2)	International Business Machines Corp., 4.800%, 02/10/2030	$5,470,767	0.1
3,915,000 (2)	International Business Machines Corp., 5.000%, 02/10/2032	3,946,375	0.1
2,946,000 (2)	International Business Machines Corp., 5.200%, 02/10/2035	2,953,367	0.0
5,158,000	International Business Machines Corp., 5.700%, 02/10/2055	5,119,831	0.1
1,871,000 (2)	Intuit, Inc., 5.125%, 09/15/2028	1,920,689	0.0
4,969,000 (2)	Intuit, Inc., 5.500%, 09/15/2053	4,945,410	0.1
2,548,000 (2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	2,367,493	0.0
2,079,000	Marvell Technology, Inc., 5.750%, 02/15/2029	2,143,239	0.0
3,238,000	Micron Technology, Inc., 5.800%, 01/15/2035	3,317,193	0.0
5,464,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	5,059,165	0.1
2,737,000	NetApp, Inc., 5.500%, 03/17/2032	2,759,243	0.0
2,737,000 (2)	NetApp, Inc., 5.700%, 03/17/2035	2,733,983	0.0
4,184,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	4,202,535	0.1
1,754,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	1,636,587	0.0
4,220,000 (1)(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	3,732,545	0.0
6,018,000	Oracle Corp., 2.300%, 03/25/2028	5,653,783	0.1
2,978,000	Oracle Corp., 3.800%, 11/15/2037	2,510,591	0.0
179,000	Oracle Corp., 3.850%, 07/15/2036	155,225	0.0
502,000	Oracle Corp., 3.850%, 04/01/2060	345,307	0.0
5,319,000	Oracle Corp., 5.375%, 09/27/2054	4,854,017	0.1
2,178,000	Oracle Corp., 5.500%, 09/27/2064	1,976,101	0.0
2,062,000	Oracle Corp., 6.000%, 08/03/2055	2,060,806	0.0
1,752,000	Oracle Corp., 6.125%, 08/03/2065	1,750,891	0.0
2,750,000	Oracle Corp., 6.150%, 11/09/2029	2,912,071	0.0
2,095,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	1,847,110	0.0
4,205,000 (2)	QUALCOMM, Inc., 6.000%, 05/20/2053	4,430,395	0.1

See Accompanying Notes to Financial Statements

86

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
2,697,000	Synopsys, Inc., 5.000%, 04/01/2032	$2,704,841	0.0
2,284,000 (2)	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	2,341,779	0.0
2,548,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	2,274,571	0.0
		205,723,007	2.2
	Utilities: 3.2%
3,388,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	3,367,056	0.1
4,569,000	AEP Texas, Inc., 5.450%, 05/15/2029	4,678,118	0.1
1,601,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	1,601,218	0.0
2,649,000	AES Corp., 1.375%, 01/15/2026	2,576,692	0.0
3,817,000 (2)	AES Corp., 2.450%, 01/15/2031	3,264,463	0.1
2,505,000 (1)(2)	AES Corp., 3.950%, 07/15/2030	2,350,249	0.0
2,816,000	AES Corp., 5.450%, 06/01/2028	2,865,723	0.0
4,539,000	AES Corp., 5.800%, 03/15/2032	4,588,568	0.1
2,465,234	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	2,208,850	0.0
1,133,000	Alabama Power Co., 5.850%, 11/15/2033	1,196,285	0.0
2,280,000 (3)	Algonquin Power & Utilities Corp., 5.365%, 06/15/2026	2,293,860	0.0
1,860,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	1,862,640	0.0
3,554,000	Ameren Corp., 5.000%, 01/15/2029	3,588,474	0.1
2,236,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	1,921,327	0.0
9,023,000	Avangrid, Inc., 3.200%, 04/15/2025	9,015,788	0.1
2,348,000	Avangrid, Inc., 3.800%, 06/01/2029	2,261,539	0.0
2,065,000	Black Hills Corp., 3.050%, 10/15/2029	1,917,970	0.0
1,138,000	Black Hills Corp., 6.000%, 01/15/2035	1,178,663	0.0
2,102,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	2,156,674	0.0
1,883,000 (2)	CenterPoint Energy, Inc., 5.400%, 06/01/2029	1,924,872	0.0
2,925,000 (1)(2)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	2,925,585	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,999,000 (1)	Cleveland Electric Illuminating Co., 3.500%, 04/01/2028	$1,925,178	0.0
1,470,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	1,293,168	0.0
5,370,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	5,058,089	0.1
3,750,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	3,684,675	0.1
5,075,000 (1)(2)	Comision Federal de Electricidad, 6.450%, 01/24/2035	4,897,375	0.1
442,000 (2)	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	448,631	0.0
1,390,000	DTE Energy Co., 4.950%, 07/01/2027	1,400,813	0.0
7,381,000	DTE Energy Co., 5.100%, 03/01/2029	7,481,038	0.1
3,903,000 (2)	DTE Energy Co., 5.200%, 04/01/2030	3,954,473	0.1
1,195,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	1,060,103	0.0
1,516,000 (2)(3)	Duke Energy Corp., 6.450%, 09/01/2054	1,517,231	0.0
3,231,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	2,800,971	0.0
908,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	958,965	0.0
1,534,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	1,358,621	0.0
1,518,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	1,340,191	0.0
2,187,000	Entergy Corp., 2.400%, 06/15/2031	1,886,307	0.0
1,187,000	Entergy Corp., 2.800%, 06/15/2030	1,074,956	0.0
1,824,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	1,807,847	0.0
2,005,000	Entergy Texas, Inc., 4.000%, 03/30/2029	1,967,778	0.0
4,538,000	Essential Utilities, Inc., 2.704%, 04/15/2030	4,110,092	0.1
1,160,000	Essential Utilities, Inc., 5.375%, 01/15/2034	1,166,525	0.0
1,842,000 (2)	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	1,850,189	0.0
812,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	851,127	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,045,000 (2)	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	$1,820,214	0.0
2,548,000 (2)	Eversource Energy, 2.550%, 03/15/2031	2,241,220	0.0
4,607,000 (2)	Eversource Energy, 2.900%, 03/01/2027	4,463,769	0.1
1,235,000	Eversource Energy, 5.125%, 05/15/2033	1,221,712	0.0
2,793,000	Eversource Energy, 5.450%, 03/01/2028	2,854,673	0.0
1,441,000	Eversource Energy, 5.500%, 01/01/2034	1,448,461	0.0
2,824,000	Eversource Energy, 5.950%, 02/01/2029	2,934,163	0.0
2,716,000	Eversource Energy Q, 0.800%, 08/15/2025	2,675,597	0.0
2,538,000	Eversource Energy U, 1.400%, 08/15/2026	2,428,304	0.0
4,496,000	Exelon Corp., 5.150%, 03/15/2028	4,569,687	0.1
3,703,000	Exelon Corp., 5.150%, 03/15/2029	3,766,899	0.1
3,470,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	3,412,951	0.1
1,810,000	Florida Power & Light Co., 4.625%, 05/15/2030	1,822,067	0.0
2,032,000	Florida Power & Light Co., 5.300%, 06/15/2034	2,080,471	0.0
1,485,000	Georgia Power Co., 4.650%, 05/16/2028	1,494,909	0.0
2,199,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	2,094,418	0.0
658,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	568,937	0.0
2,953,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,940,524	0.0
884,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	905,989	0.0
2,548,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	2,609,030	0.0
3,714,000 (1)(2)	Liberty Utilities Co., 5.869%, 01/31/2034	3,786,521	0.1
2,480,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	2,555,417	0.0
884,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	904,227	0.0
76,000	Mississippi Power Co., 4.750%, 10/15/2041	66,906	0.0
2,271,000 (1)(2)	Monongahela Power Co., 3.550%, 05/15/2027	2,220,370	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,984,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	$2,048,716	0.0
2,753,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	2,590,809	0.0
2,915,000	National Grid PLC, 5.418%, 01/11/2034	2,944,053	0.0
4,396,000 (2)	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	3,972,139	0.1
2,298,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	2,000,826	0.0
615,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	581,674	0.0
3,150,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	3,129,605	0.0
361,000 (2)	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	378,222	0.0
1,994,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.459%, (TSFR3M + 3.172%), 04/30/2043	1,995,997	0.0
2,123,000 (2)	National Rural Utilities Cooperative Finance Corp., GMTN, 5.000%, 02/07/2031	2,163,690	0.0
3,944,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	3,769,413	0.1
5,040,000 (2)(3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	4,754,443	0.1
3,168,000 (2)	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	3,220,438	0.1
3,100,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	3,111,089	0.0
3,100,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	3,168,008	0.0
4,300,000 (1)(2)	Niagara Energy SAC, 5.746%, 10/03/2034	4,266,138	0.1
3,437,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	2,972,874	0.0
892,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	866,716	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
8,208,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	$8,270,758	0.1
2,125,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	2,069,498	0.0
1,353,000 (2)	NSTAR Electric Co., 1.950%, 08/15/2031	1,147,603	0.0
925,000	NSTAR Electric Co., 5.400%, 06/01/2034	941,233	0.0
1,145,000 (2)	OGE Energy Corp., 5.450%, 05/15/2029	1,172,072	0.0
1,520,000	ONE Gas, Inc., 5.100%, 04/01/2029	1,552,426	0.0
1,171,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	917,263	0.0
696,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	569,906	0.0
2,283,000 (1)	Pennsylvania Electric Co., 5.150%, 03/30/2026	2,295,757	0.0
1,459,000 (2)	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	1,485,026	0.0
2,667,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	2,628,176	0.0
1,614,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	1,370,189	0.0
3,453,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	2,973,274	0.0
2,814,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	2,828,445	0.0
4,029,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	4,106,925	0.1
1,202,000 (2)	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	1,209,484	0.0
3,057,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	3,158,567	0.0
4,080,000 (3)	Sempra, 6.400%, 10/01/2054	3,880,045	0.1
4,593,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	3,901,416	0.1
3,166,000 (2)	Southern Co., 5.113%, 08/01/2027	3,201,215	0.1
4,114,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	4,005,180	0.1
1,185,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	1,188,499	0.0
4,102,000	Southwestern Electric Power Co. N, 1.650%, 03/15/2026	3,987,278	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
501,000 (2)	Southwestern Public Service Co., 6.000%, 06/01/2054	$507,465	0.0
3,144,000 (2)	Tennessee Valley Authority, 5.250%, 02/01/2055	3,126,637	0.0
3,191,000	Tucson Electric Power Co., 5.200%, 09/15/2034	3,172,280	0.1
2,795,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	2,656,497	0.0
4,313,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	3,989,919	0.1
2,536,000 (2)	WEC Energy Group, Inc., 2.200%, 12/15/2028	2,328,759	0.0
856,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	856,990	0.0
1,197,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	1,214,495	0.0
1,384,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	1,275,178	0.0
1,499,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	1,518,856	0.0
3,159,000 (2)	Xcel Energy, Inc., 5.600%, 04/15/2035	3,173,828	0.1
		302,142,382	3.2
	Total Corporate Bonds/ Notes
	(Cost $2,661,622,003)	2,644,307,382	27.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 21.0%
	Federal Home Loan Mortgage Corporation: 1.1%(4)
96,375	2.500%, 05/01/2030	92,886	0.0
203,782	2.500%, 05/01/2030	196,113	0.0
312,098	2.500%, 06/01/2030	300,467	0.0
642,944	3.000%, 11/01/2042	579,308	0.0
616,507	3.000%, 02/01/2043	555,488	0.0
647,215	3.000%, 03/01/2045	577,564	0.0
741,847	3.000%, 03/01/2045	665,319	0.0
1,980,153	3.000%, 04/01/2045	1,772,189	0.0
2,041,969	3.000%, 04/01/2045	1,824,341	0.0
907,746	3.000%, 10/01/2046	808,319	0.0
7,627,972	3.000%, 10/01/2046	6,772,399	0.1
2,929,858	3.000%, 03/01/2048	2,602,794	0.0
3,655,324	3.000%, 03/01/2048	3,244,729	0.1
9,574,421	3.000%, 08/01/2048	8,458,021	0.1
3,007,598	3.500%, 01/01/2045	2,803,309	0.0
1,055,248	3.500%, 03/01/2045	975,652	0.0
4,723,824	3.500%, 12/01/2046	4,354,071	0.1
8,331,379	3.500%, 12/01/2046	7,648,928	0.1
3,661,134	3.500%, 04/01/2047	3,392,761	0.1
2,471,017	3.500%, 07/01/2047	2,263,812	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
2,297,453	3.500%, 10/01/2047	$2,104,492	0.0
8,973,084	3.500%, 01/01/2048	8,209,975	0.1
1,214,656	3.500%, 03/01/2048	1,113,920	0.0
21,706,895	3.500%, 03/01/2048	20,007,108	0.2
238,823	4.000%, 10/01/2041	229,012	0.0
347,166	4.000%, 12/01/2041	332,937	0.0
1,048,036	4.000%, 08/01/2044	994,132	0.0
341,504	4.000%, 07/01/2045	323,939	0.0
512,354	4.000%, 09/01/2045	485,236	0.0
934,642	4.000%, 09/01/2045	886,568	0.0
991,653	4.000%, 09/01/2045	940,645	0.0
8,166,094	4.000%, 11/01/2045	7,746,037	0.1
846,535	4.000%, 05/01/2046	802,988	0.0
508,513	4.000%, 05/01/2047	483,348	0.0
2,961,689	4.000%, 11/01/2047	2,790,588	0.0
171,973	4.000%, 03/01/2048	162,848	0.0
3,326,440	4.000%, 06/01/2048	3,172,069	0.0
3,500,000	4.350%, 01/01/2030	3,473,631	0.1
136,596	4.500%, 08/01/2041	134,320	0.0
347,993	4.500%, 09/01/2041	343,448	0.0
346,166	4.500%, 10/01/2041	342,073	0.0
974,231	4.500%, 03/01/2044	955,477	0.0
1,560,860	4.500%, 02/01/2048	1,521,763	0.0
194,156	4.500%, 06/01/2048	189,253	0.0
36,325	5.000%, 01/01/2041	36,704	0.0
186,768	5.000%, 04/01/2041	186,211	0.0
10,398	5.500%, 07/01/2037	10,609	0.0
609,384	5.500%, 11/01/2038	620,744	0.0
6,964	6.000%, 01/01/2029	7,083	0.0
1,574	6.500%, 12/01/2031	1,626	0.0
159,521	6.500%, 09/01/2034	165,413	0.0
2,031 (3)	7.501%, (RFUCCT1Y + 1.755%), 05/01/2037	2,084	0.0
		108,664,751	1.1

	Federal National Mortgage Association: 0.3%(4)
14,703,593	3.000%, 12/01/2054	12,874,419	0.2
1,987,094	3.500%, 01/01/2044	1,849,750	0.0
2,450,389	4.000%, 12/01/2046	2,343,340	0.0
952,742	4.500%, 09/01/2047	931,244	0.0
7,068,141	5.000%, 08/01/2056	7,008,001	0.1
49,834	6.000%, 05/01/2038	50,678	0.0
		25,057,432	0.3

	Government National Mortgage Association: 5.7%
7,944,355	2.500%, 03/20/2051	6,783,095	0.1
4,582,522	2.500%, 04/20/2051	3,887,754	0.0
18,728,726	2.500%, 04/20/2051	15,997,796	0.2
6,450,217	2.500%, 05/20/2051	5,507,414	0.1
16,783,023	2.500%, 08/20/2051	14,329,777	0.2
7,264,662	2.500%, 09/20/2051	6,202,756	0.1
28,639,652	2.500%, 10/20/2051	24,453,272	0.3
12,652,264	2.500%, 11/20/2051	10,802,829	0.1
16,769,149	2.500%, 12/20/2051	14,317,932	0.2
21,991,824	2.500%, 04/20/2052	18,777,186	0.2
4,837,613	3.000%, 10/20/2049	4,360,915	0.0
2,538,711	3.000%, 11/20/2049	2,288,551	0.0
2,308,153	3.000%, 10/20/2051	2,046,579	0.0
4,141,269	3.000%, 10/20/2051	3,588,980	0.0
2,467,721	3.000%, 11/20/2051	2,138,620	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
589,526	3.500%, 07/20/2046	$539,848	0.0
2,627,328	3.500%, 07/20/2046	2,386,477	0.0
943,623	3.500%, 10/20/2046	869,933	0.0
431,467	3.500%, 02/20/2047	399,375	0.0
220,684	3.500%, 03/20/2047	203,722	0.0
249,677	3.500%, 07/20/2047	231,026	0.0
538,260	3.500%, 08/20/2047	496,894	0.0
581,081	3.500%, 09/20/2047	535,701	0.0
5,187,197	3.500%, 12/20/2047	4,797,443	0.1
3,141,939	3.500%, 01/20/2048	2,912,392	0.0
2,701,651	3.500%, 02/20/2048	2,489,193	0.0
4,799,795	3.500%, 02/20/2048	4,462,474	0.0
351,438	3.500%, 03/20/2048	324,130	0.0
12,442,956	3.500%, 03/20/2048	11,535,137	0.1
94,070	4.000%, 11/20/2040	90,352	0.0
517,208	4.000%, 03/20/2046	492,912	0.0
6,924,266	4.000%, 09/20/2047	6,559,059	0.1
3,251,253	4.000%, 02/20/2050	3,064,357	0.0
5,554,047	4.000%, 05/20/2053	5,210,832	0.1
127,053	4.500%, 10/15/2039	123,736	0.0
90,356	4.500%, 11/15/2039	89,053	0.0
95,766	4.500%, 11/15/2039	94,149	0.0
30,609	4.500%, 12/15/2039	30,105	0.0
5,645,457	4.500%, 08/20/2040	5,553,554	0.1
6,587,937	4.500%, 09/20/2040	6,476,668	0.1
4,354,060	4.500%, 06/20/2041	4,259,153	0.0
28,112	4.500%, 08/20/2041	27,654	0.0
521,482	4.500%, 09/15/2047	506,766	0.0
88,979,406	4.500%, 07/20/2053	85,536,235	0.9
44,354,927	4.500%, 10/20/2054	42,576,444	0.5
3,818,964	5.000%, 11/20/2052	3,763,884	0.0
1,076,384	5.000%, 01/20/2053	1,060,791	0.0
27,870,072	5.000%, 04/20/2053	27,520,572	0.3
1,880,040	5.000%, 06/20/2053	1,855,691	0.0
30,156,000 (5)	5.000%, 04/20/2055	29,664,405	0.3
110,184,000 (5)	5.500%, 04/20/2055	110,427,663	1.2
39,000,000 (5)	6.000%, 04/20/2055	39,586,847	0.4
		542,238,083	5.7

	Uniform Mortgage-Backed Securities: 13.9%
17,128,020	2.000%, 12/01/2050	13,747,535	0.2
10,648,321	2.000%, 05/01/2051	8,609,081	0.1
23,112,258	2.000%, 05/01/2051	18,467,777	0.2
30,631,413	2.000%, 05/01/2051	24,528,219	0.3
882,767	2.000%, 07/01/2051	705,946	0.0
4,554,610	2.000%, 08/01/2051	3,656,013	0.0
9,539,895	2.000%, 08/01/2051	7,619,934	0.1
18,524,697	2.000%, 09/01/2051	14,778,882	0.2
8,740,872	2.000%, 10/01/2051	6,973,300	0.1
849,841	2.000%, 11/01/2051	684,387	0.0
1,913,620	2.000%, 11/01/2051	1,541,064	0.0
15,111,835	2.000%, 11/01/2051	12,237,499	0.1
7,672,301	2.000%, 12/01/2051	6,181,744	0.1
26,353,145	2.000%, 12/01/2051	21,026,201	0.2
4,415,762	2.000%, 01/01/2052	3,569,292	0.0
3,776,886	2.000%, 02/01/2052	3,047,502	0.0
4,401,929	2.000%, 02/01/2052	3,554,690	0.0
7,376,114	2.000%, 02/01/2052	5,951,384	0.1
7,575,922	2.000%, 02/01/2052	6,103,661	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
10,779,016	2.000%, 02/01/2052	$8,712,654	0.1
11,027,707	2.000%, 02/01/2052	8,929,876	0.1
12,492,811	2.000%, 02/01/2052	10,116,459	0.1
22,507,782	2.000%, 02/01/2052	17,949,169	0.2
24,410,965	2.000%, 02/01/2052	19,712,683	0.2
4,487,181	2.000%, 03/01/2052	3,623,571	0.0
4,734,585	2.000%, 03/01/2052	3,826,998	0.1
5,518,099	2.000%, 03/01/2052	4,429,329	0.1
25,577,650	2.000%, 03/01/2052	20,370,117	0.2
5,946,428	2.000%, 04/01/2052	4,815,252	0.1
429,731	2.500%, 05/01/2030	414,420	0.0
635,307	2.500%, 06/01/2030	612,347	0.0
836,386	2.500%, 06/01/2030	805,306	0.0
347,978	2.500%, 07/01/2030	334,870	0.0
12,831	2.500%, 02/01/2050	10,818	0.0
20,678	2.500%, 04/01/2050	17,395	0.0
16,575	2.500%, 05/01/2050	13,954	0.0
31,453	2.500%, 05/01/2050	26,495	0.0
31,794	2.500%, 05/01/2050	26,755	0.0
58,974	2.500%, 05/01/2050	49,641	0.0
160,389	2.500%, 05/01/2050	135,023	0.0
14,854	2.500%, 06/01/2050	12,499	0.0
1,516,120	2.500%, 06/01/2050	1,284,691	0.0
17,898,295	2.500%, 06/01/2050	15,144,429	0.2
200,500	2.500%, 07/01/2050	168,705	0.0
3,054,591	2.500%, 07/01/2050	2,570,816	0.0
24,044,727	2.500%, 07/01/2050	20,190,014	0.2
92,877	2.500%, 08/01/2050	78,277	0.0
659,217	2.500%, 08/01/2050	555,824	0.0
1,731,949	2.500%, 08/01/2050	1,455,557	0.0
1,942,938	2.500%, 08/01/2050	1,633,453	0.0
20,444,506	2.500%, 08/01/2050	17,300,670	0.2
23,918	2.500%, 09/01/2050	20,204	0.0
75,011	2.500%, 09/01/2050	62,986	0.0
182,856	2.500%, 09/01/2050	153,789	0.0
754,392	2.500%, 09/01/2050	634,167	0.0
872,126	2.500%, 09/01/2050	732,948	0.0
3,716,771	2.500%, 10/01/2050	3,123,339	0.0
3,977,363	2.500%, 10/01/2050	3,325,865	0.0
3,185,237	2.500%, 11/01/2050	2,697,878	0.0
76,525	2.500%, 01/01/2051	64,363	0.0
9,301,441	2.500%, 02/01/2051	7,821,932	0.1
21,103,018	2.500%, 04/01/2051	17,690,061	0.2
3,134,157	2.500%, 05/01/2051	2,640,274	0.0
34,954,123	2.500%, 06/01/2051	29,235,958	0.3
3,781,480	2.500%, 09/01/2051	3,199,729	0.0
17,343,370	2.500%, 11/01/2051	14,537,649	0.2
2,360,639	2.500%, 12/01/2051	1,992,968	0.0
15,041,021	2.500%, 12/01/2051	12,708,142	0.1
14,430,395	2.500%, 01/01/2052	12,195,234	0.1
23,783,660	2.500%, 01/01/2052	19,988,229	0.2
3,377,573	2.500%, 02/01/2052	2,857,091	0.0
3,487,257	2.500%, 02/01/2052	2,935,811	0.0
5,856,145	2.500%, 02/01/2052	4,926,244	0.1
6,778,357	2.500%, 02/01/2052	5,703,172	0.1
10,622,772	2.500%, 02/01/2052	8,901,813	0.1
102,873,049	2.500%, 02/01/2052	86,863,638	0.9
5,715,636	2.500%, 03/01/2052	4,808,215	0.1
8,575,091	2.500%, 03/01/2052	7,202,343	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
27,055,530	2.500%, 03/01/2052	$22,783,041	0.3
16,714,390	2.500%, 04/01/2052	14,010,805	0.2
581,781	3.000%, 08/01/2030	567,352	0.0
291,631	3.000%, 09/01/2030	283,756	0.0
657,878	3.000%, 08/01/2035	629,920	0.0
1,390,912	3.000%, 04/01/2043	1,251,634	0.0
1,299,311	3.000%, 07/01/2043	1,169,191	0.0
425,749	3.000%, 08/01/2043	383,121	0.0
272,216	3.000%, 09/01/2043	244,957	0.0
4,469,135	3.000%, 04/01/2045	3,996,968	0.1
847,827	3.000%, 08/01/2046	753,987	0.0
1,896,017	3.000%, 08/01/2046	1,683,151	0.0
614,173	3.000%, 11/01/2046	550,302	0.0
1,392,633	3.000%, 12/01/2046	1,233,753	0.0
5,335,528	3.000%, 12/01/2046	4,734,416	0.1
10,399,321	3.000%, 01/01/2047	9,208,845	0.1
2,545,002	3.000%, 02/01/2047	2,252,667	0.0
3,180,383	3.000%, 03/01/2047	2,816,306	0.0
2,457,562	3.000%, 07/01/2047	2,178,494	0.0
19,687,769	3.000%, 10/01/2050	17,277,813	0.2
1,840,006	3.000%, 03/01/2051	1,607,949	0.0
4,298,424	3.000%, 01/01/2052	3,759,152	0.0
38,015,052	3.000%, 01/01/2052	33,301,342	0.4
3,211,040	3.000%, 02/01/2052	2,824,619	0.0
3,596,000	3.000%, 02/01/2052	3,155,018	0.0
4,508,252	3.000%, 02/01/2052	3,949,215	0.1
4,891,524	3.000%, 02/01/2052	4,304,512	0.1
4,941,760	3.000%, 02/01/2052	4,335,090	0.1
10,136,053	3.000%, 02/01/2052	8,878,235	0.1
8,809,283	3.000%, 03/01/2052	7,727,831	0.1
14,291,881	3.000%, 03/01/2052	12,495,162	0.1
18,652,309	3.000%, 05/01/2052	16,339,343	0.2
42,026,146	3.000%, 05/01/2052	36,774,674	0.4
10,299,658	3.500%, 06/01/2034	9,983,354	0.1
1,661,657	3.500%, 10/01/2042	1,549,504	0.0
719,487	3.500%, 04/01/2043	670,921	0.0
2,115,445	3.500%, 08/01/2043	1,972,652	0.0
1,268,554	3.500%, 03/01/2044	1,177,493	0.0
153,974	3.500%, 01/01/2046	142,177	0.0
113,132	3.500%, 02/01/2046	104,371	0.0
236,283	3.500%, 02/01/2046	218,278	0.0
665,330	3.500%, 08/01/2047	608,232	0.0
890,711	3.500%, 09/01/2047	813,916	0.0
11,502,549	3.500%, 11/01/2047	10,604,669	0.1
335,514	3.500%, 12/01/2047	306,614	0.0
757,746	3.500%, 02/01/2048	691,590	0.0
705,349	3.500%, 05/01/2048	644,246	0.0
6,546,552	3.500%, 07/01/2048	6,026,106	0.1
1,620,429	3.500%, 10/01/2049	1,489,936	0.0
2,047,570	3.500%, 02/01/2052	1,855,749	0.0
85,428	4.000%, 03/01/2042	82,204	0.0
86,145	4.000%, 07/01/2042	82,893	0.0
288,020	4.000%, 07/01/2042	274,884	0.0
670,587	4.000%, 07/01/2042	644,852	0.0
383,949	4.000%, 09/01/2043	368,736	0.0
1,010,424	4.000%, 01/01/2045	957,230	0.0
6,909,924	4.000%, 01/01/2045	6,620,720	0.1
740,364	4.000%, 03/01/2045	697,266	0.0
2,556,088	4.000%, 05/01/2045	2,422,315	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
778,132	4.000%, 06/01/2045	$737,166	0.0
736,344	4.000%, 11/01/2045	700,051	0.0
2,211,674	4.000%, 02/01/2046	2,095,235	0.0
3,852,971	4.000%, 07/01/2047	3,642,129	0.0
353,974	4.000%, 08/01/2047	334,127	0.0
975,211	4.000%, 08/01/2047	920,531	0.0
67,224	4.000%, 03/01/2048	63,353	0.0
347,169	4.000%, 03/01/2048	327,683	0.0
2,476,899	4.000%, 09/01/2048	2,338,776	0.0
7,228,316	4.000%, 04/01/2049	6,812,427	0.1
8,275,124	4.000%, 05/01/2052	7,761,166	0.1
5,109,923	4.000%, 06/01/2052	4,806,079	0.1
2,975,245	4.000%, 11/01/2052	2,815,399	0.0
4,835,217	4.000%, 11/01/2052	4,513,858	0.1
22,535,907	4.000%, 11/01/2054	21,034,603	0.2
9,055,464	4.000%, 12/01/2054	8,452,204	0.1
816,481	4.250%, 11/01/2043	790,660	0.0
65,178	4.500%, 11/01/2040	64,292	0.0
191,543	4.500%, 11/01/2040	189,138	0.0
1,116,621	4.500%, 11/01/2040	1,101,908	0.0
1,929	4.500%, 12/01/2040	1,902	0.0
3,386	4.500%, 12/01/2040	3,343	0.0
2,093	4.500%, 01/01/2041	2,053	0.0
3,688	4.500%, 01/01/2041	3,634	0.0
135,161	4.500%, 10/01/2041	132,600	0.0
240,431	4.500%, 10/01/2044	233,287	0.0
365,245	4.500%, 12/01/2045	356,850	0.0
256,921	4.500%, 04/01/2047	250,959	0.0
742,160	4.500%, 04/01/2047	723,559	0.0
1,439,927	4.500%, 04/01/2047	1,403,559	0.0
1,959,318	4.500%, 04/01/2047	1,911,045	0.0
547,056	4.500%, 05/01/2047	529,914	0.0
708,950	4.500%, 05/01/2047	691,630	0.0
742,044	4.500%, 05/01/2047	723,293	0.0
772,420	4.500%, 05/01/2047	754,669	0.0
784,314	4.500%, 05/01/2047	764,770	0.0
287,808	4.500%, 06/01/2047	280,534	0.0
416,709	4.500%, 06/01/2047	406,178	0.0
611,066	4.500%, 06/01/2047	595,633	0.0
1,474,539	4.500%, 07/01/2047	1,437,272	0.0
99,028	4.500%, 08/01/2047	96,504	0.0
6,614,700	4.500%, 08/01/2052	6,369,360	0.1
21,311,121	4.500%, 10/01/2052	20,429,463	0.2
7,093,498	4.500%, 12/01/2054	6,788,066	0.1
1,068,430	5.000%, 05/01/2042	1,078,199	0.0
12,715,517	5.000%, 10/01/2052	12,503,942	0.1
38,583,501	5.000%, 11/01/2053	37,911,913	0.4
37,463,679	5.000%, 08/01/2054	36,788,354	0.4
50,958	5.500%, 03/01/2037	51,785	0.0
61,302	5.500%, 06/01/2039	62,617	0.0
518,476	5.500%, 10/01/2039	527,061	0.0
48,026,431	5.500%, 06/01/2053	48,056,484	0.5
37,061,795	5.500%, 08/01/2053	37,079,354	0.4
2,812,801	5.500%, 04/01/2054	2,816,151	0.0
23,397,967	5.500%, 10/01/2054	23,378,815	0.3
26,500,000 (5)	5.500%, 04/01/2055	26,468,914	0.3
33,761	6.000%, 09/01/2036	34,551	0.0
27,695,078	6.000%, 09/01/2054	28,145,139	0.3
82,486,000 (5)	6.000%, 04/01/2055	83,789,133	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
97	6.500%, 09/01/2031	$101	0.0
355	6.500%, 09/01/2031	366	0.0
8,818	6.500%, 11/01/2031	9,095	0.0
3,979	6.500%, 04/01/2032	4,104	0.0
901	6.500%, 08/01/2032	929	0.0
2,910	6.500%, 08/01/2032	3,001	0.0
2,333	7.000%, 12/01/2027	2,436	0.0
602	7.000%, 10/01/2031	629	0.0
396	7.000%, 03/01/2032	413	0.0
382	7.500%, 09/01/2030	394	0.0
1,020	7.500%, 09/01/2031	1,051	0.0
8,668	7.500%, 02/01/2032	8,857	0.0
		1,316,924,399	13.9
	Total U.S. Government Agency Obligations
	(Cost $2,109,058,926)	1,992,884,665	21.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.7%
984,372 (3)	Alternative Loan Trust 2004-J7 M1, 5.258%, (TSFR1M + 1.134%), 10/25/2034	977,105	0.0
341,439 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.935%, (TSFR1M + 0.614%), 11/25/2035	176,734	0.0
373,802	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	259,253	0.0
848,269 (3)	Alternative Loan Trust 2005-J2 1A12, 4.835%, (TSFR1M + 0.514%), 04/25/2035	652,472	0.0
596,840	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	278,718	0.0
110,424 (3)	Alternative Loan Trust 2006-18CB A10, 4.835%, (TSFR1M + 0.514%), 07/25/2036	43,319	0.0
660,264 (3)	Alternative Loan Trust 2006-19CB A28, 5.035%, (TSFR1M + 0.714%), 08/25/2036	301,745	0.0
813,572 (3)	Alternative Loan Trust 2007-23CB A3, 4.935%, (TSFR1M + 0.614%), 09/25/2037	297,796	0.0
1,801,221 (3)	Alternative Loan Trust 2007-2CB 2A1, 5.035%, (TSFR1M + 0.714%), 03/25/2037	737,804	0.0
816,212	Alternative Loan Trust 2007-3T1 1A11, 6.000%, 04/25/2037	366,001	0.0
696,794 (3)	Alternative Loan Trust 2007-8CB A3, 4.935%, (TSFR1M + 0.614%), 05/25/2037	302,645	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,018,427 (3)	American Home Mortgage Assets Trust 2007-4 A4, 5.015%, (TSFR1M + 0.694%), 08/25/2037	$915,016	0.0
492,228 (1)(3)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	467,797	0.0
450,293 (3)	Banc of America Funding Trust 2007-2 1A16, 5.035%, (TSFR1M + 0.714%), 03/25/2037	336,757	0.0
579,152 (6)	Banc of America Mortgage Trust 2007-2 A8, 6.000%, 05/25/2037	57,557	0.0
2,399,710 (1)(3)	Bayview MSR Opportunity Master Fund Trust 2022-2 AF, 5.000%, (SOFR30A + 0.850%), 12/25/2051	2,228,362	0.0
434,925 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.564%, 05/25/2035	414,275	0.0
741,977 (3)	Bear Stearns ALT-A Trust 2005-7 21A1, 6.204%, 09/25/2035	590,824	0.0
1,000,000 (1)(3)	Bellemeade Re Ltd. 2022-1 M1C, 8.040%, (SOFR30A + 3.700%), 01/26/2032	1,026,327	0.0
13,147,000 (1)(3)	Bellemeade RE Ltd. 2021-3A M1C, 5.890%, (SOFR30A + 1.550%), 09/25/2031	13,199,869	0.2
1,680,767 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B2, 3.883%, 03/25/2050	1,510,911	0.0
1,964,613 (1)(3)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.883%, 03/25/2050	1,747,311	0.0
2,337,251 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.128%, 08/25/2055	2,450,084	0.0
435,165	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	204,768	0.0
583,664 (1)(3)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	549,652	0.0
63,522 (1)(3)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	60,703	0.0
208,243 (1)(3)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	189,001	0.0
2,591,486 (1)(3)	CIM Trust 2019-J2 B2, 3.763%, 10/25/2049	2,348,039	0.0
864,631 (1)(3)	CIM Trust 2019-J2 B3, 3.763%, 10/25/2049	783,532	0.0
2,600,000 (1)(3)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	2,376,064	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,926,843 (1)(3)	CIM Trust 2020-J1 B3, 3.439%, 10/25/2049	$2,544,402	0.0
648,293	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	592,448	0.0
487,421 (3)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.988%, 11/25/2036	437,279	0.0
235,298 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.821%, 09/25/2037	217,311	0.0
488,263 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	476,039	0.0
1,252,475 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B2W, 2.769%, 07/25/2051	1,053,364	0.0
1,407,696 (1)(3)	Citigroup Mortgage Loan Trust 2021-J2 B3W, 2.769%, 07/25/2051	1,172,667	0.0
629,571 (1)(3)	Connecticut Avenue Securities Trust 2019-R05 1B1, 8.554%, (SOFR30A + 4.214%), 07/25/2039	649,468	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.104%, (SOFR30A + 3.764%), 02/25/2040	836,406	0.0
13,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.490%, (SOFR30A + 3.150%), 12/25/2041	13,923,574	0.2
576,123 (1)	CSMC Series 2008-2R 1A1, 6.000%, 07/25/2037	492,664	0.0
586,635 (1)(3)	CSMC Trust 2015-2 B3, 3.879%, 02/25/2045	562,033	0.0
44,743,669 (3)(6)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 X, 0.759%, 04/25/2037	1,837,754	0.0
83,017 (3)	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 11.404%, (SOFR30A + 7.064%), 08/25/2028	86,181	0.0
4,578,457 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.454%, (SOFR30A + 3.114%), 01/25/2040	4,688,991	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-SBT1 2M2, 8.104%, (SOFR30A + 3.764%), 02/25/2040	$521,169	0.0
2,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.640%, (SOFR30A + 3.300%), 11/25/2041	2,577,193	0.0
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 11.340%, (SOFR30A + 7.000%), 04/25/2042	1,081,513	0.0
4,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.686%, (SOFR30A + 5.350%), 05/25/2043	4,371,315	0.1
7,418,600 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.086%, (SOFR30A + 4.750%), 06/25/2043	8,014,880	0.1
9,300,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.586%, (SOFR30A + 3.250%), 09/25/2043	9,688,385	0.1
3,200,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 7.136%, (SOFR30A + 2.800%), 03/25/2044	3,297,500	0.1
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R03 2M2, 6.286%, (SOFR30A + 1.950%), 03/25/2044	1,505,598	0.0
8,400,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 6.540%, (SOFR30A + 2.200%), 05/25/2044	8,468,996	0.1
10,950,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.286%, (SOFR30A + 1.950%), 02/25/2045	10,958,223	0.1
1,874 (3)	Fannie Mae Grantor Trust 1998-T2 A6, 0.027%, (US0001M + 0.550%), 01/25/2032	1,873	0.0
107,836 (6)	Fannie Mae Interest Strip 418 20, 3.000%, 05/25/2043	14,343	0.0
185,844 (6)	Fannie Mae Interest Strip 418 59, 3.000%, 08/25/2028	5,036	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
91,976,782 (6)	Fannie Mae Interest Strip 428 C28, 2.000%, 07/25/2037	$5,043,436	0.1
119,417,661 (6)	Fannie Mae Interest Strip 440 C50, 4.500%, 10/25/2053	27,638,836	0.3
18 (3)(6)(7)	Fannie Mae REMIC Trust 1997-18 SG, 3.600%, (-1.000*SOFR30A + 7.986%), 03/17/2027	—	—
28,296	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	28,702	0.0
111,159 (3)(6)	Fannie Mae REMIC Trust 2001-72 SC, 1.000%, (-1.000*SOFR30A + 8.386%), 12/25/2031	2,296	0.0
3,490 (3)(6)	Fannie Mae REMIC Trust 2001-8 SK, 4.288%, (-1.000*SOFR30A + 8.636%), 03/18/2031	83	0.0
2,576,960	Fannie Mae REMIC Trust 2002-W9 A4, 6.000%, 08/25/2042	2,596,124	0.0
409,863	Fannie Mae REMIC Trust 2003-105 AZ, 5.500%, 10/25/2033	422,475	0.0
183,983 (3)	Fannie Mae REMIC Trust 2003-45 FJ, 5.967%, (SOFR30A + 1.614%), 06/25/2033	187,754	0.0
430,730 (3)(6)	Fannie Mae REMIC Trust 2003-49 SW, 2.546%, (-1.000*SOFR30A + 6.886%), 01/25/2033	34,109	0.0
558,863 (3)(6)	Fannie Mae REMIC Trust 2003-66 SA, 3.196%, (-1.000*SOFR30A + 7.536%), 07/25/2033	56,725	0.0
102,990 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	16,019	0.0
241,485	Fannie Mae REMIC Trust 2003-84 PZ, 5.000%, 09/25/2033	244,879	0.0
466,825	Fannie Mae REMIC Trust 2004-50 VZ, 5.500%, 07/25/2034	482,406	0.0
1,887,743 (3)(6)	Fannie Mae REMIC Trust 2004-54 SN, 2.596%, (-1.000*SOFR30A + 6.936%), 07/25/2034	134,369	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,778 (3)	Fannie Mae REMIC Trust 2004-56 FE, 4.904%, (SOFR30A + 0.564%), 10/25/2033	$23,736	0.0
178,694	Fannie Mae REMIC Trust 2004-7 Z, 5.500%, 02/25/2034	184,015	0.0
407,703	Fannie Mae REMIC Trust 2004-75 ZG, 4.500%, 10/25/2034	406,863	0.0
1,174,083	Fannie Mae REMIC Trust 2005-25 Z, 5.000%, 04/25/2035	1,191,243	0.0
4,187,628 (3)(6)	Fannie Mae REMIC Trust 2005-75 ES, 1.596%, (-1.000*SOFR30A + 5.936%), 09/25/2035	299,397	0.0
295,584 (3)(6)	Fannie Mae REMIC Trust 2005-75 SP, 2.296%, (-1.000*SOFR30A + 6.636%), 08/25/2035	12,833	0.0
53,937 (3)	Fannie Mae REMIC Trust 2006-104 ES, 11.179%, (-1.000*SOFR30A + 32.878%), 11/25/2036	69,897	0.0
683,666 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 2.296%, (-1.000*SOFR30A + 6.636%), 10/25/2035	42,192	0.0
334,149 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 2.286%, (-1.000*SOFR30A + 6.626%), 01/25/2037	30,361	0.0
963,279 (3)(6)	Fannie Mae REMIC Trust 2006-56 SM, 2.296%, (-1.000*SOFR30A + 6.636%), 07/25/2036	65,646	0.0
13,507 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 2.246%, (-1.000*SOFR30A + 6.586%), 08/25/2026	189	0.0
17,052	Fannie Mae REMIC Trust 2007-10 Z, 6.000%, 02/25/2037	17,604	0.0
310,270 (3)(6)	Fannie Mae REMIC Trust 2007-21 SB, 1.946%, (-1.000*SOFR30A + 6.286%), 03/25/2037	25,785	0.0
746,271 (3)(6)	Fannie Mae REMIC Trust 2007-52 NS, 1.996%, (-1.000*SOFR30A + 6.336%), 06/25/2037	70,788	0.0

			Percentage
Principal			of Net
Amount†	Value		Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
604,781 (3)(6)	Fannie Mae REMIC Trust 2007-85 SM, 2.006%, (-1.000*SOFR30A + 6.346%), 09/25/2037	$52,435	0.0
1,337,175 (3)(6)	Fannie Mae REMIC Trust 2007-91 AS, 1.946%, (-1.000*SOFR30A + 6.286%), 10/25/2037	116,782	0.0
1,538,055 (3)(6)	Fannie Mae REMIC Trust 2008-12 SC, 1.896%, (-1.000*SOFR30A + 6.236%), 03/25/2038	108,537	0.0
186,039	Fannie Mae REMIC Trust 2008-16 Z, 5.500%, 03/25/2038	184,771	0.0
703,075	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	701,369	0.0
3,886,450 (3)	Fannie Mae REMIC Trust 2009-50 HZ, 5.540%, 02/25/2049	3,935,162	0.1
3,314,250 (3)(6)	Fannie Mae REMIC Trust 2009-66 SP, 1.646%, (-1.000*SOFR30A + 5.986%), 09/25/2039	194,865	0.0
788,098 (3)(6)	Fannie Mae REMIC Trust 2009-90 TS, 1.696%, (-1.000*SOFR30A + 6.036%), 11/25/2039	64,177	0.0
2,299,149 (3)(6)	Fannie Mae REMIC Trust 2010-1 S, 1.796%, (-1.000*SOFR30A + 6.136%), 02/25/2040	201,516	0.0
6,584,460 (3)(6)	Fannie Mae REMIC Trust 2010-107 SB, 2.136%, (-1.000*SOFR30A + 6.476%), 09/25/2040	662,898	0.0
1,787,032 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 1.616%, (-1.000*SOFR30A + 5.956%), 11/25/2040	121,763	0.0
3,586,037 (3)(6)	Fannie Mae REMIC Trust 2010-150 SJ, 2.026%, (-1.000*SOFR30A + 6.366%), 01/25/2041	335,409	0.0
781,408 (3)(6)	Fannie Mae REMIC Trust 2010-35 CS, 1.996%, (-1.000*SOFR30A + 6.336%), 04/25/2050	79,986	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,007,821 (3)(6)	Fannie Mae REMIC Trust 2010-41 SB, 1.946%, (-1.000*SOFR30A + 6.286%), 05/25/2040	$282,118	0.0
618,617 (3)(6)	Fannie Mae REMIC Trust 2010-43 VS, 1.996%, (-1.000*SOFR30A + 6.336%), 05/25/2040	48,236	0.0
1,580,949	Fannie Mae REMIC Trust 2010-53 JZ, 5.000%, 07/25/2040	1,551,463	0.0
3,746,623	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	3,830,067	0.1
706,682	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	708,773	0.0
3,812,866	Fannie Mae REMIC Trust 2011-101 DB, 4.000%, 10/25/2041	3,697,591	0.1
453,552 (3)(6)	Fannie Mae REMIC Trust 2011-102 SA, 2.146%, (-1.000*SOFR30A + 6.486%), 10/25/2041	50,401	0.0
2,340,958	Fannie Mae REMIC Trust 2011-116 ZA, 3.500%, 11/25/2041	2,211,877	0.0
49,411	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	46,491	0.0
5,785,787	Fannie Mae REMIC Trust 2011-136 PZ, 4.000%, 01/25/2042	5,543,888	0.1
1,771,803	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,734,969	0.0
4,214,924 (3)(6)	Fannie Mae REMIC Trust 2011-47 GS, 1.476%, (-1.000*SOFR30A + 5.816%), 06/25/2041	260,529	0.0
1,947,038	Fannie Mae REMIC Trust 2011-8 ZA, 4.000%, 02/25/2041	1,869,317	0.0
6,795,302	Fannie Mae REMIC Trust 2011-84 Z, 5.250%, 09/25/2041	6,875,183	0.1
6,530,310	Fannie Mae REMIC Trust 2011-87 GB, 4.500%, 09/25/2041	6,371,286	0.1
1,196,435 (3)(6)	Fannie Mae REMIC Trust 2011-93 GS, 2.096%, (-1.000*SOFR30A + 6.436%), 04/25/2039	115,294	0.0
6,078,058	Fannie Mae REMIC Trust 2011-99 CZ, 4.500%, 10/25/2041	5,971,150	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
321,432	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	$293,446	0.0
1,360,414 (3)(6)	Fannie Mae REMIC Trust 2012-111 SL, 1.646%, (-1.000*SOFR30A + 5.986%), 05/25/2041	112,697	0.0
2,534,490	Fannie Mae REMIC Trust 2012-111 ZK, 3.500%, 10/25/2042	2,367,473	0.0
1,103,710 (6)	Fannie Mae REMIC Trust 2012-120 WI, 3.000%, 11/25/2027	26,895	0.0
2,487,758 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 1.696%, (-1.000*SOFR30A + 6.036%), 11/25/2042	271,808	0.0
890,721 (6)	Fannie Mae REMIC Trust 2012-128 LI, 3.500%, 06/25/2042	40,341	0.0
3,016,992 (3)(6)	Fannie Mae REMIC Trust 2012-133 AS, 1.746%, (-1.000*SOFR30A + 6.086%), 10/25/2042	302,072	0.0
10,585,229 (3)(6)	Fannie Mae REMIC Trust 2012-133 NS, 1.696%, (-1.000*SOFR30A + 6.036%), 12/25/2042	1,144,920	0.0
394,820 (6)	Fannie Mae REMIC Trust 2012-149 GI, 3.500%, 06/25/2042	31,195	0.0
10,329,075	Fannie Mae REMIC Trust 2012-15 PZ, 4.000%, 03/25/2042	9,904,042	0.1
1,421,974	Fannie Mae REMIC Trust 2012-153 B, 7.000%, 07/25/2042	1,548,609	0.0
3,353,993	Fannie Mae REMIC Trust 2012-17 QZ, 4.000%, 03/25/2042	3,197,152	0.1
2,857,754	Fannie Mae REMIC Trust 2012-2 HE, 4.000%, 02/25/2042	2,777,319	0.0
259,578 (3)(6)	Fannie Mae REMIC Trust 2012-24 HS, 2.096%, (-1.000*SOFR30A + 6.436%), 09/25/2040	4,363	0.0
651,761	Fannie Mae REMIC Trust 2012-30 AB, 4.000%, 04/25/2042	631,409	0.0
1,037,978	Fannie Mae REMIC Trust 2012-33 BW, 4.000%, 04/25/2042	994,831	0.0
3,492	Fannie Mae REMIC Trust 2012-44 KW, 3.500%, 05/25/2032	3,276	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,437,424	Fannie Mae REMIC Trust 2012-55 PC, 3.500%, 05/25/2042	$1,351,905	0.0
7,283,743	Fannie Mae REMIC Trust 2012-63 MW, 4.000%, 05/25/2034	7,233,329	0.1
5,919,751	Fannie Mae REMIC Trust 2012-66 EP, 4.000%, 06/25/2042	5,552,493	0.1
347,348 (3)(6)	Fannie Mae REMIC Trust 2012-68 YS, 2.246%, (-1.000*SOFR30A + 6.586%), 07/25/2042	35,654	0.0
500,000	Fannie Mae REMIC Trust 2012-80 MY, 3.250%, 08/25/2042	432,808	0.0
11,332,908	Fannie Mae REMIC Trust 2012-94 LZ, 3.500%, 09/25/2042	10,644,655	0.1
1,778,816	Fannie Mae REMIC Trust 2013-111 BA, 3.000%, 11/25/2033	1,697,718	0.0
1,072,913	Fannie Mae REMIC Trust 2013-116 UB, 4.000%, 11/25/2043	1,026,527	0.0
1,403,000	Fannie Mae REMIC Trust 2013-13 BE, 4.000%, 03/25/2043	1,322,057	0.0
1,085,914	Fannie Mae REMIC Trust 2013-20 DL, 4.000%, 03/25/2033	1,060,664	0.0
642,040 (3)(6)	Fannie Mae REMIC Trust 2013-26 JS, 1.746%, (-1.000*SOFR30A + 6.086%), 10/25/2032	25,919	0.0
2,996,152 (3)(6)	Fannie Mae REMIC Trust 2013-40 LS, 1.696%, (-1.000*SOFR30A + 6.036%), 05/25/2043	316,615	0.0
11,662,031 (6)	Fannie Mae REMIC Trust 2013-44 DI, 3.000%, 05/25/2033	899,961	0.0
2,976,427 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 1.746%, (-1.000*SOFR30A + 6.086%), 06/25/2033	187,462	0.0
3,485,206 (6)	Fannie Mae REMIC Trust 2013-70 BI, 3.000%, 07/25/2033	264,556	0.0
4,229,010	Fannie Mae REMIC Trust 2013-70 JZ, 3.000%, 07/25/2043	3,774,641	0.1
679,873 (3)(6)	Fannie Mae REMIC Trust 2013-72 YS, 1.696%, (-1.000*SOFR30A + 6.036%), 07/25/2033	41,593	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,748,521 (3)(6)	Fannie Mae REMIC Trust 2013-9 SM, 1.796%, (-1.000*SOFR30A + 6.136%), 02/25/2033	$153,626	0.0
4,499,796 (3)(6)	Fannie Mae REMIC Trust 2014-15 SB, 2.196%, (-1.000*SOFR30A + 6.536%), 04/25/2044	537,613	0.0
420,129 (3)(6)	Fannie Mae REMIC Trust 2014-17 DS, 1.746%, (-1.000*SOFR30A + 6.086%), 02/25/2043	8,851	0.0
657,691 (3)(6)	Fannie Mae REMIC Trust 2014-28 BS, 1.746%, (-1.000*SOFR30A + 6.086%), 08/25/2043	35,358	0.0
970,000	Fannie Mae REMIC Trust 2014-61 PY, 3.500%, 10/25/2044	846,567	0.0
4,520,410 (6)	Fannie Mae REMIC Trust 2014-70 IO, 5.500%, 10/25/2044	714,700	0.0
19,898,650 (3)(6)	Fannie Mae REMIC Trust 2014-79 KS, 1.696%, (-1.000*SOFR30A + 6.036%), 12/25/2044	2,176,908	0.0
18,089,702	Fannie Mae REMIC Trust 2015-20 EZ, 3.500%, 04/25/2045	16,865,549	0.2
3,078,094 (6)	Fannie Mae REMIC Trust 2015-56 IC, 6.000%, 08/25/2045	491,265	0.0
2,000,000	Fannie Mae REMIC Trust 2015-67 AV, 3.500%, 01/25/2036	1,873,628	0.0
1,327,533	Fannie Mae REMIC Trust 2015-67 QV, 3.000%, 12/25/2040	1,311,770	0.0
1,253,273 (6)	Fannie Mae REMIC Trust 2015-76 PI, 6.000%, 09/25/2045	186,482	0.0
20,755,486 (3)(6)	Fannie Mae REMIC Trust 2015-79 SA, 1.796%, (-1.000*SOFR30A + 6.136%), 11/25/2045	1,861,784	0.0
10,519,194 (3)(6)	Fannie Mae REMIC Trust 2015-86 BS, 1.246%, (-1.000*SOFR30A + 5.586%), 11/25/2045	599,304	0.0
18,798,406 (6)	Fannie Mae REMIC Trust 2015-88 IO, 6.500%, 12/25/2045	4,289,992	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,143,437 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	$1,570,086	0.0
3,840,011 (6)	Fannie Mae REMIC Trust 2015-97 BI, 5.500%, 01/25/2046	617,901	0.0
2,311,989 (6)	Fannie Mae REMIC Trust 2016-104 BI, 6.000%, 01/25/2047	391,269	0.0
4,044,430 (6)	Fannie Mae REMIC Trust 2016-52 MI, 4.000%, 12/25/2045	599,266	0.0
12,274,838 (3)(6)	Fannie Mae REMIC Trust 2016-60 SB, 1.646%, (-1.000*SOFR30A + 5.986%), 09/25/2046	979,935	0.0
14,646,790 (3)(6)	Fannie Mae REMIC Trust 2016-81 CS, 1.646%, (-1.000*SOFR30A + 5.986%), 11/25/2046	948,179	0.0
10,381,152 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 1.596%, (-1.000*SOFR30A + 5.936%), 11/25/2046	839,117	0.0
29,048	Fannie Mae REMIC Trust 2016-88 EA, 3.500%, 01/25/2045	28,952	0.0
296,113	Fannie Mae REMIC Trust 2016-9 D, 3.000%, 03/25/2046	270,617	0.0
13,871,154 (3)(6)	Fannie Mae REMIC Trust 2017-10 SA, 1.646%, (-1.000*SOFR30A + 5.986%), 03/25/2047	1,081,815	0.0
5,254,437	Fannie Mae REMIC Trust 2017-108 ZD, 3.000%, 01/25/2048	4,240,133	0.1
3,890,829	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	3,462,049	0.1
20,277,349 (3)(6)	Fannie Mae REMIC Trust 2018-15 SC, 1.846%, (-1.000*SOFR30A + 6.186%), 03/25/2048	1,859,772	0.0
2,959,310	Fannie Mae REMIC Trust 2018-26 KA, 3.500%, 04/25/2048	2,682,380	0.0
931,759	Fannie Mae REMIC Trust 2018-38 LA, 3.000%, 06/25/2048	834,663	0.0
9,039,305	Fannie Mae REMIC Trust 2018-73 AB, 3.000%, 10/25/2048	8,173,836	0.1
942,597	Fannie Mae REMIC Trust 2018-8 AB, 3.500%, 10/25/2047	886,087	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
24,465,581 (3)(6)	Fannie Mae REMIC Trust 2018-82 SA, 1.746%, (-1.000*SOFR30A + 6.086%), 11/25/2048	$2,106,849	0.0
5,337,947 (3)(6)	Fannie Mae REMIC Trust 2018-86 AS, 1.746%, (-1.000*SOFR30A + 6.086%), 12/25/2048	366,019	0.0
24,864,870 (3)(6)	Fannie Mae REMIC Trust 2018-86 SM, 1.746%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,994,396	0.0
25,151,669 (3)(6)	Fannie Mae REMIC Trust 2018-91 SB, 1.646%, (-1.000*SOFR30A + 5.986%), 12/25/2058	3,181,515	0.1
8,590,357 (6)	Fannie Mae REMIC Trust 2019-21 AI, 5.000%, 05/25/2059	2,543,122	0.0
7,138,412 (3)(6)	Fannie Mae REMIC Trust 2019-30 SB, 1.646%, (-1.000*SOFR30A + 5.986%), 07/25/2049	725,360	0.0
11,412,299 (3)(6)	Fannie Mae REMIC Trust 2019-34 BS, 1.596%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,280,108	0.0
5,569,956 (3)(6)	Fannie Mae REMIC Trust 2019-39 SA, 1.646%, (-1.000*SOFR30A + 5.986%), 08/25/2049	516,878	0.0
40,025,849 (3)(6)	Fannie Mae REMIC Trust 2019-41 S, 1.546%, (-1.000*SOFR30A + 5.886%), 08/25/2059	4,095,073	0.1
4,106,983 (3)(6)	Fannie Mae REMIC Trust 2019-47 SB, 1.646%, (-1.000*SOFR30A + 5.986%), 05/25/2040	361,784	0.0
11,508,950 (3)(6)	Fannie Mae REMIC Trust 2019-79 SB, 1.546%, (-1.000*SOFR30A + 5.886%), 01/25/2050	1,175,456	0.0
6,093,885 (3)(6)	Fannie Mae REMIC Trust 2020-10 SE, 1.546%, (-1.000*SOFR30A + 5.886%), 03/25/2050	622,393	0.0
42,926,030 (6)	Fannie Mae REMIC Trust 2020-34 IO, 4.500%, 06/25/2050	9,962,492	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
15,831,967 (6)	Fannie Mae REMIC Trust 2020-35 IO, 5.000%, 06/25/2050	$2,270,431	0.0
19,586,511 (6)	Fannie Mae REMIC Trust 2020-44 DI, 2.500%, 07/25/2050	2,465,981	0.0
8,614,869 (6)	Fannie Mae REMIC Trust 2020-44 EI, 3.500%, 09/25/2042	1,384,734	0.0
7,485,429 (6)	Fannie Mae REMIC Trust 2020-50 IO, 4.500%, 03/25/2050	1,994,079	0.0
8,012,057 (6)	Fannie Mae REMIC Trust 2020-53 CI, 4.500%, 08/25/2050	1,870,549	0.0
21,288,602 (6)	Fannie Mae REMIC Trust 2020-74 GI, 5.000%, 10/25/2050	4,131,764	0.1
53,515,978 (6)	Fannie Mae REMIC Trust 2020-87 AI, 2.000%, 12/25/2050	7,270,900	0.1
28,123,178 (6)	Fannie Mae REMIC Trust 2020-99 IB, 3.500%, 05/25/2050	5,402,794	0.1
42,633,366 (6)	Fannie Mae REMIC Trust 2021-1 BI, 3.000%, 02/25/2049	7,067,597	0.1
128,460,977 (6)	Fannie Mae REMIC Trust 2021-10 AI, 3.000%, 03/25/2041	13,452,459	0.2
24,021,395 (6)	Fannie Mae REMIC Trust 2021-22 BI, 4.000%, 04/25/2051	5,075,889	0.1
30,987,791 (6)	Fannie Mae REMIC Trust 2021-41 MI, 5.000%, 06/25/2048	5,573,139	0.1
32,814,764 (3)(6)	Fannie Mae REMIC Trust 2021-55 SA, 0.153%, (-1.000*SOFR30A + 3.150%), 08/25/2061	559,036	0.0
71,909,969 (6)	Fannie Mae REMIC Trust 2021-77 AI, 3.500%, 11/25/2051	14,873,326	0.2
111,267,471 (6)	Fannie Mae REMIC Trust 2021-78 AI, 3.000%, 11/25/2051	19,227,275	0.2
22,809,616 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	4,874,032	0.1
15,782,998 (6)	Fannie Mae REMIC Trust 2021-81 LI, 2.500%, 11/25/2051	2,275,007	0.0
56,543,034 (6)	Fannie Mae REMIC Trust 2021-93 AI, 3.000%, 01/25/2052	9,535,282	0.1
3,368,018	Fannie Mae REMIC Trust 2022-55 PA, 4.000%, 10/25/2051	3,302,346	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,033,401 (6)	Fannie Mae REMIC Trust 2023-11 GI, 6.500%, 04/25/2053	$1,330,329	0.0
26,414,766 (6)	Fannie Mae REMIC Trust 2023-2 HI, 6.500%, 02/25/2053	5,925,685	0.1
31,124,661 (6)	Fannie Mae REMIC Trust 2023-23 AI, 4.000%, 12/25/2051	6,567,521	0.1
77,032,735 (6)	Fannie Mae REMIC Trust 2024-7 IO, 3.000%, 07/25/2038	6,877,999	0.1
510,916	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A11, 6.000%, 02/25/2037	195,148	0.0
1,078,798 (1)(3)	First Republic Mortgage Trust 2020-1 B2, 2.882%, 04/25/2050	944,689	0.0
1,569,634 (1)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.934%, 03/25/2048	1,454,473	0.0
2,046,802 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.934%, 03/25/2048	1,884,622	0.0
1,088,146 (1)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.003%, 04/25/2048	1,002,634	0.0
602,020 (1)(3)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	562,541	0.0
833,173 (1)(3)	Flagstar Mortgage Trust 2018-4 B3, 4.141%, 07/25/2048	762,872	0.0
2,580,244 (1)(3)	Flagstar Mortgage Trust 2018-6RR B3, 4.906%, 10/25/2048	2,513,254	0.0
1,302,008 (1)(3)	Flagstar Mortgage Trust 2019-2 B2, 4.000%, 12/25/2049	1,191,590	0.0
1,846,696 (1)(3)	Flagstar Mortgage Trust 2020-1INV B1A, 4.190%, 03/25/2050	1,723,529	0.0
2,235,284 (1)(3)	Flagstar Mortgage Trust 2020-1INV B2A, 4.190%, 03/25/2050	2,079,173	0.0
1,387,877 (1)(3)	Flagstar Mortgage Trust 2021-6INV B1, 3.481%, 08/25/2051	1,198,566	0.0
1,794,477	Freddie Mac Reference REMIC R007 ZA, 6.000%, 05/15/2036	1,864,486	0.0
133,941	Freddie Mac Reference REMIC R008 ZA, 6.000%, 07/15/2036	141,091	0.0
22,421	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	22,535	0.0
20,700	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	20,939	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
167,693	Freddie Mac REMIC Trust 2143 ZB, 6.000%, 04/15/2029	$171,172	0.0
98,738	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	101,357	0.0
30,089 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	4,499	0.0
236,122	Freddie Mac REMIC Trust 2845 QH, 5.000%, 08/15/2034	239,889	0.0
44,641	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	45,509	0.0
84,072	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	85,576	0.0
496,868	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	506,765	0.0
1,353 (3)(6)	Freddie Mac REMIC Trust 2993 GS, 1.687%, (-1.000*SOFR30A + 6.036%), 06/15/2025	3	0.0
425,346 (3)(6)	Freddie Mac REMIC Trust 3006 SI, 2.277%, (-1.000*SOFR30A + 6.626%), 07/15/2035	36,246	0.0
367,621 (3)(6)	Freddie Mac REMIC Trust 3006 YI, 2.277%, (-1.000*SOFR30A + 6.626%), 07/15/2035	30,673	0.0
2,418,323 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 2.267%, (-1.000*SOFR30A + 6.616%), 10/15/2035	186,072	0.0
446,842	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	459,358	0.0
331,392 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 2.022%, (-1.000*SOFR30A + 6.371%), 06/15/2036	22,502	0.0
2,726,966 (3)(6)	Freddie Mac REMIC Trust 3199 S, 1.987%, (-1.000*SOFR30A + 6.336%), 08/15/2036	234,631	0.0
2,383,961 (3)(6)	Freddie Mac REMIC Trust 3213 JS, 2.737%, (-1.000*SOFR30A + 7.086%), 09/15/2036	255,368	0.0
8,060,851 (3)(6)	Freddie Mac REMIC Trust 3346 SC, 2.087%, (-1.000*SOFR30A + 6.436%), 10/15/2033	589,010	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
227,401	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	$233,137	0.0
639,752 (3)(6)	Freddie Mac REMIC Trust 3375 QI, 0.600%, (-1.000*SOFR30A + 63.455%), 10/15/2037	12,100	0.0
28,488	Freddie Mac REMIC Trust 3394 ZY, 6.000%, 11/15/2037	29,468	0.0
3,989,416 (3)(6)	Freddie Mac REMIC Trust 3510 AS, 1.947%, (-1.000*SOFR30A + 6.296%), 04/15/2037	349,670	0.0
99,023 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.188%, 03/15/2033	99,389	0.0
6,090 (3)	Freddie Mac REMIC Trust 3556 NT, 7.563%, (SOFR30A + 3.214%), 03/15/2038	6,320	0.0
4,107,620 (3)(6)	Freddie Mac REMIC Trust 3629 CS, 1.887%, (-1.000*SOFR30A + 6.236%), 01/15/2040	386,664	0.0
2,444,767	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	2,540,544	0.0
453,431	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	468,245	0.0
168,899	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	176,249	0.0
1,686,940	Freddie Mac REMIC Trust 3736 ZP, 4.000%, 10/15/2040	1,638,078	0.0
1,265,825	Freddie Mac REMIC Trust 3740 KE, 4.000%, 10/15/2040	1,210,847	0.0
14,929,123	Freddie Mac REMIC Trust 3753 KZ, 4.500%, 11/15/2040	14,836,903	0.2
4,066,220	Freddie Mac REMIC Trust 3775 GZ, 4.500%, 12/15/2040	3,887,093	0.1
1,824,432	Freddie Mac REMIC Trust 3820 NC, 4.500%, 03/15/2041	1,793,076	0.0
913,692	Freddie Mac REMIC Trust 3843 JZ, 5.100%, 04/15/2041	913,335	0.0
313,219	Freddie Mac REMIC Trust 3848 WX, 5.000%, 04/15/2041	320,527	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
491,624 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 2.087%, (-1.000*SOFR30A + 6.436%), 05/15/2041	$48,901	0.0
2,650,000	Freddie Mac REMIC Trust 3890 ME, 5.000%, 07/15/2041	2,683,002	0.0
1,499,868	Freddie Mac REMIC Trust 3893 PU, 4.000%, 07/15/2041	1,459,653	0.0
3,065,457	Freddie Mac REMIC Trust 3919 BY, 4.000%, 09/15/2041	2,969,863	0.0
6,169,386	Freddie Mac REMIC Trust 3919 ZB, 4.000%, 09/15/2041	5,961,941	0.1
2,448,686	Freddie Mac REMIC Trust 3923 GY, 4.000%, 09/15/2041	2,381,844	0.0
121,928 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 1.587%, (-1.000*SOFR30A + 5.936%), 07/15/2040	2,520	0.0
510,108 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 1.587%, (-1.000*SOFR30A + 5.936%), 01/15/2041	7,982	0.0
1,158,382	Freddie Mac REMIC Trust 3934 CB, 4.000%, 10/15/2041	1,115,808	0.0
468,589	Freddie Mac REMIC Trust 3934 KB, 5.000%, 10/15/2041	477,677	0.0
4,019,401	Freddie Mac REMIC Trust 3982 LZ, 4.000%, 01/15/2042	3,852,516	0.1
617,847	Freddie Mac REMIC Trust 3997 PB, 4.000%, 02/15/2042	599,466	0.0
99,361	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	99,259	0.0
1,933,533 (3)(6)	Freddie Mac REMIC Trust 4057 SN, 2.187%, (-1.000*SOFR30A + 6.536%), 12/15/2041	145,297	0.0
2,106,201	Freddie Mac REMIC Trust 4057 ZB, 3.500%, 06/15/2042	1,985,615	0.0
9,558,969	Freddie Mac REMIC Trust 4084 TZ, 4.000%, 07/15/2042	9,268,698	0.1
598,260 (3)(6)	Freddie Mac REMIC Trust 4088 CS, 1.537%, (-1.000*SOFR30A + 5.886%), 08/15/2042	59,034	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,011,452 (3)(6)	Freddie Mac REMIC Trust 4090 SN, 2.237%, (-1.000*SOFR30A + 6.586%), 08/15/2032	$67,979	0.0
426,195	Freddie Mac REMIC Trust 4100 JA, 3.500%, 10/15/2041	410,302	0.0
2,798,821 (6)	Freddie Mac REMIC Trust 4161 WI, 3.000%, 02/15/2033	198,262	0.0
3,049,798 (3)(6)	Freddie Mac REMIC Trust 4191 SA, 1.737%, (-1.000*SOFR30A + 6.086%), 03/15/2043	244,409	0.0
2,128,000	Freddie Mac REMIC Trust 4193 BP, 4.000%, 04/15/2043	1,923,810	0.0
1,575,415 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	245,363	0.0
2,241,370	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	2,162,889	0.0
1,876,860	Freddie Mac REMIC Trust 4235 QD, 3.000%, 08/15/2033	1,799,581	0.0
799,592	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	792,782	0.0
638,794 (6)	Freddie Mac REMIC Trust 4293 KI, 4.500%, 08/15/2043	73,828	0.0
16,553,685 (3)(6)	Freddie Mac REMIC Trust 4301 SD, 1.637%, (-1.000*SOFR30A + 5.986%), 07/15/2037	1,150,729	0.0
6,567,214	Freddie Mac REMIC Trust 4310 BZ, 4.000%, 02/15/2044	6,308,535	0.1
4,078,157	Freddie Mac REMIC Trust 4316 XZ, 4.500%, 03/15/2044	4,028,287	0.1
4,213,662	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	4,099,709	0.1
9,419,389	Freddie Mac REMIC Trust 4348 ZX, 4.250%, 06/15/2044	9,231,903	0.1
2,154,402 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 1.637%, (-1.000*SOFR30A + 5.986%), 09/15/2044	210,488	0.0
2,202,426	Freddie Mac REMIC Trust 4401 BL, 3.500%, 10/15/2034	2,139,822	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,976,636 (3)(6)	Freddie Mac REMIC Trust 4407 CS, 1.737%, (-1.000*SOFR30A + 6.086%), 06/15/2044	$542,475	0.0
9,834,294 (3)(6)	Freddie Mac REMIC Trust 4407 PS, 1.137%, (-1.000*SOFR30A + 5.486%), 06/15/2044	563,691	0.0
6,763,635	Freddie Mac REMIC Trust 4444 CZ, 3.000%, 02/15/2045	5,974,206	0.1
9,885,893 (3)(6)	Freddie Mac REMIC Trust 4461 AS, 1.137%, (-1.000*SOFR30A + 5.486%), 04/15/2045	656,497	0.0
3,124,000	Freddie Mac REMIC Trust 4492 VB, 3.500%, 05/15/2035	3,002,936	0.0
2,913,000	Freddie Mac REMIC Trust 4505 PB, 3.000%, 08/15/2045	2,555,829	0.0
8,068,266	Freddie Mac REMIC Trust 4545 PL, 3.500%, 01/15/2046	7,192,026	0.1
9,956,081 (3)(6)	Freddie Mac REMIC Trust 4574 ST, 1.537%, (-1.000*SOFR30A + 5.886%), 04/15/2046	1,078,643	0.0
47,563,064 (3)(6)	Freddie Mac REMIC Trust 4585 AS, 1.637%, (-1.000*SOFR30A + 5.986%), 05/15/2046	4,050,642	0.1
4,203,783	Freddie Mac REMIC Trust 4608 JV, 3.500%, 01/15/2055	3,218,018	0.1
13,556,250 (3)(6)	Freddie Mac REMIC Trust 4611 BS, 1.637%, (-1.000*SOFR30A + 5.986%), 06/15/2041	1,167,937	0.0
9,148,784	Freddie Mac REMIC Trust 4664 KZ, 3.500%, 02/15/2047	8,428,354	0.1
6,133,321	Freddie Mac REMIC Trust 4680 GZ, 3.500%, 03/15/2047	5,525,898	0.1
5,201,685	Freddie Mac REMIC Trust 4682 HZ, 3.500%, 04/15/2047	4,790,259	0.1
2,322,618	Freddie Mac REMIC Trust 4700 KZ, 3.500%, 07/15/2047	2,103,106	0.0
4,338,352	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	3,443,841	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,552,118	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	$3,098,375	0.0
38,426,725	Freddie Mac REMIC Trust 4771 HZ, 3.500%, 03/15/2048	34,895,382	0.4
12,854,179	Freddie Mac REMIC Trust 4776 AZ, 4.000%, 07/15/2047	12,188,406	0.1
347,986	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	328,158	0.0
6,573,065	Freddie Mac REMIC Trust 4795 D, 5.000%, 05/15/2048	6,424,181	0.1
1,744,694	Freddie Mac REMIC Trust 4834 AZ, 3.500%, 10/15/2048	1,606,990	0.0
23,240,836 (3)(6)	Freddie Mac REMIC Trust 4879 DS, 1.637%, (-1.000*SOFR30A + 5.986%), 08/15/2034	1,387,541	0.0
23,085,271 (3)(6)	Freddie Mac REMIC Trust 4892 SA, 1.587%, (-1.000*SOFR30A + 5.936%), 07/15/2049	2,528,650	0.0
1,632,872	Freddie Mac REMIC Trust 4904 HB, 3.000%, 08/25/2049	1,213,976	0.0
6,185,947 (3)(6)	Freddie Mac REMIC Trust 4906 SQ, 1.596%, (-1.000*SOFR30A + 5.936%), 09/25/2049	681,412	0.0
606,535	Freddie Mac REMIC Trust 4914 DB, 3.000%, 09/25/2049	415,552	0.0
2,329,559	Freddie Mac REMIC Trust 4941 CZ, 3.000%, 11/25/2049	2,057,748	0.0
2,532,197	Freddie Mac REMIC Trust 4941 WZ, 3.000%, 11/25/2049	2,225,580	0.0
4,164,090	Freddie Mac REMIC Trust 4950 KE, 2.500%, 12/25/2049	3,610,131	0.1
49,348,281 (6)	Freddie Mac REMIC Trust 4980 KI, 4.500%, 06/25/2050	11,462,288	0.1
49,074,974 (6)	Freddie Mac REMIC Trust 4998 AI, 3.500%, 12/25/2049	10,731,107	0.1
42,419,734 (6)	Freddie Mac REMIC Trust 5014 HI, 4.000%, 09/25/2050	8,770,976	0.1
27,048,742 (6)	Freddie Mac REMIC Trust 5019 HI, 3.500%, 10/25/2050	5,185,055	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,267,995 (3)(6)	Freddie Mac REMIC Trust 5045 BS, 1.860%, (-1.000*SOFR30A + 6.200%), 11/25/2050	$3,235,640	0.1
88,867,034 (6)	Freddie Mac REMIC Trust 5051 BI, 3.000%, 11/25/2050	15,590,637	0.2
44,293,973 (6)	Freddie Mac REMIC Trust 5057 IT, 3.000%, 11/25/2050	7,743,530	0.1
25,792,474 (6)	Freddie Mac REMIC Trust 5072 NI, 3.000%, 01/25/2050	4,472,224	0.1
52,118,672 (6)	Freddie Mac REMIC Trust 5072 QI, 3.500%, 10/25/2050	11,498,500	0.1
73,617,814 (6)	Freddie Mac REMIC Trust 5082 IQ, 3.000%, 03/25/2051	12,783,417	0.2
17,898,795 (6)	Freddie Mac REMIC Trust 5103 HI, 4.000%, 05/25/2051	3,753,705	0.1
18,733,873 (6)	Freddie Mac REMIC Trust 5113 AI, 4.000%, 06/25/2041	2,899,691	0.0
17,632,410 (6)	Freddie Mac REMIC Trust 5114 CI, 4.000%, 01/25/2050	3,564,134	0.1
58,875,508 (6)	Freddie Mac REMIC Trust 5117 IO, 3.000%, 06/25/2051	8,475,071	0.1
24,154,457 (6)	Freddie Mac REMIC Trust 5122 AI, 4.500%, 07/25/2051	5,530,298	0.1
43,686,890 (6)	Freddie Mac REMIC Trust 5125 MI, 4.500%, 11/25/2048	9,781,209	0.1
21,890,373 (6)	Freddie Mac REMIC Trust 5128 IC, 5.500%, 09/25/2041	4,235,424	0.1
49,708,060 (6)	Freddie Mac REMIC Trust 5152 IQ, 4.500%, 10/25/2051	11,670,990	0.1
60,549,152 (6)	Freddie Mac REMIC Trust 5200 IC, 4.000%, 03/25/2051	12,380,509	0.1
1,277,507	Freddie Mac REMIC Trust 5228 EC, 4.000%, 02/25/2050	1,220,858	0.0
48,303,426 (6)	Freddie Mac REMIC Trust 5279 IM, 4.000%, 11/25/2051	9,681,828	0.1
37,156,502 (6)	Freddie Mac REMIC Trust 5322 IO, 4.000%, 09/25/2051	7,921,636	0.1
3,856,141 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA6 M2, 5.840%, (SOFR30A + 1.500%), 10/25/2041	3,859,482	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 M2, 6.140%, (SOFR30A + 1.800%), 11/25/2041	$1,005,118	0.0
6,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 6.440%, (SOFR30A + 2.100%), 09/25/2041	6,542,459	0.1
15,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.090%, (SOFR30A + 3.750%), 12/25/2041	15,408,607	0.2
10,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.690%, (SOFR30A + 2.350%), 12/25/2041	10,098,706	0.1
13,500,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.740%, (SOFR30A + 3.400%), 01/25/2042	13,849,327	0.2
7,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 6.840%, (SOFR30A + 2.500%), 01/25/2042	7,082,438	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.090%, (SOFR30A + 4.750%), 02/25/2042	1,464,035	0.0
10,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 8.090%, (SOFR30A + 3.750%), 02/25/2042	10,761,417	0.1
2,534,500 (1)(3)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 10.090%, (SOFR30A + 5.750%), 09/25/2042	2,762,327	0.0
1,150,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.690%, (SOFR30A + 5.350%), 08/25/2042	1,232,469	0.0
1,800,000 (1)(3)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 7.690%, (SOFR30A + 3.350%), 11/25/2043	1,891,413	0.0
10,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.140%, (SOFR30A + 1.800%), 08/25/2044	10,015,450	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,350,000 (1)(3)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.990%, (SOFR30A + 1.650%), 02/25/2045	$3,335,357	0.1
2,071,348	Freddie Mac Strips 277 30, 3.000%, 09/15/2042	1,868,661	0.0
4,530,204 (6)	Freddie Mac Strips 303 C17, 3.500%, 01/15/2043	786,312	0.0
22,449,430 (3)(6)	Freddie Mac Strips 311 S1, 1.487%, (-1.000*SOFR30A + 5.836%), 08/15/2043	2,386,069	0.0
8,182,790	Freddie Mac Strips 326 350, 3.500%, 03/15/2044	7,585,886	0.1
689,880 (3)(6)	Freddie Mac Strips 344 68, 3.000%, 02/15/2045	81,599	0.0
204,583 (3)(6)	Freddie Mac Strips 344 89, 4.500%, 02/15/2045	36,843	0.0
2,809,460 (6)	Freddie Mac Strips 344 C13, 4.500%, 02/15/2045	579,741	0.0
4,182,172 (6)	Freddie Mac Strips 344 C17, 4.000%, 02/15/2045	783,237	0.0
2,070,461 (3)(6)	Freddie Mac Strips 344 C18, 4.000%, 02/15/2045	339,905	0.0
2,514,220 (3)(6)	Freddie Mac Strips 344 C19, 3.500%, 02/15/2045	324,066	0.0
4,058,916 (6)	Freddie Mac Strips 344 C2, 4.000%, 02/15/2045	759,468	0.0
3,515,141 (6)	Freddie Mac Strips 344 C4, 4.000%, 02/15/2045	677,018	0.0
5,847,066 (6)	Freddie Mac Strips 344 C5, 3.500%, 02/15/2045	1,053,416	0.0
6,125,889 (6)	Freddie Mac Strips 344 C6, 4.000%, 02/15/2045	1,244,472	0.0
3,405,655 (6)	Freddie Mac Strips 344 C7, 4.000%, 02/15/2045	671,252	0.0
2,479,267 (6)	Freddie Mac Strips 344 C8, 3.500%, 02/15/2045	411,754	0.0
3,033,465 (6)	Freddie Mac Strips 344 C9, 3.500%, 02/15/2045	498,151	0.0
7,031,644 (6)	Freddie Mac Strips 347 C14, 3.500%, 02/15/2044	1,223,602	0.0
4,117,119 (6)	Freddie Mac Strips 347 C22, 4.000%, 02/15/2044	743,716	0.0
4,517,318 (6)	Freddie Mac Strips 347 C23, 4.000%, 02/15/2044	850,535	0.0
4,323,548 (6)	Freddie Mac Strips 347 C24, 4.000%, 02/15/2044	803,755	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,851,916 (6)	Freddie Mac Strips 347 C25, 4.000%, 02/15/2044	$761,224	0.0
5,395,781 (6)	Freddie Mac Strips 347 C26, 4.000%, 02/15/2044	1,048,613	0.0
4,795,307 (6)	Freddie Mac Strips 347 C28, 4.500%, 02/15/2044	987,973	0.0
8,253,362 (6)	Freddie Mac Strips 347 C5, 3.000%, 05/15/2043	1,258,664	0.0
16,678,675 (6)	Freddie Mac Strips 365 C23, 3.500%, 10/15/2047	2,950,012	0.0
715,073 (3)	Freddie Mac Structured Pass-Through Certificates T-48 1A, 4.359%, 07/25/2033	684,871	0.0
2,470,748	Freddie Mac Whole Loan Securities Trust 2017-SC01 1A, 3.000%, 12/25/2046	2,146,141	0.0
2,289,268	Freddie Mac Whole Loan Securities Trust 2017-SC01 2A, 3.500%, 12/25/2046	2,028,757	0.0
436,410 (1)(3)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	421,095	0.0
3,504,136 (1)(3)	Galton Funding Mortgage Trust 2018-2 B2, 4.672%, 10/25/2058	3,395,585	0.1
751,413 (3)(6)	Ginnie Mae 2005-37 SI, 1.716%, (-1.000*TSFR1M + 6.036%), 05/20/2035	49,968	0.0
172,073 (3)(6)	Ginnie Mae 2005-7 AH, 2.336%, (-1.000*TSFR1M + 6.656%), 02/16/2035	12,182	0.0
3,779,991 (3)(6)	Ginnie Mae 2007-17 IC, 1.816%, (-1.000*TSFR1M + 6.136%), 04/16/2037	185,317	0.0
738,749 (3)(6)	Ginnie Mae 2007-23 ST, 1.766%, (-1.000*TSFR1M + 6.086%), 04/20/2037	59,131	0.0
936,311 (3)(6)	Ginnie Mae 2007-40 SE, 2.316%, (-1.000*TSFR1M + 6.636%), 07/20/2037	93,661	0.0
4,678,661 (3)(6)	Ginnie Mae 2007-41 SL, 2.266%, (-1.000*TSFR1M + 6.586%), 07/20/2037	409,091	0.0
598,210 (3)(6)	Ginnie Mae 2007-7 EI, 1.766%, (-1.000*TSFR1M + 6.086%), 02/20/2037	48,029	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
560,821 (3)(6)	Ginnie Mae 2008-2 SW, 2.116%, (-1.000*TSFR1M + 6.436%), 01/20/2038	$53,276	0.0
266,267 (3)(6)	Ginnie Mae 2008-35 SN, 1.966%, (-1.000*TSFR1M + 6.286%), 04/20/2038	19,185	0.0
134,230 (3)(6)	Ginnie Mae 2008-40 PS, 2.066%, (-1.000*TSFR1M + 6.386%), 05/16/2038	8,071	0.0
430,216 (3)(6)	Ginnie Mae 2009-25 KS, 1.766%, (-1.000*TSFR1M + 6.086%), 04/20/2039	36,880	0.0
336,328	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	338,980	0.0
306,950	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	306,181	0.0
6,806,071	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	7,048,390	0.1
678,711	Ginnie Mae 2009-34 Z, 4.500%, 05/16/2039	678,842	0.0
560,149	Ginnie Mae 2009-98 DA, 3.250%, 07/16/2039	549,563	0.0
1,805,059	Ginnie Mae 2010-108 WL, 4.000%, 04/16/2040	1,766,175	0.0
2,180,892 (3)(6)	Ginnie Mae 2010-11 SA, 1.986%, (-1.000*TSFR1M + 6.306%), 01/16/2040	189,058	0.0
598,476 (3)(6)	Ginnie Mae 2010-116 NS, 2.216%, (-1.000*TSFR1M + 6.536%), 09/16/2040	42,966	0.0
2,329,151 (3)(6)	Ginnie Mae 2010-116 SK, 2.186%, (-1.000*TSFR1M + 6.506%), 08/20/2040	190,845	0.0
934,353 (3)(6)	Ginnie Mae 2010-14 SB, 2.366%, (-1.000*TSFR1M + 6.686%), 11/20/2035	85,537	0.0
687,068 (3)(6)	Ginnie Mae 2010-149 HS, 1.666%, (-1.000*TSFR1M + 5.986%), 05/16/2040	5,728	0.0
273,896	Ginnie Mae 2010-164 MD, 4.000%, 12/20/2040	265,331	0.0
951,667 (6)	Ginnie Mae 2010-168 BI, 5.000%, 04/20/2040	153,646	0.0
598,704 (3)(6)	Ginnie Mae 2010-68 MS, 1.416%, (-1.000*TSFR1M + 5.736%), 06/20/2040	53,474	0.0
568,241 (6)	Ginnie Mae 2010-99 IT, 5.000%, 08/16/2040	74,833	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
712,401	Ginnie Mae 2011-52 PA, 4.250%, 02/16/2041	$708,662	0.0
1,425,833 (3)(6)	Ginnie Mae 2011-72 SA, 0.916%, (-1.000*TSFR1M + 5.236%), 05/16/2041	92,951	0.0
113,491 (6)	Ginnie Mae 2012-91 QI, 4.500%, 09/20/2041	8,230	0.0
466,081	Ginnie Mae 2013-116 KB, 3.500%, 12/20/2042	458,688	0.0
2,503,427 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	357,707	0.0
7,265,637	Ginnie Mae 2013-170 ZD, 2.500%, 11/16/2043	6,400,049	0.1
63,113	Ginnie Mae 2013-27 KA, 2.250%, 02/20/2043	58,544	0.0
312,541	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	276,781	0.0
911 (6)	Ginnie Mae 2014-10 GI, 4.500%, 01/16/2029	8	0.0
1,987,281 (3)(6)	Ginnie Mae 2014-185 SB, 1.166%, (-1.000*TSFR1M + 5.486%), 12/20/2044	134,266	0.0
1,175,011 (3)(6)	Ginnie Mae 2014-3 QS, 1.716%, (-1.000*TSFR1M + 6.036%), 03/20/2043	61,485	0.0
3,325,957 (3)(6)	Ginnie Mae 2014-3 SU, 1.616%, (-1.000*TSFR1M + 5.936%), 07/20/2039	272,505	0.0
1,795,872 (3)(6)	Ginnie Mae 2014-56 SP, 1.766%, (-1.000*TSFR1M + 6.086%), 12/16/2039	124,856	0.0
4,528,610 (3)(6)	Ginnie Mae 2014-58 SG, 1.166%, (-1.000*TSFR1M + 5.486%), 04/16/2044	245,074	0.0
677,101	Ginnie Mae 2015-27 PB, 3.000%, 08/20/2044	668,570	0.0
12,313,783 (3)(6)	Ginnie Mae 2016-160 GS, 1.666%, (-1.000*TSFR1M + 5.986%), 11/20/2046	1,501,556	0.0
353,015	Ginnie Mae 2016-44 JA, 3.500%, 03/20/2046	324,214	0.0
25,696,010 (3)(6)	Ginnie Mae 2016-6 SB, 1.216%, (-1.000*TSFR1M + 5.536%), 01/20/2046	2,029,327	0.0
5,944,620 (3)(6)	Ginnie Mae 2017-101 SA, 1.766%, (-1.000*TSFR1M + 6.086%), 07/20/2047	747,937	0.0
12,902,583 (3)(6)	Ginnie Mae 2017-163 SH, 1.766%, (-1.000*TSFR1M + 6.086%), 11/20/2047	1,645,930	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,336,301 (3)(6)	Ginnie Mae 2017-19 SE, 1.716%, (-1.000*TSFR1M + 6.036%), 02/16/2047	$757,012	0.0
4,710,211	Ginnie Mae 2018-1 LZ, 3.000%, 01/20/2048	3,750,929	0.1
356,997	Ginnie Mae 2018-104 HZ, 3.500%, 08/20/2048	267,581	0.0
994,781	Ginnie Mae 2018-120 DE, 3.500%, 09/20/2048	926,090	0.0
213,614	Ginnie Mae 2018-122 GZ, 3.500%, 09/20/2048	169,832	0.0
1,343,481	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,229,362	0.0
214,714	Ginnie Mae 2018-147 KZ, 3.750%, 10/20/2048	175,092	0.0
12,648,530 (3)(6)	Ginnie Mae 2018-167 CS, 1.666%, (-1.000*TSFR1M + 5.986%), 12/20/2048	1,361,858	0.0
176,532	Ginnie Mae 2019-100 JB, 3.000%,08/20/2049	131,883	0.0
532,322	Ginnie Mae 2019-100 KB, 3.000%, 08/20/2049	397,010	0.0
1,349,931	Ginnie Mae 2019-100 MC, 3.000%, 08/20/2049	986,327	0.0
78,060,303 (6)	Ginnie Mae 2019-129 AI, 3.500%, 10/20/2049	15,052,540	0.2
35,841,532 (6)	Ginnie Mae 2019-137 GI, 4.000%, 11/20/2049	7,831,443	0.1
17,918,220 (3)(6)	Ginnie Mae 2019-159 SM, 1.616%, (-1.000*TSFR1M + 5.936%), 12/20/2049	2,254,845	0.0
1,081,376	Ginnie Mae 2019-23 NG, 3.500%, 02/20/2049	832,270	0.0
71,326	Ginnie Mae 2019-54 AB, 3.000%, 04/20/2049	55,510	0.0
798,785	Ginnie Mae 2019-78 MB, 3.000%, 06/20/2049	593,419	0.0
416,445	Ginnie Mae 2019-89 KB, 3.000%, 07/20/2049	312,565	0.0
299,424	Ginnie Mae 2019-89 WB, 3.000%, 07/20/2049	220,063	0.0
71,180,506 (6)	Ginnie Mae 2020-187 BI, 2.500%, 12/20/2050	10,619,882	0.1
18,158,346 (6)	Ginnie Mae 2020-188 PI, 3.500%, 06/20/2050	3,516,106	0.1
16,733,933 (3)(6)	Ginnie Mae 2020-32 SG, 1.666%, (-1.000*TSFR1M + 5.986%), 03/20/2050	2,125,986	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,138,992 (3)(6)	Ginnie Mae 2020-34 SQ, 1.616%, (-1.000*TSFR1M + 5.936%), 10/20/2049	$1,662,413	0.0
25,780,748 (3)(6)	Ginnie Mae 2020-46 BS, 0.336%, (-1.000*TSFR1M + 3.236%), 04/20/2050	400,960	0.0
12,888,731 (3)(6)	Ginnie Mae 2020-77 JS, 1.666%, (-1.000*TSFR1M + 5.986%), 10/20/2048	1,178,335	0.0
77,687,979 (6)	Ginnie Mae 2021-139 PI, 2.500%, 08/20/2051	11,068,657	0.1
18,326,894 (6)	Ginnie Mae 2021-161 IC, 4.500%, 09/20/2051	4,174,505	0.1
28,914,944 (6)	Ginnie Mae 2021-57 IG, 3.500%, 09/20/2050	5,597,705	0.1
40,785,747 (3)(6)	Ginnie Mae 2022-172 SB, 1.356%, (-1.000*SOFR30A + 5.700%), 10/20/2052	3,039,211	0.0
1,737,585	Ginnie Mae 2023-99 DV, 5.000%, 07/20/2034	1,767,057	0.0
114,614,534 (3)(6)	Ginnie Mae 2024-184 SN, 0.956%, (-1.000*SOFR30A + 5.300%), 11/20/2054	6,674,738	0.1
6,495,313	Ginnie Mae 2024-20 VZ, 5.500%, 09/20/2053	6,580,920	0.1
267,103 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	240,406	0.0
428,382 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	385,566	0.0
1,068,464 (1)(3)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	961,672	0.0
282,728 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	266,817	0.0
2,689,524 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.373%, 11/25/2049	2,482,589	0.0
1,006,600 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.983%, 03/25/2050	921,553	0.0
1,466,277 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B2A, 3.411%, 10/25/2050	1,282,561	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
903,643 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.411%, 10/25/2050	$740,800	0.0
1,359,644 (1)(3)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.378%, 04/25/2052	1,102,393	0.0
3,142,181 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	3,162,947	0.0
2,054,260 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ6 B2, 6.899%, 04/25/2054	2,134,655	0.0
1,474,858 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 7.134%, 06/25/2054	1,563,288	0.0
821,702 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ2 B3, 6.283%, 07/25/2054	816,801	0.0
2,947,657 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ4 B2, 6.197%, 08/25/2054	2,953,734	0.0
1,930,715 (1)(3)	GS Mortgage-Backed Securities Trust 2024-PJ4 B3, 6.197%, 08/25/2054	1,899,170	0.0
109,385	GSR Mortgage Loan Trust 2007-1F 3A13, 6.000%, 01/25/2037	67,363	0.0
1,241,294 (3)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.811%, (TSFR1M + 0.494%), 09/19/2037	1,071,746	0.0
32,451 (3)	HomeBanc Mortgage Trust 2004-1 2A, 5.295%, (TSFR1M + 0.974%), 08/25/2029	31,647	0.0
5,000,000 (1)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	4,931,044	0.1
306,991 (3)	Impac CMB Trust Series 2005-1 M1, 5.125%, (TSFR1M + 0.804%), 04/25/2035	287,564	0.0
2,000,000 (1)(3)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,501,730	0.0
1,388,982 (3)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.855%, (TSFR1M + 0.534%), 02/25/2046	1,052,729	0.0
36,491 (1)(3)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.984%, 08/25/2049	34,583	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,109,437 (1)(3)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	$1,699,886	0.0
2,246,748 (1)(3)	J.P. Morgan Mortgage Trust 2023-8 B3, 6.284%, 02/25/2054	2,226,039	0.0
5,680,864 (1)(3)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	5,700,656	0.1
302,432	JP Morgan Alternative Loan Trust 2005-S1 1A1, 5.500%, 12/25/2035	87,941	0.0
1,007,823 (3)	JP Morgan Mortgage Trust 2005-A4 B1, 6.091%, 07/25/2035	965,838	0.0
866,649 (1)(3)	JP Morgan Mortgage Trust 2017-1 B4, 3.447%, 01/25/2047	770,561	0.0
1,187,254 (1)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.780%, 12/25/2048	1,080,429	0.0
1,678,275 (1)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.580%, 06/25/2048	1,526,989	0.0
1,615,408 (1)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.580%, 06/25/2048	1,462,859	0.0
2,134,753 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.580%, 06/25/2048	1,915,618	0.0
1,839,661 (1)(3)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	1,681,922	0.0
136,014 (1)(3)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	127,547	0.0
217,856 (1)(3)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	197,274	0.0
484,127 (1)(3)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	435,370	0.0
1,581,635 (1)(3)	JP Morgan Mortgage Trust 2019-INV1 B3, 4.933%, 10/25/2049	1,530,869	0.0
697,921 (1)(3)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	629,490	0.0
236,102 (1)(3)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	210,129	0.0
249,849 (1)(3)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	224,801	0.0
1,917,185 (1)(3)	JP Morgan Mortgage Trust 2020-5 B3, 3.570%, 12/25/2050	1,673,396	0.0
878,443 (1)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.493%, 03/25/2051	775,318	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
187,602 (1)(3)	JP Morgan Mortgage Trust 2020-INV1 A3, 3.500%, 08/25/2050	$169,084	0.0
1,377,798 (1)(3)	JP Morgan Mortgage Trust 2023-10 B3, 6.350%, 05/25/2054	1,370,304	0.0
2,628,145 (1)(3)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	2,675,866	0.0
3,862,873 (1)(3)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	3,813,458	0.1
3,964,852 (1)(3)	JP Morgan Mortgage Trust 2025-CCM1 A9, 5.500%, 06/25/2055	3,904,469	0.1
12,094,228 (3)(6)	Lehman Mortgage Trust 2006-7 2A4, 2.115%, (-1.000*TSFR1M + 6.436%), 11/25/2036	1,762,139	0.0
8,298,681 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.185%, (-1.000*TSFR1M + 6.506%), 01/25/2037	881,647	0.0
171,263 (1)(3)	MFA Trust 2020-NQM3 A3, 1.632%, 01/26/2065	162,038	0.0
3,300,449 (1)(3)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	3,187,431	0.1
2,482,000 (1)(3)	Mill City Mortgage Trust 2015-2 B2, 3.721%, 09/25/2057	2,266,952	0.0
1,000,000 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2020-1 A5A, 2.500%, 12/25/2050	701,463	0.0
4,675,736 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B1, 7.162%, 03/25/2054	5,029,213	0.1
3,930,402 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 A13, 5.500%, 09/25/2054	3,839,216	0.1
1,693,378 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 7.025%, 09/25/2054	1,758,327	0.0
1,573,380 (1)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,554,682	0.0
539,976 (1)(3)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	526,451	0.0
664,811 (1)(3)	Oaktown Re VI Ltd. 2021-1A M1C, 7.340%, (SOFR30A + 3.000%), 10/25/2033	670,756	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,000,000 (1)(3)	Oaktown Re VII Ltd. 2021-2 M1C, 7.690%, (SOFR30A + 3.350%), 04/25/2034	$6,116,703	0.1
35,904 (1)(3)	OBX Trust 2019-EXP1 1A3, 4.000%, 01/25/2059	35,444	0.0
255,733 (1)(3)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	239,606	0.0
1,414,908,494 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	6,853,605	0.1
52,448	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	46,613	0.0
1,133,398 (1)(3)	Provident Funding Mortgage Trust 2020-1 B3, 3.239%, 02/25/2050	965,512	0.0
2,135,398 (1)(3)	Radnor RE Ltd. 2021-1 M1C, 7.040%, (SOFR30A + 2.700%), 12/27/2033	2,155,067	0.0
588,227 (1)(3)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	533,047	0.0
852,948 (1)(3)	RCKT Mortgage Trust 2019-1 B4, 3.891%, 09/25/2049	765,809	0.0
31,190,596 (3)	Seasoned Credit Risk Transfer Trust 2017-4 HT, 3.250%, 06/25/2057	28,170,657	0.3
184,885 (1)(3)	Seasoned Credit Risk Transfer Trust Series 2016-1 M2, 3.750%, 09/25/2055	169,082	0.0
3,165,023	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	2,756,122	0.0
7,302,519	Seasoned Credit Risk Transfer Trust Series 2018-2 MV, 3.500%, 11/25/2057	6,843,691	0.1
3,255,540	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	2,820,663	0.0
2,590,854	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	2,219,547	0.0
2,943,873	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	2,548,336	0.0
1,476,907	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	1,274,240	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
685,157	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	$595,459	0.0
5,936,774	Seasoned Credit Risk Transfer Trust Series 2019-3 MA, 3.500%, 10/25/2058	5,685,247	0.1
754,707	Seasoned Credit Risk Transfer Trust Series 2019-4 M55D, 4.000%, 02/25/2059	706,206	0.0
69,937	Seasoned Credit Risk Transfer Trust Series 2020-3 TTU, 2.500%, 05/25/2060	64,224	0.0
32,340,000	Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	30,122,398	0.3
768,441 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.754%, 05/25/2045	679,078	0.0
982,625 (1)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.730%, 07/25/2045	790,786	0.0
599,762 (1)(3)	Sequoia Mortgage Trust 2017-5 B3, 3.786%, 08/25/2047	546,453	0.0
105,732 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	99,212	0.0
2,083,103 (1)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.427%, 03/25/2048	1,986,060	0.0
493,811 (1)(3)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	445,767	0.0
22,706 (1)(3)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	22,580	0.0
1,783,818 (1)(3)	Sequoia Mortgage Trust 2020-2 B2, 3.631%, 03/25/2050	1,587,016	0.0
2,714,626 (1)(3)	Sequoia Mortgage Trust 2020-3 B2, 3.312%, 04/25/2050	2,383,815	0.0
1,006,205 (1)(3)	Sequoia Mortgage Trust 2021-5 A19, 2.500%, 07/25/2051	815,647	0.0
921,049 (1)(3)	Sequoia Mortgage Trust 2021-5 B3, 3.052%, 07/25/2051	762,358	0.0
1,142,645 (1)(3)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	1,145,912	0.0
4,429,706 (1)(3)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	4,373,040	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,894,527 (1)(3)	Sequoia Mortgage Trust 2025-2 A19, 6.000%, 03/25/2055	$2,902,802	0.0
1,520,892 (1)(3)	Shellpoint Co-Originator Trust 2017-2 B2, 3.631%, 10/25/2047	1,409,176	0.0
1,000,000 (1)(3)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	782,255	0.0
2,015,205 (1)(3)	TIAA Bank Mortgage Loan Trust 2018-2 B2, 3.656%, 07/25/2048	1,832,772	0.0
2,640,000 (1)(3)	Towd Point Mortgage Trust 2015-2 2B2, 4.993%, 11/25/2057	2,606,344	0.0
3,061,107 (1)(3)	Towd Point Mortgage Trust 2016-2 M1, 3.000%, 08/25/2055	3,003,124	0.0
3,200,000 (1)(3)	Towd Point Mortgage Trust 2017-1 M1, 3.750%, 10/25/2056	3,123,998	0.0
2,200,000 (1)(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	2,111,267	0.0
4,873,744 (1)(3)	Triangle Re Ltd. 2021-3 M1B, 7.240%, (SOFR30A + 2.900%), 02/25/2034	4,911,484	0.1
242,454 (3)	Wachovia Mortgage Loan Trust LLC Series Trust 2005-B 2A1, 7.546%, 10/20/2035	237,925	0.0
934,821 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR11 A1C3, 5.455%, (TSFR1M + 1.134%), 08/25/2045	929,339	0.0
34,742,795 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	34,387	0.0
194,801 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.756%, 10/25/2036	177,902	0.0
150,729 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 4.182%, 10/25/2036	138,155	0.0
430,336 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 4.218%, 11/25/2036	379,466	0.0
452,548 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.518%, 12/25/2036	401,757	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,014,570 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.313%, 12/25/2036	$917,958	0.0
274,297 (3)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.884%, 03/25/2037	227,136	0.0
1,720,949 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 6.208%, 06/25/2034	1,677,334	0.0
666,724 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 5.415%, (TSFR1M + 1.094%), 10/25/2045	651,568	0.0
1,046,243 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR16 2A3, 4.518%, 12/25/2036	928,818	0.0
813,856 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.335%, (TSFR1M + 1.014%), 11/25/2035	737,878	0.0
473,986	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	440,361	0.0
2,840,595 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.595%, (12MTA + 0.960%), 08/25/2046	1,572,639	0.0
854,366 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2007-OC1 A4, 5.075%, (TSFR1M + 0.754%), 01/25/2047	773,577	0.0
211,371	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	194,857	0.0
412,399 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 4.895%, (TSFR1M + 0.574%), 01/25/2047	370,122	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
349,226 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.865%, (TSFR1M + 0.544%), 06/25/2037	$301,103	0.0
365,480	Wells Fargo Alternative Loan Trust 2007-PA3 3A1, 6.250%, 07/25/2037	316,055	0.0
100,522 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.154%, 04/25/2036	99,036	0.0
1,782,423 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.512%, 09/25/2049	1,259,782	0.0
499,781 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B3, 3.753%, 08/20/2045	464,955	0.0
815,304 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	751,178	0.0
	Total Collateralized Mortgage Obligations
	(Cost $1,494,933,493)	1,399,884,989	14.7

ASSET-BACKED SECURITIES: 12.4%
	Automobile Asset-Backed Securities: 0.4%
8,134,525 (1)(3)	Bayview Opportunity Master Fund VII LLC 2024-CAR1 A, 5.440%, (SOFR30A + 1.100%), 12/26/2031	8,161,096	0.1
14,950,000 (1)	Bayview Opportunity Master Fund VII Trust 2024-SN1 A3, 5.660%, 03/15/2028	15,060,522	0.2
11,850,000 (1)	Westlake Automobile Receivables Trust 2024-1A B, 5.550%, 11/15/2027	11,937,739	0.1
		35,159,357	0.4
	Home Equity Asset-Backed Securities: 0.1%
2,304,505 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,857,208	0.0
3,641,283 (3)	Freddie Mac Structured Pass-Through Certificates T-31 A7, 4.704%, (SOFR30A + 0.364%), 05/25/2031	3,640,334	0.1
2,512,590 (3)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	920,208	0.0
117,299 (3)	HSI Asset Loan Obligation Trust 2007-WF1 A6, 4.483%, 12/25/2036	87,021	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
423,390 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A3, 4.755%, (TSFR1M + 0.434%), 02/25/2037	$382,110	0.0
510,317 (3)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.895%, (TSFR1M + 0.574%), 02/25/2037	460,501	0.0
498,881 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	498,467	0.0
		7,845,849	0.1
	Other Asset-Backed Securities: 10.9%
9,160,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.831%, (TSFR3M + 1.550%), 04/20/2037	9,146,773	0.1
7,020,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.981%, (TSFR3M + 1.700%), 04/20/2037	7,030,895	0.1
6,800,000 (1)(3)	AB BSL CLO 4 Ltd. 2023-4A A, 6.293%, (TSFR3M + 2.000%), 04/20/2036	6,804,087	0.1
1,000,000 (1)(3)	AB BSL CLO 4 Ltd. 2023-4A A1R, 5.529%, (TSFR3M + 1.300%), 04/20/2038	1,000,301	0.0
1,009,203 (1)(3)(6)(7)	American Homes 4 Rent Trust 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
21,690,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 5.652%, (TSFR3M + 1.350%), 04/15/2035	21,693,340	0.2
8,990,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 6.017%, (TSFR3M + 1.700%), 02/20/2038	8,978,106	0.1
2,050,000 (1)(3)	Apidos CLO XXXII 2019-32A A1R, 5.390%, (TSFR3M + 1.100%), 01/20/2033	2,046,113	0.0
10,000,000 (1)(3)	Apidos CLO XXXV 2021-35A C, 6.205%, (TSFR3M + 1.912%), 04/20/2034	9,929,370	0.1
2,029,500 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,992,693	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
398,731 (1)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	$383,587	0.0
640,226 (1)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	592,445	0.0
8,943,325 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.784%, (TSFR1M + 1.464%), 11/15/2036	8,945,597	0.1
14,200,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 4.871%, (TSFR3M + 1.650%), 04/15/2038	14,204,785	0.1
7,268,492 (1)(3)	Barings CLO Ltd. 2018-4A A1R, 5.452%, (TSFR3M + 1.150%), 10/15/2030	7,264,974	0.1
6,250,000 (1)(3)	Barings CLO Ltd. 2019-4A CR, 6.502%, (TSFR3M + 2.200%), 07/15/2037	6,273,906	0.1
13,890,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.833%, (TSFR3M + 1.550%), 04/20/2038	13,902,376	0.1
450,000 (1)(3)	Benefit Street Partners CLO VIII Ltd.2015-8A A1BR, 5.755%, (TSFR3M + 1.462%), 01/20/2031	450,578	0.0
4,600,000 (1)(3)	Benefit Street Partners CLO XXIII Ltd. 2021-23A C, 6.762%, (TSFR3M + 2.462%), 04/25/2034	4,607,015	0.0
20,100,000 (1)(3)	Benefit Street Partners CLO XXIX Ltd. 2022-29A AR, 5.485%, (TSFR3M + 1.180%), 01/25/2038	20,112,362	0.2
8,750,000 (1)(3)	Birch Grove CLO 10 Ltd. 2024-10A A, 5.949%, (TSFR3M + 1.390%), 01/22/2038	8,719,445	0.1
13,650,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A A1, 5.513%, (TSFR3M + 1.170%), 04/22/2038	13,630,235	0.1
19,040,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.893%, (TSFR3M + 1.550%), 04/22/2038	19,050,129	0.2
2,000,000 (1)(3)	BlueMountain CLO Ltd. 2014-2A A2R2, 5.955%, (TSFR3M + 1.662%), 10/20/2030	2,001,040	0.0

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
12,524,067 (1)(3)	BlueMountain CLO Ltd. 2016-3A A1R2, 5.523%, (TSFR3M + 1.200%), 11/15/2030	$12,524,744	0.1
5,350,000 (1)(3)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.564%, (TSFR3M + 2.262%), 04/15/2034	5,321,725	0.1
2,800,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	2,818,063	0.0
7,570,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.725%, (TSFR3M + 1.432%), 07/20/2034	7,573,513	0.1
4,400,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.555%, (TSFR3M + 2.262%), 07/20/2034	4,403,511	0.0
5,000,000 (1)(3)	BSPRT Issuer Ltd. 2023-FL10 A, 6.578%, (TSFR1M + 2.259%), 09/15/2035	5,025,800	0.1
6,600,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 7.069%, (TSFR3M + 2.762%), 07/16/2032	6,530,918	0.1
1,755,356 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A1R2, 5.534%, (TSFR3M + 1.232%), 04/17/2031	1,756,023	0.0
3,250,000 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 5.694%, (TSFR3M + 1.392%), 04/17/2031	3,245,583	0.0
19,028,159 (1)(3)	Carlyle Global Market Strategies CLO Ltd. 2015-4A A1RR, 5.513%, (TSFR3M + 1.220%), 07/20/2032	19,034,857	0.2
10,000,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A CR3, 6.329%, (TSFR3M + 2.050%), 01/23/2038	10,008,850	0.1
13,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.542%, (TSFR3M + 1.220%), 01/17/2038	12,949,950	0.1
26,209 (3)	Chase Funding Trust Series 2003-5 2A2, 5.035%, (TSFR1M + 0.714%), 07/25/2033	26,210	0.0
7,160,000 (1)(3)	CIFC Funding Ltd. 2018-2A A1R, 5.663%, (TSFR3M + 1.370%), 10/20/2037	7,165,263	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,000,000 (1)(3)	CIFC Funding Ltd. 2019-6A A2R, 6.008%, (TSFR3M + 1.700%), 07/16/2037	$2,999,529	0.0
1,822,912 (1)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	1,686,237	0.0
5,627,381 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	5,153,676	0.1
10,855,123 (1)(3)	Crestline Denali CLO XVII Ltd. 2018-1A ARR, 5.432%, (TSFR3M + 1.130%), 10/15/2031	10,859,476	0.1
4,488,750 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	4,384,714	0.0
2,315,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	2,293,281	0.0
2,510,875 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	2,484,193	0.0
5,365,936 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	5,340,267	0.1
5,145,302 (1)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	4,746,262	0.1
6,400,000 (1)(3)	Dryden 49 Senior Loan Fund 2017-49A CR, 6.605%, (TSFR3M + 2.312%), 07/18/2030	6,408,960	0.1
11,400,000 (1)(3)	Dryden 75 CLO Ltd. 2019-75A CR2, 6.364%, (TSFR3M + 2.062%), 04/15/2034	11,350,843	0.1
8,000,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 5.805%, (TSFR3M + 1.512%), 01/20/2030	8,012,952	0.1
17,790,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.872%, (TSFR3M + 1.550%), 04/20/2038	17,681,783	0.2
8,990,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.869%, (TSFR3M + 1.550%), 01/20/2038	8,959,982	0.1
21,900,000 (1)(3)	Empower CLO Ltd. 2022-1A A1R, 5.683%, (TSFR3M + 1.390%), 10/20/2037	21,887,429	0.2
5,236,875 (1)	Five Guys Holdings, Inc. 2023-1A A2, 7.549%, 01/26/2054	5,439,914	0.1

See Accompanying Notes to Financial Statements

VOYA INTERMEDIATE BOND FUND	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025 (CONTINUED)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,802,315 (1)(3)	FS Rialto 2021-FL3 A, 5.684%, (TSFR1M + 1.364%), 11/16/2036	$4,801,734	0.1
9,754,982 (1)(3)	Galaxy XXVI CLO Ltd. 2018-26A AR, 5.499%, (TSFR3M + 1.170%), 11/22/2031	9,756,270	0.1
4,666,875 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	4,724,105	0.1
398,534 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	371,576	0.0
387,852 (1)	HERO Funding Trust 2016-2A A, 3.750%, 09/20/2041	357,891	0.0
980,358 (1)	HERO Funding Trust 2016-4A A2, 4.290%, 09/20/2047	907,250	0.0
7,800,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	7,896,676	0.1
10,030,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.806%, (TSFR3M + 1.550%), 04/15/2038	10,042,538	0.1
6,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 5.805%, (TSFR3M + 1.512%), 01/20/2031	5,991,000	0.1
5,423,818 (1)(3)	LCM 30 Ltd. 30A AR, 5.635%, (TSFR3M + 1.342%), 04/20/2031	5,423,341	0.1
5,000,000 (1)(3)	LCM XVIII L.P. 18A A2R, 5.775%, (TSFR3M + 1.482%), 04/20/2031	4,992,500	0.1
11,900,000 (1)(3)	LCM XXIV Ltd. 24A CR, 6.455%, (TSFR3M + 2.162%), 03/20/2030	11,929,084	0.1
7,092,005 (1)	Loanpal Solar Loan Ltd. 2021-2GS A, 2.220%, 03/20/2048	5,581,453	0.1
6,150,000 (1)(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 6.555%, (TSFR3M + 2.262%), 04/19/2033	6,157,312	0.1
6,250,000 (1)(3)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 5.964%, (TSFR3M + 1.662%), 10/15/2032	6,253,581	0.1
6,502,521 (1)(3)	Magnetite XII Ltd. 2015-12A AR4, 5.452%, (TSFR3M + 1.150%), 10/15/2031	6,508,380	0.1
10,580,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.835%, (TSFR3M + 1.550%), 04/15/2038	10,593,225	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
31,780,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1, 5.664%, (TSFR3M + 1.362%), 07/15/2034	$31,798,305	0.3
14,700,000 (1)(3)	Marble Point CLO XIX Ltd. 2020-3A AR, 5.693%, (TSFR3M + 1.400%), 01/19/2034	14,697,031	0.2
10,000,000 (1)(3)	MF1 Ltd. 2021-FL6 AS, 5.881%, (TSFR1M + 1.564%), 07/16/2036	9,988,727	0.1
3,711,320 (1)(3)	MF1 Ltd. 2022-FL8 A, 5.667%, (TSFR1M + 1.350%), 02/19/2037	3,714,441	0.0
4,000,000 (1)(3)	MF1 Ltd. 2023-FL12 A, 6.383%, (TSFR1M + 2.066%), 10/19/2038	4,018,267	0.0
3,500,000 (1)(3)	MF1 Ltd. 2024-FL14 A, 6.054%, (TSFR1M + 1.737%), 03/19/2039	3,518,375	0.0
5,500,000 (1)(3)	MF1 Ltd. 2024-FL15 A, 6.988%, (TSFR1M + 1.688%), 08/18/2041	5,525,435	0.1
552,185 (1)	Mill City Solar Loan Ltd. 2019-1A A, 4.340%, 03/20/2043	498,690	0.0
2,840,093 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	2,557,328	0.0
1,853,794 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,705,956	0.0
3,161,592 (1)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	2,912,402	0.0
406,466 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	360,263	0.0
2,408,051 (1)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	2,141,850	0.0
2,892,563 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,517,274	0.0
5,796,029 (1)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	4,896,646	0.1
2,622,440 (1)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	2,086,480	0.0
7,671,125 (1)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	7,530,643	0.1
1,087,974 (1)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	1,005,060	0.0
5,597,099 (1)	Mosaic Solar Loans LLC 2024-1A A, 5.500%, 09/20/2049	5,515,993	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
9,100,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A AR3, 5.690%, (TSFR3M + 1.400%), 07/22/2038	$9,108,372	0.1
6,010,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.693%, (TSFR3M + 1.400%), 07/20/2037	6,013,089	0.1
5,930,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 6.006%, (TSFR3M + 1.750%), 04/15/2038	5,937,413	0.1
13,850,000 (1)(3)	Octagon Investment Partners 29 Ltd. 2016- 1A A1R2, 5.713%, (TSFR3M + 1.420%), 07/18/2037	13,807,536	0.1
4,500,000 (1)(3)	Octagon Investment Partners 32 Ltd. 2017- 1A CR3, 6.661%, (TSFR3M + 2.050%), 10/31/2037	4,513,451	0.0
4,060,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 5.905%, (TSFR3M + 1.612%), 07/19/2030	4,061,981	0.0
6,700,000 (1)(3)	OHA Credit Funding 9 Ltd. 2021-9A CR, 6.243%, (TSFR3M + 1.950%), 10/19/2037	6,710,378	0.1
10,700,000 (1)(3)	OHA Credit Partners VII Ltd. 2012-7A CR4, 6.022%, (TSFR3M + 1.700%), 02/20/2038	10,597,697	0.1
7,650,000 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	7,674,133	0.1
128,698 (1)	Pagaya AI Debt Selection Trust 2021- HG1 A, 1.220%, 01/16/2029	127,680	0.0
21,880,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.822%, (TSFR3M + 1.500%), 04/20/2038	21,689,600	0.2
5,800,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A BR, 6.122%, (TSFR3M + 1.800%), 04/20/2038	5,773,662	0.1
7,550,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 5.964%, (TSFR3M + 1.662%), 01/15/2035	7,562,450	0.1
7,410,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.921%, (TSFR3M + 1.600%), 02/15/2033	7,413,994	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
6,303 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.398%, 01/25/2036	$6,271	0.0
4,848,000 (1)	Primrose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	4,782,985	0.1
9,150,000 (1)(3)	Rockland Park CLO Ltd. 2021-1A C, 6.455%, (TSFR3M + 2.162%), 04/20/2034	9,159,818	0.1
5,692,500 (1)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	5,830,529	0.1
4,652,000 (1)	SoFi Consumer Loan Program Trust 2025-1 C, 5.420%, 02/27/2034	4,712,901	0.1
6,965,417 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	6,786,734	0.1
3,860,000 (1)	Sonic Capital LLC 2021-1A A2II, 2.636%, 08/20/2051	3,225,378	0.0
18,000,000 (1)(3)	Sound Point Clo XVI Ltd. 2017-2A CR, 6.762%, (TSFR3M + 2.462%), 07/25/2030	18,039,474	0.2
9,950,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.862%, (TSFR3M + 2.562%), 04/25/2034	9,963,263	0.1
26,740,792 (1)(3)	Sound Point CLO XXVIII Ltd. 2020-3A A1R, 5.580%, (TSFR3M + 1.280%), 01/25/2032	26,708,917	0.3
5,321,641 (1)(3)	Southwick Park CLO LLC 2019-4A A1R, 5.615%, (TSFR3M + 1.322%), 07/20/2032	5,323,547	0.1
3,874,610 (1)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	3,679,140	0.0
2,898,817 (1)	Sunnova Helios V Issuer LLC 2021-A A, 1.800%, 02/20/2048	2,282,595	0.0
12,303,864 (1)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	11,995,891	0.1
6,962,725 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	5,710,621	0.1
7,964,520 (1)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	6,599,430	0.1
4,068,134 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	3,902,658	0.0
6,350,000 (1)	Sunrun Bacchus Issuer LLC 2025-1A A1, 5.990%, 04/30/2060	6,334,420	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,116,169 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	$3,882,087	0.0
2,894,611 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	2,695,986	0.0
11,990,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.831%, (TSFR3M + 1.550%), 04/20/2038	11,996,235	0.1
12,810,345 (1)(3)	Symphony CLO XVI Ltd. 2015-16A ARR, 5.502%, (TSFR3M + 1.200%), 10/15/2031	12,800,622	0.1
15,376,397 (1)(3)	Symphony CLO XX Ltd. 2018-20A AR2, 5.408%, (TSFR3M + 1.100%), 01/16/2032	15,353,548	0.2
8,450,000 (1)(3)	Symphony CLO XXVI Ltd. 2021-26A CR, 6.555%, (TSFR3M + 2.262%), 04/20/2033	8,427,844	0.1
13,950,000 (1)(3)	Texas Debt Capital CLO Ltd. 2023-1A A, 6.093%, (TSFR3M + 1.800%), 04/20/2036	13,959,277	0.1
4,922,000 (1)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	4,399,238	0.0
4,141,000 (1)	Textainer Marine Containers VII Ltd. 2021-1A A, 1.680%, 02/20/2046	3,811,260	0.0
10,402,612 (1)(3)	THL Credit Wind River CLO Ltd. 2015-1A A1R3, 5.493%, (TSFR3M + 1.200%), 10/20/2030	10,407,626	0.1
15,822,485 (1)(3)	TIAA CLO I Ltd. 2016-1A ARR, 5.543%, (TSFR3M + 1.250%), 07/20/2031	15,827,516	0.2
12,450,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	12,702,498	0.1
14,502,945 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.552%, (TSFR3M + 1.250%), 07/15/2032	14,496,202	0.2
3,421,799 (1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	3,317,128	0.0
12,580,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 6.164%, (TSFR3M + 1.600%), 10/15/2034	12,470,051	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
10,000,000 (1)(3)	Wind River CLO Ltd. 2021-1A CR, 6.543%, (TSFR3M + 2.250%), 07/20/2037	$9,931,960	0.1
7,900,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	8,028,075	0.1
15,295,250 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	14,007,690	0.1
		1,040,662,593	10.9

	Student Loan Asset-Backed Securities: 1.0%
265,915 (1)	Commonbond Student Loan Trust 2016-B B, 4.000%, 10/25/2040	249,958	0.0
453,716 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	397,868	0.0
69,007 (1)	Commonbond Student Loan Trust-GS 2018-AGS C, 3.820%, 02/25/2044	57,880	0.0
2,435,050 (1)	Commonbond Student Loan Trust-GS 2020-AGS A, 1.980%, 08/25/2050	2,126,256	0.0
1,311,920 (1)(3)	ELFI Graduate Loan Program LLC 2021-A B, 2.090%, 12/26/2046	1,083,891	0.0
32,272 (1)	Laurel Road Prime Student Loan Trust 2017-B BFX, 3.020%, 08/25/2042	32,209	0.0
3,110,796 (1)	Laurel Road Prime Student Loan Trust 2020-A A2FX, 1.400%, 11/25/2050	2,878,386	0.0
1,634,215 (1)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	1,542,378	0.0
1,983,871 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	1,835,970	0.0
8,892,428 (1)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	8,360,772	0.1
3,744,531 (1)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	3,405,319	0.0
5,050,000 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	4,717,858	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,850,000 (1)	Navient Private Education Refi Loan Trust 2021-FA B, 2.120%, 02/18/2070	$1,296,100	0.0
2,700,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,424,310	0.0
1,450,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,422,776	0.0
9,530,960 (1)	SMB Private Education Loan Trust 2019-B A2A, 2.840%, 06/15/2037	9,289,532	0.1
2,008,829 (1)	SMB Private Education Loan Trust 2023-A A1A, 5.380%, 01/15/2053	2,034,988	0.0
1,900,000 (1)	SMB Private Education Loan Trust 2023-A B, 5.880%, 01/15/2053	1,929,366	0.0
18,590,122 (1)	SMB Private Education Loan Trust-A 2020-PTA A2A, 1.600%, 09/15/2054	17,411,350	0.2
3,250,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	3,125,581	0.0
3,000,000 (1)	Sofi Professional Loan Program LLC 2019-B BFX, 3.730%, 08/17/2048	2,761,372	0.0
3,900,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	3,741,104	0.1
8,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	7,711,830	0.1
1,715,085 (1)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	1,696,594	0.0
786,290 (1)	Sofi Professional Loan Program Trust 2018-D A2FX, 3.600%, 02/25/2048	777,227	0.0
5,800,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	5,579,936	0.1
6,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	5,775,028	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
4,950,056 (1)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	$4,621,154	0.1
		98,286,993	1.0
	Total Asset-Backed Securities
	(Cost $1,197,980,291)	1,181,954,792	12.4

U.S. TREASURY OBLIGATIONS: 11.1%
	United States Treasury Bonds: 4.1%
58,000	1.250%, 05/15/2050	28,817	0.0
2,699,000	1.375%, 11/15/2040	1,755,193	0.0
268,000	1.625%, 11/15/2050	145,955	0.0
9,469,100	2.875%, 05/15/2052	6,878,044	0.1
14,333,300	3.250%, 05/15/2042	12,116,957	0.1
25,095,900	4.500%, 11/15/2054	24,735,147	0.3
738,000	4.625%, 02/15/2055	743,074	0.0
336,751,200 (2)	4.750%, 02/15/2045	342,960,050	3.6
		389,363,237	4.1
	United States Treasury Notes: 7.0%
132,000	0.625%, 05/15/2030	111,700	0.0
8,184,600	1.250%, 11/30/2026	7,834,516	0.1
25,131,200	1.250%, 09/30/2028	22,965,106	0.3
3,309,100	1.500%, 01/31/2027	3,168,722	0.0
17,183,400	1.500%, 11/30/2028	15,782,550	0.2
40,000,000 (2)	2.625%, 01/31/2026	39,524,314	0.4
50,000,000	2.750%, 05/15/2025	49,909,727	0.5
4,089,400	2.750%, 08/15/2032	3,739,884	0.0
46,866,500	3.375%, 09/15/2027	46,315,453	0.5
107,340,000 (2)	3.875%, 03/31/2027	107,306,456	1.1
158,707,000	3.875%, 03/15/2028	158,688,401	1.7
747,000	3.875%, 08/15/2034	728,267	0.0
57,054,000	4.000%, 03/31/2030	57,172,119	0.6
26,020,000	4.125%, 03/31/2032	26,095,214	0.3
1,695,100	4.375%, 05/15/2034	1,718,375	0.0
719,000	4.625%, 06/15/2027	730,150	0.0
114,591,400	4.625%, 02/15/2035	118,396,192	1.3
		660,187,146	7.0
	Total U.S. Treasury Obligations
	(Cost $1,050,201,161)	1,049,550,383	11.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.9%
7,250,000 (1)(3)	Acrec 2025 Fl 3 LLC 2025-FL3 A, 5.626%, (TSFR1M + 1.310%), 08/18/2042	7,255,491	0.1
11,831,576 (1)(3)	AREIT LLC 2023-CRE8 A, 6.431%, (TSFR1M + 2.112%), 08/17/2041	11,877,767	0.1
2,500,000 (1)(3)	AREIT Ltd. 2024-CRE9 A, 6.006%, (TSFR1M + 1.686%), 05/17/2041	2,503,756	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,000,000 (1)(3)	AREIT Ltd. 2025-CRE10 A, 5.707%, (TSFR1M + 1.388%), 12/17/2029	$6,001,705	0.1
5,000,000 (1)(3)	ARES Commercial Mortgage Trust 2024-IND A, 6.011%, (TSFR1M + 1.692%), 07/15/2041	4,995,817	0.1
10,000,000 (1)(3)	ARES Commercial Mortgage Trust 2024-IND2 A, 5.762%, (TSFR1M + 1.443%), 10/15/2034	9,990,088	0.1
1,500,000 (1)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	1,522,766	0.0
3,600,000 (1)	Atrium Hotel Portfolio Trust 2024-ATRM A, 5.049%, 11/10/2029	3,602,229	0.0
4,000,000 (1)	Atrium Hotel Portfolio Trust 2024-ATRM B, 5.501%, 11/10/2029	4,058,534	0.0
2,500,000 (1)(3)	BAHA Trust 2024-MAR A, 5.574%, 12/10/2041	2,539,904	0.0
2,500,000 (1)(3)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	2,595,062	0.0
7,500,000 (1)(3)	BAMLL Trust 2025-ASHF B, 6.670%, (TSFR1M + 2.350%), 02/15/2042	7,491,408	0.1
2,500,000	BANK 2017-BNK4 A4, 3.625%, 05/15/2050	2,440,369	0.0
4,656,000 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	3,445,202	0.0
28,157,142 (3)(6)	BANK 2017-BNK4 XA, 1.329%, 05/15/2050	545,847	0.0
167,655,000 (3)(6)	BANK 2017-BNK8 XB, 0.182%, 11/15/2050	765,538	0.0
3,600,000 (1)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	2,385,843	0.0
175,326,422 (3)(6)	BANK 2018-BN14 XA, 0.501%, 09/15/2060	2,371,193	0.0
19,110,000 (1)(3)(6)	BANK 2018-BN14 XD, 1.618%, 09/15/2060	911,270	0.0
22,365,605 (3)(6)	BANK 2019-BN16 XA, 0.931%, 02/15/2052	607,449	0.0
88,557,985 (3)(6)	BANK 2019-BN19 XA, 0.927%, 08/15/2061	3,003,409	0.0
5,971,468 (3)(6)	BANK 2020-BN30 XA, 1.274%, 12/15/2053	321,909	0.0
3,000,000 (3)	BANK5 2024-5YR10 B, 6.140%, 10/15/2057	3,049,339	0.0
2,500,000 (3)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	2,463,118	0.0
5,000,000	BANK5 2024-5YR7 A3, 5.769%, 06/15/2057	5,172,549	0.1
92,840,000 (1)(3)(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	55,402	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,859,312 (3)(6)	BBCMS Mortgage Trust 2022-C17 XA, 1.150%, 09/15/2055	$725,308	0.0
5,250,000	BBCMS Mortgage Trust 2024-5C29 B, 5.858%, 09/15/2057	5,295,573	0.1
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	990,954	0.0
19,117,523 (3)(6)	BBCMS Trust 2021-C10 XA, 1.212%, 07/15/2054	1,052,721	0.0
2,000,000 (1)(3)	BDS LLC 2024-FL13 A, 5.893%, (TSFR1M + 1.576%), 09/19/2039	2,006,389	0.0
1,767,664 (1)(3)	BDS Ltd. 2021-FL10 A, 5.781%, (TSFR1M + 1.464%), 12/16/2036	1,770,364	0.0
183,256 (1)(3)	BDS Ltd. 2021-FL9 A, 5.501%, (TSFR1M + 1.184%), 11/16/2038	183,047	0.0
3,000,000 (3)	Benchmark Mortgage Trust 2018-B3 B, 4.295%, 04/10/2051	2,741,680	0.0
49,235,018 (3)(6)	Benchmark Mortgage Trust 2019-B12 XA, 1.066%, 08/15/2052	1,424,901	0.0
2,000,000 (3)	Benchmark Mortgage Trust 2019-B13 C, 3.839%, 08/15/2057	1,629,539	0.0
33,948,611 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.012%, 03/15/2052	1,082,835	0.0
25,144,420 (3)(6)	Benchmark Mortgage Trust 2020-B17 XA, 1.385%, 03/15/2053	1,165,660	0.0
104,016,563 (3)(6)	Benchmark Mortgage Trust 2020-B19 XA, 1.756%, 09/15/2053	5,144,919	0.1
56,818,073 (3)(6)	Benchmark Mortgage Trust 2020-B20 XA, 1.600%, 10/15/2053	3,191,315	0.0
45,441,433 (3)(6)	Benchmark Mortgage Trust 2020-B21 XA, 1.436%, 12/17/2053	2,583,761	0.0
4,870,451 (3)(6)	Benchmark Mortgage Trust 2021-B28 XA, 1.258%, 08/15/2054	267,824	0.0
2,250,000 (1)	Benchmark Mortgage Trust 2021-B30 D, 2.000%, 11/15/2054	1,488,764	0.0
3,000,000 (3)	Benchmark Mortgage Trust 2022-B34 A5, 3.786%, 04/15/2055	2,734,819	0.0
2,670,000 (3)	Benchmark Mortgage Trust 2023-V3 A3, 6.363%, 07/15/2056	2,784,838	0.0
5,000,000 (3)	Benchmark Mortgage Trust 2024-V8 A3, 6.189%, 07/15/2057	5,244,264	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,500,000 (1)(3)	BFLD Commercial Mortgage Trust 2024- UNIV A, 5.812%, (TSFR1M + 1.493%), 11/15/2041	$4,501,361	0.1
4,634,985 (1)(3)	BFLD Mortgage Trust 2024-WRHS C, 6.760%, (TSFR1M + 2.441%), 08/15/2026	4,628,554	0.1
2,100,000 (1)(3)	BIG Commercial Mortgage Trust 2022- BIG B, 6.060%, (TSFR1M + 1.741%), 02/15/2039	2,085,875	0.0
10,895,555 (1)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	8,702,693	0.1
7,671,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.428%, 05/25/2052	6,245,186	0.1
5,000,000	BMO Mortgage Trust 2024-5C5 A3, 5.857%, 02/15/2057	5,165,518	0.1
750,000 (3)	BMO Mortgage Trust 2024-5C6 C, 5.885%, 09/15/2057	754,470	0.0
5,000,000 (1)(3)	BMP 2024-MF23 C, 6.160%, (TSFR1M + 1.841%), 06/15/2041	4,993,287	0.1
5,000,000 (1)(3)	BOCA Commercial Mortgage Trust 2024- BOCA A, 6.240%, (TSFR1M + 1.921%), 08/15/2041	5,030,480	0.1
5,000,000 (1)(3)	BX 2024-BRVE A, 6.160%, (TSFR1M + 1.841%), 04/15/2026	5,014,369	0.1
5,192,308 (1)(3)	BX 2024-PALM A, 5.860%, (TSFR1M + 1.541%), 06/15/2037	5,180,778	0.1
5,302,500 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 6.604%, (TSFR1M + 2.285%), 10/15/2036	5,199,829	0.1
3,762,845 (1)(3)	BX Commercial Mortgage Trust 2021- IRON E, 6.783%, (TSFR1M + 2.464%), 02/15/2038	3,634,182	0.0
1,898,475 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT A, 5.134%, (TSFR1M + 0.814%), 09/15/2036	1,882,803	0.0
1,484,708 (1)(3)	BX Commercial Mortgage Trust 2021- VOLT D, 6.084%, (TSFR1M + 1.764%), 09/15/2036	1,466,561	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000 (1)(3)	BX Commercial Mortgage Trust 2021-VOLT F, 6.834%, (TSFR1M + 2.514%), 09/15/2036	$1,479,258	0.0
3,000,000 (1)(3)	BX Commercial Mortgage Trust 2023-VLT3 A, 6.259%, (TSFR1M + 1.940%), 11/15/2028	3,008,360	0.0
3,580,044 (1)(3)	BX Commercial Mortgage Trust 2023-XL3 A, 6.081%, (TSFR1M + 1.761%), 12/09/2040	3,585,289	0.0
3,500,000 (1)(3)	BX Commercial Mortgage Trust 2024-AIR2 A, 5.812%, (TSFR1M + 1.492%), 10/15/2041	3,505,244	0.0
5,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-AIRC A, 6.010%, (TSFR1M + 1.691%), 08/15/2039	5,008,176	0.1
4,688,570 (1)(3)	BX Commercial Mortgage Trust 2024-GPA3 A, 5.612%, (TSFR1M + 1.293%), 12/15/2039	4,683,436	0.1
4,935,031 (1)(3)	BX Commercial Mortgage Trust 2024-KING A, 5.860%, (TSFR1M + 1.541%), 05/15/2034	4,929,971	0.1
2,389,981 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 5.960%, (TSFR1M + 1.641%), 05/15/2041	2,392,120	0.0
5,295,904 (1)(3)	BX Commercial Mortgage Trust 2024-MF D, 7.009%, (TSFR1M + 2.690%), 02/15/2039	5,304,543	0.1
3,000,000 (1)(3)	BX Commercial Mortgage Trust 2024-VLT5 C, 5.779%, 11/13/2046	2,978,330	0.0
8,647,033 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 6.260%, (TSFR1M + 1.941%), 03/15/2041	8,653,847	0.1
3,800,000 (1)(3)	BX Trust 2021-LBA EJV, 6.434%, (TSFR1M + 2.114%), 02/15/2036	3,749,992	0.0
1,423,458 (1)(3)	BX Trust 2021-LBA EV, 6.434%, (TSFR1M + 2.114%), 02/15/2036	1,404,725	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
941,921 (1)(3)	BX Trust 2021-SDMF E, 6.020%, (TSFR1M + 1.701%), 09/15/2034	$924,052	0.0
722,095 (1)(3)	BX Trust 2022-FOX2 C, 5.629%, (TSFR1M + 1.309%), 04/15/2039	715,498	0.0
1,180,000 (1)(3)	BX Trust 2022-LBA6 C, 5.919%, (TSFR1M + 1.600%), 01/15/2039	1,177,611	0.0
5,000,000 (1)(3)	BX Trust 2024-BIO B, 6.260%, (TSFR1M + 1.941%), 02/15/2041	5,002,269	0.1
1,521,509 (1)(3)	BX Trust 2024-CNYN C, 6.260%, (TSFR1M + 1.941%), 04/15/2041	1,521,365	0.0
1,056,604 (1)(3)	BX Trust 2024-CNYN D, 7.009%, (TSFR1M + 2.690%), 04/15/2041	1,056,472	0.0
7,516,512 (1)(3)	BX Trust 2024-FNX A, 5.761%, (TSFR1M + 1.442%), 11/15/2041	7,509,237	0.1
5,000,000 (1)(3)	BX Trust 2024-VLT4 A, 5.811%, (TSFR1M + 1.491%), 07/15/2029	4,982,566	0.1
5,000,000 (1)(3)	BX Trust 2025-ROIC C, 5.862%, (TSFR1M + 1.543%), 03/15/2030	4,977,714	0.1
7,200,000 (1)(3)	BX Trust 2025-VLT6 C, 6.511%, (TSFR1M + 2.192%), 03/15/2042	7,165,990	0.1
10,000,000 (1)(3)	BXSC Commercial Mortgage Trust 2022-WSS C, 6.711%, (TSFR1M + 2.391%), 03/15/2035	10,004,628	0.1
3,000,000 (1)(3)	BXSC Commercial Mortgage Trust 2022-WSS E, 8.454%, (TSFR1M + 4.134%), 03/15/2035	3,003,476	0.0
4,000,000 (1)(3)	Caliun 2024-SUN A, 6.213%, (TSFR1M + 1.891%), 07/15/2041	4,007,149	0.0
69,527,692 (3)(6)	CCUBS Commercial Mortgage Trust 2017-C1 XA, 1.012%, 11/15/2050	1,346,970	0.0
19,737,104 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.334%, 08/10/2049	168,401	0.0
45,113,000 (1)(3)(6)	CD Mortgage Trust 2016-CD1 XB, 0.667%, 08/10/2049	291,777	0.0
25,866,405 (3)(6)	CD Mortgage Trust 2017-CD4 XA, 1.218%, 05/10/2050	483,156	0.0
1,500,000 (3)	CFCRE Commercial Mortgage Trust 2016-C7 C, 4.362%, 12/10/2054	1,388,123	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)	CFK Trust 2020-MF2 C, 2.995%, 03/15/2039	$1,797,588	0.0
5,000,000 (3)	Citigroup Commercial Mortgage Trust 2015-GC35 AS, 4.072%, 11/10/2048	4,706,938	0.1
3,000,000	Citigroup Commercial Mortgage Trust 2016-C1 B, 4.117%, 05/10/2049	2,942,594	0.0
3,000,000	Citigroup Commercial Mortgage Trust 2016-GC37 A4, 3.314%, 04/10/2049	2,955,705	0.0
35,297,762 (3)(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.875%, 07/10/2049	530,580	0.0
89,525 (3)(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 0.978%, 10/12/2050	1,775	0.0
37,624,858 (3)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.861%, 09/15/2050	586,590	0.0
69,030,459 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.664%, 06/10/2051	1,308,579	0.0
2,230,000 (3)	Citigroup Commercial Mortgage Trust 2020-GC46 B, 3.150%, 02/15/2053	1,887,009	0.0
799,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 5.852%, 10/12/2040	800,568	0.0
1,000,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023-SMRT D, 5.852%, 10/12/2040	986,822	0.0
3,812,122 (1)(3)	CLNY Trust 2019-IKPR A, 5.808%, (TSFR1M + 1.493%), 11/15/2038	3,768,683	0.0
27,260,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.220%, 10/15/2045	175,347	0.0
3,922,000	COMM Mortgage Trust 2014-UBS4 AM, 3.968%, 08/10/2047	3,741,028	0.0
5,816,344	COMM Mortgage Trust 2015-CR23 AM, 3.801%, 05/10/2048	5,809,845	0.1
2,650,000 (3)	COMM Mortgage Trust 2015-CR23 B, 4.183%, 05/10/2048	2,587,613	0.0
5,000,000	COMM Mortgage Trust 2015-CR25 A4, 3.759%, 08/10/2048	4,974,980	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,500,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.333%, 10/10/2048	$3,400,056	0.0
41,839,297 (1)(3)(6)	COMM Mortgage Trust 2015-PC1 XA, 0.363%, 07/10/2050	9,336	0.0
3,000,000	COMM Mortgage Trust 2016-CR28 A4, 3.762%, 02/10/2049	2,976,687	0.0
48,364,754 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.634%, 02/10/2049	219,927	0.0
32,039,042 (3)(6)	COMM Mortgage Trust 2017-COR2 XA, 1.151%, 09/10/2050	654,007	0.0
3,000,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	3,065,878	0.0
3,000,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	3,079,260	0.0
1,500,000 (1)(3)	CONE Trust 2024-DFW1 A, 5.961%, (TSFR1M + 1.642%), 08/15/2041	1,491,384	0.0
1,722,193 (3)	Csail Commercial Mortgage Trust 2015- C2 AS, 3.849%, 06/15/2057	1,705,934	0.0
4,000,000	CSAIL Commercial Mortgage Trust 2019- C16 A3, 3.329%, 06/15/2052	3,748,119	0.0
3,746,000 (3)	CSAIL Commercial Mortgage Trust 2020- C19 B, 3.476%, 03/15/2053	3,192,747	0.0
3,000,000 (3)	CSAIL Commercial Mortgage Trust 2020- C19 C, 3.616%, 03/15/2053	2,477,003	0.0
4,200,000 (1)(3)	CSTL Commercial Mortgage Trust 2024- GATE A, 4.764%, 11/10/2041	4,126,989	0.1
3,200,000 (1)(3)	CSTL Commercial Mortgage Trust 2024- GATE B, 5.052%, 11/10/2041	3,124,441	0.0
5,000,000 (1)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	5,127,717	0.1
7,000,000 (1)(3)	DC Trust 2024-HLTN A, 5.727%, 04/13/2040	7,099,191	0.1
5,500,000 (1)(3)	DK Trust 2024-SPBX C, 6.269%, (TSFR1M + 1.950%), 03/15/2034	5,495,973	0.1
2,750,000 (1)(3)	DK Trust 2024-SPBX D, 7.069%, (TSFR1M + 2.750%), 03/15/2034	2,749,662	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)(3)	DTP Commercial Mortgage Trust 2023- STE2 A, 5.454%, 01/15/2041	$2,044,230	0.0
3,343,341 (1)(3)	Extended Stay America Trust 2021-ESH E, 7.283%, (TSFR1M + 2.964%), 07/15/2038	3,342,267	0.0
7,500,000 (1)(3)	Fashion Show Mall LLC 2024-SHOW A, 4.764%, 10/10/2041	7,512,972	0.1
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU C, 6.469%, (TSFR1M + 2.150%), 12/15/2039	2,003,137	0.0
2,500,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.919%, (TSFR1M + 2.600%), 12/15/2039	2,504,915	0.0
9,948,315 (1)	Freddie Mac Multifamily ML Certificates 2021- ML11 XUS, 0.769%, 03/25/2038	491,687	0.0
15,047,885	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	1,857,290	0.0
67,637,044 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.574%, 04/25/2030	4,328,953	0.1
100,082,498 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.924%, 09/25/2030	4,125,891	0.1
40,608,748 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.767%, 12/25/2030	1,434,575	0.0
71,961,310 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K151 X1, 0.347%, 04/25/2030	1,075,044	0.0
13,220,034 (3)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.508%, 05/25/2035	1,455,130	0.0
9,000,000 (1)(3)	FS Rialto Issuer LLC 2024-FL9 A, 5.947%, (TSFR1M + 1.631%), 10/19/2039	9,013,509	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.685%, (TSFR1M + 1.385%), 08/19/2042	$4,999,868	0.1
4,475,000 (1)(3)	FS Trust 2024-HULA A, 6.130%, (TSFR1M + 1.811%), 08/15/2039	4,490,929	0.1
15,763,000 (1)(8)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	13,244,319	0.1
11,035,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	9,536,405	0.1
18,225,509 (1)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.973%, 11/27/2050	15,902,347	0.2
10,668,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	8,188,531	0.1
7,212,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	7,116,904	0.1
7,208,000 (1)(8)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	7,089,173	0.1
8,096,000 (1)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.380%, 09/27/2051	6,769,666	0.1
6,689,324 (1)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 0.994%, 09/27/2051	6,527,307	0.1
7,409,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	5,302,976	0.1
3,941,311 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	3,917,673	0.0
8,724,000 (1)(8)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	8,395,941	0.1
3,900,000 (1)(3)	Great Wolf Trust 2024-WOLF D, 7.209%, (TSFR1M + 2.890%), 03/15/2039	3,909,488	0.0
2,800,000 (1)(3)	GS Mortgage Securities Corp. Trust 2021-ARDN A, 5.684%, (TSFR1M + 1.364%), 11/15/2036	2,784,324	0.0
5,581,000 (1)(3)	GS Mortgage Securities Corp. Trust 2021-STAR A, 5.390%, (TSFR1M + 1.064%), 12/15/2036	5,539,321	0.1
10,878,021 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.496%, 06/10/2047	84,122	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (3)	GS Mortgage Securities Trust 2015-GC30 AS, 3.777%, 05/10/2050	$4,898,271	0.1
5,670,000 (3)	GS Mortgage Securities Trust 2015-GC30 B, 4.046%, 05/10/2050	5,440,457	0.1
2,500,000 (3)	GS Mortgage Securities Trust 2016-GS3 C, 3.979%, 10/10/2049	2,307,025	0.0
55,370,328 (3)(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.558%, 11/10/2049	335,439	0.0
65,413,685 (3)(6)	GS Mortgage Securities Trust 2017-GS6 XA, 0.997%, 05/10/2050	1,019,947	0.0
500,000 (3)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	459,073	0.0
66,530,958 (3)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 1.007%, 02/10/2052	2,149,755	0.0
3,261,000	GS Mortgage Securities Trust 2019-GC39 B, 3.970%, 05/10/2052	2,854,127	0.0
1,015,000	GS Mortgage Securities Trust 2019-GC42 B, 3.363%, 09/10/2052	903,708	0.0
4,000,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	3,732,060	0.0
3,000,000 (1)(3)	GSMS Trustair 2024-FAIR C, 6.431%, 07/15/2029	3,068,128	0.0
4,250,000 (1)(3)	GWT 2024-WLF2 A, 6.010%, (TSFR1M + 1.691%), 05/15/2041	4,255,287	0.1
2,600,000 (1)(3)	Hawaii Hotel Trust 2025-MAUI C, 6.362%, (TSFR1M + 2.042%), 03/15/2042	2,592,836	0.0
3,000,000 (1)(3)	HILT Commercial Mortgage Trust 2024-ORL A, 5.860%, (TSFR1M + 1.541%), 05/15/2037	3,002,419	0.0
7,000,000 (1)(3)	HLTN Commercial Mortgage Trust 2024-DPLO A, 5.961%, (TSFR1M + 1.642%), 06/15/2041	7,010,735	0.1
6,000,000 (1)(3)	HTL Commercial Mortgage Trust 2024-T53 A, 5.876%, 05/10/2039	6,045,919	0.1
2,400,000 (1)(3)	HYT Commercial Mortgage Trust 2024-RGCY A, 6.161%, (TSFR1M + 1.841%), 09/15/2041	2,403,597	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,600,000 (1)(3)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.660%, (TSFR1M + 2.341%), 09/15/2041	$2,599,458	0.0
4,000,000 (1)	ICNQ Mortgage Trust 2024-MF B, 6.074%, 12/10/2034	4,073,220	0.1
6,000,000 (1)(3)	ILPT Commercial Mortgage Trust 2022-LPF2 A, 6.564%, (TSFR1M + 2.245%), 10/15/2039	6,015,265	0.1
7,500,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 7.150%, (TSFR1M + 2.850%), 03/15/2042	7,457,117	0.1
7,500,000 (1)(3)	IRV Trust 2025-200P B, 5.440%, 03/14/2047	7,384,196	0.1
3,000,000 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI A, 5.797%, 10/05/2039	3,045,935	0.0
2,000,000 (1)(3)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI C, 5.797%, 10/05/2039	1,999,235	0.0
4,234,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B, 3.460%, 08/15/2049	3,904,706	0.0
5,075,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3 A5, 2.870%, 08/15/2049	4,918,357	0.1
73,872,132 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016- JP4 XA, 0.562%, 12/15/2049	483,512	0.0
48,282 (3)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.026%, 10/15/2048	3	0.0
3,000,000 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 AS, 3.917%, 05/15/2048	2,991,674	0.0
3,700,000 (3)	JPMBB Commercial Mortgage Securities Trust 2015-C29 B, 4.118%, 05/15/2048	3,638,412	0.0
3,719,244	JPMBB Commercial Mortgage Securities Trust 2015-C31 A3, 3.801%, 08/15/2048	3,694,759	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,750,000 (1)(3)	JW Trust 2024-BERY A, 5.912%, (TSFR1M + 1.593%), 11/15/2039	$3,752,644	0.0
1,730,000 (1)	Key Commercial Mortgage Securities Trust 2018-S1 AS, 4.842%, 10/15/2053	1,667,451	0.0
5,000,000 (1)(3)	KIND Commercial Mortgage Trust 2024-1 A, 6.209%, (TSFR1M + 1.890%), 08/15/2041	4,996,871	0.1
2,479,300 (1)(3)	KIND Trust 2021-KIND A, 5.390%, (TSFR1M + 1.064%), 08/15/2038	2,447,027	0.0
7,700,000 (1)(3)	KRE Commercial Mortgage Trust 2025-AIP4 C, 6.170%, (TSFR1M + 1.850%), 03/15/2042	7,658,809	0.1
5,000,000 (1)(3)	KSL Commercial Mortgage Trust 2024-HT2 B, 6.361%, (TSFR1M + 2.042%), 12/15/2039	5,018,080	0.1
435,270 (1)(3)	LAQ Mortgage Trust 2023-LAQ A, 6.411%, (TSFR1M + 2.091%), 03/15/2036	435,356	0.0
6,000,000 (1)(3)	LBA Trust 2024-BOLT A, 5.910%, (TSFR1M + 1.591%), 06/15/2039	5,994,275	0.1
5,000,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 5.614%, (TSFR1M + 1.295%), 05/15/2039	4,851,028	0.1
5,000,000 (1)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.704%, (TSFR1M + 1.385%), 08/17/2042	5,012,864	0.1
33,713,510 (1)(3)(6)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.842%, 03/10/2050	309,384	0.0
3,222,769 (1)(3)	MCR Mortgage Trust 2024-HTL D, 8.225%, (TSFR1M + 3.905%), 02/15/2037	3,246,651	0.0
5,000,000 (1)	MCR Mortgage Trust 2024-TWA A, 5.924%, 06/12/2039	5,060,326	0.1
5,200,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 5.911%, (TSFR1M + 1.592%), 05/15/2041	5,144,060	0.1
4,943,698 (1)(3)	MF1 LLC 2022-FL9 A, 6.467%, (TSFR1M + 2.150%), 06/19/2037	4,952,006	0.1
3,000,000 (1)(3)	MF1 LLC 2025-FL17 A, 5.632%, (TSFR1M + 1.320%), 02/18/2040	3,003,672	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,400,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 B, 4.538%, 10/15/2048	$1,358,868	0.0
3,500,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 B, 4.492%, 12/15/2047	3,390,660	0.0
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 A5, 2.860%, 09/15/2049	4,839,520	0.1
4,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30 B, 3.307%, 09/15/2049	3,692,598	0.0
4,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 A4, 3.536%, 11/15/2052	3,881,168	0.0
5,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2025-5C1 C, 6.859%, 03/15/2030	5,107,105	0.1
36,784,476 (3)(6)	Morgan Stanley Capital I 2017-HR2 XA, 0.848%, 12/15/2050	693,588	0.0
10,000,000	Morgan Stanley Capital I Trust 2020-HR8 A4, 2.041%, 07/15/2053	8,700,056	0.1
30,334,977 (3)(6)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.173%, 06/15/2054	1,324,727	0.0
5,000,000 (1)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 5.717%, (TSFR1M + 1.397%), 03/15/2039	4,984,911	0.1
11,500,000 (1)(3)	NXPT Commercial Mortgage Trust 2024-STOR A, 4.312%, 11/05/2041	11,156,533	0.1
3,500,000 (1)(3)	NYC Commercial Mortgage Trust 2025-3BP A, 5.532%, (TSFR1M + 1.213%), 02/15/2042	3,459,364	0.0
4,000,000 (1)(3)	NYC Commercial Mortgage Trust 2025-3BP C, 6.211%, (TSFR1M + 1.892%), 02/15/2042	3,971,174	0.0
4,000,000 (1)(3)	NYC Trust 2024-3ELV A, 6.310%, (TSFR1M + 1.991%), 08/15/2029	4,021,581	0.0
2,500,000 (1)(3)	ONNI Commerical Mortgage Trust 2024-APT A, 5.196%, 07/15/2039	2,533,617	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,000,000 (1)(3)	ORL Trust 2024-GLKS C, 6.611%, (TSFR1M + 2.291%), 12/15/2039	$10,016,952	0.1
7,732,493 (1)(3)	PFP Ltd. 2023-10 A, 6.684%, (TSFR1M + 2.365%), 09/16/2038	7,759,997	0.1
4,878,102 (1)(3)	PFP Ltd. 2024-11 A, 6.154%, (TSFR1M + 1.832%), 09/17/2039	4,903,711	0.1
3,000,000 (1)(3)	PRM5 Trust 2025-PRM5 C, 4.667%, 03/10/2033	2,945,504	0.0
14,290,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.358%, 11/08/2049	13,233,277	0.1
19,500,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB64, 2.211%, 03/01/2050	18,005,974	0.2
6,590,000 (1)(8)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	5,682,513	0.1
6,000,000 (1)(3)	RIDE 2025-SHRE A, 5.075%, 02/14/2047	6,065,078	0.1
2,500,000 (1)(3)	SDR Commercial Mortgage Trust 2024-DSNY B, 6.060%, (TSFR1M + 1.741%), 05/15/2039	2,497,876	0.0
4,525,000 (1)(3)	SHER Trust 2024-DAL A, 5.960%, (TSFR1M + 1.641%), 04/15/2037	4,522,015	0.1
5,000,000 (1)(3)	SHR Trust 2024-LXRY A, 6.269%, (TSFR1M + 1.950%), 10/15/2041	5,009,675	0.1
10,000,000 (1)(3)	SMRT 2022-MINI D, 6.270%, (TSFR1M + 1.950%), 01/15/2039	9,807,099	0.1
5,000,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA B, 6.162%, (TSFR1M + 1.842%), 03/15/2042	4,955,510	0.1
5,500,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA C, 6.411%, (TSFR1M + 2.092%), 03/15/2042	5,444,639	0.1
4,454,348 (1)	THPT Mortgage Trust 2023-THL A, 6.994%, 12/10/2034	4,544,446	0.1
4,300,000 (1)(3)	TRTX Issuer Ltd. 2025-FL6 A, 5.867%, (TSFR1M + 1.537%), 09/18/2042	4,306,747	0.1
769,045 (1)(3)	TTAN 2021-MHC D, 6.184%, (TSFR1M + 1.864%), 03/15/2038	767,463	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,750,000 (1)(3)	WCORE Commercial Mortgage Trust 2024-CORE A, 5.811%, (TSFR1M + 1.492%), 11/15/2041	$4,756,686	0.1
3,000,000 (1)(3)	WCORE Commercial Mortgage Trust 2024-CORE B, 6.161%, (TSFR1M + 1.842%), 11/15/2041	3,000,092	0.0
889,204 (3)	Wells Fargo Commercial Mortgage Trust 2015-C26 C, 4.071%, 02/15/2048	885,853	0.0
3,342,161	Wells Fargo Commercial Mortgage Trust 2015-LC20 B, 3.719%, 04/15/2050	3,326,436	0.0
4,000,000 (3)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	3,774,082	0.0
1,800,000	Wells Fargo Commercial Mortgage Trust 2017-RC1 C, 4.591%, 01/15/2060	1,704,834	0.0
5,000,000	Wells Fargo Commercial Mortgage Trust 2021-C59 C, 3.284%, 04/15/2054	4,048,967	0.0
5,000,000	Wells Fargo Commercial Mortgage Trust 2024-5C1 AS, 6.520%, 07/15/2057	5,232,717	0.1
2,500,000 (1)	Wells Fargo Commercial Mortgage Trust 2025-VTT B, 5.675%, 03/15/2038	2,497,449	0.0
2,500,000 (1)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 6.029%, 03/15/2038	2,498,002	0.0
3,691,284 (1)(3)	WFLD Mortgage Trust 2014-MONT A, 3.755%, 08/10/2031	3,480,607	0.0
5,432,664 (3)	WFRBS Commercial Mortgage Trust 2014-C21 B, 4.213%, 08/15/2047	5,255,665	0.1
7,000,000 (1)	WSTN Trust 2023-MAUI A, 6.297%, 07/05/2037	7,126,108	0.1
	Total Commercial
	Mortgage-Backed Securities
	(Cost $933,985,961)	944,080,159	9.9

SOVEREIGN BONDS: 2.4%
BRL612,211 (9)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	96,482,251	1.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
4,825,000	Brazilian Government International Bond, 6.125%, 03/15/2034	$4,709,200	0.1
3,125,000	Brazilian Government International Bond, 7.125%, 05/13/2054	3,000,781	0.0
1,000,000	Colombia Government International Bond, 3.125%, 04/15/2031	814,000	0.0
1,737,000	Colombia Government International Bond, 7.750%, 11/07/2036	1,705,734	0.0
4,828,000	Colombia Government International Bond, 8.000%, 11/14/2035	4,876,280	0.1
3,000,000	Colombia Government International Bond, 8.375%, 11/07/2054	2,881,500	0.0
5,250,000	Colombia Government International Bond, 8.750%, 11/14/2053	5,259,188	0.1
12,350,000 (1)	Dominican Republic International Bond, 6.950%, 03/15/2037	12,510,550	0.1
4,100,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	4,110,250	0.1
2,025,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	2,022,975	0.0
MXN1,248,110	Mexican Udibonos S, 2.750%, 11/27/2031	45,467,904	0.5
5,523,000	Mexico Government International Bond, 6.875%, 05/13/2037	5,672,121	0.1
1,940,000	Mexico Government International Bond, 7.375%, 05/13/2055	1,993,350	0.0
1,200,000 (2)	Panama Government International Bond, 3.298%, 01/19/2033	939,600	0.0
2,760,000	Panama Government International Bond, 7.500%, 03/01/2031	2,869,020	0.0
3,610,000	Panama Government International Bond, 8.000%, 03/01/2038	3,754,400	0.0
8,700,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	8,199,750	0.1
2,800,000 (2)	Republic of South Africa Government International Bond, 5.875%, 04/20/2032 Republic of South	2,663,500	0.0
5,125,000 (1)	Africa Government International Bond, 7.100%, 11/19/2036	4,984,062	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
2,475,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	$2,331,759	0.0
6,258,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	5,671,313	0.1
2,542,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	2,449,853	0.0
334,404 (1)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	172,218	0.0
1,249,625 (1)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	496,726	0.0
1,056,019 (1)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	586,091	0.0
880,015 (1)(10)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	486,208	0.0
1,163,381 (1)(10)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	756,198	0.0
2,324,212 (1)(10)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	1,243,453	0.0
2,033,233 (1)(10)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025),
	02/01/2035	1,067,447	0.0
601,039 (1)(10)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	311,038	0.0

	Total Sovereign Bonds
	(Cost $227,373,504)	230,488,720	2.4

	Total Long-Term Investments
	(Cost $9,675,155,339)	9,443,151,090	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.0%
	Commercial Paper: 3.3%
13,775,000	American Electric Power Co., Inc., 4.650%, 04/22/2025	$13,736,537	0.2
1,700,000	American Electric Power Co., Inc., 4.680%, 05/06/2025	1,692,194	0.0
11,330,000	American Electric Power Co., Inc., 4.700%, 05/27/2025	11,247,498	0.1
725,000	American Electric Power Co., Inc., 4.700%, 06/13/2025	718,152	0.0
3,250,000	American Honda Finance Corp., 4.690%, 07/23/2025	3,203,111	0.0
4,600,000 (11)	ANZ Banking Group Ltd., 4.480%, 08/27/2025	4,602,258	0.0
4,050,000 (11)	BNP Paribas S.A., 07/23/2025	3,995,939	0.0
7,000,000	Broadcom, Inc., 4.580%, 04/02/2025	6,998,245	0.1
20,000,000	Broadcom, Inc., 4.580%, 04/03/2025	19,992,476	0.2
9,000,000	Broadcom, Inc., 4.590%, 04/10/2025	8,988,687	0.1
7,960,000	Broadcom, Inc., 4.690%, 05/13/2025	7,916,265	0.1
6,975,000	Broadcom, Inc., 4.690%, 05/15/2025	6,934,894	0.1
3,500,000	Broadcom, Inc., 4.700%, 06/06/2025 Columbia Pipelines	3,470,036	0.0
14,125,000	Holding, 4.630%, 04/24/2025 Concord	14,082,095	0.2
3,450,000	Minutemen Capital Co. LLC, 4.460%, 04/04/2025 Dominion Energy, Inc.,	3,448,314	0.0
28,925,000	4.580%, 04/08/2025	28,895,994	0.3
1,840,000	Duke Energy Co., 4.590%, 04/21/2025	1,835,152	0.0
1,000,000	Duke Energy Co., 4.640%, 05/20/2025	993,685	0.0
3,790,000	eBay, Inc., 4.660%,
	07/22/2025	3,736,153	0.0
4,000,000	EIDP, Inc., 4.470%,
	12/10/2025	3,879,422	0.0
4,500,000	EIDP, Inc., 4.670%, 05/05/2025	4,479,933	0.1
16,000,000	Enbridge (US) Inc., 4.580%, 04/01/2025 Enbridge (US) Inc.,	15,997,994	0.2
600,000	4.600%, 04/07/2025	599,471	0.0
2,550,000	Entergy Corp., 4.650%, 04/22/2025	2,542,880	0.0
48,500,000	Entergy Corp., 4.690%, 05/15/2025	48,221,431	0.5

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
4,450,000	Entergy Corp., 4.710%, 06/23/2025	$4,402,320	0.1
6,025,000	Entergy Corp., 4.710%, 06/24/2025	5,959,681	0.1
3,700,000	Fiserv, Inc., 4.600%, 04/01/2025	3,699,534	0.0
23,000,000	Intel Corp., 4.580%, 04/04/2025	22,988,461	0.3
20,000,000	Kellanova, 4.650%, 04/24/2025	19,939,008	0.2
2,950,000	Keurig Dr. Pepper, Inc., 4.690%, 06/17/2025	2,920,726	0.0
16,505,000	McCormick & Company, Inc., 4.580%, 04/01/2025	16,502,930	0.2
4,000,000	Parker-Hannifin Corp., 4.570%, 04/01/2025	3,999,499	0.1
2,800,000 (11)	Santander UK PLC, 05/06/2025	2,788,143	0.0
12,000,000	Sherwin-Williams Co., 4.520%, 05/21/2025	11,924,741	0.1
	Total Commercial Paper
	(Cost $317,366,670)	317,333,859	3.3

	Repurchase Agreements: 4.7%
43,476,771 (11)	Bethesda Securities, Repurchase Agreement dated 03/31/2025, 4.460%, due 04/01/2025 (Repurchase Amount $43,482,084, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $44,346,307, due 10/01/27-01/01/57)	43,476,771	0.5
118,271,255 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/2025, 4.390%, due 04/01/2025 (Repurchase Amount $118,285,480, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $120,636,680, due 02/01/36-02/01/57)	118,271,255	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
48,102,943 (11)	Marex Capital Markets Inc., Repurchase Agreement dated 03/31/2025, 4.450%, due 04/01/2025 (Repurchase Amount $48,108,808, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $49,065,002, due 07/01/42-11/01/54)	$48,102,943	0.5
64,877,776 (11)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 03/31/2025, 4.470%, due 04/01/2025 (Repurchase Amount $64,885,721, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%-7.538%, Market Value plus accrued interest $66,186,924, due 04/21/25-03/15/66)	64,877,776	0.7
40,000,000 (11)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $40,004,778, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $40,800,001, due 04/10/25-12/15/66)	40,000,000	0.4
118,271,255 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/2025, 4.470%, due 04/01/2025 (Repurchase Amount $118,285,739, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $120,476,696, due 04/15/26-02/15/53)	118,271,255	1.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
11,999,345 (11)	TD Securities (USA) LLC, Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $12,000,782, collateralized by various U.S. Government Securities, 4.875%, Market Value plus accrued interest $12,239,335, due 10/31/28)	$11,999,345	0.1
	Total Repurchase Agreements
	(Cost $444,999,345)	444,999,345	4.7

	Corporate Bonds/Notes: 0.9%
950,000 (11)	Bank of America N.A., 4.510%, 08/07/2025	950,559	0.0
3,900,000 (11)	Bank of America N.A., 4.530%, 08/05/2025	3,902,515	0.1
4,600,000 (11)	Bank of Montreal, 4.510%, 09/05/2025	4,602,874	0.1
1,450,000 (11)	Barclays Bank PLC, 4.530%, 08/19/2025	1,451,015	0.0
950,000 (11)	BNP Paribas, 4.497%, 09/15/2025	950,729	0.0
950,000 (11)	Commonwealth Bank of Australia, 4.510%, 08/11/2025	950,558	0.0
3,950,000 (11)	Commonwealth Bank of Australia, 4.520%, 07/24/2025	3,951,976	0.1
3,650,000 (11)	Credit Agricole Corporate And Investment Bank, 4.600%, 06/17/2025	3,652,436	0.0
600,000 (11)	Credit Agricole Corporate And Investment Bank, 4.633%, 06/20/2025	600,429	0.0
2,700,000 (11)	Credit Industriel et Commercial S.A., 07/14/2025	2,666,848	0.0
800,000 (11)	Credit Industriel et Commercial S.A., 4.580%, 08/22/2025	800,658	0.0
1,400,000 (11)	Credit Industriel et Commercial S.A., 4.680%, 04/08/2025	1,400,133	0.0
4,900,000 (11)	DZ Bank AG, 4.485%, 08/15/2025	4,902,578	0.1
1,400,000 (11)	Landesbank Baden-Wurttemberg, 0.010%, 09/03/2025	1,401,031	0.0
2,400,000 (11)	LLoyds Bank PLC, 07/24/2025	2,367,678	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Corporate Bonds/Notes (continued)
850,000 (11)	Macquarie Bank Ltd., 4.520%, 09/05/2025	$850,580	0.0
2,350,000 (11)	Macquarie Bank Ltd., 4.550%, 09/18/2025	2,352,198	0.0
1,700,000 (11)	Macquarie Bank Ltd., 4.640%, 05/19/2025	1,700,809	0.0
950,000 (11)	Mizuho Bank Ltd., 4.557%, 08/08/2025	950,702	0.0
4,000,000 (11)	Mizuho Bank Ltd., 4.563%, 07/23/2025	4,002,844	0.1
1,700,000 (3)(11)	MUFG Bank Ltd., 4.511%, (SOFRRATE + 0.190%), 09/10/2025	1,701,325	0.0
3,750,000 (11)	National Australia Bank Ltd., 4.500%, 09/04/2025	3,752,150	0.0
1,200,000 (11)	National Australia Bank Ltd., 4.530%, 08/27/2025	1,200,777	0.0
4,550,000 (11)	Natixis, 4.532%, 08/06/2025	4,552,755	0.1
3,100,000 (11)	Oversea-Chinese Banking Corporation Ltd., 4.509%, 08/11/2025	3,101,571	0.0
1,850,000 (11)	Oversea-Chinese Banking Corporation Ltd., 4.530%, 05/12/2025	1,850,497	0.0
4,950,000 (11)	Sumitomo Mitsui Banking Corp., 4.523%, 08/20/2025	4,953,237	0.1
3,050,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 05/20/2025	3,032,106	0.0
1,900,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 4.566%, 05/15/2025	1,900,686	0.0
4,900,000 (11)	Svenska Handelsbaken AB, 4.500%, 09/10/2025	4,903,116	0.1
3,550,000 (11)	Toyota Motor Credit Corp., 08/11/2025	3,495,010	0.0
4,850,000 (11)	United Overseas Bank Ltd., 4.360%, 09/19/2025	4,854,517	0.1
750,000 (11)	Westpac Banking Corp., 4.670%, 05/05/2025	750,277	0.0
	Total Corporate Bonds/ Notes
	(Cost $84,457,174)	84,457,174	0.9

	Certificates of Deposit: 0.1%
1,650,000 (3)(11)	Barclays Bank PLC, 4.570%, (SOFRRATE + 0.220%), 07/28/2025	1,651,115	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposit (continued)
3,150,000 (3)(11)	Mitsubishi UFJ Trust & Banking Corp. YCd, 4.566%, (SOFRRATE + 0.230%), 08/08/2025	$3,152,163	0.1
	Total Certificates of Deposit
	(Cost $4,803,278)	4,803,278	0.1
	Total Short-Term Investments
	(Cost $851,626,467)	851,593,656	9.0
	Total Investments in Securities
	(Cost $10,526,781,806)	$10,294,744,746	108.3
	Liabilities in Excess of Other Assets	(788,333,208)	(8.3)
	Net Assets	$9,506,411,538	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(10)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2025.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$2,644,307,382	$—	$2,644,307,382
U.S. Government Agency Obligations	—	1,992,884,665	—	1,992,884,665
Collateralized Mortgage Obligations	—	1,399,884,989	—	1,399,884,989
Asset-Backed Securities	—	1,181,954,792	—	1,181,954,792
U.S. Treasury Obligations	—	1,049,550,383	—	1,049,550,383
Commercial Mortgage-Backed Securities	—	944,080,159	—	944,080,159
Sovereign Bonds	—	230,488,720	—	230,488,720
Short-Term Investments	—	851,593,656	—	851,593,656
Total Investments, at fair value	$—	$10,294,744,746	$—	$10,294,744,746
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	735,478	—	735,478
Centrally Cleared Interest Rate Swaps	—	702,507	—	702,507
Forward Foreign Currency Contracts	—	936,491	—	936,491
Forward Premium Swaptions	—	8,302,348	—	8,302,348
Futures	12,721,909	—	—	12,721,909
Total Assets	$12,721,909	$10,305,421,570	$—	$10,318,143,479
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,010,640)	$—	$(2,010,640)
Forward Premium Swaptions	—	(3,655,063)	—	(3,655,063)
Futures	(819,915)	—	—	(819,915)
Written Options	—	(1,365,565)	—	(1,365,565)
Total Liabilities	$(819,915)	$(7,031,268)	$—	$(7,851,183)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	171,613	USD	188,297	Barclays Bank PLC	05/16/25	$(2,279)
EUR	39,146	USD	42,672	Brown Brothers Harriman & Co.	05/16/25	(240)
USD	18,439,378	MXN	368,273,092	Goldman Sachs International	04/25/25	500,273
USD	18,690,935	MXN	376,889,619	Goldman Sachs International	04/25/25	332,108
USD	6,826,905	MXN	138,012,722	Goldman Sachs International	04/25/25	104,110
USD	8,380,254	MXN	172,406,955	Goldman Sachs International	04/25/25	(17,934)
USD	98,355,049	BRL	612,211,000	Goldman Sachs International	01/05/26	(1,799,808)
MXN	137,938,949	USD	6,909,581	Standard Chartered Bank	04/25/25	(190,379)
						$(1,074,149)

At March 31, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	3,183	06/18/25	$354,009,281	$4,453,840
U.S. Treasury Long Bond	3,253	06/18/25	381,515,907	2,849,372
U.S. Treasury Ultra Long Bond	5,245	06/18/25	641,201,250	5,418,697

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
			$1,376,726,438	$12,721,909
Short Contracts:
U.S. Treasury 2-Year Note	(460)	06/30/25	$(95,299,062)	$(83,795)
U.S. Treasury 5-Year Note	(58)	06/30/25	(6,273,063)	(23,221)
U.S. Treasury Ultra 10-Year Note	(559)	06/18/25	(63,795,875)	(712,899)
			$(165,368,000)	$(819,915)

At March 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American Investment Grade Index
Series 44, Version 1	Buy	(1.000)	06/20/30	USD	474,550,000	$(8,569,037)	$735,478
						$(8,569,037)	$735,478

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity		Notional	Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date		Amount	Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837%	Annual	08/16/44	USD	18,336,100	$319,378	$319,378
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	23,883,000	383,129	383,129
								$702,507	$702,507

At March 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Fund:

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration		Notional	Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date		Amount	Received	Value
Put on 5-Year		CDX North America High
Credit Default	JPMorgan Chase	Yield Index Series 43,
Swap	Bank N.A.	Version 1	5.000	Pay	104.500%	04/16/25	USD	$47,500,000	$(280,250)	$(191,419)
Put on 5-Year		CDX North America High
Credit Default	Goldman Sachs	Yield Index Series 43,
Swap	International	Version 1	5.000	Pay	104.000%	05/21/25	USD	142,019,000	(1,088,576)	(1,174,146)
									$(1,368,826)	$(1,365,565)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

At March 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration		Notional	(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date		Amount	at expiration(2)	(Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	Financing Rate	11/27/34	USD	49,756,000	$—	$924,757
Call on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	2.375%	Receive	Financing Rate	08/14/34	USD	45,840,320	(1,925,294)	(415,921)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	39,935,000	(6,988,625)	1,305,341
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	Financing Rate	05/28/27	USD	66,490,400	(11,768,801)	2,081,051
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	50,394,000	(980,842)	(255,200)
Put on 10-Year
Interest Rate Swap	UBS AG	3.000%	Pay	6-month EUR-EUIRBOR	12/15/25	EUR	37,797,000	(735,660)	(191,408)
Put on 20-Year	Goldman Sachs
Interest Rate Swap	International	2.100%	Pay	6-month EUR-EURIBOR	02/12/35	EUR	25,364,000	(3,524,263)	829,025
Put on 20-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	2.100%	Pay	6-month EUR-EURIBOR	02/12/35	EUR	25,364,000	(3,518,778)	833,266
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	61,700,000	(11,106,000)	1,764,671
								$(40,548,263)	$6,875,582

At March 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Fund:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration		Notional	(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date		Amount	at expiration(2)	(Depreciation)
Put on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	Financing Rate	11/27/34	USD	49,756,000	$900,584	$(1,244,911)
Put on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	5.540%	Receive	Financing Rate	08/14/34	USD	45,840,320	1,925,294	(294,299)
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	50,394,000	408,684	152,125
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	50,394,000	599,403	165,692
Put on 10-Year
Interest Rate Swap	UBS AG	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	37,797,000	355,569	162,385
Put on 10-Year
Interest Rate Swap	UBS AG	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	37,797,000	408,700	84,035
Put on 5-Year Interest	Goldman Sachs
Rate Swap	International	3.000%	Receive	6-month EUR-EURIBOR	02/12/30	EUR	76,092,000	1,810,128	(626,662)
Put on 5-Year Interest	Morgan Stanley
Rate Swap	Capital Services LLC	3.000%	Receive	6-month EUR-EURIBOR	02/12/30	EUR	76,092,000	1,810,128	(626,662)
								$8,218,490	$(2,228,297)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

BRL	—	Brazilian Real
EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$936,491
Interest rate contracts	Unrealized appreciation on forward premium swaptions	8,302,348
Interest rate contracts	Variation margin receivable on futures contracts*	12,721,909
Credit contracts	Variation margin receivable on centrally cleared swaps*	735,478
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	702,507
Total Asset Derivatives		$23,398,733

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,010,640
Interest rate contracts	Unrealized depreciation on forward premium swaptions	3,655,063
Interest rate contracts	Variation margin payable on futures contracts*	819,915
Credit contracts	Written options, at fair value	1,365,565
Total Liability Derivatives		$7,851,183

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging instruments	Investments*	currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$4,465,496	$—	$4,465,496
Equity contracts	—	—	2,172,676	—	—	2,172,676
Foreign exchange contracts	(942,676)	3,115	—	(1,790,398)	—	(2,729,959)
Interest rate contracts	(6,432,978)	—	(60,382,591)	(3,211,255)	7,908,196	(62,118,628)
Total	$(7,375,654)	$3,115	$(58,209,915)	$(536,157)	$7,908,196	$(58,210,415)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$735,477	$3,261	$738,738
Foreign exchange contracts	933,706	(1,079,354)	—	113,985	—	(31,663)
Interest rate contracts	7,357,027	—	6,218,987	671,818	(4,192,482)	10,055,352
Total	$8,290,733	$(1,079,354)	$6,218,987	$1,521,280	$(4,189,221)	$10,762,427

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Fund	as of March 31, 2025 (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2025:

	Barclays Bank PLC	Brown Brothers Harriman & Co.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	UBS AG	Total
Assets:
Forward foreign currency contracts	$—	$—	$936,491	$—	$—	$—	$—	$936,491
Forward premium swaptions	6,075,820	—	829,025	—	1,151,083	—	246,420	8,302,348
Total Assets	$6,075,820	$—	$1,765,516	$—	$1,151,083	$—	$246,420	$9,238,839
Liabilities:
Forward foreign currency contracts	$2,279	$240	$1,817,742	$—	$—	$190,379	$—	$2,010,640
Forward premium swaptions	1,244,911	—	626,662	710,220	881,862	—	191,408	3,655,063
Written options	—	—	1,174,146	191,419	—	—	—	1,365,565
Total Liabilities	$1,247,190	$240	$3,618,550	$901,639	$881,862	$190,379	$191,408	$7,031,268
Net OTC derivative instruments by counterparty, at fair value	$4,828,630	$(240)	$(1,853,034)	$(901,639)	$269,221	$(190,379)	$55,012	$2,207,571
Total collateral pledged by the Fund/(Received from counterparty)	$(4,090,000)	$—	$1,853,034	$570,000	$—	$—	$—	$(1,666,966)
Net Exposure(1),(2)	$738,630	$(240)	$—	$(331,639)	$269,221	$(190,379)	$55,012	$540,605

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At March 31, 2025, the Fund had pledged $1,970,000 and $570,000 to Goldman Sach International and JPMorgan Chase Bank N.A., respectively. In addition, the Fund had received $4,090,000 from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $10,578,689,729.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$82,573,165
Gross Unrealized Depreciation	(350,966,656)
Net Unrealized Depreciation	$(268,393,491)

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 45.3%
	Basic Materials: 1.8%
389,000	Albemarle Corp., 4.650%, 06/01/2027	$385,894	0.1
656,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	664,386	0.1
1,200,000 (1)	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	1,192,662	0.2
513,000	Eastman Chemical Co., 5.000%, 08/01/2029	515,906	0.1
641,000	Ecolab, Inc., 1.650%, 02/01/2027	612,177	0.1
417,000	EIDP, Inc., 4.500%, 05/15/2026	417,517	0.1
827,000 (2)	Georgia-Pacific LLC, 1.750%, 09/30/2025	815,451	0.1
1,200,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,182,961	0.2
1,200,000 (2)	NOVA Chemicals Corp., 5.250%, 06/01/2027	1,195,023	0.2
1,200,000 (2)	Novelis Corp., 3.250%, 11/15/2026	1,161,175	0.2
252,000	Nucor Corp., 2.000%, 06/01/2025	250,811	0.0
835,000	Nucor Corp., 4.650%, 06/01/2030	832,722	0.1
65,000	Nutrien Ltd., 4.900%, 03/27/2028	65,607	0.0
1,098,000	Nutrien Ltd., 5.950%, 11/07/2025	1,106,467	0.2
255,000	Rio Tinto Finance USA PLC, 4.500%, 03/14/2028	256,550	0.1
176,000	Rio Tinto Finance USA PLC, 4.875%, 03/14/2030	177,847	0.0
		10,833,156	1.8

	Communications: 2.7%
513,000	AT&T, Inc., 1.700%, 03/25/2026	499,046	0.1
1,200,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,198,858	0.2
386,000	Cisco Systems, Inc., 4.550%, 02/24/2028	389,329	0.1
552,000	Cisco Systems, Inc., 4.750%, 02/24/2030	560,985	0.1
529,000	Comcast Corp., 4.550%, 01/15/2029	531,271	0.1
1,200,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	1,163,977	0.2
444,000	Fox Corp., 3.050%, 04/07/2025	443,921	0.1
1,200,000 (2)	Match Group Holdings II LLC, 5.000%, 12/15/2027	1,177,435	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
710,000	Meta Platforms, Inc., 4.300%, 08/15/2029	$710,028	0.1
1,497,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	1,450,274	0.2
349,000 (2)	NBN Co. Ltd., 5.750%, 10/06/2028	362,771	0.1
1,200,000 (2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 08/15/2027	1,180,241	0.2
700,000	Rogers Communications, Inc., 5.000%, 02/15/2029	700,847	0.1
1,200,000 (2)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	1,163,722	0.2
1,147,000	Sprint Capital Corp., 6.875%, 11/15/2028	1,224,895	0.2
596,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	556,779	0.1
429,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	420,598	0.1
283,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	277,639	0.0
291,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	294,412	0.0
395,000	Uber Technologies, Inc., 4.300%, 01/15/2030	388,308	0.1
1,200,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,191,058	0.2
		15,886,394	2.7

	Consumer, Cyclical: 5.4%
14,892	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	14,416	0.0
500,000 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	499,010	0.1
225,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	224,888	0.0
430,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	429,932	0.1
195,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	186,593	0.0
656,000 (2)	BMW US Capital LLC, 1.250%, 08/12/2026	628,198	0.1
325,000	BorgWarner, Inc., 4.950%, 08/15/2029	325,607	0.1
1,035,000 (2)	Daimler Truck Finance North America LLC, 3.500%, 04/07/2025	1,034,798	0.2
410,000 (2)	Daimler Truck Finance North America LLC, 5.000%, 01/15/2027	412,831	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
245,000 (2)	Denso Corp., 4.420%, 09/11/2029	$243,632	0.0
380,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	367,199	0.1
300,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	297,212	0.1
500,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/2026	497,246	0.1
410,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	409,900	0.1
235,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	232,931	0.0
559,000	General Motors Financial Co., Inc., 5.050%, 04/04/2028	559,759	0.1
586,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	587,236	0.1
415,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	416,853	0.1
300,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	302,487	0.1
565,000 (2)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	564,472	0.1
565,000	Home Depot, Inc., 4.875%, 06/25/2027	573,054	0.1
874,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	843,386	0.1
394,000 (1)	Hyatt Hotels Corp., 5.050%, 03/30/2028	395,874	0.1
561,000 (1)(2)	Hyundai Capital America, 1.300%, 01/08/2026	546,500	0.1
264,000 (2)	Hyundai Capital America, 5.650%, 06/26/2026	266,940	0.0
262,000 (2)	Hyundai Capital America, 5.950%, 09/21/2026	266,648	0.0
493,000 (2)	Hyundai Capital America, 6.250%, 11/03/2025	496,957	0.1
1,300,000 (2)	International Game Technology PLC, 4.125%, 04/15/2026	1,284,690	0.2
252,000	Lowe's Cos., Inc., 3.350%, 04/01/2027	246,805	0.0
999,000(2)	Mattel, Inc., 3.375%, 04/01/2026	985,624	0.2
1,200,000 (1)(2)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	1,189,560	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
493,000 (2)	Mercedes-Benz Finance North America LLC, 5.100%, 08/03/2028	$498,829	0.1
655,000	MGM Resorts International, 4.625%, 09/01/2026	647,953	0.1
545,000	MGM Resorts International, 5.500%, 04/15/2027	540,854	0.1
1,200,000 (2)	NCL Corp. Ltd., 5.875%, 02/15/2027	1,199,112	0.2
1,200,000 (1)	Newell Brands, Inc., 6.375%, 09/15/2027	1,208,194	0.2
235,000	PACCAR Financial Corp., 4.000%, 09/26/2029	231,350	0.0
1,112,000	Ross Stores, Inc., 4.600%, 04/15/2025	1,111,836	0.2
1,200,000 (1)(2)	Royal Caribbean Cruises Ltd., 4.250%, 07/01/2026	1,182,525	0.2
840,000	Toll Brothers Finance Corp., 4.350%, 02/15/2028	828,577	0.1
718,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	730,898	0.1
230,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	230,133	0.0
702,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	711,416	0.1
28,130	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	28,674	0.0
1,200,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	1,181,843	0.2
1,200,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,194,678	0.2
425,000 (2)	Volkswagen Group of America Finance LLC, 4.950%, 08/15/2029	421,016	0.1
535,000 (2)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	539,632	0.1
500,000 (2)	Volkswagen Group of America Finance LLC, 5.650%, 09/12/2028	509,041	0.1
385,000 (2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	403,797	0.1
864,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	842,983	0.1
1,200,000 (2)	William Carter Co., 5.625%, 03/15/2027	1,193,908	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,250,000 (2)	ZF North America Capital, Inc., 4.750%, 04/29/2025	$1,247,140	0.2
		32,015,627	5.4

	Consumer, Non-cyclical: 7.1%
1,088,000	AbbVie, Inc., 3.200%, 05/14/2026	1,074,422	0.2
280,000	AbbVie, Inc., 3.200%, 11/21/2029	264,591	0.0
651,000	AbbVie, Inc., 4.800%, 03/15/2029	659,380	0.1
680,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.250%, 03/15/2026	665,112	0.1
520,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	512,726	0.1
618,000	Amgen, Inc., 5.150%, 03/02/2028	629,217	0.1
930,000	Astrazeneca Finance LLC, 4.800%, 02/26/2027	940,084	0.2
1,200,000 (1)(2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	1,159,231	0.2
695,000	Becton Dickinson & Co., 4.693%, 02/13/2028	697,793	0.1
403,000	Boston Scientific Corp., 1.900%, 06/01/2025	401,009	0.1
760,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	751,171	0.1
365,000	Cardinal Health, Inc., 4.700%, 11/15/2026	366,639	0.1
299,000	Cardinal Health, Inc., 5.000%, 11/15/2029	301,551	0.1
270,000	Cardinal Health, Inc., 5.125%, 02/15/2029	274,428	0.0
263,000 (2)	Cargill, Inc., 3.625%, 04/22/2027	259,094	0.0
1,200,000 (2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,146,865	0.2
370,000	Cigna Group, 1.250%, 03/15/2026	358,685	0.1
517,000	Cigna Group, 5.000%, 05/15/2029	524,066	0.1
314,000 (2)	CSL Finance PLC, 3.850%, 04/27/2027	309,948	0.1
1,247,000	CVS Health Corp., 3.875%, 07/20/2025	1,243,463	0.2
990,000	CVS Health Corp., 5.400%, 06/01/2029	1,008,876	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
629,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	$627,575	0.1
398,000 (2)	Element Fleet Management Corp., 5.643%, 03/13/2027	404,692	0.1
709,000	Eli Lilly & Co., 4.550%, 02/12/2028	716,146	0.1
247,000	Eli Lilly & Co., 4.750%, 02/12/2030	250,851	0.0
315,000 (1)	Equifax, Inc., 2.600%, 12/15/2025	310,591	0.1
486,000 (2)	ERAC USA Finance LLC, 5.000%, 02/15/2029	491,566	0.1
1,200,000 (2)	Garda World Security Corp., 4.625%, 02/15/2027	1,169,176	0.2
933,000	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	937,405	0.2
348,000	Gilead Sciences, Inc., 4.800%, 11/15/2029	351,577	0.1
357,000	GlaxoSmithKline Capital, Inc., 4.500%, 04/15/2030	357,089	0.1
920,000	Global Payments, Inc., 1.200%, 03/01/2026	891,177	0.1
1,100,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	1,100,978	0.2
811,000	HCA, Inc., 5.625%, 09/01/2028	829,697	0.1
999,000	HCA, Inc., 5.875%, 02/15/2026	1,003,024	0.2
600,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	596,620	0.1
552,000	Hershey Co., 4.750%, 02/24/2030	558,700	0.1
1,348,000	Humana, Inc., 5.750%, 03/01/2028	1,385,966	0.2
1,200,000 (2)	IQVIA, Inc., 5.000%, 10/15/2026	1,192,163	0.2
838,000	Johnson & Johnson, 4.550%, 03/01/2028	847,406	0.1
118,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	119,594	0.0
285,000	Laboratory Corp. of America Holdings, 4.350%, 04/01/2030	279,410	0.0
1,021,000 (2)	Mars, Inc., 4.600%, 03/01/2028	1,025,297	0.2
289,000 (2)	Mars, Inc., 4.800%, 03/01/2030	290,724	0.0
180,000	McKesson Corp., 4.250%, 09/15/2029	178,333	0.0
185,000	Mondelez International, Inc., 4.750%, 02/20/2029	187,209	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
355,000	Novartis Capital Corp., 3.800%, 09/18/2029	$347,720	0.1
267,000	Philip Morris International, Inc., 4.875%, 02/13/2029	269,868	0.0
1,200,000 (2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 08/31/2027	1,138,151	0.2
325,000	Quanta Services, Inc., 4.750%, 08/09/2027	325,672	0.1
355,000	Quest Diagnostics, Inc., 4.600%, 12/15/2027	356,889	0.1
459,000	RELX Capital, Inc., 4.750%, 03/27/2030	461,840	0.1
726,000 (2)	Roche Holdings, Inc., 5.338%, 11/13/2028	749,562	0.1
1,361,000 (1)	Royalty Pharma PLC, 1.200%, 09/02/2025	1,340,037	0.2
748,000	S&P Global, Inc., 2.450%, 03/01/2027	724,503	0.1
1,151,000	S&P Global, Inc., 2.700%, 03/01/2029	1,079,299	0.2
705,000	Smith & Nephew PLC, 5.150%, 03/20/2027	711,553	0.1
695,000	Solventum Corp., 5.450%, 02/25/2027	705,219	0.1
256,000	Stryker Corp., 3.650%, 03/07/2028	250,244	0.0
834,000	Stryker Corp., 4.700%, 02/10/2028	839,596	0.1
1,200,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,183,319	0.2
156,000	Tyson Foods, Inc., 5.400%, 03/15/2029	159,594	0.0
498,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	482,041	0.1
295,000	UnitedHealth Group, Inc., 4.800%, 01/15/2030	298,400	0.1
459,000	Zimmer Biomet Holdings, Inc., 4.700%, 02/19/2027	460,554	0.1
522,000	Zoetis, Inc., 5.400%, 11/14/2025	524,083	0.1
		42,059,461	7.1

	Energy: 2.4%
1,200,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,197,273	0.2
516,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	497,338	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
748,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	$742,326	0.1
1,121,000	Chevron USA, Inc., 4.475%, 02/26/2028	1,129,105	0.2
561,000	Chevron USA, Inc., 4.687%, 04/15/2030	565,949	0.1
488,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	495,621	0.1
488,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	494,110	0.1
600,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	611,765	0.1
1,200,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	1,232,210	0.2
625,000	EnLink Midstream Partners L.P., 4.150%, 06/01/2025	623,980	0.1
243,000	Equinor ASA, 2.875%, 04/06/2025	242,910	0.0
1,200,000	Global Partners L.P. / GLP Finance Corp., 7.000%, 08/01/2027	1,197,532	0.2
905,000 (2)	Hess Midstream Operations L.P., 5.875%, 03/01/2028	909,798	0.2
590,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	564,682	0.1
196,000 (1)	Occidental Petroleum Corp., 6.625%, 09/01/2030	206,030	0.0
385,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	385,561	0.1
600,000 (2)	Permian Resources Operating LLC, 5.375%, 01/15/2026	598,419	0.1
551,000	Phillips 66, 3.850%, 04/09/2025	550,884	0.1
647,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	630,461	0.1
1,252,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,251,712	0.2
		14,127,666	2.4

	Financial: 15.7%
653,000	Aflac, Inc., 1.125%, 03/15/2026	632,572	0.1
1,200,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	1,158,985	0.2
298,000 (3)	American Express Co., 4.990%, 05/01/2026	298,037	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
224,000 (3)	American Express Co., 5.098%, 02/16/2028	$226,739	0.0
541,000 (3)	American Express Co., 5.389%, 07/28/2027	546,864	0.1
510,000 (3)	American Express Co., 5.645%, 04/23/2027	515,884	0.1
438,000	American Tower Corp., 3.650%, 03/15/2027	430,745	0.1
112,000	American Tower Corp., 5.250%, 07/15/2028	114,029	0.0
850,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	849,938	0.1
98,000	Aon North America, Inc., 5.125%, 03/01/2027	99,083	0.0
162,000	Aon North America, Inc., 5.150%, 03/01/2029	164,912	0.0
482,000	Arthur J Gallagher & Co., 4.850%, 12/15/2029	485,556	0.1
698,000 (2)	Athene Global Funding, 5.684%, 02/23/2026	705,179	0.1
577,000 (2)	Aviation Capital Group LLC, 6.375%, 07/15/2030	605,707	0.1
1,175,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	1,100,758	0.2
200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	204,287	0.0
400,000	Banco Santander SA, 5.588%, 08/08/2028	411,533	0.1
1,422,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	1,370,941	0.2
328,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	317,945	0.1
48,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	47,194	0.0
132,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	131,472	0.0
760,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	772,297	0.1
234,000 (3)	Bank of America Corp., MTN, 1.197%, 10/24/2026	229,589	0.0
1,281,000 (3)	Bank of America Corp., MTN, 1.319%, 06/19/2026	1,271,887	0.2
75,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	72,375	0.0
264,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	247,691	0.0
1,055,000	Bank of Montreal, 5.300%, 06/05/2026	1,064,800	0.2
229,000 (3)	Bank of New York Mellon Corp., 4.414%, 07/24/2026	228,827	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
710,000 (3)	Bank of New York Mellon Corp., 4.890%, 07/21/2028	$716,811	0.1
447,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	449,383	0.1
522,000	Bank of Nova Scotia, MTN, 3.450%, 04/11/2025	521,811	0.1
788,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	718,139	0.1
329,000 (2)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	299,364	0.1
220,000 (1)(2)(3)	CaixaBank SA, 5.673%, 03/15/2030	225,726	0.0
328,000 (2)(3)	CaixaBank SA, 6.684%, 09/13/2027	337,330	0.1
304,000	Camden Property Trust, 4.100%, 10/15/2028	298,630	0.1
343,000 (3)	Canadian Imperial Bank of Commerce, 4.857%, 03/30/2029	344,319	0.1
315,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	301,415	0.1
535,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	544,073	0.1
551,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	562,983	0.1
526,000	Charles Schwab Corp., 5.875%, 08/24/2026	535,889	0.1
194,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	204,707	0.0
842,000 (3)	Citigroup, Inc., 4.786%, 03/04/2029	843,966	0.1
452,000	CME Group, Inc., 4.400%, 03/15/2030	451,403	0.1
550,000 (2)(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	545,648	0.1
714,000	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	723,705	0.1
507,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	498,241	0.1
651,000 (2)	Corebridge Global Funding, 0.900%, 09/22/2025	639,801	0.1
711,000 (1)(2)(3)	Credit Agricole SA, 5.335%, 01/10/2030	721,620	0.1
121,000	Credit Suisse AG/ New York NY, 2.950%, 04/09/2025	120,947	0.0
1,210,000	Crown Castle, Inc., 1.350%, 07/15/2025	1,199,014	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
556,000 (2)(3)	Danske Bank A/S, 4.298%, 04/01/2028	$552,112	0.1
329,000 (2)(3)	Danske Bank A/S, 4.613%, 10/02/2030	324,613	0.1
714,000 (3)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	686,310	0.1
836,000 (2)(3)	DNB Bank ASA, 5.896%, 10/09/2026	840,859	0.1
703,000	Equinix, Inc., 1.250%, 07/15/2025	695,939	0.1
487,000 (2)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	496,754	0.1
597,000	Fifth Third Bank NA, 3.850%, 03/15/2026	592,125	0.1
1,200,000 (2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	1,197,880	0.2
600,000 (2)	GA Global Funding Trust, 3.850%, 04/11/2025	599,840	0.1
209,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	210,363	0.0
106,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	107,018	0.0
354,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	341,808	0.1
356,000 (3)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	359,029	0.1
130,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	134,142	0.0
130,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	137,351	0.0
324,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	323,202	0.1
1,000,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	995,267	0.2
869,000 (3)	HSBC Holdings PLC, 4.899%, 03/03/2029	871,197	0.1
736,000 (3)	ING Groep NV, 4.017%, 03/28/2028	727,963	0.1
309,000 (3)	ING Groep NV, 6.083%, 09/11/2027	315,308	0.1
272,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	265,294	0.0
593,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	567,340	0.1
798,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	773,959	0.1
621,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	575,081	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,169,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	$1,167,106	0.2
691,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	671,443	0.1
500,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	486,080	0.1
119,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	118,427	0.0
715,000 (3)	JPMorgan Chase & Co., 4.505%, 10/22/2028	714,416	0.1
320,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	317,965	0.1
190,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	191,757	0.0
968,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	978,964	0.2
720,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	726,398	0.1
1,000,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	1,020,096	0.2
255,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	263,069	0.0
712,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	728,943	0.1
597,000	KeyBank NA/ Cleveland OH, 4.390%, 12/14/2027	592,954	0.1
1,200,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	1,169,584	0.2
707,000 (3)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	718,786	0.1
419,000 (2)	LPL Holdings, Inc., 4.625%, 11/15/2027	415,734	0.1
232,000 (2)	Lseg US Fin Corp., 4.875%, 03/28/2027	233,902	0.0
806,000 (2)	LSEGA Financing PLC, 1.375%, 04/06/2026	781,922	0.1
548,000 (1)	Main Street Capital Corp., 6.950%, 03/01/2029	563,934	0.1
720,000	Marsh & McLennan Cos., Inc., 4.550%, 11/08/2027	723,577	0.1
838,000	Mastercard, Inc., 4.550%, 03/15/2028	844,349	0.1
717,000 (2)	Met Tower Global Funding, 4.850%, 01/16/2027	723,251	0.1
400,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	396,228	0.1
508,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	488,861	0.1
777,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	789,244	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
421,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	$429,934	0.1
725,000 (3)	Mizuho Financial Group, Inc., 5.382%, 07/10/2030	740,245	0.1
341,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	332,619	0.1
715,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	692,541	0.1
57,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	56,888	0.0
574,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	553,727	0.1
185,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	186,582	0.0
111,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	112,542	0.0
384,000 (1)(3)	Morgan Stanley, 5.230%, 01/15/2031	390,329	0.1
412,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	428,533	0.1
585,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	562,464	0.1
320,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	314,544	0.1
727,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	736,989	0.1
533,000	Morgan Stanley Bank NA, 4.754%, 04/21/2026	534,750	0.1
556,000 (2)	National Securities Clearing Corp., 5.000%, 05/30/2028	563,948	0.1
1,200,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	1,195,949	0.2
532,000 (2)	Nationwide Building Society, 1.500%, 10/13/2026	509,115	0.1
419,000 (3)	NatWest Group PLC, 5.583%, 03/01/2028	426,149	0.1
395,000 (1)(2)	NatWest Markets PLC, 5.410%, 05/17/2029	404,528	0.1
1,200,000	Navient Corp., 6.750%, 06/25/2025	1,201,764	0.2
374,000 (2)	Nordea Bank Abp, 3.600%, 06/06/2025	373,276	0.1
1,200,000	OneMain Finance Corp., 3.500%, 01/15/2027	1,150,893	0.2
219,000 (2)	Pacific Life Global Funding II, 1.200%, 06/24/2025	217,357	0.0
394,000 (2)	Pacific Life Global Funding II, 1.375%, 04/14/2026	382,341	0.1
488,000 (2)	Principal Life Global Funding II, 5.100%, 01/25/2029	495,951	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
352,000	Prologis L.P., 4.875%, 06/15/2028	$355,993	0.1
148,000 (2)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	151,074	0.0
1,200,000 (2)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	1,174,126	0.2
1,200,000 (1)(2)	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	1,150,996	0.2
457,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	439,528	0.1
435,000 (3)	Royal Bank of Canada, GMTN, 4.522%, 10/18/2028	433,977	0.1
385,000 (3)	Royal Bank of Canada, GMTN, 4.715%, 03/27/2028	386,152	0.1
332,000	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	336,429	0.1
160,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	161,193	0.0
722,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	729,317	0.1
727,000 (3)	Santander UK Group Holdings PLC, 6.833%, 11/21/2026	736,186	0.1
534,000 (2)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	532,982	0.1
1,200,000 (2)	Starwood Property Trust, Inc., 4.375%, 01/15/2027	1,167,287	0.2
772,000 (3)	State Street Corp., 3.031%, 11/01/2034	703,040	0.1
565,000 (3)	State Street Corp., 4.530%, 02/20/2029	565,409	0.1
953,000	State Street Corp., 4.536%, 02/28/2028	957,699	0.2
208,000	State Street Corp., 4.729%, 02/28/2030	209,167	0.0
888,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	880,983	0.1
357,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	333,978	0.1
230,000	Sumitomo Mitsui Financial Group, Inc., 5.716%, 09/14/2028	238,291	0.0
1,000,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 03/07/2027	1,014,177	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
241,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 09/14/2026	$244,959	0.0
533,000 (2)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	531,952	0.1
447,000 (2)	Swedbank AB, 3.356%, 04/04/2025	446,974	0.1
576,000	Toronto-Dominion Bank, 3.766%, 06/06/2025	574,910	0.1
595,000	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	601,356	0.1
859,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	870,470	0.1
370,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	358,792	0.1
491,000 (3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	449,937	0.1
425,000 (3)	Truist Financial Corp., MTN, 4.260%, 07/28/2026	424,241	0.1
421,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	429,802	0.1
321,000	UBS AG/London, 5.800%, 09/11/2025	322,662	0.1
1,249,000 (2)(3)	UBS Group AG, 2.193%, 06/05/2026	1,243,181	0.2
451,000 (2)(3)	UBS Group AG, 4.488%, 05/12/2026	450,851	0.1
702,000 (2)(3)	UBS Group AG, 5.428%, 02/08/2030	714,866	0.1
1,200,000 (2)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	1,197,579	0.2
440,000 (3)	US Bancorp, 5.384%, 01/23/2030	448,999	0.1
406,000 (3)	US Bancorp, 5.775%, 06/12/2029	418,785	0.1
777,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 06/15/2025	777,427	0.1
601,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	554,139	0.1
784,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	768,408	0.1
168,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	164,515	0.0
99,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	98,962	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
281,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	$288,696	0.0
574,000	Wells Fargo Bank NA, 5.450%, 08/07/2026	581,976	0.1
276,000 (2)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	279,710	0.0
		93,524,586	15.7

	Industrial: 3.3%
558,000	3M Co., 4.800%, 03/15/2030	559,954	0.1
185,000	AGCO Corp., 5.450%, 03/21/2027	187,385	0.0
303,000 (2)	Amcor Flexibles North America, Inc., 4.800%, 03/17/2028	304,744	0.1
303,000 (2)	Amcor Flexibles North America, Inc., 5.100%, 03/17/2030	305,583	0.1
735,000	Avnet, Inc., 6.250%, 03/15/2028	760,631	0.1
325,000 (2)	BAE Systems PLC, 5.125%, 03/26/2029	330,122	0.1
524,000 (2)	Bombardier, Inc., 7.875%, 04/15/2027	526,313	0.1
1,200,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	1,190,260	0.2
505,000	Caterpillar Financial Services Corp., 4.400%, 03/03/2028	506,456	0.1
459,000	Caterpillar Financial Services Corp., 4.800%, 01/08/2030	465,565	0.1
315,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	319,104	0.1
1,225,000	CNH Industrial Capital LLC, 5.450%, 10/14/2025	1,229,199	0.2
656,000	FedEx Corp., 3.250%, 04/01/2026	648,064	0.1
560,000	GATX Corp., 5.400%, 03/15/2027	567,404	0.1
368,000	HEICO Corp., 5.250%, 08/01/2028	374,599	0.1
465,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	471,627	0.1
563,000	JB Hunt Transport Services, Inc., 4.900%, 03/15/2030	566,693	0.1
251,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	242,393	0.0
185,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	183,705	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,200,000 (2)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	$1,194,591	0.2
705,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	712,465	0.1
743,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	771,407	0.1
1,239,000	Raytheon Technologies Corp., 3.950%, 08/16/2025	1,236,222	0.2
600,000 (2)	Rolls-Royce PLC, 3.625%, 10/14/2025	597,848	0.1
271,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	272,823	0.0
508,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	517,057	0.1
282,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	288,587	0.0
101,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	103,766	0.0
1,200,000 (2)	Standard Industries, Inc., 5.000%, 02/15/2027	1,182,208	0.2
833,000	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	868,621	0.1
1,200,000 (2)	TK Elevator US Newco, Inc., 5.250%, 07/15/2027	1,178,315	0.2
707,000	Veralto Corp., 5.500%, 09/18/2026	715,855	0.1
355,000	Waste Management, Inc., 4.950%, 07/03/2027	360,574	0.1
		19,740,140	3.3

	Technology: 3.1%
350,000	Accenture Capital, Inc., 3.900%, 10/04/2027	347,762	0.1
215,000	Accenture Capital, Inc., 4.050%, 10/04/2029	212,023	0.0
357,000	Advanced Micro Devices, Inc., 4.319%, 03/24/2028	359,061	0.1
364,000	Analog Devices, Inc., 2.950%, 04/01/2025	364,000	0.1
210,000	AppLovin Corp., 5.125%, 12/01/2029	210,883	0.0
149,000 (2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	140,256	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
731,000	Broadcom, Inc., 3.459%, 09/15/2026	$720,960	0.1
714,000	Broadcom, Inc., 4.150%, 02/15/2028	708,108	0.1
884,000	Broadcom, Inc., 4.800%, 04/15/2028	890,680	0.2
355,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	354,033	0.1
19,000 (1)	Concentrix Corp., 6.600%, 08/02/2028	19,837	0.0
289,000	Dell International LLC / EMC Corp., 5.000%, 04/01/2030	290,450	0.0
1,244,000	Fidelity National Information Services, Inc., 1.150%, 03/01/2026	1,206,141	0.2
237,000	Fiserv, Inc., 5.150%, 03/15/2027	239,399	0.0
685,000	Fiserv, Inc., 5.450%, 03/02/2028	700,741	0.1
656,000	Hewlett Packard Enterprise Co., 4.550%, 10/15/2029	649,067	0.1
1,059,000	HP, Inc., 2.200%, 06/17/2025	1,052,714	0.2
702,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	704,678	0.1
297,000	Intel Corp., 3.700%, 07/29/2025	295,834	0.0
999,000	Microchip Technology, Inc., 4.250%, 09/01/2025	997,834	0.2
1,008,000	NetApp, Inc., 1.875%, 06/22/2025	1,001,466	0.2
923,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	920,896	0.2
643,000	Oracle Corp., 1.650%, 03/25/2026	625,097	0.1
313,000	Oracle Corp., 2.500%, 04/01/2025	313,000	0.1
633,000	Oracle Corp., 2.650%, 07/15/2026	618,100	0.1
417,000	Oracle Corp., 4.800%, 08/03/2028	420,489	0.1
1,200,000 (2)	SS&C Technologies, Inc., 5.500%, 09/30/2027	1,191,865	0.2
430,000 (1)	Synopsys, Inc., 4.650%, 04/01/2028	432,575	0.1
157,000	Synopsys, Inc., 4.850%, 04/01/2030	158,067	0.0
682,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	681,695	0.1
739,000	VMware LLC, 3.900%, 08/21/2027	726,253	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Short Duration Bond Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
421,000	VMware, Inc., 1.400%, 08/15/2026	$403,278	0.1
290,000	Workday, Inc., 3.500%, 04/01/2027	284,386	0.0
		18,241,628	3.1

	Utilities: 3.8%
518,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	514,798	0.1
399,000	AES Corp., 1.375%, 01/15/2026	388,109	0.1
1,119,000	AES Corp., 5.450%, 06/01/2028	1,138,759	0.2
579,000	Alabama Power Co., 3.750%, 09/01/2027	572,016	0.1
502,000	Ameren Corp., 5.700%, 12/01/2026	511,051	0.1
607,000	Ameren Illinois Co., 3.800%, 05/15/2028	597,475	0.1
637,000 (1)	American Electric Power Co., Inc., 5.200%, 01/15/2029	647,746	0.1
551,000	Avangrid, Inc., 3.200%, 04/15/2025	550,560	0.1
561,000	CenterPoint Energy Houston Electric LLC, 4.800%, 03/15/2030	564,683	0.1
359,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	361,011	0.1
315,000	Consumers Energy Co., 4.900%, 02/15/2029	319,121	0.1
534,000	DTE Energy Co., 5.100%, 03/01/2029	541,237	0.1
1,032,000 (2)	East Ohio Gas Co., 1.300%, 06/15/2025	1,023,839	0.2
697,000 (2)	Enel Finance International NV, 7.050%, 10/14/2025	703,586	0.1
927,000	Entergy Corp., 0.900%, 09/15/2025	912,068	0.2
438,000	Eversource Energy, 2.900%, 03/01/2027	424,383	0.1
713,000	Eversource Energy, 4.750%, 05/15/2026	713,469	0.1
266,000	Exelon Corp., 5.150%, 03/15/2029	270,590	0.0
697,000	Georgia Power Co., 5.004%, 02/23/2027	705,948	0.1
320,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	327,665	0.1
123,000	National Rural Utilities Cooperative Finance Corp., 4.120%, 09/16/2027	122,315	0.0
309,000	National Rural Utilities Cooperative Finance Corp., 5.150%, 06/15/2029	315,571	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
156,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	$158,930	0.0
392,000 (2)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	404,212	0.1
516,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	493,158	0.1
446,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	411,600	0.1
464,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	465,826	0.1
257,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	259,467	0.0
788,000	NextEra Energy Capital Holdings, Inc., 5.050%, 03/15/2030	798,586	0.1
535,000 (2)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	462,755	0.1
621,000	NiSource, Inc., 0.950%, 08/15/2025	612,956	0.1
632,000	ONE Gas, Inc., 5.100%, 04/01/2029	645,482	0.1
527,829	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	515,663	0.1
647,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	637,582	0.1
170,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	175,648	0.0
220,000	Sempra Energy, 5.400%, 08/01/2026	221,791	0.0
1,252,000	Sierra Pacific Power Co., 2.600%, 05/01/2026	1,228,127	0.2
238,000	Southern Co., 5.500%, 03/15/2029	245,523	0.0
283,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	279,004	0.0
351,000 (2)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	350,383	0.1
570,000 (2)	Vistra Operations Co. LLC, 5.050%, 12/30/2026	572,216	0.1
680,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	680,088	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
520,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	$518,474	0.1
23,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	21,120	0.0
295,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	295,131	0.0
51,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	51,059	0.0
71,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	72,038	0.0
		22,802,819	3.8
	Total Corporate Bonds/ Notes
	(Cost $267,442,729)	269,231,477	45.3

ASSET-BACKED SECURITIES: 16.5%
	Automobile Asset-Backed Securities: 6.0%
1,450,000 (2)	American Heritage Auto Receivables Trust 2024-1A A3, 4.900%, 09/17/2029	1,460,817	0.2
745,672	Americredit Automobile Receivables Trust 2023-1 A3, 5.620%, 11/18/2027	749,450	0.1
2,850,000	BMW Vehicle Lease Trust 2024-1 A4, 5.000%, 06/25/2027	2,874,574	0.5
2,850,000	Carmax Auto Owner Trust 2023-3 B, 5.470%, 02/15/2029	2,904,426	0.5
300,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	292,164	0.0
1,650,000 (2)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	1,673,187	0.3
1,050,000 (2)	Citizens Auto Receivables Trust 2024-1 A3, 5.110%, 04/17/2028	1,057,719	0.2
850,000	Drive Auto Receivables Trust 2024-2 A3, 4.500%, 09/15/2028	850,175	0.1
1,700,000 (2)	GLS Auto Receivables Issuer Trust 2025-1A A3, 4.770%, 09/15/2028	1,706,660	0.3
450,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	450,442	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
400,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	$405,749	0.1
448,157	GM Financial Consumer Automobile Receivables Trust 2023-1 A3, 4.660%, 02/16/2028	448,651	0.1
1,750,000	GM Financial Consumer Automobile Receivables Trust 2023-3 A4, 5.340%, 12/18/2028	1,779,453	0.3
2,600,000 (2)	GM Financial Revolving Receivables Trust 2021-1 A, 1.170%, 06/12/2034	2,481,333	0.4
1,050,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	1,026,016	0.2
10,076 (2)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	10,039	0.0
1,600,000	Nissan Auto Lease Trust 2023-B A4, 5.610%, 11/15/2027	1,608,671	0.3
1,200,000 (2)	PenFed Auto Receivables Owner Trust 2024-A A3, 4.700%, 06/15/2029	1,204,517	0.2
1,250,000 (2)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	1,255,280	0.2
1,100,000 (2)	Porsche Innovative Lease Owner Trust 2024-1A A4, 4.660%, 02/20/2030	1,105,235	0.2
2,600,000	Santander Drive Auto Receivables Trust 2023-3 B, 5.610%, 07/17/2028	2,619,180	0.4
1,550,000	Santander Drive Auto Receivables Trust 2024-4 A3, 4.850%, 01/16/2029	1,554,280	0.3
950,000 (2)	SCCU Auto Receivables Trust 2024-1A A3, 5.110%, 06/15/2029	958,605	0.1
1,032,191 (2)	Tesla Auto Lease Trust 2023-A A3, 5.890%, 06/22/2026	1,034,693	0.2
1,150,000 (2)	Tesla Auto Lease Trust 2024-B A3, 4.820%, 10/20/2027	1,155,139	0.2

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
2,750,000	Toyota Auto Receivables Owner Trust 2024-A A3, 4.830%, 10/16/2028	$2,766,655	0.5
		35,433,110	6.0

	Other Asset-Backed Securities: 9.6%
550,000 (2)(3)	AB BSL CLO 4 Ltd. 2023-4A A, 6.293%, (TSFR3M + 2.000%), 04/20/2036	550,331	0.1
1,478,236 (2)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.784%, (TSFR1M + 1.464%), 11/15/2036	1,478,611	0.2
620,322 (2)(3)	Bain Capital Credit CLO 2018-2A A1R, 5.373%, (TSFR3M + 1.080%), 07/19/2031	620,121	0.1
1,900,000 (2)(3)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 5.955%, (TSFR3M + 1.662%), 10/20/2034	1,901,277	0.3
1,160,671 (2)(3)	Barings CLO Ltd. 2015-IA AR, 5.545%, (TSFR3M + 1.252%), 01/20/2031	1,161,039	0.2
2,750,000 (2)(3)	Barings CLO Ltd. 2024-1A A, 5.923%, (TSFR3M + 1.630%), 01/20/2037	2,763,750	0.5
2,000,000 (2)(3)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 5.734%, (TSFR3M + 1.432%), 07/15/2034	2,001,324	0.3
1,650,000 (2)(3)	Benefit Street Partners CLO XXIX Ltd. 2022-29A AR, 5.485%, (TSFR3M + 1.180%), 01/25/2038	1,651,015	0.3
600,000 (2)(3)	Birch Grove CLO 10 Ltd. 2024-10A A, 5.949%, (TSFR3M + 1.390%), 01/22/2038	597,905	0.1
2,500,000 (2)(3)	BlueMountain CLO XXXII Ltd. 2021-32A AR, 5.392%, (TSFR3M + 1.100%), 10/15/2034	2,500,503	0.4
4,000,000 (2)(3)	BRSP Ltd. 2021-FL1 B, 6.331%, (TSFR1M + 2.014%), 08/19/2038	3,976,608	0.7
600,000 (2)(3)	Carlyle US CLO Ltd. 2017-3A A1R2, 5.693%, (TSFR3M + 1.400%), 10/21/2037	600,337	0.1
800,000 (2)(3)	Carlyle US CLO Ltd. 2021-4A A2, 5.955%, (TSFR3M + 1.662%), 04/20/2034	802,002	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,650,000 (2)(3)	CBAM Ltd. 2017-1A AR2, 5.770%, (TSFR3M + 1.390%), 01/20/2038	$1,650,884	0.3
250,000 (2)(3)	CIFC Funding Ltd. 2019-6A A2R, 6.008%, (TSFR3M + 1.700%), 07/16/2037	249,961	0.0
148,393	CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	147,994	0.0
126,549	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	125,953	0.0
1,750,000 (2)	DLLAA LLC 2023-1A A3, 5.640%, 02/22/2028	1,776,609	0.3
250,000 (2)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 5.805%, (TSFR3M + 1.512%), 01/20/2030	250,405	0.0
1,450,000 (2)(3)	Empower CLO Ltd. 2022-1A A1R, 5.683%, (TSFR3M + 1.390%), 10/20/2037	1,449,168	0.2
736,014 (2)(3)	Goldentree Loan Management US Clo 4 Ltd. 2019-4A ARR, 5.447%, (TSFR3M + 1.150%), 04/24/2031	736,153	0.1
292,235 (2)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.049%, (SOFR30A + 1.700%), 04/20/2037	292,909	0.0
450,000 (2)(3)	Invesco US CLO Ltd. 2023-1A AR, 5.860%, (TSFR3M + 1.570%), 04/22/2037	452,158	0.1
54,153	John Deere Owner Trust 2021-B A3, 0.520%, 03/16/2026	54,056	0.0
450,000	John Deere Owner Trust 2022 2022-A A4, 2.490%, 01/16/2029	444,688	0.1
1,000,000	John Deere Owner Trust 2025 2025-A A4, 4.420%, 02/17/2032	1,000,873	0.2
1,080,926 (2)	Kubota Credit Owner Trust 2023-1A A3, 5.020%, 06/15/2027	1,085,524	0.2
425,100 (2)(3)	LCM 26 Ltd. 26A A1, 5.625%, (TSFR3M + 1.332%), 01/20/2031	425,320	0.1
900,000 (2)(3)	Madison Park Funding XXX Ltd. 2018-30A A1R, 5.668%, (TSFR3M + 1.360%), 07/16/2037	900,468	0.2
1,575,000 (2)(3)	MF1 Ltd. 2021-FL6 C, 6.281%, (TSFR1M + 1.964%), 07/16/2036	1,542,561	0.3

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,800,000 (2)(3)	Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, 5.653%, (TSFR3M + 1.360%), 10/18/2038	$1,801,643	0.3
1,200,000 (2)(3)	Oaktree CLO Ltd. 2022-2A A1R2, 5.672%, (TSFR3M + 1.370%), 10/15/2037	1,196,196	0.2
300,000 (2)(3)	Octagon 61 Ltd. 2023-2A A, 6.143%, (TSFR3M + 1.850%), 04/20/2036	300,181	0.1
250,000 (2)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 5.905%, (TSFR3M + 1.612%), 07/19/2030	250,122	0.0
532,133 (2)(3)	Octagon Loan Funding Ltd. 2014-1A ARR, 5.765%, (TSFR3M + 1.442%), 11/18/2031	532,266	0.1
3,700,000 (2)(3)	OHA Credit Partners XIII Ltd. 2016-13A A1R2, 5.673%, (TSFR3M + 1.380%), 10/21/2037	3,701,717	0.6
500,000 (2)(3)	OHA Loan Funding Ltd. 2015-1A AR3, 5.705%, (TSFR3M + 1.412%), 01/19/2037	500,379	0.1
1,850,000 (2)(3)	Palmer Square CLO Ltd. 2018-1A A1R, 5.813%, (TSFR3M + 1.520%), 04/18/2037	1,855,511	0.3
1,650,000 (2)(3)	Palmer Square CLO Ltd. 2019-1A A1R, 5.730%, (TSFR3M + 1.412%), 11/14/2034	1,650,832	0.3
600,000 (2)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	599,090	0.1
950,000 (2)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	966,218	0.2
750,000 (2)(3)	Rad CLO 6 Ltd. 2019-6A A1R, 5.683%, (TSFR3M + 1.390%), 10/20/2037	749,957	0.1
2,100,000 (2)	SoFi Consumer Loan Program Trust 2025-1 B, 5.120%, 02/27/2034	2,117,809	0.4
857,877 (2)(3)	Sound Point CLO XVIII Ltd. 2017-4A A1, 5.675%, (TSFR3M + 1.382%), 01/21/2031	858,371	0.1
410,000 (2)(3)	Sound Point CLO XXV Ltd. 2019-4A A1R, 5.580%, (TSFR3M + 1.280%), 04/25/2033	409,563	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
716,230 (2)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 5.494%, (TSFR3M + 1.192%), 07/15/2030	$716,341	0.1
500,000 (2)(3)	THL Credit Wind River CLO Ltd. 2019-1A AR, 5.715%, (TSFR3M + 1.422%), 07/20/2034	500,262	0.1
2,000,000 (2)	T-Mobile US Trust 2024-2A A, 4.250%, 05/21/2029	1,995,782	0.3
924,119 (2)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 5.552%, (TSFR3M + 1.250%), 07/15/2032	923,689	0.2
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A3, 4.290%, 10/16/2028	498,731	0.1
500,000 (2)	Volvo Financial Equipment LLC Series 2024-1A A4, 4.290%, 07/15/2031	496,566	0.1
1,050,000 (2)	Volvo Financial Equipment LLC Series 2025-1A A3, 4.460%, 05/15/2029	1,051,093	0.2
300,000 (2)(3)	Wellman Park CLO Ltd. 2021-1A AR, 5.652%, (TSFR3M + 1.350%), 07/15/2037	300,142	0.0
		57,162,968	9.6

	Student Loan Asset-Backed Securities: 0.9%
28,183 (2)(3)	Navient Private Education Loan Trust 2014-AA A3, 6.034%, (TSFR1M + 1.714%), 10/15/2031	28,208	0.0
115,193 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	110,755	0.0
36,671 (2)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	33,937	0.0
70,170 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	63,828	0.0
1,132,881 (2)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	1,005,704	0.2
274,651 (2)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	241,631	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
2,350,845 (2)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	$2,394,582	0.4
66,598 (2)	Sofi Professional Loan Program LLC 2018-A A2B, 2.950%, 02/25/2042	66,207	0.0
307,907 (2)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	272,302	0.1
1,178,694 (2)	Sofi Proffesional Loan Program Trust 2021-A AFX, 1.030%, 08/17/2043	1,034,749	0.2
		5,251,903	0.9
	Total Asset-Backed Securities
	(Cost $97,569,947)	97,847,981	16.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 13.3%
2,000,000 (2)(3)	Acrec 2025 Fl 3 LLC 2025-FL3 A, 5.626%, (TSFR1M + 1.310%), 08/18/2042	2,001,515	0.3
1,478,947 (2)(3)	AREIT LLC 2023-CRE8 A, 6.431%, (TSFR1M + 2.112%), 08/17/2041	1,484,721	0.2
1,000,000 (2)(3)	AREIT Ltd. 2025-CRE10 A, 5.707%, (TSFR1M + 1.388%), 12/17/2029	1,000,284	0.2
1,000,000 (2)(3)	ARES1 2024-IND2 A, 5.762%, (TSFR1M + 1.443%), 10/15/2034	999,009	0.2
500,000 (2)	ARZ Trust 2024-BILT A, 5.772%, 06/11/2029	510,718	0.1
1,625,000 (2)(3)	BAHA Trust 2024-MAR A, 5.574%, 12/10/2041	1,650,937	0.3
1,000,000 (2)(3)	BAMLL Trust 2025-ASHF A, 6.170%, (TSFR1M + 1.850%), 02/15/2042	998,340	0.2
1,000,000 (2)(3)	BAMLL Trust 2025-ASHF B, 6.670%, (TSFR1M + 2.350%), 02/15/2042	998,854	0.2
2,000,000 (3)	BANK5 2024-5YR10 B, 6.140%, 10/15/2057	2,032,892	0.3
1,500,000 (2)(3)	BFLD Commercial Mortgage Trust 2024-UNIV A, 5.812%, (TSFR1M + 1.493%), 11/15/2041	1,500,454	0.2
2,917,000 (2)(3)	BHMS 2018-ATLS C, 6.516%, (TSFR1M + 2.197%), 07/15/2035	2,908,949	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000	BMO Mortgage Trust 2024-5C5 A3, 5.857%, 02/15/2057	$1,033,104	0.2
1,250,000 (3)	BMO Mortgage Trust 2024-5C6 B, 6.086%, 09/15/2057	1,283,898	0.2
2,143,246 (2)(3)	BX Commercial Mortgage Trust 2021-ACNT B, 5.683%, (TSFR1M + 1.364%), 11/15/2038	2,135,875	0.4
1,250,000 (2)(3)	BX Commercial Mortgage Trust 2024-AIR2 B, 6.112%, (TSFR1M + 1.792%), 10/15/2041	1,251,468	0.2
493,503 (2)(3)	BX Commercial Mortgage Trust 2024-KING A, 5.860%, (TSFR1M + 1.541%), 05/15/2034	492,997	0.1
1,550,000 (2)(3)	BX Trust 2021-ARIA C, 6.079%, (TSFR1M + 1.760%), 10/15/2036	1,545,321	0.3
1,000,000 (2)(3)	BX Trust 2021-LGCY A, 4.939%, (TSFR1M + 0.620%), 10/15/2036	992,300	0.2
2,113,323 (2)(3)	BX Trust 2021-RISE B, 5.683%, (TSFR1M + 1.364%), 11/15/2036	2,100,252	0.3
701,288 (2)(3)	BX Trust 2022-PSB A, 6.770%, (TSFR1M + 2.451%), 08/15/2039	700,412	0.1
1,879,128 (2)(3)	BX Trust 2024-FNX A, 5.761%, (TSFR1M + 1.442%), 11/15/2041	1,877,309	0.3
2,450,000 (2)(3)	BX Trust 2024-VLT4 B, 6.260%, (TSFR1M + 1.941%), 07/15/2029	2,437,923	0.4
825,000 (2)(3)	BX Trust 2025-VLT6 B, 6.212%, (TSFR1M + 1.893%), 03/15/2042	822,136	0.1
436,226	COMM Mortgage Trust 2015-CR23 AM, 3.801%, 05/10/2048	435,738	0.1
639,000	COMM Mortgage Trust 2015-CR25 A4, 3.759%, 08/10/2048	635,803	0.1
1,144,000 (3)	COMM Mortgage Trust 2015-CR25 C, 4.517%, 08/10/2048	1,115,715	0.2
1,300,000	COMM Mortgage Trust 2015-CR26 A4, 3.630%, 10/10/2048	1,290,682	0.2
500,000 (2)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	510,980	0.1
500,000 (2)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	513,210	0.1

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
693,194	Csail Commercial Mortgage Trust 2015-C2 A4, 3.504%, 06/15/2057	$691,650	0.1
2,000,000 (2)(3)	CSTL Commercial Mortgage Trust 2024-GATE B, 5.052%, 11/10/2041	1,952,776	0.3
221,762	DBJPM Mortgage Trust 2017-C6 A3, 3.269%, 06/10/2050	214,994	0.0
4,000,000 (2)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	4,102,174	0.7
1,500,000 (2)	ELM Trust 2024-ELM B15, 5.596%, 06/10/2039	1,519,736	0.3
1,100,000 (2)(3)	FS Rialto Issuer LLC 2025-FL10 A, 5.685%, (TSFR1M + 1.385%), 08/19/2042	1,099,971	0.2
1,000,000 (2)(3)	FS Trust 2024-HULA B, 6.410%, (TSFR1M + 2.091%), 08/15/2039	1,001,994	0.2
47,399	Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	45,511	0.0
3,792	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	3,762	0.0
568	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	566	0.0
23,625	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	23,177	0.0
2,374	Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	2,356	0.0
1,000,000 (2)	ICNQ Mortgage Trust 2024-MF A, 5.778%, 12/10/2034	1,020,076	0.2
4,000,000 (2)(3)	ILPT Commercial Mortgage Trust 2022-LPF2 A, 6.564%, (TSFR1M + 2.245%), 10/15/2039	4,010,176	0.7
1,000,000 (2)(3)	INTOWN Mortgage Trust 2025-STAY C, 6.550%, (TSFR1M + 2.250%), 03/15/2042	994,364	0.2
653,452	JPMBB Commercial Mortgage Securities Trust 2015-C31 A3, 3.801%, 08/15/2048	649,150	0.1
1,500,000 (2)(3)	LBA Trust 2024-BOLT A, 5.910%, (TSFR1M + 1.591%), 06/15/2039	1,498,569	0.2
1,000,000 (2)(3)	Life Mortgage Trust 2022-BMR2 A1, 5.614%, (TSFR1M + 1.295%), 05/15/2039	970,206	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000 (2)(3)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.704%, (TSFR1M + 1.385%), 08/17/2042	$1,503,859	0.2
1,000,000 (2)(3)	MF1 LLC 2025-FL17 A, 5.632%, (TSFR1M + 1.320%), 02/18/2040	1,001,224	0.2
1,000,000 (3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 C, 4.492%, 12/15/2047	960,994	0.2
400,000 (2)(3)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.717%, (TSFR1M + 1.397%), 03/15/2039	398,793	0.1
1,750,000 (2)(3)	NXPT Commercial Mortgage Trust 2024- STOR A, 4.312%, 11/05/2041	1,697,733	0.3
927,899 (2)(3)	PFP Ltd. 2023-10 A, 6.684%, (TSFR1M + 2.365%), 09/16/2038	931,200	0.2
1,500,000 (2)(3)	PRM5 Trust 2025- PRM5 A, 4.173%, 03/10/2033	1,474,143	0.2
2,000,000 (2)(3)	SMRT 2022-MINI F, 7.670%, (TSFR1M + 3.350%), 01/15/2039	1,897,782	0.3
3,000,000 (2)(3)	SWCH Commercial Mortgage Trust 2025- DATA B, 6.162%, (TSFR1M + 1.842%), 03/15/2042	2,973,306	0.5
1,692,652 (2)	THPT Mortgage Trust 2023-THL A, 6.994%, 12/10/2034	1,726,890	0.3
2,000,000 (2)(3)	WCORE Commercial Mortgage Trust 2024- CORE B, 6.161%, (TSFR1M + 1.842%), 11/15/2041	2,000,061	0.3
1,085,000	Wells Fargo Commercial Mortgage Trust 2016-LC25 A4, 3.640%, 12/15/2059	1,065,815	0.2
1,530,975 (3)	WFRBS Commercial Mortgage Trust 2014- C21 B, 4.213%, 08/15/2047	1,481,095	0.2
2,500,000 (2)	WSTN Trust 2023- MAUI A, 6.297%, 07/05/2037	2,545,039	0.4
	Total Commercial Mortgage-Backed Securities (Cost $78,175,758)	78,720,938	13.3

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.6%
721,236 (2)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1M2, 5.890%, (SOFR30A + 1.550%), 10/25/2041	$722,181	0.1
58,726	Fannie Mae Interest Strip 404 8, 3.000%, 05/25/2040	54,067	0.0
1,303	Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	1,297	0.0
172,461	Fannie Mae REMIC Trust 2013-114 NA, 3.000%, 08/25/2032	170,164	0.0
450,311 (3)	Fannie Mae REMIC Trust 2013-34 PF, 4.804%, (SOFR30A + 0.464%), 08/25/2042	446,502	0.1
9,514,394 (3)	Fannie Mae REMIC Trust 2024-100 FD, 5.790%, (SOFR30A + 1.450%), 06/25/2054	9,597,219	1.6
5,135,970 (3)	Fannie Mae REMIC Trust 2024-103 FH, 5.590%, (SOFR30A + 1.250%), 01/25/2055	5,122,723	0.9
3,759,830 (3)	Fannie Mae REMIC Trust 2024-88 FD, 5.540%, (SOFR30A + 1.200%), 12/25/2054	3,784,889	0.6
16,517,797 (3)	Fannie Mae REMIC Trust 2024-93 FL, 5.790%, (SOFR30A + 1.450%), 12/25/2054	16,661,589	2.8
61,544	Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	62,580	0.0
638,467 (3)	Freddie Mac REMIC Trust 3049 XF, 4.813%, (SOFR30A + 0.464%), 05/15/2033	633,787	0.1
3,092,871 (3)	Freddie Mac REMIC Trust 3114 PF, 4.863%, (SOFR30A + 0.514%), 02/15/2036	3,075,098	0.5
4,617,692 (3)	Freddie Mac REMIC Trust 3136 FA, 5.013%, (SOFR30A + 0.664%), 04/15/2036	4,601,832	0.8
920,910 (3)	Freddie Mac REMIC Trust 3153 UF, 4.893%, (SOFR30A + 0.544%), 05/15/2036	916,441	0.2
334,210 (3)	Freddie Mac REMIC Trust 3255 FA, 4.743%, (SOFR30A + 0.394%), 12/15/2036	329,739	0.1
19,395 (3)	Freddie Mac REMIC Trust 3747 FA, 4.963%, (SOFR30A + 0.614%), 10/15/2040	19,269	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
433,939 (3)	Freddie Mac REMIC Trust 4879 DF, 4.863%, (SOFR30A + 0.514%), 08/15/2034	$431,143	0.1
5,485,681 (3)	Freddie Mac REMIC Trust 5410 DF, 5.790%, (SOFR30A + 1.450%), 05/25/2054	5,542,654	0.9
1,366,468 (3)	Freddie Mac REMIC Trust 5499 FX, 5.740%, (SOFR30A + 1.400%), 02/25/2055	1,375,933	0.2
980,059 (3)	Freddie Mac REMIC Trust 5502 BF, 5.990%, (SOFR30A + 1.650%), 02/25/2055	986,196	0.2
1,500,000 (2)(3)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 6.740%, (SOFR30A + 2.400%), 02/25/2042	1,527,123	0.3
3,904,169 (3)	Freddie Mac Strips 406 F43, 5.140%, (SOFR30A + 0.800%), 10/25/2053	3,898,700	0.7
3,291,796 (3)	Freddie Mac Strips 406 F44, 5.340%, (SOFR30A + 1.000%), 10/25/2053	3,297,551	0.6
821,157 (3)	Ginnie Mae 2010-H11 FA, 5.438%, (TSFR1M + 1.114%), 06/20/2060	825,023	0.1
71,685 (3)	Ginnie Mae 2011-H03 FA, 4.923%, (TSFR1M + 0.614%), 01/20/2061	71,630	0.0
21,036 (3)	Ginnie Mae 2011-H05 FA, 4.923%, (TSFR1M + 0.614%), 12/20/2060	21,021	0.0
239,674 (3)	Ginnie Mae 2011-H05 FB, 4.923%, (TSFR1M + 0.614%), 12/20/2060	239,495	0.0
340,667 (3)	Ginnie Mae 2011-H06 FA, 4.873%, (TSFR1M + 0.564%), 02/20/2061	340,223	0.1
15,717 (3)	Ginnie Mae 2011-H07 FA, 4.923%, (TSFR1M + 0.614%), 02/20/2061	15,703	0.0
37,787 (3)	Ginnie Mae 2011-H08 FD, 4.923%, (TSFR1M + 0.614%), 02/20/2061	37,761	0.0
310,783 (3)	Ginnie Mae 2011-H08 FG, 4.903%, (TSFR1M + 0.594%), 03/20/2061	310,561	0.0
157,084 (3)	Ginnie Mae 2011-H09 AF, 4.923%, (TSFR1M + 0.614%), 03/20/2061	156,943	0.0
92,212 (3)	Ginnie Mae 2012-H18 NA, 4.943%, (TSFR1M + 0.634%), 08/20/2062	92,129	0.0

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
247,042 (3)	Ginnie Mae 2012-H23 WA, 4.943%, (TSFR1M + 0.634%), 10/20/2062	$246,888	0.0
225,634	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	214,032	0.0
209,398 (3)	Ginnie Mae 2014-53 JM, 6.962%, 04/20/2039	221,570	0.0
2,140,125 (3)	Ginnie Mae 2015-H32 FH, 5.083%, (TSFR1M + 0.774%), 12/20/2065	2,142,381	0.4
1,510,534 (3)	Ginnie Mae 2016-H16 FE, 6.297%, (TSFR12M + 1.095%), 06/20/2066	1,518,003	0.3
592,755 (3)	Ginnie Mae 2017-H06 FE, 4.973%, (TSFR1M + 0.664%), 02/20/2067	592,430	0.1
364,310 (3)	Ginnie Mae 2017-H07 FG, 4.883%, (TSFR1M + 0.574%), 02/20/2067	363,807	0.1
1,328,957	Ginnie Mae 2023-86 DA, 5.500%, 08/20/2050	1,357,247	0.2
1,421,154 (3)	Ginnie Mae 2025-9 FE, 5.594%, (SOFR30A + 1.250%), 01/20/2055	1,420,904	0.2
910,507 (2)(3)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	740,595	0.1
945,992	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	911,920	0.2
	Total Collateralized Mortgage Obligations
	(Cost $74,571,912)	75,098,943	12.6

U.S. TREASURY OBLIGATIONS: 10.1%
	United States Treasury Notes: 10.1%
2,561,600	3.375%, 09/15/2027	2,531,481	0.4
44,182,000 (1)	3.875%, 03/31/2027	44,168,193	7.5
11,279,000	3.875%, 03/15/2028	11,277,678	1.9
158,000	4.000%, 03/31/2030	158,327	0.0
1,960,000	4.125%, 03/31/2032	1,965,666	0.3
55,900	4.625%, 02/15/2035	57,756	0.0
		60,159,101	10.1
	Total U.S. Treasury Obligations
	(Cost $60,050,074)	60,159,101	10.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
	Federal Home Loan Mortgage Corporation: 0.1%(4)
10,108	5.500%, 01/01/2037	10,363	0.0
4,969	5.500%, 10/01/2038	5,071	0.0
90,340	5.500%, 11/01/2038	92,024	0.1
87,703	5.500%, 02/01/2039	89,679	0.0
		197,137	0.1
	Uniform Mortgage-Backed Securities: 0.0%
15	5.000%, 03/01/2027	15	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
66,777	5.000%, 05/01/2042	$67,388	0.0
		67,403	0.0
	Total U.S. Government Agency Obligations
	(Cost $275,064)	264,540	0.1
	Total Long-Term Investments
	(Cost $578,085,484)	581,322,980	97.9

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 1.4%
3,654,754 (5)	Citadel Securities LLC, Repurchase Agreement dated 03/31/2025, 4.440%, due 04/01/2025 (Repurchase Amount $3,655,199, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $3,728,309, due 04/15/25-02/15/55)	3,654,754	0.6
1,056,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $1,056,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,077,120, due 04/10/25-03/01/55)	1,056,000	0.2
3,654,754 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/2025, 4.470%, due 04/01/2025 (Repurchase Amount $3,655,202, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $3,722,905, due 04/15/26-02/15/53)	3,654,754	0.6

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
172,230 (5)	TD Securities (USA) LLC, Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $172,251, collateralized by various U.S. Government Securities, 4.875%, Market Value plus accrued interest $175,675, due 10/31/28)	$172,230	0.0
	Total Repurchase Agreements (Cost $8,537,738)	8,537,738	1.4
	Commercial Paper: 0.4%
2,200,000 (2)	Enterprise Products, 4.580%, 04/01/2025(Cost $2,200,000)	2,199,724	0.4
			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 1.0%
5,998,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270% (Cost $5,998,000)	$5,998,000	1.0
	Total Short-Term Investments (Cost $16,735,738)	16,735,462	2.8
	Total Investments in Securities (Cost $594,821,222)	$598,058,442	100.7
	Liabilities in Excess of Other Assets	(3,925,899)	(0.7)
	Net Assets	$594,132,543	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$269,231,477	$—	$269,231,477
Asset-Backed Securities	—	97,847,981	—	97,847,981
Commercial Mortgage-Backed Securities	—	78,720,938	—	78,720,938
Collateralized Mortgage Obligations	—	75,098,943	—	75,098,943
U.S. Treasury Obligations	—	60,159,101	—	60,159,101
U.S. Government Agency Obligations	—	264,540	—	264,540
Short-Term Investments	5,998,000	10,737,462	—	16,735,462
Total Investments, at fair value	$5,998,000	$592,060,442	$—	$598,058,442
Other Financial Instruments+
Futures	1,070,479		—	1,070,479
Total Assets	$7,068,479	$592,060,442	$—	$599,128,921
Liabilities Table Other Financial Instruments+
Futures	$(411,112)	$—	$—	$(411,112)
Written Options	—	(91,255)	—	(91,255)
Total Liabilities	$(411,112)	$(91,255)	$—	$(502,367)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya Short Duration Bond Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	1,081	06/30/25	$223,952,797	$1,070,479
			$223,952,797	$1,070,479
Short Contracts:
U.S. Treasury 5-Year Note	(301)	06/30/25	(32,555,032)	(369,773)
U.S. Treasury 10-Year Note	(27)	06/18/25	(3,002,906)	(41,339)
			$(35,557,938)	$(411,112)

At March 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Short Duration Bond Fund:

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount		Received	Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North America High Yield Index Series 43, Version 1	5.000	Receive	104.000%	05/21/25	USD	$6,023,000	$(46,166)	$(49,795)
Put on 5-YearCredit Default Swap	Morgan Stanley Capital Services LLC	CDX North America High Yield Index Series 44, Version 1	5.000	Receive	103.000%	05/21/25	USD	6,000,000	(43,200)	(41,460)
									$(89,366)	$(91,255)

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Currency Abbreviations:

USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,070,479
Total Asset Derivatives		$1,070,479

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$411,112
Credit contracts	Written options, at fair value	91,255
Total Liability Derivatives		$502,367

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

			Written
Derivatives not accounted for as hedging instruments	Futures	Swaps	Options	Total
Credit contracts	$—	$267,263	$—	$267,263
Equity contracts	75,495	—	—	75,495
Interest rate contracts	(2,180,466)	—	185,596	(1,994,870)

Total	$(2,104,971)	$267,263	$185,596	$(1,652,112)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Written
Derivatives not accounted for as hedging instruments	Futures	options	Total
Credit contracts	$—	$(1,888)	$(1,888)
Interest rate contracts	991,246	—	991,246

Total	$991,246	$(1,888)	$989,358

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2025:

		Morgan
	Goldman	Stanley
	Sachs	Capital
	International	Services LLC	Total
Liabilities:
Written options	$49,795	$41,460	$91,255
Total Liabilities	$49,795	$41,460	$91,255
Net OTC derivative instruments by counterparty, at fair value	$(49,795)	$(41,460)	$(91,255)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(49,795)	$(41,460)	$(91,255)

See Accompanying Notes to Financial Statements

Voya Short Duration Bond Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $595,556,999.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,236,228
Gross Unrealized Depreciation	(1,166,672)
Net Unrealized Appreciation	$3,069,556

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 84.4%
	Basic Materials: 5.1%
4,100,000 (1)	Alumina Pty Ltd., 6.125%, 03/15/2030	$4,092,942	1.5
3,000,000 (2)	Celanese US Holdings LLC, 6.500%, 04/15/2030	2,980,821	1.1
1,000,000	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	993,885	0.4
1,856,000 (1)(2)	Cleveland-Cliffs, Inc., 6.750%, 04/15/2030	1,799,270	0.7
2,293,000 (1)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	2,246,151	0.8
400,000 (1)	INEOS Quattro Finance 2 PLC, 9.625%, 03/15/2029	414,228	0.2
1,000,000 (1)(2)	Novelis, Inc., 6.875%, 01/30/2030	1,014,959	0.4
		13,542,256	5.1

	Communications: 7.8%
2,000,000 (1)(2)	Directv Financing LLC, 8.875%, 02/01/2030	1,911,470	0.7
3,500,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.000%, 02/15/2031	3,363,676	1.3
1,600,000 (1)	Gen Digital, Inc., 6.750%, 09/30/2027	1,621,053	0.6
1,500,000 (1)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,397,760	0.5
3,250,000 (1)	ION Trading Technologies Sarl, 9.500%, 05/30/2029	3,278,554	1.2
3,900,000 (1)	Millennium Escrow Corp., 6.625%, 08/01/2026	2,769,217	1.0
1,088,000 (1)	Uber Technologies, Inc., 7.500%, 09/15/2027	1,102,043	0.4
500,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	496,274	0.2
4,950,000 (1)	Univision Communications, Inc., 8.000%, 08/15/2028	4,970,090	1.9
		20,910,137	7.8

	Consumer, Cyclical: 20.2%
4,498,000 (1)	Caesars Entertainment, Inc., 8.125%, 07/01/2027	4,532,486	1.7
2,000,000 (1)	Clarios Global L.P. / Clarios US Finance Co., 6.750%, 02/15/2030	2,020,800	0.7
1,000,000 (1)	Delta Air Lines, Inc., 7.000%, 05/01/2025	1,001,375	0.4
3,000,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	3,324,924	1.2
4,000,000	Ford Motor Credit Co. LLC, 5.875%, 11/07/2029	3,958,692	1.5

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
2,000,000	Ford Motor Credit Co. LLC, 6.950%, 03/06/2026	$2,022,181	0.8
500,000 (1)	Gates Corp., 6.875%, 07/01/2029	509,287	0.2
1,562,000	General Motors Co., 6.125%, 10/01/2025	1,570,045	0.6
3,000,000 (1)	Genting New York LLC / GENNY Capital, Inc., 7.250%, 10/01/2029	3,059,756	1.1
5,250,000 (1)	Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/2029	5,136,128	1.9
1,500,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	1,506,971	0.6
3,750,000 (1)	JetBlue Airways Corp. / JetBlue Loyalty L.P., 9.875%, 09/20/2031	3,704,781	1.4
1,500,000 (1)	LGI Homes, Inc., 8.750%, 12/15/2028	1,564,204	0.6
3,000,000 (2)	MGM Resorts International, 6.125%, 09/15/2029	2,972,536	1.1
900,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	904,442	0.3
1,200,000 (1)	OneSky Flight LLC, 8.875%, 12/15/2029	1,213,968	0.4
822,000 (1)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	824,472	0.3
4,000,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 7.750%, 10/15/2029	3,698,959	1.4
1,500,000 (1)(2)	Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/2029	1,549,097	0.6
2,500,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 05/01/2027	2,457,887	0.9
6,750,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 06/01/2028	6,688,487	2.5
		54,221,478	20.2

	Consumer, Non-cyclical: 10.5%
1,000,000 (1)	Albion Financing 1 Sarl / Aggreko Holdings, Inc., 6.125%, 10/15/2026	999,900	0.4
2,450,000 (1)	Albion Financing 2SARL, 8.750%, 04/15/2027	2,496,031	0.9

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
750,000 (1)	Brink's Co., 6.500%, 06/15/2029	$761,048	0.3
7,300,000 (1)(2)	Champions Financing, Inc., 8.750%, 02/15/2029	6,541,712	2.4
1,000,000 (1)	Dcli Bidco LLC, 7.750%, 11/15/2029	1,030,298	0.4
975,000	HCA, Inc., 4.125%, 06/15/2029	946,980	0.3
1,300,000	HCA, Inc., 5.875%, 02/15/2026	1,305,237	0.5
4,250,000 (1)	Herc Holdings, Inc., 5.500%, 07/15/2027	4,235,768	1.6
7,250,000 (1)	Mobius Merger Sub, Inc., 9.000%, 06/01/2030	6,605,640	2.5
2,265,000 (1)	WASH Multifamily Acquisition, Inc., 5.750%, 04/15/2026	2,247,634	0.8
1,000,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,011,570	0.4
		28,181,818	10.5

	Energy: 12.4%
3,000,000 (1)	Buckeye Partners L.P., 6.875%, 07/01/2029	3,052,035	1.1
600,000 (1)	CITGO Petroleum Corp., 8.375%, 01/15/2029	611,161	0.2
2,000,000 (1)	CVR Energy, Inc., 5.750%, 02/15/2028	1,866,317	0.7
7,365,000(1)	CVR Energy, Inc., 8.500%, 01/15/2029	7,078,067	2.6
1,050,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	1,053,023	0.4
1,500,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	1,555,452	0.6
1,500,000	Genesis Energy L.P. / Genesis Energy Finance Corp., 8.250%, 01/15/2029	1,549,833	0.6
500,000	Global Partners L.P. / GLP Finance Corp., 6.875%, 01/15/2029	499,384	0.2
1,000,000	Global Partners L.P. / GLP Finance Corp., 7.000%, 08/01/2027	997,944	0.4
1,169,000	HF Sinclair Corp., 6.375%, 04/15/2027	1,184,473	0.4
675,000 (1)	Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 11.500%, 02/15/2028	717,576	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
11,088,763 (1)(2)	NFE Financing LLC, 12.000%, 11/15/2029	$9,355,228	3.5
1,100,000 (1)	Sunnova Energy Corp., 5.875%, 09/01/2026	468,748	0.2
6,000,000 (1)	Sunnova Energy Corp., 11.750%, 10/01/2028	2,557,800	1.0
625,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/2028	640,101	0.2
		33,187,142	12.4

	Financial: 17.9%
1,000,000 (1)	Freedom Mortgage Corp., 12.000%, 10/01/2028	1,074,931	0.4
4,250,000 (1)	Freedom Mortgage Holdings LLC, 9.250%, 02/01/2029	4,319,483	1.6
1,500,000 (1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.750%, 09/15/2030	1,334,653	0.5
6,250,000 (1)	HAT Holdings I LLC / HAT Holdings II LLC, 8.000%, 06/15/2027	6,478,000	2.4
250,000 (1)	Iron Mountain, Inc., 7.000%, 02/15/2029	255,880	0.1
5,457,000 (1)	LD Holdings Group LLC, 6.125%, 04/01/2028	4,331,512	1.6
5,650,000 (1)	LD Holdings Group LLC, 8.750%, 11/01/2027	5,142,433	1.9
4,000,000 (1)	Nationstar Mortgage Holdings, Inc., 6.000%, 01/15/2027	4,000,655	1.5
1,000,000 (1)	Nationstar Mortgage Holdings, Inc., 6.500%, 08/01/2029	1,014,598	0.4
500,000 (1)	PennyMac Financial Services, Inc., 7.125%, 11/15/2030	508,413	0.2
2,500,000 (1)	Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/2029	2,561,008	0.9
250,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	256,175	0.1
6,250,000 (1)	Saks Global Enterprises LLC, 11.000%, 12/15/2029	5,071,807	1.9
1,500,000	SLM Corp., 6.500%, 01/31/2030	1,540,463	0.6
2,000,000 (1)	TrueNoord Capital DAC, 8.750%, 03/01/2030	2,031,944	0.8
2,250,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	2,245,460	0.8

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,000,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	$984,125	0.4
2,500,000 (1)	UWM Holdings LLC, 6.625%, 02/01/2030	2,481,967	0.9
2,500,000 (1)	XHR L.P., 6.625%, 05/15/2030	2,457,476	0.9
		48,090,983	17.9

	Industrial: 2.2%
2,900,000 (1)	Axon Enterprise, Inc., 6.125%, 03/15/2030	2,934,001	1.1
2,000,000 (1)	Esab Corp., 6.250%, 04/15/2029	2,031,688	0.7
1,000,000	Hillenbrand, Inc., 6.250%, 02/15/2029	1,003,091	0.4
		5,968,780	2.2

	Technology: 4.3%
6,986,000 (1)	Consensus Cloud Solutions, Inc., 6.000%, 10/15/2026	6,941,816	2.6
4,700,000 (1)(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	4,620,454	1.7
		11,562,270	4.3

	Utilities: 4.0%
2,000,000	AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.750%, 05/20/2027	1,924,650	0.7
6,500,000 (1)	AmeriGas Partners L.P. / AmeriGas Finance Corp., 9.375%, 06/01/2028	6,438,706	2.4
2,250,000 (1)	ContourGlobal Power Holdings SA, 6.750%, 02/28/2030	2,262,713	0.9
		10,626,069	4.0
	Total Corporate Bonds/ Notes
	(Cost $233,312,544)	226,290,933	84.4

BANK LOANS: 8.8%
	Communications: 2.2%
1,940,000 (3)	Directv Financing LLC, Term Loan, 02/15/2031	1,859,975	0.7
4,000,000 (3)	Summer (BC) Bidco B LLC, Term Loan B, 02/15/2029	4,002,500	1.5
		5,862,475	2.2

	Consumer, Non-cyclical: 1.3%
3,482,500	Medline Borrower LP, Dollar Incremental Term Loan, 6.574%, (TSFR1M+2.250%), 10/23/2028	3,481,257	1.3

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: 3.1%
7,000,000	Asurion LLC, 2021 Second Lien Term Loan B4, 8.840%, (TSFR1M+3.500%), 01/20/2029	$6,510,000	2.4
1,980,000 (3)	Moneygram International, Inc., 2024 Term Loan B, 06/01/2030	1,867,799	0.7
		8,377,799	3.1

	Industrial: 2.2%
6,000,000	Quikrete Holdings Inc, Tranche B3, 6.593%, (TSFR1M+2.250%), 02/10/2032	5,944,284	2.2
	Total Bank Loans
	(Cost $23,946,162)	23,665,815	8.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 0.2%
	Energy: 0.2%
60,625	New Fortress Energy, Inc.	503,794	0.2
	Total Common Stock
	(Cost $–)	503,794	0.2
	Total Long-Term Investments
	(Cost $257,258,706)	250,460,542	93.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 12.3%
	Repurchase Agreements: 5.4%
4,026,134 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $4,026,616, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,106,657, due 04/10/25-03/01/55)	4,026,134	1.5

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,026,134 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $4,026,616, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%- 6.500%, Market Value plus accrued interest $4,106,657, due 06/01/28-02/01/55)	$4,026,134	1.5
82,166 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $82,176, collateralized by various U.S. Government Securities, 0.000%-1.500%, Market Value plus accrued interest $83,809, due 02/15/27-02/15/55)	82,166	0.0
765,916 (4)	JPMorgan Securities LLC, Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $766,007, collateralized by various U.S. Government Securities, 2.375%-4.625%, Market Value plus accrued interest $781,234, due 02/15/42-02/15/55)	765,916	0.3
1,493,058 (4)	Nomura Securities International Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,493,236, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 7.239%, Market Value plus accrued interest $1,523,088, due 03/01/26-12/01/63)	1,493,058	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,026,134 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $4,026,615, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $4,106,657, due 04/10/25-12/15/66)	$4,026,134	1.5
	Total Repurchase Agreements
	(Cost $14,419,542)	14,419,542	5.4

	Time Deposits: 1.0%
380,000 (4)	Canadian Imperial Bank of Commerce, 4.320%, 04/01/2025	380,000	0.1
360,000 (4)	Credit Agricole Corporate And Investment Bank, 4.310%, 04/01/2025	360,000	0.1
260,000 (4)	DNB Bank Asa, 4.310%, 04/01/2025	260,000	0.1
340,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 04/01/2025	340,000	0.1
380,000 (4)	Mizuho Bank Ltd., 4.330%, 04/01/2025	380,000	0.2
390,000 (4)	Royal Bank of Canada, 4.330%, 04/01/2025	390,000	0.2
380,000 (4)	Societe Generale S.A., 4.320%, 04/01/2025	380,000	0.1
280,000 (4)	Svenska Handelsbanken AB, 4.300%, 04/01/2025	280,000	0.1
	Total Time Deposits
	(Cost $2,770,000)	2,770,000	1.0

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 5.9%
15,738,753 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.230%
	(Cost $15,738,753)	$15,738,753	5.9
	Total Short-Term Investments
	(Cost $32,928,295)	$32,928,295	12.3
	Total Investments in Securities
	(Cost $290,187,001)	$283,388,837	105.7
	Liabilities in Excess of Other Assets	(15,374,216)	(5.7)
	Net Assets	$268,014,621	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Short Duration High Income Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$226,290,933	$—	$226,290,933
Bank Loans	—	23,665,815	—	23,665,815
Common Stock	503,794	—	—	503,794
Short-Term Investments	15,738,753	17,189,542	—	32,928,295
Total Investments, at fair value	$16,242,547	$267,146,290	$—	$283,388,837

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $290,187,000.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,694,708
Gross Unrealized Depreciation	(9,492,871)
Net Unrealized Depreciation	$(6,798,163)

See Accompanying Notes to Financial Statements

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 29.0%
158,871 (1)	Adjustable Rate Mortgage Trust 2006-2 1A1, 4.745%, 05/25/2036	$139,721	0.0
844,358 (1)(2)	Agate Bay Mortgage Trust 2015-2 B3, 3.617%, 03/25/2045	781,511	0.0
475,938 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.488%, 06/25/2045	385,676	0.0
1,198,975 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.637%, 12/25/2045	1,031,809	0.1
1,000,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.637%, 12/25/2045	769,263	0.0
1,137,085 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.760%, 03/25/2046	878,188	0.0
3,089,000 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,876,960	0.1
4,234,000 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	4,030,702	0.2
254,032 (1)	Alternative Loan Trust 2004-J7 M1, 5.258%, (TSFR1M + 1.134%), 10/25/2034	252,156	0.0
261,014 (1)	Alternative Loan Trust 2005-10CB 1A2, 4.885%, (TSFR1M + 0.564%), 05/25/2035	196,160	0.0
265,289	Alternative Loan Trust 2005-23CB A15, 5.500%, 07/25/2035	216,323	0.0
16,559 (1)	Alternative Loan Trust 2005-53T2 2A6, 4.935%, (TSFR1M + 0.614%), 11/25/2035	8,571	0.0
148,090 (1)	Alternative Loan Trust 2005-J2 1A12, 4.835%, (TSFR1M + 0.514%), 04/25/2035	113,908	0.0
29,114	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	13,596	0.0
441,695 (1)	Alternative Loan Trust 2006-18CB A10, 4.835%, (TSFR1M + 0.514%), 07/25/2036	173,274	0.0
104,897 (1)	Alternative Loan Trust 2006-19CB A12, 4.835%, (TSFR1M + 0.514%), 08/25/2036	46,353	0.0
444,214 (1)	Alternative Loan Trust 2006-19CB A28, 5.035%, (TSFR1M + 0.714%), 08/25/2036	203,009	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
769,513	Alternative Loan Trust 2006-27CB A5, 6.000%, 11/25/2036	$413,544	0.0
774,533	Alternative Loan Trust 2007-15CB A5, 5.750%, 07/25/2037	450,507	0.0
112,638 (1)	Alternative Loan Trust 2007-2CB 2A1, 5.035%, (TSFR1M + 0.714%), 03/25/2037	46,138	0.0
141,768 (1)	Alternative Loan Trust 2007-HY8C A1, 4.755%, (TSFR1M + 0.434%), 09/25/2047	130,935	0.0
447,316 (1)	Alternative Loan Trust 2007-OA4 A1, 4.775%, (TSFR1M + 0.454%), 05/25/2047	400,033	0.0
328,152 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	311,865	0.0
238,908 (1)	Banc of America Funding Trust 2007-2 1A16, 5.035%, (TSFR1M + 0.714%), 03/25/2037	178,670	0.0
1,122,856 (1)	Banc of America Funding Trust 2007-C 7A1, 4.854%, (TSFR1M + 0.534%), 05/20/2047	1,032,667	0.1
84,757 (1)	Bear Stearns ALT-A Trust 2005-3 4A3, 4.333%, 04/25/2035	82,745	0.0
354,438 (1)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.639%, 11/25/2036	205,890	0.0
505,757 (1)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.676%, 11/25/2036	262,031	0.0
66,079 (1)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.116%, 01/26/2036	47,248	0.0
2,100,000 (1)(2)	Bellemeade RE Ltd. 2021-3A M1C, 5.890%, (SOFR30A + 1.550%), 09/25/2031	2,108,445	0.1
1,993,807 (2)	Brean Asset Backed Securities Trust 2024-RM9 A1, 5.000%, 09/25/2064	1,955,651	0.1
874,944 (1)(2)	Chase Home Lending Mortgage Trust 2019-1 B2, 3.883%, 03/25/2050	786,523	0.0
1,138,145 (1)(2)	Chase Home Lending Mortgage Trust 2019-1 B3, 3.883%, 03/25/2050	1,012,257	0.1
105,955 (1)(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	96,211	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,987,458 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 B3, 7.128%, 08/25/2055	$2,083,404	0.1
726,229 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-1 A9, 6.500%, 01/25/2055	737,555	0.0
2,310,460 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-11 B3, 6.613%, 11/25/2055	2,327,786	0.1
1,745,879 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 A9, 6.000%, 03/25/2055	1,750,870	0.1
2,555,768 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B2, 6.188%, 03/25/2055	2,558,090	0.1
1,799,088 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-4 B3, 6.188%, 03/25/2055	1,765,664	0.1
990,582 (1)(2)	Chase Home Lending Mortgage Trust Series 2024-6 B3, 7.104%, 05/25/2055	1,032,754	0.1
231,931 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 5.707%, 09/25/2036	203,612	0.0
197,449 (1)	CHL Mortgage Pass-Through Trust 2005-HYB9 2A1, 7.210%, (TSFR12M + 2.465%), 02/20/2036	181,265	0.0
1,459,159 (1)(2)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	1,374,129	0.1
86,620 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	82,777	0.0
122,896 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	115,735	0.0
138,829 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	126,000	0.0
208,243 (1)(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	189,001	0.0
1,434,695 (1)(2)	CIM Trust 2019-J1 B3, 3.938%, 08/25/2049	1,320,133	0.1
2,809,171 (1)(2)	CIM Trust 2019-J2 B2, 3.763%, 10/25/2049	2,545,274	0.1
1,765,577 (1)(2)	CIM Trust 2019-J2 B3, 3.763%, 10/25/2049	1,599,972	0.1
1,151,927 (1)(2)	CIM Trust 2020-J2 B3, 2.754%, 01/25/2051	929,995	0.0
1,716,036 (1)(2)	CIM Trust 2021-J3 B3, 2.613%, 06/25/2051	1,354,657	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
346,320	Citicorp Mortgage Securities Trust Series 2006-3 1A4, 6.000%, 06/25/2036	$316,487	0.0
60,848 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 5.853%, 03/25/2036	46,338	0.0
24,958 (1)	Citigroup Mortgage Loan Trust 2006-AR9 2A, 5.988%, 11/25/2036	22,390	0.0
149,192 (1)(2)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	145,457	0.0
2,578,097 (2)	Citigroup Mortgage Loan Trust 2024-1 B3, 6.761%, 07/25/2054	2,627,369	0.1
1,401,569 (2)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.427%, 06/25/2054	1,417,504	0.1
27,324 (1)	Citigroup Mortgage Loan Trust, Inc. 2005-4 A, 6.759%, 08/25/2035	27,222	0.0
144,004	Citigroup Mortgage Loan Trust, Inc. 2005- 9 22A2, 6.000%, 11/25/2035	145,966	0.0
629,571 (1)(2)	Connecticut Avenue Securities Trust 2019- R05 1B1, 8.554%, (SOFR30A + 4.214%), 07/25/2039	649,468	0.0
1,700,000 (1)(2)	Connecticut Avenue Securities Trust 2020- SBT1 1M2, 8.104%, (SOFR30A + 3.764%), 02/25/2040	1,777,362	0.1
265,169	CSMC Mortgage-Backed Trust 2007-2 3A6, 5.400%, 03/25/2037	118,937	0.0
376,131 (1)(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	346,259	0.0
239,502 (1)(2)	CSMC Trust 2017-HL1 A12, 3.500%, 06/25/2047	217,518	0.0
1,192,742 (1)(2)	CSMC Trust 2019-AFC1 A3, 3.877%, 07/25/2049	1,144,137	0.1
2,969,575 (1)(2)	CSMC Trust 2021-AFC1 M1, 2.193%, 03/25/2056	1,841,225	0.1
4,635,292 (2)	Deephaven Residential Mortgage Trust 2022-2 A1, 4.300%, 03/25/2067	4,466,956	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
320,190 (1)	Deutsche Alt-B Securities Mortgage Loan Trust Series 2007-AB1 A1, 4.735%, (TSFR1M + 0.414%), 04/25/2037	$223,864	0.0
72,207 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 4.482%, 06/27/2037	63,981	0.0
772,535 (1)(2)	Ellington Financial Mortgage Trust A1, 2022-2 4.299%, 04/25/2067	764,329	0.0
3,540,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.454%, (SOFR30A + 3.114%), 01/25/2040	3,625,463	0.2
3,898,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-SBT1 2M2, 8.104%, (SOFR30A + 3.764%), 02/25/2040	4,063,030	0.2
750,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R04 1B1, 9.590%, (SOFR30A + 5.250%), 03/25/2042	797,457	0.0
3,045,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R05 2B2, 11.340%, (SOFR30A + 7.000%), 04/25/2042	3,293,208	0.2
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.686%, (SOFR30A + 5.350%), 05/25/2043	1,092,829	0.1
1,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.086%, (SOFR30A + 4.750%), 06/25/2043	1,620,565	0.1
6,400,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.586%, (SOFR30A + 3.250%), 09/25/2043	6,667,276	0.3
3,300,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R03 2B1, 7.136%, (SOFR30A + 2.800%), 03/25/2044	3,400,546	0.2
2,500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R04 1B1, 6.540%, (SOFR30A + 2.200%), 05/25/2044	2,520,534	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.390%, (SOFR30A + 2.050%), 09/25/2044	$1,000,594	0.1
2,000,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.286%, (SOFR30A + 1.950%), 02/25/2045	2,001,502	0.1
297,700 (3)	Fannie Mae Interest Strip 343 6, 5.000%, 10/25/2033	39,147	0.0
16,748,126 (3)	Fannie Mae Interest Strip 427 C13, 3.500%, 03/25/2037	1,817,281	0.1
14,149,082 (3)	Fannie Mae Interest Strip 427 C18, 3.500%, 03/25/2039	2,034,409	0.1
26,932,586 (3)	Fannie Mae Interest Strip 427 C38, 3.000%, 04/25/2049	5,224,539	0.3
3,780,069 (3)	Fannie Mae Interest Strip 429 141, 6.500%, 02/25/2053	853,390	0.0
1,203,608 (3)	Fannie Mae Interest Strip 429 142, 6.500%, 02/25/2053	264,228	0.0
458,685 (3)	Fannie Mae Interest Strip 429 143, 6.500%, 02/25/2053	98,060	0.0
268,056 (3)	Fannie Mae Interest Strip 429 144, 6.500%, 02/25/2053	57,022	0.0
36,463 (1)(3)	Fannie Mae REMIC Trust 2000-26 SP, 4.046%, (-1.000*SOFR30A + 8.386%), 08/25/2030	2,941	0.0
48,433 (1)(3)	Fannie Mae REMIC Trust 2002-13 SR, 2.146%, (-1.000*SOFR30A + 6.486%), 03/25/2032	1,767	0.0
774,136 (1)(3)	Fannie Mae REMIC Trust 2004-53 UC, 3.096%, (-1.000*SOFR30A + 7.436%), 07/25/2034	80,500	0.0
59,459 (1)(3)	Fannie Mae REMIC Trust 2004-64 SW, 2.596%, (-1.000*SOFR30A + 6.936%), 08/25/2034	4,237	0.0
45,582 (1)(3)	Fannie Mae REMIC Trust 2004-66 SE, 2.046%, (-1.000*SOFR30A + 6.386%), 09/25/2034	2,636	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
295,433 (1)(3)	Fannie Mae REMIC Trust 2005-59 NS, 2.296%, (-1.000*SOFR30A + 6.636%), 05/25/2035	$6,436	0.0
178,477 (1)	Fannie Mae REMIC Trust 2006-11 FA, 4.754%, (SOFR30A + 0.414%), 03/25/2036	177,134	0.0
87,746 (1)	Fannie Mae REMIC Trust 2006-46 SP, 7.868%, (-1.000*SOFR30A + 23.780%), 06/25/2036	101,434	0.0
259,760 (1)(3)	Fannie Mae REMIC Trust 2007-18 BS, 2.146%, (-1.000*SOFR30A + 6.486%), 06/25/2035	21,330	0.0
2,424,167 (1)(3)	Fannie Mae REMIC Trust 2007-22 SD, 1.946%, (-1.000*SOFR30A + 6.286%), 03/25/2037	211,565	0.0
1,348,838 (1)(3)	Fannie Mae REMIC Trust 2007-55 S, 2.306%, (-1.000*SOFR30A + 6.646%), 06/25/2037	111,165	0.0
1,222,098 (1)(3)	Fannie Mae REMIC Trust 2008-94 SI, 1.046%, (-1.000*SOFR30A + 5.386%), 04/25/2036	74,511	0.0
154,687 (1)(3)	Fannie Mae REMIC Trust 2009-25 SN, 2.096%, (-1.000*SOFR30A + 6.436%), 04/25/2039	12,281	0.0
719,885 (1)(3)	Fannie Mae REMIC Trust 2009-70 PS, 2.296%, (-1.000*SOFR30A + 6.636%), 01/25/2037	69,700	0.0
109,095 (1)	Fannie Mae REMIC Trust 2010-15 FD, 5.194%, (SOFR30A + 0.854%), 03/25/2040	109,380	0.0
281,473 (1)	Fannie Mae REMIC Trust 2011-47 GF, 5.024%, (SOFR30A + 0.684%), 06/25/2041	281,121	0.0
40,039 (1)	Fannie Mae REMIC Trust 2012-10 UF, 5.004%, (SOFR30A + 0.664%), 02/25/2042	39,806	0.0
3,077,916 (3)	Fannie Mae REMIC Trust 2012-111 UI, 3.000%, 10/25/2027	76,813	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
280,223 (3)	Fannie Mae REMIC Trust 2012-121 DI, 2.500%, 11/25/2027	$5,938	0.0
2,615,013 (3)	Fannie Mae REMIC Trust 2012-128 KI, 3.000%, 11/25/2027	69,007	0.0
5,756,680 (1)(3)	Fannie Mae REMIC Trust 2012-133 NS, 1.696%, (-1.000*SOFR30A + 6.036%), 12/25/2042	622,654	0.0
544,938 (3)	Fannie Mae REMIC Trust 2012-148 IB, 3.500%, 01/25/2028	14,852	0.0
3,393,733 (1)(3)	Fannie Mae REMIC Trust 2012-150 PS, 1.696%, (-1.000*SOFR30A + 6.036%), 01/25/2043	359,051	0.0
6,973,914 (1)(3)	Fannie Mae REMIC Trust 2012-66 IB, 0.050%, (-1.000*SOFR30A + 5.936%), 06/25/2042	13,607	0.0
116,614 (1)(3)	Fannie Mae REMIC Trust 2012-84 KI, 6.000%, (SOFR30A + 6.000%), 08/25/2042	21,244	0.0
127,125 (3)	Fannie Mae REMIC Trust 2012-93 IL, 3.000%, 09/25/2027	2,709	0.0
2,846,486 (3)	Fannie Mae REMIC Trust 2013-1 LI, 2.500%, 02/25/2028	67,885	0.0
28,460 (1)(3)	Fannie Mae REMIC Trust 2013-116 SC, 1.746%, (-1.000*SOFR30A + 6.086%), 04/25/2033	125	0.0
1,200,835 (3)	Fannie Mae REMIC Trust 2013-137 PI, 5.000%, 10/25/2041	232,048	0.0
4,793,216 (1)(3)	Fannie Mae REMIC Trust 2013-19 JS, 1.746%, (-1.000*SOFR30A + 6.086%), 10/25/2041	232,902	0.0
937,234 (3)	Fannie Mae REMIC Trust 2013-2 NI, 4.000%, 02/25/2043	127,002	0.0
1,138,771 (3)	Fannie Mae REMIC Trust 2013-21 KI, 3.000%, 03/25/2028	27,049	0.0
2,842,959 (3)	Fannie Mae REMIC Trust 2013-32 EI, 2.500%, 04/25/2033	177,933	0.0
470,164 (3)	Fannie Mae REMIC Trust 2013-41 BI, 3.000%, 05/25/2028	13,835	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
810,382 (3)	Fannie Mae REMIC Trust 2013-67 AI, 3.000%, 07/25/2028	$19,597	0.0
802,769 (3)	Fannie Mae REMIC Trust 2013-69 PI, 3.000%, 04/25/2033	40,409	0.0
2,291,590 (1)(3)	Fannie Mae REMIC Trust 2013-97 JS, 1.696%, (-1.000*SOFR30A + 6.036%), 04/25/2038	163,581	0.0
5,992,226 (3)	Fannie Mae REMIC Trust 2015-40 AI, 6.000%, 05/25/2037	1,008,589	0.1
4,316,360 (1)(3)	Fannie Mae REMIC Trust 2016-19 SB, 1.646%, (-1.000*SOFR30A + 5.986%), 04/25/2046	298,824	0.0
1,563,226 (3)	Fannie Mae REMIC Trust 2016-4 BI, 4.000%, 02/25/2046	288,973	0.0
1,011,835 (3)	Fannie Mae REMIC Trust 2016-61 PI, 4.500%, 01/25/2046	166,613	0.0
19,784,963 (1)(3)	Fannie Mae REMIC Trust 2016-81 SA, 1.696%, (-1.000*SOFR30A + 6.036%), 11/25/2046	1,356,014	0.1
10,807,902 (1)(3)	Fannie Mae REMIC Trust 2017-16 SG, 1.596%, (-1.000*SOFR30A + 5.936%), 03/25/2047	1,222,114	0.1
20,250,515 (1)(3)	Fannie Mae REMIC Trust 2018-86 US, 1.746%, (-1.000*SOFR30A + 6.086%), 12/25/2048	1,435,288	0.1
7,777,888 (3)	Fannie Mae REMIC Trust 2019-15 AI, 4.000%, 04/25/2059	1,818,724	0.1
10,355,503 (1)(3)	Fannie Mae REMIC Trust 2019-17 SA, 1.646%, (-1.000*SOFR30A + 5.986%), 04/25/2049	776,627	0.0
9,007,920 (1)(3)	Fannie Mae REMIC Trust 2019-8 SB, 1.646%, (-1.000*SOFR30A + 5.986%), 03/25/2049	680,603	0.0
22,117,297 (3)	Fannie Mae REMIC Trust 2020-33 YI, 4.000%, 05/25/2050	4,078,295	0.2
10,619,969 (3)	Fannie Mae REMIC Trust 2020-47 PI, 4.000%, 07/25/2050	2,297,908	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,359,720 (1)(3)	Fannie Mae REMIC Trust 2020-47 SH, 1.646%, (-1.000*SOFR30A + 5.986%), 07/25/2050	$1,412,070	0.1
17,259,947 (1)(3)	Fannie Mae REMIC Trust 2020-49 SB, 1.646%, (-1.000*SOFR30A + 5.986%), 07/25/2050	2,476,072	0.1
11,513,194 (3)	Fannie Mae REMIC Trust 2020-52 AI, 4.000%, 08/25/2050	1,927,426	0.1
35,567,306 (3)	Fannie Mae REMIC Trust 2020-64 IO, 3.000%, 09/25/2050	6,727,620	0.3
17,622,164 (3)	Fannie Mae REMIC Trust 2020-65 CI, 4.000%, 09/25/2050	3,093,619	0.2
18,382,489 (3)	Fannie Mae REMIC Trust 2020-67 JI, 4.000%, 09/25/2050	3,734,158	0.2
23,082,071 (3)	Fannie Mae REMIC Trust 2020-94 MI, 4.500%, 04/25/2050	5,416,799	0.3
14,499,523 (3)	Fannie Mae REMIC Trust 2021-18 IY, 4.500%, 08/25/2049	3,801,876	0.2
16,863,621 (3)	Fannie Mae REMIC Trust 2021-2 PI, 2.000%, 02/25/2051	1,832,769	0.1
17,738,347 (3)	Fannie Mae REMIC Trust 2021-23 JI, 3.000%, 04/25/2051	2,919,210	0.1
17,017,840 (3)	Fannie Mae REMIC Trust 2021-28 GI, 4.000%, 05/25/2051	3,496,618	0.2
45,773,524 (3)	Fannie Mae REMIC Trust 2021-46 IM, 4.500%, 07/25/2051	11,861,733	0.6
32,794,806 (3)	Fannie Mae REMIC Trust 2021-65 KI, 3.500%, 10/25/2051	6,007,152	0.3
17,355,834 (3)	Fannie Mae REMIC Trust 2021-74 AI, 3.000%, 11/25/2051	2,962,230	0.1
61,912	First Horizon Alternative Mortgage Securities Trust 2006-FA8 1A7, 6.000%, 02/25/2037	23,648	0.0
138,333 (1)(2)	Flagstar Mortgage Trust 2017-2 A7, 3.500%, 10/25/2047	125,577	0.0
549,372 (1)(2)	Flagstar Mortgage Trust 2018-1 B3, 3.934%, 03/25/2048	505,842	0.0
613,805 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	573,553	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,332,690 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.141%, 07/25/2048	$3,051,489	0.1
186,006 (1)(2)	Flagstar Mortgage Trust 2018-6RR 1A7, 4.000%, 10/25/2048	170,966	0.0
3,115,113 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.906%, 10/25/2048	3,048,332	0.1
1,322,283 (1)(2)	Flagstar Mortgage Trust 2019-2 B1, 4.000%, 12/25/2049	1,213,921	0.1
1,851,196 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.000%, 12/25/2049	1,694,204	0.1
3,148,288 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.190%, 03/25/2050	2,928,413	0.1
2,698,533 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.190%, 03/25/2050	2,461,565	0.1
3,429,727 (1)(2)	Flagstar Mortgage Trust 2021-2 B3, 2.782%, 04/25/2051	2,856,002	0.1
827 (1)(3)	Freddie Mac REMIC Trust 2266 S, 4.087%, (-1.000*SOFR30A + 8.436%), 11/15/2030	46	0.0
58,244 (1)(3)	Freddie Mac REMIC Trust 2374 S, 3.637%, (-1.000*SOFR30A + 7.986%), 06/15/2031	4,349	0.0
36,062 (1)(3)	Freddie Mac REMIC Trust 2417 SY, 3.937%, (-1.000*SOFR30A + 8.286%), 12/15/2031	3,540	0.0
149,286 (1)(3)	Freddie Mac REMIC Trust 2525 SM, 3.537%, (-1.000*SOFR30A + 7.886%), 02/15/2032	13,625	0.0
69,979 (1)(3)	Freddie Mac REMIC Trust 2577 SA, 2.987%, (-1.000*SOFR30A + 7.336%), 02/15/2033	6,157	0.0
758,508 (1)(3)	Freddie Mac REMIC Trust 2781 SB, 2.687%, (-1.000*SOFR30A + 7.036%), 04/15/2034	62,256	0.0
159,734 (1)	Freddie Mac REMIC Trust 2921 PF, 4.813%, (SOFR30A + 0.464%), 01/15/2035	158,262	0.0
130,848 (1)(3)	Freddie Mac REMIC Trust 2981 CS, 2.257%, (-1.000*SOFR30A + 6.606%), 05/15/2035	7,684	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
61,012 (1)(3)	Freddie Mac REMIC Trust 2981 SU, 3.337%, (-1.000*SOFR30A + 7.686%), 05/15/2030	$4,043	0.0
236,955 (1)(3)	Freddie Mac REMIC Trust 2989 HS, 2.687%, (-1.000*SOFR30A + 7.036%), 08/15/2034	30,216	0.0
79,229 (1)(3)	Freddie Mac REMIC Trust 3018 SM, 2.737%, (-1.000*SOFR30A + 7.086%), 08/15/2035	8,232	0.0
98,810 (1)	Freddie Mac REMIC Trust 3031 BP, 8.000%, (-1.000*SOFR30A + 44.205%), 08/15/2035	101,288	0.0
258,949 (1)(3)	Freddie Mac REMIC Trust 3049 PI, 2.187%, (-1.000*SOFR30A + 6.536%), 10/15/2035	22,107	0.0
1,887,955 (1)(3)	Freddie Mac REMIC Trust 3128 JI, 2.167%, (-1.000*SOFR30A + 6.516%), 03/15/2036	163,654	0.0
35,428 (4)	Freddie Mac REMIC Trust 3151 PO, 0.000%, 05/15/2036	29,494	0.0
993,468 (1)(3)	Freddie Mac REMIC Trust 3222 SN, 2.137%, (-1.000*SOFR30A + 6.486%), 09/15/2036	82,532	0.0
1,001,445 (1)(3)	Freddie Mac REMIC Trust 3298 S, 1.647%, (-1.000*SOFR30A + 5.996%), 04/15/2037	82,422	0.0
301,966 (1)(3)	Freddie Mac REMIC Trust 3523 SA, 1.537%, (-1.000*SOFR30A + 5.886%), 09/15/2036	20,673	0.0
302,716 (1)(3)	Freddie Mac REMIC Trust 3582 MS, 1.687%, (-1.000*SOFR30A + 6.036%), 10/15/2039	25,041	0.0
120,064 (1)(3)	Freddie Mac REMIC Trust 3624 TS, 0.337%, (-1.000*SOFR30A + 4.686%), 01/15/2040	4,488	0.0
359,210 (3)	Freddie Mac REMIC Trust 3688 BI, 5.000%, 07/15/2040	51,458	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
255,183 (1)	Freddie Mac REMIC Trust 3740 FB, 4.963%, (SOFR30A + 0.614%), 10/15/2040	$252,510	0.0
822,508 (3)	Freddie Mac REMIC Trust 4097 IC, 2.500%, 08/15/2027	16,591	0.0
548,776 (3)	Freddie Mac REMIC Trust 4116 IL, 4.500%, 05/15/2042	53,200	0.0
2,823,993 (3)	Freddie Mac REMIC Trust 4120 TI, 2.500%, 10/15/2027	62,039	0.0
404,713 (3)	Freddie Mac REMIC Trust 4136 QI, 3.000%, 11/15/2032	15,841	0.0
330,911 (3)	Freddie Mac REMIC Trust 4143 IK, 4.000%, 10/15/2041	17,795	0.0
9,694,025 (1)(3)	Freddie Mac REMIC Trust 4146 SA, 1.687%, (-1.000*SOFR30A + 6.036%), 12/15/2042	1,020,118	0.1
79,274 (3)	Freddie Mac REMIC Trust 4153 YI, 3.000%, 09/15/2042	656	0.0
1,318,767 (3)	Freddie Mac REMIC Trust 4157 IH, 3.500%, 01/15/2043	198,612	0.0
402,337 (3)	Freddie Mac REMIC Trust 4162 DI, 2.000%, 02/15/2028	7,362	0.0
1,387,301 (3)	Freddie Mac REMIC Trust 4182 IL, 3.000%, 03/15/2028	42,876	0.0
1,505,465 (3)	Freddie Mac REMIC Trust 4186 IA, 3.000%, 03/15/2033	112,050	0.0
29,837 (3)	Freddie Mac REMIC Trust 4261 ID, 6.500%, 06/15/2032	696	0.0
17,337,666 (1)(3)	Freddie Mac REMIC Trust 4273 PS, 1.637%, (-1.000*SOFR30A + 5.986%), 11/15/2043	1,341,665	0.1
271,277 (3)	Freddie Mac REMIC Trust 4287 CI, 4.500%, 07/15/2041	27,235	0.0
1,276,320 (3)	Freddie Mac REMIC Trust 4290 EI, 5.000%, 12/15/2043	244,714	0.0
57,531 (3)	Freddie Mac REMIC Trust 4333 AI, 5.500%, 02/15/2044	9,463	0.0
1,075,352 (3)	Freddie Mac REMIC Trust 4494 LI, 5.000%, 12/15/2043	79,655	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,194,656 (1)(3)	Freddie Mac REMIC Trust 4618 SA, 1.537%, (-1.000*SOFR30A + 5.886%), 09/15/2046	$573,562	0.0
1,299,044 (3)	Freddie Mac REMIC Trust 4625 BI, 3.500%, 06/15/2046	233,543	0.0
1,327,095 (3)	Freddie Mac REMIC Trust 4708 KI, 4.500%, 11/15/2046	215,167	0.0
9,061,388 (3)	Freddie Mac REMIC Trust 4813 IO, 5.500%, 08/15/2048	1,743,244	0.1
16,593,635 (1)(3)	Freddie Mac REMIC Trust 4903 NS, 1.646%, (-1.000*SOFR30A + 5.986%), 08/25/2049	1,765,131	0.1
9,866,496 (1)(3)	Freddie Mac REMIC Trust 4909 SJ, 1.596%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,251,204	0.1
3,950,246 (1)(3)	Freddie Mac REMIC Trust 4910 SD, 1.587%, (-1.000*SOFR30A + 5.936%), 06/15/2049	479,713	0.0
12,289,890 (1)(3)	Freddie Mac REMIC Trust 4910 SH, 1.596%, (-1.000*SOFR30A + 5.936%), 09/25/2049	1,572,122	0.1
16,462,184 (1)(3)	Freddie Mac REMIC Trust 4924 SY, 1.596%, (-1.000*SOFR30A + 5.936%), 10/25/2049	2,180,862	0.1
11,080,668 (3)	Freddie Mac REMIC Trust 4967 IQ, 4.000%, 02/25/2050	2,350,120	0.1
39,506,897 (3)	Freddie Mac REMIC Trust 4973 BI, 4.500%, 05/25/2050	9,227,859	0.4
29,472,082 (3)	Freddie Mac REMIC Trust 4974 I, 4.000%, 04/25/2050	6,128,437	0.3
19,001,158 (1)(3)	Freddie Mac REMIC Trust 5009 TS, 1.746%, (-1.000*SOFR30A + 6.086%), 09/25/2050	2,428,677	0.1
26,936,534 (3)	Freddie Mac REMIC Trust 5010 MI, 3.000%, 09/25/2050	4,090,073	0.2
16,119,532 (3)	Freddie Mac REMIC Trust 5036 CI, 4.000%, 12/25/2049	3,388,369	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,395,461 (3)	Freddie Mac REMIC Trust 5049 UI, 3.000%, 12/25/2050	$4,335,050	0.2
8,610,717 (3)	Freddie Mac REMIC Trust 5052 BI, 5.000%, 12/25/2050	2,173,693	0.1
12,454,030 (3)	Freddie Mac REMIC Trust 5074 GI, 2.000%, 02/25/2051	1,436,534	0.1
20,740,015 (3)	Freddie Mac REMIC Trust 5081 CI, 2.000%,03/25/2051	2,408,179	0.1
36,837,886 (3)	Freddie Mac REMIC Trust 5083 IP, 4.000%,11/25/2048	7,787,426	0.4
13,115,185 (3)	Freddie Mac REMIC Trust 5133 CI, 4.500%, 07/25/2039	2,259,660	0.1
14,458,080 (3)	Freddie Mac REMIC Trust 5138 CI, 4.000%,07/25/2050	3,033,315	0.1
9,762,232 (3)	Freddie Mac REMIC Trust 5142 LI, 2.500%, 09/25/2051	1,562,749	0.1
4,794,976 (3)	Freddie Mac REMIC Trust 5152 GI, 4.500%, 06/25/2048	1,144,440	0.1
18,777,913 (3)	Freddie Mac REMIC Trust 5214 IO, 2.000%, 03/25/2051	2,482,162	0.1
7,914,892 (3)	Freddie Mac REMIC Trust 5261 IC, 4.000%, 01/25/2050	1,597,903	0.1
49,053,356 (1)	Freddie Mac REMIC Trust 5502 FD, 5.940%, (SOFR30A + 1.600%), 02/25/2055	49,279,453	2.3
5,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 7.740%, (SOFR30A + 3.400%), 10/25/2041	5,228,437	0.3
6,100,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.090%, (SOFR30A + 3.750%), 12/25/2041	6,266,167	0.3
5,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.690%, (SOFR30A + 2.350%), 12/25/2041	5,049,353	0.2
2,800,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.740%, (SOFR30A + 3.400%), 01/25/2042	2,872,453	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 6.840%, (SOFR30A + 2.500%), 01/25/2042	$3,035,330	0.1
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.090%, (SOFR30A + 4.750%), 02/25/2042	2,614,349	0.1
3,400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA3 M2, 8.690%, (SOFR30A + 4.350%), 04/25/2042	3,566,329	0.2
1,800,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA5 M2, 11.090%, (SOFR30A + 6.750%), 06/25/2042	1,992,500	0.1
2,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA6 M2, 10.090%, (SOFR30A + 5.750%), 09/25/2042	2,179,781	0.1
2,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2023-HQA3 M2, 7.690%, (SOFR30A + 3.350%), 11/25/2043	2,626,963	0.1
4,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2024-HQA2 M2, 6.140%, (SOFR30A + 1.800%), 08/25/2044	4,006,180	0.2
2,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2025-HQA1 M2, 5.990%, (SOFR30A + 1.650%), 02/25/2045	1,991,258	0.1
496,060 (3)	Freddie Mac Strips 224 IO, 6.000%, 03/01/2033	74,805	0.0
269,733 (1)(3)	Freddie Mac Strips 237 S23, 2.637%, (-1.000*SOFR30A + 6.986%), 05/15/2036	29,450	0.0
335,661 (3)	Freddie Mac Strips 260 33, 4.000%, 05/15/2039	50,577	0.0
325,704 (3)	Freddie Mac Strips 287 IO, 3.000%, 10/15/2027	7,714	0.0
165,840 (1)(3)	Freddie Mac Strips 324 144, 6.000%, 06/15/2039	30,633	0.0
7,766,925 (3)	Freddie Mac Strips 390 C3, 3.500%, 11/15/2037	949,979	0.0
9,012,970 (3)	Freddie Mac Strips 400 C8, 6.500%, 05/25/2053	1,834,529	0.1
1,468,671 (1)(2)	Galton Funding Mortgage Trust 2018-2 B2, 4.672%, 10/25/2058	1,423,175	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,245,819 (1)(2)	Galton Funding Mortgage Trust 2019-1 B1, 4.250%, 02/25/2059	$2,147,782	0.1
1,805,578 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,738,956	0.1
1,977,540 (1)(2)	GCAT Trust 2024-INV2 B3, 7.344%, 06/25/2054	2,092,978	0.1
1,991,966 (1)(2)	GCAT Trust 2024-INV4 B4, 7.082%, 12/25/2054	1,967,764	0.1
2,500,291 (1)(3)	Ginnie Mae 2007-59 SC, 2.066%, (-1.000*TSFR1M + 6.386%), 07/20/2037	233,846	0.0
209,137 (1)(3)	Ginnie Mae 2008-40 SA, 1.966%, (-1.000*TSFR1M + 6.286%), 05/16/2038	10,536	0.0
234,536 (3)	Ginnie Mae 2010-143 JI, 4.000%, 08/16/2039	7,446	0.0
433,657 (3)	Ginnie Mae 2010-4 IP, 5.000%, 01/16/2039	19,962	0.0
390,413 (1)(3)	Ginnie Mae 2010-4 SL, 1.966%, (-1.000*TSFR1M + 6.286%), 01/16/2040	36,727	0.0
1,048,784 (1)(3)	Ginnie Mae 2011-101 BI, 0.650%, (-1.000*TSFR1M + 6.536%), 11/20/2037	21,765	0.0
83,031 (1)(3)	Ginnie Mae 2011-101 EI, 6.000%, (-1.000*TSFR1M + 106.946%), 10/16/2039	14,712	0.0
595,173 (3)	Ginnie Mae 2011-124 KI, 4.000%, 08/20/2039	18,820	0.0
2,751,634 (1)(3)	Ginnie Mae 2011-25 AS, 1.626%, (-1.000*TSFR1M + 5.946%), 02/20/2041	188,113	0.0
364,889 (3)	Ginnie Mae 2012-148 IP, 3.500%, 04/20/2041	5,063	0.0
10,435 (3)	Ginnie Mae 2012-149 BI, 3.500%, 10/20/2041	880	0.0
995,862 (3)	Ginnie Mae 2012-39 PI, 4.000%, 03/16/2042	92,583	0.0
2,216,602 (1)(3)	Ginnie Mae 2013-103 DS, 1.716%, (-1.000*TSFR1M + 6.036%), 07/20/2043	228,711	0.0
12,450,520 (1)(3)	Ginnie Mae 2013-130 SB, 0.613%, (-1.000*TSFR1M + 4.936%), 09/16/2043	464,746	0.0
3,987,757 (1)(3)	Ginnie Mae 2013-134 DS, 1.666%, (-1.000*TSFR1M + 5.986%), 09/20/2043	393,729	0.0
111,394 (3)	Ginnie Mae 2013-44 LI, 4.500%, 01/16/2043	11,569	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
372,430 (3)	Ginnie Mae 2013-81 IO, 4.500%, 01/16/2040	$19,429	0.0
5,830,074 (1)(3)	Ginnie Mae 2014-58 SM, 1.666%, (-1.000*TSFR1M + 5.986%), 04/16/2044	545,138	0.0
1,220,141 (3)	Ginnie Mae 2014-84 PI, 4.500%, 04/20/2043	126,979	0.0
1,263,605 (3)	Ginnie Mae 2015-132 BI, 4.000%, 11/20/2044	167,427	0.0
1,975,507 (1)(3)	Ginnie Mae 2015-69 IL, 0.200%, (-1.000*TSFR1M + 6.586%), 07/20/2034	9,220	0.0
137,199 (3)	Ginnie Mae 2015-94 IU, 4.000%, 08/20/2044	18,855	0.0
4,667,254 (1)(3)	Ginnie Mae 2016-66 ES, 1.616%, (-1.000*TSFR1M + 5.936%), 05/20/2046	525,313	0.0
263,835 (3)	Ginnie Mae 2016-8 PI, 4.000%, 10/20/2044	30,179	0.0
9,429,836 (1)(3)	Ginnie Mae 2018-125 HS, 1.816%, (-1.000*TSFR1M + 6.136%), 09/20/2048	1,030,392	0.1
4,091,467 (1)(3)	Ginnie Mae 2018-153 SQ, 1.766%, (-1.000*TSFR1M + 6.086%), 11/20/2048	311,640	0.0
9,982,558 (1)(3)	Ginnie Mae 2018-93 SJ, 1.766%, (-1.000*TSFR1M + 6.086%), 07/20/2048	869,433	0.0
119,321 (3)	Ginnie Mae 2019-111 TI, 5.000%, 09/20/2049	25,345	0.0
65,029 (3)	Ginnie Mae 2019-86 GI, 6.500%, 07/20/2049	13,123	0.0
273,150 (3)	Ginnie Mae 2019-86 HI, 5.500%, 07/20/2049	63,268	0.0
9,291,350 (1)(3)	Ginnie Mae 2019-89 SC, 1.666%, (-1.000*TSFR1M + 5.986%), 07/20/2049	1,135,626	0.1
18,293,301 (3)	Ginnie Mae 2020-7 EI, 3.500%, 01/20/2050	3,559,392	0.2
20,528,184 (3)	Ginnie Mae 2021-152 ID, 3.000%, 08/20/2051	3,489,192	0.2
37,259,223 (3)	Ginnie Mae 2021-194 IK, 3.000%, 11/20/2051	6,417,283	0.3
20,153,923 (1)(3)	Ginnie Mae 2022-159 SE, 1.656%, (-1.000*SOFR30A + 6.000%), 09/20/2052	1,685,678	0.1
15,878,312 (3)	Ginnie Mae 2022-56 IG, 4.500%, 07/20/2050	3,680,140	0.2
18,852,886 (3)	Ginnie Mae 2023-24 ID, 3.500%, 06/20/2050	3,646,789	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,721,164 (1)	Ginnie Mae 2023-57 S, 3.972%, (-1.000*SOFR30A + 13.530%), 04/20/2053	$9,106,788	0.4
20,530,780 (3)	Ginnie Mae 2023-70 JI, 5.500%, 06/20/2052	3,971,809	0.2
216,226 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A1, 3.500%, 05/25/2050	194,615	0.0
343,418 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A4, 3.500%, 05/25/2050	309,094	0.0
864,947 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 A8, 3.500%, 05/25/2050	778,496	0.0
2,164,395 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B2, 3.611%, 05/25/2050	1,911,091	0.1
3,416,750 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B3, 3.611%, 05/25/2050	3,006,195	0.1
1,479,646 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.022%, 08/25/2049	1,325,202	0.1
56,546 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	53,363	0.0
3,466,966 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.373%, 11/25/2049	3,218,839	0.2
3,586,032 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B3, 4.373%, 11/25/2049	3,310,118	0.2
419,417 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.983%, 03/25/2050	383,981	0.0
427,786 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.983%, 03/25/2050	391,643	0.0
1,669,933 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ3 B4, 3.411%, 10/25/2050	1,368,998	0.1
1,572,584 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.651%, 08/25/2051	1,254,906	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,592,717 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ4 B3, 2.614%, 09/25/2051	$2,946,293	0.1
4,648,062 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ5 B3, 2.588%, 10/25/2051	3,768,632	0.2
921,319 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.378%, 04/25/2052	770,448	0.0
923,671 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.378%, 04/25/2052	748,909	0.0
2,276,751 (2)	GS Mortgage-Backed Securities Trust 2021-PJ9 A4, 2.500%, 02/26/2052	1,851,880	0.1
2,081,621 (2)	GS Mortgage-Backed Securities Trust 2022-NQM1 A4, 4.000%, 05/25/2062	1,911,074	0.1
2,937,455 (1)(2)	GS Mortgage-Backed Securities Trust 2023-PJ6 B2, 6.899%, 04/25/2054	3,052,415	0.1
983,238 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ1 B2, 7.134%, 06/25/2054	1,042,192	0.1
1,472,584 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ2 B3, 6.283%, 07/25/2054	1,463,801	0.1
1,965,104 (1)(2)	GS Mortgage-Backed Securities Trust 2024-PJ4 B2, 6.197%, 08/25/2054	1,969,156	0.1
1,732,329 (1)(2)	GS Mortgage-Backed Securities Trust 2025-PJ1 A19, 6.000%, 06/25/2055	1,735,116	0.1
275,843 (1)	HarborView Mortgage Loan Trust 2007-5 A1A, 4.811%, (TSFR1M + 0.494%), 09/19/2037	238,166	0.0
604 (1)	HomeBanc Mortgage Trust 2004-1 2A, 5.295%, (TSFR1M + 0.974%), 08/25/2029	589	0.0
3,000,000 (2)	HTAP Issuer Trust 2025-1 A, 6.500%, 11/25/2042	2,958,626	0.1
2,600,000 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,952,249	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,880 (1)	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 4.855%, (TSFR1M + 0.534%), 04/25/2046	$43,160	0.0
49,761 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 3.984%, 08/25/2049	47,158	0.0
970,831 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.432%, 08/25/2049	919,540	0.0
2,352,232 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.432%, 08/25/2049	2,221,689	0.1
1,012,156 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.615%, 06/25/2049	967,637	0.1
2,307,918 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	1,859,832	0.1
850,939 (1)(2)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	712,724	0.0
710,108 (1)(2)	J.P. Morgan Mortgage Trust 2024-1 A9, 6.000%, 06/25/2054	712,582	0.0
852,417 (1)	JP Morgan Mortgage Trust 2005-A4 B1, 6.091%, 07/25/2035	816,906	0.0
69,650	JP Morgan Mortgage Trust 2005-S3 1A10, 6.000%, 01/25/2036	31,686	0.0
136,378	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	61,286	0.0
389,146	JP Morgan Mortgage Trust 2006-S3 1A30, 6.500%, 08/25/2036	122,175	0.0
784,352 (1)(2)	JP Morgan Mortgage Trust 2014-5 B3, 2.681%, 10/25/2029	732,040	0.0
399,828 (1)(2)	JP Morgan Mortgage Trust 2016-1 B3, 3.793%, 05/25/2046	378,303	0.0
2,095,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.793%, 05/25/2046	1,595,933	0.1
306,669 (1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	277,218	0.0
730,117 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.447%, 01/25/2047	649,167	0.0
1,153,568 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.782%, 08/25/2047	1,074,007	0.1
1,452,616 (1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 5.011%, 10/26/2048	1,436,904	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
474,902 (1)(2)	JP Morgan Mortgage Trust 2017-6 B3, 3.780%, 12/25/2048	$432,172	0.0
1,340,906 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.780%, 12/25/2048	1,210,961	0.1
927,723 (1)(2)	JP Morgan Mortgage Trust 2017-6 B5, 3.780%, 12/25/2048	751,670	0.0
1,912,290 (1)(2)	JP Morgan Mortgage Trust 2018-1 B2, 3.580%, 06/25/2048	1,731,705	0.1
1,999,167 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.704%, 09/25/2048	1,812,160	0.1
404,144 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	369,491	0.0
1,637,714 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,470,306	0.1
89,830 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	81,127	0.0
139,802 (1)(2)	JP Morgan Mortgage Trust 2018-8 A3, 4.000%, 01/25/2049	130,599	0.0
3,372,281 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.033%, 01/25/2049	3,105,328	0.2
859,890 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.240%, 02/25/2049	806,072	0.0
147,841 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	138,638	0.0
314,641 (1)(2)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	296,756	0.0
2,595,745 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.459%, 11/25/2049	2,468,349	0.1
70,399 (1)(2)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	64,332	0.0
858,283 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.204%, 02/25/2050	755,571	0.0
338,888 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	306,871	0.0
872,199 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.406%, 03/25/2050	773,663	0.0
3,442,078 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.933%, 10/25/2049	3,350,342	0.2
209,664 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	191,153	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,761,856 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.355%, 05/25/2050	$3,489,624	0.2
1,495,316 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.706%, 12/25/2049	1,447,493	0.1
1,515,779 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.706%, 12/25/2049	1,463,499	0.1
2,496,150 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.350%, 03/25/2050	2,330,367	0.1
5,810,196 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.350%, 03/25/2050	5,389,222	0.3
236,102 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	210,129	0.0
51,295 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	50,579	0.0
264,990 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	261,191	0.0
2,986,278 (1)(2)	JP Morgan Mortgage Trust 2021-6 B3, 2.863%, 10/25/2051	2,366,539	0.1
2,354,583 (1)(2)	JP Morgan Mortgage Trust 2022-2 B3, 3.125%, 08/25/2052	1,910,794	0.1
979,942 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.350%, 05/25/2054	974,611	0.1
1,904,357 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	1,914,984	0.1
1,284,207 (1)(2)	JP Morgan Mortgage Trust 2024-2 A9, 6.500%, 08/25/2054	1,307,526	0.1
670,069 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A3, 5.500%, 04/25/2055	663,949	0.0
1,430,991 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 B3, 6.564%, 04/25/2055	1,401,484	0.1
4,956,066 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A9, 5.500%, 06/25/2055	4,880,586	0.2
1,765,690 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 B3, 6.116%, 06/25/2055	1,683,787	0.1
1,779,029 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B2, 7.148%, 10/25/2054	1,890,774	0.1
2,689,298 (1)(2)	JP Morgan Mortgage Trust Series 2024-4 B3, 7.148%, 10/25/2054	2,813,859	0.1
2,442,725 (1)(2)	JP Morgan Mortgage Trust Series 2024-6 B3, 6.937%, 12/25/2054	2,523,022	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
423,593 (1)(2)	JP Morgan Trust 2015-3 B3, 3.577%, 05/25/2045	$397,340	0.0
1,327,529 (1)(2)	JP Morgan Trust 2015-3 B4, 3.577%, 05/25/2045	1,035,589	0.1
55,897 (1)	Lehman XS Trust Series 2005-5N 1A2, 4.795%, (TSFR1M + 0.474%), 11/25/2035	56,077	0.0
1,728,207 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.901%, 07/01/2051	1,398,931	0.1
2,682,732 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.314%, 03/25/2052	2,220,894	0.1
2,000,000 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	1,588,385	0.1
927,668 (1)	Morgan Stanley Mortgage Loan Trust 2006-9AR A2, 4.735%, (TSFR1M + 0.414%), 08/25/2036	218,138	0.0
988,110 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-2 B3, 7.162%, 03/25/2054	1,032,169	0.1
993,184 (1)(2)	Morgan Stanley Residential Mortgage Loan Trust 2024-4 B3, 7.025%, 09/25/2054	1,031,277	0.1
245,841 (1)(2)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	242,919	0.0
1,300,000 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.690%, (SOFR30A + 3.350%), 04/25/2034	1,325,286	0.1
147,091 (1)(2)	OBX Trust 2019-EXP3 1A9, 3.500%, 10/25/2059	133,478	0.0
292,266 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	273,835	0.0
216,425 (1)(2)	OBX Trust 2020-INV1 A21, 3.500%, 12/25/2049	195,177	0.0
1,698,480 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	1,377,325	0.1
2,500,000 (1)(2)	OBX Trust 2022-NQM4 A1B, 3.900%, 04/25/2062	2,348,242	0.1
2,057,490 (1)(2)	Oceanview Mortgage Trust 2021-1 B3, 2.717%, 05/25/2051	1,641,038	0.1
1,022,152,770 (2)(3)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,951,155	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,738	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	$11,320	0.0
127,385 (1)(2)	PSMC Trust 2019-3 A12, 3.500%, 11/25/2049	119,505	0.0
1,464,029 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 7.040%, (SOFR30A + 2.700%), 12/27/2033	1,477,514	0.1
2,132,957 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.888%, 09/25/2049	1,952,253	0.1
1,477,295 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	1,327,992	0.1
2,267,955 (1)(2)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	1,844,725	0.1
5,150,998 (1)(2)	RCKT Mortgage Trust 2021-6 B3, 2.794%, 12/25/2051	4,096,673	0.2
831,183 (1)(2)	RCKT Mortgage Trust 2022-3 A21, 3.000%, 05/25/2052	703,657	0.0
651,922 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	624,290	0.0
1,207,383 (1)(2)	Sequoia Mortgage Trust 2017-1 B2, 3.603%, 02/25/2047	1,131,324	0.1
1,024,018 (1)(2)	Sequoia Mortgage Trust 2018-6 B1, 4.164%, 07/25/2048	973,021	0.1
461,204 (2)	Sequoia Mortgage Trust 2018-CH1 B2B, 4.427%, 03/25/2048	439,718	0.0
1,453,589 (1)(2)	Sequoia Mortgage Trust 2019-2 B2, 4.247%, 06/25/2049	1,392,817	0.1
1,374,498 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	1,284,007	0.1
1,853,511 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.712%, 12/25/2049	1,693,081	0.1
1,854,363 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.712%, 12/25/2049	1,678,562	0.1
692,248 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.911%, 03/25/2049	677,700	0.0
15,990 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	15,901	0.0
145,997 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	137,597	0.0
1,768,325 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.509%, 09/25/2049	1,689,631	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
167,516 (1)(2)	Sequoia Mortgage Trust 2020-1 A1, 3.500%, 02/25/2050	$152,395	0.0
1,340,780 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.631%, 03/25/2050	1,191,190	0.1
522,093 (1)(2)	Sequoia Mortgage Trust 2021-3 B3, 2.650%, 05/25/2051	424,768	0.0
1,155,916 (1)(2)	Sequoia Mortgage Trust 2021-5 B3, 3.052%, 07/25/2051	956,759	0.0
1,024,129 (1)(2)	Sequoia Mortgage Trust 2022-1 B3, 2.945%, 02/25/2052	849,038	0.0
2,285,290 (1)(2)	Sequoia Mortgage Trust 2024-3 A19, 6.000%, 04/25/2054	2,291,823	0.1
1,305,244 (2)	Sequoia Mortgage Trust 2024-4 A19, 6.000%, 05/25/2054	1,308,976	0.1
1,671,587 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	1,650,204	0.1
1,935,717 (2)	Sequoia Mortgage Trust 2025-1 A19, 6.000%, 01/25/2055	1,942,510	0.1
2,547,495 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.631%, 10/25/2047	2,349,998	0.1
1,921,647 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B2, 3.631%, 10/25/2047	1,780,493	0.1
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2022-2 M1, 4.200%, 02/25/2067	1,564,511	0.1
17,807 (1)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 3A1, 5.795%, 03/25/2035	16,205	0.0
2,866,908 (1)(2)	Triangle Re Ltd. 2021-3 M1B, 7.240%, (SOFR30A + 2.900%), 02/25/2034	2,889,108	0.1
2,361,737 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.218%, 12/25/2051	1,942,887	0.1
52,675,785 (1)(3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 X, 0.277%, 01/25/2045	529	0.0
20,164,527 (1)(3)	WaMu Mortgage Pass-Through Certificates 2005-AR2 X, 0.157%, 01/25/2045	203	0.0
9,603 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.756%, 10/25/2036	8,770	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,385 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 4.182%, 10/25/2036	$46,182	0.0
245,408 (1)	WaMu Mortgage Pass-Through Certificates 2006-AR14 1A4, 4.218%, 11/25/2036	216,398	0.0
62,391 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY2 1A1, 4.313%, 12/25/2036	56,450	0.0
316,296 (1)	WaMu Mortgage Pass-Through Certificates 2007-HY3 1A1, 3.884%, 03/25/2037	261,914	0.0
510,830 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 5.884%, 07/25/2034	479,172	0.0
97,079 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 6.208%, 06/25/2034	94,619	0.0
63,857 (1)	WaMu Mortgage Pass-Through Certificates Series Trust 2006-AR14 1A3, 4.218%, 11/25/2036	56,308	0.0
351,438 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-10 2A3, 5.335%, (TSFR1M + 1.014%), 11/25/2035	318,629	0.0
417,511	Washington Mutual Mortgage Pass-Through Certificates WMALT 2005-5 CB3, 5.500%, 07/25/2035	387,893	0.0
536,636 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-5 2CB2, 5.035%, (TSFR1M + 0.714%), 07/25/2036	343,285	0.0
1,488,698 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR5 3A, 5.575%, (12MTA + 0.940%), 07/25/2046	923,237	0.0
605,333 (1)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR6 2A, 5.595%, (12MTA + 0.960%), 08/25/2046	335,130	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
372,579	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-10 2A9, 6.000%, 11/25/2035	$357,763	0.0
81,562	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	75,189	0.0
17,246 (1)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.865%, (TSFR1M + 0.544%), 06/25/2037	14,869	0.0
1,222,628 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.646%, 07/25/2047	1,095,171	0.1
276,734 (1)	Wells Fargo Mortgage Backed Securities Trust 2006-AR12 1A1, 7.582%, 09/25/2036	253,476	0.0
63,171 (1)	Wells Fargo Mortgage Backed Securities Trust 2007-AR7 A1, 6.679%, 12/28/2037	56,384	0.0
1,397,978 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2019-4 B3, 3.512%, 09/25/2049	988,064	0.1
1,786,551 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	1,559,085	0.1
2,607,245 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-4 B2, 3.156%, 07/25/2050	2,315,534	0.1
1,814,965 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2021-1 B3, 2.700%, 12/25/2050	1,381,173	0.1
326,121 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	300,471	0.0
	Total Collateralized Mortgage Obligations
	(Cost $641,699,175)	609,359,688	29.0

CORPORATE BONDS/NOTES: 18.7%
	Basic Materials: 1.3%
1,500,000	AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030	1,382,340	0.1
1,005,000 (2)	Avient Corp., 6.250%, 11/01/2031	996,396	0.1
600,000 (2)(5)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	619,550	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
150,000 (2)(5)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	$137,301	0.0
1,650,000 (2)	Capstone Copper Corp., 6.750%, 03/31/2033	1,644,959	0.1
700,000 (2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	651,207	0.0
375,000 (2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	326,769	0.0
450,000 (2)	Cleveland-Cliffs, Inc., 6.875%, 11/01/2029	440,806	0.0
875,000 (2)(5)	Constellium SE, 5.625%, 06/15/2028	849,463	0.0
1,075,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	1,090,588	0.1
1,400,000 (2)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	1,446,200	0.1
625,000 (2)	Corp Nacional del Cobre de Chile, 6.440%, 01/26/2036	650,313	0.0
1,328,000 (2)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	1,371,160	0.1
925,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	911,866	0.0
948,125 (2)	Innophos Holdings, Inc., 11.500%, 06/15/2029	970,501	0.1
1,650,000 (2)(5)	Mativ Holdings, Inc., 8.000%, 10/01/2029	1,424,165	0.1
1,650,000 (2)	New Gold, Inc., 6.875%, 04/01/2032	1,667,612	0.1
1,650,000 (2)	NOVA Chemicals Corp., 7.000%, 12/01/2031	1,721,587	0.1
200,000 (2)	Novelis Corp., 3.250%, 11/15/2026	193,529	0.0
600,000 (2)	Novelis Corp., 3.875%, 08/15/2031	522,208	0.0
250,000 (2)	Novelis Corp., 4.750%, 01/30/2030	232,887	0.0
675,000 (2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	629,019	0.0
1,775,000 (2)	OCP SA, 6.750%, 05/02/2034	1,826,031	0.1
400,000 (2)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	370,013	0.0
400,000 (2)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	400,270	0.0
2,025,000 (2)	Sociedad Quimica y Minera de Chile SA, 5.500%, 09/10/2034	1,966,234	0.1
800,000 (2)	SPCM SA, 3.125%, 03/15/2027	761,099	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
1,650,000 (2)(5)	Tronox, Inc., 4.625%, 03/15/2029	$1,412,598	0.1
		26,616,671	1.3

	Communications: 2.2%
1,500,000 (2)	Altice Financing SA, 5.750%, 08/15/2029	1,099,355	0.1
800,000 (2)	Arches Buyer, Inc., 6.125%, 12/01/2028	703,615	0.0
2,000,000 (2)	C&W Senior Finance Ltd., 9.000%, 01/15/2033	1,972,500	0.1
800,000 (2)	Cablevision Lightpath LLC, 5.625%, 09/15/2028	736,468	0.0
1,750,000 (2)(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	1,594,560	0.1
1,325,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	1,151,158	0.1
1,000,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	971,330	0.0
1,025,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,010,362	0.0
300,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	299,714	0.0
1,650,000 (2)	CommScope, Inc., 4.750%, 09/01/2029	1,468,994	0.1
1,200,000 (2)(5)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	1,095,575	0.1
2,110,000 (2)	CSC Holdings LLC, 5.500%, 04/15/2027	1,955,416	0.1
1,650,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.000%, 02/15/2031	1,585,733	0.1
1,300,000 (2)	DISH Network Corp., 11.750%, 11/15/2027	1,369,812	0.1
675,000 (2)	GCI LLC, 4.750%, 10/15/2028	623,231	0.0
715,000 (2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	447,255	0.0
1,500,000 (5)	Lamar Media Corp., 4.000%, 02/15/2030	1,390,668	0.1
1,150,000 (2)	Level 3 Financing, Inc., 4.000%, 04/15/2031	868,250	0.0
1,175,000 (2)	Level 3 Financing, Inc., 10.500%, 05/15/2030	1,264,880	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,200,000 (2)	Match Group Holdings II LLC, 4.625%, 06/01/2028	$1,152,566	0.1
1,050,000 (2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,033,886	0.0
1,651,000	Meta Platforms, Inc., 4.750%, 08/15/2034	1,639,894	0.1
3,236,000	Meta Platforms, Inc., 5.400%, 08/15/2054	3,172,952	0.1
3,236,000	Meta Platforms, Inc., 5.550%, 08/15/2064	3,186,412	0.2
675,000 (2)(5)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	617,848	0.0
865,000 (1)	Paramount Global, 6.375%, 03/30/2062	844,557	0.0
1,000,000 (2)	Sinclair Television Group, Inc., 8.125%, 02/15/2033	987,429	0.0
1,875,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,833,486	0.1
4,101,000	Sprint Capital Corp., 6.875%, 11/15/2028	4,379,506	0.2
850,000 (2)	Stagwell Global LLC, 5.625%, 08/15/2029	810,329	0.0
1,200,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	1,191,058	0.1
425,000 (2)(5)	Viasat, Inc., 7.500%, 05/30/2031	321,458	0.0
1,500,000 (2)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	1,528,601	0.1
1,520,000 (2)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	1,266,262	0.1
		45,575,120	2.2

	Consumer, Cyclical: 2.6%
800,000 (2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	724,696	0.0
1,200,000 (2)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	1,208,746	0.1
300,000 (2)(5)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	291,035	0.0
275,000 (2)	Allison Transmission, Inc., 3.750%, 01/30/2031	244,722	0.0
625,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	623,090	0.0
775,000 (2)(5)	American Airlines, Inc., 7.250%, 02/15/2028	771,596	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
104,167 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	$103,960	0.0
525,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	505,929	0.0
475,000 (5)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	444,805	0.0
925,000 (2)(5)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	850,937	0.1
900,000 (2)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	912,892	0.1
525,000 (2)	Carnival Corp., 4.000%, 08/01/2028	502,609	0.0
1,325,000 (2)	Carnival Corp., 6.000%, 05/01/2029	1,316,548	0.1
1,298,149 (2)(6)	Carvana Co., 9.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	1,338,284	0.1
900,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	901,977	0.1
1,000,000 (2)(5)	CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.500%, 10/15/2029	913,750	0.1
108,782 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	108,364	0.0
700,000 (2)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	724,065	0.0
1,500,000 (2)	eG Global Finance PLC, 12.000%, 11/30/2028	1,662,462	0.1
530,000 (2)	El Puerto de Liverpool SAB de CV, 6.255%, 01/22/2032	539,932	0.0
630,000 (2)	El Puerto de Liverpool SAB de CV, 6.658%, 01/22/2037	640,827	0.0
1,400,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	1,350,451	0.1
1,250,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,207,893	0.1
725,000 (2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	592,625	0.0
225,000 (2)	Gap, Inc., 3.625%, 10/01/2029	203,236	0.0
600,000 (2)(5)	Gap, Inc., 3.875%, 10/01/2031	518,282	0.0
605,000 (2)	Gates Corp., 6.875%, 07/01/2029	616,237	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
3,693,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	$3,723,621	0.2
815,000 (2)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	818,788	0.0
1,650,000 (2)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	1,635,311	0.1
4,125,000 (2)	Hyundai Capital America, 6.100%, 09/21/2028	4,277,010	0.2
650,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	642,284	0.0
725,000 (2)	Interface, Inc., 5.500%, 12/01/2028	706,654	0.0
200,000 (2)	International Game Technology PLC, 4.125%, 04/15/2026	197,645	0.0
900,000 (2)	International Game Technology PLC, 5.250%, 01/15/2029	880,249	0.1
1,575,000 (2)	LG Energy Solution Ltd., 5.875%, 04/02/2035	1,570,527	0.1
725,000 (2)(5)	Lithia Motors, Inc., 4.375%, 01/15/2031	657,414	0.0
225,000	M/I Homes, Inc., 3.950%, 02/15/2030	205,860	0.0
525,000	M/I Homes, Inc., 4.950%, 02/01/2028	509,995	0.0
325,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	260,330	0.0
875,000 (2)(5)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	801,143	0.0
400,000	MGM Resorts International, 4.625%, 09/01/2026	395,697	0.0
400,000 (5)	MGM Resorts International, 4.750%, 10/15/2028	385,414	0.0
225,000 (5)	MGM Resorts International, 6.500%, 04/15/2032	220,854	0.0
1,225,000 (2)	Michaels Cos., Inc., 5.250%, 05/01/2028	847,085	0.1
650,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	622,591	0.0
200,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	199,369	0.0
35,000 (2)	NCL Corp. Ltd., 5.875%, 03/15/2026	34,948	0.0
1,650,000 (2)	NCL Corp. Ltd., 6.750%, 02/01/2032	1,631,021	0.1
165,000	Newell Brands, Inc., 6.375%, 09/15/2027	166,127	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
700,000 (2)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	$744,542	0.0
1,935,000 (2)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,928,676	0.1
430,000 (2)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	422,532	0.0
825,000 (5)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	827,567	0.1
750,000 (2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	708,092	0.0
800,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	800,175	0.0
351,455 (2)	Staples, Inc., 12.750%, 01/15/2030	238,484	0.0
955,000 (2)	Station Casinos LLC, 4.500%, 02/15/2028	915,417	0.1
625,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	549,453	0.0
150,000 (2)(5)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	139,453	0.0
450,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	443,191	0.0
1,520,000 (2)(5)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,330,854	0.1
1,525,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,518,236	0.1
225,000 (2)	Viking Cruises Ltd., 7.000%, 02/15/2029	225,902	0.0
750,000 (2)(5)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	657,968	0.0
875,000 (2)	William Carter Co., 5.625%, 03/15/2027	870,558	0.1
950,000 (2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	940,655	0.1
450,000 (2)	ZF North America Capital, Inc., 4.750%, 04/29/2025	448,970	0.0
440,000 (2)	ZF North America Capital, Inc., 6.875%, 04/14/2028	432,725	0.0
		55,353,337	2.6

	Consumer, Non-cyclical: 2.4%
700,000 (2)	1375209 BC Ltd., 9.000%, 01/30/2028	699,895	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
850,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	$827,865	0.0
550,000 (2)	AHP Health Partners, Inc., 5.750%, 07/15/2029	510,966	0.0
525,000 (2)(5)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	483,718	0.0
575,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	575,352	0.0
600,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.250%, 03/15/2033	606,413	0.0
725,000 (2)(5)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	635,091	0.0
375,000 (2)	APi Group DE, Inc., 4.125%, 07/15/2029	347,821	0.0
425,000 (2)	APi Group DE, Inc., 4.750%, 10/15/2029	397,105	0.0
650,000 (2)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	675,187	0.0
750,000 (2)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	606,495	0.0
565,000 (2)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	573,263	0.0
1,370,000 (2)	Belron UK Finance PLC, 5.750%, 10/15/2029	1,361,711	0.1
310,000 (2)	Brink's Co., 6.500%, 06/15/2029	314,567	0.0
310,000 (2)	Brink's Co., 6.750%, 06/15/2032	314,629	0.0
1,000,000 (2)(5)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	895,796	0.1
1,255,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	1,036,918	0.1
910,000 (2)(5)	Cimpress PLC, 7.375%, 09/15/2032	837,353	0.0
2,589,000	Coca-Cola Co., 5.200%, 01/14/2055	2,496,929	0.1
750,000 (2)	CPI CG, Inc., 10.000%, 07/15/2029	799,081	0.0
275,000 (2)	DaVita, Inc., 3.750%, 02/15/2031	239,653	0.0
1,100,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	1,013,531	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,650,000 (2)	Embecta Corp., 5.000%, 02/15/2030	$1,478,958	0.1
1,025,000 (5)	Encompass Health Corp., 4.750%, 02/01/2030	986,842	0.1
750,000 (2)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	775,066	0.0
225,000 (2)	Fiesta Purchaser, Inc., 9.625%, 09/15/2032	231,780	0.0
650,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	650,578	0.0
1,240,000 (2)(5)	Grifols SA, 4.750%, 10/15/2028	1,146,551	0.1
460,000 (2)	Insulet Corp., 6.500%, 04/01/2033	467,891	0.0
1,000,000 (2)(5)	Jazz Securities DAC, 4.375%, 01/15/2029	950,898	0.1
200,000 (2)	LifePoint Health, Inc., 8.375%, 02/15/2032	201,564	0.0
1,000,000 (2)	LifePoint Health, Inc., 10.000%, 06/01/2032	955,160	0.1
800,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	748,335	0.0
700,000 (2)	Medline Borrower L.P., 5.250%, 10/01/2029	672,184	0.0
1,000,000	Minerva Luxembourg SA, 4.375%, 03/18/2031	878,450	0.1
1,600,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	1,703,520	0.1
750,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	693,263	0.0
400,000	New Albertsons L.P., 7.450%, 08/01/2029	416,394	0.0
1,100,000 (2)(5)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	959,942	0.1
975,000 (5)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	960,599	0.1
675,000 (2)	Post Holdings, Inc., 4.625%, 04/15/2030	631,151	0.0
935,000 (2)	Post Holdings, Inc., 6.250%, 10/15/2034	922,904	0.1
190,000 (2)	Post Holdings, Inc., 6.375%, 03/01/2033	187,305	0.0
1,100,000 (2)(5)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	1,101,672	0.1
760,000 (2)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	728,004	0.0
1,800,000 (2)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	1,752,415	0.1
1,650,000 (2)(5)	Select Medical Corp., 6.250%, 12/01/2032	1,609,474	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,650,000 (5)	Service Corp. International, 5.750%, 10/15/2032	$1,623,577	0.1
1,650,000 (2)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	1,531,740	0.1
530,000 (2)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	539,477	0.0
700,000 (2)(5)	Star Parent, Inc., 9.000%, 10/01/2030	690,834	0.0
825,000 (2)	Surgery Center Holdings, Inc., 7.250%, 04/15/2032	816,860	0.0
640,000 (2)	Teleflex, Inc., 4.250%, 06/01/2028	610,962	0.0
275,000	Tenet Healthcare Corp., 4.250%, 06/01/2029	259,350	0.0
650,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	640,964	0.0
1,015,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,011,576	0.1
1,000,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	989,011	0.1
275,000 (5)	United Rentals North America, Inc., 3.750%, 01/15/2032	243,124	0.0
700,000	United Rentals North America, Inc., 4.875%, 01/15/2028	688,586	0.0
575,000 (2)	United Rentals North America, Inc., 6.125%, 03/15/2034	576,078	0.0
1,460,000 (2)	US Foods, Inc., 5.750%, 04/15/2033	1,423,961	0.1
1,650,000 (2)	Williams Scotsman, Inc., 6.625%, 04/15/2030	1,669,090	0.1
		51,375,429	2.4

	Energy: 2.4%
500,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	489,080	0.0
700,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	698,409	0.0
635,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	636,011	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
108,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	$108,133	0.0
850,000 (2)(5)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	830,156	0.1
825,000 (2)	Baytex Energy Corp., 8.500%, 04/30/2030	838,714	0.1
310,000	Cenovus Energy, Inc., 5.250%, 06/15/2037	298,085	0.0
800,000 (2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	792,006	0.0
475,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	476,368	0.0
550,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	570,332	0.0
162,000	Devon Energy Corp., 4.500%, 01/15/2030	159,183	0.0
275,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	259,062	0.0
475,000 (2)	DT Midstream, Inc., 4.375%, 06/15/2031	437,343	0.0
820,000 (2)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	836,078	0.1
1,300,000	Ecopetrol SA, 6.875%, 04/29/2030	1,289,470	0.1
1,985,000	Ecopetrol SA, 7.750%, 02/01/2032	1,949,270	0.1
1,030,000	Ecopetrol SA, 8.375%, 01/19/2036	1,007,185	0.1
694,850 (2)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	612,554	0.0
900,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	915,554	0.1
743,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	762,944	0.0
2,725,000 (1)	Energy Transfer L.P. G, 7.125%, 12/31/2199	2,764,163	0.1
1,200,000	EnLink Midstream LLC, 5.375%, 06/01/2029	1,218,970	0.1
1,200,000 (2)	EQM Midstream Partners L.P., 4.750%, 01/15/2031	1,154,690	0.1
675,000 (2)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	694,424	0.0
400,000 (2)	Greensaif Pipelines Bidco Sarl, 6.129%,02/23/2038	411,126	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
725,000 (2)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	$758,758	0.0
425,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	410,969	0.0
450,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	428,445	0.0
450,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	420,973	0.0
1,690,000 (2)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	1,732,756	0.1
1,575,000 (2)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	1,762,819	0.1
775,000 (2)	Kinetik Holdings L.P., 5.875%, 06/15/2030	767,489	0.0
775,000 (2)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	790,618	0.0
200,000 (2)	Matador Resources Co., 6.500%, 04/15/2032	198,370	0.0
1,000,000 (5)	Medco Maple Tree Pte Ltd., 8.960%, 04/27/2029	1,031,000	0.1
785,000 (2)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	766,210	0.0
1,500,000 (2)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	1,515,234	0.1
875,000 (2)	ORLEN SA, 6.000%, 01/30/2035	896,875	0.1
825,000 (2)	Permian Resources Operating LLC, 5.875%, 07/01/2029	814,826	0.0
300,000 (2)	Permian Resources Operating LLC, 6.250%, 02/01/2033	299,049	0.0
1,000,000	Petroleos del Peru SA, 4.750%, 06/19/2032	752,000	0.0
3,300,000	Petroleos Mexicanos, 6.500%, 03/13/2027	3,222,120	0.2
1,475,000 (2)	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA, 6.240%, 07/03/2036	1,515,009	0.1
1,400,000 (2)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	1,330,210	0.1
1,450,000 (2)	Raizen Fuels Finance SA, 6.700%, 02/25/2037	1,451,523	0.1
1,500,000 (2)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	1,532,028	0.1
225,000 (2)	Sunoco L.P., 7.000%, 05/01/2029	230,360	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
315,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	$298,598	0.0
690,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	645,796	0.0
1,555,000 (2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.000%, 03/01/2027	1,547,854	0.1
375,000 (2)	Talos Production, Inc., 9.000%, 02/01/2029	385,679	0.0
500,000 (2)	Talos Production, Inc., 9.375%, 02/01/2031	509,210	0.0
393,750 (2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	391,627	0.0
108,571 (2)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	110,990	0.0
800,000 (2)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	727,448	0.0
920,000 (2)	Venture Global LNG, Inc., 7.000%, 01/15/2030	907,031	0.1
875,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	894,649	0.1
775,000 (2)	Venture Global LNG, Inc., 8.375%, 06/01/2031	786,552	0.0
		50,042,385	2.4

	Financial: 4.3%
390,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 6.000%, 08/01/2029	374,121	0.0
745,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	758,451	0.0
355,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	370,098	0.0
760,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	747,030	0.0
800,000 (2)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.375%, 10/01/2032	804,514	0.1
425,000	Ally Financial, Inc., 5.750%, 11/20/2025	426,316	0.0
350,000 (5)	Ally Financial, Inc., 6.700%, 02/14/2033	350,267	0.0
4,125,000 (1)	American Express Co., 5.282%, 07/27/2029	4,209,789	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
800,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	$786,370	0.0
984,000 (1)(2)	Banco del Estado de Chile, 7.950%, 12/31/2199	1,033,569	0.1
1,300,000 (2)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	1,319,084	0.1
3,000,000 (1)	Bank of America Corp., MTN, 3.384%, 04/02/2026	2,999,850	0.2
825,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	793,679	0.0
625,000 (2)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	617,838	0.0
4,125,000	Crown Castle, Inc., 5.600%, 06/01/2029	4,216,941	0.2
835,000 (2)	Focus Financial Partners LLC, 6.750%, 09/15/2031	824,254	0.1
430,000 (2)	Freedom Mortgage Corp., 12.250%, 10/01/2030	474,149	0.0
740,000 (2)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	723,679	0.0
175,000 (2)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	176,324	0.0
1,000 (1)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	973	0.0
8,251,000 (1)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	8,513,877	0.4
1,650,000 (2)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	1,640,507	0.1
1,550,000 (2)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,487,616	0.1
1,460,000 (2)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	1,437,637	0.1
2,000,000 (1)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,996,760	0.1
198,000 (1)	JPMorgan Chase & Co., 4.452%, 12/05/2029	196,675	0.0
8,251,000 (1)	JPMorgan Chase & Co., 5.571%, 04/22/2028	8,416,814	0.4
200,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	194,931	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
675,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	$643,327	0.0
4,125,000 (2)	Met Tower Global Funding, 5.250%, 04/12/2029	4,224,650	0.2
400,000 (2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	363,316	0.0
515,000 (2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	496,930	0.0
4,020,000 (1)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	4,083,349	0.2
2,000,000 (1)	Morgan Stanley, 0.985%, 12/10/2026	1,950,846	0.1
2,000,000 (1)	Morgan Stanley, 2.188%, 04/28/2026	1,996,071	0.1
2,500,000 (1)	Morgan Stanley, 4.679%, 07/17/2026	2,499,588	0.1
7,000 (1)	Morgan Stanley, 5.587%, 01/18/2036	7,152	0.0
7,000 (1)	Morgan Stanley, 5.831%, 04/19/2035	7,257	0.0
16,000 (1)	Morgan Stanley, 6.627%, 11/01/2034	17,458	0.0
61,000 (1)	Morgan Stanley, MTN, 5.424%, 07/21/2034	61,731	0.0
675,000	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	515,354	0.0
825,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	746,380	0.0
575,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	573,059	0.0
875,000 (2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	877,132	0.1
350,000	Navient Corp., 5.000%, 03/15/2027	342,775	0.0
250,000	Navient Corp., 6.750%, 06/25/2025	250,367	0.0
800,000 (5)	OneMain Finance Corp., 5.375%, 11/15/2029	761,720	0.0
325,000	OneMain Finance Corp., 7.125%, 03/15/2026	329,971	0.0
825,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	841,154	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
850,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	$857,007	0.1
1,650,000 (2)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	1,641,750	0.1
720,000 (2)	PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/01/2029	695,534	0.0
23,000 (1)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	24,156	0.0
600,000 (2)(5)	PRA Group, Inc., 5.000%, 10/01/2029	553,203	0.0
925,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	947,847	0.1
975,000 (2)	Ryan Specialty LLC, 5.875%, 08/01/2032	963,839	0.1
2,242,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	2,097,420	0.1
2,060,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	2,107,130	0.1
770,000 (2)	Trust Fibra Uno, 7.700%, 01/23/2032	796,931	0.1
760,000 (2)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	781,479	0.0
2,000,000 (1)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	1,999,224	0.1
8,251,000 (1)	Wells Fargo & Co., MTN, 5.707%, 04/22/2028	8,432,223	0.4
		89,379,443	4.3

	Industrial: 2.1%
650,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	661,124	0.0
1,400,000 (2)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	1,410,696	0.1
1,500,000 (2)(5)	Ambipar Lux Sarl, 10.875%, 02/05/2033	1,536,750	0.1
1,590,000 (2)	Amsted Industries, Inc., 6.375%, 03/15/2033	1,583,393	0.1
910,000 (2)	Arcosa, Inc., 6.875%, 08/15/2032	923,331	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
800,000 (2)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	$682,304	0.0
4,190,000 (2)	BAE Systems PLC, 5.125%, 03/26/2029	4,256,039	0.2
475,000 (2)	Bombardier, Inc., 7.500%, 02/01/2029	487,549	0.0
216,000 (2)	Bombardier, Inc., 7.875%, 04/15/2027	216,953	0.0
200,000 (2)(5)	Bombardier, Inc., 8.750%, 11/15/2030	211,110	0.0
625,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032	595,817	0.0
150,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	148,783	0.0
775,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	751,799	0.0
725,000 (2)	Clean Harbors, Inc., 6.375%, 02/01/2031	733,527	0.0
1,650,000 (2)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	1,662,751	0.1
1,650,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,652,794	0.1
1,584,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	1,515,300	0.1
750,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	713,582	0.0
450,000 (2)(5)	GFL Environmental, Inc., 4.375%, 08/15/2029	424,877	0.0
325,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	313,320	0.0
350,000 (2)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	345,768	0.0
1,025,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,001,907	0.1
975,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	926,730	0.1
675,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	657,358	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,750,000 (2)	Kingston Airport Revenue Finance Ltd., 6.750%, 12/15/2036	$1,765,837	0.1
875,000 (2)	Madison IAQ LLC, 5.875%, 06/30/2029	827,449	0.0
1,520,000 (2)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	1,366,404	0.1
1,150,000 (2)(5)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	1,124,125	0.1
1,030,000	Park-Ohio Industries, Inc., 6.625%, 04/15/2027	997,013	0.1
4,125,000 (2)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	4,206,760	0.2
1,670,000 (2)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	1,681,966	0.1
400,000 (2)	Rolls-Royce PLC, 3.625%, 10/14/2025	398,565	0.0
725,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	698,505	0.0
425,000 (2)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	425,890	0.0
875,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	765,136	0.0
660,000 (2)	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029	666,976	0.0
900,000 (2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	933,368	0.1
675,000 (2)	Standard Industries, Inc., 3.375%, 01/15/2031	587,443	0.0
425,000 (2)	Standard Industries, Inc., 4.375%, 07/15/2030	392,496	0.0
955,000 (2)	TransDigm, Inc., 6.000%, 01/15/2033	941,040	0.1
550,000 (2)	TransDigm, Inc., 6.625%, 03/01/2032	557,697	0.0
1,075,000 (2)	Waste Pro USA, Inc., 7.000%, 02/01/2033	1,081,315	0.1
650,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	617,458	0.0
1,005,000 (2)	Wilsonart LLC, 11.000%, 08/15/2032	923,681	0.1
		44,372,686	2.1

	Technology: 0.3%
800,000 (2)	Amentum Escrow Corp., 7.250%, 08/01/2032	787,810	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
810,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	$787,972	0.1
500,000 (2)	Entegris Escrow Corp., 5.950%, 06/15/2030	498,034	0.0
350,000 (2)	Entegris, Inc., 3.625%, 05/01/2029	322,067	0.0
700,000 (2)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	706,542	0.0
400,000 (2)	Open Text Corp., 3.875%, 12/01/2029	364,360	0.0
800,000 (2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	730,526	0.0
790,000 (2)	Playtika Holding Corp., 4.250%, 03/15/2029	696,524	0.0
850,000 (2)	Rocket Software, Inc., 6.500%, 02/15/2029	802,177	0.1
825,000 (2)	UKG, Inc., 6.875%, 02/01/2031	837,518	0.1
		6,533,530	0.3

	Utilities: 1.1%
379,267	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	339,823	0.0
1,256,321 (2)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	1,125,664	0.1
1,500,000 (2)	Alpha Generation LLC, 6.750%, 10/15/2032	1,502,129	0.1
475,000 (2)	Calpine Corp., 4.500%, 02/15/2028	460,869	0.0
400,000 (2)	Calpine Corp., 5.000%, 02/01/2031	382,211	0.0
650,000 (2)	Calpine Corp., 5.125%, 03/15/2028	640,126	0.0
1,100,000 (2)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	1,100,220	0.1
1,225,000 (2)	Comision Federal de Electricidad, 5.700%, 01/24/2030	1,203,660	0.1
1,700,000 (2)	Comision Federal de Electricidad, 6.450%, 01/24/2035	1,640,500	0.1
800,000 (2)	Lightning Power LLC, 7.250%, 08/15/2032	824,328	0.1
3,681,000 (1)	National Rural Utilities Cooperative Finance Corp., 7.459%, (TSFR3M + 3.172%), 04/30/2043	3,684,687	0.2
2,875,000 (1)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	2,822,011	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
1,950,000 (2)	Niagara Energy SAC, 5.746%, 10/03/2034	$1,934,644	0.1
710,000 (2)	NRG Energy, Inc., 6.000%, 02/01/2033	691,456	0.0
770,000 (2)	NRG Energy, Inc., 6.250%, 11/01/2034	758,673	0.0
2,950,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,505,808	0.1
475,000 (2)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	451,462	0.0
750,000 (2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	750,097	0.0
350,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	348,973	0.0
475,000 (2)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	497,864	0.0
		23,665,205	1.1
	Total Corporate Bonds/ Notes
	(Cost $394,137,322)	392,913,806	18.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 17.9%
5,000,000 (1)(2)	Acrec 2025 Fl 3 LLC 2025-FL3 A, 5.626%, (TSFR1M + 1.310%), 08/18/2042	5,003,787	0.2
1,971,929 (1)(2)	AREIT LLC 2023-CRE8 A, 6.431%, (TSFR1M + 2.112%), 08/17/2041	1,979,628	0.1
5,000,000 (1)(2)	AREIT Ltd. 2025-CRE10 A, 5.707%, (TSFR1M + 1.388%), 12/17/2029	5,001,421	0.2
3,500,000 (1)(2)	ARES1 2024-IND2 A, 5.762%, (TSFR1M + 1.443%), 10/15/2034	3,496,531	0.2
1,500,000 (2)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	1,522,766	0.1
1,600,000 (2)	Atrium Hotel Portfolio Trust 2024-ATRM A, 5.049%, 11/10/2029	1,600,991	0.1
3,400,000 (2)	Atrium Hotel Portfolio Trust 2024-ATRM B, 5.501%, 11/10/2029	3,449,754	0.2
2,500,000 (1)(2)	BAHA Trust 2024-MAR A, 5.574%, 12/10/2041	2,539,904	0.1
2,500,000 (1)(2)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	2,595,062	0.1
2,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 6.170%, (TSFR1M + 1.850%), 02/15/2042	1,996,680	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF B, 6.670%, (TSFR1M + 2.350%), 02/15/2042	$998,854	0.1
685,000 (1)	BANK 2017-BNK4 C, 4.372%, 05/15/2050	594,623	0.0
5,320,000 (1)(2)(3)	BANK 2017-BNK4 XE, 1.472%, 05/15/2050	134,214	0.0
16,600,000 (1)(2)(3)	BANK 2017-BNK6 XE, 1.500%, 07/15/2060	465,012	0.0
9,309,998 (1)(3)	BANK 2019-BN16 XA, 0.931%, 02/15/2052	252,859	0.0
48,228,404 (1)(3)	BANK 2019-BN17 XA, 0.998%, 04/15/2052	1,571,127	0.1
56,991,825 (1)(3)	BANK 2019-BN22 XA, 0.579%, 11/15/2062	1,314,223	0.1
2,500,000 (1)	BANK5 2024-5YR10 C, 5.743%, 10/15/2057	2,463,118	0.1
1,000,000 (1)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	990,954	0.1
10,091,101 (1)(3)	BBCMS Trust 2021-C10 XA, 1.212%, 07/15/2054	555,674	0.0
2,000,000 (1)(2)	BDS LLC 2024-FL13 A, 5.893%, (TSFR1M + 1.576%), 09/19/2039	2,006,389	0.1
1,178,443 (1)(2)	BDS Ltd. 2021-FL10 A, 5.781%, (TSFR1M + 1.464%), 12/16/2036	1,180,243	0.1
96,127,049 (1)(3)	Benchmark Mortgage Trust 2018-B7 XA, 0.407%, 05/15/2053	1,077,993	0.1
43,686,390 (1)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.221%, 03/15/2062	1,705,514	0.1
42,285,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B10 XB, 0.914%, 03/15/2062	1,363,886	0.1
39,693,138 (1)(3)	Benchmark Mortgage Trust 2019-B12 XA, 1.066%, 08/15/2052	1,148,751	0.1
3,090,000 (2)	Benchmark Mortgage Trust 2019-B9 D, 3.000%, 03/15/2052	1,976,252	0.1
7,330,000 (1)(2)(3)	Benchmark Mortgage Trust 2019-B9 XD, 1.993%, 03/15/2052	470,410	0.0
950,000 (1)	Benchmark Mortgage Trust 2020-B16 AM, 2.944%, 02/15/2053	850,628	0.0
17,337,484 (1)(3)	Benchmark Mortgage Trust 2021-B24 XA, 1.137%, 03/15/2054	764,076	0.0
9,741,880 (1)(3)	Benchmark Mortgage Trust 2021-B28 XA, 1.258%, 08/15/2054	535,702	0.0
3,500,000 (1)	Benchmark Mortgage Trust 2024-V8 A3, 6.189%, 07/15/2057	3,670,985	0.2

184

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,853,994 (1)(2)	BFLD Mortgage Trust 2024-WRHS A, 5.811%, (TSFR1M + 1.492%), 08/15/2026	$1,849,888	0.1
2,100,000 (1)(2)	BIG Commercial Mortgage Trust 2022- BIG B, 6.060%, (TSFR1M + 1.741%), 02/15/2039	2,085,875	0.1
2,653,000 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,119,052	0.1
3,002,000 (2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.428%, 05/25/2052	2,444,016	0.1
2,500,000 (1)	BMO Mortgage Trust 2024-5C7 A3, 5.566%, 11/15/2057	2,564,656	0.1
4,100,000 (1)(2)	BMP 2024-MF23 C, 6.160%, (TSFR1M + 1.841%), 06/15/2041	4,094,495	0.2
2,500,000 (1)(2)	BX 2024-BRVE A, 6.160%, (TSFR1M + 1.841%), 04/15/2026	2,507,184	0.1
4,326,923 (1)(2)	BX 2024-PALM A, 5.860%, (TSFR1M + 1.541%), 06/15/2037	4,317,315	0.2
4,970,000 (1)(2)	BX Commercial Mortgage Trust 2021- 21M E, 6.604%, (TSFR1M + 2.285%), 10/15/2036	4,873,767	0.2
3,500,000 (1)(2)	BX Commercial Mortgage Trust 2021- VOLT D, 6.084%, (TSFR1M + 1.764%), 09/15/2036	3,457,221	0.2
1,500,000 (1)(2)	BX Commercial Mortgage Trust 2021- VOLT F, 6.834%, (TSFR1M + 2.514%), 09/15/2036	1,479,258	0.1
2,362,829 (1)(2)	BX Commercial Mortgage Trust 2023- XL3 A, 6.081%, (TSFR1M + 1.761%), 12/09/2040	2,366,291	0.1
2,500,000 (1)(2)	BX Commercial Mortgage Trust 2024- AIR2 A, 5.812%, (TSFR1M + 1.492%), 10/15/2041	2,503,746	0.1
5,000,000 (1)(2)	BX Commercial Mortgage Trust 2024- AIRC A, 6.010%, (TSFR1M + 1.691%), 08/15/2039	5,008,176	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,875,428 (1)(2)	BX Commercial Mortgage Trust 2024- GPA3 A, 5.612%, (TSFR1M + 1.293%), 12/15/2039	$1,873,375	0.1
1,974,013 (1)(2)	BX Commercial Mortgage Trust 2024- KING A, 5.860%, (TSFR1M + 1.541%), 05/15/2034	1,971,988	0.1
1,328,182 (1)(2)	BX Commercial Mortgage Trust 2024-MF D, 7.009%, (TSFR1M + 2.690%), 02/15/2039	1,330,349	0.1
1,458,014 (1)(2)	BX Commercial Mortgage Trust 2024- XL4 C, 6.510%, (TSFR1M + 2.191%), 02/15/2039	1,459,848	0.1
5,620,571 (1)(2)	BX Commercial Mortgage Trust 2024- XL5 C, 6.260%, (TSFR1M + 1.941%), 03/15/2041	5,625,000	0.3
3,500,000 (1)(2)	BX Trust 2021-LBA EJV, 6.434%, (TSFR1M + 2.114%), 02/15/2036	3,453,940	0.2
2,767,834 (1)(2)	BX Trust 2021-LBA EV, 6.434%, (TSFR1M + 2.114%), 02/15/2036	2,731,409	0.1
845,329 (1)(2)	BX Trust 2021-RISE B, 5.683%, (TSFR1M + 1.364%), 11/15/2036	840,101	0.0
941,921 (1)(2)	BX Trust 2021-SDMF D, 5.820%, (TSFR1M + 1.501%), 09/15/2034	928,668	0.0
1,412,881 (1)(2)	BX Trust 2021-SDMF E, 6.020%, (TSFR1M + 1.701%), 09/15/2034	1,386,078	0.1
722,095 (1)(2)	BX Trust 2022-FOX2 C, 5.629%, (TSFR1M + 1.309%), 04/15/2039	715,498	0.0
1,180,000 (1)(2)	BX Trust 2022-LBA6 C, 5.919%, (TSFR1M + 1.600%), 01/15/2039	1,177,611	0.1
1,500,000 (1)(2)	BX Trust 2022-VAMF F, 7.618%, (TSFR1M + 3.299%), 01/15/2039	1,476,367	0.1
2,750,000 (1)(2)	BX Trust 2024-BIO B, 6.260%, (TSFR1M + 1.941%), 02/15/2041	2,751,248	0.1
1,521,509 (1)(2)	BX Trust 2024-CNYN C, 6.260%, (TSFR1M + 1.941%), 04/15/2041	1,521,365	0.1
1,056,604 (1)(2)	BX Trust 2024-CNYN D, 7.009%, (TSFR1M + 2.690%), 04/15/2041	1,056,472	0.1
3,000,000 (1)(2)	BX Trust 2024-VLT4 A, 5.811%, (TSFR1M + 1.491%), 07/15/2029	2,989,540	0.1

185

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000 (1)(2)	BX Trust 2025-ROIC C, 5.862%, (TSFR1M + 1.543%), 03/15/2030	$2,488,857	0.1
5,000,000 (1)(2)	BX Trust 2025-VLT6 C, 6.511%, (TSFR1M + 2.192%), 03/15/2042	4,976,382	0.2
4,000,000 (1)(2)	Caliun 2024-SUN A, 6.213%, (TSFR1M + 1.891%), 07/15/2041	4,007,149	0.2
88,454,997 (1)(3)	Cantor Commercial Real Estate Lending 2019-CF1 XA, 1.112%, 05/15/2052	2,802,475	0.1
32,738,291 (1)(3)	Cantor Commercial Real Estate Lending 2019-CF2 XA, 1.172%, 11/15/2052	1,253,998	0.1
1,250,000 (1)	CCUBS Commercial Mortgage Trust 2017-C1 B, 4.159%, 11/15/2050	1,184,949	0.1
6,454,805 (1)(3)	CD Mortgage Trust 2016-CD1 XA, 1.334%, 08/10/2049	55,074	0.0
14,660,000 (1)(2)(3)	CD Mortgage Trust 2016-CD1 XB, 0.667%, 08/10/2049	94,816	0.0
989,184	Citigroup Commercial Mortgage Trust 2015- GC31 A4, 3.762%, 06/10/2048	983,515	0.0
37,512,643 (1)(3)	Citigroup Commercial Mortgage Trust 2019- GC41 XA, 1.032%, 08/10/2056	1,203,276	0.1
1,661,000 (1)	COMM Mortgage Trust 2015-CR23 C, 4.492%, 05/10/2048	1,585,458	0.1
2,000,000	COMM Mortgage Trust 2015-CR25 A4, 3.759%, 08/10/2048	1,989,992	0.1
1,000,000 (1)	COMM Mortgage Trust 2015-CR27 B, 4.333%, 10/10/2048	971,445	0.0
9,242,259 (1)(3)	COMM Mortgage Trust 2016-COR1 XA, 1.298%, 10/10/2049	93,275	0.0
1,801,765	COMM Mortgage Trust 2016-CR28 A4, 3.762%, 02/10/2049	1,787,763	0.1
1,975,598 (1)(3)	COMM Mortgage Trust 2016-CR28 XA, 0.634%, 02/10/2049	8,984	0.0
1,500,000 (1)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,425,480	0.1
3,000,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	3,065,878	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	$3,079,260	0.1
4,143,276 (1)(2)(3)	Commercial Mortgage Pass Through Certificates 2012-LTRT XA, 0.789%, 10/05/2030	36,483	0.0
1,500,000 (1)(2)	CONE Trust 2024-DFW1 A, 5.961%, (TSFR1M + 1.642%), 08/15/2041	1,491,384	0.1
2,200,000 (1)	CSAIL Commercial Mortgage Trust 2020-C19 B, 3.476%, 03/15/2053	1,875,078	0.1
3,500,000 (1)(2)	DC Trust 2024-HLTN A, 5.727%, 04/13/2040	3,549,596	0.2
2,500,000 (1)(2)	DK Trust 2024-SPBX C, 6.269%, (TSFR1M + 1.950%), 03/15/2034	2,498,169	0.1
2,750,000 (1)(2)	DK Trust 2024-SPBX D, 7.069%, (TSFR1M + 2.750%), 03/15/2034	2,749,662	0.1
2,000,000 (1)(2)	DTP Commercial Mortgage Trust 2023-STE2 A, 5.454%, 01/15/2041	2,044,230	0.1
2,000,000 (2)	ELM Trust 2024- ELM C15, 5.777%, 06/10/2039	2,018,898	0.1
7,759,571 (1)(2)	EQUS Mortgage Trust 2021-EQAZ C, 5.934%, (TSFR1M + 1.614%), 10/15/2038	7,716,794	0.4
866,150 (1)(2)	Extended Stay America Trust 2021-ESH E, 7.283%, (TSFR1M + 2.964%), 07/15/2038	865,872	0.0
1,732,301 (1)(2)	Extended Stay America Trust 2021-ESH F, 8.133%, (TSFR1M + 3.814%), 07/15/2038	1,734,542	0.1
2,500,000 (1)(2)	Fashion Show Mall LLC 2024-SHOW A, 4.764%, 10/10/2041	2,504,324	0.1
2,500,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.919%, (TSFR1M + 2.600%), 12/15/2039	2,504,915	0.1
19,811,286 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.574%, 04/25/2030	1,267,976	0.1
2,422,312 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.979%, 08/25/2036	185,726	0.0

186

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000 (1)(2)	FS Rialto Issuer LLC 2024-FL9 A, 5.947%, (TSFR1M + 1.631%), 10/19/2039	$2,003,002	0.1
5,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.685%, (TSFR1M + 1.385%), 08/19/2042	4,999,869	0.2
3,700,000 (1)(2)	FS Trust 2024-HULA A, 6.130%, (TSFR1M + 1.811%), 08/15/2039	3,713,171	0.2
2,442,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK61, 0.000%, 11/27/2049	2,110,367	0.1
4,690,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 1.973%, 11/27/2050	4,092,177	0.2
2,676,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	2,054,041	0.1
1,850,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,825,606	0.1
1,849,000 (2)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,818,518	0.1
2,238,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 0.994%, 09/27/2051	2,183,795	0.1
1,900,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	1,359,921	0.1
1,011,131 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	1,005,067	0.1
2,237,000 (2)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	2,152,879	0.1
2,500,000 (1)(2)	Great Wolf Trust 2024- WOLF D, 7.209%, (TSFR1M + 2.890%), 03/15/2039	2,506,082	0.1
10,000,000 (1)(2)	GS Mortgage Securities Corp. Trust 2021- ARDN B, 6.084%, (TSFR1M + 1.764%), 11/15/2036	9,981,349	0.5
1,000,000 (1)	GS Mortgage Securities Trust 2015-GC30 AS, 3.777%, 05/10/2050	979,654	0.0
1,200,000 (1)	GS Mortgage Securities Trust 2016-GS3 C, 3.979%, 10/10/2049	1,107,372	0.1
500,000 (1)	GS Mortgage Securities Trust 2018-GS9 B, 4.321%, 03/10/2051	459,073	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
13,087,863 (1)(3)	GS Mortgage Securities Trust 2019-GC38 XA, 1.007%, 02/10/2052	$422,896	0.0
32,465,783 (1)(3)	GS Mortgage Securities Trust 2019-GC40 XA, 1.118%, 07/10/2052	1,217,920	0.1
660,000	GS Mortgage Securities Trust 2019-GSA1 B, 3.511%, 11/10/2052	603,684	0.0
80,585,936 (1)(3)	GS Mortgage Securities Trust 2019-GSA1 XA, 0.801%, 11/10/2052	2,348,262	0.1
5,000,000 (1)(2)	GSMS Trustair 2024- FAIR A, 5.484%, 07/15/2029	5,121,248	0.2
1,000,000 (1)(2)	HLTN Commercial Mortgage Trust 2024- DPLO A, 5.961%, (TSFR1M + 1.642%), 06/15/2041	1,001,533	0.1
5,300,000 (1)(2)	HTL Commercial Mortgage Trust 2024-T53 A, 5.876%, 05/10/2039	5,340,562	0.3
4,000,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY D, 7.150%, (TSFR1M + 2.850%), 03/15/2042	3,977,129	0.2
5,000,000 (1)(2)	IRV Trust 2025-200P B, 5.440%, 03/14/2047	4,922,798	0.2
4,050,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019- MFP E, 6.527%, (TSFR1M + 2.207%), 07/15/2036	3,892,365	0.2
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016- JP3 AS, 3.144%, 08/15/2049	698,828	0.0
547,585 (1)	JPMBB Commercial Mortgage Securities Trust 2014-C21 C, 4.535%, 08/15/2047	540,961	0.0
1,914,141 (1)(3)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.026%, 10/15/2048	128	0.0
1,000,000 (1)	JPMBB Commercial Mortgage Securities Trust 2015-C29 AS, 3.917%, 05/15/2048	997,225	0.1
2,000,000 (1)(2)	KIND Commercial Mortgage Trust 2024-1 A, 6.209%, (TSFR1M + 1.890%), 08/15/2041	1,998,748	0.1
991,720 (1)(2)	KIND Trust 2021-KIND A, 5.390%, (TSFR1M + 1.064%), 08/15/2038	978,811	0.0

187

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,000,000 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 B, 6.361%, (TSFR1M + 2.042%), 12/15/2039	$5,018,080	0.2
2,000,000 (1)(2)	LBA Trust 2024-BOLT A, 5.910%, (TSFR1M + 1.591%), 06/15/2039	1,998,092	0.1
3,500,000 (1)(2)	Life Mortgage Trust 2022-BMR2 A1, 5.614%, (TSFR1M + 1.295%), 05/15/2039	3,395,720	0.2
2,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 A, 5.704%, (TSFR1M + 1.385%), 08/17/2042	2,005,146	0.1
9,267,966 (1)(2)(3)	LSTAR Commercial Mortgage Trust 2017-5 X, 0.842%, 03/10/2050	85,051	0.0
1,224,652 (1)(2)	MCR Mortgage Trust 2024-HTL D, 8.225%, (TSFR1M + 3.905%), 02/15/2037	1,233,728	0.1
1,000,000 (1)(2)	MED Commercial Mortgage Trust 2024-MOB A, 5.911%, (TSFR1M + 1.592%), 05/15/2041	989,242	0.1
4,000,000 (1)(2)	MF1 LLC 2024-FL14 A, 6.054%, (TSFR1M + 1.737%), 03/19/2039	4,021,000	0.2
3,000,000 (1)(2)	MF1 LLC 2025-FL17 A, 5.632%, (TSFR1M + 1.320%), 02/18/2040	3,003,672	0.1
2,917,165 (1)(2)	MHP 2022-MHIL E, 6.930%, (TSFR1M + 2.611%), 01/15/2039	2,895,311	0.1
2,000,000 (1)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27 C, 4.492%, 12/15/2047	1,921,989	0.1
14,305,707 (1)(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34 XA, 0.766%, 11/15/2052	204,589	0.0
30,376,020 (1)(3)	Morgan Stanley Capital I 2017-HR2 XA, 0.848%, 12/15/2050	572,754	0.0
25,660,000 (1)(2)(3)	Morgan Stanley Capital I Trust 2018-L1 XD, 1.780%, 10/15/2051	1,401,988	0.1
21,440,494 (1)(3)	Morgan Stanley Capital I Trust 2021-L6 XA, 1.173%, 06/15/2054	936,305	0.0
1,650,000 (1)(2)	MTN Commercial Mortgage Trust 2022- LPFL A, 5.717%, (TSFR1M + 1.397%), 03/15/2039	1,645,021	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (1)(2)	NXPT Commercial Mortgage Trust 2024-STOR B, 4.648%, 11/05/2041	$2,893,307	0.1
3,000,000 (1)(2)	NYC Commercial Mortgage Trust 2025- 3BP A, 5.532%, (TSFR1M + 1.213%), 02/15/2042	2,965,169	0.1
3,000,000 (1)(2)	NYC Commercial Mortgage Trust 2025- 3BP C, 6.211%, (TSFR1M + 1.892%), 02/15/2042	2,978,380	0.1
5,000,000 (1)(2)	ORL Trust 2024-GLKS C, 6.611%, (TSFR1M + 2.291%), 12/15/2039	5,008,476	0.2
1,951,241 (1)(2)	PFP Ltd. 2024-11 A, 6.154%, (TSFR1M + 1.832%), 09/17/2039	1,961,484	0.1
13,000,000 (2)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	11,457,666	0.5
5,950,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.358%, 11/08/2049	5,510,007	0.3
8,030,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.211%, 03/01/2050	7,414,768	0.4
2,750,000 (2)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	2,371,307	0.1
3,400,000 (1)(2)	SHER Trust 2024-DAL A, 5.960%, (TSFR1M + 1.641%), 04/15/2037	3,397,757	0.2
2,500,000 (1)(2)	SHR Trust 2024-LXRY A, 6.269%, (TSFR1M + 1.950%), 10/15/2041	2,504,837	0.1
3,000,000 (1)(2)	SMRT 2022-MINI E, 7.020%, (TSFR1M + 2.700%), 01/15/2039	2,896,821	0.1
2,500,000 (1)(2)	SWCH Commercial Mortgage Trust 2025- DATA B, 6.162%, (TSFR1M + 1.842%), 03/15/2042	2,477,755	0.1
2,500,000 (1)(2)	SWCH Commercial Mortgage Trust 2025- DATA C, 6.411%, (TSFR1M + 2.092%), 03/15/2042	2,474,836	0.1
4,454,348 (2)	THPT Mortgage Trust 2023-THL A, 6.994%, 12/10/2034	4,544,446	0.2
769,045 (1)(2)	TTAN 2021-MHC D, 6.184%, (TSFR1M + 1.864%), 03/15/2038	767,463	0.0

188

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
21,426,113 (1)(3)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.519%, 04/15/2052	$933,506	0.0
1,000,000 (1)	Wells Fargo Commercial Mortgage Trust 2017-C41 B, 4.188%, 11/15/2050	943,521	0.0
2,588,000	Wells Fargo Commercial Mortgage Trust 2019-C49 B, 4.546%, 03/15/2052	2,473,040	0.1
2,500,000 (2)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 2.500%, 04/15/2054	1,606,510	0.1
18,855,070 (1)(3)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.499%, 04/15/2054	1,176,469	0.1
2,500,000 (2)	Wells Fargo Commercial Mortgage Trust 2025-VTT C, 6.029%, 03/15/2038	2,498,002	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $377,239,076)	377,337,739	17.9
ASSET-BACKED SECURITIES: 12.7%
	Home Equity Asset-Backed Securities: 0.4%
1,792,393 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,444,495	0.1
2,743,235 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	2,098,314	0.1
277,879 (1)	GSAA Home Equity Trust 2006-3 A3, 5.035%, (TSFR1M + 0.714%), 03/25/2036	134,976	0.0
1,785,379 (1)	GSAA Home Equity Trust 2006-4 4A3, 4.261%, 03/25/2036	1,070,296	0.1
790,045 (1)	GSAA Home Equity Trust 2007-1 1A1, 4.595%, (TSFR1M + 0.274%), 02/25/2037	227,197	0.0
776,919 (1)	GSAA Trust 2006-7 AF2, 5.995%, 03/25/2046	284,538	0.0
681,429 (1)	Morgan Stanley Mortgage Loan Trust 2007-10XS A2, 6.250%, 02/25/2037	380,063	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities: (continued)
310,066 (1)	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2007-1 2A4A, 4.895%, (TSFR1M + 0.574%), 02/25/2037	$279,798	0.0
2,652,828 (1)	Renaissance Home Equity Loan Trust 2004-4 MF2, 5.818%, 02/25/2035	2,336,311	0.1
972,372 (2)	Unlock HEA Trust 2024-2 A, 6.500%, 10/25/2039	953,501	0.0
		9,209,489	0.4
	Other Asset-Backed Securities: 11.4%
2,950,000 (1)(2)	AB BSL CLO 3 Ltd. 2021-3A D1R, 6.968%, (TSFR3M + 2.650%), 04/20/2038	2,884,392	0.1
1,194,494 (2)	ACHV ABS TRUST 2024-1PL A, 5.900%, 04/25/2031	1,204,858	0.1
4,000,000 (1)(2)	Aimco CLO 15 Ltd. 2021-15A ER, (TSFR3M + 4.600%), 04/17/2038	4,011,388	0.2
1,500,000 (1)(2)	AMMC CLO 25 Ltd. 2022-25A CR, 6.302%, (TSFR3M + 2.000%), 04/15/2035	1,494,375	0.1
2,700,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.605%, (TSFR3M + 2.312%), 10/20/2030	2,708,959	0.1
2,900,000 (1)(2)	Apidos CLO XXXIII 2020-33A CR, 6.458%, (TSFR3M + 2.162%), 10/24/2034	2,904,417	0.1
742,500 (2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	729,034	0.0
195,741 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	188,307	0.0
2,217,353 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.784%, (TSFR1M + 1.464%), 11/15/2036	2,217,917	0.1
500,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 7.334%, (TSFR1M + 3.014%), 11/15/2036	498,247	0.0
3,600,000 (1)(2)	Bain Capital CLO Ltd. 2024-1A C, 6.708%, (TSFR3M + 2.400%), 04/16/2037	3,615,444	0.2

189

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,700,000 (1)(2)	Bain Capital Credit CLO 2019-2A ER3, 10.195%, (TSFR3M + 5.900%), 10/17/2032	$1,677,509	0.1
2,100,000 (1)(2)	Bain Capital Credit Clo Ltd. 2019-4A ERR, 11.295%, (TSFR3M + 7.000%), 04/23/2035	2,070,522	0.1
1,030,000 (1)(2)	Bain Capital Credit CLO Ltd. 2017-2A CR3, 6.500%, (TSFR3M + 2.200%), 07/25/2037	1,031,480	0.1
7,000,000 (1)(2)	Benefit Street Partners CLO V-B Ltd. 2018-5BA CR, 6.443%, (TSFR3M + 2.150%), 07/20/2037	7,024,584	0.3
3,050,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A D2, 8.093%, (TSFR3M + 3.750%), 04/22/2038	3,057,177	0.2
2,250,000 (1)(2)	Birch Grove CLO 12 Ltd. 2025-12A E, 9.293%, (TSFR3M + 4.950%), 04/22/2038	2,251,818	0.1
1,600,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.835%, (TSFR3M + 2.000%), 10/22/2037	1,583,184	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2013-2A CR, 6.502%, (TSFR3M + 2.212%), 10/22/2030	1,001,449	0.1
1,000,000 (1)(2)	BlueMountain CLO Ltd. 2015-4A CR, 6.455%, (TSFR3M + 2.162%), 04/20/2030	1,002,474	0.1
2,000,000 (1)(2)	BlueMountain CLO XXIX Ltd. 2020-29A CR, 6.662%, (TSFR3M + 2.362%), 07/25/2034	1,996,582	0.1
1,250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 6.564%, (TSFR3M + 2.262%), 04/15/2034	1,243,394	0.1
800,000 (2)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	805,161	0.0
750,000 (1)(2)	Buttermilk Park CLO Ltd. 2018-1A CR, 6.252%, (TSFR3M + 1.950%), 10/15/2031	750,907	0.0
1,000,000 (1)(2)	Carlyle C17 CLO Ltd. C17A BR, 6.399%, (TSFR3M + 2.112%), 04/30/2031	1,001,130	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
4,500,000 (1)(2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A CR2, 6.364%, (TSFR3M + 2.062%), 04/17/2031	$4,507,083	0.2
4,100,000 (1)(2)	Carlyle US CLO Ltd. 2019-3A BRR, 6.893%, (TSFR3M + 2.600%), 04/20/2037	4,114,662	0.2
4,600,000 (1)(2)	CARLYLE US CLO Ltd. 2017-3A CR2, 6.293%, (TSFR3M + 2.000%), 10/21/2037	4,602,374	0.2
3,300,000 (1)(2)	CBAM Ltd. 2017-1A CR2, 6.480%, (TSFR3M + 2.100%), 01/20/2038	3,313,213	0.2
4,300,000 (1)(2)	Cedar Funding VIII Clo Ltd. 2017-8A CRR, 6.172%, (TSFR3M + 1.850%), 01/17/2038	4,283,669	0.2
5,500,000 (1)(2)	CIFC Funding Ltd. 2019-2A CR, 6.664%, (TSFR3M + 2.362%), 04/17/2034	5,508,635	0.3
2,600,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 6.493%, (TSFR3M + 2.200%), 07/21/2037	2,606,243	0.1
5,000,000 (1)(2)	Crown City CLO V 2023-5A BR, 6.893%, (TSFR3M + 2.600%), 04/20/2037	5,013,540	0.2
577,763 (1)	CWABS Asset-Backed Certificates Trust 2005-AB2 M1, 5.140%, (TSFR1M + 0.819%), 09/25/2035	564,689	0.0
3,000,000 (1)(2)	Dewolf Park CLO Ltd. 2017-1A DR, 7.414%, (TSFR3M + 3.112%), 10/15/2030	3,003,741	0.1
2,750,000 (1)(2)	Dryden 30 Senior Loan Fund 2013-30A DR, 7.185%, (TSFR3M + 2.862%), 11/15/2028	2,755,651	0.1
1,750,000 (1)(2)	Dryden 55 CLO Ltd. 2018-55A C, 6.464%, (TSFR3M + 2.162%), 04/15/2031	1,753,087	0.1
5,000,000 (1)(2)	Dryden 75 CLO Ltd. 2019-75A CR2, 6.364%, (TSFR3M + 2.062%), 04/15/2034	4,978,440	0.2
3,201,543 (1)(2)	FS Rialto 2021-FL3 A, 5.684%, (TSFR1M + 1.364%), 11/16/2036	3,201,156	0.2
5,650,000 (1)(2)	Invesco US CLO Ltd. 2023-1A CR, 6.690%, (TSFR3M + 2.400%), 04/22/2037	5,663,357	0.3

190

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
820,127 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	$740,123	0.0
1,350,000 (1)(2)	LCM XVIII L.P. 18A CR, 6.405%, (TSFR3M + 2.112%), 04/20/2031	1,351,039	0.1
2,800,000 (1)(2)	LCM XXIV Ltd. 24A CR, 6.455%, (TSFR3M + 2.162%), 03/20/2030	2,806,843	0.1
729,074 (2)	LCSS Financing LLC 2018-A A, 4.700%, 12/15/2062	639,309	0.0
3,150,000 (1)(2)	Magnetite Xlv Ltd. 2025-45A E, 8.785%, (TSFR3M + 4.500%), 04/15/2038	3,158,984	0.2
4,000,000 (1)(2)	Magnetite XLVII Ltd. 2024-47A C, 6.322%, (TSFR3M + 1.850%), 01/25/2038	4,004,820	0.2
3,000,000 (1)(2)	MF1 LLC 2023-FL12 A, 6.383%, (TSFR1M + 2.066%), 10/19/2038	3,013,700	0.1
7,000,000 (1)(2)	MF1 Ltd. 2021-FL6 D, 6.981%, (TSFR1M + 2.664%), 07/16/2036	6,985,379	0.3
3,000,000 (1)(2)	MF1 Ltd. 2021-FL7 AS, 5.881%, (TSFR1M + 1.564%), 10/16/2036	2,965,798	0.1
1,248,835 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	1,124,499	0.1
379,928 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	349,629	0.0
1,730,349 (2)	Mosaic Solar Loan Trust 2018-2GS A, 4.200%, 02/22/2044	1,593,967	0.1
487,136 (2)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	431,763	0.0
845,966 (2)	Mosaic Solar Loan Trust 2019-1A A, 4.370%, 12/21/2043	789,638	0.0
401,342 (2)	Mosaic Solar Loan Trust 2019-2A A, 2.880%, 09/20/2040	356,975	0.0
1,208,319 (2)	Mosaic Solar Loan Trust 2021-2A B, 2.090%, 04/22/2047	888,401	0.0
5,775,387 (2)	Mosaic Solar Loan Trust 2024-2A A, 5.600%, 04/22/2052	5,669,622	0.3
923,252 (2)	Mosaic Solar Loan Trust 2025-1A A, 6.120%, 08/22/2050	933,115	0.0
652,784 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	603,036	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,600,000 (1)(2)	Neuberger Berman CLO XX Ltd. 2015-20A D2R3, 8.018%, (TSFR3M + 3.700%), 04/15/2039	$3,545,968	0.2
2,625,000 (1)(2)	Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A CR2, 6.390%, (TSFR3M + 2.100%), 10/19/2038	2,633,479	0.1
2,300,000 (1)(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR2, 6.337%, (TSFR3M + 2.000%), 04/16/2039	2,305,750	0.1
4,750,000 (1)(2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A CR, 5.998%, (TSFR3M + 1.700%), 10/16/2035	4,719,605	0.2
2,150,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.793%, (TSFR3M + 2.500%), 04/20/2037	2,146,981	0.1
3,500,000 (1)(2)	OCP CLO Ltd. 2020-8RA CR, 6.203%, (TSFR3M + 1.900%), 10/17/2036	3,473,316	0.2
3,000,000 (1)(2)	Octagon 75 Ltd. 2025-1A D1, 6.922%, (TSFR3M + 2.600%), 01/22/2038	2,950,593	0.1
7,000,000 (1)(2)	Octagon Investment Partners 32 Ltd. 1A CR3, 6.661%, (TSFR3M + 2.050%), 10/31/2037 2017-1A CR3, 6.661%, (TSFR3M + 2.050%), 10/31/2037	7,020,923	0.3
8,125,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 6.750%, (TSFR3M + 2.450%), 10/25/2032	8,146,661	0.4
4,500,000 (1)(2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 6.664%, (TSFR3M + 2.362%), 07/15/2029	4,511,326	0.2
1,500,000 (1)(2)	OHA Credit Funding 9 Ltd. 2021-9A CR, 6.243%, (TSFR3M + 1.950%), 10/19/2037	1,502,323	0.1
949,920 (2)	Pagaya AI Debt Grantor Trust 2024-10 B, 5.750%, 06/15/2032	955,654	0.1
3,150,000 (1)(2)	Palmer Square Loan Funding Ltd. 2025-1A D, 8.420%, (TSFR3M + 4.100%), 02/15/2033	3,157,453	0.2

191

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,000,000 (1)(2)	Peebles Park CLO Ltd. 2024-1A C, 6.693%, (TSFR3M + 2.400%), 04/21/2037	$3,009,684	0.1
6,060 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.398%, 01/25/2036	6,029	0.0
2,352,000 (2)	Primrose Funding LLC 2019-1A A2, 4.475%, 07/30/2049	2,320,458	0.1
1,600,000 (1)(2)	Rad CLO 10 Ltd. 2021-10A C, 6.302%, (TSFR3M + 2.012%), 04/23/2034	1,604,686	0.1
1,100,000 (1)(2)	Recette Clo Ltd. 2015-1A CRR, 6.305%, (TSFR3M + 2.012%), 04/20/2034	1,092,243	0.1
2,050,000 (1)(2)	Rockland Park CLO Ltd. 2021-1A C, 6.455%, (TSFR3M + 2.162%), 04/20/2034	2,052,200	0.1
2,227,500 (2)	Servpro Master Issuer LLC 2024-1A A2, 6.174%, 01/25/2054	2,281,511	0.1
3,270,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 6.714%, (TSFR3M + 2.412%), 01/15/2032	3,279,656	0.2
1,860,625 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,812,895	0.1
1,000,000 (1)(2)	Sound Point CLO VII-R Ltd. 2014-3RA C, 6.802%, (TSFR3M + 2.512%), 10/23/2031	1,001,012	0.1
750,000 (1)(2)	Stewart Park CLO Ltd. 2015-1A DR, 7.164%, (TSFR3M + 2.862%), 01/15/2030	751,372	0.0
4,139,625 (2)	Subway Funding LLC 2024-3A A2II, 5.566%, 07/30/2054	4,116,428	0.2
774,922 (2)	Sunnova Helios II Issuer LLC 2018-1A A, 4.870%, 07/20/2048	735,828	0.0
2,839,552 (2)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	2,169,901	0.1
1,627,254 (2)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,561,063	0.1
3,214,125 (2)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	3,008,006	0.1
5,337,449 (2)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	5,033,915	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,000,000 (1)(2)	TCI-Flatiron Clo Ltd. 2017-1A C, 6.435%, (TSFR3M + 2.112%), 11/18/2030	$1,001,567	0.1
2,250,000 (1)(2)	TCI-Flatiron Clo Ltd. 2018-1A CR, 6.305%, (TSFR3M + 2.012%), 01/29/2032	2,253,132	0.1
6,800,000 (2)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	6,937,911	0.3
1,500,000 (1)(2)	Upland CLO Ltd. 2016-1A BR, 6.405%, (TSFR3M + 2.112%), 04/20/2031	1,504,719	0.1
2,000,000 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.505%, (TSFR3M + 2.212%), 07/18/2031	2,002,922	0.1
		239,838,059	11.4
	Student Loan Asset-Backed Securities: 0.9%
63,570 (2)	Commonbond Student Loan Trust-GS 2018-CGS C, 4.350%, 02/25/2046	55,654	0.0
434,092 (1)(2)	ELFI Graduate Loan Program LLC 2019-A B, 2.940%, 03/25/2044	358,240	0.0
642,425 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	635,491	0.0
2,257,787 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	2,170,795	0.1
4,000,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	3,591,570	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	981,225	0.1
2,000,000 (2)	Sofi Professional Loan Program LLC 2019-B BFX, 3.730%, 08/17/2048	1,840,915	0.1
3,000,000 (2)	Sofi Professional Loan Program LLC 2019-C BFX, 3.050%, 11/16/2048	2,623,490	0.1
1,000,000 (2)	SoFi Professional Loan Program LLC 2017-E C, 4.160%, 11/26/2040	960,332	0.0
1,000,000 (2)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	962,504	0.1

192

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
4,400,000 (2)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	$3,656,999	0.2
		17,837,215	0.9
	Total Asset-Backed Securities
	(Cost $271,659,994)	266,884,763	12.7
BANK LOANS: 6.8%
	Auto Components: 0.1%
283,503	American Axle & Manufacturing Inc., New Tranche B Term Loan, 7.322%, (TSFR1M+3.000%), 12/12/2029	281,022	0.0
506,436	Holley Purchaser, Inc., Initial Term Loan, 8.189%, (TSFR1M+3.750%), 11/17/2028	486,432	0.1
397,925	RC Buyer Inc., First Lien Initial Term Loan, 7.939%, (TSFR1M+3.610%), 07/28/2028	389,220	0.0
293,720	RealTruck Goup Inc. (fka Truck Hero), Initial Term Loan, 7.939%, (TSFR1M+3.610%), 01/31/2028	280,380	0.0
		1,437,054	0.1
	Basic Materials: 0.2%
254,363	A-Ap Buyer, Inc., Initial Term Loan, 2.750%, (TSFR1M+2.750%), 09/09/2031	254,680	0.0
585,000	Covia Holdings Corporation, Initial Term Loans, 7.568%, (TSFR3M+3.250%), 02/12/2032	584,269	0.1
220,000 (7)	Fortis Inc., Ineos Composites, 02/06/2032	218,625	0.0
452,402	Ineos Finance PLC, 2030 Dollar Term Loans, 7.575%, (TSFR1M+3.250%), 02/18/2030	435,719	0.0
491,250	Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 8.175%, (TSFR1M+3.750%), 03/14/2030	465,459	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Basic Materials: (continued)
300,000	Paint Intermediate III LLC, Paint Intermediate/ Wesco Group Cov-Lite Tlb, 7.302%, (TSFR3M+3.000%), 10/09/2031	$300,000	0.0
420,551	Sparta US HoldCo LLC, Initial Term Loan, 7.323%, (TSFR1M+3.000%), 08/02/2030	417,792	0.0
23,819 (7)(8)	USALCO LLC, Delayed Draw Term Commitment, 09/30/2031	23,848	0.0
230,603	USALCO LLC, Initial Term Loans, 8.299%, (TSFR3M+4.000%), 09/30/2031	230,892	0.0
562,730	WR Grace Holdings LLC, Initial Term Loan, 7.549%, (TSFR3M+3.250%), 09/22/2028	559,916	0.1
		3,491,200	0.2
	Building & Development: 0.0%
467,144	Cornerstone Building Brands Inc., New Term Loan B, 7.669%, (TSFR1M+3.250%), 04/12/2028	393,686	0.0
223,109	LBM Acquisition LLC, First Lien Initial Term Loan, 8.174%, (TSFR1M+3.750%), 12/17/2027	218,891	0.0
384,655	LHS Borrower, LLC, Initial Term Loan, 9.175%, (TSFR1M+4.850%), 02/16/2029	327,919	0.0
148,192	Standard Industries Inc., Tranche B, 7.692%, (TSFR1M+2.250%), 09/22/2028	148,271	0.0
		1,088,767	0.0
	Business Equipment & Services: 0.0%
615,571	Ensono LP, First Lien Initial Term Loan, 8.438%, (TSFR1M+4.110%), 05/26/2028	606,722	0.0
501,913	Open Text Corporation, 2024-A Replacement Term Loan, 6.075%, (TSFR1M+1.750%), 01/30/2030	501,285	0.0

193

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Business Equipment & Services: (continued)
1,000	West Technology Group, LLC, Term B-3 Loan, 8.541%, (TSFR3M+4.250%), 04/10/2027	$775	0.0
		1,108,782	0.0

	Chemicals & Plastics: 0.0%
246,869	Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 8.811%, (TSFR3M+4.500%), 08/18/2028	244,400	0.0
470,663	Herens Holdco Sarl, Facility B USD Loans, 8.354%, (TSFR3M+4.000%), 07/03/2028	433,990	0.0
411,641	Ineos US Finance LLC, 2028 Dollar Term Loan, 6.925%, (TSFR1M+2.600%), 11/08/2028	401,350	0.0
		1,079,740	0.0

	Commodities: 0.0%
153,228	Foundation Building Materials Inc., Initial Term Loan (First Lien), 7.802%, (TSFR3M+3.500%), 01/31/2028	145,758	0.0

	Communications: 0.4%
154,459	Acuris Finance US Inc., 2024 Dollar Term Loan, 8.049%, (TSFR3M+3.750%), 02/16/2028	154,402	0.0
350,000	AP Core Holdings II LLC, Term B-2 Loans, 9.939%, (TSFR1M+5.610%), 09/01/2027	317,450	0.0
603,474	Arches Buyer Inc., Refinancing Term Loan, 7.675%, (TSFR1M+3.350%), 12/06/2027	591,593	0.1
486,801	Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 7.319%, (TSFR1M+3.000%), 11/30/2027	486,801	0.0
528,476	Cengage Learning Inc., 2024 Refinancing Term Loans, 7.829%, (TSFR3M+3.500%), 03/22/2031	524,695	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Communications: (continued)
582,646	Charter Communications Operating LLC, Term Loan B5, 6.560%, (TSFR3M+2.250%), 12/15/2031	$581,299	0.1
495,000	CNT Holdings I Corp, 2025 Replacement Term Loans, 6.802%, (TSFR3M+2.500%), 11/08/2032	492,463	0.0
135,077	Connect US FInc.o LLC, Amendment No. 4 Term Loan, 8.825%, (TSFR1M+4.500%), 09/27/2029	119,138	0.0
292,788	Crown Subsea Communications Holding Inc., 2024 Term Loan, 8.323%, (TSFR1M+4.000%), 04/27/2028	293,519	0.0
532,648	Dotdash Meredith, Inc., Term B-1 Loan, 7.823%, (TSFR1M+3.500%), 12/01/2028	536,643	0.1
346,413	Gogo Intermediate Holdings LLC, Initial Term Loan, 8.189%, (TSFR1M+3.750%), 04/30/2028	324,221	0.0
274,313	GoodRX Inc., 2024 Term Loan, 8.075%, (TSFR1M+3.750%), 07/10/2029	274,055	0.0
387,970	Ion Trading Finance Limited, 2024-B Dollar Term Loan, 7.829%, (TSFR3M+3.500%), 04/01/2028	385,181	0.0
150,000 (7)	Level 3, 2025 Refi Term Loan B, 03/21/2032	148,563	0.0
715	Lumen Technologies, Inc.., Term B-1 Loan, 6.788%, (TSFR1M+2.460%), 04/15/2029	688	0.0
715	Lumen Technologies, Inc.., Term B-2 Loan, 6.788%, (TSFR1M+2.460%), 04/15/2030	689	0.0
263,677	Magnite Inc., Amendment 2 Initial Term Loan, 7.316%, (TSFR1M+3.000%), 02/06/2031	263,512	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Communications: (continued)
525,374	McGraw-Hill Education Inc., Term Loan B, 7.575%, (TSFR1M+3.250%), 08/06/2031	$525,045	0.0
502,127	MH Sub I LLC, 2023 May New Term Loans, 8.574%, (TSFR1M+4.250%), 05/03/2028	479,845	0.0
631,984	Proofpoint Inc., 2024 Refinancing Term Loan, 7.325%, (TSFR1M+3.000%), 08/31/2028	630,651	0.1
147,727	SInc.lair Television Group Inc., Term B-7 Loans, 8.527%, (TSFR1M+4.110%), 12/31/2030	124,460	0.0
250,000 (7)	Terrier Media Buyer Inc., Term Facility, 06/18/2029	235,833	0.0
190,000 (7)	TripAdvisor Inc., Incremental Tl, 07/08/2031	187,388	0.0
149,250	TripAdvisor Inc., Initial Term B Loan, 7.049%, (TSFR3M+2.750%), 07/08/2031	147,198	0.0
218,350	Univision Communications Inc., 2024 Replacement First-Lien Term Loan, 7.939%, (TSFR1M+3.610%), 01/31/2029	212,482	0.0
		8,037,814	0.4

	Consumer, Cyclical: 1.1%
493,750	84 Lumber Company, 2023 Term B-1 Loan, 6.575%, (TSFR1M+2.250%), 11/29/2030	494,573	0.0
653,634	ABG Intermediate Holdings 2 LLC, 2024-1 Refinancing Term Loan, 6.575%, (TSFR1M+2.250%), 12/21/2028	647,752	0.1
220,000 (8)	ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan, 6.575%, (TSFR1M+2.250%), 02/13/2032	217,731	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
452,728	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2025 Refinancing Term B, 7.323%, (TSFR1M+3.000%), 07/31/2028	$448,943	0.0
663,941	Alterra Mountain Company, Series B-6 Term Loan, 7.075%, (TSFR1M+2.750%), 08/17/2028	666,845	0.1
66,912	American Airlines Inc., Repriced Term Loan, 6.543%, (TSFR3M+2.250%), 04/20/2028	66,131	0.0
456,898	American Greetings Corporation, Tranche C Term Loan, 10.075%, (TSFR1M+5.750%), 10/30/2029	458,754	0.0
291,313	Aramark Services Inc., Us Term B-8 Loan, 6.325%, (TSFR1M+2.000%), 06/22/2030	292,041	0.0
598,711	Autokiniton US Holdings Inc., 2024 Replacement Term B Loan, 8.442%, (TSFR1M+4.110%), 04/06/2028	588,857	0.0
490,050	Caesars Entertainment, Inc.., Incremental Term B-1 Loan, 6.563%, (TSFR3M+2.250%), 02/06/2031	487,906	0.0
299,431	Cinemark USA Inc., Term Loan B, 7.049%, (TSFR3M+2.750%), 05/24/2030	300,600	0.0
296,990	City Football Group Limited, Tl, 7.939%, (TSFR1M+3.610%), 07/21/2030	293,897	0.0
824,860	Clarios Global LP, 2024 Term Loan B, 6.825%, (TSFR1M+2.500%), 05/06/2030	814,549	0.1
110,000	Clarios Global LP, Amendment No 6 Dollar Term Loan, 7.075%, (TSFR1M+2.750%), 01/28/2032	108,762	0.0
434,290	Core & Main LP, Tranche D Term Loan, 6.270%, (TSFR1M+6.855%), 07/27/2028	434,290	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
643,513	Crown Finance US Inc., Initial Term Loans, 9.573%, (TSFR1M+5.250%), 12/02/2031	$641,099	0.1
515,493	Dealer Tire LLC, Term Loan B5, 7.325%, (TSFR1M+3.000%), 07/02/2031	517,426	0.0
150,000	DK Crown Holdings Inc., Term B Loans, 6.075%, (TSFR1M+1.750%), 02/25/2032	149,313	0.0
235,000	EOC Borrower LLC, Term B Loans, 7.319%, (TSFR3M+3.000%), 01/27/2032	234,168	0.0
482,773	Everi Holdings Inc., Term B Loan, 6.939%, (TSFR1M+2.500%), 08/03/2028	483,487	0.0
596,819	Flutter Entertainment Public Limited Company, 2024 Term Loan B, 6.049%, (TSFR3M+1.750%), 11/30/2030	595,700	0.1
134,000	Flynn Restaurant Group LP, Series 2025 Term Loans, 8.075%, (TSFR1M+3.750%), 01/28/2032	131,152	0.0
73,333 (7)	Formula One Management Limited, Incremental Term Facility, 09/30/2031	73,345	0.0
146,295	Formula One Management Limited, Term Loan B1, 6.299%, (TSFR3M+2.000%), 09/30/2031	146,318	0.0
577,100	Gates Corporation, Inital B-5 Dollar Term Loan, 6.075%, (TSFR1M+1.750%), 06/04/2031	572,050	0.0
557,214	Golden State Foods LLC, Initial Term Loans, 8.564%, (TSFR1M+4.250%), 12/04/2031	560,000	0.0
874,397	Great Outdoors Group LLC, Term B-3 Loan, 7.575%, (TSFR1M+3.250%), 01/16/2032	874,069	0.1

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
235,000	Hanesbrands Inc., Term Loan B, 7.075%, (TSFR1M+2.750%), 03/07/2032	$235,294	0.0
825,850	Harbor Freight Tools USA Inc., Initial Term Loan, 6.825%, (TSFR1M+2.500%), 06/11/2031	806,924	0.1
189,525	Highline AfterMarket Acquisition LLC, 2025-1 Term Loan, 7.825%, (TSFR1M+3.500%), 02/13/2030	190,117	0.0
309,225	Hunter Douglas Holding BV, Tranche B-1 Term Loan, 7.549%, (TSFR3M+3.250%), 01/17/2032	297,629	0.0
397,831	IRB Holding Corp, 2024 New Term Loan B Replacement, 6.825%, (TSFR1M+2.500%), 12/15/2027	395,687	0.0
215,000	J&J Ventures Gaming LLC, 2025 Term Loans, 7.825%, (TSFR1M+3.500%), 04/26/2030	212,380	0.0
345,000	Kodiak BP LLC, Initial Term Loan, 8.046%, (TSFR3M+3.750%), 11/26/2031	331,775	0.0
353,225	Lc Ahab Us Bidco LLC, Initial Term Loan, 7.325%, (TSFR1M+3.000%), 05/01/2031	355,874	0.0
394,013	Life Time Inc. (f/k/a Life Time Fitness Inc.), 2024 New Term Loan, 6.796%, (TSFR3M+2.500%), 11/05/2031	393,323	0.0
676,754	LS Group OPCO Acquisition LLC, Term Loan B, 6.813%, (TSFR3M+2.500%), 04/23/2031	673,370	0.1
533,668	Olympus Water US Holding Corporation, Term B-6 Dollar Loan, 7.337%, (TSFR3M+3.000%), 06/20/2031	525,854	0.0
334,163	Peer Holding III BV, Term Loan B5b, 6.799%, (TSFR3M+2.500%), 07/01/2031	334,232	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
345,558	Penn National Gaming Inc., Term B Facility, 6.825%, (TSFR1M+2.500%), 05/03/2029	$345,753	0.0
149,250	Raising Canes Restaurants LLC, Initial Term Loan, 6.325%, (TSFR1M+2.000%), 09/18/2031	148,947	0.0
79,400	RealTruck Goup Inc. (fka Truck Hero), Second Amendment Incremental Term Loan, 9.438%, (TSFR1M+5.250%), 01/31/2028	77,961	0.0
346,989	Restoration Hardware, Inc., 2022 Incremental Term Loan, 7.675%, (TSFR1M+3.350%), 10/20/2028	337,261	0.0
261,040	Samsonite International SA, 2024 Tranche B Term Loan, 6.325%, (TSFR1M+2.000%), 06/21/2030	261,693	0.0
407,538	Scientific Games Holdings LP, 2024 Refi Dollar Term Loan, 7.296%, (TSFR3M+3.000%), 04/04/2029	405,542	0.0
684,337	Scientific Games International, Inc., Term Loan B-2, 6.566%, (TSFR1M+2.250%), 04/14/2029	681,343	0.1
200,000 (7)	Showtime Acquisition LLC, Initial Term Loan, 08/13/2031	201,167	0.0
189,525	SRAM LLC, Initial Term Loan, 6.572%, (TSFR1M+2.250%), 02/20/2032	188,577	0.0
415,800	Station Casinos LLC, Term B Facility Loans, 6.325%, (TSFR1M+2.000%), 03/14/2031	414,208	0.0
150,000	Tecta America Corp, Closing Date Term Loan, 7.325%, (TSFR1M+3.000%), 02/18/2032	148,922	0.0
248,235	TGP Holdings III LLC, First Lien Closing Date Term Loan, 7.674%, (TSFR1M+3.350%), 06/29/2028	228,377	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: (continued)
51,667	Thor Industries Inc., Term B-3 USD, 6.575%, (TSFR1M+2.250%), 11/15/2030	$51,957	0.0
246,795	Tory Burch LLC, Initial Term B Loan, 7.689%, (TSFR1M+3.350%), 04/16/2028	246,024	0.0
149,625	UFC Holdings LLC, Term B-4 Loans, 6.580%, (TSFR3M+2.250%), 11/21/2031	149,326	0.0
411,248	United Air Lines, Inc., Term Loan B, 6.297%, (TSFR3M+2.000%), 02/22/2031	410,927	0.0
596,185	Weber Stephen Products LLC, Initial Term B Loan, 7.689%, (TSFR1M+3.350%), 10/30/2027	578,300	0.0
660,118	Whatabrands LLC, 2024-2 Refinancing Term B Loan, 6.824%, (TSFR1M+2.500%), 08/03/2028	658,055	0.1
624,387	White Cap Buyer LLC, Tranche C Term Loan, 7.575%, (TSFR1M+3.250%), 10/19/2029	606,670	0.1
246,452	Windsor Holdings III LLC, 2025 Refi Term Loan B, 7.069%, (TSFR1M+2.750%), 08/01/2030	244,501	0.0
		22,437,728	1.1

	Consumer, Non-cyclical: 1.1%
298,454	ADMI Corp, Amendment No 5 Term Loan, 8.189%, (TSFR1M+3.750%), 12/23/2027	296,588	0.0
411,361	ADMI Corp, Incremental Term Loan, 7.814%, (TSFR1M+3.500%), 12/23/2027	407,247	0.0
280,633	Albion Financing 3 SARL, 2025 Amended USD Term Loan, 7.293%, (TSFR3M+3.000%), 08/16/2029	283,088	0.0
198,000	American Airlines Inc., 2024 Replacement Term Loan, 6.507%, (TSFR6M+2.250%), 06/04/2029	195,484	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
486,331	Auris Luxembourg III SARL, Facility B6 Loan, 8.177%, (TSFR6M+3.750%), 02/28/2029	$484,811	0.0
699,801	Bausch & Lomb Corporation, Initial Term Loan, 7.672%, (TSFR1M+3.350%), 05/10/2027	697,989	0.1
628,316	Bausch Health Companies Inc., Second Amendment Term Loans, 9.675%, (TSFR1M+5.250%), 02/01/2027	617,320	0.1
425,212	Belfor Holdings Inc., Tranche B3, 7.325%, (TSFR1M+3.000%), 11/01/2030	429,464	0.0
481,300	Bella Holding Company LLC, Tl, 7.575%, (TSFR1M+3.250%), 05/10/2028	480,913	0.0
582,075	Belron Finance US LLC, 2031 Dollar Incremental Term Loans, 7.052%, (TSFR3M+2.750%), 10/16/2031	581,893	0.1
464,942	Camelot US Acquisition I Co, Term Loan B-1, 7.075%, (TSFR1M+2.750%), 01/31/2031	459,227	0.0
506,159	CHG Healthcare Services Inc., Amendment No. 5 Refinancing Term Loan, 7.313%, (TSFR3M+3.000%), 09/29/2028	505,888	0.0
445,378	Chobani LLC, Term Loan B First Lien, 6.825%, (TSFR1M+2.500%), 10/25/2027	446,101	0.0
306,908	Cimpress PLC, 2024-2 Refinancing Tranche B-1, 6.825%, (TSFR1M+2.500%), 05/17/2028	307,675	0.0
174,563	Concentra Health Services, Inc., Term Loan B-1, 6.325%, (TSFR1M+2.000%), 07/26/2031	175,435	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
796,970	Cotiviti Inc., Initial Floating Rate Term Loans, 7.073%, (TSFR1M+2.750%), 05/01/2031	$792,737	0.1
149,625	Creative Artists Agency, LLC, Term Loan B, 7.075%, (TSFR1M+2.750%), 10/01/2031	149,478	0.0
667,449	Electron Bidco Inc., Initial Term Loan, 7.075%, (TSFR1M+2.750%), 11/01/2028	666,719	0.1
421,818	Fiesta Purchaser, Inc., Term Loan B (2024), 7.575%, (TSFR1M+3.250%), 02/12/2031	419,498	0.0
148,503	Financiere Mendel, Addtl Term Facility 2, 7.065%, (TSFR3M+2.750%), 11/08/2030	148,132	0.0
136,439	Fleet Midco I Ltd., Facility B2 Term Loan, 7.055%, (TSFR6M+2.750%), 02/21/2031	137,292	0.0
577,069	Fugue Finance LLC, Eleventh Amendment Dollar Term Loan, 7.496%, (TSFR6M+3.250%), 01/09/2032	577,519	0.0
369,880	Garda World Security Corporation, Twelfth Additional Term Loan, 7.322%, (TSFR1M+3.000%), 02/01/2029	368,955	0.0
397,793	Global Medical Response Inc., 2024 Extended Term Loan, 9.790%, (TSFR3M+5.000%), 10/31/2028	398,219	0.0
189,051	Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 7.075%, (TSFR1M+2.750%), 06/02/2031	188,165	0.0
40,494 (8)	Hanger Inc., Delayed Draw Term Loan, 7.825%, (TSFR1M+3.500%), 10/23/2031	40,515	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
314,506	Hanger Inc., Initial Term Loan, 7.825%, (TSFR1M+3.500%), 10/23/2031	$314,663	0.0
297,750	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 6.319%, (TSFR1M+2.000%), 10/21/2030	295,269	0.0
427,503	IVC Acquisition Ltd., Incremental Term Loan B12, 8.049%, (TSFR3M+3.750%), 12/12/2028	428,216	0.0
504,147	Jazz Financing Lux Sarl, Tranche B-2 Dollar Facility, 6.574%, (TSFR1M+2.250%), 05/05/2028	504,659	0.0
419,052	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 8.584%, (TSFR1M+3.500%), 02/08/2028	417,480	0.0
311,920	Kuehg Corp., Term Loan, 7.549%, (TSFR3M+3.250%), 06/12/2030	311,579	0.0
447,469	Latham Pool Products Inc., Initial Term Loans, 8.391%, (TSFR3M+4.100%), 02/23/2029	436,095	0.0
298,502	LifePoint Health Inc., Term Loan B2, 7.817%, (TSFR3M+3.500%), 05/16/2031	288,676	0.0
1,204,403	Medline Borrower LP, Dollar Incremental Term Loan, 6.574%, (TSFR1M+2.250%), 10/23/2028	1,203,973	0.1
139,147	Mister Car Wash Holdings Inc., 2024 Refinancing Term Loans, 6.791%, (TSFR3M+2.500%), 03/21/2031	138,765	0.0
348,604	Neptune Bidco Us Inc., Term B Loans, 9.389%, (TSFR3M+5.100%), 04/11/2029	300,932	0.0
522,460	Organon & Co, Dollar Term Loan, 6.572%, (TSFR1M+2.250%), 05/19/2031	516,582	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
661,580	Pegasus Bidco Bv, 2024-2 Dollar Term Loan, 7.573%, (TSFR3M+3.250%), 07/12/2029	$665,439	0.1
353,399	Perrigo Investments LLC, 2024 Refinancing Term B Loan, 6.325%, (TSFR1M+2.000%), 04/20/2029	353,620	0.0
594,015	Phoenix Guarantor Inc., Tranche B5 Term Loan, 6.825%, (TSFR1M+2.500%), 02/21/2031	592,324	0.1
312,643	Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), Term B1 Loan, 6.325%, (TSFR1M+2.000%), 10/13/2030	311,666	0.0
46,333 (7)(8)	Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan Commitment, 11/19/2031	45,776	0.0
648,667	Raven Acquisition Holdings, LLC, Initial Term Loans, 7.575%, (TSFR1M+3.250%), 11/19/2031	641,842	0.1
262,476	Ryan LLC, Term Loan, 9.856%, (TSFR1M+4.500%), 11/14/2030	261,819	0.0
388,551	Sigma Bidco BV, Facility B12, 8.240%, 01/03/2028	386,973	0.0
676,600	Sotera Health Holdings LLC, 2024 Refinancing Term Loans, 7.549%, (TSFR3M+3.250%), 05/30/2031	679,137	0.1
430,000	Southern Veterinary Partners LLC, 2024-3 New Term Loans, 7.575%, (TSFR1M+3.250%), 12/04/2031	429,424	0.0
460,180	Spring Education Group Inc., Initial Term Loans, 8.299%, (TSFR3M+4.000%), 10/04/2030	460,180	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
301,727	Surgery Center Holdings Inc., 2024 Refinancing Term Loans, 7.072%, (TSFR1M+2.750%), 12/19/2030	$301,665	0.0
376,252	Triton Water Holdings Inc., 2025 Refinancing Term Loan, 6.549%, (TSFR3M+2.250%), 03/31/2028	375,821	0.0
314,085	Trugreen Limited Partnership, Second Refinancing Term Loan (First Lien), 8.425%, (TSFR1M+4.110%), 11/02/2027	296,549	0.0
12,174 (7)(8)	US Fertility Enterprises LLC, Initial Delayed Draw Term Loan, 10/10/2031	12,143	0.0
267,157	US Fertility Enterprises LLC, Term Loan B, 8.785%, (TSFR3M+4.500%), 10/10/2031	269,828	0.0
100,000 (7)	Valvoline Inc., Term Loan B, 03/19/2032	100,063	0.0
234,413	Viant Medical Holdings Inc., Term Loan B, 8.325%, (TSFR1M+4.000%), 10/29/2031	234,950	0.0
413,280	VM Consolidated Inc., Term B-3 Loan, 6.575%, (TSFR1M+2.250%), 03/24/2028	414,210	0.0
632,060	Wand NewCo 3 Inc., Tranche B-2 Term Loan, 6.825%, (TSFR1M+2.500%), 01/30/2031	623,633	0.1
360,000	WCG Intermediate Corp, Term Loan B, 7.324%, (TSFR3M+3.000%), 02/25/2032	357,030	0.0
		23,227,333	1.1

	Containers & Glass Products: 0.1%
512,400	Clydesdale Acquisition Holdings, Inc., Term B Loan, 7.499%, (TSFR1M+3.250%), 04/13/2029	510,585	0.0
245,513	Plaze Inc., 2021-1 Term Loan, 8.188%, (TSFR1M+3.750%), 08/03/2026	233,237	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Containers & Glass Products: (continued)
566,330	ProAmpac PG Borrower LLC, 2024 Term Loan B, 8.323%, (TSFR3M+4.000%), 09/15/2028	$565,268	0.1
3,691	TricorBraun Inc., Term Loan, 7.689%, (TSFR1M+3.350%), 03/03/2028	3,662	0.0
		1,312,752	0.1

	Diversified: 0.0%
461,513	First Eagle Holdings Inc., Tranche B-2 Term Loans, 7.329%, (TSFR3M+3.000%), 03/05/2029	461,837	0.0

	Electronics/Electrical: 0.1%
326,590	Chariot Buyer LLC, Tranche B, 8.600%, (TSFR1M+3.250%), 11/03/2028	324,344	0.0
196,589	Creation Technologies Inc., Initial Term Loan, 10.058%, (TSFR3M+5.750%), 10/05/2028	190,691	0.0
440,462	DG Investment Intermediate Holdings 2 Inc., First Lien Closing Date Initial Term Loan, 8.189%, (TSFR1M+3.750%), 03/31/2028	441,701	0.1
210,000	DG Investment Intermediate Holdings 2 Inc., Second Lien Initial Term Loan, 11.189%, (TSFR1M+6.860%), 03/30/2029	207,113	0.0
		1,163,849	0.1

	Energy: 0.2%
376,840	Brazos Delaware II LLC, 2025 Refinancing Term Loan, 7.314%, (TSFR1M+3.000%), 02/11/2030	377,389	0.0
243,798	CPPIB OVM Member U.S. LLC, Initial Term Loans, 7.049%, (TSFR3M+2.750%), 08/20/2031	242,680	0.0
500,000 (7)	Emg Utica Midstream Holdings, LLC, Term Loan B, 10/24/2029	500,000	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: (continued)
575,000	Epic Crude Services LP, Term Loan, 7.302%, (TSFR3M+3.000%), 10/15/2031	$575,838	0.1
153,973	GIP Pilot Acquisition Partners LP, Amendment No 2 Refinancing Term Loan, 6.302%, (TSFR3M+2.000%), 10/04/2030	153,829	0.0
311,025	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 8.825%, (TSFR1M+4.500%), 06/04/2029	311,025	0.0
255,000	Hilcorp Energy I LP, Term Loan B, 6.322%, (TSFR1M+2.000%), 02/05/2030	255,637	0.0
155,000 (7)	M6 Etx Holdings Ii Midco LLC, Term Loan B, 03/25/2032	154,952	0.0
220,000	MRC Global (US) Inc., Term Loan, 7.931%, (TSFR6M+3.500%), 10/24/2031	220,550	0.0
264,338	NGP XI Midstream Holdings LLC, Term Loan B-2, 7.799%, (TSFR3M+3.500%), 07/25/2031	265,990	0.0
197,476	NorthRiver Midstream Finance LP, Term Loan (First Lien), 6.560%, (TSFR3M+2.250%), 08/16/2030	196,806	0.0
185,000	Pasadena Performance Products LLC, Term B Loan, 7.752%, (TSFR3M+3.500%), 02/24/2032	185,116	0.0
608,475	Rockpoint Gas Storage Partners LP, Term Loan B, 7.299%, (TSFR3M+3.000%), 09/18/2031	608,095	0.1
363,175	WaterBridge Midstream Operating LLC, Term Loan B, 9.053%, (TSFR3M+4.750%), 06/27/2029	361,018	0.0
348,250	Waterbridge NDB Operating LLC(f/k/a Waterbridge Midstream Operating LLC), Initial Term Loan, 8.315%, (TSFR3M+4.000%), 05/10/2029	349,991	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: (continued)
248,752	Whitewater DBR Holdco LLC, Term Loan C, 6.549%, (TSFR3M+2.250%), 03/03/2031	$248,285	0.0
		5,007,201	0.2

	Financial: 0.8%
348,252	AAL Delaware Holdco Inc., Amendment No. 1 Term Loan, 7.075%, (TSFR1M+2.750%), 07/30/2031	346,511	0.0
1,066,013	Acrisure LLC, 2024 Repricing Term B-6 Loan, 7.325%, (TSFR1M+3.000%), 11/06/2030	1,060,849	0.1
853,338	Alliant Holdings Intermediate LLC, New Term Loan B6, 7.069%, (TSFR1M+2.750%), 09/19/2031	848,165	0.1
298,469	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 7.313%, (TSFR3M+3.000%), 11/01/2030	298,376	0.0
872,813	AmWINS Group Inc., Initial Term Loans, 6.575%, (TSFR1M+2.250%), 01/30/2032	866,734	0.1
104,000 (7)	Ardonagh FInc.o B.V., Add-On Tlb, 02/15/2031	102,700	0.0
335,000	Ardonagh Group FInc.o Pty Ltd., Syndicated Facility B (USD) Loan, 8.039%, (TSFR6M+3.750%), 02/17/2031	330,812	0.0
588,902	Aretec Group Inc., Term B-3 Loan, 7.825%, (TSFR1M+3.500%), 08/09/2030	584,899	0.0
567,127	Ascensus Group Holdings Inc. (f/k/a Mercury Borrower Inc.), 2024 Term Loan B, 7.325%, (TSFR1M+3.000%), 08/02/2028	564,646	0.0
980,100	AssuredPartners Inc., 2024 Term Loan, 7.825%, (TSFR1M+3.500%), 02/14/2031	982,244	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
1,029,451	Broadstreet Partners Inc., 2024 Term B Loans, 7.325%, (TSFR1M+3.000%), 06/13/2031	$1,021,730	0.1
10,329 (8)	Chrysaor Bidco S.A R.L., Delayed Draw Term Loan (Usd), 8.830%, (TSFR1M+3.500%), 10/30/2031	10,362	0.0
139,321	Chrysaor Bidco S.A R.L., Facility B (USD), 7.789%, (TSFR3M+3.500%), 10/30/2031	139,757	0.0
423,249	Citadel Securities LP, 2024 Term Facility, 6.325%, (TSFR1M+2.000%), 10/31/2031	423,249	0.0
290,000	Cpi Holdco B, LLC, First Amendment Incremental Term Loan, 6.575%, (TSFR1M+2.250%), 05/19/2031	288,550	0.0
149,250	Cpi Holdco B, LLC, Initial Term Loans, 6.325%, (TSFR1M+2.000%), 05/17/2031	148,006	0.0
491,113	Cushman &Amp; Wakefield U.S. Borrower, Llc., 2024 – 3 Term Loan, 7.575%, (TSFR1M+3.250%), 01/31/2030	492,494	0.0
185,000	Dechra Pharmaceuticals Holdings Limited (f/k/a Freya Bidco Limited), Facility B1 Loan, 7.513%, (TSFR6M+3.250%), 01/27/2032	184,711	0.0
150,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 9.575%, (TSFR1M+5.250%), 10/06/2028	150,422	0.0
529,627	Edelman Financial Engines Center LLC (The), 2024-2 Refinancing Term Loan, 7.325%, (TSFR1M+3.000%), 04/07/2028	528,510	0.0

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
269,662	Etna French Bidco SAS, Facility B1 (USD) Loan, 8.900%, (TSFR1M+4.500%), 12/08/2031	$268,988	0.0
134,326	Etna French Bidco SAS, Facility B2 USD, 8.871%, (TSFR3M+4.500%), 12/08/2031	133,990	0.0
816,152	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 7.075%, (TSFR1M+2.750%), 09/15/2031	808,841	0.1
150,000	Goosehead Insurance Holdings, LLC, Initial Term Loan, 7.822%, (TSFR1M+3.500%), 01/08/2032	151,313	0.0
371,169	Guardian US Holdco LLC, Initial Term Loan, 7.799%, (TSFR3M+3.500%), 01/31/2030	366,181	0.0
400,768	Hightower Holdings LLC, Initial Term Loan, 7.291%, (TSFR3M+3.000%), 02/03/2032	401,770	0.0
301,960	HUB International Ltd., 2025 Incremental Term Loan, 6.787%, (TSFR3M+2.500%), 06/20/2030	300,959	0.0
861,719	Jane Street Group LLC, Extended Term Loan, 6.313%, (TSFR3M+2.000%), 12/10/2031	853,640	0.1
523,688	Jefferies Finance LLC, Initial Term Loan 2024, 7.319%, (TSFR1M+3.000%), 10/21/2031	523,033	0.0
761,908	Osaic Holdings Inc., Term B4 Loan, 7.824%, (TSFR1M+3.500%), 08/17/2028	757,146	0.1
366,367	Overdrive, Inc., New First Lien Term Loan, 8.322%, (TSFR1M+4.000%), 06/15/2028	367,970	0.0

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
122,664	RHP Hotel Properties LP, Second Incremental Tranche B Term Loan, 6.325%, (TSFR1M+2.000%), 05/18/2030	$122,626	0.0
537,359	Ryan Specialty Group LLC, 2024 Term Loan B, 6.575%, (TSFR1M+2.250%), 09/15/2031	537,191	0.0
60,000 (7)	Sedgwick Claims Management Services, Inc., Term Loan B, 07/31/2031	59,858	0.0
394,013	Starwood Property Mortgage LLC, Facility B-4, 6.575%, (TSFR1M+2.250%), 01/02/2030	394,012	0.0
170,081	Truist Insurance Holdings, LLC, 2024 Term Loan B, 7.049%, (TSFR3M+2.750%), 05/06/2031	169,230	0.0
78,947	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 9.049%, (TSFR3M+4.750%), 05/06/2032	79,811	0.0
299,463	USI Inc., 2024 Term Loan, 6.549%, (TSFR3M+2.250%), 09/27/2030	296,805	0.0
488,834	USI Inc., 2024 Term Loan D, 6.549%, (TSFR3M+2.250%), 11/22/2029	485,168	0.0
290,000	VFH Parent LLC, Term Loan B-2, 6.825%, (TSFR1M+2.500%), 06/21/2031	291,088	0.0
		16,743,347	0.8

	Food Products: 0.1%
392,971	8th Avenue Food & Provisions Inc., 2021 Incremental Term Loan, 9.189%, (TSFR1M+4.860%), 10/01/2025	386,749	0.0
321,102	BCPE North Star US Holdco 2 Inc., First Lien Initial Term Loan, 8.439%, (TSFR1M+4.110%), 06/09/2028	314,119	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Food Products: (continued)
512,403	CHG PPC Parent LLC, 2021-1 US Term Loan, 7.439%, (TSFR1M+3.110%), 12/08/2028	$512,403	0.1
		1,213,271	0.1

	Health Care: 0.2%
889,334	AthenaHealth Group Inc., Initial Term Loan, 7.325%, (TSFR1M+3.000%), 02/15/2029	881,553	0.1
466,852	Embecta Corp, Initial Term Loan, 7.313%, (TSFR3M+3.000%), 03/30/2029	466,356	0.0
286,231	Gloves Buyer Inc., First Lien Initial Term Loan, 8.439%, (TSFR1M+4.110%), 12/29/2027	286,231	0.0
12,531	National Mentor Holdings Inc., First Lien Initial Term C Loan, 8.149%, (TSFR3M+3.850%), 03/02/2028	12,170	0.0
433,707	National Mentor Holdings Inc., First Lien Initial Term Loan, 8.175%, (TSFR1M+3.750%), 03/02/2028	421,238	0.0
880,000 (7)	Opella Healthc, 03/01/2032	875,600	0.0
360,087	Pacific Dental Services LLC, Term Loan USD 1BN, 7.069%, (TSFR1M+2.750%), 03/15/2031	359,097	0.0
487,550	Resonetics LLC, 2024 Specified Refinancing Term Loan, 7.545%, (TSFR3M+3.250%), 06/18/2031	484,909	0.1
		3,787,154	0.2

	Industrial: 1.1%
485,697	AlixPartners LLP, Tranche B, 7.717%, (TSFR1M+2.500%), 02/04/2028	485,848	0.0
580,000	Alliance Laundry Systems LLC, Initial Term B Loans, 7.072%, (TSFR3M+2.750%), 08/19/2031	578,840	0.1

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
685,855	Allied Universal Holdco LLC, Term Loan Usd, 8.175%, (TSFR1M+3.750%), 05/12/2028	$685,855	0.1
427,847	Altium Packaging LLC, 2024 Refinancing Term Loan, 6.825%, (TSFR1M+2.500%), 06/11/2031	425,708	0.0
253,650	Anticimex Inc., Facility B6, 7.726%, (SOFRRATE+3.400%), 11/16/2028	253,650	0.0
154,613	Arcosa, Inc.., Initial Term Loan, 6.575%, (TSFR1M+2.250%), 08/12/2031	154,854	0.0
477,600	Azorra Soar TLB FInance Limited, Initial Term Loans, 7.799%, (TSFR3M+3.500%), 10/18/2029	481,182	0.0
395,764	Azuria Water Solutions Inc., 2025 Replacement Term Loan, 7.325%, (TSFR1M+3.000%), 05/17/2028	393,786	0.0
520,000	BCP VI Summit Holdings LP, Initial Term Loan, 7.825%, (TSFR1M+3.500%), 01/30/2032	520,650	0.0
482,471	Bombardier Recreational Products Inc., 2024 Extended Term Loan, 7.075%, (TSFR1M+2.750%), 01/22/2031	477,776	0.0
163,765	Brown Group Holding LLC, Incremental Term B-2 Facility, 6.813%, (TSFR3M+2.500%), 07/01/2031	163,048	0.0
344,474	Chart Industries, Inc., 2024 Term Loan B, 6.805%, (TSFR3M+2.500%), 03/15/2030	343,612	0.0
1,117 (7)(8)	Clydesdale Acquisition Holdings, Inc.., Delayed Draw Term Loan, 03/27/2032	1,112	0.0
63,883 (7)	Clydesdale Acquisition Holdings, Inc.., Term Loan B, 03/27/2032	63,604	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
281,512	Coherent Corp (f/k/a II-VI Inc.orporated), Term Loan B-2, 6.325%, (TSFR1M+2.000%), 07/02/2029	$281,570	0.0
490,667	Construction Partners Inc., Closing Date Loans, 6.827%, (TSFR1M+2.500%), 11/03/2031	489,440	0.0
365,000	Crown Equipment Corporation, Initial Term Loan, 6.819%, (TSFR1M+2.500%), 10/10/2031	365,684	0.0
491,959	Doosan Bobcat North America Inc. (f/k/a Clark Equipment Company), Tranche B Term Loans, 6.299%, (TSFR3M+2.000%), 04/20/2029	492,369	0.0
274,601	Dynasty Acquisition Co Inc., Initial Term B-1 Loan, 6.325%, (TSFR1M+2.000%), 10/31/2031	274,150	0.0
104,711	Dynasty Acquisition Co Inc., Initial Term B-2 Loan, 6.324%, (TSFR1M+2.000%), 10/31/2031	104,539	0.0
150,000	Eco Material Technologies Inc., Initial Term Loan, 7.467%, (TSFR1M+3.250%), 02/12/2032	150,375	0.0
170,679	EMRLD Borrower LP, Initial Term B Loan, 6.933%, (TSFR3M+2.500%), 05/31/2030	168,972	0.0
457,385	Filtration Group Corporation, 2025 Incremental Dollar Term Loan, 7.325%, (TSFR1M+3.000%), 10/21/2028	457,385	0.0
289	Foley Products Company, LLC, Term Loan, 9.199%, (TSFR3M+4.900%), 12/29/2028	292	0.0
149,625	Frontdoor Inc., 2024 Term Loan B, 6.575%, (TSFR1M+2.250%), 12/17/2031	151,869	0.0

204

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
154,172	Genesee & Wyoming Inc., Initial Term Loan B, 6.049%, (TSFR3M+1.750%), 04/10/2031	$152,844	0.0
315,000	GFL Environmental Services Inc., Initial Term Loan, 6.819%, (TSFR3M+2.500%), 02/04/2032	313,228	0.0
139,778	Gulfside Supply Inc., Initial Term Loan, 7.299%, (TSFR3M+3.000%), 06/17/2031	138,380	0.0
165,000 (7)	Igloo Holdings Corp, Senior Facility B (USD) Loan, 02/20/2032	164,691	0.0
432,807	Ingram Micro Inc., 2024 Term Loan B, 7.053%, (TSFR3M+2.750%), 09/22/2031	435,106	0.0
62,155 (7)(8)	Kaman Corporation, Delayed Draw Term Loan, 01/30/2032	62,233	0.0
658,845	Kaman Corporation, Initial Term Loans, 7.068%, (TSFR3M+2.750%), 01/30/2032	650,918	0.1
487,103	Kenan Advantage Group Inc. (The), Term Loan B4, 7.575%, (TSFR1M+3.250%), 01/25/2029	485,277	0.0
346,919	Legence Holdings LLC (f/k/a Refficiency Holdings LLC), Amendment No 9 Refinancing Term Loan, 7.575%, (TSFR1M+3.250%), 12/18/2028	344,968	0.0
328,865	Lsf11 Trinity Bidco, Inc., Term Loan B, 7.322%, (TSFR1M+3.000%), 06/14/2030	330,304	0.0
675,000	Lsf12 Crown Us Commercial Bidco, LLC, Term Loan, 8.573%, (TSFR1M+4.250%), 12/02/2031	664,313	0.1
292,356	Madison Iaq LLC, Initial Term Loan, 6.762%, (TSFR6M+2.500%), 06/21/2028	289,554	0.0
597,000 (7)	Madison Safe FRN TL, 09/26/2031	596,751	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
295,000	Madison Safety & Flow LLC, 2025 Incremental Term B, 7.075%, (TSFR1M+2.7500%), 03/29/2032	$292,787	0.0
153,802	MI Windows and Doors LLC, 2024 Incremental Term Loans, 7.325%, (TSFR1M+3.000%), 03/28/2031	151,522	0.0
230,000	Novelis Holdings Inc., Initial Term Loan, 6.292%, (TSFR3M+2.000%), 02/20/2032	230,057	0.0
170,641	Oscar AcquisitionCo LLC, Term B Loan, 8.549%, (TSFR3M+4.250%), 04/29/2029	159,905	0.0
530,100	Pactiv Evergreen Group Holdings Inc., Tranch B-4 U.S. Term Loans, 6.825%, (TSFR1M+2.500%), 09/24/2028	529,778	0.0
491,775	Pre Paid Legal Services Inc., First Lien Initial Term Loans, 7.689%, (TSFR1M+3.350%), 12/15/2028	487,319	0.0
545,418	Pro Mach Group Inc., Amendment No.5 Refinancing Tl, 7.075%, (TSFR1M+2.750%), 08/31/2028	544,452	0.1
590,000 (7)	Protective Industrial Products Inc., Tl, 01/17/2032	568,613	0.1
84,152	Quikrete Holdings Inc., New Tranche B-1 Term Loan, 6.575%, (TSFR1M+2.250%), 04/14/2031	83,426	0.0
389,388	Quikrete Holdings Inc., Term Loan B (2029), 6.575%, (TSFR1M+2.250%), 03/19/2029	386,273	0.0
730,000	Red SPV LLC, Initial Term Loan, 6.575%, (TSFR3M+2.250%), 03/08/2032	732,737	0.1
347,318	Savage Enterprises LLC, Refinancing Term Loan, 7.073%, (TSFR1M+2.750%), 09/15/2028	347,354	0.0

205

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
390,027	Service Logic Acquisition Inc., Amendment 8 Refinancing Term Loan, 7.319%, (TSFR1M+3.000%), 10/29/2027	$391,977	0.0
227,907	Smyrna Ready Mix Concrete LLC, 2025 Term Loan, 7.319%, (TSFR1M+3.000%), 04/02/2029	229,616	0.0
516,008	SPX Flow, Inc., 2024 Term Loan B, 7.325%, (TSFR1M+3.000%), 04/05/2029	515,928	0.0
350,000 (7)	Stonepeak Nile Parent LLC, Term Loan B, 02/03/2032	349,070	0.0
250,000	Terex Corporation, US Term Loan, 6.299%, (TSFR3M+2.000%), 10/08/2031	250,603	0.0
536,625	Third Coast Infrastructure LLC, Initial Term Loan, 8.575%, (TSFR1M+4.250%), 09/25/2030	532,936	0.1
436,700	Titan Acquisition Limited, Amendment No. 5 Refinancing Term Loan, 8.785%, (TSFR3M+4.500%), 02/15/2029	435,563	0.0
739,922	TK Elevator Midco Gmbh, Facility B2 (Usd), 7.737%, (TSFR6M+3.500%), 04/30/2030	740,847	0.1
738,155	Transdigm Inc., Tranche K Term Loans, 7.049%, (TSFR3M+2.750%), 03/22/2030	734,003	0.1
358,304	Trident TPI Holdings Inc., Tranche B-7 Term Loan, 8.049%, (TSFR3M+3.750%), 09/15/2028	346,472	0.0
281,943	Watlow Electric Manufacturing Company, Term Loan B, 7.791%, (TSFR3M+3.500%), 03/02/2028	281,767	0.0
417,900	Wilsonart LLC, Initial Term Loans, 8.549%, (TSFR3M+4.250%), 08/05/2031	398,703	0.0
		22,316,445	1.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Insurance: 0.0%
3,844	Ima Financial Group, Inc.., Initial Term Loan, 7.325%, (TSFR1M+3.000%), 11/01/2028	$3,828	0.0
994,861	Sedgwick Claims Management Services Inc, 2024 Term Loan, 8.250%, (TSFR3M+3.000%), 07/31/2031	992,499	0.0
		996,327	0.0
	Leisure Good/Activities/Movies: 0.0%
551,667	Hayward Industries Inc., First Lien Initial Term Loan, 6.939%, (TSFR1M+2.610%), 05/30/2028	550,547	0.0
481,203	Playtika Holding Corp, Tranche B1, 7.943%, (TSFR1M+2.750%), 03/13/2028	476,451	0.0
		1,026,998	0.0
	Lodging & Casinos: 0.1%
671,207	Fertitta Entertainment LLC, Initial B Term Loan, 7.825%, (TSFR1M+3.500%), 01/27/2029	661,390	0.1
471,333	Flynn Restaurant Group LP, 2021 New Term Loan, 8.689%, (TSFR1M+4.360%), 12/01/2028	471,628	0.0
413,875	Golden Entertainment Inc., Term B-1 Loan, 6.575%, (TSFR1M+2.250%), 05/26/2030	414,134	0.0
322,780	Hilton Grand Vacations Borrower LLC, Initial Term Loan, 6.325%, (TSFR1M+2.000%), 08/02/2028	321,651	0.0
		1,868,803	0.1
	Radio & Television: 0.0%
143,302	DirectV Financing LLC, Closing Date Term Loan, 10.360%, (TSFR1M+5.262%), 08/02/2027	143,711	0.0

206

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Radio & Television: (continued)
343,567	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 9.675%, (TSFR1M+5.250%), 04/09/2029	$340,077	0.0
		483,788	0.0
	Retailers (Except Food & Drug): 0.0%
420,052	Leslie's Poolmart Inc., Initial Term Loan, 7.302%, (TSFR3M+3.000%), 03/09/2028	312,414	0.0
581,583	Petco Health and Wellness Company Inc., First Lien Initial Term Loan, 7.811%, (TSFR3M+3.500%), 03/03/2028	531,018	0.0
		843,432	0.0
	Technology: 1.0%
421,250	Adeia Inc., Amendment No 4 Term Loan B, 6.825%, (TSFR1M+2.500%), 06/08/2028	420,197	0.0
348,250	AMC Entertainment Holdings Inc., Initial Exchange Term Loan, 11.322%, (TSFR1M+7.000%), 01/04/2029	348,250	0.0
483,788	Amentum Holdings LLC, Initial Term Loan, 6.575%, (TSFR1M+2.250%), 09/29/2031	470,256	0.0
115,000	Applied Systems Inc., Initial Term Loan (2024) (Second Lien), 8.079%, (TSFR1M+3.750%), 02/23/2032	118,019	0.0
517,161	Applied Systems Inc., Tranche B-1 Term Loan, 7.049%, (TSFR3M+2.750%), 02/24/2031	517,080	0.0
478,234	Ascend Learning LLC, Amendment No 5 Term Loan, 7.325%, (TSFR1M+3.000%), 12/11/2028	473,003	0.0
330,000	Asurion LLC, Second Lien Term Loan B3, 9.689%, (TSFR1M+5.250%), 01/31/2028	313,830	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
280,000	BCPE Pequod Buyer Inc., Initial Term Loan, 7.791%, (TSFR3M+3.500%), 11/25/2031	$279,446	0.0
275,000	BMC Software (Boxer/ Bladelogic), 2031 Replacement Dollar Term Loan, 7.291%, (TSFR3M+3.000%), 07/30/2031	270,485	0.0
150,000 (7)	Clearwater Analytics LLC, Term Loan B, 02/07/2032	150,281	0.0
5	Cloud Software Group Inc., Initial Dollar Term B Facility, 7.829%, (TSFR3M+3.500%), 03/30/2029	4	0.0
568,441	Connectwise, LLC, Initial Term Loan, 8.061%, (TSFR3M+3.750%), 09/29/2028	568,725	0.1
215,000 (7)	Cotiviti Inc., Term Loan, 02/13/2032	211,641	0.0
548,625	Dragon Buyer, Inc., Term Loan, 7.299%, (TSFR3M+3.000%), 09/30/2031	545,608	0.0
424,647	ECI Macola / Max Holding LLC, Term Loan, 7.549%, (TSFR3M+3.250%), 05/09/2030	425,045	0.0
854,382	Epicor Software Corporation, Term F Loans, 7.075%, (TSFR1M+2.750%), 05/30/2031	853,381	0.1
248,750	Fortress Intermediate 3 Inc., Initial Term Loan, 8.075%, (TSFR1M+3.750%), 06/27/2031	248,750	0.0
394,347	Gainwell Acquisition Corp, Term B Loan, 8.399%, (TSFR3M+4.100%), 10/01/2027	368,714	0.0
620,000	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2025 Dollar Term Loans, 6.825%, (TSFR1M+2.500%), 01/24/2032	614,188	0.1

207

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
300,000	Helios Software Holdings Inc., Facility 2024-B Dollar Term Loan, 7.799%, (TSFR3M+3.500%), 07/18/2030	$300,516	0.0
600,000	Icon Parent I Inc., Initial Term Loan, 7.315%, (TSFR3M+3.000%), 11/13/2031	595,725	0.1
346,500	Imagine Learning LLC, 2024 Term Loan, 7.825%, (TSFR1M+3.500%), 12/21/2029	345,453	0.0
548,625	Indy Us Bidco, LLC, Eleventh Amendment Term Loan, 7.824%, (TSFR1M+3.500%), 03/06/2028	547,425	0.0
395,659	Informatica LLC, 2024 Term Loan B, 6.575%, (TSFR1M+2.250%), 10/27/2028	397,555	0.0
150,000 (7)	Kaseya Inc., Initial Term Loan, 03/05/2033	150,156	0.0
285,000 (7)	Kaseya, Inc., Initial Term Loan, 03/06/2032	283,539	0.0
615,000	Leia FInc.o US LLC, Initial Term Loan, 7.535%, (TSFR3M+3.250%), 10/09/2031	609,859	0.1
491,253	Mcafee Corp, Refinancing Tranche B-1, 7.323%, (TSFR1M+3.000%), 03/01/2029	469,147	0.0
199,500	Minerals Technologies Inc., Term Loan B, 6.322%, (TSFR1M+2.000%), 11/21/2031	199,500	0.0
547,250	Mitchell International, Inc., Initial Term Loan, 7.575%, (TSFR1M+3.250%), 06/17/2031	541,521	0.0
316,261	MKS Instruments Inc., 2025-1 Dollar Term B Loans, 6.319%, (TSFR1M+2.000%), 08/17/2029	315,470	0.0
455,000	Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 7.325%, (TSFR1M+3.000%), 11/17/2031	453,436	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
97,854	Oceankey (U.S.) II Corp, Term Loan, 7.925%, (TSFR1M+3.600%), 12/15/2028	$97,747	0.0
201,491	Paysafe Holdings (US) Corp, Facility B1, 7.189%, (TSFR1M+2.860%), 06/28/2028	200,735	0.0
588,525	PointClickCare Technologies Inc., 2024-1 Term Loan, 7.549%, (TSFR3M+3.250%), 11/03/2031	589,077	0.1
545,001	Project Boost Purchaser LLC, 1L Intial Term Loan, 7.299%, (TSFR3M+3.000%), 07/16/2031	542,762	0.0
372,565	Project Ruby Ultimate Parent Corp, Incremental Term B4 Loan, 7.439%, (TSFR1M+3.110%), 03/10/2028	371,809	0.0
60,444	Rackspace Finance, LLC, First Lien Term Loan, 7.187%, (TSFR1M+2.860%), 05/15/2028	28,257	0.0
643,842	RealPage Inc., First Lien Initial Term Loan, 7.561%, (TSFR3M+3.250%), 04/24/2028	636,115	0.1
450,699	Rocket Software Inc., Term Loan, 8.575%, (TSFR1M+4.250%), 11/28/2028	450,290	0.0
380,000	Sandisk Corporation, Term B Loan, 7.330%, (TSFR3M+3.000%), 02/20/2032	375,725	0.0
296,945	Skillsoft Finance II Inc., Initial Term Loan, 9.692%, (TSFR1M+5.250%), 07/14/2028	256,115	0.0
363,579	Skopima Consilio Parent LLC (FKA GI Consilio), Amendment No. 5 Term Loans, 8.075%, (TSFR1M+3.750%), 05/12/2028	361,502	0.0
595,000 (7)	Solarwinds TLB S, 03/12/2032	579,753	0.1

208

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
301,950	SonicWall US Holdings Inc., 2023 Term Loan, 9.299%, (TSFR3M+5.000%), 05/18/2028	$297,374	0.0
513,653	Sophos Holdings, LLC, Dollar Tranche Term Loan, 7.936%, (TSFR1M+3.610%), 03/05/2027	514,883	0.0
242,689	Tenable Inc., Initial Term Loan, 7.189%, (TSFR1M+2.860%), 07/07/2028	243,144	0.0
455,908	The Knot Worldwide Inc., Amendment No 5 term Loan, 8.075%, (TSFR1M+3.750%), 01/31/2028	459,327	0.0
238,800	Thunder Generation Funding LLC, Term Loan B, 9.500%, (TSFR3M+3.000%), 10/03/2031	239,148	0.0
895,060	UKG Inc., Term Loan B, 7.300%, (TSFR3M+3.000%), 02/10/2031	894,733	0.1
493,740	Virtusa Corporation, Term B-2 Loan, 7.575%, (TSFR1M+3.250%), 02/15/2029	493,535	0.0
218,901	VS Buyer LLC, 2024-1 Refinancing Term Loan, 7.072%, (TSFR1M+2.750%), 04/12/2031	219,175	0.0
395,669	Waystar Technologies Inc., 2024 Term Loan B, 6.575%, (TSFR1M+2.250%), 10/22/2029	394,927	0.0
708,221	World Wide Technology Holding Co LLC, 2024-2 Refinancing Term Loans, 6.575%, (TSFR1M+2.250%), 03/01/2030	711,762	0.1
		21,364,100	1.0
	Telecommunications: 0.1%
402,403	Asurion LLC, New B11 Term Loan, 8.675%, (TSFR1M+4.350%), 08/21/2028	399,285	0.0
781,222	CCI Buyer Inc., First Lien Initial Term Loan, 8.299%, (TSFR3M+4.000%), 12/17/2027	782,931	0.1

			Percentage
Principal			of Net
Amount†	`	Value	Assets
BANK LOANS: (continued)
	Telecommunications: (continued)
71,111	Viasat Inc., Initial Term Loan, 8.939%, (TSFR1M+4.610%), 03/02/2029	$66,653	0.0
500,000	Zayo Group Holdings Inc., Initial Dollar Term Loan, 7.439%, (TSFR1M+3.110%), 03/09/2027	466,771	0.0
		1,715,640	0.1
	Utilities: 0.1%
185,000	AL GCX Holdings LLC, Initial Term Loan B, 6.325%, (TSFR1M+2.000%), 01/21/2032	184,191	0.0
218,900	Alpha Generation LLC, Initial Term B Loan, 7.075%, (TSFR1M+2.750%), 09/30/2031	219,310	0.0
278,889	Bip Pipeco Holdings LLC, Term Loan, 6.544%, (TSFR3M+2.250%), 12/05/2030	278,471	0.0
361,800	Discovery Energy Holding Corporation, Initial Dollar Term Loan, 8.049%, (TSFR3M+3.750%), 05/01/2031	356,825	0.1
333,325	Lightning Power, LLC, Initial Term B Loan, 6.549%, (TSFR3M+2.250%), 08/18/2031	331,956	0.0
315,381	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.075%, (TSFR1M+1.750%), 12/20/2030	314,886	0.0
		1,685,639	0.1
	Total Bank Loans (Cost $144,561,947)	144,044,759	6.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%
	Government National Mortgage Association: 4.1%
17,200,000 (9)	4.500%, 04/20/2055	16,503,937	0.8
9,940,000 (9)	5.000%, 04/20/2055	9,777,961	0.5
20,892,000 (9)	5.500%, 04/20/2055	20,938,201	1.0
136,353	6.000%, 02/20/2055	140,330	0.0
2,999,371	6.000%, 12/20/2064	3,034,274	0.1
1,171,716	6.000%, 02/20/2065	1,183,067	0.1
815,192	6.500%, 12/20/2054	855,133	0.0
2,269,207	6.500%, 02/20/2055	2,371,424	0.1
4,046,731	6.500%, 02/20/2055	4,229,016	0.2

209

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
21,408,928	6.500%, 02/20/2055	$22,711,624	1.1
1,587,747	6.500%, 03/20/2055	1,672,778	0.1
1,745,032	6.500%, 03/20/2055	1,838,487	0.1
		85,256,232	4.1
	Uniform Mortgage-Backed Securities: 1.9%
2,368	5.500%, 10/01/2039	2,407	0.0
17,730,000 (9)	6.000%, 04/01/2055	18,010,103	0.8
21,688,000 (9)	6.500%, 04/01/2055	22,366,308	1.1
		40,378,818	1.9
	Total U.S. Government Agency Obligations (Cost $124,990,821)	125,635,050	6.0
SOVEREIGN BONDS: 4.0%
BRL205,979 (10)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	32,461,549	1.6
BRL6,628,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	4,437,603	0.2
1,050,000	Brazilian Government International Bond, 6.125%, 03/15/2034	1,024,800	0.1
675,000	Brazilian Government International Bond, 7.125%, 05/13/2054	648,169	0.0
1,000,000	Colombia Government International Bond, 5.200%, 05/15/2049	669,000	0.0
900,000	Colombia Government International Bond, 7.750%, 11/07/2036	883,800	0.1
2,000,000	Colombia Government International Bond, 8.375%, 11/07/2054	1,921,000	0.1
2,775,000 (2)	Dominican Republic International Bond, 6.950%, 03/15/2037	2,811,075	0.1
1,750,000 (2)	Egypt Government International Bond, 8.625%, 02/04/2030	1,695,855	0.1
1,425,000 (2)	Guatemala Government Bond, 6.050%, 08/06/2031	1,428,563	0.1
675,000 (2)	Guatemala Government Bond, 6.550%, 02/06/2037	674,325	0.0
2,575,000	Ivory Coast Government International Bond, 8.075%, 04/01/2036	2,464,758	0.1
MXN587,068	Mexican Udibonos S, 2.750%, 11/27/2031	21,386,538	1.0
1,869,000	Mexico Government International Bond, 6.875%, 05/13/2037	1,919,463	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
656,000	Mexico Government International Bond, 7.375%, 05/13/2055	$674,040	0.0
600,000	Panama Government International Bond, 3.160%, 01/23/2030	525,000	0.0
1,200,000	Panama Government International Bond,
	7.500%, 03/01/2031	1,247,400	0.1
1,765,000	Republic of South Africa Government
	International Bond, 4.850%, 09/30/2029	1,663,512	0.1
625,000	Republic of South Africa Government International Bond, 5.875%, 04/20/2032	594,531	0.0
1,150,000 (2)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	1,118,375	0.1
550,000 (2)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	518,169	0.0
924,000 (2)	Romanian Government International Bond, 5.750%, 03/24/2035	837,375	0.1
125,232 (2)(11)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	64,494	0.0
467,977 (2)(11)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	186,021	0.0
395,473 (2)(11)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	219,488	0.0
329,561 (2)(11)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	182,082	0.0
603,324 (2)(11)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	392,160	0.0
793,835 (2)(11)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	424,702	0.0

210

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
718,884 (2)(11)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	$377,414	0.0
176,565 (2)(11)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	91,372	0.0
	Total Sovereign Bonds (Cost $82,730,425)	83,542,633	4.0
U.S. TREASURY OBLIGATIONS: 1.2%
	United States Treasury Notes: 1.2%
858,000	0.375%, 09/30/2027	786,997	0.0
94,000	2.750%, 08/15/2032	85,966	0.0
188,000	3.375%, 09/15/2027	185,790	0.0
8,444,000 (5)	3.875%, 03/31/2027	8,441,361	0.4
1,962,000	4.125%, 03/31/2032	1,967,671	0.1
4,074,000	4.250%, 01/31/2030	4,126,835	0.2
2,000	4.625%, 06/15/2027	2,031	0.0
10,364,900	4.625%, 02/15/2035	10,709,047	0.5
		26,305,698	1.2
	Total U.S. Treasury Obligations (Cost $25,985,422)	26,305,698	1.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 0.0%
	Business Equipment & Services: 0.0%
5,366 (12)	Yak Access LLC Series A	10,732	0.0
1,157 (12)	Yak Access LLC Series B	2,315	0.0
		13,047	0.0
	Consumer Discretionary: 0.0%
142,000 (12)	24 Hour Fitness Worldwide, Inc.	1,420	0.0
113 (12)	Travelport Tech Ltd.	37,815	0.0
		39,235	0.0
	Consumer Staples: —%
2,038 (12)	Save-A-Lot, Inc./Moran Foods	—	—
	Total Common Stock (Cost $548,231)	52,282	0.0
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
189,193 (12)	24 Hour Fitness Worldwide, Inc.	5,676	0.0
	Total Preferred Stock (Cost $227,212)	5,676	0.0

			Percentage
			of Net
Shares		Value	Assets
PURCHASED OPTIONS(13): 0.0%
	Total Purchased Options (Cost $124,303)	$95,750	0.0
	Total Long-Term Investments (Cost $2,063,903,928)	2,026,177,844	96.3

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 6.8%
	Repurchase Agreements: 1.7%
7,976,643 (14)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/2025, 4.390%, due 04/01/2025 (Repurchase Amount $7,977,602, collateralized by various U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $8,136,176, due 02/01/36-02/01/57)	7,976,643	0.4
5,640,821 (14)	Citadel Securities LLC, Repurchase Agreement dated 03/31/2025, 4.440%, due 04/01/2025 (Repurchase Amount $5,641,507, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $5,754,347, due 04/15/25-02/15/55)	5,640,821	0.3
718,742 (14)	Citigroup Global Markets Inc., Repurchase Agreement dated 03/31/2025, 4.350%, due 04/01/2025 (Repurchase Amount $718,828, collateralized by various U.S. Government Securities, 1.500%-3.500%, Market Value plus accrued interest $733,117, due 08/15/26-09/30/26)	718,742	0.0

211

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,241,036 (14)	Marex Capital Markets Inc., Repurchase Agreement dated 03/31/2025, 4.450%, due 04/01/2025 (Repurchase Amount $6,241,797, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $6,365,857, due 07/01/42-11/01/54)	$6,241,036	0.3
7,123,000 (14)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $7,123,851, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $7,265,460, due 04/10/25-12/15/66)	7,123,000	0.3
8,167,500 (14)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/2025, 4.470%, due 04/01/2025 (Repurchase Amount $8,168,500, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $8,319,802, due 04/15/26-02/15/53)	8,167,500	0.4
	Total Repurchase Agreements (Cost $35,867,742)	35,867,742	1.7

	Commercial Paper: 5.0%
550,000	American Electric Power Co., Inc., 4.680%, 05/05/2025	547,545	0.0
5,000,000	American Honda Finance Corp., 4.720%, 07/16/2025	4,931,756	0.2
16,500,000	Broadcom, Inc., 4.590%, 04/08/2025	16,483,421	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
5,000,000	Concord Minutemen Capital Co. LLC, 4.460%, 04/04/2025	$4,997,557	0.2
16,375,000	Entergy Corp., 4.710%, 06/23/2025	16,199,547	0.8
3,000,000	HP, Inc., 4.650%, 04/10/2025	2,996,185	0.2
9,000,000	HP, Inc., 4.820%, 04/01/2025	8,998,812	0.4
20,000,000	Kellanova, 4.630%, 04/14/2025	19,964,538	1.0
5,000,000	McCormick & Company, Inc., 4.580%, 04/01/2025	4,999,373	0.3
2,250,000	Mondelez International, 4.580%, 04/22/2025	2,243,800	0.1
1,560,000	National Grid, 4.670%, 04/28/2025	1,554,437	0.1
4,000,000	Parker-Hannifin Corp., 4.660%, 05/02/2025	3,983,716	0.2
15,000,000	Parker-Hannifin Corp., 4.670%, 05/09/2025	14,925,574	0.7
	Total Commercial Paper (Cost $102,840,571)	102,826,261	5.0

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.1%
2,263,628 (15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.230%	2,263,628	0.1
560,000 (15)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%	560,000	0.0
	Total Mutual Funds (Cost $2,823,628)	2,823,628	0.1
	Total Short-Term Investments (Cost $141,531,941)	141,517,631	6.8
	Total Investments in Securities (Cost $2,205,435,869)	$2,167,695,475	103.1
	Liabilities in Excess of Other Assets	(64,268,096)	(3.1)
	Net Assets	$2,103,427,379	100.0

212

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(7)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(9)	Represents or includes a TBA transaction.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(11)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2025.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(13)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(14)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)	Rate shown is the 7-day yield as of March 31, 2025.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate
TSFR12M	12-month CME Term Secured Overnight Financing Rate

213

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$609,359,688	$—	$609,359,688
Corporate Bonds/Notes	—	392,913,806	—	392,913,806
Commercial Mortgage-Backed Securities	—	377,337,739	—	377,337,739
Asset-Backed Securities	—	266,884,763	—	266,884,763
Bank Loans	—	144,044,759	—	144,044,759
U.S. Government Agency Obligations	—	125,635,050	—	125,635,050
Sovereign Bonds	—	83,542,633	—	83,542,633
U.S. Treasury Obligations	—	26,305,698	—	26,305,698
Purchased Options	—	95,750	—	95,750
Common Stock	—	—	52,282	52,282
Preferred Stock	—	—	5,676	5,676
Short-Term Investments	2,823,628	138,694,003	—	141,517,631
Total Investments, at fair value	$2,823,628	$2,164,813,889	$57,958	$2,167,695,475
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	335,607	—	335,607
Centrally Cleared Interest Rate Swaps	—	326,870	—	326,870
Forward Foreign Currency Contracts	—	1,508,450	—	1,508,450
Forward Premium Swaptions	—	3,702,194	—	3,702,194
Futures	3,132,728	—	—	3,132,728
OTC volatility swaps	—	406,600	—	406,600
Total Assets	$5,956,356	$2,171,093,610	$57,958	$2,177,107,924
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(603,329)	$—	$(603,329)
Forward Foreign Currency Contracts	—	(1,677,356)	—	(1,677,356)
Forward Premium Swaptions	—	(1,645,925)	—	(1,645,925)
Futures	(3,094,373)	—	—	(3,094,373)
OTC interest rate swaps	—	(494,217)	—	(494,217)
OTC Total Return Swaps	—	(1,072,000)	—	(1,072,000)
Sales Commitments	—	(66,095,859)	—	(66,095,859)
Written Options	—	(1,482,873)	—	(1,482,873)
Total Liabilities	$(3,094,373)	$(73,071,559)	$—	$(76,165,932)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	1,418,467	TRY	65,675,000	Bank of America N.A.	04/03/25	$(309,873)
USD	5,816,459	BRL	33,666,222	Bank of America N.A.	04/25/25	(58,860)
EUR	214,455	USD	235,304	Barclays Bank PLC	05/16/25	(2,847)
BRL	18,020,906	USD	3,066,657	BNP Paribas	04/25/25	78,292
MXN	123,631,459	USD	6,001,818	BNP Paribas	04/25/25	20,445
CLP	5,816,546,657	USD	6,148,114	BNP Paribas	04/25/25	(22,959)
USD	3,145,572	BRL	18,204,998	BNP Paribas	04/25/25	(31,504)
CLP	5,974,952,836	USD	6,408,487	BNP Paribas	04/25/25	(116,521)
USD	44,074	ZAR	832,395	Brown Brothers Harriman & Co.	04/25/25	(1,243)
EUR	81,265	USD	88,585	Brown Brothers Harriman & Co.	05/16/25	(498)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	8,986	CLP	8,760,446	Citibank N.A.	04/25/25	$(240)
USD	3,196,177	BRL	18,658,739	Citibank N.A.	04/25/25	(60,085)
USD	4,213,569	TRY	198,711,889	Deutsche Bank AG	11/10/25	76,970
TRY	65,675,000	USD	1,416,936	Goldman Sachs International	04/03/25	311,403
USD	8,673,756	MXN	173,233,129	Goldman Sachs International	04/25/25	235,325
USD	8,955,135	MXN	180,574,019	Goldman Sachs International	04/25/25	159,118
USD	3,104,730	MXN	62,648,163	Goldman Sachs International	04/25/25	53,049
USD	6,350,769	CLP	6,011,003,086	Goldman Sachs International	04/25/25	20,841
USD	1,081,224	MXN	21,858,031	Goldman Sachs International	04/25/25	16,489
USD	126,603	MXN	2,622,352	Goldman Sachs International	04/25/25	(1,136)
USD	3,783,547	MXN	77,838,917	Goldman Sachs International	04/25/25	(8,097)
TRY	198,459,074	USD	4,213,568	Goldman Sachs International	11/10/25	(82,233)
USD	33,091,654	BRL	205,979,000	Goldman Sachs International	01/05/26	(605,547)
USD	3,781,476	BRL	22,118,309	HSBC Bank USA N.A.	04/25/25	(78,538)
USD	6,156,146	CLP	5,730,756,470	Morgan Stanley Capital Services LLC	04/25/25	121,333
BRL	34,577,677	USD	5,997,550	Morgan Stanley Capital Services LLC	04/25/25	36,832
CNY	191,731	USD	26,378	Morgan Stanley Capital Services LLC	04/25/25	265
MXN	85,197,106	USD	4,171,178	Morgan Stanley Capital Services LLC	04/25/25	(21,106)
USD	5,900,580	MXN	120,419,933	State Street Bank and Trust Co.	04/25/25	34,754
USD	4,252,999	MXN	87,025,116	State Street Bank and Trust Co.	04/25/25	13,883
MXN	63,308,434	USD	3,147,768	State Street Bank and Trust Co.	04/25/25	(63,924)
BRL	37,891,585	USD	6,391,752	Wells Fargo Bank, N.A.	04/25/25	220,963
USD	6,295,535	MXN	127,014,315	Wells Fargo Bank, N.A.	04/25/25	108,488
MXN	20,047,500	USD	1,000,000	Wells Fargo Bank, N.A.	04/25/25	(23,458)
USD	3,476,665	BRL	20,145,532	Wells Fargo Bank, N.A.	04/25/25	(39,068)
MXN	127,649,724	USD	6,367,618	Wells Fargo Bank, N.A.	04/25/25	(149,619)
						$(168,906)

At March 31, 2025, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	55	06/30/25	$11,394,453	$3,691
U.S. Treasury 5-Year Note	2,570	06/30/25	277,961,563	3,129,037
			$289,356,016	$3,132,728
Short Contracts:
U.S. Treasury 10-Year Note	(549)	06/18/25	(61,059,094)	(840,552)
U.S. Treasury Long Bond	(360)	06/18/25	(42,221,250)	(492,958)
U.S. Treasury Ultra 10-Year Note	(1,086)	06/18/25	(123,939,750)	(1,733,051)
U.S. Treasury Ultra Long Bond	(201)	06/18/25	(24,572,250)	(27,812)
			$(251,792,344)	$(3,094,373)

At March 31, 2025, the following centrally cleared credit default swaps were outstanding for Voya Strategic Income Opportunities Fund:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX Emerging Markets Index Series 43, Version 1	Buy	(1.000)	06/20/30	USD	107,100,000	$4,084,107	$335,607
						$4,084,107	$335,607

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

(1)	If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.730%	Annual	03/05/30	USD	4,000,000	$9,733	$9,733
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	8,327,900	145,055	145,055
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	10,727,000	172,082	172,082
Receive	1-day Secured Overnight Financing Rate	Annual	4.143	Annual	02/18/30	USD	13,000,000	(270,219)	(270,219)
Receive	1-day Secured Overnight Financing Rate	Annual	4.211	Annual	02/14/30	USD	14,000,000	(333,110)	(333,110)
								$(276,459)	$(276,459)

At March 31, 2025, the following OTC interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
Pay	1-day Overnight Brazil Interbank Deposit	At Termination Date	Goldman Sachs International	14.133%	At Termination Date	01/03/28	BRL	132,434,278	$(319,068)	$—	$(319,068)
Pay	1-day COP-IBR-BANREP	Quarterly	BNP Paribas	8.390%	Quarterly	02/03/30	COP	39,856,231,000	(83,076)	—	(83,076)
Pay	1-day COP-IBR-BANREP	Quarterly	Goldman Sachs International	8.370%	Quarterly	02/04/30	COP	40,556,231,000	(92,073)	—	(92,073)
									$(494,217)	$—	$(494,217)

At March 31, 2025, the following OTC total return swaps were outstanding for Voya Strategic Income Opportunities Fund:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination Date	(1-day SOFR)	At Termination Date	Morgan Stanley Capital Services LLC	09/20/25	USD	30,000,000	$(51,000)	$(309,304)	$258,304
Receive	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination Date	(1-day SOFR)	At Termination Date	Morgan Stanley Capital Services LLC	12/20/25	USD	62,000,000	(775,000)	(571,413)	(203,587)
Receive	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination Date	(1-day SOFR)	At Termination Date	Morgan Stanley Capital Services LLC	12/22/25	USD	30,000,000	(246,000)	(221,663)	(24,337)
									$(1,072,000)	$(1,102,380)	$30,380

(1)	The fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

At March 31, 2025, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:

Pay/		Volatility						Unrealized
Receive		Strike		Maturity		Notional		Appreciation
Volatility(1)	Reference Entity	Rate	Counterparty	Date	Currency	Amount	Fair Value	(Depreciation)
Pay	USD vs. MXN Spot Exchange Rate	14.200%	Goldman Sachs International	01/20/26	USD	117,000	$84,955	$84,955
Pay	EUR vs. USD Spot Exchange Rate	8.400%	Morgan Stanley Capital Services LLC	02/10/26	USD	36,444,000	171,915	171,915
Pay	USD vs. MXN Spot Exchange Rate	13.500%	Morgan Stanley Capital Services LLC	06/12/25	USD	117,000	3,306	3,306
Pay	USD vs. MXN Spot Exchange Rate	14.500%	Morgan Stanley Capital Services LLC	02/04/26	USD	58,500	64,081	64,081
Receive	USD vs. INR Spot Exchange Rate	4.325%	BNP Paribas	02/10/26	USD	36,444,000	82,343	82,343
							$406,600	$406,600

At March 31, 2025, the following OTC written credit default swaptions were outstanding for Voya Strategic Income Opportunities Fund:

				(Pay)/
				Receive
			Exercise	Exercise	Strike	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate (%)	Rate	Price	Date	Amount		Received	Value
Put on 5-Year		CDX North America High
Credit Default	JPMorgan Chase	Yield Index Series 43,
Swap	Bank N.A.	Version 1	5.000	Receive	104.500%	04/16/25	USD	$10,500,000	$(61,950)	$(42,314)
Put on 5-Year		CDX North America High
Credit Default	Goldman Sachs	Yield Index Series 43,
Swap	International	Version 1	5.000	Receive	104.000%	05/21/25	USD	42,153,000	(323,103)	(348,501)
									$(385,053)	$(390,815)

At March 31, 2025, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

		Expiration	Exercise
Description	Counterparty	Date	Price	Notional Amount		Cost	Fair Value
Put USD vs. Call JPY	Nomura International PLC	08/21/25	135.000	USD	1,172,000	$124,303	$95,750
						$124,303	$95,750

At March 31, 2025, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:

		Expiration	Exercise			Premiums
Description	Counterparty	Date	Price	Notional Amount		Received	Fair Value
Call USD vs. Put TRY	Deutsche Bank AG	11/07/25	47.000	USD	11,716,000	$1,055,612	$(1,020,783)
Put USD vs. Call TRY	Deutsche Bank AG	05/29/25	38.500	USD	11,716,000	$161,739	$(71,275)
						$1,217,351	$(1,092,058)

At March 31, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

			Pay/ Receive					Premium receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration		Notional	(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date		Amount	at expiration(2)	(Depreciation)
Call on 10-Year Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	22,347,000	$(404,481)	$415,338
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	20,819,720	(874,428)	(188,903)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	22,958,000	(4,017,650)	750,420
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	22,383,000	(435,651)	(113,350)
Put on 10-Year Interest Rate Swap	UBS AG	3.000%	Pay	6-month EUR-EUIRBOR	12/15/25	EUR	16,787,000	(326,733)	(85,011)
Put on 20-Year Interest Rate Swap	Goldman Sachs International	2.100%	Pay	6-month EUR-EURIBOR	02/12/35	EUR	11,452,000	(1,591,226)	374,310
Put on 20-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	2.100%	Pay	6-month EUR-EURIBOR	02/12/35	EUR	11,452,000	(1,588,750)	376,225
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	53,680,100	(9,662,418)	1,535,295
								$(18,901,337)	$3,064,324

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

At March 31, 2025, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:

			Pay/ Receive					Premium receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(1)	Rate	Index	Date	Amount		at expiration(2)	(Depreciation)
Put on 10-Year Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	1-day Secured Overnight Financing Rate	11/27/34	USD	22,347,000	$404,481	$(559,129)
Put on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	5.540%	Receive	1-day Secured Overnight Financing Rate	08/14/34	USD	20,819,720	874,428	(133,665)
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	22,383,000	181,521	67,568
Put on 10-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	22,383,000	266,231	73,594
Put on 10-Year Interest Rate Swap	UBS AG	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	16,787,000	157,921	72,121
Put on 10-Year Interest Rate Swap	UBS AG	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	16,787,000	181,518	37,323
Put on 5-Year Interest Rate Swap	Goldman Sachs International	3.000%	Receive	6-month EUR-EURIBOR	02/12/30	EUR	34,355,000	817,260	(282,933)
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	3.000%	Receive	6-month EUR-EURIBOR	02/12/30	EUR	34,355,000	817,260	(282,934)
								$3,700,620	$(1,008,055)

(1)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

The following sales commitments were held by the Voya Strategic Income Opportunities Fund at March 31, 2025:

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(3,300,000)	G2SF, 6.500%, due 04/15/55	04/21/25	$(3,365,896)
(10,200,000)	Ginnie Mae, 3.500%, due 04/20/54	04/21/25	(9,332,251)
(10,000,000)	Ginnie Mae, 4.000%, due 04/15/55	04/21/25	(9,360,461)
(14,700,000)	Ginnie Mae, 6.000%, due 04/20/55	04/21/25	(14,921,196)
(20,000,000)	Uniform Mortgage-Backed Securities, 4.500%, due 04/15/55	04/14/25	(19,129,348)
(10,000,000)	Uniform Mortgage-Backed Securities, 5.500%, due 04/15/55	04/14/25	(9,986,707)
	Total Sales Commitments
	Proceeds receivable $(65,840,732)		$(66,095,859)

Currency Abbreviations:

BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan
COP	—	Colombian Peso
EUR	—	EU Euro
MXN	—	Mexican Peso
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$95,750
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,508,450
Credit Contracts	Unrealized appreciation on forward premium swaptions	109,444
Interest rate contracts	Unrealized appreciation on forward premium swaptions	3,592,750
Interest rate contracts	Variation margin receivable on futures contracts**	3,132,728
Credit contracts	Variation margin receivable on centrally cleared swaps**	335,607
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	326,870
Foreign exchange contracts	Unrealized appreciation on OTC swap agreements	406,600
Interest rate contracts	Unrealized appreciation on OTC swap agreements	258,304
Total Asset Derivatives		$9,766,503

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,677,356
Interest rate contracts	Unrealized depreciation on forward premium swaptions	1,645,925
Interest rate contracts	Variation margin payable on futures contracts**	3,094,373
Interest rate contracts	Variation margin payable on centrally cleared swaps**	603,329
Interest rate contracts	Upfront payments received on OTC swap agreements	1,102,380
Interest rate contracts	Unrealized depreciation on OTC swap agreements	722,141
Credit contracts	Written options, at fair value	390,815
Foreign exchange contracts	Written options, at fair value	1,092,058
Total Liability Derivatives		$10,328,377

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$1,929,750	$—	$1,929,750
Equity contracts	—	—	1,010,047	—	—	1,010,047
Foreign exchange contracts	(1,103,709)	301,731	—	(761,442)	(380,112)	(1,943,531)
Interest rate contracts	(4,024,473)	—	(2,543,911)	(5,220,090)	5,515,822	(6,272,651)
Total	$(5,128,182)	$301,731	$(1,533,864)	$(4,051,782)	$5,135,710	$(5,276,385)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$335,607	$103,682	$439,289
Foreign exchange contracts	1,147,094	1,037,117	—	458,841	(41,756	2,601,297
Interest rate contracts	4,448,747	—	2,250,908	1,216,588	(2,919,222)	4,997,021
Total	$5,595,841	$1,037,117	$2,250,908	$2,011,036	$(2,857,296)	$8,037,607

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of March 31, 2025 (continued)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2025:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura International PLC
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$95,750
Forward foreign currency contracts	—	—	98,737	—	—	76,970	796,225	—	—	158,430	—
Forward premium swaptions	—	2,701,053	—	—	—	—	374,310	—	—	517,387	—
OTC volatility swaps	—	—	82,343	—	—	—	84,955	—	—	239,302	—
Total Assets	$—	$2,701,053	$181,080	$—	$—	$76,970	$1,255,490	$—	$—	$915,119	$95,750
Liabilities:
Forward foreign currency contracts	$368,733	$2,847	$170,984	$1,741	$60,325	$—	$697,013	$78,538	$—	$21,106	$—
Forward premium swaptions	—	559,129	—	—	—	—	282,933	—	322,568	396,284	—
OTC interest rate swaps	—	—	83,076	—	—	—	411,141	—	—	—	—
OTC total return swaps	—	—	—	—	—	—	—	—	—	1,072,000	—
Written options	—	—	—	—	—	1,092,058	348,501	—	42,314	—	—
Total Liabilities	$368,733	$561,976	$254,060	$1,741	$60,325	$1,092,058	$1,739,588	$78,538	$364,882	$1,489,390	$—
Net OTC derivative instruments by counterparty, at fair value	$(368,733)	$2,139,077	$(72,980)	$(1,741)	$(60,325)	$(1,015,088)	$(484,098)	$(78,538)	$(364,882)	$(574,271)	$95,750
Total collateral pledged by the Fund/(Received from counterparty)	$368,733	$(1,910,000)	$—	$—	$—	$1,015,088	$484,098	$—	$—	$—	$—
Net Exposure(1),(2)	$—	$229,077	$(72,980)	$(1,741)	$(60,325)	$—	$—	$(78,538)	$(364,882)	$(574,271)	$95,750

	State Street Bank and Trust Co.	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Purchased options	$—	$—	$—	$95,750
Forward foreign currency contracts	48,637	—	329,451	1,508,450
Forward premium swaptions	—	109,444	—	3,702,194
OTC volatility swaps	—	—	—	406,600
Total Assets	$48,637	$109,444	$329,451	$5,712,994
Liabilities:
Forward foreign currency contracts	$63,924	$—	$212,145	$1,677,356
Forward premium swaptions	—	85,011	—	1,645,925
OTC interest rate swaps	—	—	—	494,217
OTC total return swaps	—	—	—	1,072,000
Written options	—	—	—	1,482,873
Total Liabilities	$63,924	$85,011	$212,145	$6,372,371
Net OTC derivative instruments by counterparty, at fair value	$(15,287)	$24,433	$117,306	$(659,377)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$(42,081)
Net Exposure(1),(2)	$(15,287)	$24,433	$117,306	$(701,458)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At March 31, 2025, the Fund had pledged $420,000, $1,050,000 and $1,330,000 to Bank of America N.A., Deutsche Bank AG and Goldman Sachs International, respectively. In addition, the Fund had received $1,910,000 and $20,000 from Barclays Bank PLC and BNP Paribas, respectively. Excess cash collateral is not shown for financial reporting purposes.

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,210,266,413.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$31,622,165
Gross Unrealized Depreciation	(73,849,399)
Net Unrealized Depreciation	$(42,227,234)

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2025, were as follows:

		Per Share			Per Share
Fund Name	Type	Amount	Fund Name	Type	Amount
Voya GNMA Income Fund			Voya Short Duration Bond Fund
Class A	NII	$0.2433	Class A	NII	$0.4165
Class C	NII	$0.1871	Class C	NII	$0.3467
Class I	NII	$0.2659	Class I	NII	$0.4413
Class R6	NII	$0.2697	Class R	NII	$0.3946
Class W	NII	$0.2627	Class R6	NII	$0.4465
			Class W	NII	$0.4411
Voya High Yield Bond Fund			Voya Short Duration High Income Fund
Class A	NII	$0.4392	Class A	NII	$0.7798
Class C	NII	$0.3868	Class C	NII	$0.7119
Class I	NII	$0.4622	Class I	NII	$0.8051
Class R	NII	$0.4219	Class R6	NII	$0.8051
Class R6	NII	$0.4675	All Classes	STCG	$0.0808
Class W	NII	$0.4572	All Classes	LTCG	$0.0170
Voya Intermediate Bond Fund			Voya Strategic Income Opportunities Fund
Class A	NII	$0.3808	Class A	NII	$0.4851
Class C	NII	$0.3149	Class C	NII	$0.4097
Class I	NII	$0.4125	Class I	NII	$0.5078
Class R	NII	$0.3594	Class R	NII	$0.4583
Class R6	NII	$0.4180	Class R6	NII	$0.5127
Class W	NII	$0.4023	Class W	NII	$0.5070

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Pursuant to Internal Revenue Code Section 871(k)(1), the Funds designate the following percentages of net investment income distributions as interest-related dividends:

Voya GNMA Income Fund	99.99%
Voya High Yield Bond Fund	83.19%
Voya Intermediate Bond Fund	81.79%
Voya Short Duration Bond Fund	77.90%
Voya Short Duration High Income Fund	85.72%
Voya Strategic Income Opportunities Fund	81.09%

The Funds designate the following amount of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Short Duration High Income Fund	$346,958

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Funds Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya GNMA Income Fund, Voya High Yield Bond Fund, Voya Intermediate Bond Fund, Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund), Voya Short Duration High Income Fund, and Voya Strategic Income Opportunities Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in the management fee schedules that will result in a lower management fee rate if and when a Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12,

2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya GNMA Income Fund

In considering whether to approve the renewal of the Contracts for Voya GNMA Income Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year and ten-year periods and the second quintile for the year-to-date, one-year and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the fourth quintile; (b) the Fund's contractual management fee rate is ranked in the fourth quintile; and (c) the Fund's net expense ratio is ranked in the fourth quintile.

In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.

Voya High Yield Bond Fund

In considering whether to approve the renewal of the Contracts for Voya High Yield Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the third quintile of its Morningstar category for the ten-year period and the fourth quintile for the year-to-date,

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

one-year, three-year and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding the (1) competitiveness of the Fund’s performance during certain periods; and (2) the changes to the Fund’s portfolio management team in May 2023.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the fourth quintile; (b) the Fund's contractual management fee rate is ranked in the fourth quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s net expense ratio.

Voya Intermediate Bond Fund

In considering whether to approve the renewal of the Contracts for Voya Intermediate Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the year-to-date and one-year periods, and the third quintile for the three-year and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the first quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the first quintile.

Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund)

In considering whether to approve the renewal of the Contracts for Voya Short Duration Bond Fund (formerly, Voya Short Term Bond Fund), the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the third quintile of its Morningstar category for the three-year, five-year and ten-year periods, the fourth quintile for the one-year period and the fifth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented.

In analyzing this performance data, the Board took into account management’s representations regarding the competitiveness of the Fund’s performance during certain periods.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the second quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the first quintile.

Voya Short Duration High Income Fund

In considering whether to approve the renewal of the Contracts for Voya Short Duration High Income Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year period and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the first quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the first quintile.

Voya Strategic Income Opportunities Fund

In considering whether to approve the renewal of the Contracts for Voya Strategic Income Opportunities Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the ten-year period, the second quintile for the one-year period and the third quintile for the year-to-date, three-year

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

and five-year periods; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

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Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163059 (0325)

Annual Financial Statements and Other Information

March 31, 2025

Voya Government Money Market Fund

Classes A, C, I, R6 and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180 and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.come/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Please note that your investment: is not a bank deposit, is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will achieve its investment objective. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Government Money Market Fund (the “Fund”) (one of the funds constituting Voya Funds Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Funds Trust) at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 29, 2025

1

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025

ASSETS:
Short-term investments at amortized cost	$215,128,755
Repurchase agreements	116,413,000
Cash	84,493
Receivables:
Investment securities sold	128,103,558
Fund shares sold	19,882,929
Interest	445,836
Prepaid expenses	66,928
Reimbursement due from Investment Adviser	37,964
Other assets	22,813
Total assets	480,186,276

LIABILITIES:
Income distribution payable	3,992
Payable for investment securities purchased	49,876,347
Payable for fund shares redeemed	5,545,330
Payable for investment management fees	125,551
Payable for distribution and shareholder service fees	1,850
Payable to trustees under the deferred compensation plan (Note 5)	22,813
Payable for trustee fees	968
Other accrued expenses and liabilities	226,330
Total liabilities	55,803,181
NET ASSETS	$424,383,095

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$424,384,058
Total distributable loss	(963)
NET ASSETS	$424,383,095

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025 (continued)

Class A
Net assets	$346,681,938
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	346,677,659
Net asset value and redemption price per share†	$1.00

Class C
Net assets	$2,202,203
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	2,202,176
Net asset value and redemption price per share†	$1.00

Class I
Net assets	$65,536,918
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	65,536,114
Net asset value and redemption price per share	$1.00

Class R6
Net assets	$3,453,712
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,453,673
Net asset value and redemption price per share	$1.00

Class W
Net assets	$6,508,324
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,508,243
Net asset value and redemption price per share	$1.00

†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the year ended March 31, 2025

INVESTMENT INCOME:
Dividends	$320,325
Interest	18,610,072
Other	2,077
Total investment income	18,932,474
EXPENSES:
Investment management fees	1,353,313
Distribution and shareholder service fees:
Class C	22,232
Transfer agent fees:
Class A	328,587
Class C	2,419
Class I	39,960
Class R6(1)	72
Class W	8,560
Shareholder reporting expense	17,635
Registration fees	118,177
Professional fees	40,552
Custody and accounting expense	18,670
Trustee fees	9,681
Miscellaneous expense	17,628
Total expenses	1,977,486
Waived and reimbursed fees	(595,894)
Net expenses	1,381,592
Net investment income	17,550,882
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	244,053
Increase in net assets resulting from operations	$17,794,935

(1) Class R6 shares of the fund commenced operations on June 11, 2024.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2025	Year Ended March 31, 2024
FROM OPERATIONS:
Net investment income	$17,550,882	$15,563,243
Net realized gain	244,053	44,938
Increase in net assets resulting from operations	17,794,935	15,608,181
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(14,330,320)	(12,215,598)
Class C	(81,158)	(84,235)
Class I	(2,916,036)	(2,815,104)
Class R6(1)	(98,703)	—
Class W	(355,462)	(448,234)
Total distributions	(17,781,679)	(15,563,171)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,636,193,747	1,474,342,746
Reinvestment of distributions	17,705,527	15,507,497
	1,653,899,274	1,489,850,243
Cost of shares redeemed	(1,567,924,744)	(1,428,809,700)
Net increase in net assets resulting from capital share transactions	85,974,530	61,040,543
Net increase in net assets	85,987,786	61,085,553
NET ASSETS:
Beginning of year or period	338,395,309	277,309,756
End of year or period	$424,383,095	$338,395,309

(1) Class R6 shares of the fund commenced operations on June 11, 2024.

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less Distributions							Ratios to average net assets						Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)		Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)	(%)		($000’s)	(%)
Class A
03-31-25	1.00	0.05	•	—		0.05	0.05	0.00*	—	0.05	—	1.00	4.74	0.51	0.35	(4)	0.35	4.54		346,682	—
03-31-24	1.00	0.05	•	0.00	*	0.05	0.05	—	—	0.05	—	1.00	5.04	0.57	0.39	(5)	0.39	4.93		265,846	—
03-31-23	1.00	0.03		(0.01)		0.02	0.02	—	—	0.02	—	1.00	2.48	0.62	0.39	(6)	0.39	2.63		217,392	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00*	—	0.00*	—	0.00*	—	1.00	0.09	0.64	0.05	(7)	0.05	(0.00	)*	156,626	—
03-31-21	1.00	0.00	*•	0.00	*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.04	0.68	0.11	(8)	0.11	0.01		156,808	—
Class C
03-31-25	1.00	0.04	•	—		0.04	0.04	0.00*	—	0.04	—	1.00	3.70	1.51	1.35	(4)	1.35	3.60		2,202	—
03-31-24	1.00	0.04	•	0.00	*	0.04	0.04	—	—	0.04	—	1.00	3.99	1.57	1.39	(5)	1.39	3.92		2,116	—
03-31-23	1.00	0.02	•	0.00	*	0.02	0.02	—	—	0.02	—	1.00	1.63	1.62	1.23	(6)	1.23	1.62		2,220	—
03-31-22	1.00	0.00	*•	0.00	*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	1.64	0.05	(7)	0.05	0.00	*	2,015	—
03-31-21	1.00	0.00	*•	0.00	*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.03	1.68	0.11	(8)	0.11	0.01		2,321	—
Class I
03-31-25	1.00	0.05	•	—		0.05	0.05	0.00*	—	0.05	—	1.00	4.74	0.47	0.35	(4)	0.35	4.58		65,537	—
03-31-24	1.00	0.05	•	0.00	*	0.05	0.05	—	—	0.05	—	1.00	5.04	0.48	0.39	(5)	0.39	4.93		58,966	—
03-31-23	1.00	0.03		(0.01)		0.02	0.02	—	—	0.02	—	1.00	2.48	0.49	0.39	(6)	0.39	2.63		56,466	—
03-31-22	1.00	(0.00	)*•	0.00	*	0.00*	—	0.00*	—	0.00*	—	1.00	0.09	0.50	0.05	(7)	0.05	(0.00	)*	41,745	—
03-31-21	1.00	0.00	*•	0.00	*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.03	0.57	0.11	(8)	0.11	0.01		45,260	—
Class R6
06-11-24(9)-03-31-25	1.00	0.03	•	0.01		0.04	0.04	0.00*	—	0.04	—	1.00	3.71	0.41	0.35	(4)	0.35	4.18		3,454	—
Class W
03-31-25	1.00	0.05	•	—		0.05	0.05	0.00*	—	0.05	—	1.00	4.74	0.51	0.35	(4)	0.35	4.65		6,508	—
03-31-24	1.00	0.05	•	0.00	*	0.05	0.05	—	—	0.05	—	1.00	5.04	0.57	0.39	(5)	0.39	4.99		11,467	—
03-31-23	1.00	0.03	•	(0.01)		0.02	0.02	—	—	0.02	—	1.00	2.50	0.62	0.39	(6)	0.39	3.37		1,232	—
03-31-22	1.00	0.00	*•	0.00	*	0.00*	—	0.00*	—	0.00*	—	1.00	0.09	0.64	0.05	(7)	0.05	0.00	*	173	—
03-31-21	1.00	0.00	*•	0.00	*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.04	0.68	0.11	(8)	0.11	0.01		386	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, R6 and W, respectively, in order to maintain a net yield of not less than zero.
(5)	Expense ratios reflect waivers of 0.00%, 0.00%, 0.00% and 0.00% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.
(6)	Expense ratios reflect waivers of 0.01%, 0.18%, 0.01% and 0.01% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.
(7)	Expense ratios reflect waivers of 0.35%, 1.35%, 0.35% and 0.35% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

(8)	Expense ratios reflect waivers of 0.30%, 1.30%, 0.30% and 0.30% of management fees, distribution and shareholder servicing fees for Classes A, C, I, and W, respectively, in order to maintain a net yield of not less than zero.
(9)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Government Money Market Fund (“Government Money Market” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares 8 years after purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board

("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Fund’s Board of Trustees (“Board”) has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Fund, there can be no assurance that the Fund’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or pricing committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures. The Board has also designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s).

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is generally short, from overnight to one week (although it may extend over a number of months), while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the Fund.

Please refer to the table within the Portfolio of Investments for open repurchase agreements subject to the MRA on a net basis at March 31, 2025.

G. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2)

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

H. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Class C shares of the Fund have a service and distribution plan (the “Plan”), whereby the Distributor is paid an annual fee at the rate of 1.00% for Class C shares of the value of average daily net assets of the class for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class C shares. Pursuant to the Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s Class C shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

The Distributor and Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist the Fund in maintaining a net yield of not less than zero through August 1, 2025. There is no guarantee the Fund will maintain such a yield. Distribution and shareholder servicing fees waived are not subject to recoupment. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser within three years subject to certain restrictions. For the year ended March 31, 2025, there were no waivers or reimbursements necessary to assist the Fund in maintaining a net yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations.

As of March 31, 2025, separate amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

March 31,
2026	2027	2028	Total
$25,222	$—	$—	$25,222

The Distributor may also retain the proceeds of the contingent deferred sales charge paid by shareholders

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 4 — DISTRIBUTION AND SERVICE FEES (continued)

upon certain redemptions for Class C shares. For the year ended March 31, 2025, the Distributor retained the following amounts in sales charges:

Class C
Initial Sales Charges:	$—
Contingent Deferred Sales Charges:	$810

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	22.39%

Voya Investments Distributor, LLC	8.01

Voya Retirement Insurance and Annuity Company	26.77

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2025, the per account fees for affiliated recordkeeping services paid by the Fund were $255,630.

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Class A	Class C	Class I	Class R6	Class W
0.35%	1.35%	0.35%	0.35%	0.35%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of March 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

March 31,
2026	2027	2028	Total
$207,322	$62,718	$218,327	$488,367

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2025 are as follows:

	March 31,
	2026	2027	2028	Total
Class A	$258,466	$409,470	$326,892	$994,828
Class C	2,972	3,694	2,408	9,074
Class I	—	43,086	39,697	82,783
Class R6	—	—	72	72
Class W	1,457	14,528	8,498	24,483

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective June 10, 2024, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 7 — LINE OF CREDIT (continued)

$400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

generally must be made within 60 days after the date of a revolving credit advance. During the year ended March 31, 2025, the Fund did not utilize the line of credit.

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
3/31/2025	1,605,921,702	—	14,260,508	(1,539,356,512)	—	80,825,698	1,605,921,702	—	14,260,508	(1,539,356,512)	—	80,825,698
3/31/2024	1,430,435,227	—	12,170,677	(1,394,187,271)	—	48,418,633	1,430,435,227	—	12,170,677	(1,394,187,271)	—	48,418,633
Class C
3/31/2025	524,391	—	80,661	(518,499)	—	86,553	524,391	—	80,661	(518,499)	—	86,553
3/31/2024	480,854	—	83,555	(669,070)	—	(104,661)	480,854	—	83,555	(669,070)	—	(104,661)
Class I
3/31/2025	21,532,320	—	2,910,192	(17,874,537)	—	6,567,975	21,532,320	—	2,910,192	(17,874,537)	—	6,567,975
3/31/2024	23,042,711	—	2,805,031	(23,356,641)	—	2,491,101	23,042,711	—	2,805,031	(23,356,641)	—	2,491,101
Class R6
6/11/2024(1)-
3/31/2025	5,565,162	—	98,705	(2,210,194)	—	3,453,673	5,565,162	—	98,705	(2,210,194)	—	3,453,673
Class W
3/31/2025	2,650,172	—	355,461	(7,965,002)	—	(4,959,369)	2,650,172	—	355,461	(7,965,002)	—	(4,959,369)
3/31/2024	20,383,954	—	448,234	(10,596,718)	—	10,235,470	20,383,954	—	448,234	(10,596,718)	—	10,235,470

(1) Commencement of operations

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/ tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended	Year Ended
March 31, 2025	March 31, 2024
Ordinary	Ordinary
Income	Income
$17,781,679	$15,563,171

The tax-basis components of distributable earnings as of March 31, 2025, were:

Undistributed	Unrealized		Total
Ordinary	Appreciation/		Distributable
Income	(Depreciation)	Other	Earnings/(Loss)
$3,032	$(3)	$(3,992)	$(963)

At March 31, 2025, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — SEGMENT REPORTING (continued)

other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — SUBSEQUENT EVENTS

Dividends. Subsequent to March 31, 2025, the Fund declared dividends and distributions of:

		Per Share
	Type	Amount	Payable Date	Record Date
Class A	NII	$0.0033	May 1, 2025	Daily
Class C	NII	$0.0025	May 1, 2025	Daily
Class I	NII	$0.0033	May 1, 2025	Daily
Class R6	NII	$0.0033	May 1, 2025	Daily
Class W	NII	$0.0033	May 1, 2025	Daily
All Classes	STCG	$0.0000*	May 1, 2025	April 29, 2025

NII – Net investment income
STCG – Short-term capital gain
* Amount rounds to $0.0000.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS
AS OF MARCH 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY DEBT: 33.6%
73,000,000 (1)	United States Treasury Bill, 4.010%, 04/15/2025	$72,880,000	17.2
14,000,000 (1)	United States Treasury Bill, 4.210%, 05/20/2025	13,919,681	3.3
50,000,000	United States Treasury Bill, 4.311%, 04/22/2025	49,876,289	11.7
6,000,000 (2)	United States Treasury Floating Rate Notes, 4.400%, (USBMMY3M + 0.169%), 04/30/2025	6,000,526	1.4
		142,676,496	33.6
	Total U.S. Treasury Debt
	(Cost $142,676,496)	142,676,496	33.6
U.S. GOVERNMENT AGENCY DEBT: 17.1%
2,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.410%, (SOFRRATE + 0.000%), 08/20/2025	2,000,000	0.5
3,250,000 (2)	Federal Farm Credit Banks Funding Corp., 4.410%, (SOFRRATE + 0.070%), 11/20/2025	3,250,000	0.8
1,500,000 (2)	Federal Farm Credit Banks Funding Corp., 4.760%, (SOFRRATE + 0.350%), 11/25/2025	1,502,751	0.4
22,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.390%, (SOFRRATE + 0.050%), 01/28/2026	22,000,988	5.2
3,900,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.405%, (SOFRRATE + 0.065%), 09/05/2025	3,900,000	0.9
15,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0003, 4.395%, (SOFRRATE + (0.015)%), 06/20/2025	15,000,000	3.5
4,000,000 (2)	Federal Home Loan Banks, 4.440%, (SOFRRATE + 0.030%), 04/10/2025	4,000,000	0.9
4,500,000 (2)	Federal Home Loan Banks, 4.460%, (SOFRRATE + 0.050%), 08/21/2025	4,500,000	1.1
4,000,000 (2)	Federal Home Loan Banks, 4.475%, (SOFRRATE + 0.065%), 09/16/2025	4,000,000	0.9
9,350,000 (2)	Federal Home Loan Banks 0001, 4.500%, (SOFRRATE + 0.160%), 10/20/2025	9,354,495	2.2
		69,508,234	16.4

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
3,000,000	Federal Home Loan Mortgage Corp., 0.465%, 09/30/2025	$2,944,025	0.7
	Total U.S. Government Agency Debt
	(Cost $72,452,259)	72,452,259	17.1
U.S. TREASURY REPURCHASE AGREEMENTS: 27.4%
116,413,000	Deutsche Bank, Repurchase Agreement dated 03/31/2025, 4.350%, due 04/01/2025 $116,427,067 to be received upon repurchase (Collateralized by $120,204,000, various U.S. Treasuries, 0.000%, Market Value plus accrued interest $118,741,317 due 4/17/25-12/26/25)	116,413,000	27.4

	Total U.S. Treasury Repurchase Agreements
	(Cost $116,413,000)	116,413,000	27.4

	Total Investments in Securities
	(Cost $331,541,755)	$331,541,755	78.1

	Assets in Excess of Other Liabilities	92,841,340	21.9
	Net Assets	$424,383,095	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

15

Voya Government Money Market Fund	PORTFOLIO OF INVESTMENTS
As of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Signifiicant Other	Signifiicant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$72,452,259	$—	$72,452,259
U.S. Treasury Debt	—	142,676,496	—	142,676,496
U.S. Treasury Repurchase Agreements	—	116,413,000	—	116,413,000
Total Investments, at fair value	$—	$331,541,755	$—	$331,541,755

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of March 31, 2025:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$116,413,000	$(116,413,000)	$—
Totals	$116,413,000	$(116,413,000)	$—

(1)	Collateral with a fair value of $118,741,317 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $331,541,758.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	(3)
Net Unrealized Depreciation	$(3)

See Accompanying Notes to Financial Statements

16

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TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2025, were as follows:

Fund Name	Type	Per Share Amount
Voya Government Money Market Fund
Class A	NII	$0.0458
Class C	NII	$0.0358
Class I	NII	$0.0459
Class R6 (1)	NII	$0.0359
Class W	NII	$0.0458
All Classes	STCG	$0.0006

NII — Net investment income

STCG - Short-term capital gain

(1) Commenced operations on June 11, 2024.

Pursuant to Internal Revenue Code Section 871(k)(1), Voya Government Money Market Fund designates 98.32% of net investment income distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

18

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Funds Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Government Money Market Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

19

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management

fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without

20

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted

below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund outperformed its Morningstar category average for all periods presented; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the three-year and five-year period, during which outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the fourth quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

21

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ernst & Young LLP 200 Clarendon Street Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

163052 (0325)

Annual Financial Statements and Other Information

March 31, 2025

◼	Voya VACS Series EMHCD Fund

◼	Voya VACS Series HYB Fund

◼	Voya VACS Series SC Fund

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya VACS Series EMHCD Fund, Voya VACS Series HYB Fund and Voya VACS Series SC Fund and the Board of Trustees of Voya Separate Portfolios Trust and Voya Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya VACS Series EMHCD Fund, Voya VACS Series HYB Fund and Voya VACS Series SC Fund (collectively referred to as the “Funds”) (each a fund constituting Voya Separate Portfolios Trust, Voya Funds Trust and Voya Separate Portfolios Trust, respectively (collectively referred to as the “Trusts”)), including the portfolios of investments, as of March 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at March 31, 2025 and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the Trusts	Statement of Operations	Statements of changes in net assets	Financial highlights
Voya VACS Series EMHCD Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from February 17, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series HYB Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from February 24, 2023 (commencement of operations) through March 31, 2023
Voya VACS Series SC Fund	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the two years in the period ended March 31, 2025 and the period from March 03, 2023 (commencement of operations) through March 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trusts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation

1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 29, 2025

2

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2025

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
ASSETS:
Investments in securities at fair value+*	$106,096,386	$165,555,314	$183,163,734
Short-term investments at fair value†	9,774,636	13,225,247	24,301,675
Cash	73,204	10,705	1,165,044
Cash collateral for futures contracts	97,498	–	564,390
Foreign currencies at value‡	441	–	–
Receivables:
Investment securities sold	768,280	1,886,475	381,897
Dividends	3,276	2,538	2,283
Interest	1,597,425	2,647,484	823,658
Variation margin on futures contracts	3,922	–	2,227
Prepaid expenses	13,043	19,846	15,877
Reimbursement due from Investment Adviser	–	–	46,385
Other assets	546	594	915
Total assets	118,428,657	183,348,203	210,468,085

LIABILITIES:
Income distribution payable	–	–	286,440
Payable for investment securities purchased	1,316,331	3,744,127	2,952,763
Payable for fund shares redeemed	2,699	50,560	20,407
Payable upon receipt of securities loaned	4,366,529	8,880,855	–
Payable to trustees under the deferred compensation plan (Note 5)	546	594	915
Payable for trustee fees	291	370	514
Payable for foreign capital gains tax	66,658	–	–
Other accrued expenses and liabilities	50,812	59,080	72,560
Total liabilities	5,803,866	12,735,586	3,333,599
NET ASSETS	$112,624,791	$170,612,617	$207,134,486

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$109,290,118	$168,865,577	$194,793,886
Total distributable earnings	3,334,673	1,747,040	12,340,600
NET ASSETS	$112,624,791	$170,612,617	$207,134,486

+ Including securities loaned at value	$4,229,395	$8,628,083	$—
* Cost of investments in securities	$103,435,387	$164,482,694	$171,581,227
† Cost of short-term investments	$9,775,158	$13,225,705	$24,304,604
‡ Cost of foreign currencies	$441	$—	$—

Net assets	$112,624,791	$170,612,617	$207,134,486
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	11,124,920	16,731,719	19,554,090
Net asset value and redemption price per share	$10.12	$10.20	$10.59

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the year ended March 31, 2025

	Voya VACS Series	Voya VACS Series	Voya VACS Series
	EMHCD Fund	HYB Fund	SC Fund
INVESTMENT INCOME:
Dividends	$36,717	$37,704	$56,995
Interest, net of foreign taxes withheld*	8,261,368	10,925,334	12,683,568
Securities lending income, net	20,460	47,917	—
Other	635	788	1,120
Total investment income	8,319,180	11,011,743	12,741,683

EXPENSES:
Transfer agent fees	530	432	320
Shareholder reporting expense	1,068	730	3,774
Registration fees	26,307	31,358	23,277
Professional fees	70,745	99,243	125,360
Custody and accounting expense	44,955	37,115	42,740
Trustee fees	2,907	3,696	5,145
Miscellaneous expense	11,049	13,679	13,468
Total expenses	157,561	186,253	214,084
Waived and reimbursed fees	—	—	(107,814)
Net expenses	157,561	186,253	106,270
Net investment income	8,161,619	10,825,490	12,635,413
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	4,087,379	978,232	1,003,356
Futures	(233,776)	—	1,099,242
Net realized gain	3,853,603	978,232	2,102,598
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(3,160,756)	(2,106,748)	2,840,554
Foreign currency related transactions	(1)	—	—
Futures	(56,011)	—	269,242
Net change in unrealized appreciation (depreciation)	(3,216,768)	(2,106,748)	3,109,796
Net realized and unrealized gain (loss)	636,835	(1,128,516)	5,212,394
Increase in net assets resulting from operations	$8,798,454	$9,696,974	$17,847,807

* Foreign taxes withheld	$488	$—	$—
^ Foreign capital gains taxes withheld	$20,237	$—	$—
# Change in foreign capital gains taxes accrued	$46,421	$—	$—

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series EMHCD Fund		Voya VACS Series HYB Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2025	2024	2025	2024
FROM OPERATIONS:
Net investment income	$8,161,619	$9,140,803	$10,825,490	$9,995,957
Net realized gain (loss)	3,853,603	2,392,274	978,232	(305,492)
Net change in unrealized appreciation (depreciation)	(3,216,768)	5,515,400	(2,106,748)	1,852,476
Increase in net assets resulting from operations	8,798,454	17,048,477	9,696,974	11,542,941
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(12,678,907)	(10,236,184)	(10,876,527)	(9,938,067)
Total distributions	(12,678,907)	(10,236,184)	(10,876,527)	(9,938,067)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,193,590	191,064	86,853,420	232,044
Reinvestment of distributions	12,678,907	10,236,184	10,863,512	9,938,067
	20,872,497	10,427,248	97,716,932	10,170,111
Cost of shares redeemed	(28,221,967)	(35,087,866)	(53,768,017)	(8,177,674)
Net increase (decrease) in net assets resulting from capital share transactions	(7,349,470)	(24,660,618)	43,948,915	1,992,437
Net increase (decrease) in net assets	(11,229,923)	(17,848,325)	42,769,362	3,597,311
NET ASSETS:
Beginning of year or period	123,854,714	141,703,039	127,843,255	124,245,944
End of year or period	$112,624,791	$123,854,714	$170,612,617	$127,843,255

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Series SC Fund
	Year Ended	Year Ended
	March 31,	March 31,
	2025	2024
FROM OPERATIONS:
Net investment income	$12,635,413	$11,457,211
Net realized gain (loss)	2,102,598	(1,237,582)
Net change in unrealized appreciation (depreciation)	3,109,796	8,940,471
Increase in net assets resulting from operations	17,847,807	19,160,100
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(12,613,918)	(11,969,446)
Total distributions	(12,613,918)	(11,969,446)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	55,669,247	4,851,900
Reinvestment of distributions	8,161,756	5,140,590
	63,831,003	9,992,490
Cost of shares redeemed	(64,445,145)	(51,131,440)
Net decrease in net assets resulting from capital share transactions	(614,142)	(41,138,950)
Net increase (decrease) in net assets	4,619,747	(33,948,296)
NET ASSETS:
Beginning of year or period	202,514,739	236,463,035
End of year or period	$207,134,486	$202,514,739

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya VACS Series EMHCD Fund
03-31-25	10.53	0.73	•	0.04	0.77	0.72	0.46	—	1.18	—	10.12	7.54	0.14	0.14	0.14	7.02	112,625	107
03-31-24	10.03	0.67	•	0.58	1.25	0.67	0.08	—	0.75	—	10.53	12.98	0.13	0.13	0.13	6.68	123,855	120
02-17-23(4)-03-31-23	10.00	0.07	•	0.03	0.10	0.07	—	—	0.07	—	10.03	0.98	0.08	0.08	0.08	6.43	141,703	14
Voya VACS Series HYB Fund
03-31-25	10.24	0.75	•	(0.03)	0.72	0.76	—	—	0.76	—	10.20	7.26	0.13	0.13	0.13	7.32	170,613	86
03-31-24	10.11	0.82	•	0.13	0.95	0.82	—	—	0.82	—	10.24	9.85	0.12	0.12	0.12	8.18	127,843	56
02-24-23(4)-03-31-23	10.00	0.08	•	0.11	0.19	0.08	—	—	0.08	—	10.11	1.86	0.07	0.07	0.07	8.38	124,241	2
Voya VACS Series SC Fund
03-31-25	10.33	0.64	•	0.26	0.90	0.64	—	—	0.64	—	10.59	8.97	0.10	0.05	0.05	6.14	207,134	28
03-31-24	10.00	0.54	•	0.36	0.90	0.50	0.07	—	0.57	—	10.33	9.21	0.08	0.05	0.05	5.32	202,515	16
03-03-23(4)-03-31-23	10.00	0.04	•	(0.01)	0.03	0.03	—	—	0.03	—	10.00	0.35	0.07	0.05	0.05	5.17	236,463	—

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025

NOTE 1 — ORGANIZATION

Voya Funds Trust is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). It was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya VACS Series HYB Fund (“HYB”), a diversified series of Voya Funds Trust.

Voya Separate Portfolios Trust is a Delaware statutory trust and is registered as an open-end management investment company under the 1940 Act. It was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fourteen separately managed series. This report is for Voya VACS Series EMHCD Fund (“EMHCD”), a non-diversified series of Voya Separate Portfolios Trust and Voya Series SC Fund (“SC”), a diversified series of Voya Separate Portfolios Trust.

Voya Funds Trust and Voya Separate Portfolios Trust are each a “Trust” and collectively referred to as the “Trusts.” HYB, EMHCD and SC are each a “Fund” and collectively referred as the “Funds.” The investment objective of the Funds is described in each Fund’s Prospectus.

The Funds do not have a share class designation. All shareholders are allocated the common expenses of a fund and earn income and realized gains/ losses from a fund. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent each Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Each Fund’s investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow each Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of their investment objectives, each Fund may seek to increase or decrease their exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Foreign Exchange Rate Risk. To the extent that each Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Each Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

Each Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Fund’s Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between a Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Fund’s Master Agreements.

There were no open OTC derivatives for any Fund at March 31, 2025.

E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. The Funds intend to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.

Upon entering into a futures contract, each Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2025, EMHCD and SC had purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended March 31, 2025, the Funds had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
EMHCD	$16,708,338	$14,169,206
SC	47,413,351	24,523,266

Please refer to the tables within the Portfolio of Investments for open futures contracts at March 31, 2025. HYB did not enter into any futures contracts during the year ended March 31, 2025.

F. Distributions to Shareholders. Each Fund records distributions to the shareholders on the ex-dividend date. The Funds distribute capital gains, if any, annually. The Funds declare dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Each Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

J. Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
EMHCD	$119,188,842	$132,736,513
HYB	163,753,892	122,441,268
SC	50,737,918	65,667,884

U.S. government securities not included above were as follows:

	Purchases	Sales
HYB	$1,653,351	$—
SC	1,650,750	1,729,846

NOTE 4 — INVESTMENT MANAGEMENT FEES

Each Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

There is no management fee charged per the Management Agreement for EMHCD, HYB, and SC.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages each Fund’s assets in accordance with each Fund’s investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:

Subsidiary/ Affiliated Investment Company	Fund	Percentage

Voya Balanced Income Portfolio	EMHCD	9.17%
	HYB	17.44
	SC	15.65

Voya Intermediate Bond Portfolio	EMHCD	68.34
	HYB	16.21
	SC	27.25

Voya Investment Management Co. LLC	EMHCD	16.96
	HYB	22.46
	SC	38.77

Voya Retirement Insurance and Annuity Company	HYB	31.48

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2025, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 6 — EXPENSE LIMITATION AGREEMENTS

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trusts, on behalf of each Fund, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

Fund	Expense Limit
EMHCD	0.15%
HYB	0.15%
SC	0.05%

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of March 31, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	March 31,
	2026	2027	2028	Total
SC	$3,164	$67,007	$107,814	$177,985

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective on June 10, 2024, the Funds, in addition to certain other funds managed by the Investment Adviser, each Fund entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Funds did not utilize the line of credit during the year ended March 31, 2025.

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
EMHCD
3/31/2025	765,918	—	1,231,864	(2,638,253)	—	(640,471)	8,193,590	—	12,678,907	(28,221,967)	—	(7,349,470)
3/31/2024	19,005	—	1,013,377	(3,396,842)	—	(2,364,460)	191,064	—	10,236,184	(35,087,866)	—	(24,660,618)
HYB
3/31/2025	8,432,276	—	1,057,901	(5,242,381)	—	4,247,796	86,853,420	—	10,863,512	(53,768,017)	—	43,948,915
3/31/2024	23,074	—	987,151	(817,694)	—	192,531	232,044	—	9,938,067	(8,177,674)	—	1,992,437
SC
3/31/2025	5,293,232	—	776,201	(6,115,427)	—	(45,994)	55,669,247	—	8,161,756	(64,445,145)	—	(614,142)
3/31/2024	474,327	—	506,298	(5,035,221)	—	(4,054,596)	4,851,900	—	5,140,590	(51,131,440)	—	(41,138,950)

NOTE 9 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.

The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2025:

EMHCD
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$111,787	$(111,787)	$—
Jefferies International Ltd	229,151	(229,151)	—
Jefferies LLC	1,883,896	(1,883,896)	—
JP Morgan Securities Plc.	1,431,291	(1,431,291)	—
Merrill Lynch International	573,270	(573,270)	—
Total	$4,229,395	$(4,229,395)	$—

(1)	Cash collateral with a fair value of $4,366,529 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

HYB
	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$5,738,962	$(5,738,962)	$—
Citadel Clearing LLC	87,036	(87,036)	—
Scotia Capital (USA) INC	614,237	(614,237)	—
State Street Bank and Trust Company	1,560,482	(1,560,482)	—

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 9 — SECURITIES LENDING (continued)

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Truist Securities INC	$64,872	$(64,872)	$—
Wells Fargo Bank NA	562,494	(562,494)	—
Total	$8,628,083	$(8,628,083)	$—

(1)	Cash collateral with a fair value of $8,880,855 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, paydowns, perpetual preferred securities, and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	March 31, 2025		March 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
EMHCD	$9,810,009	$2,868,898	$9,795,774	$440,410
HYB	10,876,527	—	9,938,067	—
SC	12,613,918	—	11,312,104	657,342

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025, were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
EMHCD	$—	$711,097	$2,669,997	$—	—	$(46,421)	$3,334,673
HYB	19,036	666,786	1,061,218	—	—	—	1,747,040
SC	1,253,328	—	11,579,578	(62,831)	Short-term	(286,440)	12,340,601
				(143,034)	Long-term
				$(205,865)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2025, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Any of these occurrences could disrupt the operations of a Fund and of a Fund's service providers.

NOTE 12 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Funds financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Funds have one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Funds holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Funds performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to March 31, 2025, the Funds declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
EMHCD	$0.0585	May 1, 2025	Daily
HYB	$0.0566	May 1, 2025	Daily
SC	$0.0520	May 1, 2025	Daily

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

statements. Other than the above, no such subsequent events were identified.

18

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: 61.0%
	Angola: 1.0%
550,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	$488,812	0.4
750,000	Angolan Government International Bond, 8.750%, 04/14/2032	644,180	0.6
		1,132,992	1.0
	Argentina: 2.3%
1,041,724 (2)	Argentine Republic Government International Bond, 0.750% (Step Rate @ 1.750% on 07/09/2027), 07/09/2030	759,938	0.7
201,700	Argentine Republic Government International Bond, 1.000%, 07/09/2029	156,761	0.1
2,156,220 (2)	Argentine Republic Government International Bond, 4.125% (Step Rate @ 4.750% on 07/09/2027), 07/09/2035	1,350,872	1.2
451,019 (3)	Argentine Republic Government International Bond, 5.000%, 01/09/2038	297,616	0.3
		2,565,187	2.3
	Bahrain: 2.1%
1,700,000	Bahrain Government International Bond, 7.375%, 05/14/2030	1,776,781	1.6
600,000 (1)	Bahrain Government International Bond, 7.500%, 02/12/2036	627,750	0.5
		2,404,531	2.1
	Benin: 0.2%
200,000	Benin Government International Bond, 8.375%, 01/23/2041	190,250	0.2

	Brazil: 2.5%
400,000	Brazilian Government International Bond, 5.625%, 02/21/2047	328,800	0.3
500,000	Brazilian Government International Bond, 6.000%, 10/20/2033	488,500	0.4
200,000	Brazilian Government International Bond, 6.125%, 03/15/2034	195,200	0.2
945,000	Brazilian Government International Bond, 6.250%, 03/18/2031	966,735	0.8
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Brazil: (continued)
900,000	Brazilian Government International Bond, 7.125%, 05/13/2054	$864,225	0.8
		2,843,460	2.5
	Colombia: 3.4%
500,000	Colombia Government International Bond, 3.250%, 04/22/2032	391,375	0.4
800,000	Colombia Government International Bond, 4.125%, 05/15/2051	459,000	0.4
550,000	Colombia Government International Bond, 5.000%, 06/15/2045	372,075	0.3
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	409,000	0.4
500,000	Colombia Government International Bond, 7.750%, 11/07/2036	491,000	0.4
464,000	Colombia Government International Bond, 8.000%, 04/20/2033	480,240	0.4
455,000	Colombia Government International Bond, 8.000%, 11/14/2035	459,550	0.4
775,000	Colombia Government International Bond, 8.375%, 11/07/2054	744,387	0.7
		3,806,627	3.4
	Costa Rica: 0.9%
575,000	Costa Rica Government International Bond, 6.125%, 02/19/2031	583,625	0.5
450,000 (1)	Costa Rica Government International Bond, 7.300%, 11/13/2054	466,650	0.4
		1,050,275	0.9
	Dominican Republic: 3.0%
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	182,674	0.2
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	423,563	0.4
1,050,000 (4)	Dominican Republic International Bond, 5.875%, 01/30/2060	888,825	0.8
550,000	Dominican Republic International Bond, 6.000%, 07/19/2028	555,070	0.5
350,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	341,600	0.3

See Accompanying Notes to Financial Statements

19

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic: (continued)
825,000 (1)	Dominican Republic International Bond, 6.950%, 03/15/2037	$835,725	0.7
150,000 (1)(4)	Dominican Republic International Bond, 7.050%, 02/03/2031	155,475	0.1
		3,382,932	3.0
	Ecuador: 0.9%
442,550 (1)(2)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2026), 07/31/2040	198,705	0.2
882,267 (1)(2)	Ecuador Government International Bond, 5.500% (Step Rate @ 6.900% on 07/31/2025), 07/31/2035	436,722	0.4
369,817 (3)	Ecuador Government International Bond, 6.900%, 07/31/2030	221,058	0.2
300,000 (3)	Ecuador Government International Bond, 6.900%, 07/31/2030	179,325	0.1
		1,035,810	0.9
	Egypt: 2.5%
800,000	Egypt Government International Bond, 5.800%, 09/30/2027	748,848	0.7
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	333,655	0.3
575,000 (1)	Egypt Government International Bond, 8.625%, 02/04/2030	557,209	0.5
1,250,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	955,625	0.8
350,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	271,562	0.2
		2,866,899	2.5
	Ghana: 1.1%
568,700 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2029	496,197	0.4
817,800 (2)	Ghana Government International Bond, 5.000% (Step Rate @ 6.000% on 07/03/2028), 07/03/2035	580,152	0.5
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Ghana: (continued)
56,400 (5)	Ghana Government International Bond, 5.080%, 07/03/2026	$52,992	0.1
129,721 (5)	Ghana Government International Bond, 5.390%, 01/03/2030	101,020	0.1
		1,230,361	1.1
	Guatemala: 1.6%
435,000 (1)	Guatemala Government Bond, 5.250%, 08/10/2029	429,345	0.4
600,000 (1)	Guatemala Government Bond, 6.050%, 08/06/2031	601,500	0.5
250,000 (1)	Guatemala Government Bond, 6.550%, 02/06/2037	249,750	0.2
500,000 (1)	Guatemala Government Bond, 6.600%, 06/13/2036	505,500	0.5
		1,786,095	1.6
	Honduras: 0.4%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	225,875	0.2
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	197,600	0.2
		423,475	0.4
	Hungary: 1.7%
500,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	297,943	0.2
450,000 (1)	Hungary Government International Bond, 5.500%, 06/16/2034	436,050	0.4
500,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	564,150	0.5
650,000 (1)	Magyar Export-Import Bank Zrt, 6.125%, 12/04/2027	663,203	0.6
		1,961,346	1.7
	India: 0.2%
300,000	Export-Import Bank of India, 2.250%, 01/13/2031	257,951	0.2

	Indonesia: 1.7%
350,000	Indonesia Government International Bond, 5.250%, 01/17/2042	336,437	0.3
320,000	Indonesia Government International Bond, 5.450%, 09/20/2052	307,360	0.3

See Accompanying Notes to Financial Statements

20

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Indonesia: (continued)
1,050,000	Indonesia Government International Bond, 8.500%, 10/12/2035	$1,308,300	1.1
		1,952,097	1.7
	Ivory Coast: 1.2%
300,000 (1)	Ivory Coast Government International Bond, 7.625%, 01/30/2033	292,048	0.3
550,000	Ivory Coast Government International Bond, 8.075%, 04/01/2036	526,453	0.5
375,000 (1)	Ivory Coast Government International Bond, 8.250%, 01/30/2037	360,469	0.3
170,269 (3)	Ivory Coast Government International Bond REGs, 5.750%, 12/31/2032	162,036	0.1
		1,341,006	1.2
	Jamaica: 0.9%
400,000	Jamaica Government International Bond, 7.875%, 07/28/2045	461,200	0.4
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	581,000	0.5
		1,042,200	0.9
	Jordan: 0.8%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	926,250	0.8

	Kenya: 1.4%
250,000 (4)	Republic of Kenya Government International Bond, 6.300%, 01/23/2034	194,714	0.2
500,000	Republic of Kenya Government International Bond, 7.250%, 02/28/2028	481,250	0.4
225,000	Republic of Kenya Government International Bond, 8.000%, 05/22/2032	201,938	0.2
250,000 (4)	Republic of Kenya Government International Bond, 8.250%, 02/28/2048	197,187	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Kenya: (continued)
525,000 (1)	Republic of Kenya Government International Bond, 9.500%, 03/05/2036	$478,012	0.4
		1,553,101	1.4
	Lebanon: 0.6%
2,000,000 (6)	Lebanon Government International Bond, 6.100%, 10/04/2022	315,000	0.3
2,000,000 (6)	Lebanon Government International Bond 10Y, 6.850%, 03/23/2027	315,000	0.3
		630,000	0.6
	Mexico: 3.1%
740,000	Mexico Government International Bond, 3.250%, 04/16/2030	670,348	0.6
950,000	Mexico Government International Bond, 4.875%, 05/19/2033	876,850	0.8
1,179,000	Mexico Government International Bond, 6.338%, 05/04/2053	1,076,427	0.9
652,000	Mexico Government International Bond, 6.875%, 05/13/2037	669,604	0.6
227,000	Mexico Government International Bond, 7.375%, 05/13/2055	233,242	0.2
		3,526,471	3.1
	Morocco: 0.3%
500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	342,190	0.3

	Nigeria: 2.3%
500,000	Nigeria Government International Bond, 6.500%, 11/28/2027	480,815	0.4
550,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	464,244	0.4
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	404,598	0.4
475,000	Nigeria Government International Bond, 7.875%, 02/16/2032	422,669	0.4
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	266,949	0.2
500,000	Nigeria Government International Bond, 10.375%, 12/09/2034	502,500	0.5
		2,541,775	2.3

See Accompanying Notes to Financial Statements

21

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Oman: 0.9%
600,000	Oman Government International Bond, 6.000%, 08/01/2029	$615,438	0.6
350,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	354,695	0.3
		970,133	0.9
	Panama: 2.1%
300,000	Panama Government International Bond, 4.500%, 04/16/2050	192,525	0.2
575,000	Panama Government International Bond, 4.500%, 04/01/2056	353,050	0.3
550,000	Panama Government International Bond, 4.500%, 01/19/2063	335,569	0.3
500,000	Panama Government International Bond, 6.400%, 02/14/2035	470,719	0.4
550,000	Panama Government International Bond, 6.700%, 01/26/2036	527,587	0.5
410,000	Panama Government International Bond, 7.500%, 03/01/2031	426,195	0.4
		2,305,645	2.1
	Paraguay: 1.4%
43,000	Paraguay Government International Bond, 5.000%, 04/15/2026	43,034	0.0
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	574,600	0.5
550,000 (1)	Paraguay Government International Bond, 5.850%, 08/21/2033	553,162	0.5
425,000 (1)	Paraguay Government International Bond, 6.000%, 02/09/2036	425,850	0.4
		1,596,646	1.4
	Peru: 0.2%
250,000	Peruvian Government International Bond, 5.625%, 11/18/2050	238,250	0.2

	Philippines: 0.9%
550,000	Philippine Government International Bond, 5.500%, 01/17/2048	541,640	0.5
500,000	Philippine Government International Bond, 5.950%, 10/13/2047	519,500	0.4
		1,061,140	0.9
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Poland: 1.2%
590,000	Republic of Poland Government International Bond, 5.375%, 02/12/2035	$592,803	0.5
800,000	Republic of Poland Government International Bond, 5.500%, 03/18/2054	751,200	0.7
		1,344,003	1.2
	Qatar: 0.6%
550,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	472,725	0.4
250,000 (1)(4)	Qatar Government International Bond, 4.817%, 03/14/2049	229,545	0.2
		702,270	0.6
	Romania: 3.6%
1,250,000 (1)(4)	Romanian Government International Bond, 3.000%, 02/14/2031	1,048,125	0.9
500,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	419,000	0.4
200,000	Romanian Government International Bond, 4.000%, 02/14/2051	122,563	0.1
300,000	Romanian Government International Bond, 5.125%, 06/15/2048	227,475	0.2
684,000 (1)	Romanian Government International Bond, 5.750%, 03/24/2035	619,875	0.5
300,000	Romanian Government International Bond, 6.375%, 01/30/2034	289,125	0.3
1,218,000 (1)	Romanian Government International Bond, 6.375%, 01/30/2034	1,173,848	1.0
200,000	Romanian Government International Bond, 7.625%, 01/17/2053	199,860	0.2
		4,099,871	3.6
	Saudi Arabia: 3.3%
1,700,000	Saudi Government International Bond, 3.450%, 02/02/2061	1,057,349	0.9

See Accompanying Notes to Financial Statements

22

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Saudi Arabia: (continued)
600,000	Saudi Government International Bond, 3.750%, 01/21/2055	$407,856	0.4
850,000 (1)	Saudi Government International Bond, 5.500%, 10/25/2032	872,296	0.8
825,000	Saudi Government International Bond, 5.625%, 01/13/2035	848,306	0.8
500,000	Saudi Government International Bond, 5.750%, 01/16/2054	477,112	0.4
		3,662,919	3.3
	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	373,750	0.3

	Serbia: 0.4%
250,000	Serbia International Bond, 2.125%, 12/01/2030	206,407	0.2
275,000 (1)	Serbia International Bond, 6.500%, 09/26/2033	283,423	0.2
		489,830	0.4
	South Africa: 2.8%
1,300,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,226,875	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	368,250	0.3
250,000	Republic of South Africa Government International Bond, 5.875%, 04/20/2032	237,813	0.2
600,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	477,750	0.4
450,000 (1)	Republic of South Africa Government International Bond, 7.100%, 11/19/2036	437,625	0.4
450,000 (1)	Republic of South Africa Government International Bond, 7.950%, 11/19/2054	423,956	0.4
		3,172,269	2.8
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: 1.2%
202,000 (1)(2)	Sri Lanka Government International Bond, 3.100% (Step Rate @ 3.350% on 07/15/2027), 01/15/2030	$178,467	0.1
396,220 (1)(2)	Sri Lanka Government International Bond, 3.350% (Step Rate @ 3.600% on 09/15/2027), 03/15/2033	310,290	0.3
371,514 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 08/15/2027), 02/15/2038	292,428	0.3
185,679 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 3.850% on 11/15/2027), 05/15/2036	145,038	0.1
267,540 (1)(2)	Sri Lanka Government International Bond, 3.600% (Step Rate @ 5.100% on 12/15/2027), 06/15/2035	181,426	0.2
236,034 (1)	Sri Lanka Government International Bond, 4.000%, 04/15/2028	221,842	0.2
		1,329,491	1.2
	Trinidad and Tobago: 0.4%
400,000 (1)	Trinidad & Tobago Government International Bond, 6.400%, 06/26/2034	393,000	0.4

	Turkey: 2.7%
300,000	Turkey Government International Bond 10Y, 5.125%, 02/17/2028	291,132	0.3
800,000	Turkey Government International Bond 10Y, 7.625%, 04/26/2029	825,000	0.7
595,000	Turkey Government International Bond 12Y, 6.500%, 09/20/2033	559,300	0.5
550,000	Turkey Government International Bond 30Y, 6.000%, 01/14/2041	451,550	0.4

See Accompanying Notes to Financial Statements

23

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	Turkey: (continued)
600,000	Turkey Government International Bond 5Y, 9.875%, 01/15/2028	$654,450	0.6
200,000 (1)	Turkiye Ihracat Kredi Bankasi AS, 9.000%, 01/28/2027	208,187	0.2
		2,989,619	2.7
	Ukraine: 1.5%
110,474 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2030	56,894	0.1
412,832 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2034	164,101	0.1
348,869 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2035	193,622	0.2
290,724 (1)(2)	Ukraine Government International Bond, 0.010% (Step Rate @ 3.000% on 02/01/2027), 02/01/2036	160,625	0.1
299,400 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2029	194,610	0.2
618,033 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2034	330,648	0.3
569,548 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2035	299,013	0.3
535,466 (1)(2)	Ukraine Government International Bond, 1.750% (Step Rate @ 4.500% on 08/01/2025), 02/01/2036	277,103	0.2
		1,676,616	1.5
			Percentage
Principal			of Net
Amount†		Value	Assets
SOVEREIGN BONDS: (continued)
	United Arab Emirates: 0.2%
250,000 (1)	Finance Department Government of Sharjah, 6.500%, 11/23/2032	$259,688	0.2

	Uruguay: 0.2%
123,334	Uruguay Government International Bond, 4.375%, 10/27/2027	123,396	0.1
51,825	Uruguay Government International Bond, 4.375%, 01/23/2031	51,047	0.1
		174,443	0.2
	Venezuela: 0.4%
175,000	Venezuela Government International Bond, 7.000%, 03/31/2038	33,513	0.0
550,000 (6)	Venezuela Government International Bond, 9.250%, 09/15/2027	114,641	0.1
275,000	Venezuela Government International Bond, 9.250%, 05/07/2028	53,625	0.1
200,000	Venezuela Government International Bond, 9.375%, 01/13/2034	47,000	0.0
425,000	Venezuela Government International Bond, 11.750%, 10/21/2026	89,887	0.1
575,000	Venezuela Government International Bond, 11.950%, 08/05/2031	118,737	0.1
		457,403	0.4
	Zambia: 0.6%
439,337 (1)	Zambia Government International Bond, 0.500%, 12/31/2053	267,996	0.2
442,266 (1)(2)	Zambia Government International Bond, 5.750% (Step Rate @ 7.500% on 06/30/2031), 06/30/2033	386,429	0.4
		654,425	0.6
	Total Sovereign Bonds
	(Cost $66,742,278)	68,744,692	61.0
CORPORATE BONDS/NOTES: 33.2%
	Argentina: 0.4%
500,000 (1)	YPF SA, 8.250%, 01/17/2034	498,063	0.4

See Accompanying Notes to Financial Statements

24

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Brazil: 2.8%
650,000 (1)(4)	Ambipar Lux Sarl, 10.875%, 02/05/2033	$665,925	0.6
750,000 (1)	Minerva Luxembourg SA, 8.875%, 09/13/2033	798,525	0.7
500,000 (1)	Raizen Fuels Finance SA, 5.700%, 01/17/2035	475,075	0.4
500,000 (1)	Raizen Fuels Finance SA, 6.700%, 02/25/2037	500,525	0.4
750,000 (1)	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029	757,927	0.7
		3,197,977	2.8
	Chile: 5.5%
416,000 (1)(3)(4)	Banco del Estado de Chile, 7.950%, 12/31/2199	436,956	0.4
725,000 (1)	Chile Electricity Lux Mpc II Sarl, 5.580%, 10/20/2035	725,145	0.6
500,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	392,875	0.3
250,000	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	241,375	0.2
725,000 (1)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	735,513	0.7
425,000 (1)	Corp Nacional del Cobre de Chile, 6.300%, 09/08/2053	422,078	0.4
550,000 (1)	Corp Nacional del Cobre de Chile, 6.330%, 01/13/2035	568,150	0.5
506,000 (1)	Corp Nacional del Cobre de Chile, 6.780%, 01/13/2055	522,445	0.5
400,000 (1)	Empresa de Pasajeros Metro S.A., 3.693%, 09/13/2061	264,775	0.2
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	235,200	0.2
900,000 (1)	Empresa Nacional del Petroleo, 5.950%, 07/30/2034	908,100	0.8
725,000 (1)	Engie Energia Chile SA, 6.375%, 04/17/2034	750,150	0.7
		6,202,762	5.5
	Colombia: 0.7%
840,000	Ecopetrol SA, 8.375%, 01/19/2036	821,394	0.7
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Dominican Republic: 1.1%
1,175,000 (1)	Aeropuertos Dominicanos Siglo XXI SA, 7.000%, 06/30/2034	$1,183,977	1.1

	India: 0.4%
425,000 (1)(4)	IRB Infrastructure Developers Ltd., 7.110%, 03/11/2032	428,719	0.4

	Indonesia: 2.9%
500,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	471,500	0.4
300,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	275,063	0.3
550,000	Pertamina Persero PT, 5.625%, 05/20/2043	513,777	0.5
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 3.000%, 06/30/2030	494,313	0.4
475,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	466,687	0.4
550,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.125%, 05/15/2027	540,375	0.5
500,000 (1)	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.250%, 01/25/2049	488,562	0.4
		3,250,277	2.9
	Jamaica: 0.6%
650,000 (1)	Kingston Airport Revenue Finance Ltd., 6.750%, 12/15/2036	655,882	0.6

	Kazakhstan: 0.7%
750,000 (1)	Kaspi.KZ JSC, 6.250%, 03/26/2030	743,850	0.7

	Malaysia: 1.0%
300,000 (4)	Petronas Capital Ltd., 2.480%, 01/28/2032	256,530	0.2
1,050,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	911,232	0.8
		1,167,762	1.0

See Accompanying Notes to Financial Statements

25

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico: 5.2%
550,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	$549,753	0.5
500,000 (1)	Comision Federal de Electricidad, 5.700%, 01/24/2030	491,290	0.4
700,000 (1)	Comision Federal de Electricidad, 6.450%, 01/24/2035	675,500	0.6
300,000	Petroleos Mexicanos, 5.500%, 06/27/2044	189,756	0.2
1,825,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,781,930	1.6
425,000 (4)	Petroleos Mexicanos, 6.500%, 01/23/2029	400,414	0.4
960,000	Petroleos Mexicanos, 6.700%, 02/16/2032	844,704	0.7
425,000	Petroleos Mexicanos, 6.750%, 09/21/2047	291,316	0.3
500,000	Petroleos Mexicanos, 6.950%, 01/28/2060	340,200	0.3
270,000 (1)	Trust Fibra Uno, 7.700%, 01/23/2032	279,443	0.2
		5,844,306	5.2
	Morocco: 0.6%
700,000 (1)	OCP SA, 6.750%, 05/02/2034	720,125	0.6

	Oman: 1.0%
1,100,000 (1)	OQ SAOC, 5.125%, 05/06/2028	1,095,881	1.0

	Panama: 0.3%
300,000 (1)	C&W Senior Finance Ltd., 9.000%, 01/15/2033	295,875	0.3

	Peru: 2.2%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	374,580	0.3
850,000 (1)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	951,362	0.8
500,000 (1)	Niagara Energy SAC, 5.746%, 10/03/2034	496,063	0.4
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	188,000	0.2
800,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	505,400	0.5
		2,515,405	2.2
	Poland: 2.6%
675,000 (1)	Bank Gospodarstwa Krajowego, 5.375%, 05/22/2033	675,675	0.6
			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Poland: (continued)
925,000 (1)	Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034	$938,579	0.9
650,000 (1)	Bank Gospodarstwa Krajowego, 6.250%, 10/31/2028	681,232	0.6
575,000 (1)	ORLEN SA, 6.000%, 01/30/2035	589,375	0.5
		2,884,861	2.6
	Qatar: 0.6%
1,000,000 (1)	QatarEnergy, 3.300%, 07/12/2051	692,190	0.6

	Saudi Arabia: 0.5%
550,000 (1)	Greensaif Pipelines Bidco Sarl, 6.510%, 02/23/2042	575,609	0.5

	South Africa: 0.7%
800,000 (1)(4)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	798,004	0.7

	Turkey: 1.2%
275,000 (1)	Eregli Demir ve Celik Fabrikalari TAS, 8.375%, 07/23/2029	278,738	0.2
500,000 (1)	Sisecam UK PLC, 8.250%, 05/02/2029	505,250	0.5
600,000 (1)	TC Ziraat Bankasi AS, 7.250%, 02/04/2030	592,311	0.5
		1,376,299	1.2
	United Arab Emirates: 1.5%
550,000	DP World Crescent Ltd., 3.875%, 07/18/2029	530,057	0.5
725,000 (1)	MDGH GMTN RSC Ltd., 4.375%, 11/22/2033	692,241	0.6
400,000 (1)	MDGH GMTN RSC Ltd., 5.500%, 04/28/2033	414,570	0.4
		1,636,868	1.5
	United States: 0.3%
375,000 (1)	Avianca Midco 2 PLC, 9.625%, 02/14/2030	346,733	0.3

	Venezuela: 0.4%
1,000,000 (6)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	145,000	0.1

See Accompanying Notes to Financial Statements

26

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Venezuela: (continued)
1,750,000 (6)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	$273,875	0.3
		418,875	0.4
	Total Corporate Bonds/Notes
	(Cost $36,693,109)	37,351,694	33.2
	Total Long-Term Investments
	(Cost $103,435,387)	106,096,386	94.2

SHORT-TERM INVESTMENTS: 8.7%
	Commercial Paper: 3.5%
1,000,000	Entergy Corp., 4.590%, 04/01/2025	999,874	0.9
1,000,000	Fiserv, Inc., 4.600%, 04/01/2025	999,874	0.9
1,000,000	HP, Inc., 4.820%, 04/01/2025	999,868	0.9
1,000,000	McCormick & Company, Inc., 4.650%, 04/04/2025	999,491	0.8
	Total Commercial Paper
	(Cost $3,999,629)	3,999,107	3.5
	Repurchase Agreements: 3.9%
233,873 (7)	Bank of America Securities Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $233,901, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $238,550, due 05/15/34-11/15/48)	233,873	0.2
			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,022,728 (7)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $1,022,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,043,183, due 04/10/25-03/01/55)	$1,022,728	0.9
1,022,728 (7)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $1,022,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-6.500%, Market Value plus accrued interest $1,043,183, due 06/01/28-02/01/55)	1,022,728	0.9
1,043,600 (7)	Natwest Markets Securities Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,043,725, collateralized by various U.S. Government Securities, 1.250%-4.375%, Market Value plus accrued interest $1,064,472, due 12/31/26-08/31/31)	1,043,600	1.0

See Accompanying Notes to Financial Statements

27

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,022,728 (7)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,022,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,043,183, due 04/10/25-12/15/66)	$1,022,728	0.9
20,872 (7)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.350%, due 04/01/2025 (Repurchase Amount $20,874, collateralized by various U.S. Government Securities, 0.000%-4.000%, Market Value plus accrued interest $21,289, due 04/15/26-02/15/54)	20,872	0.0
	Total Repurchase Agreements
	(Cost $4,366,529)	4,366,529	3.9

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.3%
1,409,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $1,409,000)	$1,409,000	1.3

	Total Short-Term Investments
	(Cost $9,775,158)	9,774,636	8.7
	Total Investments in Securities
	(Cost $113,210,545)	$115,871,022	102.9
	Liabilities in Excess of Other Assets	(3,246,231)	(2.9)
	Net Assets	$112,624,791	100.0
†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2025.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(4)	Security, or a portion of the security, is on loan.
(5)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2025.
(6)	Defaulted security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of March 31, 2025.

Percentage
Sector Diversification	of Net Assets
Sovereign Bonds	61.0%
Energy	12.7
Utilities	5.3
Financial	5.0
Industrial	4.0
Basic Materials	3.4
Consumer, Non-cyclical	2.2
Consumer, Cyclical	0.3
Communications	0.3
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

28

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$68,744,692	$—	$68,744,692
Corporate Bonds/Notes	—	37,351,694	—	37,351,694
Short-Term Investments	1,409,000	8,365,636	—	9,774,636
Total Investments, at fair value	$1,409,000	$114,462,022	$—	$115,871,022
Other Financial Instruments+
Futures	88,992	—	—	88,992
Total Assets	$1,497,992	$114,462,022	$—	$115,960,014
Liabilities Table
Other Financial Instruments+
Futures	$(143,872)	$—	$—	$(143,872)
Total Liabilities	$(143,872)	$—	$—	$(143,872)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya VACS Series EMHCD Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	26	06/30/25	$5,386,469	$24,559
U.S. Treasury 5-Year Note	44	06/30/25	4,758,875	52,154
U.S. Treasury Long Bond	8	06/18/25	938,250	5,506
U.S. Treasury Ultra Long Bond	25	06/18/25	3,056,250	6,773
			$14,139,844	$88,992
Short Contracts:
U.S. Treasury 10-Year Note	(24)	06/18/25	(2,669,250)	(32,165)
U.S. Treasury Ultra 10-Year Note	(70)	06/18/25	(7,988,750)	(111,707)
			$(10,658,000)	$(143,872)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$88,992
Total Asset Derivatives		$88,992

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$143,872
Total Liability Derivatives		$143,872

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

29

Voya VACS Series EMHCD Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(233,776)
Total	$(233,776)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(56,011)
Total	$(56,011)

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $113,146,587.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,495,131
Gross Unrealized Depreciation	(1,825,134)
Net Unrealized Appreciation	$2,669,997

See Accompanying Notes to Financial Statements

30

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 91.8%
	Basic Materials: 5.3%
635,000 (1)	Avient Corp., 6.250%, 11/01/2031	$629,564	0.4
300,000 (1)(2)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	309,775	0.2
419,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	383,527	0.2
600,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	598,167	0.4
450,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	418,633	0.2
408,000 (1)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	355,524	0.2
190,000 (1)(2)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	182,555	0.1
618,000 (1)	Constellium SE, 5.625%, 06/15/2028	599,964	0.4
720,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	709,776	0.4
384,050 (1)	Innophos Holdings, Inc., 11.500%, 06/15/2029	393,114	0.2
390,000 (1)	Mativ Holdings, Inc., 8.000%, 10/01/2029	336,621	0.2
600,000 (1)	New Gold, Inc., 6.875%, 04/01/2032	606,404	0.4
510,000 (1)	NOVA Chemicals Corp., 7.000%, 12/01/2031	532,127	0.3
140,000 (1)	Novelis Corp., 3.250%, 11/15/2026	135,470	0.1
385,000 (1)	Novelis Corp., 3.875%, 08/15/2031	335,084	0.2
225,000 (1)	Novelis Corp., 4.750%, 01/30/2030	209,599	0.1
410,000 (1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	382,071	0.2
265,000 (2)	Olin Corp., 5.000%, 02/01/2030	249,828	0.1
422,000 (1)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	390,363	0.2
200,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	200,135	0.1
480,000 (1)	SPCM SA, 3.125%, 03/15/2027	456,660	0.3
725,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	620,687	0.4
		9,035,648	5.3

	Communications: 10.0%
450,000 (1)	Arches Buyer, Inc., 6.125%, 12/01/2028	395,783	0.2
215,000 (1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	176,998	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,095,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	$997,739	0.6
1,005,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	873,142	0.5
945,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	917,907	0.5
660,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	650,574	0.4
230,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	229,781	0.1
285,000 (1)	CommScope, Inc., 4.750%, 09/01/2029	253,735	0.2
550,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 9.000%, 09/15/2029	502,138	0.3
400,000 (1)	CSC Holdings LLC, 4.125%, 12/01/2030	290,171	0.2
810,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	785,685	0.5
600,000 (1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 10.000%, 02/15/2031	576,630	0.3
375,000	EchoStar Corp., 10.750%, 11/30/2029	394,370	0.2
420,000 (1)	GCI LLC, 4.750%, 10/15/2028	387,788	0.2
525,000	Lamar Media Corp., 4.000%, 02/15/2030	486,734	0.3
510,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	385,050	0.2
635,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	683,573	0.4
900,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	864,424	0.5
620,000 (1)	McGraw-Hill Education, Inc., 7.375%, 09/01/2031	624,046	0.4
604,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	552,860	0.3
725,000 (1)	Sinclair Television Group, Inc., 8.125%, 02/15/2033	715,886	0.4
220,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	213,349	0.1

See Accompanying Notes to Financial Statements

31

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,490,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	$1,457,010	0.9
605,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	576,764	0.3
975,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	967,735	0.6
265,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	242,588	0.1
675,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	638,687	0.4
200,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	174,068	0.1
665,000 (1)	Windstream Escrow LLC / Windstream Escrow Finance Corp., 8.250%, 10/01/2031	677,680	0.4
465,000 (1)(2)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	424,005	0.3
		17,116,900	10.0

	Consumer, Cyclical: 17.6%
987,000 (1)	1011778 BC ULC / New Red Finance, Inc., 6.125%, 06/15/2029	994,193	0.6
260,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	252,230	0.1
596,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	594,179	0.3
485,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	482,870	0.3
164,583 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	164,257	0.1
260,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	259,478	0.1
535,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	492,163	0.3
779,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	790,158	0.5
845,000 (1)	Carnival Corp., 6.000%, 05/01/2029	839,610	0.5
327,352 (1)(3)	Carvana Co., 9.000% (PIK Rate 12.000%, Cash Rate 9.000%), 12/01/2028	337,473	0.2
540,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	541,186	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
540,000 (1)	CD&R Smokey Buyer, Inc. / Radio Systems Corp., 9.500%, 10/15/2029	$493,425	0.3
425,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	429,422	0.2
525,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	543,049	0.3
500,000 (1)	eG Global Finance PLC, 12.000%, 11/30/2028	554,154	0.3
405,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	331,053	0.2
305,000 (1)	Gap, Inc., 3.625%, 10/01/2029	275,497	0.2
402,000 (1)(2)	Gap, Inc., 3.875%, 10/01/2031	347,249	0.2
485,000 (1)	Gates Corp., 6.875%, 07/01/2029	494,008	0.3
200,000 (1)	Group 1 Automotive, Inc., 4.000%, 08/15/2028	188,379	0.1
600,000 (1)	Group 1 Automotive, Inc., 6.375%, 01/15/2030	602,789	0.4
255,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	255,989	0.1
980,000 (1)	Hilton Domestic Operating Co., Inc., 5.875%, 03/15/2033	971,276	0.6
481,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	475,290	0.3
480,000 (1)	Interface, Inc., 5.500%, 12/01/2028	467,854	0.3
860,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	841,127	0.5
225,000 (1)	Lithia Motors, Inc., 3.875%, 06/01/2029	206,216	0.1
580,000 (1)	Lithia Motors, Inc., 4.375%, 01/15/2031	525,931	0.3
100,000	M/I Homes, Inc., 3.950%, 02/15/2030	91,493	0.1
440,000	M/I Homes, Inc., 4.950%, 02/01/2028	427,425	0.2
255,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	204,259	0.1
195,000 (1)	Macy's Retail Holdings LLC, 5.875%, 03/15/2030	185,944	0.1
370,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	338,769	0.2
450,000 (1)(2)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	446,085	0.3

See Accompanying Notes to Financial Statements

32

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
280,000	MGM Resorts International, 4.625%, 09/01/2026	$276,988	0.2
260,000	MGM Resorts International, 4.750%, 10/15/2028	250,519	0.1
270,000	MGM Resorts International, 6.500%, 04/15/2032	265,025	0.2
785,000 (1)	Michaels Cos., Inc., 5.250%, 05/01/2028	542,826	0.3
510,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	488,494	0.3
160,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	159,495	0.1
540,000 (1)	NCL Corp. Ltd., 5.875%, 02/15/2027	539,601	0.3
785,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	775,971	0.5
30,000	Newell Brands, Inc., 6.375%, 09/15/2027	30,205	0.0
200,000	Newell Brands, Inc., 6.625%, 05/15/2032	194,789	0.1
475,000 (1)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	505,225	0.3
1,180,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	1,176,144	0.7
720,000 (1)	Royal Caribbean Cruises Ltd., 5.625%, 09/30/2031	707,496	0.4
510,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	511,587	0.3
485,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	457,900	0.3
590,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	590,129	0.3
803,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	769,717	0.4
411,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	361,320	0.2
307,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	285,414	0.2
465,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	457,964	0.3
560,000 (1)(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	490,315	0.3
925,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	920,897	0.5
135,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	135,541	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
500,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	$438,646	0.3
270,000 (1)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 7.875%, 05/01/2027	265,452	0.2
555,000 (1)	William Carter Co., 5.625%, 03/15/2027	552,182	0.3
665,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	658,458	0.4
425,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	414,324	0.2
825,000	Yum! Brands, Inc., 3.625%, 03/15/2031	739,772	0.4
350,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	349,199	0.2
330,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	324,544	0.2
		30,080,619	17.6

	Consumer, Non-cyclical: 18.3%
415,000 (1)	1375209 BC Ltd., 9.000%, 01/30/2028	414,938	0.2
575,000 (1)(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	560,026	0.3
255,000 (1)	ADT Security Corp., 4.125%, 08/01/2029	239,700	0.1
497,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	457,920	0.3
609,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	609,373	0.4
345,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.250%, 03/15/2033	348,688	0.2
300,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	283,471	0.2

See Accompanying Notes to Financial Statements

33

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
650,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	$616,256	0.4
425,000 (1)(2)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	372,295	0.2
215,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	199,417	0.1
230,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	214,904	0.1
170,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.750%, 07/15/2027	164,224	0.1
570,000 (1)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	557,038	0.3
470,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	380,070	0.2
345,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	350,046	0.2
530,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	548,087	0.3
500,000 (1)	Belron UK Finance PLC, 5.750%, 10/15/2029	496,975	0.3
389,000 (1)	Brink's Co., 6.500%, 06/15/2029	394,730	0.2
230,000 (1)	Brink's Co., 6.750%, 06/15/2032	233,434	0.1
725,000 (1)(2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	649,452	0.4
455,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	375,934	0.2
375,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	358,395	0.2
550,000 (1)	Cimpress PLC, 7.375%, 09/15/2032	506,092	0.3
450,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	479,448	0.3
401,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	349,458	0.2
685,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	631,153	0.4
540,000 (1)	Embecta Corp., 5.000%, 02/15/2030	484,023	0.3
605,000	Encompass Health Corp., 4.750%, 02/01/2030	582,477	0.3
635,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	656,222	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
170,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	$165,633	0.1
472,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	472,420	0.3
170,000 (1)	Insulet Corp., 6.500%, 04/01/2033	172,916	0.1
666,000 (1)	Jazz Securities DAC, 4.375%, 01/15/2029	633,298	0.4
200,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	201,564	0.1
760,000 (1)	LifePoint Health, Inc., 9.875%, 08/15/2030	802,828	0.5
635,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	593,991	0.4
698,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	670,264	0.4
155,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	157,167	0.1
475,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	439,067	0.3
289,000	New Albertsons L.P., 7.450%, 08/01/2029	300,845	0.2
600,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	523,605	0.3
605,000 (2)	Perrigo Finance Unlimited Co. USD, 6.125%, 09/30/2032	596,064	0.4
625,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	584,399	0.3
405,000 (1)	Post Holdings, Inc., 6.250%, 10/15/2034	399,760	0.2
120,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	118,298	0.1
765,000 (1)(2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	766,163	0.5
420,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.250%, 04/01/2029	419,241	0.3
635,000 (1)	Raven Acquisition Holdings LLC, 6.875%, 11/15/2031	618,213	0.4
525,000 (1)	Select Medical Corp., 6.250%, 12/01/2032	512,105	0.3
370,000 (2)	Service Corp. International, 5.125%, 06/01/2029	361,264	0.2
545,000	Service Corp. International, 5.750%, 10/15/2032	536,273	0.3

See Accompanying Notes to Financial Statements

34

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
770,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	$714,812	0.4
544,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	553,727	0.3
420,000 (1)(2)	Star Parent, Inc., 9.000%, 10/01/2030	414,500	0.2
590,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	563,230	0.3
520,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	512,772	0.3
865,000	Tenet Healthcare Corp., 6.125%, 10/01/2028	861,583	0.5
882,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	879,025	0.5
410,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	405,494	0.2
555,000	United Rentals North America, Inc., 4.875%, 01/15/2028	545,951	0.3
160,000	United Rentals North America, Inc., 5.500%, 05/15/2027	159,560	0.1
330,000 (1)	United Rentals North America, Inc., 6.125%, 03/15/2034	330,619	0.2
605,000 (1)	US Foods, Inc., 5.750%, 04/15/2033	590,066	0.4
595,000 (1)	Veritiv Operating Co., 10.500%, 11/30/2030	630,745	0.4
515,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	527,503	0.3
230,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	223,114	0.1
600,000 (1)	Williams Scotsman, Inc., 6.625%, 04/15/2030	606,942	0.4
70,000 (1)	Williams Scotsman, Inc., 7.375%, 10/01/2031	72,131	0.0
		31,151,398	18.3

	Energy: 11.8%
375,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	366,810	0.2
530,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	528,796	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
500,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$500,796	0.3
79,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	79,097	0.0
735,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	717,841	0.4
675,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	686,221	0.4
620,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	613,804	0.4
345,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	345,993	0.2
470,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	487,375	0.3
511,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	481,384	0.3
290,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	267,010	0.2
425,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	433,333	0.3
670,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	681,579	0.4
592,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	607,890	0.4
770,000 (1)	EQM Midstream Partners L.P., 4.750%, 01/15/2031	740,926	0.4
185,000	Global Partners L.P. / GLP Finance Corp., 7.000%, 08/01/2027	184,620	0.1
565,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	581,259	0.3
385,000 (1)	Harvest Midstream I L.P., 7.500%, 09/01/2028	389,092	0.2
315,000 (1)	Harvest Midstream I L.P., 7.500%, 05/15/2032	323,927	0.2
330,000 (1)	Hess Midstream Operations L.P., 5.500%, 10/15/2030	323,433	0.2
340,000 (1)	Hess Midstream Operations L.P., 5.875%, 03/01/2028	341,803	0.2

See Accompanying Notes to Financial Statements

35

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
380,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	$361,798	0.2
175,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	163,712	0.1
150,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.875%, 05/15/2034	141,241	0.1
430,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	440,879	0.3
300,000 (1)	Howard Midstream Energy Partners LLC, 8.875%, 07/15/2028	313,060	0.2
706,000 (1)	Kinetik Holdings L.P., 5.875%, 06/15/2030	699,158	0.4
530,000 (1)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	540,681	0.3
455,000 (1)	Moss Creek Resources Holdings, Inc., 8.250%, 09/01/2031	444,109	0.3
510,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	515,180	0.3
405,000 (1)	Permian Resources Operating LLC, 5.875%, 07/01/2029	400,006	0.2
325,000 (1)	Permian Resources Operating LLC, 6.250%, 02/01/2033	323,969	0.2
415,000	SM Energy Co., 6.625%, 01/15/2027	414,260	0.2
645,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	658,772	0.4
225,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	230,360	0.1
190,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	180,106	0.1
525,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	491,366	0.3
410,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.000%, 03/01/2027	408,116	0.2
260,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	267,404	0.2
330,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	336,079	0.2
238,875 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	237,587	0.1
67,857 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	69,369	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
555,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	$504,667	0.3
765,000 (1)	Venture Global LNG, Inc., 7.000%, 01/15/2030	754,216	0.4
760,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	777,067	0.5
855,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	867,745	0.5
		20,223,896	11.8

	Financial: 10.4%
690,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	702,458	0.4
1,090,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	1,071,398	0.6
295,000	Ally Financial, Inc., 5.750%, 11/20/2025	295,913	0.2
320,000	Ally Financial, Inc., 6.700%, 02/14/2033	320,244	0.2
405,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	398,100	0.2
593,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	586,205	0.4
400,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	419,592	0.3
660,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	651,507	0.4
380,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	378,419	0.2
275,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	303,235	0.2
350,000 (1)	Freedom Mortgage Holdings LLC, 8.375%, 04/01/2032	342,281	0.2
945,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	939,563	0.6
980,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	940,557	0.6
365,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	361,743	0.2
205,000 (1)(2)	Jane Street Group / JSG Finance, Inc., 4.500%, 11/15/2029	193,776	0.1

See Accompanying Notes to Financial Statements

36

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
710,000 (1)	Jane Street Group / JSG Finance, Inc., 6.125%, 11/01/2032	$699,125	0.4
110,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	107,212	0.1
605,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	576,611	0.3
214,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	194,374	0.1
380,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	366,667	0.2
420,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	379,975	0.2
405,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	403,633	0.2
715,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	716,742	0.4
180,000	Navient Corp., 6.750%, 06/25/2025	180,265	0.1
720,000	OneMain Finance Corp., 5.375%, 11/15/2029	685,548	0.4
290,000	OneMain Finance Corp., 7.125%, 03/15/2026	294,436	0.2
525,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	535,280	0.3
720,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	725,936	0.4
630,000 (1)	PennyMac Financial Services, Inc., 6.875%, 02/15/2033	626,850	0.4
410,000 (1)	PHH Escrow Issuer LLC/PHH Corp., 9.875%, 11/01/2029	396,068	0.2
502,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	462,847	0.3
300,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	299,701	0.2
555,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	568,708	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
220,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	$215,256	0.1
575,000 (1)	Ryan Specialty LLC, 5.875%, 08/01/2032	568,418	0.3
250,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	250,401	0.2
530,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	544,979	0.3
		17,704,023	10.4

	Industrial: 12.0%
405,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	411,931	0.2
565,000 (1)	Amsted Industries, Inc., 6.375%, 03/15/2033	562,652	0.3
635,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	644,302	0.4
400,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	341,152	0.2
295,000 (1)	Bombardier, Inc., 7.500%, 02/01/2029	302,794	0.2
168,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	168,742	0.1
483,000 (1)	Bombardier, Inc., 8.750%, 11/15/2030	509,831	0.3
525,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 02/01/2032	500,486	0.3
95,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	94,229	0.1
468,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	453,989	0.3
711,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	738,300	0.4
550,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	556,469	0.3
770,000 (1)	Clydesdale Acquisition Holdings, Inc., 6.750%, 04/15/2032	775,950	0.5
835,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	836,414	0.5
775,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	742,736	0.4
600,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	588,611	0.4

See Accompanying Notes to Financial Statements

37

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
345,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.875%, 04/15/2033	$330,037	0.2
510,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	485,236	0.3
478,000 (1)(2)	GFL Environmental, Inc., 4.375%, 08/15/2029	451,314	0.3
245,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	236,195	0.1
350,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	345,768	0.2
305,000 (1)	Goat Holdco LLC, 6.750%, 02/01/2032	298,792	0.2
410,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	400,763	0.2
675,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	641,582	0.4
425,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	413,892	0.2
425,000 (1)	Madison IAQ LLC, 5.875%, 06/30/2029	401,904	0.2
410,000 (1)	Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.500%, 04/15/2030	368,569	0.2
130,000 (1)	Owens-Brockway Glass Container, Inc., 6.625%, 05/13/2027	129,414	0.1
670,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	654,925	0.4
845,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	851,054	0.5
520,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	500,997	0.3
355,000 (1)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	355,744	0.2
575,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	502,804	0.3
730,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	757,065	0.4
420,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	365,520	0.2
587,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	542,106	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
530,000 (1)	Terex Corp., 6.250%, 10/15/2032	$514,705	0.3
595,000 (1)	TransDigm, Inc., 6.000%, 01/15/2033	586,302	0.3
646,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	655,040	0.4
610,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	613,583	0.4
445,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	422,721	0.3
405,000 (1)	Wilsonart LLC, 11.000%, 08/15/2032	372,230	0.2
		20,426,850	12.0

	Technology: 3.3%
624,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	614,492	0.4
1,005,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	977,670	0.6
315,000 (1)(2)	Entegris Escrow Corp., 5.950%, 06/15/2030	313,761	0.2
320,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	294,461	0.2
535,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	540,000	0.3
505,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	548,023	0.3
295,000 (1)	Open Text Corp., 3.875%, 12/01/2029	268,716	0.2
560,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	511,368	0.3
495,000 (1)	Playtika Holding Corp., 4.250%, 03/15/2029	436,429	0.2
425,000 (1)	Rocket Software, Inc., 6.500%, 02/15/2029	401,088	0.2
687,000 (1)	UKG, Inc., 6.875%, 02/01/2031	697,425	0.4
		5,603,433	3.3

	Utilities: 3.1%
575,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	575,816	0.3
320,000 (1)	Calpine Corp., 4.500%, 02/15/2028	310,480	0.2
471,000 (1)	Calpine Corp., 5.000%, 02/01/2031	450,053	0.3
410,000 (1)	Calpine Corp., 5.125%, 03/15/2028	403,771	0.2
625,000 (1)	Lightning Power LLC, 7.250%, 08/15/2032	644,006	0.4
460,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	407,747	0.2
240,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	233,732	0.1

See Accompanying Notes to Financial Statements

38

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
345,000 (1)	NRG Energy, Inc., 6.250%, 11/01/2034	$339,925	0.2
420,000	TransAlta Corp., 7.750%, 11/15/2029	436,482	0.3
260,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	247,116	0.2
435,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	435,057	0.3
225,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	224,340	0.1
516,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	540,838	0.3
		5,249,363	3.1
	Total Corporate Bonds/ Notes
	(Cost $155,483,251)	156,592,130	91.8

BANK LOANS: 5.2%
	Communications: 0.6%
675,000	Getty Images Inc., Dollar Fixed Rate Term B-1 Loans, 11.250%, 02/21/2030	681,750	0.4
313,424	MH Sub I LLC, 9.096%, 05/03/2028	299,516	0.2
89,869	MH Sub I LLC, Tranche B, 8.577%, 12/31/2031	82,589	0.0
		1,063,855	0.6

	Consumer, Cyclical: 1.1%
367,969	American Greetings Corporation, Tranche C Term Loan, 10.075%, (TSFR1M+5.750%), 10/30/2029	369,463	0.2
832,913	Great Outdoors Group LLC, Term B-3 Loan, 7.575%, (TSFR1M+3.250%), 01/16/2032	832,600	0.5
675,000	Hanesbrands, Inc., Tranche B, 7.071%, 03/08/2032	675,844	0.4
		1,877,907	1.1

	Consumer, Non-cyclical: 0.8%
1,000,000	1261229 BC Ltd., 3.950%, 04/01/2030	930,940	0.5
444,478	Bausch & Lomb Corporation, Initial Term Loan, 7.672%, (TSFR1M+3.350%), 05/10/2027	443,327	0.3
		1,374,267	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: 0.8%
447,750	Epic Y Grade Services L.P., Term Loan B, 10.044%, (TSFR3M+5.750%), 06/29/2029	$448,356	0.3
353,438	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 8.825%, (TSFR1M+4.500%), 06/04/2029	353,438	0.2
506,250	Hilcorp Energy I L.P., Term Loan B, 6.322%, (TSFR1M+2.000%), 02/05/2030	507,516	0.3
		1,309,310	0.8

	Financial: 1.0%
806,875	HUB International Ltd., Facility 2024-1 Incremental Term Loans, 7.043%, (TSFR3M+2.750%), 06/20/2030	804,202	0.5
373,127	Osaic Holdings Inc., Term B4 Loan, 7.824%, (TSFR1M+3.500%), 08/17/2028	370,796	0.2
605,000	Sedgwick Claims Management Services, Inc., 7.313%, 07/31/2031	596,811	0.3
		1,771,809	1.0

	Technology: 0.9%
375,000	Cotiviti Holdings Inc., Initial Fixed Rate Term Loan, 7.625%, 05/01/2031	373,594	0.2
175,000 (4)	Cotiviti Inc., 03/29/2032	172,265	0.1
148,504	Cotiviti Inc., Initial Floating Rate Term Loans, 7.073%, (TSFR1M+2.750%), 05/01/2031	147,715	0.1
374,063	Indy Us Bidco, LLC, Eleventh Amendment Term Loan, 7.824%, (TSFR1M+3.500%), 03/06/2028	373,244	0.2

See Accompanying Notes to Financial Statements

39

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Technology: (continued)
498,750	PointClickCare Technologies Inc., 2024-1 Term Loan, 7.549%, (TSFR3M+3.250%), 11/03/2031	$499,218	0.3
		1,566,036	0.9
	Total Bank Loans
	(Cost $8,999,443)	8,963,184	5.2

	Total Long-Term Investments
	(Cost $164,482,694)	165,555,314	97.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 7.8%
	Commercial Paper: 2.2%
1,100,000	Entergy Corp., 4.590%, 04/01/2025	1,099,862	0.7
1,000,000	Fiserv, Inc., 4.600%, 04/01/2025	999,874	0.6
500,000	Fiserv, Inc., 4.600%, 04/03/2025	499,811	0.3
1,000,000	Kellanova, 4.640%, 04/17/2025	997,845	0.6

	Repurchase Agreements: 4.4%
2,080,073 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $2,080,322, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,121,675, due 04/10/25-03/01/55)	2,080,073	1.2
2,080,073 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.370%, due 04/01/2025 (Repurchase Amount $2,080,322, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.470%-6.500%, Market Value plus accrued interest $2,121,674, due 06/01/28-02/01/55)	2,080,073	1.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
42,451 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $42,456, collateralized by various U.S. Government Securities, 0.000%-1.500%, Market Value plus accrued interest $43,300, due 02/15/27-02/15/55)	$42,451	0.1
1,218,185 (5)	JPMorgan Securities LLC, Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $1,218,331, collateralized by various U.S. Government Securities, 2.375%-4.625%, Market Value plus accrued interest $1,242,549, due 02/15/42-02/15/55)	1,218,185	0.7
2,080,073 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 03/31/2025, 4.360%, due 04/01/2025 (Repurchase Amount $2,080,321, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $2,121,675, due 04/10/25-12/15/66)	2,080,073	1.2
	Total Repurchase Agreements
	(Cost $7,500,855)	7,500,855	4.4

	Time Deposits: 0.8%
190,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 04/01/2025	190,000	0.1
180,000 (5)	Credit Agricole Corporate And Investment Bank, 4.310%, 04/01/2025	180,000	0.1
130,000 (5)	DNB Bank Asa, 4.310%, 04/01/2025	130,000	0.1

See Accompanying Notes to Financial Statements

40

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
170,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 04/01/2025	$170,000	0.1
190,000 (5)	Mizuho Bank Ltd., 4.330%, 04/01/2025	190,000	0.1
190,000 (5)	Royal Bank of Canada, 4.330%, 04/01/2025	190,000	0.1
190,000 (5)	Societe Generale S.A., 4.320%, 04/01/2025	190,000	0.1
140,000 (5)	Svenska Handelsbanken AB, 4.300%, 04/01/2025	140,000	0.1
	Total Time Deposits
	(Cost $1,380,000)	1,380,000	0.8

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
747,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $747,000)	$747,000	0.4
	Total Short-Term Investments
	(Cost $13,225,705)	13,225,247	7.8
	Total Investments in Securities
	(Cost $177,708,399)	$178,780,561	104.8
	Liabilities in Excess of Other Assets	(8,167,944)	(4.8)
	Net Assets	$170,612,617	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(4)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

41

Voya VACS Series HYB Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$156,592,130	$—	$156,592,130
Bank Loans	—	8,963,184	—	8,963,184
Short-Term Investments	747,000	12,478,247	—	13,225,247
Total Investments, at fair value	$747,000	$178,033,561	$—	$178,780,561

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At March 31, 2025, the aggregate cost of securities and other investments for federal income tax purposes was the same as for financial statement purposes. The composition of unrealized appreciation and depreciation of securities and other investments was:

Cost for U.S. federal income tax purposes was $177,719,343.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,674,764
Gross Unrealized Depreciation	(1,613,546)
Net Unrealized Appreciation	$1,061,218

See Accompanying Notes to Financial Statements

42

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 34.0%
776,962 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 D, 2.000%, 10/15/2054	$590,502	0.3
1,701,186 (1)	Arbor Multifamily Mortgage Securities Trust 2021-MF3 E, 2.000%, 10/15/2054	1,231,620	0.6
500,000 (1)	ARZ Trust 2024-BILT F, 8.268%, 06/11/2029	517,477	0.2
500,000 (1)(2)	Atrium Hotel Portfolio Trust 2017-ATRM C, 6.267%, (TSFR1M + 1.947%), 12/15/2036	482,969	0.2
1,000,000 (1)(2)	BAHA Trust 2024-MAR B, 6.385%, 12/10/2041	1,038,025	0.5
1,000,000 (1)(2)	BAMLL Trust 2025-ASHF A, 6.170%, (TSFR1M + 1.850%), 02/15/2042	998,340	0.5
662,526 (1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	490,235	0.2
6,369,284 (1)(2)(3)	BANK 2017-BNK8 XE, 1.292%, 11/15/2050	191,095	0.1
15,809,986 (2)(3)	BANK 2020-BN27 XA, 1.155%, 04/15/2063	699,377	0.3
5,195,079 (2)(3)	BANK 2020-BN30 XA, 1.274%, 12/15/2053	280,056	0.1
900,000 (2)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 C, 4.352%, 02/15/2050	854,289	0.4
12,917,443 (2)(3)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.518%, 08/15/2052	636,878	0.3
750,000 (1)	BBCMS Mortgage Trust 2025-C32 D, 4.500%, 02/15/2062	626,119	0.3
5,710,974 (1)(2)(3)	Benchmark Mortgage Trust 2018-B5 XD, 1.500%, 07/15/2051	235,894	0.1
5,023,811 (2)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.221%, 03/15/2062	196,129	0.1
4,489,366 (1)(2)(3)	Benchmark Mortgage Trust 2019-B14 XD, 1.254%, 12/15/2062	238,730	0.1
1,841,521 (1)	Benchmark Mortgage Trust 2020-B18 AGNF, 4.139%, 07/15/2053	1,784,347	0.9
6,241,750 (2)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.806%, 07/15/2053	326,513	0.2
4,762,108 (2)(3)	Benchmark Mortgage Trust 2020-B22 XA, 1.503%, 01/15/2054	321,738	0.2
10,269,217 (2)(3)	Benchmark Mortgage Trust 2021-B25 XA, 1.078%, 04/15/2054	464,683	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,008,846 (1)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	$769,380	0.4
2,537,173 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.428%, 05/25/2052	2,065,587	1.0
1,500,000 (1)(2)	BOCA Commercial Mortgage Trust 2024-BOCA B, 6.659%, (TSFR1M + 2.340%), 08/15/2041	1,503,764	0.7
723,659 (1)(2)	BX Commercial Mortgage Trust 2019-IMC D, 6.265%, (TSFR1M + 1.946%), 04/15/2034	714,774	0.3
752,296 (1)(2)	BX Commercial Mortgage Trust 2021-VOLT F, 6.834%, (TSFR1M + 2.514%), 09/15/2036	741,893	0.4
1,000,000 (1)(2)	BX Commercial Mortgage Trust 2022-CSMO B, 7.460%, (TSFR1M + 3.141%), 06/15/2027	1,003,093	0.5
537,007 (1)(2)	BX Commercial Mortgage Trust 2023-XL3 D, 7.908%, (TSFR1M + 3.589%), 12/09/2040	537,844	0.3
1,325,000 (1)(2)	BX Commercial Mortgage Trust 2024-AIRC B, 6.460%, (TSFR1M + 2.141%), 08/15/2039	1,326,887	0.6
937,714 (1)(2)	BX Commercial Mortgage Trust 2024-GPA3 A, 5.612%, (TSFR1M + 1.293%), 12/15/2039	936,687	0.5
1,000,000 (1)(2)	BX Trust 2021-ARIA C, 6.079%, (TSFR1M + 1.760%), 10/15/2036	996,981	0.5
500,000 (1)(2)	BX Trust 2021-LGCY E, 6.133%, (TSFR1M + 1.814%), 10/15/2036	494,831	0.2
289,103 (1)(2)	BX Trust 2021-RISE C, 5.883%, (TSFR1M + 1.564%), 11/15/2036	285,745	0.1
1,177,401 (1)(2)	BX Trust 2021-SDMF D, 5.820%, (TSFR1M + 1.501%), 09/15/2034	1,160,835	0.6
5,120,106 (2)(3)	CD Mortgage Trust 2019-CD8 XA, 1.393%, 08/15/2057	233,964	0.1
6,220,215 (1)(2)(3)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.254%, 09/15/2050	164,660	0.1

See Accompanying Notes to Financial Statements

43

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
674,572 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.069%, 11/10/2051	$481,768	0.2
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	510,980	0.2
500,000 (1)(2)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	513,210	0.2
1,250,000 (1)(2)	DK Trust 2024-SPBX D, 7.069%, (TSFR1M + 2.750%), 03/15/2034	1,249,846	0.6
1,000,000 (1)(2)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU A, 5.769%, (TSFR1M + 1.450%), 12/15/2039	1,000,894	0.5
3,892,869 (2)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.979%, 08/25/2036	298,479	0.1
1,455,653 (1)(4)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	1,281,759	0.6
1,000,000 (1)(2)	FS Rialto Issuer LLC 2025-FL10 A, 5.685%, (TSFR1M + 1.385%), 08/19/2042	999,974	0.5
1,000,000 (1)(2)	FS Trust 2024-HULA D, 7.259%, (TSFR1M + 2.940%), 08/15/2039	1,002,696	0.5
2,235,423 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1C, 0.000%, 11/29/2050	1,881,143	0.9
3,147,000 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 1D, 0.000%, 11/29/2050	2,604,167	1.3
2,415,208 (1)(4)	GAM Re-REMIC Trust 2021-FRR1 2C, 0.000%, 11/29/2050	1,970,366	1.0
1,616,752 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	1,240,985	0.6
1,178,995 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,163,449	0.6
1,178,694 (1)(4)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,159,263	0.6
1,362,997 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	975,562	0.5
725,526 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	721,175	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,605,421 (1)(4)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	$1,545,050	0.7
653,492 (1)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	483,050	0.2
542,067 (1)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	363,258	0.2
600,000 (1)(2)	HYT Commercial Mortgage Trust 2024-RGCY B, 6.660%, (TSFR1M + 2.341%), 09/15/2041	599,875	0.3
881,000 (1)(2)	INTOWN Mortgage Trust 2025-STAY C, 6.550%, (TSFR1M + 2.250%), 03/15/2042	876,035	0.4
1,760,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.222%, 01/05/2034	1,661,389	0.8
500,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC E, 7.134%, (TSFR1M + 2.814%), 04/15/2038	498,812	0.2
1,250,000 (1)(2)	KSL Commercial Mortgage Trust 2024-HT2 A, 5.862%, (TSFR1M + 1.542%), 12/15/2039	1,250,468	0.6
375,000 (1)(2)	LAQ Mortgage Trust 2023-LAQ D, 8.508%, (TSFR1M + 4.188%), 03/15/2036	374,830	0.2
1,000,000 (1)(2)	LoanCore 2025 Issuer LLC 2025-CRE8 C, 6.461%, (TSFR1M + 2.141%), 08/17/2042	1,001,501	0.5
360,000 (1)(2)	MHC Commercial Mortgage Trust 2021-MHC F, 7.034%, (TSFR1M + 2.715%), 04/15/2038	359,357	0.2
360,000 (1)(2)	MHC Trust 2021-MHC2 E, 6.383%, (TSFR1M + 2.064%), 05/15/2038	357,998	0.2
4,684,360 (1)(2)(3)	Morgan Stanley Capital I 2017-HR2 XD, 1.587%, 12/15/2050	172,800	0.1
11,128,292 (2)(3)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.218%, 07/15/2052	483,772	0.2
1,000,000 (1)(2)	ORL Trust 2024-GLKS A, 5.812%, (TSFR1M + 1.493%), 12/15/2039	1,000,937	0.5

See Accompanying Notes to Financial Statements

44

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
536,670 (1)	Prima Capital CRE Securitization Ltd. 2019-7A C, 3.250%, 12/25/2050	$520,155	0.2
3,011,482 (1)	Prima Capital CRE Securitization Ltd. 2019-7A D, 4.250%, 12/25/2050	2,654,197	1.3
1,000,000 (1)(2)	PRM5 Trust 2025-PRM5 A, 4.173%, 03/10/2033	982,762	0.5
4,104,649 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.358%, 11/08/2049	3,801,117	1.8
1,897,233 (1)(4)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	1,635,971	0.8
1,000,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	848,000	0.4
750,000 (1)(2)	SMRT 2022-MINI F, 7.670%, (TSFR1M + 3.350%), 01/15/2039	711,668	0.3
1,000,000 (1)(2)	SWCH Commercial Mortgage Trust 2025-DATA A, 5.762%, (TSFR1M + 1.443%), 03/15/2042	990,538	0.5
1,000,000 (1)(2)	WCORE Commercial Mortgage Trust 2024-CORE B, 6.161%, (TSFR1M + 1.842%), 11/15/2041	1,000,031	0.5
850,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-C37 D, 3.164%, 12/15/2049	779,888	0.4
861,000 (1)(2)	Wells Fargo Commercial Mortgage Trust 2016-LC25 D, 3.029%, 12/15/2059	768,664	0.4
9,280,627 (2)(3)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.857%, 10/15/2050	142,170	0.1
6,038,486 (2)(3)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.495%, 08/15/2054	412,343	0.2
	Total Commercial Mortgage-Backed Securities
	(Cost $64,306,556)	70,474,293	34.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 32.7%
422,109 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.628%, 01/25/2045	338,252	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
289,974 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.760%, 03/25/2046	$273,601	0.1
903,444 (1)(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	841,428	0.4
451,722 (1)(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	430,032	0.2
556,018 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.483%, 11/25/2051	475,419	0.2
584,214 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.397%, 12/25/2051	487,517	0.2
712,886 (1)(2)	Bayview Opportunity Master Fund VI Trust 2021-6 B3A, 3.386%, 10/25/2051	598,587	0.3
323,029 (2)	Bear Stearns ALT-A Trust 2005-9 26A1, 4.358%, 11/25/2035	175,250	0.1
1,297,995 (1)(2)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,281,391	0.6
353,531 (1)(2)	CIM Trust 2021-J1 A19, 2.500%, 03/25/2051	287,557	0.1
420,859 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.861%, 09/25/2051	343,768	0.2
994,021 (1)	Citigroup Mortgage Loan Trust 2024-CMI1 B2, 6.427%, 06/25/2054	1,005,322	0.5
958,681 (1)(2)	COLT Mortgage Loan Trust 2021-1 A1, 0.910%, 06/25/2066	802,639	0.4
873,330 (1)(2)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.104%, (SOFR30A + 3.764%), 02/25/2040	913,073	0.4
1,054,019 (1)(2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.490%, (SOFR30A + 3.150%), 12/25/2041	1,079,096	0.5
602,296 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	460,744	0.2
998,968 (1)	EFMT 2024-RM3 A1A, 5.000%, 12/25/2054	953,402	0.5

See Accompanying Notes to Financial Statements

45

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,296 (1)(2)	Fannie Mae Connecticut Avenue Securities 2020-R02 2B1, 7.454%, (SOFR30A + 3.114%), 01/25/2040	$616,837	0.3
301,148 (1)(2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 7.640%, (SOFR30A + 3.300%), 11/25/2041	310,447	0.1
1,761,717 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R02 1B1, 9.890%, (SOFR30A + 5.550%), 01/25/2043	1,926,052	0.9
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2023-R05 1B1, 9.086%, (SOFR30A + 4.750%), 06/25/2043	540,188	0.3
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.286%, (SOFR30A + 1.950%), 02/25/2045	500,376	0.2
385,647 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.141%, 07/25/2048	353,107	0.2
1,354,390 (1)(2)	Flagstar Mortgage Trust 2020-1INV B2A, 4.190%, 03/25/2050	1,259,800	0.6
675,034 (1)(2)	Flagstar Mortgage Trust 2020-1INV B3, 4.190%, 03/25/2050	615,757	0.3
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.090%, (SOFR30A + 3.750%), 12/25/2041	1,546,758	0.7
3,011,482 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 7.740%, (SOFR30A + 3.400%), 01/25/2042	3,089,407	1.5
2,845,850 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 B1, 9.090%, (SOFR30A + 4.750%), 02/25/2042	2,976,018	1.4
1,505,741 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 6.740%, (SOFR30A + 2.400%), 02/25/2042	1,532,968	0.7
1,500,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M2, 8.090%, (SOFR30A + 3.750%), 02/25/2042	1,552,127	0.7
481,038 (1)(2)	GCAT Trust 2022-INV3 B1, 4.611%, 08/25/2052	447,200	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
598,384 (1)(2)	GS Mortage-Backed Securities Trust 2020- PJ1 B3, 3.611%, 05/25/2050	$526,482	0.3
957,183 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.983%, 03/25/2050	876,312	0.4
820,092 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.983%, 03/25/2050	748,810	0.4
1,215,584 (1)(2)	GS Mortgage-Backed Securities Trust 2022- PJ5 B3, 2.985%, 10/25/2052	1,007,177	0.5
785,545 (1)(2)	GS Mortgage-Backed Securities Trust 2023- PJ4 A3, 6.000%, 01/25/2054	790,737	0.4
696,846 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.319%, 12/25/2051	589,657	0.3
451,722 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	339,182	0.2
617,104 (2)	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 4.855%, (TSFR1M + 0.534%), 02/25/2046	467,712	0.2
208,554 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.615%, 06/25/2049	199,381	0.1
417,015 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.148%, 05/25/2052	336,051	0.2
476,025 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.087%, 07/25/2052	385,034	0.2
1,132,589 (1)(2)	J.P. Morgan Mortgage Trust 2022-6 B3, 3.290%, 11/25/2052	944,463	0.5
765,680 (1)(2)	J.P. Morgan Mortgage Trust 2023-2 B3, 5.639%, 07/25/2053	726,827	0.4
288,057 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.688%, 01/25/2044	248,759	0.1
879,494 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.447%, 01/25/2047	781,982	0.4
356,307 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.871%, 11/25/2048	327,187	0.2
359,050 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.780%, 12/25/2048	324,255	0.2
389,885 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.704%, 09/25/2048	353,416	0.2

See Accompanying Notes to Financial Statements

46

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
552,437 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.704%, 09/25/2048	$500,761	0.2
559,853 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.715%, 10/25/2048	511,849	0.2
774,377 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.204%, 02/25/2050	681,706	0.3
781,942 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.406%, 03/25/2050	693,603	0.3
839,006 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 4.953%, 10/25/2049	840,379	0.4
451,170 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.933%, 10/25/2049	439,145	0.2
944,064 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.355%, 05/25/2050	875,745	0.4
456,474 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.706%, 12/25/2049	441,875	0.2
456,474 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.706%, 12/25/2049	440,730	0.2
672,973 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.350%, 03/25/2050	624,213	0.3
671,657 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.570%, 12/25/2050	596,004	0.3
396,812 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.493%, 03/25/2051	343,119	0.2
329,037 (1)(2)	JP Morgan Mortgage Trust 2021-INV6 A5A, 2.500%, 04/25/2052	267,634	0.1
979,942 (1)(2)	JP Morgan Mortgage Trust 2023-10 B3, 6.350%, 05/25/2054	974,611	0.5
952,179 (1)(2)	JP Morgan Mortgage Trust 2024-12 A9, 6.150%, 06/25/2055	957,492	0.5
1,287,624 (1)(2)	JP Morgan Mortgage Trust 2024-9 A9A, 5.500%, 02/25/2055	1,271,153	0.6
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2024-CCM1 A5A, 5.500%, 04/25/2055	984,764	0.5
495,607 (1)(2)	JP Morgan Mortgage Trust 2025-CCM1 A2, 5.500%, 06/25/2055	491,502	0.2
215,152 (1)(2)	JP Morgan Trust 2015-1 B3, 5.647%, 12/25/2044	207,626	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
545,052 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.362%, 10/25/2048	$516,792	0.2
1,050,706 (1)(2)	MFA Trust 2021-INV2 M1, 3.199%, 11/25/2056	834,463	0.4
542,067 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.721%, 09/25/2057	495,101	0.2
406,532 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	396,349	0.2
1,144,363 (1)(2)	Oaktown Re VII Ltd. 2021-2 M1C, 7.690%, (SOFR30A + 3.350%), 04/25/2034	1,166,621	0.6
383,621 (1)(2)	OBX Trust 2022-J1 A14, 2.500%, 02/25/2052	311,084	0.2
1,069,470 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.967%, 10/25/2051	873,670	0.4
1,000,000 (1)(2)	PRET Trust 2025-RPL2 A1, 4.000%, 08/25/2064	958,288	0.5
186,491 (1)(2)	Radnor RE Ltd. 2021-1 M1C, 7.040%, (SOFR30A + 2.700%), 12/27/2033	188,208	0.1
539,908 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.473%, 02/25/2050	485,343	0.2
468,674 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.559%, 02/25/2047	438,356	0.2
363,307 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.247%, 06/25/2049	339,388	0.2
455,892 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.790%, 08/25/2049	444,850	0.2
813,437 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.509%, 09/25/2049	777,237	0.4
479,009 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.509%, 09/25/2049	452,534	0.2
671,071 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.631%, 03/25/2050	596,200	0.3
539,987 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.312%, 04/25/2050	474,824	0.2
697,044 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.863%, 11/25/2051	576,575	0.3
601,735 (1)(2)	Sequoia Mortgage Trust 2023-1 B2, 5.138%, 01/25/2053	569,240	0.3

See Accompanying Notes to Financial Statements

47

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
697,910 (1)(2)	Sequoia Mortgage Trust 2024-2 A19, 6.000%, 03/25/2054	$700,341	0.3
835,794 (1)(2)	Sequoia Mortgage Trust 2024-9 A20, 5.500%, 10/25/2054	825,102	0.4
343,510 (1)(2)	Shellpoint Co.-Originator Trust 2017-2 B3, 3.631%, 10/25/2047	316,879	0.2
240,531 (1)(2)	STAR Trust 2021-1 A3, 1.528%, 05/25/2065	222,576	0.1
903,444 (1)(2)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	794,453	0.4
602,296 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	561,107	0.3
1,080,678 (2)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	237,371	0.1
331,263 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.993%, 11/25/2057	327,040	0.2
553,040 (1)(2)	UWM Mortgage Trust 2021-INV1 B1, 3.152%, 08/25/2051	468,145	0.2
419,854 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.218%, 12/25/2051	345,394	0.2
1,372,731 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.231%, 01/25/2052	1,141,156	0.6
261,566 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	223,979	0.1
569,222 (1)(2)	Wells Fargo Mortgage Backed Securities Trust 2020-1 B3, 3.370%, 12/25/2049	496,748	0.2

	Total Collateralized Mortgage Obligations
	(Cost $63,584,770)	67,686,869	32.7

ASSET-BACKED SECURITIES: 21.7%
	Other Asset-Backed Securities: 18.2%
300,000 (1)(2)	AB BSL CLO 5 Ltd. 2024-5A C, 6.415%, (TSFR3M + 2.100%), 01/20/2038	300,543	0.1
1,000,000 (1)(2)	AMMC CLO 30 Ltd. 2024-30A C, 6.952%, (TSFR3M + 2.650%), 01/15/2037	1,004,969	0.5
350,000 (1)(2)	Apidos CLO XV 2013-15A CRR, 6.405%, (TSFR3M + 2.112%), 04/20/2031	350,557	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
730,000 (1)(2)	Apidos CLO XXIV 2016-24A BRR, 6.605%, (TSFR3M + 2.312%), 10/20/2030	$732,422	0.3
327,690 (1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	321,747	0.1
1,747,000 (1)	Aqua Finance Trust 2021-A B, 2.400%, 07/17/2046	1,532,789	0.7
819,390 (1)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	781,045	0.4
550,000 (1)(2)	Birch Grove CLO 3 Ltd. 2021-3A CR, 6.105%, (TSFR3M + 1.800%), 01/19/2038	545,188	0.3
250,000 (1)(2)	Birch Grove Clo 9 Ltd. 2024-9A C, 6.835%, (TSFR3M + 2.000%), 10/22/2037	247,372	0.1
250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A E, 10.964%, (TSFR3M + 6.662%), 04/15/2034	240,380	0.1
781,125 (1)(2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 6.452%, (TSFR3M + 2.150%), 04/15/2035	781,712	0.4
600,000 (1)	Bojangles Issuer LLC 2024-1A A2, 6.584%, 11/20/2054	603,871	0.3
800,000 (1)(2)	Cedar Funding V CLO Ltd. 2016-5A CR, 6.664%, (TSFR3M + 2.362%), 07/17/2031	798,479	0.4
300,000 (1)(2)	CIFC Funding Ltd. 2024-3A C, 6.493%, (TSFR3M + 2.200%), 07/21/2037	300,720	0.1
601,567 (1)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	550,928	0.3
414,058 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	412,132	0.2
550,498 (1)	Domino's Pizza Master Issuer LLC 2018-1A A2II, 4.328%, 07/25/2048	544,648	0.3
750,000 (1)(2)	Elmwood CLO 18 Ltd. 2022-5A CRR, 6.303%, (TSFR3M + 2.000%), 07/17/2037	751,207	0.4
780,000 (1)(2)	Galaxy XV CLO Ltd. 2013-15A CRR, 6.414%, (TSFR3M + 2.112%), 10/15/2030	781,739	0.4

See Accompanying Notes to Financial Statements

48

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
666,135 (1)	Goddard Funding LLC 2022-1A A2, 6.864%, 10/30/2052	$674,304	0.3
446,672 (1)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	347,716	0.2
357,887 (1)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	322,255	0.2
222,511 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	204,766	0.1
283,110 (1)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	246,378	0.1
1,500,000 (1)(2)	Oaktree CLO Ltd. 2019-4A CRR, 6.563%, (TSFR3M + 2.270%), 07/20/2037	1,493,740	0.7
250,000 (1)(2)	Oaktree CLO Ltd. 2024-25A C, 6.793%, (TSFR3M + 2.500%), 04/20/2037	249,649	0.1
450,000 (1)(2)	Octagon Investment Partners XVI Ltd. 2013-1A CR, 6.414%, (TSFR3M + 2.112%), 07/17/2030	450,828	0.2
800,000 (1)	Pagaya AI Debt Grantor Trust 2024-11 B, 5.637%, 07/15/2032	802,524	0.4
650,000 (1)	Pagaya AI Debt Grantor Trust 2025-1 B, 5.628%, 07/15/2032	654,048	0.3
800,000 (1)(2)	Palmer Square CLO Ltd. 2018-2A BR, 6.808%, (TSFR3M + 2.500%), 04/16/2037	808,199	0.4
1,000,000 (1)(2)	Parallel Ltd. 2023-1A B, 7.793%, (TSFR3M + 3.500%), 07/20/2036	1,000,780	0.5
1,050,000 (1)(2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.862%, (TSFR3M + 2.562%), 04/25/2034	1,051,400	0.5
500,000 (1)(2)	Sound Point CLO XXXII Ltd. 2021-4A C, 6.712%, (TSFR3M + 2.412%), 10/25/2034	495,693	0.2
512,823 (1)	Sunnova Helios II Issuer LLC 2018-1A B, 7.710%, 07/20/2048	391,884	0.2
2,034,395 (1)	Sunnova Helios II Issuer LLC 2021-B B, 2.010%, 07/20/2048	1,558,101	0.7
385,683 (1)	Sunnova Helios IV Issuer LLC 2020-AA A, 2.980%, 06/20/2047	344,674	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,055,356 (1)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	$865,572	0.4
917,487 (1)	Sunrun Atlas Issuer LLC 2019-2 A, 3.610%, 02/01/2055	858,649	0.4
717,802 (1)	Sunrun Iris Issuer LLC 2023-1A A, 5.750%, 01/30/2059	698,009	0.3
1,893,438 (1)	Sunrun Jupiter Issuer LLC 2022-1A A, 4.750%, 07/30/2057	1,785,760	0.9
367,218 (1)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	342,020	0.2
1,041,500 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.064%, (TSFR3M + 2.762%), 04/15/2035	1,038,126	0.5
461,423 (1)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	413,231	0.2
1,850,000 (1)	Trafigura Securitisation Finance PLC 2024-1A A2, 5.980%, 11/15/2027	1,887,520	0.9
595,980 (1)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	539,331	0.3
333,280 (1)(2)	Venture 33 CLO Ltd. 2018-33A CR, 6.844%, (TSFR3M + 2.542%), 07/15/2031	333,288	0.2
350,000 (1)(2)	VERDE CLO Ltd. 2019-1A CRR, 6.302%, (TSFR3M + 2.000%), 04/15/2032	350,054	0.2
585,611 (1)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	518,913	0.2
416,600 (1)(2)	Wind River CLO Ltd. 2014-1A CRR, 6.505%, (TSFR3M + 2.212%), 07/18/2031	417,209	0.2
1,712,154 (1)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	1,618,035	0.8
1,650,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	1,676,750	0.8
1,903,482 (1)	Zaxby's Funding LLC 2021-1A A2, 3.238%, 07/30/2051	1,743,246	0.8
		37,765,100	18.2

	Student Loan Asset-Backed Securities: 3.5%
312,158 (1)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	302,729	0.1

See Accompanying Notes to Financial Statements

49

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
1,267,125 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	$1,218,303	0.6
790,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	709,335	0.3
376,000 (1)	SoFi Professional Loan Program LLC 2017-D BFX, 3.610%, 09/25/2040	359,728	0.2
1,205,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	1,155,905	0.6
602,000 (1)	SoFi Professional Loan Program Trust 2018-C BFX, 4.130%, 01/25/2048	579,159	0.3
632,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	608,303	0.3
1,521,000 (1)	SoFi Professional Loan Program Trust 2020-B BFX, 2.730%, 05/15/2046	1,264,158	0.6
1,235,000 (1)	SoFi Professional Loan Program Trust 2020-C BFX, 3.360%, 02/15/2046	1,039,852	0.5
		7,237,472	3.5

	Total Asset-Backed Securities
	(Cost $43,689,901)	45,002,572	21.7

	Total Long-Term Investments
	(Cost $171,581,227)	183,163,734	88.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 11.8%
	Commercial Paper: 11.7%
1,000,000	Agilent Technologies, 4.590%, 04/08/2025	998,995	0.5
2,000,000	Autozone, Inc., 4.580%, 04/03/2025	1,999,248	1.0
1,000,000	Broadcom, Inc., 4.580%, 04/02/2025	999,749	0.5
1,000,000	Columbia Pipelines Holding, 4.620%, 04/21/2025	997,349	0.5
2,000,000	Concord Minutemen Capital Co. LLC, 4.460%, 04/04/2025	1,999,023	0.9

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
2,000,000	Enbridge (US) Inc., 4.620%, 04/14/2025	$1,996,462	0.9
2,000,000	Entergy Corp., 4.590%, 04/01/2025	1,999,748	1.0
2,000,000	Entergy Corp., 4.590%, 04/02/2025	1,999,497	1.0
2,000,000 (1)	Enterprise Products, 4.580%, 04/01/2025	1,999,749	1.0
2,000,000	Fiserv, Inc., 4.600%, 04/02/2025	1,999,497	1.0
2,000,000	HP, Inc., 4.820%, 04/01/2025	1,999,736	1.0
2,000,000	McCormick & Company, Inc., 4.650%, 04/04/2025	1,998,982	0.9
2,017,000	National Grid, 4.610%, 04/11/2025	2,014,202	1.0
1,000,000	Sherwin-Williams Co., 4.500%, 04/29/2025	996,438	0.5

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.1%
303,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.270%
	(Cost $303,000)	$303,000	0.1

	Total Short-Term Investments
	(Cost $24,304,604)	24,301,675	11.8
	Total Investments in Securities
	(Cost $195,885,831)	$207,465,409	100.2
	Liabilities in Excess of Other Assets	(330,923)	(0.2)
	Net Assets	$207,134,486	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of March 31, 2025.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

See Accompanying Notes to Financial Statements

50

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

51

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Commercial Mortgage-Backed Securities	$—	$70,474,293	$—	$70,474,293
Collateralized Mortgage Obligations	—	67,686,869	—	67,686,869
Asset-Backed Securities	—	45,002,572	—	45,002,572
Short-Term Investments	303,000	23,998,675	—	24,301,675
Total Investments, at fair value	$303,000	$207,162,409	$—	$207,465,409
Other Financial Instruments+
Futures	450,307	—	—	450,307
Total Assets	$753,307	$207,162,409	$—	$207,915,716
Liabilities Table
Other Financial Instruments+
Futures	$(99,404)	$—	$—	$(99,404)
Total Liabilities	$(99,404)	$—	$—	$(99,404)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2025, the following futures contracts were outstanding for Voya VACS Series SC Fund:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	355	06/30/25	$73,546,015	$351,545
U.S. Treasury 5-Year Note	32	06/30/25	3,461,000	13,553
U.S. Treasury 10-Year Note	36	06/18/25	4,003,875	43,402
U.S. Treasury Ultra Long Bond	27	06/18/25	3,300,750	41,807
			$84,311,640	$450,307
Short Contracts:
U.S. Treasury Long Bond	(5)	06/18/25	(586,406)	(6,847)
U.S. Treasury Ultra 10-Year Note	(58)	06/18/25	(6,619,250)	(92,557)
			$(7,205,656)	$(99,404)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of March 31, 2025 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$450,307
Total Asset Derivatives		$450,307

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$99,404
Total Liability Derivatives		$99,404

See Accompanying Notes to Financial Statements

52

Voya VACS Series SC Fund	PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (continued)

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$1,099,242
Total	$1,099,242

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$269,242
Total	$269,242

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $196,236,734.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,955,707
Gross Unrealized Depreciation	(376,129)
Net Unrealized Appreciation	$11,579,578

See Accompanying Notes to Financial Statements

53

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TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2025, were as follows:

		Per Share
Fund Name	Type	Amount
Voya VACS Series EMHCD Fund	NII	$0.7166
	STCG	$0.1795
	LTCG	$0.2756
Voya VACS Series HYB Fund	NII	$0.7622
Voya VACS Series SC Fund	NII	$0.6427

NII - Net investment income

STCG - Short-term capital gain

LTCG - Long-term capital gain

Pursuant to Internal Revenue Code Section 871(k)(1), the Funds designate the following percentages of net investment income distributions as interest-related dividends:

Voya VACS Series EMHCD Fund	10.59%
Voya VACS Series HYB Fund	83.82%
Voya VACS Series SC Fund	87.03%

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya VACS Series EMHCD Fund	$ 2,868,898

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

57

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Funds Trust and Voya Separate Portfolios Trust (collectively, the “Trusts”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya VACS Series EMHCD Fund (the “EMHCD Fund”), Voya VACS Series SC Fund (the “SC Fund”), and Voya VACS Series HYB Fund (the “HYB Fund,” and together with the EMHCD Fund and the SC Fund, the “Funds”), each a series of the Trusts, as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trusts, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible

58

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trusts’ Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trusts’ Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board also considered that the Funds have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. In this regard, as noted above, the Board noted that there is no management fee charged pursuant to the Management Contracts or the Sub-Advisory Contracts. The Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fee schedules are reasonable for the services that the Manager and Sub-Adviser performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of

59

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Manager and its affiliates in connection with services they render to a Fund, the Board took into account that there is no sub-advisory fee payable by the Manager to the Sub-Adviser under the Sub-Advisory Contracts. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the

Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

EMHCD Fund

In considering whether to approve the renewal of the Contracts for the EMHCD Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods.

In analyzing this performance data, the Board took into account that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

SC Fund

In considering whether to approve the renewal of the Contracts for the SC Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods.

In analyzing this performance data, the Board took into account that the Fund commenced operations in March 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the

60

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the first quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the first quintile.

HYB Fund

In considering whether to approve the renewal of the Contracts for the HYB Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date and one-year periods; and (2) the Fund underperformed its primary benchmark for the year-to-date and one-year periods.

In analyzing this performance data, the Board took into account (1) management’s confidence in the portfolio management team and its ability to execute the Fund’s investment strategy; and (2) that the Fund commenced operations in February 2023, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the third quintile; (b) the Fund's contractual management fee rate is ranked in the first quintile; and (c) the Fund's net expense ratio is ranked in the second quintile.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2025.

61

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Placement Agent	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

220645 (0325)

Annual Financial Statements and Other Information

March 31, 2025

Voya Floating Rate Fund

■     Classes A, C, I, R and W

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Voya Floating Rate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Voya Floating Rate Fund (the “Fund”) (one of the funds constituting Voya Funds Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Funds Trust) at March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts

May 29, 2025

1

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025

ASSETS:
Investments in securities at fair value*	$176,991,298
Short-term investments at fair value†	725,020
Cash	158,974
Receivables:
Investment securities sold	9,480,176
Fund shares sold	91,971
Dividends	6,596
Interest	594,833
Prepaid expenses	55,191
Reimbursement due from Investment Adviser	967
Other assets	47,346
Total assets	188,152,372

LIABILITIES:
Income distribution payable	21,460
Payable for investment securities purchased	7,718,465
Payable for fund shares redeemed	1,268,874
Payable for investment management fees	194,576
Payable for distribution and shareholder service fees	40,281
Payable to trustees under the deferred compensation plan (Note 8)	47,346
Payable for trustee fees	574
Payable for borrowings against line of credit (Note 7)	700,000
Other accrued expenses and liabilities	565,931
Unfunded loan commitments (Note 9)	248,737
Total liabilities	10,806,244
NET ASSETS	$177,346,128

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$408,768,013
Total distributable loss	(231,421,885)
NET ASSETS	$177,346,128

* Cost of investments in securities	$180,291,658
† Cost of short-term investments	$725,020

See Accompanying Notes to Financial Statements

2

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2025 (Continued)

Class A
Net assets	$24,421,852
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,062,429
Net asset value and redemption price per share†	$7.97
Maximum offering price per share (2.50%)(1)	$8.17

Class C
Net assets	$4,760,961
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	596,995
Net asset value and redemption price per share†	$7.97

Class I
Net assets	$69,754,964
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	8,744,370
Net asset value and redemption price per share	$7.98

Class R
Net assets	$73,047,584
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	9,177,041
Net asset value and redemption price per share	$7.96

Class W
Net assets	$5,360,767
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	670,609
Net asset value and redemption price per share	$7.99

(1)	Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the year ended March 31, 2025

INVESTMENT INCOME:
Dividends	$493,389
Interest	17,953,156
Total investment income	18,446,545

EXPENSES:
Investment management fees	1,359,163
Distribution and shareholder service fees:
Class A	73,346
Class C	52,836
Class R	391,814
Transfer agent fees:
Class A	15,765
Class C	2,675
Class I	20,936
Class R	39,321
Class W	2,903
Shareholder reporting expense	8,915
Registration fees	90,081
Professional fees	67,750
Custody and accounting expense	100,855
Trustee fees	5,737
Proxy and solicitation costs (Note 8)	330,000
Miscellaneous expense	30,539
Interest expense	36,185
Total expenses	2,628,821
Waived and reimbursed fees	(317,772)
Net expenses	2,311,049
Net investment income	16,135,496

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,745,485
Net change in unrealized appreciation (depreciation) on investments	(3,919,227)
Net realized and unrealized loss	(2,173,742)
Increase in net assets resulting from operations	$13,961,754

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2025	March 31, 2024
FROM OPERATIONS:
Net investment income	$16,135,496	$21,245,674
Net realized gain (loss)	1,745,485	(20,054,880)
Net change in unrealized appreciation (depreciation)	(3,919,227)	21,161,169
Increase in net assets resulting from operations	13,961,754	22,351,963

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(2,782,808)	(3,132,997)
Class C	(444,218)	(518,426)
Class I	(8,672,712)	(9,886,804)
Class R	(6,900,916)	(7,774,883)
Class W	(535,218)	(705,359)
Return of capital:
Class A	(403,573)	—
Class C	(80,055)	—
Class I	(1,265,380)	—
Class R	(1,230,562)	—
Class W	(89,210)	—
Total distributions	(22,404,652)	(22,018,469)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,215,516	40,377,458
Reinvestment of distributions	22,049,971	21,637,575
	73,265,487	62,015,033
Cost of shares redeemed	(114,998,064)	(91,916,202)
Net decrease in net assets resulting from capital share transactions	(41,732,577)	(29,901,169)
Net decrease in net assets	(50,175,475)	(29,567,675)

NET ASSETS:
Beginning of year or period	227,521,603	257,089,278
End of year or period	$177,346,128	$227,521,603

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/ additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
03-31-25	8.30	0.63•	(0.10)	0.53	0.73	—	0.13	0.86	—	7.97	6.70	1.27	1.11	1.11	7.71	24,422	78
03-31-24	8.29	0.74•	0.04	0.78	0.77	—	—	0.77	—	8.30	9.87	1.17	0.99	0.99	8.97	34,474	72
03-31-23	8.94	0.55•	(0.68)	(0.13)	0.52	—	—	0.52	—	8.29	(1.28)	1.26	1.06	1.06	6.48	33,686	38
03-31-22	9.04	0.30•	(0.11)	0.19	0.29	—	—	0.29	—	8.94	2.15	1.20	1.02	1.02	3.37	41,990	89
03-31-21	8.00	0.29•	1.03	1.32	0.28	—	—	0.28	—	9.04	16.69	1.34	1.13	1.13	3.35	39,518	60
Class C
03-31-25	8.30	0.57•	(0.10)	0.47	0.67	—	0.13	0.80	—	7.97	5.91	2.02	1.86	1.86	6.97	4,761	78
03-31-24	8.28	0.68•	0.05	0.73	0.71	—	—	0.71	—	8.30	9.19	1.92	1.74	1.74	8.23	5,633	72
03-31-23	8.93	0.48•	(0.67)	(0.19)	0.46	—	—	0.46	—	8.28	(2.03)	2.01	1.81	1.81	5.69	6,743	38
03-31-22	9.04	0.23•	(0.11)	0.12	0.23	—	—	0.23	—	8.93	1.27	1.95	1.77	1.77	2.59	9,658	89
03-31-21	8.00	0.23•	1.03	1.26	0.22	—	—	0.22	—	9.04	15.83	2.09	1.88	1.88	2.59	14,914	60
Class I
03-31-25	8.31	0.65•	(0.10)	0.55	0.75	—	0.13	0.88	—	7.98	6.98	0.99	0.86	0.86	7.97	69,755	78
03-31-24	8.29	0.77•	0.04	0.81	0.79	—	—	0.79	—	8.31	10.27	0.92	0.74	0.74	9.24	99,303	72
03-31-23	8.94	0.55•	(0.65)	(0.10)	0.55	—	—	0.55	—	8.29	(1.03)	0.92	0.81	0.81	6.50	116,954	38
03-31-22	9.04	0.33•	(0.11)	0.22	0.32	—	—	0.32	—	8.94	2.41	0.85	0.77	0.77	3.60	225,339	89
03-31-21	8.00	0.31•	1.03	1.34	0.30	—	—	0.30	—	9.04	16.97	1.00	0.88	0.88	3.61	235,804	60
Class R
03-31-25	8.29	0.61•	(0.10)	0.51	0.71	—	0.13	0.84	—	7.96	6.44	1.52	1.36	1.36	7.47	73,048	78
03-31-24	8.27	0.72•	0.05	0.77	0.75	—	—	0.75	—	8.29	9.75	1.42	1.24	1.24	8.72	81,838	72
03-31-23	8.92	0.53•	(0.68)	(0.15)	0.50	—	—	0.50	—	8.27	(1.53)	1.51	1.31	1.31	6.26	88,959	38
03-31-22	9.03	0.28•	(0.12)	0.16	0.27	—	—	0.27	—	8.92	1.78	1.45	1.27	1.27	3.12	109,837	89
03-31-21	7.99	0.27•	1.03	1.30	0.26	—	—	0.26	—	9.03	16.42	1.59	1.38	1.38	3.08	91,934	60
Class W
03-31-25	8.32	0.65•	(0.10)	0.55	0.75	—	0.13	0.88	—	7.99	6.98	1.02	0.86	0.86	7.97	5,361	78
03-31-24	8.30	0.77•	0.04	0.81	0.79	—	—	0.79	—	8.32	10.26	0.92	0.74	0.74	9.26	6,273	72
03-31-23	8.95	0.57•	(0.67)	(0.10)	0.55	—	—	0.55	—	8.30	(1.04)	1.01	0.81	0.81	6.76	10,747	38
03-31-22	9.06	0.33•	(0.12)	0.21	0.32	—	—	0.32	—	8.95	2.29	0.95	0.77	0.77	3.62	12,984	89
03-31-21	8.01	0.32•	1.03	1.35	0.30	—	—	0.30	—	9.06	17.08	1.09	0.88	0.88	3.69	11,426	60

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

*	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025

NOTE 1 — ORGANIZATION

Voya Funds Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on August 6, 1998 and was established under a Trust Instrument dated July 30, 1998. It consists of nine separately managed series. This report is for Voya Floating Rate Fund (“Floating Rate” or the “Fund”), a diversified series of the Trust.

The Fund offers the following classes of shares: Class A, Class C, Class I, Class R and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees, shareholder servicing fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the

7

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of

Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual loans are generally applied as a reduction to the recorded investment of the loan. Loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the lives of the respective loans. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as

8

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

compensation for evaluating and accepting changes to an original loan agreement and are recognized when received. Amendment fees and other fees earned are reported as other income on the Statement of Operations.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. When-Issued and Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

9

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended March 31, 2025, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $165,188,838 and $213,236,257, respectively.

The loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.650% on the first $300 million; 0.625% on the next $200 million; and 0.600% thereafter, of the Fund’s average daily net assets.

The Investment Adviser has agreed to waive 0.02% of the management fee through August 1, 2025. Any fees waived or reimbursed in relation to this waiver are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A, Class C and Class R shares of the Fund each has a distribution and/or distribution and service plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. In addition, the Fund has a shareholder service plan for Class A and Class C shares (together with the Plan referenced above, the “Plans”). Under the Plans, each class of shares of the Fund pays the Distributor a Distribution and/ or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C	Class R
0.25%	1.00%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the year ended March 31, 2025, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges:	$10,288	$—
Contingent Deferred Sales Charges:	$—	$16

NOTE 6 — EXPENSE LIMITATION AGREEMENT

Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the levels listed below:

Maximum Operating Expense Limit

(as a percentage of average daily net assets)

Class A – 1.00%

Class C – 1.75%

Class I – 0.75%

Class R – 1.25%

Class W – 0.75%

Pursuant to a side letter agreement though August 1, 2025, the Investment Adviser has further lowered expenses to 0.95%, 1.70%, 0.70%, 1.20% and 0.70% for Class A, Class C, Class I, Class R and Class W, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the

10

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 6 — EXPENSE LIMITATION AGREEMENT (continued)

Fund for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of March 31, 2025, there are no amounts of waived and/ or reimbursed fees that are subject to possible recoupment by the Investment Advisor.

The Expense Limitation Agreement is contractual through August 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — LINE OF CREDIT

Effective May 6, 2024, the Fund joined certain other funds managed by the Investment Adviser in an unsecured committed revolving line of credit agreement with The Bank of New York Mellon for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 3, 2024, the unsecured committed revolving line of credit agreement was with State Street Bank and Trust Company for an aggregate amount of $50,000,000 and the commitment fee was equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears through May 3, 2024. Generally, borrowings under the Credit Agreement accrue interest at the higher of the federal funds rate and the overnight bank funding rate, plus a specified margin and 0.10%. Repayments generally must be made within 45 days after the date of a revolving credit advance.

The Fund utilized the line of credit during the year ended March 31, 2025, as follows:

Approximate
	Approximate	Weighted
	Average	Average
	Daily Balance	Interest Rate
Days	For Days	For Days
Utilized	Utilized	Utilized
57	$3,847,368(1)	5.94%

(1)	As of March 31, 2025, Voya Floating Rate Fund had an outstanding balance of $700,000.

NOTE 8 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At March 31, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the Fund:

Subsidiary	Percentage
Voya Institutional Trust Company	41.80%

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2025, the per account fees for affiliated recordkeeping services paid by the Fund were $50,642.

During the year end March 31, 2025, Floating Rate incurred $330,000 of proxy and solicitation costs associated with obtaining shareholder approval relating to its proposed merger with and into Voya Short Duration High Income Fund, which is not included in this report.

NOTE 9 — UNFUNDED LOAN COMMITMENTS

The Fund may enter into credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented within the Portfolio of Investments. At

11

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 9 — UNFUNDED LOAN COMMITMENTS (continued)

March 31, 2025, the Fund had the following unfunded loan commitments:

Unfunded
Loan
Loan	Commitment
Hanger Inc. Delayed Draw Term Loan	$49,449
Kaman Corporation Delayed Draw Term Loan	81,164
Raven Acquisition Holdings, LLC 2024 Delayed Draw Term Loan Commitment	63,000
US Fertility Enterprises LLC Initial Delayed Draw Term Loan	18,695
USALCO LLC Delayed Draw Term Commitment	36,429
$248,737

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class A
3/31/2025	636,325	—	359,340	(2,084,390)	—	(1,088,725)	5,174,737	—	2,932,142	(16,953,899)	—	(8,847,020)
3/31/2024	390,198	—	353,193	(657,957)	—	85,434	3,234,809	—	2,930,584	(5,464,929)	—	700,464
Class C
3/31/2025	143,108	—	58,668	(283,305)	—	(81,529)	1,162,656	—	478,297	(2,302,971)	—	(662,018)
3/31/2024	73,792	—	56,693	(265,921)	—	(135,436)	612,738	—	470,290	(2,205,054)	—	(1,122,026)
Class I
3/31/2025	4,962,065	—	1,212,677	(9,383,448)	—	(3,208,706)	40,672,802	—	9,892,407	(76,443,245)	—	(25,878,036)
3/31/2024	4,014,603	—	1,176,783	(7,341,145)	—	(2,149,759)	33,350,145	—	9,764,546	(60,808,038)	—	(17,693,347)
Class R
3/31/2025	457,511	—	999,467	(2,155,686)	—	(698,708)	3,741,306	—	8,131,478	(17,535,104)	—	(5,662,320)
3/31/2024	281,499	—	939,075	(2,101,110)	—	(880,536)	2,333,960	—	7,774,875	(17,399,214)	—	(7,290,379)
Class W
3/31/2025	56,456	—	75,339	(214,951)	—	(83,156)	464,015	—	615,647	(1,762,845)	—	(683,183)
3/31/2024	101,546	—	83,906	(726,289)	—	(540,837)	845,546	—	697,280	(6,038,967)	—	(4,496,141)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of non-deductible expenses, paydowns and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following permanent tax differences have been reclassified as of March 31, 2025:

Paid-in	Distributable
Capital	Earnings
$(132,628)	$132,628

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended		Year Ended
March 31, 2025		March 31, 2024
Ordinary	Return of	Ordinary
Income	Capital	Income
$19,335,872	$3,068,780	$22,018,469

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2025 were:

Unrealized				Total
Appreciation/	Capital Loss Carryforwards			Distributable
(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$(3,320,843)	$(46,563,632)	Short-term	$(21,460)	$(231,421,885)
	(181,515,950)	Long-term
$(228,079,582)

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of March 31, 2025, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time.

Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2025 (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.

NOTE 13 —SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Reorganization: The Board approved a proposal to reorganize the Fund with and into Voya Short Duration High Income Fund, which is not included in this report and is a series of Voya Funds Trust (the "Reorganization"). The proposed Reorganization is subject to shareholder approval of the Fund. If shareholder approval of the proposed Reorganization is obtained, it is expected that the proposed Reorganization will take place at the close of business on or about August 8, 2025.

Dividends: Subsequent to March 31, 2025, the Fund declared dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class A	$0.0480	May 1, 2025	Daily
Class C	$0.0431	May 1, 2025	Daily
Class I	$0.0497	May 1, 2025	Daily
Class R	$0.0462	May 1, 2025	Daily
Class W	$0.0498	May 1, 2025	Daily

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

14

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: 93.0%
	Auto Components: 1.2%
507,200	American Axle & Manufacturing Inc., New Tranche B Term Loan, 7.322%, (TSFR1M+3.000%), 12/12/2029	$502,762	0.3
659,240	Holley Purchaser, Inc., Initial Term Loan, 8.189%, (TSFR1M+3.750%), 11/17/2028	633,200	0.3
533,907	RC Buyer Inc., First Lien Initial Term Loan, 7.939%, (TSFR1M+3.610%), 07/28/2028	522,228	0.3
506,102	RealTruck Goup Inc. (fka Truck Hero), Initial Term Loan, 7.939%, (TSFR1M+3.610%), 01/31/2028	483,116	0.3
		2,141,306	1.2

	Basic Materials: 2.2%
413,963	A-Ap Buyer, Inc., Initial Term Loan, 2.750%, (TSFR1M+2.750%), 09/09/2031	414,480	0.2
755,000	Covia Holdings Corporation, Initial Term Loans, 7.568%, (TSFR3M+3.250%), 02/12/2032	754,056	0.4
280,000 (1)	Fortis Inc., Ineos Composites, 02/06/2032	278,250	0.2
492,481	Ineos US Petrochem LLC, 2030 Tranche B Dollar Term Loan, 8.175%, (TSFR1M+3.750%), 03/14/2030	466,626	0.3
348,853	Spa Holdings 3 Oy, Facility B (USD) Loan, 8.340%, (TSFR3M+4.000%), 02/04/2028	349,944	0.2
681,830	Sparta US HoldCo LLC, Initial Term Loan, 7.323%, (TSFR1M+3.000%), 08/02/2030	677,356	0.4
36,429 (1)(2)	USALCO LLC, Delayed Draw Term Commitment, 09/30/2031	36,474	0.0
352,688	USALCO LLC, Initial Term Loans, 8.299%, (TSFR3M+4.000%), 09/30/2031	353,128	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Basic Materials: (continued)
554,990	WR Grace Holdings LLC, Initial Term Loan, 7.549%, (TSFR3M+3.250%), 09/22/2028	$552,215	0.3
		3,882,529	2.2

	Building & Development: 0.5%
398,961	Cornerstone Building Brands Inc., New Term Loan B, 7.669%, (TSFR1M+3.250%), 04/12/2028	336,224	0.2
254,394	LBM Acquisition LLC, First Lien Initial Term Loan, 8.174%, (TSFR1M+3.750%), 12/17/2027	249,584	0.1
447,129	LHS Borrower, LLC, Initial Term Loan, 9.175%, (TSFR1M+4.850%), 02/16/2029	381,178	0.2
		966,986	0.5

	Business Equipment & Services: 0.4%
807,175	Ensono LP, First Lien Initial Term Loan, 8.438%, (TSFR1M+4.110%), 05/26/2028	795,572	0.4

	Chemicals & Plastics: 0.5%
493,987	Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 8.811%, (TSFR3M+4.500%), 08/18/2028	489,047	0.3
345,884	Herens Holdco Sarl, Facility B USD Loans, 8.354%, (TSFR3M+4.000%), 07/03/2028	318,933	0.2
		807,980	0.5

	Commodities: 0.1%
174,685	Foundation Building Materials Inc., Initial Term Loan (First Lien), 7.802%, (TSFR3M+3.500%), 01/31/2028	166,169	0.1

	Communications: 5.5%
174,125	Acuris Finance US Inc., 2024 Dollar Term Loan, 8.049%, (TSFR3M+3.750%), 02/16/2028	174,060	0.1

See Accompanying Notes to Financial Statements

15

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Communications: (continued)
550,000	AP Core Holdings II LLC, Term B-2 Loans, 9.939%, (TSFR1M+5.610%), 09/01/2027	$498,850	0.3
817,188	Arches Buyer Inc., Refinancing Term Loan, 7.675%, (TSFR1M+3.350%), 12/06/2027	801,099	0.5
472,886	Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 7.319%, (TSFR1M+3.000%), 11/30/2027	472,886	0.3
702,390	Cengage Learning Inc., 2024 Refinancing Term Loans, 7.829%, (TSFR3M+3.500%), 03/22/2031	697,365	0.4
837,814	CNT Holdings I Corp, 2025 Replacement Term Loans, 6.802%, (TSFR3M+2.500%), 11/08/2032	833,520	0.5
167,014	Connect US FInc.o LLC, Amendment No. 4 Term Loan, 8.825%, (TSFR1M+4.500%), 09/27/2029	147,307	0.1
496,250	Crown Subsea Communications Holding Inc., 2024 Term Loan, 8.323%, (TSFR1M+4.000%), 04/27/2028	497,491	0.3
652,569	Dotdash Meredith, Inc., Term B-1 Loan, 7.823%, (TSFR1M+3.500%), 12/01/2028	657,463	0.4
250,000	Getty Images Inc., Dollar Fixed Rate Term B-1 Loans, 11.250%, 02/21/2030	252,500	0.1
240,646	Gogo Intermediate Holdings LLC, Initial Term Loan, 8.189%, (TSFR1M+3.750%), 04/30/2028	225,230	0.1
324,188	GoodRX Inc., 2024 Term Loan, 8.075%, (TSFR1M+3.750%), 07/10/2029	323,883	0.2
360,020	Ion Trading Finance Limited, 2024-B Dollar Term Loan, 7.829%, (TSFR3M+3.500%), 04/01/2028	357,432	0.2
150,000 (1)	Level 3, 2025 Refi Term Loan B, 03/21/2032	148,562	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Communications: (continued)
452,728	Magnite Inc., Amendment 2 Initial Term Loan, 7.316%, (TSFR1M+3.000%), 02/06/2031	$452,445	0.3
514,536	McGraw-Hill Education Inc., Term Loan B, 7.575%, (TSFR1M+3.250%), 08/06/2031	514,214	0.3
619,096	MH Sub I LLC, 2023 May New Term Loans, 8.574%, (TSFR1M+4.250%), 05/03/2028	591,624	0.3
708,980	Proofpoint Inc., 2024 Refinancing Term Loan, 7.325%, (TSFR1M+3.000%), 08/31/2028	707,485	0.4
270,000 (1)	Terrier Media Buyer Inc., Term Facility, 06/18/2029	254,700	0.1
230,000 (1)	TripAdvisor Inc., Incremental Tl, 07/08/2031	226,837	0.1
194,025	TripAdvisor Inc., Initial Term B Loan, 7.049%, (TSFR3M+2.750%), 07/08/2031	191,357	0.1
593,893	Univision Communications Inc., 2022 Incremental First-Lien Term Loan, 8.549%, (TSFR3M+4.250%), 06/24/2029	584,985	0.3
59,550	Univision Communications Inc., 2024 Replacement First-Lien Term Loan, 7.939%, (TSFR1M+3.610%), 01/31/2029	57,950	0.0
		9,669,245	5.5

	Consumer, Cyclical: 13.0%
788,636	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2025 Refinancing Term B, 7.323%, (TSFR1M+3.000%), 07/31/2028	782,043	0.5
344,622	Alterra Mountain Company, Series B-6 Term Loan, 7.075%, (TSFR1M+2.750%), 08/17/2028	346,129	0.2

See Accompanying Notes to Financial Statements

16

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
301,910	Alterra Mountain Company, Series B-7 Term Loan, 7.325%, (TSFR1M+3.000%), 05/31/2030	$303,419	0.2
883,395	American Airlines Inc., Repriced Term Loan, 6.543%, (TSFR3M+2.250%), 04/20/2028	873,088	0.5
598,563	American Greetings Corporation, Tranche C Term Loan, 10.075%, (TSFR1M+5.750%), 10/30/2029	600,994	0.3
385,125	Aramark Services Inc., Us Term B-8 Loan, 6.325%, (TSFR1M+2.000%), 06/22/2030	386,088	0.2
819,066	Autokiniton US Holdings Inc., 2024 Replacement Term B Loan, 8.442%, (TSFR1M+4.110%), 04/06/2028	805,586	0.5
640,890	Bombardier Recreational Products Inc., 2023 Replacement Term Loan, 7.075%, (TSFR1M+2.750%), 12/13/2029	636,351	0.4
412,060	Caesars Entertainment, Inc., Term Loan B, 6.563%, (TSFR3M+2.250%), 02/06/2030	411,803	0.2
464,061	Cinemark USA Inc., Term Loan B, 7.049%, (TSFR3M+2.750%), 05/24/2030	465,873	0.3
567,540	City Football Group Limited, Tl, 7.939%, (TSFR1M+3.610%), 07/21/2030	561,628	0.3
970,000	Clarios Global LP, Amendment No 6 Dollar Term Loan, 7.075%, (TSFR1M+2.750%), 01/28/2032	959,088	0.5
186,128	Core & Main LP, Tranche D Term Loan, 6.270%, (TSFR1M+6.855%), 07/27/2028	186,128	0.1
862,963	Crown Finance US Inc., Initial Term Loans, 9.573%, (TSFR1M+5.250%), 12/02/2031	859,726	0.5

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
443,171	Dealer Tire LLC, Term Loan B5, 7.325%, (TSFR1M+3.000%), 07/02/2031	$444,833	0.3
449,717	Delta Air Lines Inc., Initial Term Loan, 8.043%, (TSFR3M+3.750%), 10/20/2027	453,933	0.3
150,000	DK Crown Holdings Inc., Term B Loans, 6.075%, (TSFR1M+1.750%), 02/25/2032	149,313	0.1
248,125	Entain PLC, Facility B3, 7.053%, (TSFR3M+2.750%), 10/31/2029	248,652	0.1
191,000	Flynn Restaurant Group LP, Series 2025 Term Loans, 8.075%, (TSFR1M+3.750%), 01/28/2032	186,941	0.1
691,542	Golden State Foods LLC, Initial Term Loans, 8.564%, (TSFR1M+4.250%), 12/04/2031	695,000	0.4
1,215,326	Great Outdoors Group LLC, Term B-3 Loan, 7.575%, (TSFR1M+3.250%), 01/16/2032	1,214,871	0.7
305,000	Hanesbrands Inc., Term Loan B, 7.075%, (TSFR1M+2.750%), 03/07/2032	305,381	0.2
786,486	Harbor Freight Tools USA Inc., Initial Term Loan, 6.825%, (TSFR1M+2.500%), 06/11/2031	768,462	0.4
244,388	Highline AfterMarket Acquisition LLC, 2025-1 Term Loan, 7.825%, (TSFR1M+3.500%), 02/13/2030	245,151	0.1
368,575	Hunter Douglas Holding BV, Tranche B-1 Term Loan, 7.549%, (TSFR3M+3.250%), 01/17/2032	354,753	0.2
885,495	IRB Holding Corp, 2024 New Term Loan B Replacement, 6.825%, (TSFR1M+2.500%), 12/15/2027	880,721	0.5

See Accompanying Notes to Financial Statements

17

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
285,000	J&J Ventures Gaming LLC, 2025 Term Loans, 7.825%, (TSFR1M+3.500%), 04/26/2030	$281,526	0.2
460,000	Kodiak BP LLC, Initial Term Loan, 8.046%, (TSFR3M+3.750%), 11/26/2031	442,367	0.3
597,000	Lc Ahab Us Bidco LLC, Initial Term Loan, 7.325%, (TSFR1M+3.000%), 05/01/2031	601,478	0.3
513,713	Life Time Inc. (f/k/a Life Time Fitness Inc.), 2024 New Term Loan, 6.796%, (TSFR3M+2.500%), 11/05/2031	512,813	0.3
406,242	LS Group OPCO Acquisition LLC, Term Loan B, 6.813%, (TSFR3M+2.500%), 04/23/2031	404,211	0.2
609,053	Olympus Water US Holding Corporation, Term B-6 Dollar Loan, 7.337%, (TSFR3M+3.000%), 06/20/2031	600,134	0.3
553,613	Peer Holding III BV, Term Loan B5b, 6.799%, (TSFR3M+2.500%), 07/01/2031	553,728	0.3
407,297	Penn National Gaming Inc., Term B Facility, 6.825%, (TSFR1M+2.500%), 05/03/2029	407,526	0.2
606,809	Restoration Hardware, Inc., 2022 Incremental Term Loan, 7.675%, (TSFR1M+3.350%), 10/20/2028	589,796	0.3
231,409	Scientific Games Holdings LP, 2024 Refi Dollar Term Loan, 7.296%, (TSFR3M+3.000%), 04/04/2029	230,276	0.1
480,125	Scientific Games International, Inc., Term Loan B-2, 6.566%, (TSFR1M+2.250%), 04/14/2029	478,024	0.3
250,000 (1)	Showtime Acquisition LLC, Initial Term Loan, 08/13/2031	251,458	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Cyclical: (continued)
426,081	SRAM LLC, Initial Term Loan, 6.572%, (TSFR1M+2.250%), 02/20/2032	$423,951	0.2
150,000	Tecta America Corp, Closing Date Term Loan, 7.325%, (TSFR1M+3.000%), 02/18/2032	148,922	0.1
446,824	TGP Holdings III LLC, First Lien Closing Date Term Loan, 7.674%, (TSFR1M+3.350%), 06/29/2028	411,078	0.2
211,095	Thor Industries Inc., Term B-3 USD, 6.575%, (TSFR1M+2.250%), 11/15/2030	212,283	0.1
357,246	United Air Lines, Inc., Term Loan B, 6.297%, (TSFR3M+2.000%), 02/22/2031	356,967	0.2
745,232	Weber Stephen Products LLC, Initial Term B Loan, 7.689%, (TSFR1M+3.350%), 10/30/2027	722,875	0.4
726,152	White Cap Buyer LLC, Tranche C Term Loan, 7.575%, (TSFR1M+3.250%), 10/19/2029	705,547	0.4
576,272	Windsor Holdings III LLC, 2025 Refi Term Loan B, 7.069%, (TSFR1M+2.750%), 08/01/2030	571,710	0.3
		23,032,625	13.0

	Consumer, Non-cyclical: 16.2%
397,938	ADMI Corp, Amendment No 5 Term Loan, 8.189%, (TSFR1M+3.750%), 12/23/2027	395,451	0.2
505,715	ADMI Corp, Incremental Term Loan, 7.814%, (TSFR1M+3.500%), 12/23/2027	500,658	0.3
367,726	Albion Financing 3 SARL, 2025 Amended USD Term Loan, 7.293%, (TSFR3M+3.000%), 08/16/2029	370,944	0.2
331,650	American Airlines Inc., 2024 Replacement Term Loan, 6.507%, (TSFR6M+2.250%), 06/04/2029	327,435	0.2

See Accompanying Notes to Financial Statements

18

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
645,133	Auris Luxembourg III SARL, Facility B6 Loan, 8.177%, (TSFR6M+3.750%), 02/28/2029	$643,117	0.4
638,847	Bausch & Lomb Corporation, Initial Term Loan, 7.672%, (TSFR1M+3.350%), 05/10/2027	637,194	0.4
577,025	Bausch Health Companies Inc., Second Amendment Term Loans, 9.675%, (TSFR1M+5.250%), 02/01/2027	566,927	0.3
559,582	Belfor Holdings Inc., Tranche B3, 7.325%, (TSFR1M+3.000%), 11/01/2030	565,178	0.3
456,491	Bella Holding Company LLC, Tl, 7.575%, (TSFR1M+3.250%), 05/10/2028	456,124	0.3
875,600	Belron Finance US LLC, 2031 Dollar Incremental Term Loans, 7.052%, (TSFR3M+2.750%), 10/16/2031	875,327	0.5
417,280	Camelot US Acquisition I Co, Term Loan B-1, 7.075%, (TSFR1M+2.750%), 01/31/2031	412,150	0.2
634,014	CHG Healthcare Services Inc., Amendment No. 5 Refinancing Term Loan, 7.313%, (TSFR3M+3.000%), 09/29/2028	633,674	0.4
568,006	Chobani LLC, Term Loan B First Lien, 6.825%, (TSFR1M+2.500%), 10/25/2027	568,929	0.3
591,860	Cimpress PLC, 2024-2 Refinancing Tranche B-1, 6.825%, (TSFR1M+2.500%), 05/17/2028	593,340	0.3
289,275	Concentra Health Services, Inc., Term Loan B-1, 6.325%, (TSFR1M+2.000%), 07/26/2031	290,721	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
1,083,457	Cotiviti Inc., Initial Floating Rate Term Loans, 7.073%, (TSFR1M+2.750%), 05/01/2031	$1,077,702	0.6
174,563	Creative Artists Agency, LLC, Term Loan B, 7.075%, (TSFR1M+2.750%), 10/01/2031	174,391	0.1
880,537	Electron Bidco Inc., Initial Term Loan, 7.075%, (TSFR1M+2.750%), 11/01/2028	879,574	0.5
709,646	Fiesta Purchaser, Inc., Term Loan B (2024), 7.575%, (TSFR1M+3.250%), 02/12/2031	705,743	0.4
267,305	Financiere Mendel, Addtl Term Facility 2, 7.065%, (TSFR3M+2.750%), 11/08/2030	266,637	0.1
608,859	Fleet Midco I Ltd., Facility B2 Term Loan, 7.055%, (TSFR6M+2.750%), 02/21/2031	612,665	0.3
751,003	Fugue Finance LLC, Eleventh Amendment Dollar Term Loan, 7.496%, (TSFR6M+3.250%), 01/09/2032	751,590	0.4
594,646	Garda World Security Corporation, Twelfth Additional Term Loan, 7.322%, (TSFR1M+3.000%), 02/01/2029	593,159	0.3
496,770	Global Medical Response Inc., 2024 Extended Term Loan, 9.790%, (TSFR3M+5.000%), 10/31/2028	497,302	0.3
318,402	Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 7.075%, (TSFR1M+2.750%), 06/02/2031	316,909	0.2
58,175 (2)	Hanger Inc., Delayed Draw Term Loan, 7.825%, (TSFR1M+3.500%), 10/23/2031	58,204	0.0

See Accompanying Notes to Financial Statements

19

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
451,825	Hanger Inc., Initial Term Loan, 7.825%, (TSFR1M+3.500%), 10/23/2031	$452,051	0.3
356,053	HomeServe USA Holding Corp., Amendment No.1 Refinancing Term Loan, 6.319%, (TSFR1M+2.000%), 10/21/2030	353,086	0.2
562,066	IVC Acquisition Ltd., Incremental Term Loan B12, 8.049%, (TSFR3M+3.750%), 12/12/2028	563,003	0.3
664,175	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 8.584%, (TSFR1M+3.500%), 02/08/2028	661,684	0.4
583,731	Kuehg Corp., Term Loan, 7.549%, (TSFR3M+3.250%), 06/12/2030	583,092	0.3
596,974	Latham Pool Products Inc., Initial Term Loans, 8.391%, (TSFR3M+4.100%), 02/23/2029	581,801	0.3
502,478	LifePoint Health Inc., Term Loan B2, 7.817%, (TSFR3M+3.500%), 05/16/2031	485,938	0.3
712,396	Medline Borrower LP, Dollar Incremental Term Loan, 6.574%, (TSFR1M+2.250%), 10/23/2028	712,142	0.4
448,096	Neptune Bidco Us Inc., Term B Loans, 9.389%, (TSFR3M+5.100%), 04/11/2029	386,819	0.2
630,718	Organon & Co, Dollar Term Loan, 6.572%, (TSFR1M+2.250%), 05/19/2031	623,622	0.4
690,914	Pegasus Bidco Bv, 2024-2 Dollar Term Loan, 7.573%, (TSFR3M+3.250%), 07/12/2029	694,944	0.4
757,804	Phoenix Guarantor Inc., Tranche B5 Term Loan, 6.825%, (TSFR1M+2.500%), 02/21/2031	755,647	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
267,975	Radnet Management Inc., 2024 Refinancing Term Loans, 6.568%, (TSFR3M+2.250%), 04/18/2031	$267,879	0.2
52,558 (1)(2)	Raven Acquisition Holdings, LLC, 2024 Delayed Draw Term Loan Commitment, 11/19/2031	51,925	0.0
717,626	Raven Acquisition Holdings, LLC, Initial Term Loans, 7.575%, (TSFR1M+3.250%), 11/19/2031	710,076	0.4
543,056	RXB Holdings Inc., First Lien Initial Term Loan, 8.939%, (TSFR1M+4.610%), 12/20/2027	542,377	0.3
584,202	Ryan LLC, Term Loan, 9.856%, (TSFR1M+4.500%), 11/14/2030	582,741	0.3
244,882	Seren Bidco AB, Facility B1 Loan, 7.476%, (TSFR6M+3.150%), 11/16/2028	244,423	0.1
318,402	Sigma Bidco BV, Facility B12, 8.240%, 01/03/2028	317,109	0.2
711,425	Sotera Health Holdings LLC, 2024 Refinancing Term Loans, 7.549%, (TSFR3M+3.250%), 05/30/2031	714,093	0.4
585,000	Southern Veterinary Partners LLC, 2024-3 New Term Loans, 7.575%, (TSFR1M+3.250%), 12/04/2031	584,217	0.3
645,740	Spring Education Group Inc., Initial Term Loans, 8.299%, (TSFR3M+4.000%), 10/04/2030	645,740	0.4
291,320	Triton Water Holdings Inc., 2025 Refinancing Term Loan, 6.549%, (TSFR3M+2.250%), 03/31/2028	290,986	0.2
539,485	Trugreen Limited Partnership, Second Refinancing Term Loan (First Lien), 8.425%, (TSFR1M+4.110%), 11/02/2027	509,364	0.3

See Accompanying Notes to Financial Statements

20

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Consumer, Non-cyclical: (continued)
18,696 (1)(2)	US Fertility Enterprises LLC, Initial Delayed Draw Term Loan, 10/10/2031	$18,649	0.0
410,276	US Fertility Enterprises LLC, Term Loan B, 8.785%, (TSFR3M+4.500%), 10/10/2031	414,379	0.2
125,000 (1)	Valvoline Inc., Term Loan B, 03/19/2032	125,078	0.1
334,163	Viant Medical Holdings Inc., Term Loan B, 8.325%, (TSFR1M+4.000%), 10/29/2031	334,928	0.2
452,289	VM Consolidated Inc., Term B-3 Loan, 6.575%, (TSFR1M+2.250%), 03/24/2028	453,307	0.3
906,655	Wand NewCo 3 Inc., Tranche B-2 Term Loan, 6.825%, (TSFR1M+2.500%), 01/30/2031	894,567	0.5
405,000	WCG Intermediate Corp, Term Loan B, 7.324%, (TSFR3M+3.000%), 02/25/2032	401,659	0.2
		28,728,371	16.2

	Containers & Glass Products: 0.9%
740,133	Clydesdale Acquisition Holdings, Inc., Term B Loan, 7.499%, (TSFR1M+3.250%), 04/13/2029	737,512	0.4
264,449	Plaze Inc., 2021-1 Term Loan, 8.188%, (TSFR1M+3.750%), 08/03/2026	251,226	0.1
666,951	ProAmpac PG Borrower LLC, 2024 Term Loan B, 8.323%, (TSFR3M+4.000%), 09/15/2028	665,700	0.4
		1,654,438	0.9

	Diversified: 0.2%
414,981	First Eagle Holdings Inc., Tranche B-2 Term Loans, 7.329%, (TSFR3M+3.000%), 03/05/2029	415,273	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Electronics/Electrical: 0.9%
368,789	Chariot Buyer LLC, Tranche B, 8.600%, (TSFR1M+3.250%), 11/03/2028	$366,254	0.2
363,837	Creation Technologies Inc., Initial Term Loan, 10.058%, (TSFR3M+5.750%), 10/05/2028	352,922	0.2
484,879	DG Investment Intermediate Holdings 2 Inc., First Lien Closing Date Initial Term Loan, 8.189%, (TSFR1M+3.750%), 03/31/2028	486,243	0.3
325,000	DG Investment Intermediate Holdings 2 Inc., Second Lien Initial Term Loan, 11.189%, (TSFR1M+6.860%), 03/30/2029	320,531	0.2
		1,525,950	0.9

	Energy: 3.9%
572,238	Brazos Delaware II LLC, 2025 Refinancing Term Loan, 7.314%, (TSFR1M+3.000%), 02/11/2030	573,073	0.3
308,450	CPPIB OVM Member U.S. LLC, Initial Term Loans, 7.049%, (TSFR3M+2.750%), 08/20/2031	307,037	0.2
675,000 (1)	Emg Utica Midstream Holdings, LLC, Term Loan B, 10/24/2029	675,000	0.4
750,000	Epic Crude Services LP, Term Loan, 7.302%, (TSFR3M+3.000%), 10/15/2031	751,093	0.4
431,333	GIP Pilot Acquisition Partners LP, Amendment No 2 Refinancing Term Loan, 6.302%, (TSFR3M+2.000%), 10/04/2030	430,928	0.3
551,363	Goodnight Water Solutions Holdings, LLC, Initial Term Loans, 8.825%, (TSFR1M+4.500%), 06/04/2029	551,363	0.3
330,000	Hilcorp Energy I LP, Term Loan B, 6.322%, (TSFR1M+2.000%), 02/05/2030	330,825	0.2

See Accompanying Notes to Financial Statements

21

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Energy: (continued)
195,000 (1)	M6 Etx Holdings Ii Midco LLC, Term Loan B, 03/25/2032	$194,939	0.1
300,000	MRC Global (US) Inc., Term Loan, 7.931%, (TSFR6M+3.500%), 10/24/2031	300,750	0.2
423,938	NGP XI Midstream Holdings LLC, Term Loan B-2, 7.799%, (TSFR3M+3.500%), 07/25/2031	426,587	0.2
275,000	NorthRiver Midstream Finance LP, Term Loan (First Lien), 6.560%, (TSFR3M+2.250%), 08/16/2030	274,067	0.2
240,000	Pasadena Performance Products LLC, Term B Loan, 7.752%, (TSFR3M+3.500%), 02/24/2032	240,150	0.1
768,075	Rockpoint Gas Storage Partners LP, Term Loan B, 7.299%, (TSFR3M+3.000%), 09/18/2031	767,595	0.4
597,000	WaterBridge Midstream Operating LLC, Term Loan B, 9.053%, (TSFR3M+4.750%), 06/27/2029	593,455	0.3
542,275	Waterbridge NDB Operating LLC(f/k/a Waterbridge Midstream Operating LLC), Initial Term Loan, 8.315%, (TSFR3M+4.000%), 05/10/2029	544,986	0.3
2,520 (1)	Whitewater Whistler Holdings, LLC, Term Loan, 6.049%, (TSFR3M+1.750%), 02/15/2030	2,506	0.0
		6,964,354	3.9

	Financial: 9.8%
203,976	AAL Delaware Holdco Inc., Amendment No. 1 Term Loan, 7.075%, (TSFR1M+2.750%), 07/30/2031	202,957	0.1
611,530	Acrisure LLC, 2024 Repricing Term B-6 Loan, 7.325%, (TSFR1M+3.000%), 11/06/2030	608,568	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
1,061,432	Alliant Holdings Intermediate LLC, New Term Loan B6, 7.069%, (TSFR1M+2.750%), 09/19/2031	$1,054,998	0.6
242,714	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 7.313%, (TSFR3M+3.000%), 11/01/2030	242,639	0.1
550,000	Ardonagh Group FInc.o Pty Ltd., Syndicated Facility B (USD) Loan, 8.039%, (TSFR6M+3.750%), 02/17/2031	543,125	0.3
869,647	Aretec Group Inc., Term B-3 Loan, 7.825%, (TSFR1M+3.500%), 08/09/2030	863,736	0.5
654,929	Ascensus Group Holdings Inc. (f/k/a Mercury Borrower Inc.), 2024 Term Loan B, 7.325%, (TSFR1M+3.000%), 08/02/2028	652,063	0.4
1,316,305	AssuredPartners Inc., 2024 Term Loan, 7.825%, (TSFR1M+3.500%), 02/14/2031	1,319,185	0.7
343,524	Asurion LLC, New B-8 Term Loan, 7.689%, (TSFR1M+3.350%), 12/23/2026	343,386	0.2
304,745	Asurion LLC, New B-9 Term Loan, 7.689%, (TSFR1M+3.350%), 07/31/2027	302,726	0.2
218,353	Blackhawk Network Holdings Inc., Term Loan B, 8.325%, (TSFR1M+4.000%), 03/12/2029	217,807	0.1
189,525	Blackstone Mortgage Trust Inc., Term B-5 Loan, 8.075%, (TSFR1M+3.750%), 12/10/2028	187,393	0.1
737,984	Broadstreet Partners Inc., 2024 Term B Loans, 7.325%, (TSFR1M+3.000%), 06/13/2031	732,449	0.4

See Accompanying Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
600,000	Cpi Holdco B, LLC, First Amendment Incremental Term Loan, 6.575%, (TSFR1M+2.250%), 05/19/2031	$597,000	0.3
705,063	Cushman &Amp; Wakefield U.S. Borrower, Llc., 2024 - 3 Term Loan, 7.575%, (TSFR1M+3.250%), 01/31/2030	707,045	0.4
245,000	Dechra Pharmaceuticals Holdings Limited (f/k/a Freya Bidco Limited), Facility B1 Loan, 7.513%, (TSFR6M+3.250%), 01/27/2032	244,617	0.1
245,000	Edelman Financial Engines Center LLC (The), 2024 Refinancing Term Loans, 9.575%, (TSFR1M+5.250%), 10/06/2028	245,689	0.1
712,283	Edelman Financial Engines Center LLC (The), 2024-2 Refinancing Term Loan, 7.325%, (TSFR1M+3.000%), 04/07/2028	710,781	0.4
359,549	Etna French Bidco SAS, Facility B1 (USD) Loan, 8.900%, (TSFR1M+4.500%), 12/08/2031	358,650	0.2
179,101	Etna French Bidco SAS, Facility B2 USD, 8.871%, (TSFR3M+4.500%), 12/08/2031	178,653	0.1
1,062,636	Focus Financial Partners LLC, Tranche B Incremental Term Loan, 7.075%, (TSFR1M+2.750%), 09/15/2031	1,053,117	0.6
160,000	Goosehead Insurance Holdings, LLC, Initial Term Loan, 7.822%, (TSFR1M+3.500%), 01/08/2032	161,400	0.1
581,193	Guardian US Holdco LLC, Initial Term Loan, 7.799%, (TSFR3M+3.500%), 01/31/2030	573,383	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
440,208	Hightower Holdings LLC, Initial Term Loan, 7.291%, (TSFR3M+3.000%), 02/03/2032	$441,308	0.3
361,344	HUB International Ltd., 2025 Incremental Term Loan, 6.787%, (TSFR3M+2.500%), 06/20/2030	360,147	0.2
645,095	Jane Street Group LLC, Extended Term Loan, 6.313%, (TSFR3M+2.000%), 12/10/2031	639,047	0.4
508,725	Jefferies Finance LLC, Initial Term Loan 2024, 7.319%, (TSFR1M+3.000%), 10/21/2031	508,089	0.3
788,582	Osaic Holdings Inc., Term B4 Loan, 7.824%, (TSFR1M+3.500%), 08/17/2028	783,653	0.4
559,195	Overdrive, Inc., New First Lien Term Loan, 8.322%, (TSFR1M+4.000%), 06/15/2028	561,642	0.3
531,312	Ryan Specialty Group LLC, 2024 Term Loan B, 6.575%, (TSFR1M+2.250%), 09/15/2031	531,146	0.3
115,000 (1)	Sedgwick Claims Management Services, Inc., Term Loan B, 07/31/2031	114,727	0.1
523,688	Starwood Property Mortgage LLC, Facility B-4, 6.575%, (TSFR1M+2.250%), 01/02/2030	523,688	0.3
310,282	Truist Insurance Holdings, LLC, 2024 Term Loan B, 7.049%, (TSFR3M+2.750%), 05/06/2031	308,731	0.2
102,632	Truist Insurance Holdings, LLC, Initial Term Loans (Second Lien), 9.049%, (TSFR3M+4.750%), 05/06/2032	103,754	0.1
1,661	USI Inc., 2024 Term Loan, 6.549%, (TSFR3M+2.250%), 09/27/2030	1,646	0.0

See Accompanying Notes to Financial Statements

23

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Financial: (continued)
485,000	VFH Parent LLC, Term Loan B-2, 6.825%, (TSFR1M+2.500%), 06/21/2031	$486,819	0.3
		17,465,764	9.8

	Food Products: 0.9%
285,786	8th Avenue Food & Provisions Inc., 2021 Incremental Term Loan, 9.189%, (TSFR1M+4.860%), 10/01/2025	281,261	0.2
422,436	8th Avenue Food & Provisions Inc., First Lien Term Loan, 8.189%, (TSFR1M+3.750%), 10/01/2025	415,351	0.2
593,850	BCPE North Star US Holdco 2 Inc., First Lien Initial Term Loan, 8.439%, (TSFR1M+4.110%), 06/09/2028	580,934	0.3
319,736	CHG PPC Parent LLC, 2021-1 US Term Loan, 7.439%, (TSFR1M+3.110%), 12/08/2028	319,736	0.2
		1,597,282	0.9

	Health Care: 2.3%
1,197,729	AthenaHealth Group Inc., Initial Term Loan, 7.325%, (TSFR1M+3.000%), 02/15/2029	1,187,249	0.7
466,852	Embecta Corp, Initial Term Loan, 7.313%, (TSFR3M+3.000%), 03/30/2029	466,356	0.2
478,754	Gloves Buyer Inc., First Lien Initial Term Loan, 8.439%, (TSFR1M+4.110%), 12/29/2027	478,754	0.3
15,256	National Mentor Holdings Inc., First Lien Initial Term C Loan, 8.149%, (TSFR3M+3.850%), 03/02/2028	14,818	0.0
529,103	National Mentor Holdings Inc., First Lien Initial Term Loan, 8.175%, (TSFR1M+3.750%), 03/02/2028	513,891	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Health Care: (continued)
1,095,000 (1)	Opella Healthc, 03/01/2032	$1,089,525	0.6
388,050	Resonetics LLC, 2024 Specified Refinancing Term Loan, 7.545%, (TSFR3M+3.250%), 06/18/2031	385,948	0.2
		4,136,541	2.3

	Industrial: 15.1%
905,693	AlixPartners LLP, Tranche B, 7.717%, (TSFR1M+2.500%), 02/04/2028	905,976	0.5
680,000	Alliance Laundry Systems LLC, Initial Term B Loans, 7.072%, (TSFR3M+2.750%), 08/19/2031	678,640	0.4
900,019	Allied Universal Holdco LLC, Term Loan Usd, 8.175%, (TSFR1M+3.750%), 05/12/2028	900,019	0.5
641,308	Altium Packaging LLC, 2024 Refinancing Term Loan, 6.825%, (TSFR1M+2.500%), 06/11/2031	638,101	0.4
59,400	Anticimex Inc., Facility B6, 7.726%, (SOFRRATE+3.400%), 11/16/2028	59,400	0.0
621,875	Azorra Soar TLB FInance Limited, Initial Term Loans, 7.799%, (TSFR3M+3.500%), 10/18/2029	626,539	0.3
685,000	BCP VI Summit Holdings LP, Initial Term Loan, 7.825%, (TSFR1M+3.500%), 01/30/2032	685,856	0.4
283	Bombardier Recreational Products Inc., 2024 Extended Term Loan, 7.075%, (TSFR1M+2.750%), 01/22/2031	280	0.0
356,380	Brown Group Holding LLC, Incremental Term B-2 Facility, 6.813%, (TSFR3M+2.500%), 07/01/2031	354,821	0.2
302,041	Chart Industries, Inc., 2024 Term Loan B, 6.805%, (TSFR3M+2.500%), 03/15/2030	301,286	0.2

See Accompanying Notes to Financial Statements

24

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
510,099	Construction Partners Inc., Closing Date Loans, 6.827%, (TSFR1M+2.500%), 11/03/2031	$508,824	0.3
159,600	Cornerstone Building Brands Inc., Tranche C Term Loans, 8.819%, (TSFR1M+4.500%), 05/15/2031	131,770	0.1
300,000	Crown Equipment Corporation, Initial Term Loan, 6.819%, (TSFR1M+2.500%), 10/10/2031	300,563	0.2
220,991	Dynasty Acquisition Co Inc., Initial Term B-1 Loan, 6.325%, (TSFR1M+2.000%), 10/31/2031	220,628	0.1
84,268	Dynasty Acquisition Co Inc., Initial Term B-2 Loan, 6.324%, (TSFR1M+2.000%), 10/31/2031	84,130	0.0
170,000	Eco Material Technologies Inc., Initial Term Loan, 7.467%, (TSFR1M+3.250%), 02/12/2032	170,425	0.1
455,926	EMRLD Borrower LP, Initial Term B Loan, 6.933%, (TSFR3M+2.500%), 05/31/2030	451,367	0.3
536,484	Filtration Group Corporation, 2025 Incremental Dollar Term Loan, 7.325%, (TSFR1M+3.000%), 10/21/2028	536,484	0.3
149,625	Frontdoor Inc., 2024 Term Loan B, 6.575%, (TSFR1M+2.250%), 12/17/2031	151,870	0.1
415,000	GFL Environmental Services Inc., Initial Term Loan, 6.819%, (TSFR3M+2.500%), 02/04/2032	412,666	0.2
215,000 (1)	Igloo Holdings Corp, Senior Facility B (USD) Loan, 02/20/2032	214,597	0.1
392,168	Ingram Micro Inc., 2024 Term Loan B, 7.053%, (TSFR3M+2.750%), 09/22/2031	394,251	0.2
81,164 (1)(2)	Kaman Corporation, Delayed Draw Term Loan, 01/30/2032	81,265	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
860,336	Kaman Corporation, Initial Term Loans, 7.068%, (TSFR3M+2.750%), 01/30/2032	$849,986	0.5
692,970	Kenan Advantage Group Inc. (The), Term Loan B4, 7.575%, (TSFR1M+3.250%), 01/25/2029	690,371	0.4
642,068	Legence Holdings LLC (f/k/a Refficiency Holdings LLC), Amendment No 9 Refinancing Term Loan, 7.575%, (TSFR1M+3.250%), 12/18/2028	638,456	0.4
296,132	Lsf11 Trinity Bidco, Inc., Term Loan B, 7.322%, (TSFR1M+3.000%), 06/14/2030	297,428	0.2
750,000	Lsf12 Crown Us Commercial Bidco, LLC, Term Loan, 8.573%, (TSFR1M+4.250%), 12/02/2031	738,125	0.4
711,425 (1)	Madison Safe FRN TL, 09/26/2031	711,128	0.4
730,000	Madison Safety & Flow LLC, 2025 Incremental Term B, 7.075%, (TSFR1M+2.7500%), 03/29/2032	724,525	0.4
253,029	MI Windows and Doors LLC, 2024 Incremental Term Loans, 7.325%, (TSFR1M+3.000%), 03/28/2031	249,279	0.1
300,000	Novelis Holdings Inc., Initial Term Loan, 6.292%, (TSFR3M+2.000%), 02/20/2032	300,075	0.2
210,347	Oscar AcquisitionCo LLC, Term B Loan, 8.549%, (TSFR3M+4.250%), 04/29/2029	197,113	0.1
450,670	Pactiv Evergreen Group Holdings Inc., Tranch B-4 U.S. Term Loans, 6.825%, (TSFR1M+2.500%), 09/24/2028	450,396	0.3
629,823	Pre Paid Legal Services Inc., First Lien Initial Term Loans, 7.689%, (TSFR1M+3.350%), 12/15/2028	624,115	0.3

See Accompanying Notes to Financial Statements

25

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
665,274	Pro Mach Group Inc., Amendment No.5 Refinancing Tl, 7.075%, (TSFR1M+2.750%), 08/31/2028	$664,096	0.4
675,000 (1)	Protective Industrial Products Inc., Tl, 01/17/2032	650,531	0.4
348,248	Quikrete Holdings Inc., New Tranche B-1 Term Loan, 6.575%, (TSFR1M+2.250%), 04/14/2031	345,244	0.2
623,890	Quikrete Holdings Inc., Term Loan B (2029), 6.575%, (TSFR1M+2.250%), 03/19/2029	618,899	0.3
935,000	Red SPV LLC, Initial Term Loan, 6.575%, (TSFR3M+2.250%), 03/08/2032	938,506	0.5
536,789	Savage Enterprises LLC, Refinancing Term Loan, 7.073%, (TSFR1M+2.750%), 09/15/2028	536,845	0.3
660,242	Service Logic Acquisition Inc., Amendment 8 Refinancing Term Loan, 7.319%, (TSFR1M+3.000%), 10/29/2027	663,543	0.4
344,530	Smyrna Ready Mix Concrete LLC, 2025 Term Loan, 7.319%, (TSFR1M+3.000%), 04/02/2029	347,114	0.2
656,348	SPX Flow, Inc., 2024 Term Loan B, 7.325%, (TSFR1M+3.000%), 04/05/2029	656,245	0.4
455,000 (1)	Stonepeak Nile Parent LLC, Term Loan B, 02/03/2032	453,792	0.3
375,000	Terex Corporation, US Term Loan, 6.299%, (TSFR3M+2.000%), 10/08/2031	375,904	0.2
685,688	Third Coast Infrastructure LLC, Initial Term Loan, 8.575%, (TSFR1M+4.250%), 09/25/2030	680,974	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Industrial: (continued)
961,926	TK Elevator Midco Gmbh, Facility B2 (Usd), 7.737%, (TSFR6M+3.500%), 04/30/2030	$963,128	0.5
447,072	Transdigm Inc., Term Loan I, 7.049%, (TSFR3M+2.750%), 08/24/2028	447,474	0.2
167,061	Transdigm Inc., Tranche J Term Loan, 6.799%, (TSFR3M+2.500%), 02/28/2031	166,387	0.1
405,900	Transdigm Inc., Tranche K Term Loans, 7.049%, (TSFR3M+2.750%), 03/22/2030	403,617	0.2
213,925	Transdigm Inc., Tranche L Term Loans, 6.799%, (TSFR3M+2.500%), 01/19/2032	213,034	0.1
850,167	Trident TPI Holdings Inc., Tranche B-7 Term Loan, 8.049%, (TSFR3M+3.750%), 09/15/2028	822,094	0.5
340,174	Vertex Aerospace Services Corp, 2023 Term Loan, 6.575%, (TSFR1M+2.250%), 12/06/2030	336,134	0.2
580,013	Watlow Electric Manufacturing Company, Term Loan B, 7.791%, (TSFR3M+3.500%), 03/02/2028	579,650	0.3
676,600	Wilsonart LLC, Initial Term Loans, 8.549%, (TSFR3M+4.250%), 08/05/2031	645,518	0.4
		26,789,484	15.1

	Insurance: 0.7%
1,211,226	Sedgwick Claims Management Services Inc, 2024 Term Loan, 8.250%, (TSFR3M+3.000%), 07/31/2031	1,208,349	0.7

	Leisure Good/Activities/Movies: 0.3%
474,880	Playtika Holding Corp, Tranche B1, 7.943%, (TSFR1M+2.750%), 03/13/2028	470,190	0.3

See Accompanying Notes to Financial Statements

26

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Lodging & Casinos: 1.2%
1,044,622	Fertitta Entertainment LLC, Initial B Term Loan, 7.825%, (TSFR1M+3.500%), 01/27/2029	$1,029,345	0.6
602,256	Flynn Restaurant Group LP, 2021 New Term Loan, 8.689%, (TSFR1M+4.360%), 12/01/2028	602,633	0.3
440,798	Golden Entertainment Inc., Term B-1 Loan, 6.575%, (TSFR1M+2.250%), 05/26/2030	441,073	0.3
		2,073,051	1.2

	Radio & Television: 0.4%
200,717	DirectV Financing LLC, Closing Date Term Loan, 10.360%, (TSFR1M+5.262%), 08/02/2027	201,290	0.1
463,538	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 9.675%, (TSFR1M+5.250%), 04/09/2029	458,830	0.3
		660,120	0.4

	Retailers (Except Food & Drug): 0.6%
469,669	Leslie's Poolmart Inc., Initial Term Loan, 7.302%, (TSFR3M+3.000%), 03/09/2028	349,317	0.2
695,473	Petco Health and Wellness Company Inc., First Lien Initial Term Loan, 7.811%, (TSFR3M+3.500%), 03/03/2028	635,006	0.4
		984,323	0.6

	Technology: 14.4%
412,708	Adeia Inc., Amendment No 4 Term Loan B, 6.825%, (TSFR1M+2.500%), 06/08/2028	411,676	0.2
547,250	AMC Entertainment Holdings Inc., Initial Exchange Term Loan, 11.322%, (TSFR1M+7.000%), 01/04/2029	547,250	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
528,675	Amentum Holdings LLC, Initial Term Loan, 6.575%, (TSFR1M+2.250%), 09/29/2031	$513,888	0.3
195,000	Applied Systems Inc., Initial Term Loan (2024) (Second Lien), 8.079%, (TSFR1M+3.750%), 02/23/2032	200,119	0.1
710,411	Applied Systems Inc., Tranche B-1 Term Loan, 7.049%, (TSFR3M+2.750%), 02/24/2031	710,300	0.4
887,175	Ascend Learning LLC, Amendment No 5 Term Loan, 7.325%, (TSFR1M+3.000%), 12/11/2028	877,471	0.5
530,000	Asurion LLC, Second Lien Term Loan B3, 9.689%, (TSFR1M+5.250%), 01/31/2028	504,030	0.3
430,000	BCPE Pequod Buyer Inc., Initial Term Loan, 7.791%, (TSFR3M+3.500%), 11/25/2031	429,149	0.2
860,000	BMC Software (Boxer/ Bladelogic), 2031 Replacement Dollar Term Loan, 7.291%, (TSFR3M+3.000%), 07/30/2031	845,879	0.5
150,000 (1)	Clearwater Analytics LLC, Term Loan B, 02/07/2032	150,281	0.1
7	Cloud Software Group Inc., Initial Dollar Term B Facility, 7.829%, (TSFR3M+3.500%), 03/30/2029	7	0.0
539,545	Connectwise, LLC, Initial Term Loan, 8.061%, (TSFR3M+3.750%), 09/29/2028	539,815	0.3
220,000 (1)	Cotiviti Inc., Term Loan, 02/13/2032	216,563	0.1
453,863	Dragon Buyer, Inc., Term Loan, 7.299%, (TSFR3M+3.000%), 09/30/2031	451,366	0.3
619,579	ECI Macola / Max Holding LLC, Term Loan, 7.549%, (TSFR3M+3.250%), 05/09/2030	620,160	0.3

See Accompanying Notes to Financial Statements

27

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
909,598	Epicor Software Corporation, Term F Loans, 7.075%, (TSFR1M+2.750%), 05/30/2031	$908,533	0.5
422,875	Fortress Intermediate 3 Inc., Initial Term Loan, 8.075%, (TSFR1M+3.750%), 06/27/2031	422,875	0.2
507,051	Gainwell Acquisition Corp, Term B Loan, 8.399%, (TSFR3M+4.100%), 10/01/2027	474,093	0.3
815,000	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), 2025 Dollar Term Loans, 6.825%, (TSFR1M+2.500%), 01/24/2032	807,359	0.5
465,431	Helios Software Holdings Inc., Facility 2024-B Dollar Term Loan, 7.799%, (TSFR3M+3.500%), 07/18/2030	466,231	0.3
605,000	Icon Parent I Inc., Initial Term Loan, 7.315%, (TSFR3M+3.000%), 11/13/2031	600,689	0.3
321,750	Imagine Learning LLC, 2024 Term Loan, 7.825%, (TSFR1M+3.500%), 12/21/2029	320,778	0.2
916,820	Indy Us Bidco, LLC, Eleventh Amendment Term Loan, 7.824%, (TSFR1M+3.500%), 03/06/2028	914,814	0.5
150,000 (1)	Kaseya Inc., Initial Term Loan, 03/05/2033	150,156	0.1
365,000 (1)	Kaseya, Inc., Initial Term Loan, 03/06/2032	363,129	0.2
820,000	Leia FInc.o US LLC, Initial Term Loan, 7.535%, (TSFR3M+3.250%), 10/09/2031	813,146	0.5
264,338	Minerals Technologies Inc., Term Loan B, 6.322%, (TSFR1M+2.000%), 11/21/2031	264,338	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
2,147	Mitchell International, Inc., Initial Term Loan, 7.575%, (TSFR1M+3.250%), 06/17/2031	$2,125	0.0
466,056	MKS Instruments Inc., 2025-1 Dollar Term B Loans, 6.319%, (TSFR1M+2.000%), 08/17/2029	464,891	0.3
735,000	Neon Maple Purchaser Inc., Tranche B-1 Term Loan, 7.325%, (TSFR1M+3.000%), 11/17/2031	732,473	0.4
798,000	PointClickCare Technologies Inc., 2024-1 Term Loan, 7.549%, (TSFR3M+3.250%), 11/03/2031	798,749	0.5
551,406	Project Boost Purchaser LLC, 1L Intial Term Loan, 7.299%, (TSFR3M+3.000%), 07/16/2031	549,141	0.3
719,572	Project Ruby Ultimate Parent Corp, Incremental Term B4 Loan, 7.439%, (TSFR1M+3.110%), 03/10/2028	718,110	0.4
124,274	Rackspace Finance, LLC, First Lien Term Loan, 7.187%, (TSFR1M+2.860%), 05/15/2028	58,098	0.0
990,764	RealPage Inc., First Lien Initial Term Loan, 7.561%, (TSFR3M+3.250%), 04/24/2028	978,875	0.6
589,050	Rocket Software Inc., Term Loan, 8.575%, (TSFR1M+4.250%), 11/28/2028	588,515	0.3
500,000	Sandisk Corporation, Term B Loan, 7.330%, (TSFR3M+3.000%), 02/20/2032	494,375	0.3
344,376	Skillsoft Finance II Inc., Initial Term Loan, 9.692%, (TSFR1M+5.250%), 07/14/2028	297,024	0.2

See Accompanying Notes to Financial Statements

28

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
703,464	Skopima Consilio Parent LLC (FKA GI Consilio), Amendment No. 5 Term Loans, 8.075%, (TSFR1M+3.750%), 05/12/2028	$699,445	0.4
750,000 (1)	Solarwinds TLB S, 03/12/2032	730,781	0.4
683,208	Sophos Holdings, LLC, Dollar Tranche Term Loan, 7.936%, (TSFR1M+3.610%), 03/05/2027	684,845	0.4
569,264	The Knot Worldwide Inc., Amendment No 5 term Loan, 8.075%, (TSFR1M+3.750%), 01/31/2028	573,534	0.3
358,200	Thunder Generation Funding LLC, Term Loan B, 9.500%, (TSFR3M+3.000%), 10/03/2031	358,722	0.2
1,237,435	UKG Inc., Term Loan B, 7.300%, (TSFR3M+3.000%), 02/10/2031	1,236,984	0.7
239,830	Ultra Clean Holdings Inc., Seventh Amendment Replacement Term Loan, 7.575%, (TSFR1M+3.250%), 02/28/2028	240,729	0.1
394,366	Virtusa Corporation, Term B-2 Loan, 7.575%, (TSFR1M+3.250%), 02/15/2029	394,201	0.2
368,152	VS Buyer LLC, 2024-1 Refinancing Term Loan, 7.072%, (TSFR1M+2.750%), 04/12/2031	368,613	0.2
527,558	Waystar Technologies Inc., 2024 Term Loan B, 6.575%, (TSFR1M+2.250%), 10/22/2029	526,569	0.3
10,882	World Wide Technology Holding Co LLC, 2024-2 Refinancing Term Loans, 6.575%, (TSFR1M+2.250%), 03/01/2030	10,936	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
LOANS*: (continued)
	Technology: (continued)
555,000	World Wide Technology Holding Co LLC, 2024-2 Refinancing Term Loans, 6.575%, (TSFR1M+2.2500%), 03/01/2030	$557,775	0.3
		25,589,605	14.4

	Telecommunications: 0.8%
911,187	CCI Buyer Inc., First Lien Initial Term Loan, 8.299%, (TSFR3M+4.000%), 12/17/2027	913,181	0.5
600,000	Zayo Group Holdings Inc., Initial Dollar Term Loan, 7.439%, (TSFR1M+3.110%), 03/09/2027	560,125	0.3
		1,473,306	0.8

	Utilities: 1.0%
245,000	AL GCX Holdings LLC, Initial Term Loan B, 6.325%, (TSFR1M+2.000%), 01/21/2032	243,928	0.1
333,325	Alpha Generation LLC, Initial Term B Loan, 7.075%, (TSFR1M+2.750%), 09/30/2031	333,950	0.2
609,106	Discovery Energy Holding Corporation, Initial Dollar Term Loan, 8.049%, (TSFR3M+3.750%), 05/01/2031	600,731	0.4
527,350	Lightning Power, LLC, Initial Term B Loan, 6.549%, (TSFR3M+2.250%), 08/18/2031	525,184	0.3
		1,703,793	1.0
	Total Loans
	(Cost $165,764,995)	164,902,606	93.0

CORPORATE BONDS/NOTES: 6.7%
	Basic Materials: 0.5%
500,000 (3)	Cleveland-Cliffs, Inc., 7.000%, 03/15/2032	480,409	0.3
500,000 (3)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	465,940	0.2
		946,349	0.5

See Accompanying Notes to Financial Statements

29

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: 0.8%
500,000 (3)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	$455,589	0.2
500,000 (3)	Stagwell Global LLC, 5.625%, 08/15/2029	476,664	0.3
500,000 (3)	Viasat, Inc., 5.625%, 04/15/2027	480,325	0.3
		1,412,578	0.8

	Consumer, Cyclical: 1.6%
500,000 (3)	Gap, Inc., 3.875%, 10/01/2031	431,902	0.2
500,000 (3)	Lithia Motors, Inc., 4.375%, 01/15/2031	453,389	0.3
500,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	501,555	0.3
500,000 (3)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	499,260	0.3
500,000 (3)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	439,563	0.2
500,000 (3)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	495,081	0.3
		2,820,750	1.6

	Consumer, Non-cyclical: 1.6%
500,000 (3)	ADT Security Corp., 4.125%, 08/01/2029	470,000	0.3
500,000 (3)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	447,898	0.2
500,000 (3)	DaVita, Inc., 4.625%, 06/01/2030	460,696	0.2
500,000 (3)	Post Holdings, Inc., 4.625%, 04/15/2030	467,519	0.3
500,000 (3)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	478,950	0.3
500,000 (3)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	485,030	0.3
		2,810,093	1.6

	Energy: 0.6%
500,000 (3)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	500,796	0.3
500,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	473,965	0.3
		974,761	0.6

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: 0.8%
500,000 (3)	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031	$500,284	0.3
500,000	OneMain Finance Corp., 5.375%, 11/15/2029	476,075	0.3
500,000 (3)	PRA Group, Inc., 5.000%, 10/01/2029	461,003	0.2
		1,437,362	0.8

	Industrial: 0.5%
500,000 (3)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	485,031	0.3
500,000 (3)	Standard Industries, Inc., 4.750%, 01/15/2028	484,445	0.2
		969,476	0.5

	Technology: 0.3%
550,000 (3)	Entegris Escrow Corp., 5.950%, 06/15/2030	547,837	0.3
	Total Corporate Bonds/ Notes
	(Cost $11,833,645)	11,919,206	6.7

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: 0.1%
	Business Equipment & Services: 0.1%
30,272 (4)	Yak Access LLC Series A	60,545	0.1
5,388 (4)	Yak Access LLC Series B	10,776	0.0
		71,321	0.1

	Communication Services: 0.0%
32,597 (5)	Cumulus Media, Inc. — Class A	14,408	0.0

	Consumer Discretionary: 0.0%
408,271 (4)	24 Hour Fitness Worldwide, Inc.	4,083	0.0
42,856 (4)	Anchor Hocking Holdings	429	0.0
188 (4)	Travelport Tech Ltd.	62,914	0.0
		67,426	0.0

	Consumer Staples: 0.0%
5,913,978 (4)	Save-A-Lot, Inc./Moran Foods	—	0.0
	Total Common Stock
	(Cost $2,039,237)	153,155	0.1

See Accompanying Notes to Financial Statements

30

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

			Percentage
			of Net
Shares		Value	Assets
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
544,388 (4)	24 Hour Fitness Worldwide, Inc.	$16,331	0.0
	Total Preferred Stock
	(Cost $653,781)	16,331	0.0
	Total Long-Term Investments
	(Cost $180,291,658)	176,991,298	99.8

			Percentage
			of Net
Shares	RA	Value	Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
725,020 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 4.230%
	(Cost $725,020)	$725,020	0.4

	Total Short-Term Investments
	(Cost $725,020)	725,020	0.4
	Total Investments in Securities
	(Cost $181,016,678)	$177,716,318	100.2
	Liabilities in Excess of Other Assets	(370,190)	(0.2)
	Net Assets	$177,346,128	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Secured Overnight Financing Rate ("SOFR") and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 9 for additional details.

(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	Non-income producing security.

(6)	Rate shown is the 7-day yield as of March 31, 2025.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

31

PORTFOLIO OF INVESTMENTS
Voya Floating Rate Fund	as of March 31, 2025 (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Business Equipment & Services	$—	$—	$71,321	$71,321
Communication Services	14,408	—	—	14,408
Consumer Discretionary	—	—	67,426	67,426
Consumer Staples	—	—	—	—
Total Common Stock	14,408	—	138,747	153,155
Loans	—	164,902,606	—	164,902,606
Corporate Bonds/Notes	—	11,919,206	—	11,919,206
Preferred Stock	—	—	16,331	16,331
Short-Term Investments	725,020	—	—	725,020
Total Investments, at fair value	$739,428	$176,821,812	$155,078	$177,716,318

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At March 31, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $181,037,161.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$727,107
Gross Unrealized Depreciation	(4,047,950)
Net Unrealized Depreciation	$(3,320,843)

See Accompanying Notes to Financial Statements

32

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended March 31, 2025 were as follows:

Fund Name	Type	Per Share Amount

Voya Floating Rate Fund
Class A	NII	$0.7304
Class C	NII	$0.6689
Class I	NII	$0.7509
Class R	NII	$0.7084
Class W	NII	$0.7523
All Classes	ROC	$0.1331

NII — Net investment income

ROC — Return of capital

Pursuant to Internal Revenue Code Section 871(k)(1), Voya Floating Rate Fund designates 96.76% of net investment income distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

33

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 14, 2024, the Board of Trustees (“Board”) of Voya Funds Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Floating Rate Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2025.

In addition to the Board meeting on November 14, 2024, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2024 and November 12, 2024. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was not deemed to be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.

The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under

34

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (“Morningstar,” an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management

fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser if and when the Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted the breakpoints in the management fee schedule that will result in a lower management fee rate if and when the Fund achieves sufficient asset levels to receive a breakpoint discount. The Board also considered that, in addition to the management fee breakpoints, the Fund has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Adviser could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager proposed any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to its services to the Fund. In

35

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by, or other distribution-related expenses incurred by, the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager’s and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund Analysis

Set forth below are certain of the specific factors that the Board considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2024. In addition, the Board also considered at its October 9, 2024, November 12, 2024, and/or November 14, 2024 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2024: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period and the fifth quintile for the one-year, three-year, five-year and ten-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.

In analyzing this performance data, the Board took into account management’s representations regarding the (1) competitiveness of the Fund’s performance during certain periods; and (2) the changes to the Fund’s portfolio management team in May 2023. The Board also considered that, at the Board meeting on November 14, 2024, Management had proposed, and the Board approved, that the Fund be merged into another Voya fund, which such merger was anticipated to be effective on or about August 8, 2025.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the Fund's net management fee rate is ranked in the second quintile; (b) the Fund's contractual management fee rate is ranked in the fourth quintile; and (c) the Fund's net expense ratio is ranked in the third quintile.

In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its

36

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNaudited) (continued)

shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2025.

37

Investment Adviser	Independent Registered Public Accounting Firm
Voya Investments, LLC	Ernst & Young LLP
7337 East Doubletree Ranch Road, Suite 100	200 Clarendon Street
Scottsdale, Arizona 85258	Boston, Massachusetts 02116

Distributor	Custodian
Voya Investments Distributor, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
BNY Mellon Investment Servicing (U.S.) Inc.	Ropes & Gray LLP
103 Bellevue Parkway	Prudential Tower
Wilmington, Delaware 19809	800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

163061 (0325)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $346,069.33 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in the financial statements filed under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: June 6, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: June 6, 2025